UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2019

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2019

Investments	Shares (000)		Fair Value
LONG-TERM INVESTMENTS 95.97%

COMMON STOCKS 11.64%

Aerospace/Defense 0.75%

Kratos Defense & Security Solutions, Inc.*		186	$3,197,340
Teledyne Technologies, Inc.*		13	2,997,708
Total			6,195,048

Air Transportation 0.45%

Azul SA ADR*		126	3,753,997

Auto Parts & Equipment 0.39%

Monro, Inc.		42	3,205,020

Banking 0.82%

First Financial Bankshares, Inc.		59	3,826,150
First Republic Bank		28	2,939,440
Total			6,765,590

Building & Construction 0.35%

NVR, Inc.*		1	2,882,000

Building Materials 0.38%

Trex Co., Inc.*		42	3,147,900

Diversified Capital Goods 0.33%

Exponent, Inc.		48	2,718,240

Electric: Integrated 0.57%

NextEra Energy, Inc.		25	4,693,000

Health Services 0.57%

Acreage Holdings, Inc.*(a)	CAD	60	1,179,000
Incyte Corp.*		41	3,535,430
Total			4,714,430

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2019

Investments	Shares (000)		Fair Value
Hotels 0.34%

Wingstop, Inc.		42	$2,797,620

Integrated Energy 0.25%

First Solar, Inc.*		40	2,102,000

Machinery 0.38%

Kornit Digital Ltd. (Israel)*(b)		141	3,158,400

Medical Products 1.16%

Glaukos Corp.*		52	3,856,840
Intuitive Surgical, Inc.*		6	3,477,324
Penumbra, Inc.*		17	2,272,390
Total			9,606,554

Pharmaceuticals 0.86%

GW Pharmaceuticals plc ADR*		19	3,268,190
Sage Therapeutics, Inc.*		24	3,869,775
Total			7,137,965

Software/Services 2.68%

Cargurus, Inc.*		61	2,606,530
Glu Mobile, Inc.*		377	3,385,460
MSCI, Inc.		18	3,324,960
Shopify, Inc. Class A (Canada)*(b)		17	3,215,550
Tencent Holdings Ltd.(a)	HKD	68	2,908,933
Trade Desk, Inc. (The) Class A*		21	4,148,340
Zscaler, Inc.*		52	2,583,360
Total			22,173,133

Support: Services 0.36%

Rollins, Inc.		76	3,014,160

Telecommunications: Wireless 0.60%

American Tower Corp.		28	4,932,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2019

Investments	Shares (000)	Fair Value
Theaters & Entertainment 0.40%

Tencent Music Entertainment Group ADR*	186	$3,351,720
Total Common Stocks (cost $84,778,538)		96,348,977

	Interest Rate	Maturity Date	Principal Amount (000)
Convertible Bonds 71.89%

Aerospace/Defense 0.77%

Aerojet Rocketdyne Holdings, Inc.	2.25%	12/15/2023	$4,132	6,376,230

Automakers 1.65%

Tesla, Inc.	1.25%	3/1/2021	12,375	13,628,216

Building Materials 0.93%

Patrick Industries, Inc.†	1.00%	2/1/2023	8,500	7,671,250

Cable & Satellite Television 1.84%

DISH Network Corp.	3.375%	8/15/2026	17,655	15,208,017

Diversified Capital Goods 1.51%

Fortive Corp.†	0.875%	2/15/2022	11,966	12,467,220

Electronics 9.95%

Advanced Micro Devices, Inc.	2.125%	9/1/2026	3,640	11,013,573
Intel Corp.	3.25%	8/1/2039	3,125	8,089,766
Microchip Technology, Inc.	1.625%	2/15/2025	16,550	28,311,638
Micron Technology, Inc.	2.125%	2/15/2033	1,900	7,110,180
Micron Technology, Inc.	3.00%	11/15/2043	4,700	6,597,799
Novellus Systems, Inc.	2.625%	5/15/2041	1,610	8,679,008
ON Semiconductor Corp.	1.00%	12/1/2020	9,750	12,566,785
Total				82,368,749

Energy: Exploration & Production 3.96%

Tesla Energy Operations, Inc.	1.625%	11/1/2019	34,456	32,802,388

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale 1.54%

Herbalife Nutrition Ltd.†	2.625%	3/15/2024	$11,615	$12,707,797

Gas Distribution 1.06%

Cheniere Energy, Inc.	4.25%	3/15/2045	11,500	8,804,687

Health Services 1.17%

Exact Sciences Corp.	1.00%	1/15/2025	6,917	9,649,630

Hotels 1.37%

Caesars Entertainment Corp.	5.00%	10/1/2024	5,045	7,194,215
Huazhu Group Ltd. (China)(b)	0.375%	11/1/2022	3,850	4,117,094
Total				11,311,309

Machinery 0.75%

Chart Industries, Inc.†	1.00%	11/15/2024	3,900	6,251,049

Managed Care 1.12%

Anthem, Inc.	2.75%	10/15/2042	1,295	5,451,983
Molina Healthcare, Inc.	1.125%	1/15/2020	1,162	3,830,147
Total				9,282,130

Media: Content 0.79%

iQIYI, Inc. (China)†(b)	3.75%	12/1/2023	5,150	6,566,492

Media: Diversified 0.92%

IAC FinanceCo, Inc.†	0.875%	10/1/2022	5,100	7,577,162

Medical Products 3.91%

CONMED Corp.†	2.625%	2/1/2024	4,000	4,232,024
DexCom, Inc.†	0.75%	12/1/2023	3,090	3,404,649
DexCom, Inc.	0.75%	5/15/2022	6,090	9,149,677
Repligen Corp.	2.125%	6/1/2021	2,515	4,802,475
Wright Medical Group NV (Netherlands)(b)	2.25%	11/15/2021	6,950	10,729,062
Total				32,317,887

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Metals/Mining (Excluding Steel) 0.58%

Gold Exchangeable Ltd. (Jersey)(b)	6.875%	5/13/2022		$5,000	$4,834,350

Pharmaceuticals 2.04%

Canopy Growth Corp.†(a)	4.25%	7/15/2023	CAD	4,055	4,479,620
Sarepta Therapeutics, Inc.	1.50%	11/15/2024		$2,618	5,510,890
Tilray, Inc. (Canada)†(b)	5.00%	10/1/2023		7,995	6,920,672
Total					16,911,182

Real Estate Development & Management 0.70%

IIP Operating Partnership LP†	3.75%	2/21/2024		4,950	5,823,749

Software/Services 19.51%

Alteryx, Inc.†	0.50%	6/1/2023		2,150	3,966,750
Atlassian, Inc.†	0.625%	5/1/2023		7,160	10,310,400
Benefitfocus, Inc.†	1.25%	12/15/2023		5,091	5,874,164
Booking Holdings, Inc.	0.35%	6/15/2020		6,225	8,271,176
DocuSign, Inc.†	0.50%	9/15/2023		2,750	2,942,500
Everbridge, Inc.	1.50%	11/1/2022		2,475	5,326,405
FireEye, Inc.	1.625%	6/1/2035		34,425	32,001,549
Five9, Inc.†	0.125%	5/1/2023		4,896	6,912,241
MercadoLibre, Inc. (Argentina)†(b)	2.00%	8/15/2028		4,500	5,502,834
MongoDB, Inc.†	0.75%	6/15/2024		6,210	9,950,308
Okta, Inc.	0.25%	2/15/2023		5,352	9,944,706
Splunk, Inc.†	1.125%	9/15/2025		11,475	13,032,720
Twilio, Inc.†	0.25%	6/1/2023		5,915	10,608,553
Vipshop Holdings Ltd. (China)(b)	1.50%	3/15/2019		23,900	23,870,699
Weibo Corp. (China)†(b)	1.25%	11/15/2022		7,000	6,733,692
Workday, Inc.	1.50%	7/15/2020		2,540	6,174,161
Total					161,422,858

Specialty Retail 3.73%

Etsy, Inc.†	Zero Coupon	3/1/2023		4,625	9,396,664
RH	Zero Coupon	7/15/2020		6,910	9,636,734
Wayfair, Inc.†	1.125%	11/1/2024		7,600	11,822,499
Total					30,855,897

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services 3.20%

Chegg, Inc.†	0.25%	5/15/2023	$5,320	$8,303,211
Euronet Worldwide, Inc.	1.50%	10/1/2044	3,500	6,514,375
FTI Consulting, Inc.†	2.00%	8/15/2023	7,250	7,295,313
ServiceNow, Inc.	Zero Coupon	6/1/2022	2,410	4,349,305
Total				26,462,204

Technology Hardware & Equipment 5.85%

NXP Semiconductors NV (Netherlands)(b)	1.00%	12/1/2019	10,550	10,978,594
Square, Inc.†	0.50%	5/15/2023	6,976	8,858,376
SunPower Corp.	4.00%	1/15/2023	35,500	28,606,787
Total				48,443,757

Telecommunications: Satellite 0.36%

Intelsat SA (Luxembourg)†(b)	4.50%	6/15/2025	1,885	2,953,559

Theaters & Entertainment 1.30%

Live Nation Entertainment, Inc.†	2.50%	3/15/2023	9,591	10,741,431

Transportation: Infrastructure/Services 1.38%

DHT Holdings, Inc.†	4.50%	8/15/2021	5,850	5,725,459
Scorpio Tankers, Inc. (Monaco)(b)	3.00%	5/15/2022	6,689	5,676,406
Total				11,401,865
Total Convertible Bonds (cost $545,453,300)				594,841,065

	Dividend Rate	Shares (000)
CONVERTIBLE PREFERRED STOCKS 10.06%

Banking 4.38%

Bank of America Corp.	7.25%	13	16,374,960
Wells Fargo & Co.	7.50%	16	19,899,330
Total			36,274,290

Electric: Integrated 0.75%

NextEra Energy, Inc.	6.123%	102	6,203,640

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2019

Investments	Dividend Rate	Shares (000)	Fair Value
Medical Products 2.16%

Becton Dickinson & Co.	6.125%	132	$8,145,720
Danaher Corp.	4.75%	10	9,725,198
Total			17,870,918

Real Estate Investment Trusts 1.71%

Crown Castle International Corp.	6.875%	13	14,109,186

Software/Services 1.06%

Mandatory Exchangeable Trust†	5.75%	43	8,767,915
Total Convertible Preferred Stocks (cost $81,535,003)			83,225,949

	Interest Rate	Maturity Date	Principal Amount (000)
CORPORATE BONDS 2.38%

Auto Parts & Equipment 1.00%

Tenneco, Inc.	5.00%	7/15/2026	$9,659	8,306,740

Auto Parts: Original Equipment 0.97%

American Axle & Manufacturing, Inc.	6.25%	4/1/2025	8,000	8,010,800

Electric: Integrated 0.41%

Pacific Gas & Electric Co.(c)	6.05%	3/1/2034	3,700	3,413,250
Total Corporate Bonds (cost $19,014,127)				19,730,790
Total Long-Term Investments (cost $730,780,968)				794,146,781

SHORT-TERM INVESTMENTS 5.41%

CONVERTIBLE BOND 1.51%

Transportation: Infrastructure/Services

Scorpio Tankers, Inc. (Monaco)†(b) (cost $12,474,123)	2.375%	7/1/2019	12,643	12,484,773

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2019

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 3.90%

Repurchase Agreement dated 2/28/2019, 1.45% due 3/1/2019 with Fixed Income Clearing Corp. collateralized by $32,920,000 of U.S. Treasury Note at 2.50% due 2/28/2021; value: $32,920,000; proceeds: $32,275,671 (cost $32,274,371)	$32,274	$32,274,371
Total Short-Term Investments (cost $44,748,494)		44,759,144
Total Investments in Securities 101.38% (cost $775,529,462)		838,905,925
Liabilities in Excess of Foreign Cash and Other Assets(d) (1.38%)		(11,453,083)
Net Assets 100.00%		$827,452,842

CAD	Canadian dollar.
HKD	Hong Kong dollar.
ADR	American Depositary Receipt.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted (non-income producing security).
(d)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at February 28, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Buy	Bank of America	3/5/2019	630,000	$474,849	$478,785	$3,936
Canadian dollar	Buy	State Street Bank and Trust	3/5/2019	630,000	475,305	478,785	3,480
euro	Sell	J.P. Morgan	3/7/2019	830,000	951,142	944,318	6,824
euro	Sell	Toronto Dominion Bank	3/7/2019	2,330,000	2,661,941	2,650,916	11,025
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$25,265

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CONVERTIBLE FUND February 28, 2019

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	State Street Bank and Trust	3/7/2019	3,160,000	$3,615,487	$3,595,234	$(20,253)
Canadian dollar	Sell	Bank of America	3/5/2019	320,000	242,151	243,193	(1,042)
Canadian dollar	Sell	State Street Bank and Trust	3/5/2019	8,065,000	6,094,142	6,129,211	(35,069)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(56,364)

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund's investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$96,348,977	$—	$—	$96,348,977
Convertible Bonds	—	594,841,065	—	594,841,065
Convertible Preferred Stocks	83,225,949	—	—	83,225,949
Corporate Bonds	—	19,730,790	—	19,730,790
Short-Term Investments
Convertible Bond	—	12,484,773	—	12,484,773
Repurchase Agreement	—	32,274,371	—	32,274,371
Total	$179,574,926	$659,330,999	$—	$838,905,925
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$25,265	$—	$25,265
Liabilities	—	(56,364)	—	(56,364)
Total	$—	$(31,099)	$—	$(31,099)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 112.66%

ASSET-BACKED SECURITIES 30.89%

Automobiles 15.05%

Ally Auto Receivables Trust 2016-1 B	1.99%	3/15/2021	$3,965	$3,954,596
Ally Auto Receivables Trust 2017-5 A2	1.81%	6/15/2020	171	171,281
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	656	657,667
American Credit Acceptance Receivables Trust 2016-2 C†	6.09%	5/12/2022	637	645,716
American Credit Acceptance Receivables Trust 2018-1 A†	2.72%	3/10/2021	807	807,035
American Credit Acceptance Receivables Trust 2018-4 A†	3.38%	12/13/2021	2,841	2,846,768
AmeriCredit Automobile Receivables Trust 2014-3 D	3.13%	10/8/2020	4,309	4,311,572
AmeriCredit Automobile Receivables Trust 2015-2 D	3.00%	6/8/2021	2,619	2,620,890
AmeriCredit Automobile Receivables Trust 2016-2 B	2.21%	5/10/2021	2,878	2,873,701
AmeriCredit Automobile Receivables Trust 2017-2 A2A	1.65%	9/18/2020	74	73,519
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	1,664	1,664,368
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	229	228,855
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	684	676,709
Americredit Automobile Receivables Trust 2018-2 A2A	2.86%	11/18/2021	6,420	6,416,747
Americredit Automobile Receivables Trust 2018-3 A2A	3.11%	1/18/2022	1,632	1,634,939
Americredit Automobile Receivables Trust 2018-3 A2B	2.73%(1 Mo. LIBOR + .25%)#	1/18/2022	1,632	1,632,304
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	1,212	1,210,784
BMW Vehicle Owner Trust 2018-A A2A	2.09%	11/25/2020	2,378	2,373,229
California Republic Auto Receivables Trust 2015-1 A4	1.82%	9/15/2020	222	221,500
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	419	417,734
California Republic Auto Receivables Trust 2016-2 B	2.52%	5/16/2022	811	803,504
California Republic Auto Receivables Trust 2017-1 A3	1.90%	3/15/2021	1,076	1,074,382
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	572	567,104
California Republic Auto Receivables Trust 2018-1 A2	2.86%	3/15/2021	2,685	2,683,391
California Republic Auto Receivables Trust 2018-1 B	3.56%	3/15/2023	2,191	2,211,162
Capital Auto Receivables Asset Trust 2018-2 C†	3.69%	12/20/2023	1,442	1,449,228
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	577	573,867
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	207	206,959
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	2,960	2,949,961
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	1,078	1,067,723
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	2,367	2,343,513
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	6/15/2022	673	673,038

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	$372	$372,610
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	540	559,534
CPS Auto Receivables Trust 2017-D A†	1.87%	3/15/2021	615	613,367
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	742	738,966
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	949	965,977
CPS Auto Trust 2018-C A†	2.87%	9/15/2021	1,437	1,436,961
CPS Auto Trust 2018-C B†	3.43%	7/15/2022	688	689,373
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	3,100	3,119,432
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	285	284,934
Drive Auto Receivables Trust 2016-AA C†	3.91%	5/17/2021	447	447,486
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	169	168,883
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	1,185	1,185,729
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	652	656,990
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	909	909,074
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	4,111	4,130,052
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	1,145	1,157,641
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	577	577,234
Drive Auto Receivables Trust 2017-BA E†	5.30%	7/15/2024	5,337	5,473,357
Drive Auto Receivables Trust 2018-3 A2	2.75%	10/15/2020	1,360	1,360,499
Drive Auto Receivables Trust 2018-3 A3	3.01%	11/15/2021	2,071	2,073,418
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	818	819,465
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	1,949	1,956,322
Drive Auto Receivables Trust 2018-4 A2A	2.78%	10/15/2020	1,154	1,154,174
Drive Auto Receivables Trust 2018-4 A3	3.04%	11/15/2021	2,977	2,980,276
Drive Auto Receivables Trust 2018-5 A2A	3.08%	7/15/2021	2,721	2,723,857
Drive Auto Receivables Trust 2018-5 A2B	2.809%(1 Mo. LIBOR + .32%)#	7/15/2021	2,231	2,231,645
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	636	633,851
First Investors Auto Owner Trust 2017-2A A1†	1.86%	10/15/2021	860	858,380
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	1,339	1,331,880
First Investors Auto Owner Trust 2017-3A B†	2.72%	4/17/2023	510	506,672
First Investors Auto Owner Trust 2018-2A A1†	3.23%	12/15/2022	1,664	1,669,106
Flagship Credit Auto Trust 2017-1 A†	1.93%	12/15/2021	275	274,317
Flagship Credit Auto Trust 2017-2 A†	1.85%	7/15/2021	381	379,867
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	524	521,415
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	745	739,705
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	811	806,603
Flagship Credit Auto Trust 2018-1 A†	2.59%	6/15/2022	1,347	1,342,844
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	3,899	3,902,961
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	1,407	1,413,914

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Ford Credit Auto Lease Trust 2017-B A2A	1.80%	6/15/2020	$1,052	$1,050,768
Ford Credit Auto Owner Trust 2014-2 A†	2.31%	4/15/2026	5,555	5,536,462
Ford Credit Auto Owner Trust 2017-2 B†	2.60%	3/15/2029	256	249,281
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	423	423,376
Foursight Capital Automobile Receivables Trust 2018-1 A2†	2.85%	8/16/2021	943	942,542
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	1,890	1,893,585
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	937	941,590
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	442	443,894
GM Financial Automobile Leasing Trust 2017-2 A2A	1.72%	1/21/2020	120	120,104
GM Financial Consumer Automobile Receivables Trust 2017-3A A2A†	1.71%	9/16/2020	1,136	1,133,743
Honda Auto Receivables Owner Trust 2016-2 A3	1.39%	4/15/2020	119	118,676
Honda Auto Receivables Owner Trust 2019-1 A2	2.75%	9/20/2021	4,296	4,296,949
Hyundai Auto Lease Securitization Trust 2017-C A2A†	1.89%	3/16/2020	1,382	1,379,547
Mercedes-Benz Auto Lease Trust 2018-A A2	2.20%	4/15/2020	1,648	1,646,940
Mercedes-Benz Auto Lease Trust 2018-B A2	3.04%	12/15/2020	4,357	4,364,483
Mercedes-Benz Auto Receivables Trust 2016-1 A3	1.26%	2/16/2021	517	514,513
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%	10/15/2020	692	690,348
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	2,800	2,810,158
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	1,795	1,795,435
Santander Drive Auto Receivables Trust 2015-4 E†	4.54%	11/15/2022	6,410	6,484,904
Santander Drive Auto Receivables Trust 2015-5 C	2.74%	12/15/2021	1,030	1,029,287
Santander Drive Auto Receivables Trust 2016-1 E	5.02%	6/15/2023	4,212	4,283,237
Santander Drive Auto Receivables Trust 2016-2 E	4.38%	9/15/2023	5,396	5,453,436
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	255	254,947
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	454	452,616
Santander Drive Auto Receivables Trust 2018-1 A2	2.10%	11/16/2020	344	343,679
Santander Drive Auto Receivables Trust 2018-3 A2A	2.78%	3/15/2021	1,864	1,862,978
SunTrust Auto Receivables Trust 2015-1A A4†	1.78%	1/15/2021	435	434,265
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	2,589	2,589,826
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	1,508	1,501,084
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%	7/15/2020	336	335,816
Wheels SPV 2 LLC 2018-1A A2†	3.06%	4/20/2027	1,068	1,068,150
World Omni Select Auto Trust 2018-1A A2†	3.24%	4/15/2022	2,298	2,304,574
Total				163,963,710

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards 6.20%

American Express Credit Account Master Trust 2017-1 A	1.93%	9/15/2022	$3,208	$3,183,698
American Express Credit Account Master Trust 2017-4 A	1.64%	12/15/2021	8,591	8,575,061
Barclays Dryrock Issuance Trust 2014-3 A	2.41%	7/15/2022	1,787	1,784,283
Barclays Dryrock Issuance Trust 2017-2 A	2.789%(1 Mo. LIBOR + .30%)#	5/15/2023	5,056	5,062,453
Cabela’s Credit Card Master Note Trust 2014-2 A	2.939%(1 Mo. LIBOR + .45%)#	7/15/2022	1,538	1,539,348
Capital One Multi-Asset Execution Trust 2016-A3	1.34%	4/15/2022	1,927	1,919,557
Capital One Multi-Asset Execution Trust 2016-A4	1.33%	6/15/2022	2,375	2,361,309
Chase Issuance Trust 2012-A4	1.58%	8/15/2021	1,571	1,563,542
Chase Issuance Trust 2016-A5	1.27%	7/15/2021	3,260	3,243,546
Citibank Credit Card Issuance Trust 2014-A6	2.15%	7/15/2021	1,867	1,863,889
Citibank Credit Card Issuance Trust 2017-A9	1.80%	9/20/2021	4,034	4,015,650
Discover Card Execution Note Trust 2012-A6	1.67%	1/18/2022	5,749	5,730,322
Discover Card Execution Note Trust 2014-A4	2.12%	12/15/2021	2,206	2,202,781
Discover Card Execution Note Trust 2016-A4	1.39%	3/15/2022	1,872	1,859,348
Genesis Sales Finance Master Trust Series 2019-AA A†	4.68%	8/20/2023	1,235	1,240,688
Master Credit Card Trust II Series 2018-1A B†	3.245%	7/21/2024	2,113	2,110,936
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%	3/15/2022	3,048	3,047,847
Synchrony Credit Card Master Note Trust 2016-3 A	1.58%	9/15/2022	1,661	1,650,670
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%	10/15/2025	1,940	1,919,007
World Financial Network Credit Card Master Trust 2012-A	3.14%	1/17/2023	1,716	1,716,360
World Financial Network Credit Card Master Trust 2016-A A	2.03%	4/15/2025	747	730,002
World Financial Network Credit Card Master Trust 2017-B A	1.98%	6/15/2023	3,031	3,023,127
World Financial Network Credit Card Master Trust 2017-C A	2.31%	8/15/2024	5,031	4,983,413
World Financial Network Credit Card Master Trust 2017-C M	2.66%	8/15/2024	2,213	2,191,179
Total				67,518,016

Other 9.64%

Access Point Funding I LLC 2017-A†	3.06%	4/15/2029	338	336,591
Apidos CLO XVI 2013-16A CR†	5.761%(3 Mo. LIBOR + 3.00%)#	1/19/2025	500	500,672

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Ares XXIX CLO Ltd. 2014-1A A1R†	3.963%(3 Mo. LIBOR + 1.19%)#	4/17/2026	$1,365	$1,365,628
Ares XXXIII CLO Ltd. 2015-1A A1R†	4.101%(3 Mo. LIBOR + 1.35%)#	12/5/2025	300	300,095
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%	5/10/2022	357	356,171
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%	9/12/2022	506	503,843
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021	455	452,658
Avery Point IV CLO Ltd. 2014-1A BR†	4.371%(3 Mo. LIBOR + 1.60%)#	4/25/2026	731	730,759
Avery Point VII CLO Ltd. 2015-7A A1†	4.287%(3 Mo. LIBOR + 1.50%)#	1/15/2028	2,694	2,695,915
Benefit Street Partners CLO IV Ltd. 2014-IVA A1R†	4.251%(3 Mo. LIBOR + 1.49%)#	1/20/2029	1,666	1,667,005
Benefit Street Partners CLO IV Ltd. 2014-IVA A2R†	4.811%(3 Mo. LIBOR + 2.05%)#	1/20/2029	2,279	2,280,341
Benefit Street Partners CLO IV Ltd. 2014-IVA BR†	5.661%(3 Mo. LIBOR + 2.90%)#	1/20/2029	1,132	1,132,620
Benefit Street Partners CLO IV Ltd. 2014-IVA CR†	6.811%(3 Mo. LIBOR + 4.05%)#	1/20/2029	1,312	1,312,762
BlueMountain CLO Ltd. 2013-1A A1R†	4.161%(3 Mo. LIBOR + 1.40%)#	1/20/2029	3,140	3,142,866
Cedar Funding VI CLO Ltd. 2016-6A BR†	4.361%(3 Mo. LIBOR + 1.60%)#	10/20/2028	1,200	1,192,598
Daimler Trucks Retail Trust 2018-1 A2†	2.60%	5/15/2020	1,963	1,962,196
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028	224	223,952
Diamond Resorts Owner Trust 2016-1 A†	3.08%	11/20/2028	156	155,195
Diamond Resorts Owner Trust 2017-1A B†	4.11%	10/22/2029	990	992,334
DLL LLC 2018-1 A3†	3.10%	4/18/2022	3,303	3,309,475
DLL LLC 2018-ST2 A2†	3.14%	10/20/2020	4,246	4,245,392
DRB Prime Student Loan Trust 2015-D A2†	3.20%	1/25/2040	1,890	1,881,185
Engs Commercial Finance Trust 2018-1A A1†	2.97%	2/22/2021	2,016	2,013,584
Ford Credit Floorplan Master Owner Trust 2018 4 A	4.06%	11/15/2030	1,373	1,394,335
Galaxy XXI CLO Ltd. 2015-21A AR†	3.781%(3 Mo. LIBOR + 1.02%)#	4/20/2031	485	478,763
GMF Floorplan Owner Revolving Trust 2016-1 A1†	1.96%	5/17/2021	2,138	2,134,870
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	4.921%(3 Mo. LIBOR + 2.15%)#	7/25/2027	448	435,982
Hardee’s Funding LLC 2018-1A A2II†	4.959%	6/20/2048	2,536	2,566,352
ICG US CLO Ltd. 2015-2A AR†	3.629%(3 Mo. LIBOR + .85%)#	1/16/2028	2,795	2,777,994

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Jamestown CLO VII Ltd. 2015-7A CR†	5.371%(3 Mo. LIBOR + 2.60	%)#	7/25/2027	$1,431	$1,367,497
JFIN CLO Ltd. 2014-1A B1R†	4.211%(3 Mo. LIBOR + 1.45	%)#	4/21/2025	2,500	2,493,559
KVK CLO Ltd. 2016-1A C†	5.937%(3 Mo. LIBOR + 3.15	%)#	1/15/2029	1,564	1,577,947
Madison Park Funding XXI Ltd. 2016-21A A1†	4.301%(3 Mo. LIBOR + 1.53	%)#	7/25/2029	639	643,386
Massachusetts Educational Financing Authority 2008-1 A1	3.721%(3 Mo. LIBOR + 0.95	%)#	4/25/2038	1,223	1,224,939
Mountain View CLO X Ltd. 2015-10A BR†	4.147%(3 Mo. LIBOR + 1.35	%)#	10/13/2027	1,449	1,427,829
Navient Private Education Refi Loan Trust 2018-DA A2A†	4.00%		12/15/2059	1,088	1,121,144
Navient Student Loan Trust 2016-7A A†	3.64%(1 Mo. LIBOR + 1.15	%)#	3/25/2066	1,814	1,838,324
Navient Student Loan Trust 2017-2A A†	3.54%(1 Mo. LIBOR + 1.05	%)#	12/27/2066	2,757	2,774,226
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%		4/15/2021	8,237	8,236,500
OHA Loan Funding Ltd. 2016-1A B1†	4.561%(3 Mo. LIBOR + 1.80	%)#	1/20/2028	4,200	4,173,719
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	110	109,777
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	971	975,183
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	118	119,209
Orec Ltd. 2018-CRE1 A†	3.669%(1 Mo. LIBOR + 1.18	%)#	6/15/2036	1,950	1,942,220
Palmer Square Loan Funding Ltd. 2017-1A B†	4.487%(3 Mo. LIBOR + 1.70	%)#	10/15/2025	1,246	1,213,284
Palmer Square Loan Funding Ltd. 2018-1A A1†	3.387%(3 Mo. LIBOR + .60	%)#	4/15/2026	2,373	2,357,444
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.837%(3 Mo. LIBOR + 1.05	%)#	4/15/2026	946	919,646
Palmer Square Loan Funding Ltd. 2018-1A B†	4.187%(3 Mo. LIBOR + 1.40	%)#	4/15/2026	716	687,990
Palmer Square Loan Funding Ltd. 2018-5A A1†	3.32%(3 Mo. LIBOR + .85	%)#	1/20/2027	2,041	2,034,877
Palmer Square Loan Funding Ltd. 2018-5A A2†	3.87%(3 Mo. LIBOR + 1.40	%)#	1/20/2027	485	477,403
Pennsylvania Higher Education Assistance Agency 2006-1 B	3.041%(3 Mo. LIBOR + .27	%)#	4/25/2038	985	934,744
PFS Financing Corp. 2018-B†	3.08%		2/15/2023	1,069	1,061,103

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Regatta VI Funding Ltd. 2016-1A CR†	4.811%(3 Mo. LIBOR + 2.05	%)#	7/20/2028	$929	$902,642
Riserva Clo Ltd. 2016-3A A†	4.24%(3 Mo. LIBOR + 1.46	%)#	10/18/2028	318	318,334
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	676	675,986
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	2,450	2,457,313
Shackleton CLO Ltd. 2016-9A B†	4.661%(3 Mo. LIBOR + 1.90	%)#	10/20/2028	1,070	1,071,398
SLC Student Loan Trust 2008-1 A4A	4.388%(3 Mo. LIBOR + 1.60	%)#	12/15/2032	3,663	3,750,358
SLM Private Education Loan Trust 2010-A 2A†	5.739%(1 Mo. LIBOR + 3.25	%)#	5/16/2044	272	275,404
Sound Point Clo XII Ltd. 2016-2A CR†(a)	—(3 Mo. LIBOR + 2.60	%)#	10/20/2028	1,565	1,565,000
TCI-Symphony CLO Ltd. 2016-1A A†	4.277%(3 Mo. LIBOR + 1.48	%)#	10/13/2029	338	338,851
Towd Point Asset Trust 2018-SL1 A†	3.11%(1 Mo. LIBOR + .60	%)#	1/25/2046	2,130	2,108,081
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	3.619%(1 Mo. LIBOR + 1.13	%)#	11/15/2037	1,988	1,988,411
Tralee CLO III Ltd. 2014-3A AR†	3.791%(3 Mo. LIBOR + 1.03	%)#	10/20/2027	3,556	3,536,326
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	923	922,701
WhiteHorse VIII Ltd. 2014-1A AR†	3.636%(3 Mo. LIBOR + .90	%)#	5/1/2026	2,874	2,866,940
Total					105,031,828
Total Asset-Backed Securities (cost $336,752,546)					336,513,554

CORPORATE BONDS 14.24%

Aerospace/Defense 0.19%

United Technologies Corp.	3.65%		8/16/2023	2,059	2,089,635

Auto Parts: Original Equipment 0.04%

Aptiv plc (Ireland)(a)(b)	4.35%		3/15/2029	455	454,449

Automotive 0.54%

Daimler Finance North America LLC†	3.75%		2/22/2028	1,675	1,611,242
General Motors Co.	6.60%		4/1/2036	4,111	4,250,555
Total					5,861,797

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional 4.18%

Banco de Credito e Inversiones SA (Chile)†(b)	3.50%		10/12/2027	$1,290	$1,218,257
Bank of America Corp.	3.593%(3 Mo. LIBOR + 1.37	%)#	7/21/2028	2,601	2,547,049
Bank of America Corp.	4.00%		1/22/2025	1,716	1,720,503
Bank of America Corp.	4.45%		3/3/2026	940	958,030
Citigroup, Inc.	3.887%(3 Mo. LIBOR + 1.56	%)#	1/10/2028	3,044	3,034,163
Citigroup, Inc.	4.45%		9/29/2027	1,374	1,380,122
Goldman Sachs Group, Inc. (The)	4.223	%#(c)	5/1/2029	708	710,060
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	1,568	1,867,135
JPMorgan Chase & Co.	3.54%(3 Mo. LIBOR + 1.38	%)#	5/1/2028	1,452	1,425,395
JPMorgan Chase & Co.	3.782%(3 Mo. LIBOR + 1.34	%)#	2/1/2028	4,018	4,015,181
Macquarie Group Ltd. (Australia)†(b)	4.654	%#(c)	3/27/2029	3,121	3,097,255
Morgan Stanley	3.625%		1/20/2027	717	703,795
Morgan Stanley	3.875%		1/27/2026	515	517,207
Morgan Stanley	4.00%		7/23/2025	2,870	2,918,335
Santander UK plc (United Kingdom)†(b)	5.00%		11/7/2023	575	579,496
Santander UK plc (United Kingdom)(b)	7.95%		10/26/2029	2,280	2,682,548
Toronto-Dominion Bank (The) (Canada)(b)	3.625%(5 Yr. Swap + 2.21	%)#	9/15/2031	3,505	3,387,157
UBS AG	7.625%		8/17/2022	2,826	3,115,340
UBS AG (Switzerland)(b)	5.125%		5/15/2024	1,694	1,729,574
Wells Fargo Bank NA	5.85%		2/1/2037	5,025	5,897,967
Wells Fargo Bank NA	6.60%		1/15/2038	1,583	2,003,604
Total					45,508,173

Beverages 0.43%

Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.†	4.70%		2/1/2036	4,011	3,888,273
Becle SAB de CV (Mexico)†(b)	3.75%		5/13/2025	800	777,964
Total					4,666,237

Business Services 0.06%

Adani Ports & Special Economic Zone Ltd. (India)†(b)	4.00%		7/30/2027	704	647,469

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.17%

CNAC HK Finbridge Co. Ltd. (Hong Kong)(b)	3.50%	7/19/2022	$1,270	$1,253,777
Mexichem SAB de CV (Mexico)†(b)	4.875%	9/19/2022	550	567,820
Total				1,821,597

Computer Hardware 0.33%

Dell International LLC/EMC Corp.†	6.02%	6/15/2026	1,950	2,069,829
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	1,308	1,532,671
Total				3,602,500

Computer Software 0.18%

Oracle Corp.	6.125%	7/8/2039	1,557	1,930,851

Drugs 0.07%

Bayer Corp.†	6.65%	2/15/2028	629	710,017

Electric: Power 1.36%

Berkshire Hathaway Energy Co.	3.80%	7/15/2048	733	669,829
Electricite de France SA (France)†(b)	5.00%	9/21/2048	2,726	2,686,615
Entergy Louisiana LLC	4.00%	3/15/2033	934	949,351
Entergy Texas, Inc.	4.00%	3/30/2029	1,212	1,217,766
Exelon Generation Co. LLC	5.60%	6/15/2042	1,421	1,408,651
Minejesa Capital BV (Netherlands)†(b)	4.625%	8/10/2030	700	660,253
Ohio Edison Co.	8.25%	10/15/2038	1,725	2,453,095
South Carolina Electric & Gas Co.	6.05%	1/15/2038	1,988	2,371,299
South Carolina Electric & Gas Co.	6.625%	2/1/2032	581	710,423
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,650	1,658,275
Total				14,785,557

Financial Services 0.83%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	370	358,193
Affiliated Managers Group, Inc.	4.25%	2/15/2024	715	734,994
GE Capital International Funding Co. Unlimited Co. (Ireland)(b)	4.418%	11/15/2035	2,854	2,582,374

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

International Lease Finance Corp.	5.875%	4/1/2019	$1,876	$1,878,966
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	1,051	1,044,280
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	690	587,637
SUAM Finance BV (Columbia)†(b)	4.875%	4/17/2024	1,835	1,894,656
Total				9,081,100

Food 0.06%

Campbell Soup Co.	3.80%	8/2/2042	920	699,841

Health Care Services 0.06%

Universal Health Services, Inc.†	5.00%	6/1/2026	632	643,060

Insurance 0.61%

Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	4,592	4,920,085
Willis North America, Inc.	7.00%	9/29/2019	1,675	1,709,169
Total				6,629,254

Leisure 0.14%

Carnival plc	7.875%	6/1/2027	1,230	1,543,960

Machinery: Agricultural 0.18%

BAT Capital Corp.	3.557%	8/15/2027	2,114	1,934,071

Machinery: Industrial/Specialty 0.28%

Nvent Finance Sarl (Luxembourg)(b)	4.55%	4/15/2028	3,150	3,080,314

Manufacturing 0.40%

General Electric Co.	3.113%(3 Mo. LIBOR + .38%)#	5/5/2026	1,357	1,216,450
General Electric Co.	6.15%	8/7/2037	861	925,633
Siemens Financieringsmaatschappij NV (Netherlands)†(b)	2.35%	10/15/2026	2,448	2,257,318
Total				4,399,401

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 0.89%

21st Century Fox America, Inc.	6.20%	12/15/2034	$284	$351,669
21st Century Fox America, Inc.	7.75%	12/1/2045	634	935,258
Cox Communications, Inc.†	8.375%	3/1/2039	3,714	4,700,284
Time Warner Cable LLC	7.30%	7/1/2038	2,015	2,278,280
Warner Media LLC	6.25%	3/29/2041	1,316	1,454,802
Total				9,720,293

Metals & Minerals: Miscellaneous 0.14%

Glencore Finance Canada Ltd. (Canada)†(b)	5.55%	10/25/2042	1,405	1,358,077
Indonesia Asahan Aluminium Persero PT (Indonesia)†(b)	6.53%	11/15/2028	200	219,707
Total				1,577,784

Natural Gas 0.16%

Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	1,711	1,733,777

Oil 1.23%

Eni SpA (Italy)†(b)	5.70%	10/1/2040	5,053	5,218,115
Equinor ASA (Norway)(b)	7.15%	11/15/2025	1,354	1,643,389
Kerr-McGee Corp.	7.875%	9/15/2031	1,678	2,075,952
Petroleos Mexicanos (Mexico)(b)	4.50%	1/23/2026	2,600	2,328,300
Shell International Finance BV (Netherlands)(b)	6.375%	12/15/2038	1,603	2,098,252
Total				13,364,008

Oil: Crude Producers 0.40%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(b)	4.60%	11/2/2047	770	782,156
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	2,710	2,797,589
Northern Natural Gas Co.†	4.30%	1/15/2049	771	744,230
Total				4,323,975

Oil: Integrated Domestic 0.61%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.337%	12/15/2027	2,559	2,428,389
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/2047	2,353	2,082,466
Halliburton Co.	7.45%	9/15/2039	1,608	2,112,726
Total				6,623,581

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 0.30%

EPR Properties	4.75%		12/15/2026	$888	$894,679
EPR Properties	4.95%		4/15/2028	853	870,724
VEREIT Operating Partnership LP	3.95%		8/15/2027	1,574	1,507,972
Total					3,273,375

Steel 0.06%

Vale Overseas Ltd. (Brazil)(b)	6.875%		11/10/2039	610	672,525

Telecommunications 0.09%

AT&T, Inc.	6.00%		8/15/2040	900	968,984

Transportation: Miscellaneous 0.25%

Burlington Northern Santa Fe LLC	5.75%		5/1/2040	2,296	2,767,833
Total Corporate Bonds (cost $155,884,823)					155,115,418

FOREIGN GOVERNMENT OBLIGATION 0.07%

Qatar

State of Qatar†(b) (cost $725,000)	5.103%		4/23/2048	725	783,921

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.73%

Financial: Miscellaneous 0.16%

Federal Home Loan Mortgage Corp. Q001 XA IO	2.261%	#(d)	2/25/2032	12,192	1,715,425

Government Agency 1.57%

Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	3,741	3,586,704
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	1,518	1,456,214
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	1,088	1,047,542
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	1,298	1,256,766
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	1,761	1,708,668
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	1,157	1,113,608
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	3,261	3,106,664
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(d)	2/16/2053	682	664,649
Government National Mortgage Assoc. 2015-48 AS	2.90%	#(d)	2/16/2049	3,052	2,990,021

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Government Agency (continued)

Government National Mortgage Assoc. 2014-78 A	2.20%	4/16/2047	$176	$173,507
Total				17,104,343
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $19,480,338)				18,819,768

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 39.73%

Government Agency

Federal Home Loan Mortgage Corp.(e)	4.00%	TBA	76,101	77,609,902
Federal Home Loan Mortgage Corp.	5.00%	4/1/2021 - 6/1/2026	672	694,107
Federal National Mortgage Assoc.(e)	3.50%	TBA	9,000	9,002,469
Federal National Mortgage Assoc.(e)	4.00%	TBA	124,999	127,437,944
Federal National Mortgage Assoc.(e)	4.50%	TBA	207,050	214,244,960
Federal National Mortgage Assoc.	5.50%	9/1/2034 - 9/1/2036	3,575	3,884,193
Federal National Mortgage Assoc.	6.50%	1/1/2036	31	35,018	(f)
Total Government Sponsored Enterprises Pass-Throughs (cost $433,176,930)				432,908,593

MUNICIPAL BOND 0.06%

Miscellaneous

Pennsylvania (cost $673,083)	5.35%	5/1/2030	650	664,300

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.41%

Atrium Hotel Portfolio Trust 2018-ATRM A†	3.439%(1 Mo. LIBOR + .95%)#	6/15/2035	1,141	1,136,574
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	3.339%(1 Mo. LIBOR + .85%)#	1/15/2033	1,013	1,002,586
BB-UBS Trust 2012-SHOW A†	3.43%	11/5/2036	2,787	2,791,406
BWAY Mortgage Trust 2015-1740 A†	2.917%	1/10/2035	2,100	2,051,546
BX Commercial Mortgage Trust 2018-BIOA A†	3.16%(1 Mo. LIBOR + .67%)#	3/15/2037	4,127	4,095,053

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BX Trust 2018-GW A†	3.289%(1 Mo. LIBOR + .80	%)#	5/15/2035	$3,064	$3,046,216
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	3,550	3,593,742
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	2,164	2,196,003
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.189	%#(d)	5/10/2047	18,103	894,080
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	3,025	2,427,373
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804	%#(d)	4/15/2049	709	585,296
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.168	%#(d)	8/10/2047	4,131	161,655
Commercial Mortgage Pass-Through Certificates 2015-LC23 C	4.645	%#(d)	10/10/2048	1,183	1,197,857
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.44	%#(d)	7/10/2050	620	631,311
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.44%	#(d)	7/10/2050	1,138	1,140,283
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.44	%#(d)	7/10/2050	1,471	1,307,377
CSAIL Commercial Mortgage Trust 2015-C2 C	4.203	%#(d)	6/15/2057	325	318,131
DBWF Mortgage Trust 2015-LCM D†	3.421	%#(d)	6/10/2034	895	814,528
DBWF Mortgage Trust 2018-GLKS A†	3.51%(1 Mo. LIBOR + 1.03	%)#	11/19/2035	1,916	1,917,236
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382	%#(d)	12/15/2034	953	944,460
GS Mortgage Securities Corp. Trust 2018-FBLU A†	3.43%(1 Mo. LIBOR + .95	%)#	11/15/2035	1,906	1,904,622
GS Mortgage Securities Corp. Trust 2018-RIVR A†	3.439%(1 Mo. LIBOR + .95	%)#	7/15/2035	1,348	1,345,344
GS Mortgage Securities Trust 2015-GC32 C	4.411	%#(d)	7/10/2048	685	697,550
Hilton Orlando Trust 2018-ORL A†	3.259%(1 Mo. LIBOR + .77	%)#	12/15/2034	4,123	4,098,361
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	2,410	2,376,572
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159	%#(d)	8/5/2034	2,231	2,066,229
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	3,549	3,696,752
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.049	%#(d)	4/15/2047	3,861	69,515
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.269	%#(d)	4/15/2047	1,381	22,801
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.278	%#(d)	7/15/2048	2,629	2,611,415

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.489%(1 Mo. LIBOR + 1.00	%)#	6/15/2032	$3,388	$3,380,153
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	4.589%(1 Mo. LIBOR + 2.10	%)#	6/15/2032	1,691	1,696,626
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	3.509%(1 Mo. LIBOR + 1.02	%)#	11/15/2035	1,026	1,027,924
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.464%(1 Mo. LIBOR + .95	%)#	7/5/2033	4,859	4,850,230
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	2,083	2,174,663
Sequoia Mortgage Trust 2012-4 A3	2.069	%#(d)	9/25/2042	388	369,876
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144	%#(d)	1/5/2043	250	237,070
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.128	%#(d)	5/15/2048	2,000	1,777,633
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176	%#(d)	7/15/2048	343	339,069
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	4.877	%#(d)	1/15/2059	1,524	1,383,511
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.006	%#(d)	5/15/2047	8,066	320,612
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.563	%#(d)	5/15/2047	1,909	56,101
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.604	%#(d)	10/15/2057	23,507	611,337
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307	%#(d)	10/15/2057	36,416	508,378
Total Non-Agency Commercial Mortgage-Backed Securities (cost $68,830,375)					69,875,057

U.S. TREASURY OBLIGATIONS 19.53%

Government

U.S. Treasury Bond	2.75%		11/15/2042	18,996	17,980,159
U.S. Treasury Inflation Indexed Note(g)	0.625%		4/15/2023	50,011	49,948,490
U.S. Treasury Note	2.50%		1/31/2021	16,313	16,305,353
U.S. Treasury Note	2.50%		2/29/2024	41,513	41,238,950
U.S. Treasury Note	2.625%		2/15/2029	25,632	25,423,239
U.S. Treasury Note	2.875%		10/31/2020	1,375	1,382,144
U.S. Treasury Note	3.375%		11/15/2048	57,230	60,515,136
Total U.S. Treasury Obligations (cost $212,250,255)					212,793,471
Total Long-Term Investments (cost $1,227,773,350)					1,227,474,082

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 26.79%

U.S. TREASURY OBLIGATION 18.78%

U.S. Treasury Bill (cost $204,611,071)	Zero Coupon	3/14/2019	$204,784	$204,610,495

REPURCHASE AGREEMENTS 8.01%

Repurchase Agreement dated 2/28/2019, 1.45% due 3/1/2019 with Fixed Income Clearing Corp. collateralized by $10,485,000 of U.S. Treasury Note at 2.50% due 02/28/2021; value: $10,485,000; proceeds: $10,277,225			10,277	10,276,811
Repurchase Agreement dated 02/28/19, 2.53% due 03/01/2019 with Toronto Dominion Grand Cayman collateralized by $52,030,000 of U.S. Treasury Note at 2.125% due 07/31/2024; value: $50,989,833; proceeds: $50,003,514			50,000	50,000,000
Repurchase Agreement dated 02/28/2019, 2.40% due 03/01/2019 with JPMorgan Chase & Co. collateralized by $7,170,000 of Federal Home Loan Bank at 2.125% due 02/11/2020; value: $7,149,960; proceeds: $7,000,467			7,000	7,000,000
Repurchase Agreement dated 02/28/2019, 2.50% due 03/01/2019 with Goldman Sachs collateralized by $19,976,000 of U.S. Treasury Note at 3.50% due 05/15/2020; value: 20,403,431; proceeds: $20,001,389			20,000	20,000,000
Total Repurchase Agreements (cost $87,276,811)				87,276,811
Total Short-Term Investments (cost $291,887,882)				291,887,306
Total Investments in Securities 139.45% (cost $1,519,661,232)				1,519,361,388
Liabilities in Excess of Other Assets(h) (39.45%)				(429,785,401)
Net Assets 100.00%				$1,089,575,987

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2019

IO	Interest Only.
LIBOR	London Interbank Offered Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2019.
(a)	Securities purchased on a when-issued basis (See Note 2(f)).
(b)	Foreign security traded in U.S. dollars.
(c)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(d)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(e)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(f)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(g)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(h)	Liabilities in Excess of Other Assets include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at February 28, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2019	71	Long	$15,076,677	$15,065,867	$(10,810)
U.S. 5-Year Treasury Note	June 2019	811	Long	93,037,123	92,910,187	(126,936)
U.S. 10-Year Ultra Treasury Bond	June 2019	182	Long	23,722,894	23,560,469	(162,425)
U.S. Long Bond	June 2019	135	Long	19,730,273	19,503,281	(226,992)
Total Unrealized Depreciation on Open Futures Contracts						$(527,163)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CORE FIXED INCOME FUND February 28, 2019

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$336,513,554	$—	$336,513,554
Corporate Bonds	—	155,115,418	—	155,115,418
Foreign Government Obligation	—	783,921	—	783,921
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	18,819,768	—	18,819,768
Government Sponsored Enterprises Pass-Throughs	—	432,873,575	35,018	432,908,593
Municipal Bond	—	664,300	—	664,300
Non-Agency Commercial Mortgage-Backed Securities	—	69,875,057	—	69,875,057
U.S. Treasury Obligations	—	212,793,471	—	212,793,471
Short-Term Investments
Repurchase Agreements	—	87,276,811	—	87,276,811
U.S. Treasury Obligation	—	204,610,495	—	204,610,495
Total	$—	$1,519,326,370	$35,018	$1,519,361,388
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(527,163)	—	—	(527,163)
Total	$(527,163)	$—	$—	$(527,163)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2019.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Government Sponsored Enterprises Pass-Throughs
Balance as of December 1, 2018	$—
Accrued Discounts (Premiums)	(4)
Realized Gain (Loss)	(24)
Change in Unrealized Appreciation (Depreciation)	186
Purchases	—
Sales	(1,392)
Transfers into Level 3	36,252
Transfers out of Level 3	—
Balance as of February 28, 2019	$35,018
Change in unrealized appreciation/depreciation for period ended February 28, 2019, related to Level 3 investments held at February 28, 2019	$186

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 112.22%

ASSET-BACKED SECURITIES 26.18%

Automobiles 9.36%

ACC Trust 2018-1 A†	3.70%	12/21/2020	$45	$44,725
ACC Trust 2018-1 B†	4.82%	5/20/2021	100	100,378
ACC Trust 2019-1 B†	4.47%	10/20/2022	100	100,498
Ally Auto Receivables Trust 2017-5 A2	1.81%	6/15/2020	2	1,691
American Credit Acceptance Receivables Trust 2016-2 C†	6.09%	5/12/2022	106	107,450
American Credit Acceptance Receivables Trust 2018-1 A†	2.72%	3/10/2021	9	8,743
American Credit Acceptance Receivables Trust 2018-4 A†	3.38%	12/13/2021	34	34,233
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	16	16,004
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	2	2,178
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	7	6,925
AmeriCredit Automobile Receivables Trust 2018-3 A2A	3.11%	1/18/2022	20	20,036
AmeriCredit Automobile Receivables Trust 2018-3 A2B	2.73%(1 Mo. LIBOR + .25%)#	1/18/2022	20	20,004
BMW Vehicle Owner Trust 2018-A A2A	2.09%	11/25/2020	25	24,878
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	43	42,854
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	25	25,083
California Republic Auto Receivables Trust 2016-2 B	2.52%	5/16/2022	8	7,926
California Republic Auto Receivables Trust 2017-1 A3	1.90%	3/15/2021	12	11,708
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	73	72,375
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	37	36,990
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	60	59,438
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	62	60,978
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	65	64,684
CPS Auto Receivables Trust 2017-C D†	3.79%	6/15/2023	100	100,425
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	100	99,591
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	50	50,313
Drive Auto Receivables Trust 2016-AA C†	3.91%	5/17/2021	5	4,974
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	11	10,812
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	4	4,031
Drive Auto Receivables Trust 2017-3 C	2.80%	7/15/2022	129	128,950
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	11	11,121

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Automobiles (continued)

Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	$5		$5,416
Drive Auto Receivables Trust 2018-3 A2	2.75%	10/15/2020	15		15,393
Drive Auto Receivables Trust 2018-3 A3	3.01%	11/15/2021	24		24,028
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	10		10,018
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	23		23,086
Drive Auto Receivables Trust 2018-4 A2A	2.78%	10/15/2020	14		13,935
Drive Auto Receivables Trust 2018-4 A3	3.04%	11/15/2021	35		35,038
Drive Auto Receivables Trust 2018-5 A2A	3.08%	7/15/2021	33		33,035
Drive Auto Receivables Trust 2018-5 A2B	2.809%(1 Mo. LIBOR + .32%)#	7/15/2021	27		27,008
Exeter Automobile Receivables Trust 2017-3A C†	3.68%	7/17/2023	130		130,676
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	14		13,926
First Investors Auto Owner Trust 2017-3A B†	2.72%	4/17/2023	10		9,935
First Investors Auto Owner Trust 2018-2A A1†	3.23%	12/15/2022	20		20,152
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	—	(a)	118
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	5		5,146
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	10		9,929
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	9		9,379
Flagship Credit Auto Trust 2017-4 C†	2.92%	11/15/2023	165		163,169
Flagship Credit Auto Trust 2018-1 A†	2.59%	6/15/2022	15		14,560
Ford Credit Auto Owner Trust 2014-2 A†	2.31%	4/15/2026	100		99,666
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	22		21,634
Foursight Capital Automobile Receivables Trust 2017-1 D†	5.28%	8/15/2024	100		102,167
Foursight Capital Automobile Receivables Trust 2018-1 A2†	2.85%	8/16/2021	57		56,951
GM Financial Automobile Leasing Trust 2017-2 A2A	1.72%	1/21/2020	1		1,251
Honda Auto Receivables Owner Trust 2016-2 A3	1.39%	4/15/2020	1		1,299
Honda Auto Receivables Owner Trust 2019-1 A2	2.75%	9/20/2021	102		102,022
Hyundai Auto Lease Securitization Trust 2017-C A2A†	1.89%	3/16/2020	49		48,833
Mercedes-Benz Auto Lease Trust 2018-A A2	2.20%	4/15/2020	17		17,414
Mercedes-Benz Auto Lease Trust 2018-B A2	3.04%	12/15/2020	53		53,091
Mercedes-Benz Auto Receivables Trust 2016-1 A3	1.26%	2/16/2021	5		5,231
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	2		2,431
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	5		4,985
Santander Drive Auto Receivables Trust 2018-1 A2	2.10%	11/16/2020	4		3,599
SunTrust Auto Receivables Trust 2015-1A A4†	1.78%	1/15/2021	5		4,900
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	29		29,002
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	11		10,950
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%	7/15/2020	4		3,676
World Omni Select Auto Trust 2018-1A A2†	3.24%	4/15/2022	28		28,080
Total					2,441,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards 6.04%

American Express Credit Account Master Trust 2017-2 A	2.939%(1 Mo. LIBOR + .45%)#	9/16/2024	$71	$71,018
American Express Credit Account Master Trust 2017-4 A	1.64%	12/15/2021	103	102,809
American Express Credit Account Master Trust 2019-1 B	3.07%	10/15/2024	100	100,100
Barclays Dryrock Issuance Trust 2014-3 A	2.41%	7/15/2022	100	99,848
Capital One Multi-Asset Execution Trust 2016-A4	1.33%	6/15/2022	28	27,839
Capital One Multi-Asset Execution Trust 2016-A7	2.999%(1 Mo. LIBOR + .51%)#	9/16/2024	71	71,117
Chase Issuance Trust 2016-A5	1.27%	7/15/2021	100	99,495
Discover Card Execution Note Trust 2014-A4	2.12%	12/15/2021	200	199,708
Discover Card Execution Note Trust 2019-A1	3.04%	7/15/2024	36	36,249
First National Master Note Trust 2018-1 A	2.949%(1 Mo. LIBOR + .46%)#	10/15/2024	105	104,729
Genesis Sales Finance Master Trust Series 2019-AA B†	5.42%	8/20/2023	100	100,313
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%	3/15/2023	100	99,491
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%	3/15/2022	100	99,995
Synchrony Credit Card Master Note Trust 2016-3 A	1.58%	9/15/2022	100	99,378
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%	10/15/2025	90	89,026
World Financial Network Credit Card Master Trust 2012-A	3.14%	1/17/2023	70	70,015
World Financial Network Credit Card Master Trust 2017-B A	1.98%	6/15/2023	29	28,925
World Financial Network Credit Card Master Trust 2017-C A	2.31%	8/15/2024	52	51,508
World Financial Network Credit Card Master Trust 2017-C M	2.66%	8/15/2024	23	22,773
Total				1,574,336

Other 10.78%

Access Point Funding I LLC 2017-A†	3.06%	4/15/2029	70	69,890
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021	4	3,718
Avery Point VII CLO Ltd. 2015-7A A1†	4.287%(3 Mo. LIBOR + 1.50%)#	1/15/2028	250	250,178
BDS Ltd. 2019-FL3 A†	3.889%(1 Mo. LIBOR + 1.40%)#	12/15/2035	100	100,349
Benefit Street Partners CLO X Ltd. 2016-10A A1†	4.277%(3 Mo. LIBOR + 1.49%)#	1/15/2029	250	250,229
Cent CLO Ltd. 2013-19A A1A†	4.082%(3 Mo. LIBOR + 1.33%)#	10/29/2025	261	261,565
Daimler Trucks Retail Trust 2018-1 A2†	2.60%	5/15/2020	22	21,629
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028	31	31,278
Diamond Resorts Owner Trust 2017-1A B†	4.11%	10/22/2029	49	49,493
DLL LLC 2018-ST2 A2†	3.14%	10/20/2020	51	50,993
Engs Commercial Finance Trust 2018-1A A1†	2.97%	2/22/2021	52	52,355

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%	9/15/2022	$22	$21,764
GMF Floorplan Owner Revolving Trust 2016-1 A1†	1.96%	5/17/2021	100	99,854
Great American Auto Leasing, Inc. 2019-1 A4†	3.21%	2/18/2025	110	110,362
Hardee’s Funding LLC 2018-1A A2II†	4.959%	6/20/2048	28	28,268
Hilton Grand Vacations Trust 2018-AA A†	3.54%	2/25/2032	93	93,367
Navient Student Loan Trust 2016-7A A†	3.64%(1 Mo. LIBOR + 1.15%)#	3/25/2066	220	223,278
Navient Student Loan Trust 2017-2A A†	3.54%(1 Mo. LIBOR + 1.05%)#	12/27/2066	71	71,207
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%	10/16/2023	100	100,994
OHA Loan Funding Ltd. 2016-1A B1†	4.561%(3 Mo. LIBOR + 1.80%)#	1/20/2028	250	248,436
Orange Lake Timeshare Trust 2015-AA A†	2.88%	9/8/2027	17	16,313
Orec Ltd. 2018-CRE1 A†	3.669%(1 Mo. LIBOR + 1.18%)#	6/15/2036	23	22,908
Pennsylvania Higher Education Assistance Agency 2006-1 B	3.041%(3 Mo. LIBOR + .27%)#	4/25/2038	42	40,049
PFS Financing Corp. 2018-B A†	2.89%	2/15/2023	100	99,448
SCF Equipment Leasing LLC 2017-2A A†	3.41%	12/20/2023	62	62,188
SCF Equipment Leasing LLC 2018-1A A2†	3.63%	10/20/2024	85	84,940
SLM Student Loan Trust 2007-3 A4	2.831%(3 Mo. LIBOR + .06%)#	1/25/2022	100	98,009
Sound Point CLO XII Ltd. 2016-2A BR†(b)	4.35%(3 Mo. LIBOR + 1.80%)#	10/20/2028	250	250,000	(c)
Total				2,813,062

Total Asset-Backed Securities (cost $6,821,686)				6,828,523

CORPORATE BONDS 32.88%

Aerospace/Defense 0.50%

Bombardier, Inc.(Canada)†(d)	7.50%	3/15/2025	15	15,075
Embraer Netherlands Finance BV (Netherlands)(d)	5.05%	6/15/2025	41	43,655
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025	21	21,814
United Technologies Corp.	3.65%	8/16/2023	48	48,714
Total				129,258

Auto Parts: Original Equipment 0.04%

Aptiv plc (Ireland)(b)(d)	4.35%	3/15/2029	10	9,988

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive 1.23%

BCD Acquisition, Inc.†	9.625%		9/15/2023	$10	$10,600
Ford Motor Co.	7.45%		7/16/2031	93	98,165
General Motors Co.	6.60%		4/1/2036	163	168,533
Tesla, Inc.†	5.30%		8/15/2025	48	42,900
Total					320,198

Banks: Regional 4.51%

Bank of America Corp.	3.593%(3 Mo. LIBOR + 1.37	%)#	7/21/2028	50	48,963
Bank of America Corp.	3.824%(3 Mo. LIBOR + 1.56	%)#	1/20/2028	18	17,935
Bank of America Corp.	4.00%		1/22/2025	7	7,018
Bank of America Corp.	4.45%		3/3/2026	8	8,153
CIT Group, Inc.	6.00%		4/1/2036	15	14,962
CIT Group, Inc.	6.125%		3/9/2028	28	30,380
Citigroup, Inc.	3.887%(3 Mo. LIBOR + 1.56	%)#	1/10/2028	108	107,651
Citigroup, Inc.	4.45%		9/29/2027	38	38,169
Goldman Sachs Group, Inc. (The)	4.223	%#(e)	5/1/2029	41	41,119
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	14	16,671
JPMorgan Chase & Co.	3.782%(3 Mo. LIBOR + 1.34	%)#	2/1/2028	98	97,931
Macquarie Bank Ltd. (Australia)†(d)	6.625%		4/7/2021	16	16,965
Macquarie Group Ltd. (Australia)†(d)	4.654	%#(e)	3/27/2029	54	53,589
Morgan Stanley	3.625%		1/20/2027	10	9,816
Morgan Stanley	3.875%		1/27/2026	4	4,017
Morgan Stanley	4.00%		7/23/2025	41	41,691
Popular, Inc.	6.125%		9/14/2023	14	14,473
Royal Bank of Scotland Group plc (United Kingdom)(d)	6.125%		12/15/2022	40	42,232
Santander UK plc (United Kingdom)(d)	7.95%		10/26/2029	30	35,297
Toronto-Dominion Bank (The) (Canada)(d)	3.625	%#(e)	9/15/2031	37	35,756
Turkiye Garanti Bankasi AS (Turkey)†(d)	6.25%		4/20/2021	200	201,989
UBS AG (Switzerland)(d)	5.125%		5/15/2024	200	204,200
Wells Fargo Capital X	5.95%		12/1/2086	80	86,316
Total					1,175,293

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.55%

Anheuser-Busch InBev Worldwide, Inc.	4.75%	1/23/2029	$138	$144,344

Building Materials 0.39%

Norbord, Inc. (Canada)†(d)	6.25%	4/15/2023	21	21,551
PGT Escrow Issuer, Inc.†	6.75%	8/1/2026	31	32,085
Summit Materials LLC/Summit Materials Finance Corp.†	5.125%	6/1/2025	40	38,300
Vulcan Materials Co.	4.70%	3/1/2048	10	8,936
Total				100,872

Business Services 0.40%

Ahern Rentals, Inc.†	7.375%	5/15/2023	14	12,985
Brink’s Co. (The)†	4.625%	10/15/2027	15	14,325
Monitronics International, Inc.	9.125%	4/1/2020	20	4,900
United Rentals North America, Inc.	4.875%	1/15/2028	58	55,523
Weight Watchers International, Inc.†	8.625%	12/1/2025	19	17,694
Total				105,427

Chemicals 1.01%

Ashland LLC	6.875%	5/15/2043	25	25,625
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	3.50%	7/19/2022	200	197,445
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	27	23,490
Rayonier AM Products, Inc.†	5.50%	6/1/2024	18	16,751
Total				263,311

Coal 0.08%

Peabody Energy Corp.†	6.375%	3/31/2025	10	9,870
Warrior Met Coal, Inc.†	8.00%	11/1/2024	12	12,368
Total				22,238

Computer Hardware 0.64%

Dell International LLC/EMC Corp.†	5.45%	6/15/2023	8	8,413
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	65	68,994
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	41	43,509
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	39	45,699
Total				166,615

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Computer Software 0.64%

InterXion Holding NV†(f)	4.75%	6/15/2025	EUR	100	$120,678
MSCI, Inc.†	5.75%	8/15/2025		$25	26,125
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024		19	20,686
Total					167,489

Construction/Homebuilding 0.65%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%	8/1/2025		21	19,011
Lennar Corp.	4.75%	11/29/2027		14	13,650
PulteGroup, Inc.	5.50%	3/1/2026		27	27,304
PulteGroup, Inc.	7.875%	6/15/2032		15	16,275
TRI Pointe Group, Inc.	5.25%	6/1/2027		31	27,939
William Lyon Homes, Inc.	5.875%	1/31/2025		25	22,625
William Lyon Homes, Inc.	6.00%	9/1/2023		15	14,025
Williams Scotsman International, Inc.†	6.875%	8/15/2023		29	28,565
Total					169,394

Containers 0.14%

BWAY Holding Co.†	7.25%	4/15/2025		23	21,907
Sealed Air Corp.†	5.50%	9/15/2025		14	14,630
Total					36,537

Drugs 0.24%

Bausch Health Americas, Inc.†	9.25%	4/1/2026		50	54,000
Bayer Corp.†	6.65%	2/15/2028		7	7,902
Total					61,902

Electric: Power 2.56%

Appalachian Power Co.	7.00%	4/1/2038		10	12,642
Ausgrid Finance Pty Ltd. (Australia)†(d)	4.35%	8/1/2028		25	25,079
Berkshire Hathaway Energy Co.	3.80%	7/15/2048		8	7,310
Calpine Corp.	5.75%	1/15/2025		33	31,639
Cleco Power LLC	6.00%	12/1/2040		21	23,634

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Dominion Energy, Inc.	7.00%	6/15/2038	$45	$56,185
Eskom Holdings SOC Ltd. (South Africa)†(d)	5.75%	1/26/2021	200	199,097
Exelon Generation Co. LLC	5.60%	6/15/2042	35	34,696
Exelon Generation Co. LLC	6.25%	10/1/2039	35	37,101
Metropolitan Edison Co.†	4.30%	1/15/2029	33	33,432
Oglethorpe Power Corp.†	5.05%	10/1/2048	39	40,529
PPL Electric Utilities Corp.	5.20%	7/15/2041	6	6,673
PSEG Power LLC	8.625%	4/15/2031	100	130,844
South Carolina Electric & Gas Co.	6.05%	1/15/2038	17	20,278
South Carolina Electric & Gas Co.	6.625%	2/1/2032	6	7,337
Total				666,476

Electronics 0.11%

Trimble, Inc.	4.90%	6/15/2028	30	29,820

Engineering & Contracting Services 0.14%

Brand Industrial Services, Inc.†	8.50%	7/15/2025	22	19,965
Fluor Corp.	4.25%	9/15/2028	17	16,482
Total				36,447

Entertainment 0.25%

Eldorado Resorts, Inc.	6.00%	4/1/2025	14	14,298
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	13	12,805
Six Flags Entertainment Corp.†	5.50%	4/15/2027	8	7,880
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(d)	7.00%	7/15/2026	29	29,748
Total				64,731

Financial Services 1.65%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	4	3,872
Affiliated Managers Group, Inc.	4.25%	2/15/2024	6	6,168
Ally Financial, Inc.	8.00%	11/1/2031	31	38,440
Discover Financial Services	4.10%	2/9/2027	40	38,966
E*TRADE Financial Corp.	3.80%	8/24/2027	44	41,809
E*TRADE Financial Corp.	4.50%	6/20/2028	17	16,986
International Lease Finance Corp.	5.875%	8/15/2022	54	57,451

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Navient Corp.	6.75%	6/25/2025	$36	$35,325
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	20	19,872
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	43	36,621
SURA Asset Management SA (Columbia)†(d)	4.875%	4/17/2024	100	103,251
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	30	30,852
Total				429,613

Food 0.50%

Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	5.75%	3/15/2025	15	14,363
Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	6.625%	6/15/2024	31	31,155
Campbell Soup Co.	3.80%	8/2/2042	26	19,778
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	7	6,335
Kraft Heinz Foods Co.	6.875%	1/26/2039	20	22,053
Lamb Weston Holdings, Inc.†	4.875%	11/1/2026	37	37,231
Total				130,915

Health Care Products 0.13%

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022	35	33,862

Health Care Services 1.46%

Acadia Healthcare Co., Inc.	5.625%	2/15/2023	9	8,978
Acadia Healthcare Co., Inc.	6.50%	3/1/2024	29	29,000
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	25	24,875
DaVita, Inc.	5.00%	5/1/2025	59	57,139
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	55	56,388
HCA, Inc.	5.50%	6/15/2047	19	19,633
HCA, Inc.	7.50%	11/6/2033	15	17,175
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022	52	51,530
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	55	56,581
Universal Health Services, Inc.†	4.75%	8/1/2022	45	45,562
WellCare Health Plans, Inc.	5.25%	4/1/2025	14	14,346
Total				381,207

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance 0.80%

American International Group, Inc.	4.70%	7/10/2035	$29	$28,014
CNO Financial Group, Inc.	5.25%	5/30/2025	37	38,041
Fidelity National Financial, Inc.†	4.50%	8/15/2028	28	27,660
Protective Life Corp.	8.45%	10/15/2039	50	69,107
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	42	45,001
Total				207,823

Investment Management Companies 0.04%

BrightSphere Investment Group plc (United Kingdom)(d)	4.80%	7/27/2026	11	10,520

Leisure 0.12%

Carnival plc	7.875%	6/1/2027	10	12,552
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	15	17,704
Total				30,256

Machinery: Agricultural 0.20%

BAT Capital Corp.	3.557%	8/15/2027	16	14,638
Reynolds American, Inc.	5.70%	8/15/2035	38	37,525
Total				52,163

Machinery: Industrial/Specialty 0.74%

Kennametal, Inc.	4.625%	6/15/2028	23	22,547
Nvent Finance Sarl (Luxembourg)(d)	4.55%	4/15/2028	44	43,027
SPX FLOW, Inc.†	5.625%	8/15/2024	45	45,225
Wabtec Corp.	4.70%	9/15/2028	83	82,530
Total				193,329

Manufacturing 0.91%

General Electric Co.	3.10%	1/9/2023	70	68,527
General Electric Co.	3.113%(3 Mo. LIBOR + .38%)#	5/5/2026	16	14,343
General Electric Co.	3.15%	9/7/2022	4	3,938
General Electric Co.	6.15%	8/7/2037	140	150,509
Total				237,317

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 2.82%

21st Century Fox America, Inc.	7.75%	12/1/2045	$37	$54,581
AMC Networks, Inc.	4.75%	8/1/2025	40	39,000
Cablevision Systems Corp.	5.875%	9/15/2022	73	75,487
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	76	78,948
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045	28	30,159
Cox Communications, Inc.†	8.375%	3/1/2039	72	91,120
DISH DBS Corp.	7.75%	7/1/2026	25	21,688
Gray Television, Inc.†	7.00%	5/15/2027	43	45,580
Sinclair Television Group, Inc.†	5.875%	3/15/2026	45	44,494
Sirius XM Radio, Inc.†	5.00%	8/1/2027	65	63,780
Time Warner Cable LLC	6.55%	5/1/2037	55	58,404
Time Warner Cable LLC	7.30%	7/1/2038	46	52,010
Time Warner Entertainment Co. LP	8.375%	7/15/2033	6	7,604
Warner Media LLC	6.20%	3/15/2040	25	27,453
Warner Media LLC	6.25%	3/29/2041	41	45,324
Total				735,632

Metal Fabricating 0.12%

Hillman Group, Inc. (The)†	6.375%	7/15/2022	18	15,570
Valmont Industries, Inc.	5.25%	10/1/2054	18	16,071
Total				31,641

Metals & Minerals: Miscellaneous 0.37%

Barrick North America Finance LLC	7.50%	9/15/2038	15	18,707
Freeport-McMoRan, Inc.	3.875%	3/15/2023	14	13,832
Glencore Finance Canada Ltd. (Canada)†(d)	5.55%	10/25/2042	58	56,063
Kinross Gold Corp. (Canada)(d)	5.95%	3/15/2024	7	7,385
Total				95,987

Oil 2.76%

Berry Petroleum Co. LLC†	7.00%	2/15/2026	7	7,018
California Resources Corp.†	8.00%	12/15/2022	41	32,851
Canadian Natural Resources Ltd. (Canada)(d)	3.85%	6/1/2027	23	22,525
Chesapeake Energy Corp.	7.50%	10/1/2026	7	6,948

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Citgo Holding, Inc.†	10.75%	2/15/2020	$10	$10,288
Continental Resources, Inc.	4.50%	4/15/2023	16	16,339
Continental Resources, Inc.	4.90%	6/1/2044	23	22,107
Eni USA, Inc.	7.30%	11/15/2027	70	83,096
Helmerich & Payne, Inc.†	4.65%	3/15/2025	20	20,454
HighPoint Operating Corp.	7.00%	10/15/2022	15	14,437
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	15	14,475
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	50	49,250
Indigo Natural Resources LLC†	6.875%	2/15/2026	7	6,143
Kerr-McGee Corp.	7.875%	9/15/2031	70	86,601
MEG Energy Corp. (Canada)(d)	6.375%	1/30/2023	37	33,901
Petroleos Mexicanos (Mexico)(d)	4.50%	1/23/2026	94	84,177
SM Energy Co.	6.625%	1/15/2027	65	62,237
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%	6/1/2022	15	12,187
Valero Energy Corp.	10.50%	3/15/2039	57	88,583
WPX Energy, Inc.	5.25%	9/15/2024	12	12,015
YPF SA (Argentina)†(d)	8.50%	3/23/2021	33	33,990
Total				719,622

Oil: Crude Producers 1.18%

Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	29	29,653
Colonial Pipeline Co.†	4.25%	4/15/2048	18	17,336
Energy Transfer Partners LP	6.125%	12/15/2045	50	52,294
Rockies Express Pipeline LLC†	6.875%	4/15/2040	40	43,100
Sabine Pass Liquefaction LLC	5.625%	3/1/2025	47	50,912
Sabine Pass Liquefaction LLC	5.875%	6/30/2026	92	100,518
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.375%	2/1/2027	13	13,130
Total				306,943

Oil: Integrated Domestic 0.58%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/2047	73	64,607
National Oilwell Varco, Inc.	2.60%	12/1/2022	42	40,725
National Oilwell Varco, Inc.	3.95%	12/1/2042	15	12,275

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic (continued)

Transocean Proteus Ltd.†	6.25%	12/1/2024	$33	$33,620
Total				151,227

Paper & Forest Products 0.12%

Fibria Overseas Finance Ltd. (Brazil)(d)	4.00%	1/14/2025	33	32,464

Real Estate Investment Trusts 0.73%

EPR Properties	4.50%	6/1/2027	11	10,880
EPR Properties	4.75%	12/15/2026	10	10,075
EPR Properties	4.95%	4/15/2028	11	11,229
Goodman US Finance Three LLC†	3.70%	3/15/2028	21	19,971
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	31	30,845
VEREIT Operating Partnership LP	3.95%	8/15/2027	65	62,273
VEREIT Operating Partnership LP	4.875%	6/1/2026	45	45,934
Total				191,207

Retail 0.66%

Asbury Automotive Group, Inc.	6.00%	12/15/2024	43	43,860
CEC Entertainment, Inc.	8.00%	2/15/2022	21	19,268
Conn’s, Inc.	7.25%	7/15/2022	20	18,900
IRB Holding Corp.†	6.75%	2/15/2026	27	25,582
Sally Holdings LLC/Sally Capital, Inc.	5.625%	12/1/2025	67	65,911
Total				173,521

Steel 0.20%

Cleveland-Cliffs, Inc.	5.75%	3/1/2025	54	52,920

Technology 1.23%

Alibaba Group Holding Ltd. (China)(d)	3.60%	11/28/2024	200	202,086
Expedia Group, Inc.	5.00%	2/15/2026	10	10,354
Match Group, Inc.†	5.00%	12/15/2027	31	30,815
Netflix, Inc.	4.375%	11/15/2026	81	77,912
Total				321,167

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 1.32%

AT&T, Inc.	6.00%	8/15/2040	$102	$109,818
Intelsat Connect Finance SA (Luxembourg)†(d)	9.50%	2/15/2023	9	8,752
Sprint Capital Corp.	6.875%	11/15/2028	77	76,182
Sprint Corp.	7.875%	9/15/2023	12	12,855
Verizon Communications, Inc.	3.784%(3 Mo. LIBOR + 1.10%)#	5/15/2025	86	85,794
Verizon Communications, Inc.	4.862%	8/21/2046	50	51,491
Total				344,892

Transportation: Miscellaneous 0.06%

Burlington Northern Santa Fe LLC	5.75%	5/1/2040	13	15,672

Utilities 0.10%

Aquarion Co.†	4.00%	8/15/2024	25	25,193
Total Corporate Bonds (cost $8,585,195)				8,575,433

FLOATING RATE LOANS(g) 0.17%

Business Services 0.07%

Weight Watchers International, Inc. Initial Term Loan	7.56%(3 Mo. LIBOR + 4.75%)	11/29/2024	19	18,493

Service 0.05%

North American Lifting Holdings, Inc. 1st Lien Initial Term Loan	7.303%(3 Mo. LIBOR + 4.50%)	11/27/2020	14	12,694

Transportation: Miscellaneous 0.05%

Gruden Acquisition, Inc. 2nd Lien Term Loan	11.303%(3 Mo. LIBOR + 8.50%)	8/18/2023	12	11,910
Total Floating Rate Loans (cost $44,663)				43,097

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 0.67%

Argentina 0.57%

Republic of Argentina(d)	4.625%	1/11/2023	$7	$5,954
Republic of Argentina(d)	6.875%	4/22/2021	150	142,688
Total				148,642

Slovenia 0.10%

Republic of EI Salvador†(d)	6.375%	1/18/2027	25	24,531
Total Foreign Government Obligations (cost $175,807)				173,173

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.79%

Federal Home Loan Mortgage Corp. K072 A2	3.444%	12/25/2027	25	25,452
Government National Mortgage Assoc. 2017-168 AS	2.70%	8/16/2058	37	35,745
Government National Mortgage Assoc. 2017-41 AS	2.60%	6/16/2057	32	30,109
Government National Mortgage Assoc. 2017-69 AS	2.75%	2/16/2058	34	32,859
Government National Mortgage Assoc. 2017-71 AS	2.70%	4/16/2057	33	32,132
Government National Mortgage Assoc. 2017-76 AS	2.65%	11/16/2050	14	13,015
Government National Mortgage Assoc. 2017-86 AS	2.75%	2/16/2058	13	12,266
Government National Mortgage Assoc. 2017-89 AB	2.60%	7/16/2058	11	10,344
Government National Mortgage Assoc. 2017-90 AS	2.70%	7/16/2057	14	13,869
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $211,758)				205,791

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 30.99%

Federal Home Loan Mortgage Corp.(h)	4.00%	TBA	864	881,131
Federal National Mortgage Assoc.(h)	3.50%	TBA	150	150,041
Federal National Mortgage Assoc.(h)	4.00%	TBA	1,436	1,464,019
Federal National Mortgage Assoc.(h)	4.50%	TBA	5,400	5,587,649
Total Government Sponsored Enterprises Pass-Throughs (cost $8,093,861)				8,082,840

HIGH YIELD CORPORATE BONDS 0.17%

Metals/Mining (Excluding Steel) 0.12%

Vale Overseas Ltd. (Brazil)(d)	6.25%	8/10/2026	30	31,988

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Satellite 0.05%

Intelsat Jackson Holdings SA (Luxembourg)†(d)	8.50%		10/15/2024	$13	$13,191
Total High Yield Corporate Bonds (cost $45,324)					45,179

MUNICIPAL BOND 0.02%

Miscellaneous

Pennsylvania (cost $5,177)	5.35%		5/1/2030	5	5,110

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 12.70%

1345 Avenue of the Americas & Park Avenue Plaza Trust 2005-1 A3†	5.278%		8/10/2035	50	54,140
A10 Bridge Asset Financing LLC 2015-AA A1†	3.30%		5/15/2036	148	146,846
AREIT Trust 2018-CRE2 A†	3.469%(1 Mo. LIBOR + .98	%)#	11/14/2035	100	98,382
Atrium Hotel Portfolio Trust 2018-ATRM A†	3.439%(1 Mo. LIBOR + .95	%)#	6/15/2035	100	99,612
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	3.339%(1 Mo. LIBOR + .85	%)#	1/15/2033	11	11,285
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	175	175,277
BBCMS Mortgage Trust 2018-TALL E†	4.926%(1 Mo. LIBOR + 2.44	%)#	3/15/2037	64	63,855
BX Commercial Mortgage Trust 2018-BIOA A†	3.16%(1 Mo. LIBOR + .67	%)#	3/15/2037	70	69,458
BX Trust 2018-GW A†	3.289%(1 Mo. LIBOR + .80	%)#	5/15/2035	55	54,681
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	35	35,431
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	100	101,892
Caesars Palace Las Vegas Trust 2017-VICI D†	4.354	%#(i)	10/15/2034	10	10,160
Caesars Palace Las Vegas Trust 2017-VICI E†	4.354	%#(i)	10/15/2034	27	27,004
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	57	45,739
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804	%#(i)	4/15/2049	25	20,638
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	100	99,011
Commercial Mortgage Pass-Through Certificates 2013-CR11 A4	4.258%		8/10/2050	38	39,826
Commercial Mortgage Pass-Through Certificates 2014-UBS6 B	4.349	%#(i)	12/10/2047	50	50,781

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.44	%#(i)	7/10/2050	$50	$50,912
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.44	%#(i)	7/10/2050	10	10,020
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.44	%#(i)	7/10/2050	100	88,877
Credit Suisse Mortgage Capital Certificates 2015-GLPB D†	3.811	%#(i)	11/15/2034	100	99,730
DBWF Mortgage Trust 2018-GLKS A†	3.51%(1 Mo. LIBOR + 1.03	%)#	11/19/2035	100	100,065
GS Mortgage Securities Corp. Trust 2018-FBLU A†	3.43%(1 Mo. LIBOR + .95	%)#	11/15/2035	23	22,983
GS Mortgage Securities Corp. Trust 2018-FBLU E†	5.239%(1 Mo. LIBOR + 2.75	%)#	11/15/2035	25	25,128
GS Mortgage Securities Corp. Trust 2018-RIVR A†	3.439%(1 Mo. LIBOR + .95	%)#	7/15/2035	100	99,803
GS Mortgage Securities Trust 2013-G1 A2†	3.557	%#(i)	4/10/2031	154	153,188
GS Mortgage Securities Trust 2014-GC26 C	4.521	%#(i)	11/10/2047	50	49,768
Hilton Orlando Trust 2018-ORL A†	3.259%(1 Mo. LIBOR + .77	%)#	12/15/2034	45	44,731
Hilton Orlando Trust 2018-ORL D†	4.189%(1 Mo. LIBOR + 1.70	%)#	12/15/2034	55	54,952
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON D†	4.613	%#(i)	7/5/2031	30	30,876
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C8 A3	2.829%		10/15/2045	8	8,312
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.278	%#(i)	7/15/2048	10	9,933
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES C†	3.621	%#(i)	9/5/2032	100	100,154
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	103	103,016
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.489%(1 Mo. LIBOR + 1.00	%)#	6/15/2032	38	37,912
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	4.089%(1 Mo. LIBOR + 1.60	%)#	6/15/2032	37	37,043
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	4.589%(1 Mo. LIBOR + 2.10	%)#	6/15/2032	54	54,180
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	5.489%(1 Mo. LIBOR + 3.00	%)#	6/15/2035	51	51,283
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	3.509%(1 Mo. LIBOR + 1.02	%)#	11/15/2035	10	10,019
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	3.839%(1 Mo. LIBOR + 1.35	%)#	11/15/2035	10	10,019

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.464%(1 Mo. LIBOR + .95	%)#	7/5/2033	$10	$9,982
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	24	25,056
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	4.114	%#(i)	7/5/2033	26	25,955
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	10	10,443
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	10	10,443
Motel 6 Trust 2017-MTL6 E†	5.739%(1 Mo. LIBOR + 3.25	%)#	8/15/2034	32	32,621
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79	%#(i)	11/15/2032	50	51,081
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.79	%#(i)	11/15/2032	50	50,424
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	33	32,487
SG Commercial Mortgage Securities Trust 2019-787E X†	0.305	%#(i)	2/15/2041	1,217	35,616
Shelter Growth CRE Issuer Ltd. 2018-FL1 A†	3.489%(1 Mo. LIBOR + 1.00	%)#	1/15/2035	57	57,414
SLIDE 2018-FUN D†	4.339%(1 Mo. LIBOR + 1.85	%)#	6/15/2031	15	14,839
Stonemont Portfolio Trust 2017-MONT E†	5.235%(1 Mo. LIBOR + 2.75	%)#	8/20/2030	73	73,507
Stonemont Portfolio Trust 2017-MONT F†	6.085%(1 Mo. LIBOR + 3.60	%)#	8/20/2030	74	74,592
Wells Fargo Commercial Mortgage Trust 2013-LC12 B	4.286	%#(i)	7/15/2046	68	69,498
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.128	%#(i)	5/15/2048	60	53,329
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	100	100,592
WF-RBS Commercial Mortgage Trust 2012-C8 C	4.892	%#(i)	8/15/2045	50	51,449
WF-RBS Commercial Mortgage Trust 2013-C12 C	4.343	%#(i)	3/15/2048	50	50,941
WF-RBS Commercial Mortgage Trust 2014-C22 A4	3.488%		9/15/2057	25	25,298
Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,282,301)					3,312,489

U.S. TREASURY OBLIGATIONS 7.65%

U.S. Treasury Inflation Indexed Note(j)	0.625%		4/15/2023	1,008	1,006,264
U.S. Treasury Note	2.50%		2/29/2024	52	51,657
U.S. Treasury Note	2.625%		2/15/2029	725	719,095
U.S. Treasury Note	3.375%		11/15/2048	206	217,825
Total U.S. Treasury Obligations (cost $1,987,561)					1,994,841
Total Long-Term Investments (cost $29,253,333)					29,266,476

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 17.88%

U.S. TREASURY OBLIGATION 12.98%

U.S. Treasury Bill (cost $3,386,157)	Zero Coupon	3/14/2019	$3,389	$3,386,129

REPURCHASE AGREEMENT

Repurchase Agreement dated 2/28/2019, 1.45% due 3/1/2019 with Fixed Income Clearing Corp. collateralized by $1,305,000 of U.S. Treasury Note at 2.50% due 2/28/2021; value: $1,305,000; proceeds: $1,277,602 (cost $1,277,551)			1,278	1,277,551
Total Short-Term Investments (cost $4,663,708)				4,663,680
Total Investments in Securities 130.10% (cost $33,917,041)				33,930,156
Liabilities in Excess of Other Assets(k) (30.10%)				(7,850,191)
Net Assets 100.00%				$26,079,965

EUR	euro.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2019.
(a)	Amount is less than $1,000.
(b)	Securities purchased on a when-issued basis (See Note 2(f)).
(c)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Foreign security traded in U.S. dollars.
(e)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(f)	Investment in non-U.S. dollar denominated securities.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2019.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(k)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on credit default swaps, forward forward foreign currency exchange contracts and futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2019

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at February 28, 2019(1):

Referenced Index*	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX.NA.EM.30(4)	Credit Suisse	1.00%	12/20/2023	$1,080,000	$1,049,591	$(46,755)	$16,346

*	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of emerging market sovereign issuers. (See Note 2(n)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing House are presented net of amortization (See Note 2(n)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $16,346. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Credit Default Swaps on Indexes - Buy Protection at February 28, 2019(1):

Referenced Index*	Swap Counterparty	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CDX. CMBX.NA.AAA.11	Morgan Stanley	.50%	11/18/2054	$150,000	$149,277	$234	$(957)	$(723)
Markit CMBX.NA.AAA.9	Morgan Stanley	.50%	9/17/2058	780,000	771,560	43,672	(52,112)	(8,440)
						$43,906	$(53,069)	$(9,163)

Credit Default Swaps on Indexes - Sell Protection at February 28, 2019(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Fair Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Receivable (Payable) at Fair Value(4)
Markit CDX. CMBX.NA.BBB-11	Morgan Stanley	3.00%	11/18/2054	$75,000	$70,906	$(6,481)	$2,387	$(4,094)
Markit CMBX.NA.A.8	Morgan Stanley	2.00%	10/17/2057	175,000	174,920	(9,931)	9,851	(80)
Markit CMBX.NA.AA.8	Morgan Stanley	1.50%	10/17/2057	200,000	203,706	(7,488)	11,194	3,706
						$(23,900)	$23,432	$(468)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2019

*	The Referenced Index is for Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgaged-backed securities. (See Note 2(n)).
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid are presented net of amortization (See Note 2(n)).
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $23,432. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $53,069.
(4)	Includes upfront payments received/paid.

Open Forward Foreign Currency Exchange Contracts at February 28, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Morgan Stanley	3/7/2019	106,000	$121,206	$120,600	$606

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	Morgan Stanley	3/7/2019	4,000	$4,572	$4,551	$(21)

Open Futures Contracts at February 28, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
Euro-Schatz	June 2019	1	Short	$(111,823)	$(111,785)	$43

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Ultra Treasury Bond	June 2019	3	Long	$486,380	$478,781	$(7,599)
U.S. 5-Year Treasury Note	June 2019	39	Long	4,474,085	4,467,937	(6,148)
U.S. 2-Year Treasury Note	June 2019	3	Long	637,043	636,586	(457)
U.S. 10-Year Ultra Treasury Bond	June 2019	6	Long	782,073	776,719	(5,354)
Total Unrealized Depreciation on Open Futures Contracts						$(19,558)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2019

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type (2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$—	$2,563,062	$250,000	$2,813,062
Remaining Industries	—	4,015,461	—	4,015,461
Corporate Bonds	—	8,575,433	—	8,575,433
Floating Rate Loans	—	43,097	—	43,097
Foreign Government Obligations	—	173,173	—	173,173
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	205,791	—	205,791
Government Sponsored Enterprises Pass-Throughs	—	8,082,840	—	8,082,840
High Yield Corporate Bonds	—	45,179	—	45,179
Municipal Bond	—	5,110	—	5,110
Non-Agency Commercial Mortgage-Backed Securities	—	3,312,489	—	3,312,489
U.S. Treasury Obligations	—	1,994,841	—	1,994,841
Short-Term Investments
Repurchase Agreement	—	1,277,551	—	1,277,551
U.S. Treasury Obligation	—	3,386,129	—	3,386,129
Total	$—	$33,680,156	$250,000	$33,930,156
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$16,346	$—	$16,346
Liabilities	—	—	—	—
Credit Default Swap
Assets	—	3,706	—	3,706
Liabilities	—	(13,337)	—	(13,337)
Forward Foreign Currency Exchange Contracts
Assets	—	606	—	606
Liabilities	—	(21)	—	(21)
Futures Contracts
Assets	43	—	—	43
Liabilities	(19,558)	—	—	(19,558)
Total	$(19,515)	$7,300	$—	$(12,215)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - CORE PLUS BOND FUND February 28, 2019

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Asset-Backed Security
Balance as of December 1, 2018	$—
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Purchases	250,000
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of February 28, 2019	$250,000
Change in unrealized appreciation/depreciation for period ended February 28, 2019, related to Level 3 investments held at February 28, 2019	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CORPORATE BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 95.36%

ASSET-BACKED SECURITIES 2.34%

Automobiles 1.51%

Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	$65	$65,625
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	10	9,636
Drive Auto Receivables Trust 2017-1 C	2.84%	4/15/2022	16	16,118
Total				91,379

Other 0.83%

Ford Credit Floorplan Master Owner Trust A 2015-5 A1	2.42%	8/15/2022	25	24,841
Hardee’s Funding LLC 2018-1A A2II†	4.959%	6/20/2048	25	25,240
Total				50,081
Total Asset-Backed Securities (cost $142,069)				141,460

CORPORATE BONDS 90.35%

Aerospace/Defense 1.59%

Embraer Netherlands Finance BV (Netherlands)(a)	5.05%	6/15/2025	34	36,202
Litton Industries, Inc.	7.75%	3/15/2026	15	18,237
Lockheed Martin Corp.	7.75%	5/1/2026	15	18,581
Northrop Grumman Systems Corp.	7.875%	3/1/2026	15	18,484
United Technologies Corp.	3.65%	8/16/2023	4	4,060
Total				95,564

Auto Parts: Original Equipment 0.07%

Aptiv plc (Ireland)(a)(b)	4.35%	3/15/2029	4	3,995

Automotive 1.65%

Ford Motor Co.	7.45%	7/16/2031	39	41,166
General Motors Co.	6.75%	4/1/2046	42	43,297
Hyundai Capital America†	2.50%	3/18/2019	15	14,999
Total				99,462

Banks: Regional 15.06%

Bank of America Corp.	3.593%(3 Mo. LIBOR + 1.37%)#	7/21/2028	100	97,926
Bank of Montreal (Canada)(a)	3.30%	2/5/2024	17	16,943

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Bank of Montreal (Canada)(a)	3.803%(3 Mo. LIBOR + 1.43	%)#	12/15/2032	$8	$7,652
Bank One Corp.	8.00%		4/29/2027	20	24,992
Barclays Bank plc (United Kingdom)†(a)	10.179%		6/12/2021	80	90,427
Citigroup, Inc.	3.668%(3 Mo. LIBOR + 1.39	%)#	7/24/2028	120	117,632
Comerica, Inc.	4.00%		2/1/2029	15	15,173
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037	39	46,440
HSBC USA, Inc.	9.30%		6/1/2021	23	25,804
JPMorgan Chase & Co.	3.782%(3 Mo. LIBOR + 1.34	%)#	2/1/2028	67	66,953
JPMorgan Chase & Co.	3.96%(3 Mo. LIBOR + 1.25	%)#	1/29/2027	25	25,399
Macquarie Bank Ltd. (Australia)†(a)	6.625%		4/7/2021	60	63,619
Macquarie Group Ltd. (Australia)†(a)	4.654%(3 Mo. LIBOR + 1.73	%)#	3/27/2029	22	21,833
Morgan Stanley	3.875%		1/27/2026	76	76,326
Morgan Stanley	3.958%(3 Mo. LIBOR + 1.22	%)#	5/8/2024	30	30,196
Morgan Stanley	4.431%(3 Mo. LIBOR + 1.63	%)#	1/23/2030	14	14,473
Santander UK plc (United Kingdom)(a)	7.95%		10/26/2029	23	27,061
Toronto-Dominion Bank (The) (Canada)(a)	3.625	%#(c)	9/15/2031	47	45,420
Wells Fargo & Co.	4.65%		11/4/2044	8	7,969
Wells Fargo Capital X	5.95%		12/1/2086	46	49,631
Westpac Banking Corp. (Australia)(a)	4.322	%#(c)	11/23/2031	37	36,059
Total					907,928

Beverages 1.29%

Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.†	4.70%		2/1/2036	25	24,235
Anheuser-Busch InBev Worldwide, Inc.	8.20%		1/15/2039	40	53,807
Total					78,042

Biotechnology Research & Production 0.35%

Gilead Sciences, Inc.	4.60%		9/1/2035	21	21,031

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 1.86%

Boral Finance Pty Ltd. (Australia)†(a)	3.00%	11/1/2022	$8	$7,764
Johnson Controls International plc	5.00%	3/30/2020	26	26,452
Martin Marietta Materials, Inc.	3.313%(3 Mo. LIBOR + .65%)#	5/22/2020	42	42,022
Vulcan Materials Co.	3.276%(3 Mo. LIBOR + .65%)#	3/1/2021	20	19,921
Vulcan Materials Co.	3.388%(3 Mo. LIBOR + .60%)#	6/15/2020	10	9,974
Vulcan Materials Co.	4.70%	3/1/2048	7	6,255
Total				112,388

Business Services 0.31%

IHS Markit Ltd. (United Kingdom)†(a)	4.00%	3/1/2026	19	18,503

Chemicals 0.84%

Yara International ASA (Norway)†(a)	7.875%	6/11/2019	50	50,636

Computer Hardware 1.01%

Apple, Inc.	4.45%	5/6/2044	15	15,792
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	35	37,151
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	7	8,202
Total				61,145

Computer Software 1.46%

Microsoft Corp.	3.50%	2/12/2035	52	50,935
Oracle Corp.	6.125%	7/8/2039	30	37,203
Total				88,138

Construction/Homebuilding 0.53%

DR Horton, Inc.	5.75%	8/15/2023	30	31,710

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs 1.70%

AbbVie, Inc.	4.70%	5/14/2045	$15	$13,777
Bayer Corp.†	6.65%	2/15/2028	7	7,902
CVS Health Corp.	4.30%	3/25/2028	63	63,104
Elanco Animal Health, Inc.†	4.90%	8/28/2028	2	2,074
Express Scripts Holding Co.	6.125%	11/15/2041	11	12,417
Teva Pharmaceutical Finance Co. BV (Curacao)(a)	3.65%	11/10/2021	3	2,927
Total				102,201

Electric: Power 9.26%

Appalachian Power Co.	7.00%	4/1/2038	7	8,849
Ausgrid Finance Pty Ltd. (Australia)†(a)	4.35%	8/1/2028	16	16,051
Avista Corp.	4.35%	6/1/2048	11	11,161
Berkshire Hathaway Energy Co.	3.80%	7/15/2048	10	9,138
Cleco Power LLC	6.00%	12/1/2040	20	22,508
Dominion Energy, Inc.	7.00%	6/15/2038	22	27,468
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	26	27,089
Edison International	4.125%	3/15/2028	14	12,938
Entergy Arkansas LLC	4.95%	12/15/2044	27	27,293
Entergy Corp.	5.125%	9/15/2020	25	25,475
Entergy Louisiana LLC	4.00%	3/15/2033	5	5,082
Entergy Texas, Inc.	4.00%	3/30/2029	5	5,024
Exelon Generation Co. LLC	5.60%	6/15/2042	31	30,730
Georgia Power Co.	4.75%	9/1/2040	22	21,722
ITC Holdings Corp.†	5.50%	1/15/2020	30	30,548
Jersey Central Power & Light Co.†	4.70%	4/1/2024	5	5,240
Metropolitan Edison Co.†	4.30%	1/15/2029	9	9,118
Mississippi Power Co.	4.25%	3/15/2042	9	8,293
Oglethorpe Power Corp.†	5.05%	10/1/2048	8	8,314
Ohio Edison Co.	8.25%	10/15/2038	23	32,708
Oncor Electric Delivery Co. LLC	7.00%	5/1/2032	7	9,195
PPL Electric Utilities Corp.	5.20%	7/15/2041	13	14,458
Progress Energy, Inc.	7.75%	3/1/2031	9	11,942
PSEG Power LLC	5.125%	4/15/2020	22	22,486
Puget Energy, Inc.	5.625%	7/15/2022	14	14,757
Puget Energy, Inc.	6.00%	9/1/2021	28	29,574
San Diego Gas & Electric Co.	1.914%	2/1/2022	6	6,270
SCANA Corp.	4.125%	2/1/2022	34	34,303
SCANA Corp.	4.75%	5/15/2021	8	8,141
Sempra Energy	4.00%	2/1/2048	17	14,840

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

South Carolina Electric & Gas Co.	6.05%	1/15/2038	$7	$8,350
Tampa Electric Co.	6.15%	5/15/2037	7	8,100
TransAlta Corp. (Canada)(a)	4.50%	11/15/2022	31	31,046
Total				558,211

Electrical Equipment 1.50%

Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%	1/15/2023	8	7,632
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	21	19,472
Lam Research Corp.(b)	3.75%	3/15/2026	14	14,024
Marvell Technology Group Ltd.	4.20%	6/22/2023	8	8,041
NXP BV/NXP Funding LLC (Netherlands)†(a)	4.875%	3/1/2024	25	25,752
Xilinx, Inc.	2.95%	6/1/2024	16	15,647
Total				90,568

Electronics 0.86%

Tech Data Corp.	3.70%	2/15/2022	21	20,795
Trimble, Inc.	4.75%	12/1/2024	24	24,169
Trimble, Inc.	4.90%	6/15/2028	7	6,958
Total				51,922

Engineering & Contracting Services 0.11%

Fluor Corp.	4.25%	9/15/2028	7	6,787

Financial Services 4.07%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	11	10,649
Affiliated Managers Group, Inc.	4.25%	2/15/2024	50	51,398
Air Lease Corp.	3.625%	4/1/2027	19	17,359
Credit Suisse USA, Inc.	7.125%	7/15/2032	10	12,894
Discover Financial Services	4.10%	2/9/2027	18	17,535
Discover Financial Services	5.20%	4/27/2022	25	26,175
E*TRADE Financial Corp.	3.80%	8/24/2027	9	8,552
E*TRADE Financial Corp.	4.50%	6/20/2028	9	8,993
International Lease Finance Corp.	5.875%	8/15/2022	27	28,726
International Lease Finance Corp.	8.25%	12/15/2020	24	25,914
Lazard Group LLC	4.25%	11/14/2020	5	5,079
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	23	22,853
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	11	9,368
Total				245,495

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food 0.62%

Campbell Soup Co.	3.80%	8/2/2042	$8	$6,086
Conagra Brands, Inc.	4.60%	11/1/2025	12	12,192
Conagra Brands, Inc.	5.40%	11/1/2048	3	2,823
Kraft Heinz Foods Co.	6.875%	1/26/2039	15	16,540
Total				37,641

Health Care Products 2.11%

Abbott Laboratories	4.75%	11/30/2036	17	18,341
Boston Scientific Corp.	4.00%	3/1/2029	13	13,029
Covidien International Finance SA (Luxembourg)(a)	6.55%	10/15/2037	12	15,672
Life Technologies Corp.	5.00%	1/15/2021	19	19,413
Life Technologies Corp.	6.00%	3/1/2020	48	49,319
Zimmer Biomet Holdings, Inc.	5.75%	11/30/2039	11	11,439
Total				127,213

Health Care Services 2.21%

Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	19	19,480
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	14	14,706
Kaiser Foundation Hospitals	4.15%	5/1/2047	10	10,152
Northwell Healthcare, Inc.	3.979%	11/1/2046	12	11,027
NYU Langone Hospitals	4.368%	7/1/2047	12	12,085
NYU Langone Hospitals	4.784%	7/1/2044	7	7,517
UnitedHealth Group, Inc.	6.875%	2/15/2038	18	24,038
Universal Health Services, Inc.†	4.75%	8/1/2022	34	34,425
Total				133,430

Household Equipment/Products 0.54%

Newell Brands, Inc.	3.85%	4/1/2023	9	8,784
Newell Brands, Inc.	4.00%	12/1/2024	25	23,582
Total				32,366

Insurance 4.11%

American International Group, Inc.	4.80%	7/10/2045	16	15,400
Aon plc (United Kingdom)(a)	3.875%	12/15/2025	19	19,331
Berkshire Hathaway Finance Corp.	4.25%	1/15/2049	14	14,228
Fidelity National Financial, Inc.†	4.50%	8/15/2028	35	34,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance (continued)

Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026	$9	$9,006
Lincoln National Corp.	6.30%	10/9/2037	19	22,688
Protective Life Corp.	8.45%	10/15/2039	15	20,732
Securian Financial Group, Inc.†	4.80%	4/15/2048	8	7,847
Selective Insurance Group, Inc.	5.375%	3/1/2049	9	8,986
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	30	32,143
Transatlantic Holdings, Inc.	8.00%	11/30/2039	9	11,997
Unum Group	5.75%	8/15/2042	13	13,578
Willis North America, Inc.	7.00%	9/29/2019	7	7,143
WR Berkley Corp.	5.375%	9/15/2020	5	5,135
XLIT Ltd. (Ireland)(a)	6.25%	5/15/2027	22	25,303
Total				248,092

Investment Management Companies 0.41%

BrightSphere Investment Group plc (United Kingdom)(a)	4.80%	7/27/2026	26	24,864

Leasing 0.18%

GATX Corp.	4.55%	11/7/2028	11	11,010

Leisure 0.64%

Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	2	1,872
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	27	28,501
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	7	8,261
Total				38,634

Machinery: Agricultural 1.01%

BAT Capital Corp.	3.222%	8/15/2024	20	19,274
Reynolds American, Inc.	4.85%	9/15/2023	40	41,819
Total				61,093

Machinery: Industrial/Specialty 0.81%

CNH Industrial Capital LLC	4.375%	4/5/2022	13	13,209
CNH Industrial Capital LLC	4.875%	4/1/2021	5	5,119

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty (continued)

Kennametal, Inc.	4.625%	6/15/2028		$12	$11,764
Nvent Finance Sarl (Luxembourg)(a)	4.55%	4/15/2028		19	18,580
Total					48,672

Manufacturing 1.15%

General Electric Co.	3.10%	1/9/2023		10	9,790
General Electric Co.	3.15%	9/7/2022		4	3,939
General Electric Co.	6.15%	8/7/2037		52	55,903
Total					69,632

Media 4.29%

21st Century Fox America, Inc.	7.75%	12/1/2045		24	35,404
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045		52	56,010
Cox Communications, Inc.†	4.50%	6/30/2043		2	1,662
Cox Communications, Inc.†	8.375%	3/1/2039		19	24,045
Grupo Televisa SAB (Mexico)(a)	6.625%	1/15/2040		7	7,894
NBCUniversal Enterprise, Inc.†	5.25%	—	(d)	100	101,669
Warner Media LLC	6.20%	3/15/2040		29	31,846
Total					258,530

Metal Fabricating 0.33%

Valmont Industries, Inc.	5.25%	10/1/2054		22	19,642

Metals & Minerals: Miscellaneous 1.44%

Barrick North America Finance LLC	7.50%	9/15/2038		21	26,190
Glencore Finance Canada Ltd. (Canada)†(a)	5.55%	10/25/2042		19	18,366
Goldcorp, Inc. (Canada)(a)	3.625%	6/9/2021		15	15,043
Goldcorp, Inc. (Canada)(a)	3.70%	3/15/2023		14	14,098
Southern Copper Corp. (Peru)(a)	5.875%	4/23/2045		12	12,893
Total					86,590

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas 1.01%

National Fuel Gas Co.	3.95%	9/15/2027	$8	$7,446
National Fuel Gas Co.	4.90%	12/1/2021	16	16,356
National Fuel Gas Co.	5.20%	7/15/2025	2	2,053
National Fuel Gas Co.	7.395%	3/30/2023	15	16,702
Piedmont Natural Gas Co., Inc.	4.10%	9/18/2034	19	18,453
Total				61,010

Office Furniture & Business Equipment 0.03%

Xerox Corp.	3.625%	3/15/2023	2	1,973

Oil 6.75%

Apache Corp.	6.00%	1/15/2037	17	17,649
Canadian Natural Resources Ltd. (Canada)(a)	7.20%	1/15/2032	31	37,740
Canadian Oil Sands Ltd. (Canada)†(a)	4.50%	4/1/2022	5	4,995
ConocoPhillips Canada Funding Co. I	5.95%	10/15/2036	17	20,523
Continental Resources, Inc.	4.90%	6/1/2044	10	9,612
Continental Resources, Inc.	5.00%	9/15/2022	30	30,333
Ecopetrol SA (Colombia)(a)	5.875%	5/28/2045	5	5,060
Encana Corp. (Canada)(a)	6.50%	5/15/2019	10	10,065
Eni USA, Inc.	7.30%	11/15/2027	22	26,116
Equinor ASA (Norway)(a)	7.15%	11/15/2025	26	31,557
Helmerich & Payne, Inc.†	4.65%	3/15/2025	40	40,908
Kerr-McGee Corp.	7.875%	9/15/2031	28	34,640
Motiva Enterprises LLC†	5.75%	1/15/2020	25	25,354
Petroleos Mexicanos (Mexico)(a)	4.50%	1/23/2026	24	21,492
Shell International Finance BV (Netherlands)(a)	3.75%	9/12/2046	32	30,583
Valero Energy Corp.	7.50%	4/15/2032	2	2,488
Valero Energy Corp.	10.50%	3/15/2039	20	31,082
Woodside Finance Ltd. (Australia)†(a)	3.65%	3/5/2025	20	19,575
Woodside Finance Ltd. (Australia)†(a)(b)	4.50%	3/4/2029	7	6,975
Total				406,747

Oil: Crude Producers 5.33%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	28	28,770
Colonial Pipeline Co.†	4.25%	4/15/2048	18	17,336
Enbridge Energy Partners LP	4.20%	9/15/2021	25	25,462
Enbridge Energy Partners LP	9.875%	3/1/2019	45	45,000
Energy Transfer Operating LP	6.25%	4/15/2049	24	25,848
Energy Transfer Partners LP	8.25%	11/15/2029	6	7,262
Enterprise Products Operating LLC	7.55%	4/15/2038	11	14,452

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	$19	$19,180
Gulf South Pipeline Co. LP	4.00%	6/15/2022	7	6,996
Kinder Morgan, Inc.	7.75%	1/15/2032	29	36,416
NGPL PipeCo LLC†	4.875%	8/15/2027	8	8,078
Northern Natural Gas Co.†	4.25%	6/1/2021	15	15,293
Northern Natural Gas Co.†	4.30%	1/15/2049	3	2,896
Sabine Pass Liquefaction LLC	5.875%	6/30/2026	48	52,444
TransCanada PipeLines Ltd. (Canada)(a)	7.625%	1/15/2039	12	15,853
Total				321,286

Oil: Integrated Domestic 1.82%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.337%	12/15/2027	13	12,336
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/2047	15	13,275
Halliburton Co.	7.45%	9/15/2039	29	38,103
National Oilwell Varco, Inc.	2.60%	12/1/2022	10	9,697
National Oilwell Varco, Inc.	3.95%	12/1/2042	30	24,549
Schlumberger Holdings Corp.†	3.75%	5/1/2024	12	12,059
Total				110,019

Paper & Forest Products 0.27%

International Paper Co.	7.30%	11/15/2039	11	13,401
West Fraser Timber Co. Ltd. (Canada)†(a)	4.35%	10/15/2024	3	2,972
Total				16,373

Real Estate Investment Trusts 3.36%

American Homes 4 Rent LP	4.25%	2/15/2028	13	12,689
EPR Properties	4.75%	12/15/2026	15	15,113
EPR Properties	4.95%	4/15/2028	6	6,125
EPR Properties	5.75%	8/15/2022	15	15,794
Goodman US Finance Three LLC†	3.70%	3/15/2028	13	12,363
Healthcare Realty Trust, Inc.	3.625%	1/15/2028	5	4,742
Healthcare Realty Trust, Inc.	3.75%	4/15/2023	15	14,863
Healthcare Realty Trust, Inc.	3.875%	5/1/2025	31	30,462
Healthcare Trust of America Holdings LP	2.95%	7/1/2022	4	3,908
Liberty Property LP	4.75%	10/1/2020	11	11,222
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	10	9,950
Senior Housing Properties Trust	3.25%	5/1/2019	5	4,993
SL Green Operating Partnership LP	3.25%	10/15/2022	6	5,908

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

SL Green Realty Corp.	4.50%	12/1/2022	$22	$22,533
VEREIT Operating Partnership LP	3.95%	8/15/2027	12	11,497
VEREIT Operating Partnership LP	4.875%	6/1/2026	20	20,415
Total				202,577

Retail 0.66%

McDonald’s Corp.	6.30%	10/15/2037	33	39,585

Steel 0.53%

Vale Overseas Ltd. (Brazil)(a)	6.25%	8/10/2026	30	31,988

Technology 0.58%

Amazon.com, Inc.	4.05%	8/22/2047	10	10,051
Amazon.com, Inc.	4.25%	8/22/2057	5	5,075
Expedia Group, Inc.	3.80%	2/15/2028	10	9,465
Expedia Group, Inc.	5.00%	2/15/2026	10	10,354
Total				34,945

Telecommunications 4.02%

AT&T, Inc.	5.35%	9/1/2040	4	4,021
AT&T, Inc.	6.00%	8/15/2040	78	83,979
Orange SA (France)(a)	9.00%	3/1/2031	11	15,496
Verizon Communications, Inc.	3.784%(3 Mo. LIBOR + 1.10%)#	5/15/2025	4	3,990
Verizon Communications, Inc.	4.40%	11/1/2034	75	75,183
Vodafone Group plc (United Kingdom)(a)	3.75%	1/16/2024	50	49,870
Vodafone Group plc (United Kingdom)(a)	4.375%	5/30/2028	10	9,921
Total				242,460

Transportation: Miscellaneous 2.32%

Burlington Northern Santa Fe LLC	6.15%	5/1/2037	30	36,856
Cie de Chemin de Fer Canadien Pacifique (Canada)(a)	7.125%	10/15/2031	5	6,368
Cie de Chemin de Fer Canadien Pacifique (Canada)(a)	9.45%	8/1/2021	10	11,377
CSX Corp.	6.00%	10/1/2036	25	28,956
FedEx Corp.	4.95%	10/17/2048	6	5,976
Norfolk Southern Corp.	5.59%	5/17/2025	7	7,793
Union Pacific Corp.	6.625%	2/1/2029	35	42,689
Total				140,015

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utilities 0.30%

Aquarion Co.†	4.00%	8/15/2024	$18	$18,139
Total Corporate Bonds (cost $5,557,430)				5,448,252

MUNICIPAL BONDS 0.57%

Miscellaneous

California	7.60%	11/1/2040	10	14,979
Chicago, IL	6.314%	1/1/2044	15	14,634
Illinois	5.10%	6/1/2033	5	4,750
Total				34,363
Total Municipal Bonds (cost $35,298)				34,363

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.45%

Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%	10/15/2034	17	17,209
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%	10/15/2034	10	10,148
Total Non-Agency Commercial Mortgage-Backed Securities (cost $27,765)				27,357

U.S. TREASURY OBLIGATIONS 1.65%

U.S. Treasury Bond	2.75%	11/15/2042	23	21,770
U.S. Treasury Bond	3.375%	11/15/2048	48	50,756
U.S. Treasury Note	2.625%	2/15/2029	27	26,780
Total U.S. Treasury Obligations (cost $98,605)				99,306
Total Long-Term Investments (cost $5,861,167)				5,750,738

SHORT-TERM INVESTMENTS 2.36%

CORPORATE BONDS 0.15%

Financial Services

Discover Financial Services (cost $9,221)	10.25%	7/15/2019	9	9,218

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORPORATE BOND FUND February 28, 2019

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENT 2.21%

Repurchase Agreement dated 2/28/2019, 1.45% due 3/1/2019 with Fixed Income Clearing Corp. collateralized by $140,000 of U.S. Treasury Note at 2.50% due 02/28/2021; value: $140,000; proceeds: $133,078 (cost $133,073)	$133	$133,073
Total Short-Term Investments (cost $142,294)		142,291
Total Investments in Securities 97.72% (cost $6,003,461)		5,893,029
Other Assets in Excess of Liabilities(e) 2.28%		137,269
Net Assets 100.00%		$6,030,298

LIBOR	London Interbank Offered Rate

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2019.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis (See Note 2(f)).
(c)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at February 28, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2019	2	Short	$(424,809)	$(424,391)	$418
U.S. 10-Year Treasury Note	June 2019	9	Short	(1,101,289)	(1,098,000)	3,289
Total Unrealized Appreciation on Open Futures Contracts						$3,707

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	June 2019	17	Long	$1,950,515	$1,947,563	$(2,952)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CORPORATE BOND FUND February 28, 2019

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$141,460	$—	$141,460
Corporate Bonds	—	5,448,252	—	5,448,252
Municipal Bonds	—	34,363	—	34,363
Non-Agency Commercial Mortgage-Backed Securities	—	27,357	—	27,357
U.S. Treasury Obligations	—	99,306	—	99,306
Short-Term Investments
Corporate Bonds	—	9,218	—	9,218
Repurchase Agreement	—	133,073	—	133,073
Total	$—	$5,893,029	$—	$5,893,029
Other Financial Instruments
Futures Contracts
Assets	$3,707	$—	$—	$3,707
Liabilities	(2,952)	—	—	(2,952)
Total	$755	$—	$—	$755

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.61%

ASSET-BACKED SECURITIES 0.81%

Other

AMMC CLO 15 Ltd. 2014-15A DRR†	5.727%(3 Mo. LIBOR + 3.40	%)#	1/15/2032	$2,986	$2,957,036
Atrium XV-15A D†	5.776%(3 Mo. LIBOR + 3.00	%)#	1/23/2031	8,714	8,389,451
Battalion CLO VII Ltd. 2014-7A CRR†	5.703%(3 Mo. LIBOR + 2.93	%)#	7/17/2028	2,169	2,116,209
BlueMountain CLO XXIII Ltd. 2018-23A D†	5.365%(3 Mo. LIBOR + 2.90	%)#	10/20/2031	5,033	4,860,070
Cedar Funding VI CLO Ltd. 2016-6A DR†	5.761%(3 Mo. LIBOR + 3.00	%)#	10/20/2028	8,644	8,218,888
Cedar Funding VII CLO Ltd. 2018-7A D†	5.311%(3 Mo. LIBOR + 2.55	%)#	1/20/2031	5,000	4,674,140
Cent CLO Ltd. 2014-21A CR2†	5.965%(3 Mo. LIBOR + 3.20	%)#	7/27/2030	5,864	5,673,420
Harbor Park CLO Ltd. 2018-1A D†	5.739%(3 Mo. LIBOR + 2.90	%)#	1/20/2031	5,440	5,215,250
Jamestown CLO VII Ltd. 2015-7A CR†	5.371%(3 Mo. LIBOR + 2.60	%)#	7/25/2027	5,000	4,778,116
KKR CLO Ltd-15 DR†	5.592%(3 Mo. LIBOR + 3.15	%)#	1/18/2032	3,264	3,131,982
Madison Park Funding XIV Ltd. 2014-14A DRR†	5.711%(3 Mo. LIBOR + 2.95	%)#	10/22/2030	4,544	4,421,895
Mariner CLO LLC 2015-1A DR†	6.411%(3 Mo. LIBOR + 3.65	%)#	4/20/2029	2,723	2,669,965
Mariner CLO LLC 2017-4A D†	5.815%(3 Mo. LIBOR + 3.05	%)#	10/26/2029	7,052	6,713,666
OCP CLO Ltd. 2016-12A CR†	5.78%(3 Mo. LIBOR + 2.95	%)#	10/18/2028	7,250	7,140,725
Octagon Investment Partners 39 Ltd. 2018-3A D†	5.415%(3 Mo. LIBOR + 2.95	%)#	10/20/2030	4,389	4,254,470
Palmer Square Loan Funding Ltd. 2018-1A D†	6.737%(3 Mo. LIBOR + 3.95	%)#	4/15/2026	5,000	4,779,314
Regatta VI Funding Ltd. 2016-1A DR†	5.461%(3 Mo. LIBOR + 2.70	%)#	7/20/2028	2,534	2,401,365
Sound Point CLO II Ltd. 2013-1A B1R†	5.465%(3 Mo. LIBOR + 2.70	%)#	1/26/2031	3,750	3,527,446
Sound Point CLO XI Ltd. 2016-1A DR†	5.711%(3 Mo. LIBOR + 2.95	%)#	7/20/2028	8,160	7,991,944
THL Credit Wind River CLO Ltd. 2018-3A D†	5.776%(3 Mo. LIBOR + 2.95	%)#	1/20/2031	8,478	7,937,143
Total					101,852,495
Total Asset-Backed Securities (cost $105,913,237)					101,852,495

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2019

Investments			Shares (000)		Fair Value
COMMON STOCKS 0.01%

Energy 0.01%

Templar Energy LLC Class A Units				747	$420,522
Vistra Energy Corp.				327	246,884
Total					667,406

Information Technology 0.00%

Avaya Holdings Corp.*				2	30,469
Total Common Stocks (cost $8,042,233)					697,875

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.18%

Healthcare 0.10%

Canopy Growth Corp.†(a)	4.25%	7/15/2023	CAD	11,401	12,594,858

Manufacturing 0.08%

Patrick Industries, Inc.†	1.00%	2/1/2023		$11,560	10,432,900
Total Convertible Bonds (cost $19,072,602)					23,027,758

CORPORATE BONDS 3.09%

Aerospace 0.13%

TransDigm, Inc.	6.375%	6/15/2026		6,545	6,389,556
TransDigm, Inc.†	7.50%	3/15/2027		9,562	9,632,759
Total					16,022,315

Consumer Non-Durables 0.08%

Revlon Consumer Products Corp.	5.75%	2/15/2021		11,590	10,112,275

Diversified Media 0.04%

AMC Entertainment Holdings, Inc.	5.875%	11/15/2026		5,737	5,178,216

Gaming/Leisure 0.05%

MEG Energy Corp. (Canada)†(b)	6.50%	1/15/2025		6,028	5,945,115

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial 0.21%

Acrisure LLC/Acrisure Finance, Inc.†	8.125%	2/15/2024	$14,345	$14,721,556
WeWork Cos., Inc.†	7.875%	5/1/2025	13,473	12,575,025
Total				27,296,581

Food & Drug 0.11%

Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	5.75%	3/15/2025	7,030	6,731,225
Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	6.625%	6/15/2024	6,700	6,733,500
Total				13,464,725

Food/Tobacco 0.07%

Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc.†	8.50%	6/1/2026	9,688	8,573,880

Gaming/Leisure 0.06%

AMC Entertainment Holdings, Inc.	6.125%	5/15/2027	8,607	7,757,059

Healthcare 0.80%

Bausch Health Americas, Inc.†(c)	8.50%	1/31/2027	9,571	9,935,895
Bausch Health Cos., Inc.†	5.875%	5/15/2023	14,500	14,481,875
Bausch Health Cos., Inc.†	6.125%	4/15/2025	14,385	13,881,525
DaVita, Inc.	5.00%	5/1/2025	9,571	9,269,035
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	6,451	5,934,920
HLF Financing SARL LLC/Herbalife International, Inc.†	7.25%	8/15/2026	15,071	15,392,012
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022	7,122	6,890,535
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022	5,922	5,868,465
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(b)	3.15%	10/1/2026	22,969	19,128,901
Total				100,783,163

Land Transportation 0.14%

Kenan Advantage Group, Inc. (The)†	7.875%	7/31/2023	17,950	17,557,433

Manufacturing 0.33%

American Axle & Manufacturing, Inc.	6.25%	4/1/2025	5,678	5,685,666
Energizer Holdings, Inc.†	7.75%	1/15/2027	6,375	6,813,281

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Manufacturing (continued)

Tesla, Inc.†	5.30%	8/15/2025		$16,644	$14,875,575
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada)†(b)	7.75%	4/15/2026		16,610	14,575,275
Total					41,949,797

Metals/Minerals 0.38%

Barminco Finance Pty Ltd. (Australia)†(b)	6.625%	5/15/2022		11,925	11,954,813
Imperial Metals Corp. (Canada)†(b)	7.00%	3/15/2019		12,313	7,941,885
Mirabela Nickel Ltd. (Australia)(b)	1.00%	9/10/2044		51	5	(d)
TMS International Corp.†	7.25%	8/15/2025		15,599	14,936,042
Warrior Met Coal, Inc.†	8.00%	11/1/2024		13,457	13,869,121
Total					48,701,866

Service 0.30%

Ahern Rentals, Inc.†	7.375%	5/15/2023		21,827	20,244,542
Cloud Crane LLC†	10.125%	8/1/2024		16,886	18,025,805
Total					38,270,347

Shipping 0.14%

Golar LNG Partners LP (United Kingdom)†(b)	8.934%(3 Mo. LIBOR + 6.25%)#	5/18/2021		7,400	7,400,429
Hoegh LNG Holdings Ltd.(a)	6.27%(3 Mo. NIBOR + 5.00%)#	2/1/2022	NOK	87,000	10,116,693
Total					17,517,122

Telecommunications 0.07%

Clear Channel Worldwide Holdings, Inc.†	9.25%	2/15/2024		$8,612	9,053,365

Utility 0.18%

Calpine Corp.	5.75%	1/15/2025		23,909	22,922,754
Total Corporate Bonds (cost $396,707,119)					391,106,013

EXCHANGE-TRADED FUND 1.02%

Invesco Senior Loan ETF (cost $128,011,913)				5,683	129,569,732

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(e) 89.29%

Aerospace 4.30%

Air Medical Group Holdings, Inc. 2018 Term Loan	5.744%(1 Mo. LIBOR + 3.25%)	4/28/2022	$50,162	$48,720,027
American Airlines, Inc. 2017 Term Loan B	4.489%(1 Mo. LIBOR + 2.00%)	12/14/2023	28,861	28,470,371
American Airlines, Inc. 2017 Term Loan B	4.493%(1 Mo. LIBOR + 2.00%)	4/28/2023	22,487	22,205,752
American Airlines, Inc. 2018 Replacement Term Loan	4.229%(1 Mo. LIBOR + 1.75%)	6/27/2025	44,161	43,355,098
Circor International, Inc. Initial Term Loan	6.004%(1 Mo. LIBOR + 3.50%)	12/11/2024	7,513	7,372,281
Doncasters US Finance LLC 2nd Lien Term Loan	11.053%(3 Mo. LIBOR + 8.25%)	10/9/2020	8,103	6,466,308
Doncasters US Finance LLC Term Loan B	6.303%(3 Mo. LIBOR + 3.50%)	4/9/2020	42,499	39,779,144
Forming Machining Industries Holdings, LLC 1st Lien Initial Term Loan	6.947%(3 Mo. LIBOR + 4.25%)	10/3/2025	24,545	24,360,913
Gol Luxco SA Term Loan (Luxembourg)(b)	6.50%	8/31/2020	32,127	32,528,533
Jazz Acquisition, Inc. 1st Lien Term Loan	6.303%(3 Mo. LIBOR + 3.50%)	6/19/2021	47,102	45,924,200
Jazz Acquisition, Inc. 2nd Lien Term Loan	9.553%(3 Mo. LIBOR + 6.75%)	6/19/2022	17,686	16,713,270
MB Aerospace Holdings II Corp. 1st Lien Initial Term Loan	5.993%(1 Mo. LIBOR + 3.50%)	1/22/2025	14,110	13,843,608
Science Applications International Corp. Tranche B Term Loan	4.243%(1 Mo. LIBOR + 1.75%)	10/31/2025	23,841	23,667,445
Transdigm Inc. 2018 New Tranche E Term Loan	4.993%(1 Mo. LIBOR + 2.50%)	5/30/2025	22,971	22,684,015
Transdigm Inc. 2018 New Tranche F Term Loan	4.993%(1 Mo. LIBOR + 2.50%)	6/9/2023	47,454	46,971,023
Transdigm Inc. New Tranche G Term Loan	4.993%(1 Mo. LIBOR + 2.50%)	8/22/2024	26,357	26,038,973
United AirLines, Inc. Refinanced Term Loan	4.243%(1 Mo. LIBOR + 1.75%)	4/1/2024	988	977,519
Vertex Aerospace Services Corp. Term Loan	7.243%(1 Mo. LIBOR + 4.75%)	6/16/2025	19,070	19,176,987
Wesco Aircraft Hardware Corp. New Tranche A Term Loan	5.50%(1 Mo. LIBOR + 3.00%)	11/30/2020	4,611	4,582,393
Wesco Aircraft Hardware Corp. Tranche B Term Loan	5.00%(1 Mo. LIBOR + 2.50%)	2/28/2021	12,857	12,680,418
WP CPP Holdings, LLC 1st Lien Initial Term Loan	6.25% (1 Mo. LIBOR + 3.75%)-6.51%	4/30/2025	32,951	32,909,542
WP CPP Holdings, LLC 2nd Lien Initial Term Loan	10.51%(3 Mo. LIBOR + 7.75%)	4/30/2026	24,688	24,626,280
Total				544,054,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 1.77%

Agro Merchants North America Holdings, Inc. 1st Lien Effective Date Term Loan	6.553%(3 Mo. LIBOR + 3.75%)	12/6/2024	$25,666	$25,409,510
Berry Global, Inc. Term Loan Q	4.61%(2 Mo. LIBOR + 2.00%)	10/1/2022	23,837	23,802,818
Cyanco Intermediate 2 Corp. 1st Lien Initial Term Loan	5.993%(1 Mo. LIBOR + 3.50%)	3/16/2025	13,128	13,034,642
Ineos US Finance LLC New 2024 Dollar Term Loan	4.493%(2 Mo. LIBOR + 2.00%)	3/31/2024	18,328	18,122,034
Schenectady International Group, Inc. Initial Term Loan	7.537%(3 Mo. LIBOR + 4.75%)	10/15/2025	18,104	18,104,000	(f)
Starfruit Finco B.V. Initial Dollar Term Loan (Netherlands)(b)	5.764%(1 Mo. LIBOR + 3.25%)	10/1/2025	67,846	67,591,917
Tata Chemicals North America Term Loan	5.563%(3 Mo. LIBOR + 2.75%)	8/7/2020	15,576	15,537,022
Univar USA Inc. Term Loan B3	4.743%(1 Mo. LIBOR + 2.50%)	7/1/2024	17,173	17,170,232
Vectra Co. 1st Lien Initial Term Loan	5.743%(1 Mo. LIBOR + 3.25%)	3/8/2025	25,554	24,564,234
Total				223,336,409

Consumer Durables 0.95%

Fastlane Parent Co., Inc. 1st Lien Initial Term Loan	7.303%(3 Mo. LIBOR + 4.50%)	12/19/2025	14,345	14,273,275	(f)
G-III Apparel Group, Ltd. Initial Term Loan	7.75%(1 Mo. LIBOR + 5.25%)	12/1/2022	25,948	26,110,031	(f)
Hamilton Holdco LLC Term Loan	4.81%(3 Mo. LIBOR + 2.00%)	7/2/2025	14,283	14,264,843	(f)
SRAM, LLC 1st Lien 2018 New Term Loan	5.329% (3 Mo. LIBOR + 2.75%)-7.25%	3/15/2024	15,079	14,984,759	(f)
TGP Holdings III LLC 1st Lien 2018 Refinancing Term Loan	7.053%(3 Mo. LIBOR + 4.25%)	9/25/2024	26,738	25,535,137	(f)
TGP Holdings III LLC 2nd Lien Initial Term Loan	11.303%(3 Mo. LIBOR + 8.50%)	9/25/2025	9,333	9,053,010	(f)
Toms Shoes, LLC Initial Term Loan	8.30%(1 Mo. LIBOR + 5.5%)	10/28/2020	21,788	16,231,898
Total				120,452,953

Consumer Non-Durables 1.13%

8th Avenue Food & Provisions, Inc.1st Lien Term Loan	6.264%(1 Mo. LIBOR + 3.75%)	10/1/2025	19,134	19,215,320
8th Avenue Food & Provisions, Inc.2nd Lien Term Loan	10.264%(1 Mo. LIBOR + 7.75%)	10/1/2026	4,823	4,823,000
Anastasia Parent, LLC Closing Date Term Loan	6.243%(1 Mo. LIBOR + 3.75%)	8/11/2025	38,578	36,767,639

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer Non-Durables (continued)

CHG PPC Parent LLC 1st Lien Initial Term Loan	5.243%(1 Mo. LIBOR + 2.75%)	3/31/2025	$7,867	$7,817,678	(f)
EG Group Limited 2nd Lien Facility Term Loan (United Kingdom)(b)	10.813%(3 Mo. LIBOR + 8.00%)	4/20/2026	16,995	16,612,613
Foundation Building Materials Holding Co. LLC Term Loan	5.743%(1 Mo. LIBOR + 3.25%)	8/13/2025	24,097	23,735,545	(f)
H.B. Fuller Co. Commitment Term Loan	4.48%(1 Mo. LIBOR + 2.00%)	10/20/2024	15	14,751
Spectrum Holdings III Corp. 1st Lien Closing Date Term Loan	5.743%(1 Mo. LIBOR + 3.25%)	1/31/2025	24,273	23,454,058
Spectrum Holdings III Corp. 2nd Lien Closing Date Term Loan	9.493%(1 Mo. LIBOR + 7.00%)	1/31/2026	11,425	11,025,097
Total				143,465,701

Energy 2.89%

Apergy Corp. Initial Term Loan	7.00%(1 Mo. LIBOR + 2.50%)	5/9/2025	16,888	16,909,158	(f)
BCP Raptor II, LLC Initial Term Loan	7.37%(2 Mo. LIBOR + 4.75%)	11/3/2025	14,451	14,035,534
California Resources Corp. Initial Term Loan	7.243%(1 Mo. LIBOR + 4.75%)	12/31/2022	19,385	19,150,732
CNX Resources Corp. Initial Term Loan B	8.50% (1 Mo. LIBOR + 6.00%)-10.5%	11/28/2022	20,084	20,354,161
Compass Power Generation, L.L.C. Tranche Term Loan B1	5.993%(1 Mo. LIBOR + 3.50%)	12/20/2024	23,543	23,554,253
Consolidated Energy Finance S.A. Initial Term Loan (Luxembourg)(b)	4.994%(3 Mo. LIBOR + 2.50%)	5/7/2025	28,342	27,562,720	(f)
Edgewater Generation, LLC Term Loan	6.243%(1. Mo. LIBOR + 3.75%)	12/13/2025	32,093	32,052,884
Frontera Generation Holdings LLC Initial Term Loan	6.762%(1 Mo. LIBOR + 4.25%)	5/2/2025	34,165	33,766,678
Keane Group Holdings, LLC Initial Term Loan	6.25%(1 Mo. LIBOR + 3.75%)	5/25/2025	38,238	36,772,125
Longview Power, LLC Advance Term Loan B	8.751%(3 Mo. LIBOR + 6.00%)	4/13/2021	20,305	18,111,909
Lucid Energy Group II Borrower, LLC Initial Term Loan	5.49%(1 Mo. LIBOR + 3.00%)	2/17/2025	4,940	4,630,789
Medallion Midland Acquisition, LLC Initial Term Loan	5.743%(1 Mo. LIBOR + 3.25%)	10/30/2024	4,923	4,803,207
Moda Ingleside Energy Center, LLC Initial Term Loan	5.743%(1 Mo. LIBOR + 3.25%)	9/29/2025	14,544	14,566,689
Moxie Patriot LLC Construction Advances Term Loan B1	8.553%(3 Mo. LIBOR + 5.75%)	12/19/2020	16,677	16,343,336
Navitas Midstream Midland Basin, LLC Initial Term Loan	6.99%(1 Mo. LIBOR + 4.50%)	12/13/2024	23,478	22,385,324

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Energy (continued)

NorthRiver Midstream Finance LP Initial Term Loan B (Canada)(b)	6.047%(3 Mo. LIBOR + 3.25%)	10/1/2025		$19,473	$19,487,998
Oryx Southern Delaware Holdings LLC Initial Term Loan	5.743%(1 Mo. LIBOR + 3.25%)	2/28/2025		28,187	27,429,474
Traverse Midstream Partners LLC Advance Term Loan	6.60%(3 Mo. LIBOR + 4.00%)	9/27/2024		14,260	14,295,911
Total					366,212,882

Financial 7.46%

Achilles Acquisition LLC Closing Date Term Loan	6.50%(1 Mo. LIBOR + 4.00%)	10/3/2025		24,949	24,901,834
Acrisure, LLC 1st Lien 2017 Refinancing Term Loan	6.879%(1 Mo. LIBOR + 4.25%)	11/22/2023		26,682	26,781,600	(f)
Acrisure, LLC 1st Lien 2018 Additional Term Loan	6.379%(1 Mo. LIBOR + 3.75%)	11/22/2023		3,371	3,366,846
Advisor Group, Inc. Initial Term Loan	6.243%(1 Mo. LIBOR + 3.75%)	8/15/2025		30,848	30,924,807
AI Alpine AT BidCo GmbH Facility Term Loan B(a)	3.50%(3 Mo. Euribor + 3.50%)	10/31/2025	EUR	7,447	8,413,881
AI Alpine AT BidCo GmbH Facility Term Loan B (Austria)(b)	5.988%(3 Mo. LIBOR + 3.25%)	10/31/2025		$11,558	11,384,880	(f)
AI Aqua Merger Sub, Inc. 1st Lien 2017 Incremental Term Loan	5.743%(1 Mo. LIBOR + 3.25%)	12/13/2023		15,050	14,555,101
AI Aqua Merger Sub, Inc. 1st Lien Tranche Term Loan B1	5.743%(1 Mo. LIBOR + 3.25%)	12/13/2023		36,403	35,159,019
Alliant Holdings Intermediate, LLC 2018 Initial Term Loan	5.231%(1 Mo. LIBOR + 3.00%)	5/9/2025		38,265	37,904,516
BDF Acquisition Corp. Initial Term Loan	7.743%(1 Mo. LIBOR + 5.25%)	8/14/2023		22,101	21,327,455	(f)
Belron Finance US LLC 1st Lien Incremental Term Loan	5.188%(3 Mo. LIBOR + 2.50%)	11/13/2025		9,629	9,629,000	(f)
Blackhawk Network Holdings, Inc. 1st Lien Term Loan	5.493%(1 Mo. LIBOR + 3.00%)	6/15/2025		31,146	30,932,509
Blackhawk Network Holdings, Inc. 2nd Lien Term Loan	9.50%(1 Mo. LIBOR + 7.00%)	6/15/2026		2,903	2,883,637
Communications Sales & Leasing, Inc. Shortfall Term Loan	5.493%(1 Mo. LIBOR + 3.00%)	10/24/2022		17,816	16,501,897
CRCI Longhorn Holdings, Inc. 1st Lien Closing Date Term Loan	6.017%(1 Mo. LIBOR + 3.50%)	8/8/2025		11,575	11,394,131
DG Investment Intermediate Holdings 2, Inc. 1st Lien Initial Term Loan	5.493%(1 Mo. LIBOR + 3.00%)	2/3/2025		14,416	14,199,890	(f)
Financial & Risk US Holdings, Inc. Initial Dollar Term Loan	6.243%(1 Mo. LIBOR + 3.75%)	10/1/2025		64,191	63,314,151

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial (continued)

Genuine Financial Holdings LLC 1st Lien Initial Term Loan	6.553%(3 Mo. LIBOR + 3.75%)	7/12/2025	$31,799	$31,779,428
Genuine Financial Holdings LLC 2nd Lien Initial Term Loan	10.053%(3 Mo. LIBOR + 7.25%)	7/10/2026	4,620	4,470,283	(f)
Genworth Holdings, Inc. Initial Term Loan	6.981%(2 Mo. LIBOR + 4.50%)	3/7/2023	30,681	30,849,439
GPS Hospitality Holding Co. LLC Term Loan B	6.989%(3 Mo. LIBOR + 4.25%)	12/6/2025	29,828	29,417,619	(f)
Guidehouse LLP 1st Lien Initial Term Loan	5.493%(1 Mo. LIBOR + 3.25%)	5/1/2025	19,861	19,712,060	(f)
Helix Gen Funding, LLC Term Loan	6.243%(1 Mo. LIBOR + 3.75%)	6/2/2024	30,178	29,332,193
Hub International Limited Initial Term Loan	5.515% (3 Mo. LIBOR + 3.00%)-5.375%	4/25/2025	83,850	83,197,546
Millennium Trust Co., LLC Term Loan	— (g)	2/26/2026	19,147	19,003,397	(f)
Mitchell International, Inc. 1st Lien Initial Term Loan	5.743%(1 Mo. LIBOR + 3.25%)	11/29/2024	11,476	11,225,020
NFP Corp. Term Loan B	— (g)	1/8/2024	14,304	14,144,108
Perspecta Inc. Advance Term Loan B	4.743%(1 Mo. LIBOR + 2.25%)	5/30/2025	19,335	19,045,256
PGX Holdings, Inc. 1st Lien Initial Term Loan	7.75%(1 Mo. LIBOR + 5.25%)	9/29/2020	11,819	11,604,543
Safe Fleet Holdings LLC 1st Lien Initial Term Loan	5.52%(1 Mo. LIBOR + 3.00%)	2/1/2025	18,170	17,761,437
Safe Fleet Holdings LLC 2nd Lien Initial Term Loan	9.27%(1 Mo. LIBOR + 6.75%)	2/1/2026	4,675	4,464,625
Sedgwick Claims Management Services, Inc. 1st Lien Initial Term Loan	— (g)	12/31/2025	2,194	2,187,643
Sedgwick Claims Management Services, Inc. Initial Term Loan	5.743%(1 Mo. LIBOR + 3.25%)	12/31/2025	42,959	42,821,316
Sigma Holdco B.V. Facility Term Loan B2 (Netherlands)(b)	5.797%(3 Mo. LIBOR + 3.00%)	7/2/2025	27,160	26,972,934
SSH Group Holdings, Inc. 1st Lien Initial Term Loan	6.896%(3 Mo. LIBOR + 4.25%)	7/30/2025	19,295	19,102,190
SSH Group Holdings, Inc. 2nd Lien Initial Term Loan	10.896%(3 Mo. LIBOR + 8.25%)	7/30/2026	5,803	5,831,814	(f)
Tecostar Holdings, Inc. 1st Lien 2017 Term Loan	6.017%(1 Mo. LIBOR + 3.50%)	5/1/2024	27,768	27,594,616
Trans Union LLC 2017 Replacement Term Loan B3	4.493%(1 Mo. LIBOR +2.00%)	4/10/2023	11,178	11,142,802
Trans Union LLC 2018 Incremental Term Loan B4	4.493%(1 Mo. LIBOR +2.00%)	6/19/2025	22,832	22,743,907
USI, Inc. 2017 New Term Loan	5.803%(3 Mo. LIBOR + 3.00%)	5/16/2024	14,185	14,078,696
VFH Parent LLC Term Loan	— (g)	1/30/2026	43,032	43,200,255

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial (continued)

Vistage International, Inc. 1st Lien Term Loan B	6.481%(1 Mo. LIBOR + 4.00%)	2/10/2025	$5,190	$5,183,715
Werner Finco LP Initial Term Loan	6.797%(1 Mo. LIBOR + 4.00%)	7/24/2024	9,118	8,832,721
York Risk Services Holding Corp. Term Loan	6.243%(1 Mo. LIBOR + 3.75%)	10/1/2021	25,134	23,975,611
Total				943,250,328

Food & Drug 3.35%

Albertson’s LLC 2018 Term Loan B7	5.493%(3 Mo. LIBOR + 3.00%)	11/17/2025	75,503	75,090,406
Amneal Pharmaceuticals LLC Initial Term Loan	5.993%(1 Mo. LIBOR + 3.50%)	5/4/2025	38,285	38,332,506
Bausch Health Cos., Inc. 1st Incremental Term Loan (Canada)(b)	5.262%(1 Mo. LIBOR + 2.75%)	11/27/2025	30,597	30,545,916
Bausch Health Cos., Inc. Initial Term Loan (Canada)(b)	5.512%(1 Mo. LIBOR + 3.00%)	6/2/2025	22,042	22,082,852
Chobani, LLC 1st Lien New Term Loan	5.993%(1 Mo. LIBOR + 3.50%)	10/10/2023	28,124	27,385,487
Herbalife Nutrition Ltd. Term Loan B	5.743%(1 Mo. LIBOR + 3.25%)	8/18/2025	9,217	9,247,460
Miller’s Ale House, Inc. Term Loan B	9.25%(1 Mo. LIBOR +4.75%)	5/26/2025	24,201	23,838,364
Panera Bread Co. Term Loan	4.25%(1 Mo. LIBOR + 1.75%)	7/18/2022	22,209	21,773,702
Post Holdings, Inc. Series A Incremental Term Loan	4.49%(1 Mo. LIBOR + 2.00%)	5/24/2024	9,596	9,578,385
Red Lobster Management LLC 1st Lien Initial Term Loan	7.743%(1 Mo. LIBOR + 5.25%)	7/28/2021	32,906	32,741,506	(f)
Rodan & Fields, LLC Closing Date Term Loan	6.489% (1 Mo. LIBOR + 4.00%)-8.5%	6/6/2025	28,898	26,585,962
Southern Graphics Inc. 1st Lien Refinancing Term Loan	5.743% (2 Mo. LIBOR + 3.25%)-5.82913%	12/31/2022	26,529	24,163,450
Southern Graphics Inc. 2nd Lien Initial Term Loan	9.993%(2 Mo. LIBOR + 7.50%)	12/31/2023	9,480	8,851,950
United Natural Foods, Inc. Initial Term Loan	6.743%(1 Mo. LIBOR + 4.25%)	10/22/2025	48,170	42,871,300
Weight Watchers International, Inc. Initial Term Loan	7.56%(3 Mo. LIBOR + 4.75%)	11/29/2024	31,196	30,363,633
Total				423,452,879

Food/Tobacco 2.06%

Aramark Intermediate HoldCo Corp. Dollar Term Loan B3	4.243%(1 Mo. LIBOR + 1.75%)	3/11/2025	29,809	29,734,824

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food/Tobacco (continued)

CEC Entertainment, Inc. Term Loan B	5.743%(1 Mo. LIBOR + 3.25%)	2/14/2021	$41,309	$40,415,894
H-Food Holdings, LLC Incremental Term Loan	6.493%(1 Mo. LIBOR + 4.00%)	5/23/2025	7,701	7,689,288
H-Food Holdings, LLC Initial Term Loan	6.181%(1 Mo. LIBOR + 3.69%)	5/23/2025	56,606	56,025,635
JBS USA Lux SA Initial Term Loan	4.993% (3 Mo. LIBOR + 2.50%)-5.30069%	10/30/2022	57,777	57,727,942
NPC International, Inc. 2nd Lien Initial Term Loan	10.134%(1 Mo. LIBOR + 7.50%)	4/18/2025	9,531	8,768,520	(f)
Sunshine Investments B.V. Facility Term Loan B3 (Netherlands)(b)	5.934%(3 Mo. LIBOR + 3.25%)	3/28/2025	9,780	9,731,100	(f)
US Foods, Inc. Initial Term Loan	4.493%(1 Mo. LIBOR + 2.00%)	6/27/2023	50,339	50,138,122
Total				260,231,325

Forest Products 0.87%

Berry Global, Inc. Term Loan S	4.267%(1 Mo. LIBOR + 1.75%)	2/8/2020	2,334	2,333,393
Berry Global, Inc. Term Loan T	4.267%(1 Mo. LIBOR + 1.75%)	1/6/2021	16,469	16,453,951
BWay Holding Co. Initial Term Loan	6.033%(3 Mo. LIBOR + 3.25%)	4/3/2024	19,998	19,644,421
Flex Acquisition Co., Inc. 2018 Incremental Term Loan B	5.759%(1 Mo. LIBOR + 3.25%)	6/29/2025	17,336	17,108,760
Klockner Pentaplast of America, Inc. Dollar Term Loan	6.743%(1 Mo. LIBOR + 4.25%)	6/30/2022	9,710	8,896,619
Ranpak Corp. 2nd Lien Initial Term Loan	9.731%(1 Mo. LIBOR + 7.25%)	10/3/2022	6,742	6,724,786	(f)
Reynolds Group Holdings Inc. Incremental U.S. Term Loan	5.243%(1 Mo. LIBOR + 2.75%)	2/5/2023	39,459	39,344,983
Total				110,506,913

Gaming/Leisure 6.51%

24 Hour Fitness Worldwide, Inc. Term Loan	5.993%(1 Mo. LIBOR + 3.50%)	5/30/2025	20,101	20,105,633
Bulldog Purchaser Inc. 1st Lien Delayed Draw Term Loan	1.875%	8/22/2025	736	726,559
Bulldog Purchaser Inc. 1st Lien Initial Term Loan	6.243%(1 Mo. LIBOR + 3.75%)	8/22/2025	27,317	26,941,609
Bulldog Purchaser Inc. 2nd Lien Delayed Draw Term Loan	— (g)	8/21/2026	259	256,618
Bulldog Purchaser Inc. 2nd Lien Initial Term Loan	10.243%(1 Mo. LIBOR + 7.75%)	9/4/2026	1,709	1,693,681

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming/Leisure (continued)

Caesars Resort Collection, LLC Term Loan B	5.243%(1 Mo. LIBOR + 2.75%)	12/22/2024	$32,280	$32,229,596
CEOC, LLC Term Loan B	4.493%(1 Mo. LIBOR + 2.00%)	10/6/2024	62,396	61,927,984
Crown Finance US, Inc. Initial Dollar Tranche Term Loan	4.993%(1 Mo. LIBOR + 2.50%)	2/28/2025	40,855	40,659,430
Equinox Holdings Inc. 2nd Lien Initial Term Loan	9.493%(1 Mo. LIBOR + 7.00%)	9/6/2024	8,825	8,883,819
Equinox Holdings Inc. Term Loan B1	5.493%(1 Mo. LIBOR + 3.00%)	3/8/2024	23,546	23,442,922
ESH Hospitality, Inc. Third Repriced Term Loan	4.493%(1 Mo. LIBOR + 2.00%)	8/30/2023	11,704	11,649,015
Everi Payments Inc. Term Loan B	5.493%(1 Mo. LIBOR + 3.00%)	5/9/2024	32,646	32,564,817
Four Seasons Holdings Inc.1st Lien Term Loan 2013 (Canada)(b)	4.493%(1 Mo. LIBOR + 2.00%)	11/30/2023	10,274	10,247,087
Gateway Casinos & Entertainment Limited Initial Term Loan (Canada)(b)	5.803%(3 Mo. LIBOR + 3.00%)	12/1/2023	15,374	15,325,702
GLP Capital, L.P. Incremental Tranche A1 Term Loan	3.981%(1 Mo. LIBOR + 1.50%)	4/28/2021	41,886	41,493,409
Golden Entertainment, Inc. 1st Lien Facility Term Loan B	5.50%(1 Mo. LIBOR + 3.00%)	10/21/2024	41,695	41,486,088	(f)
Golden Entertainment, Inc. 2nd Lien Facility Term Loan B	9.50%(1 Mo. LIBOR + 7.00%)	10/20/2025	19,485	19,167,975
Intrawest Resorts Holdings, Inc. Initial Bluebird Term Loan	5.493%(1 Mo. LIBOR + 3.00%)	7/31/2024	45,617	45,550,340
Life Time Fitness, Inc. 2017 Refinancing Term Loan	5.243% (1 Mo. LIBOR + 2.75%)-5.37888%	6/10/2022	54,755	54,573,912
MGM Growth Properties Operating Partnership LP Term Loan B	4.493%(1 Mo. LIBOR 2.00%)	3/21/2025	12,965	12,920,062
MGM Resorts International Term Loan A	4.743%(1 Mo. LIBOR 2.25%)	12/21/2023	28,712	28,496,660
Mohegan Tribal Gaming Authority Term Loan A	6.243%(1 Mo. LIBOR + 3.75%)	10/13/2021	12,750	12,489,809
Mohegan Tribal Gaming Authority Term Loan B	6.493%(1 Mo. LIBOR + 4.00%)	10/13/2023	15,619	14,990,926
Recess Holdings, Inc. 1st Lien Initial Term Loan	6.243% (3 Mo. LIBOR + 3.75%)-6.553%	9/29/2024	16,561	16,395,663
Scientific Games International, Inc. Initial Term Loan B5	5.243% (1 Mo. LIBOR + 2.75%)-5.32913%	8/14/2024	85,309	84,699,471
Stars Group Holdings B.V. Dollar Term Loan (Netherlands)(b)	6.303%(3 Mo. LIBOR + 3.50%)	7/10/2025	77,659	77,800,618
Station Casinos LLC Facility Term Loan B	5.00%(1 Mo. LIBOR + 2.50%)	6/8/2023	15,027	14,987,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming/Leisure (continued)

VICI Properties 1 LLC Term Loan B	4.481%(1 Mo. LIBOR + 2.00%)	12/20/2024	$31,492	$31,366,393
William Morris Endeavor Entertainment, LLC 1st Lien Term Loan B1	5.25%(1 Mo. LIBOR + 2.75%)	5/18/2025	28,712	27,970,225
Wynn America, LLC Extended Facility Term Loan	4.25%(1 Mo. LIBOR + 1.75%)	12/31/2021	13,410	13,141,800
Total				824,185,222

Healthcare 9.42%

Agiliti Health, Inc. Initial Term Loan	1.50%(1 Mo. LIBOR + 3.00%)	1/4/2026	9,634	9,646,162	(f)
athenahealth Inc. 1st Lien Term Loan B	— (g)	2/11/2026	47,847	47,697,478
Auris LuxCo 1st Lien Term Loan B (Luxembourg)(b)	— (g)	2/27/2026	30,749	30,802,811
Catalent Pharma Solutions, Inc. Dollar Term Loan	4.743%(1 Mo. LIBOR + 2.25%)	5/20/2024	4,623	4,616,406
CCS-CMGC Holdings, Inc. 1st Lien Initial Term Loan	7.993%(1 Mo. LIBOR + 5.50%)	9/20/2025	28,926	27,841,489
Change Healthcare Holdings, Inc. Closing Date Term Loan	5.243%(1 Mo. LIBOR + 2.75%)	3/1/2024	78,651	78,177,895
CHG Healthcare Services Inc. 1st Lien Term Loan B	5.493% (1 Mo. LIBOR + 3.00%)-5.74438%	6/7/2023	1,883	1,878,953
CHS/Community Health Systems, Inc. Incremental 2021 Term Loan H	5.879%(3 Mo. LIBOR + 3.25%)	1/27/2021	28,611	28,510,497
Concentra Inc. 1st Lien Tranche Term Loan B1	5.27%(1 Mo. LIBOR + 2.75%)	6/1/2022	32,223	32,121,975
CP VI Bella Midco, LLC 1st Lien Initial Term Loan	5.243%(1 Mo. LIBOR + 2.75%)	12/28/2024	33,650	32,303,574
CP VI Bella Midco, LLC 2nd Lien Initial Term Loan	9.243%(1 Mo. LIBOR + 6.75%)	12/28/2025	7,710	7,551,020
DaVita Inc. Tranche B Term Loan	5.243%(1 Mo. LIBOR + 2.75%)	6/24/2021	6,093	6,092,551
Envision Healthcare Corp. Initial Term Loan	6.243%(1 Mo. LIBOR + 3.75%)	10/10/2025	45,069	43,426,752
FHC Health Systems, Inc. Initial Term Loan	6.493%(1 Mo. LIBOR + 4.00%)	12/23/2021	20,885	17,386,910
Gentiva Health Services, Inc. 1st Lien Closing Date Initial Term Loan	6.25%(1 Mo. LIBOR + 3.75%)	7/2/2025	50,877	51,068,237	(f)
Gentiva Health Services, Inc. 2nd Lien Initial Term Loan	9.50%(1 Mo. LIBOR + 7.00%)	7/2/2026	9,680	9,879,650
Grifols Worldwide Operations Limited Tranche B Term Loan	4.667%(1 Wk. LIBOR + 2.25%)	1/31/2025	31,626	31,557,495
HCA Inc. Tranche B11 Term Loan	4.493%(1 Mo. LIBOR + 2.00%)	3/18/2023	4,839	4,843,271
Heartland Dental, LLC Delayed Draw Term Loan	3.75%	4/30/2025	679	672,027

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)

Heartland Dental, LLC Initial Term Loan	6.243%(1 Mo. LIBOR + 3.75%)	4/30/2025	$16,226	$16,053,608
Jaguar Holding Co. I, LLC 2018 Term Loan	4.993%(1 Mo. LIBOR + 2.50%)	8/18/2022	53,951	53,778,967
Kindred Healthcare, LLC Closing Date Term Loan	7.50%(1 Mo. LIBOR + 5.00%)	6/19/2025	18,868	18,348,815
MPH Acquisition Holdings LLC Initial Term Loan	5.553%(3 Mo. LIBOR + 2.75%)	6/7/2023	64,751	64,224,976
National Mentor Holdings, Inc. Term Loan B	— (g)	2/5/2026	27,012	27,152,575
National Mentor Holdings, Inc. Term Loan C	— (g)	2/5/2026	1,678	1,686,498
NMN Holdings III Corp. 1st Lien Closing Date Term Loan	6.244%(1 Mo. LIBOR + 3.75%)	11/13/2025	19,864	19,664,890	(f)
NMN Holdings III Corp. 1st Lien Delay Draw Term Loan	— (g)	11/13/2025	4,213	4,171,340	(f)
Nomad Buyer, Inc. Initial Term Loan	7.512%(1 Mo. LIBOR + 5.00%)	8/1/2025	35,721	34,873,087
NVA Holdings, Inc. 1st Lien Term Loan B3	5.243%(1 Mo. LIBOR + 2.75%)	2/2/2025	41,366	40,564,697
Ortho-Clinical Diagnostics, Inc. 2nd Amendment New Term Loan	5.752%(3 Mo. LIBOR + 3.25%)	6/30/2025	59,989	59,502,763
Parexel International Corp. Initial Term Loan	5.243%(1 Mo. LIBOR + 2.75%)	9/27/2024	33,364	32,471,205
Regionalcare Hospital Partners Holdings, Inc. 1st Lien Term Loan B	6.981%(3 Mo. LIBOR + 4.50%)	11/16/2025	69,195	69,223,656
Select Medical Corp. Tranche B Term Loan	4.99% (1 Mo. LIBOR + 2.75%)-7.00%	3/6/2025	13,941	13,854,238	(f)
Sterigenics-Nordion Holdings, LLC Incremental Term Loan	5.493%	5/15/2022	15,357	15,095,691
Surgery Center Holdings, Inc. Initial Term Loan	5.75%(1 Mo. LIBOR + 3.25%)	9/2/2024	38,285	37,447,252
Team Health Holdings, Inc. Initial Term Loan	5.243%(1 Mo. LIBOR + 2.75%)	2/6/2024	41,892	38,052,237
Titan Acquisition Limited Initial Term Loan (United Kingdom)(b)	5.493%(1 Mo. LIBOR + 3.00%)	3/28/2025	22,297	21,499,420
U.S. Renal Care, Inc. 1st Lien Initial Term Loan	7.053%(3 Mo. LIBOR + 4.25%)	12/30/2022	48,370	48,370,072
Verscend Holding Corp. Term Loan B	6.993%(1 Mo. LIBOR + 4.50%)	8/27/2025	67,482	67,692,753
Viant Medical Holdings, Inc. 1st Lien Initial Term Loan	6.553%(3 Mo. LIBOR + 3.75%)	7/2/2025	9,655	9,709,111
Viant Medical Holdings, Inc. 2nd Lien Initial Term Loan	10.553%(3 Mo. LIBOR + 7.75%)	7/2/2026	8,165	8,159,743
Wink Holdco, Inc. 1st Lien Initial Term Loan	5.493%(1 Mo. LIBOR + 3.00%)	12/2/2024	19,377	19,149,587
Wink Holdco, Inc. 2nd Lien Initial Term Loan	9.25%(1 Mo. LIBOR + 6.75%)	11/3/2025	4,485	4,417,725
Total				1,191,240,059

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Housing 1.06%

Builders FirstSource, Inc. Refinancing Term Loan	5.803%(3 Mo. LIBOR + 3.00%)	2/29/2024	$20,973	$20,222,883
CPG International LLC New Term Loan	6.633%(6 Mo. LIBOR + 3.75%)	5/5/2024	36,087	35,951,791	(f)
Invitation Homes Operating Partnership LP Initial Term Loan	4.19%(1 Mo. LIBOR + 1.70%)	2/6/2022	25,881	25,395,731	(f)
LBM Borrower, LLC 1st Lien Tranche C Term Loan	6.243%(3 Mo. LIBOR + 3.75%)	8/20/2022	22,098	21,647,046
USIC Holdings, Inc. 1st Lien New Term Loan	5.743%(1 Mo. LIBOR + 3.25%)	12/8/2023	30,543	30,251,022
Total				133,468,473

Information Technology 9.53%

Altra Industrial Motion Corp. Term Loan	4.493%(1 Mo. LIBOR + 2.00%)	10/1/2025	15,176	15,043,654
Barracuda Networks, Inc. 1st Lien Term Loan	5.731%(1 Mo. LIBOR + 3.25%)	2/12/2025	16,253	16,225,999
Boxer Parent Co. Inc. Initial Dollar Term Loan	7.053%(3 Mo. LIBOR + 4.25%)	10/2/2025	67,755	67,465,347
CentralSquare Technologies, LLC 1st Lien Initial Term Loan	6.243%(1 Mo. LIBOR + 3.75%)	8/29/2025	45,370	45,105,231
CentralSquare Technologies, LLC 2nd Lien Initial Term Loan	9.993%(1 Mo. LIBOR + 7.50%)	8/31/2026	4,831	4,818,923	(f)
Cypress Intermediate Holdings III, Inc. 1st Lien Initial Term Loan	5.50%(1 Mo. LIBOR + 3.00%)	4/26/2024	35,276	34,948,798
Cypress Intermediate Holdings III, Inc. 2nd Lien Initial Term Loan	9.243%(1 Mo. LIBOR + 6.75%)	4/27/2025	6,303	6,308,925
DigiCert, Inc. 1st Lien Term Loan	6.493%(1 Mo. LIBOR + 4.00%)	10/31/2024	5,839	5,819,200
EagleView Technology Corp. 1st Lien Term Loan	5.981%(1 Mo. LIBOR + 3.50%)	8/14/2025	12,570	12,342,193
Epicor Software Corp. Term Loan B	5.75%(1 Mo. LIBOR + 3.25%)	6/1/2022	37,373	37,128,015
Hyland Software, Inc. 1st Lien 2018 Refinancing Term Loan	5.993%(1 Mo. LIBOR + 3.50%)	7/1/2024	11,564	11,604,453
Hyland Software, Inc. 2nd Lien Initial Term Loan	9.493%(1 Mo. LIBOR + 7.00%)	7/7/2025	42,557	42,577,970
I-Logic Technologies Bidco Limited Replacement Dollar Term Loan (United Kingdom)(b)	5.884%(2 Mo. LIBOR + 3.25%)	12/21/2024	19,248	18,606,188
Imperva, Inc. Term Loan	6.517%(1 Mo. LIBOR + 4.00%)	1/12/2026	26,472	26,446,885
Infor (US), Inc. Tranche B6 Term Loan	— (g)	2/1/2022	957	958,325
ION Trading Technologies SARL 2018 1st Lien Initial Dollar Term Loan (Luxembourg)(b)	6.634%(3 Mo. LIBOR + 4.00%)	11/21/2024	62,366	59,404,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)

KeyW Corp.(The) 1st Lien Term Loan	7.013%(1 Mo. LIBOR + 4.50%)	5/2/2024	$13,263	$13,312,993
Kronos Inc. 1st Lien Incremental Term Loan	5.736%(2 Mo. LIBOR + 3.00%)	11/1/2023	23,674	23,614,932
MA FinanceCo., LLC Tranche B3 Term Loan	4.993%(1 Mo. LIBOR + 2.75%)	6/21/2024	8,807	8,729,451
Maxar Technologies Ltd. Initial Term Loan B (Canada)(b)	5.25%(3 Mo. LIBOR + 2.75%)	10/4/2024	21,510	18,485,459
McAfee, LLC Dollar Term Loan B	6.243%(2 Mo. LIBOR + 3.75%)	9/30/2024	16,416	16,474,050
Microchip Technology Inc. Initial Term Loan	4.493%(1 Mo. LIBOR + 2.00%)	5/29/2025	12,841	12,824,552
Mirion Technologies, Inc. Term Loan	— (g)	2/28/2026	5,319	5,330,090
Numericable U.S. LLC Dollar Term Loan B12 (France)(b)	6.176%(1 Mo. LIBOR + 3.688%)	1/31/2026	9,788	9,503,864
ON Semiconductor Corp. 2018 New Replacement Term Loan B3	4.243%(1 Mo. LIBOR +1.75%)	3/31/2023	18,561	18,537,542
Peak 10 Holding Corp. 1st Lien Initial Term Loan	6.303%(3 Mo. LIBOR + 3.50%)	8/1/2024	20,643	19,636,738
Peak 10 Holding Corp. 2nd Lien Initial Term Loan	9.986%(3 Mo. LIBOR + 7.25%)	8/1/2025	12,294	10,869,545
Perforce Intermediate Holdings, LLC Initial Term Loan	6.993%(1 Mo. LIBOR + 4.75%)	12/27/2024	13,867	13,867,000
Project Angel Parent, LLC 1st Lien Initial Term Loan	6.493%(1 Mo. LIBOR + 4.00%)	5/30/2025	13,518	13,315,348	(f)
Rackspace Hosting, Inc. 1st Lien Term Loan B	5.625% (3 Mo. LIBOR + 3.00%)-5.7375%	11/3/2023	37,691	36,036,011
Renaissance Holding Corp. 1st Lien Initial Term Loan	5.743%(1 Mo. LIBOR + 3.25%)	5/30/2025	11,566	11,334,562
RP Crown Parent, LLC Initial Term Loan	5.243%(1 Mo. LIBOR + 2.75%)	10/12/2023	19,660	19,524,668
Seattle SpinCo, Inc. Initial Term Loan	4.993%(1 Mo. LIBOR + 2.75%)	6/21/2024	59,569	59,047,808
Severin Acquisition, LLC 1st Lien Initial Term Loan	5.989%(1 Mo. LIBOR + 3.25%)	8/1/2025	32,734	32,447,578
SolarWinds Holdings, Inc. 1st Lien 2018 Refinancing Term Loan	5.243%(1 Mo. LIBOR + 3.00%)	2/5/2024	55,818	55,723,601
Sophia, L.P. Term Loan B	6.053%(3 Mo. LIBOR + 3.25%)	9/30/2022	53,696	53,629,295
Sound Inpatient Physicians, Inc. 1st Lien Initial Term Loan	5.243%(1 Mo. LIBOR + 3.00%)	6/27/2025	30,257	30,219,018
Sound Inpatient Physicians, Inc. 2nd Lien Initial Term Loan	9.243%(1 Mo. LIBOR + 6.75%)	6/26/2026	7,540	7,521,150
SS&C Technologies Holdings, Inc. Term Loan B3	4.743%(1 Mo. LIBOR + 2.25%)	4/16/2025	67,173	66,958,039

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)

SS&C Technologies Holdings, Inc. Term Loan B4 (Luxembourg)(b)	4.743%(1 Mo. LIBOR + 2.25%)	4/16/2025	$25,733	$25,650,551
SS&C Technologies Holdings, Inc. Term Loan B5	4.743%(1 Mo. LIBOR + 2.25%)	4/16/2025	44,262	44,137,812
TierPoint, LLC 1st Lien Initial Term Loan	6.243%(1 Mo. LIBOR + 3.75%)	5/6/2024	8,486	8,122,994
Ulterra Drilling Technologies, LP Term Loan B	— (g)	11/26/2025	28,674	26,666,820	(f)
Vertafore, Inc. 1st Lien Initial Term Loan	6.053%(1 Mo. LIBOR + 3.25%)	7/2/2025	51,993	51,497,913
Vertafore, Inc. 2nd Lien Initial Term Loan	10.053%(1 Mo. LIBOR + 7.25%)	7/2/2026	30,976	30,692,105
West Corp. Initial Term Loan B	5.993% (3 Mo. LIBOR + 4.00%)-6.12888%	10/10/2024	27,157	25,804,285
Zotec Partners, LLC Term Loan	7.49%(1 Mo. LIBOR + 5.00%)	2/14/2024	31,605	31,683,719	(f)
Total				1,206,003,612

Manufacturing 5.38%

ABG Intermediate Holdings 2 LLC 1st Lien Initial Term Loan	5.993%(1 Mo. LIBOR + 3.50%)	9/26/2024	29,862	29,526,118
ABG Intermediate Holdings 2 LLC 2nd Lien Initial Term Loan	10.243%(1 Mo. LIBOR + 7.75%)	9/29/2025	13,255	13,072,819
Alison US LLC 1st Lien Initial Dollar Term Loan B1 (Luxembourg)(b)	7.244%(3 Mo. LIBOR + 4.50%)	8/29/2021	6,591	6,261,725
American Axle & Manufacturing, Inc. Tranche B Term Loan	4.74%(1 Mo. LIBOR + 2.25%)	4/6/2024	15,900	15,622,067
ARVOS BidCo S.A R.L. 1st Lien Initial Dollar Term Loan B2 (Luxembourg)(b)	7.244%(3 Mo. LIBOR + 4.50%)	8/29/2021	6,591	6,261,725
Associated Asphalt Partners, LLC Tranche B Term Loan	7.743%(1 Mo. LIBOR + 5.25%)	4/5/2024	16,131	15,959,215
Belfor Holdings Inc. Term Loan	— (g)	2/14/2026	19,141	19,332,410	(f)
Bright Bidco B.V. 2018 Refinancing Term Loan B (Netherlands)(b)	5.993%(1 Mo. LIBOR + 3.50%)	6/30/2024	18,596	15,282,047
CD&R Hydra Buyer, Inc. Initial Term Loan	6.743%(1 Mo. LIBOR +4.25%)	12/11/2024	17,970	17,775,312
Crosby US Acquisition Corp. 1st Lien Initial Term Loan	5.481%(1 Mo. LIBOR + 3.00%)	11/23/2020	49,731	47,907,468
Crosby US Acquisition Corp. 2nd Lien Initial Term Loan	8.481%(1 Mo. LIBOR + 6.00%)	11/22/2021	4,863	4,449,645	(f)
Energizer Holdings, Inc. Term Loan B	4.739%(1 Mo. LIBOR + 2.25%)	12/17/2025	27,558	27,575,224
EXC Holdings III Corp. 1st Lien Initial Dollar Term Loan	6.303%(3 Mo. LIBOR + 3.50%)	12/2/2024	21,893	21,838,870

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Manufacturing (continued)

EXC Holdings III Corp. 2nd Lien Initial Term Loan	10.308%(6 Mo. LIBOR + 7.50%)	12/1/2025		$17,968	$17,953,087
Financiere Storage Facility Term Loan B(a)	3.75%(3 Mo. Euribor + 3.75%)	9/29/2025	EUR	17,383	19,817,561
Forterra Finance, LLC Replacement Term Loan	5.493%(1 Mo. LIBOR + 3.00%)	10/25/2023		$22,582	21,073,403
Gates Global LLC Initial Dollar Term Loan B2	5.243%(1 Mo. LIBOR + 2.75%)	4/1/2024		13,360	13,339,775
GYP Holdings III Corp. 1st Lien 2018 Incremental Term Loan	5.243%(1 Mo. LIBOR + 2.75%)	6/1/2025		42,787	41,682,005
Hampton Rubber Co. 1st Lien Term Loan	6.493%(1 Mo. LIBOR + 4.00%)	3/27/2021		15,330	15,205,430
KBR, Inc. Term Loan B	6.243%(1 Mo. LIBOR + 3.75%)	4/25/2025		26,569	26,660,884
Milacron LLC Term Loan B	4.993%(1 Mo. LIBOR + 2.50%)	9/28/2023		19,017	18,815,238
Plaze, Inc. Term Loan	6.009%(3 Mo. LIBOR + 3.50%)	7/31/2022		17,000	16,900,444
Ply Gem Midco, Inc. Initial Term Loan	6.547%(3 Mo. LIBOR + 3.75%)	4/12/2025		53,357	52,022,675
Pro Mach Group, Inc. 1st Lien Initial Term Loan	5.494%(1 Mo. LIBOR +3.00%)	3/7/2025		24,002	23,606,681
ProAmpac PG Borrower LLC 1st Lien Initial Term Loan	5.982% (3 Mo. LIBOR + 3.50%)-6.26475%	11/18/2023		27,178	26,770,042
Quikrete Holdings, Inc. 1st Lien Initial Term Loan	— (g)	11/15/2023		23,926	23,652,526
RBS Global, Inc. Refinancing Term Loan	4.493%(1 Mo. LIBOR + 2.00%)	8/21/2024		14,811	14,785,003
SRS Distribution Inc. Initial Term Loan	— (g)	5/23/2025		11,424	11,231,220
Trident TPI Holdings, Inc.	5.743%(1 Mo. LIBOR + 2.25%)	10/17/2024		9,261	9,052,598
Utex Industries, Inc. 1st Lien Initial Term Loan	6.493%(1 Mo. LIBOR + 4.00%)	5/22/2021		32,620	31,301,410
Utex Industries, Inc. 2nd Lien Initial Term Loan	9.743%(1 Mo. LIBOR + 7.25%)	5/22/2022		22,936	21,201,465
Yak Access, LLC 1st Lien Initial Term Loan	7.493%(1 Mo. LIBOR +5.00%)	7/2/2025		39,964	34,718,426
Total					680,654,518

Media/Telecommunications 11.94%

Altice Financing SA March 2017 Refinancing Term Loan (Luxembourg)(b)	5.239%(1 Mo. LIBOR + 2.75%)	7/15/2025		29,749	28,874,761
Altice Financing SA October 2017 Dollar Term Loan (Luxembourg)(b)	— (g)	1/31/2026		9,576	9,324,394	(f)
Altice France SA Incremental Term Loan B13 (France)(b)	6.489%(1 Mo. LIBOR + 4.00%)	8/14/2026		54,018	52,694,825

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)

CBS Radio Inc. Additional Term Loan B1	5.243%(1 Mo. LIBOR + 2.75%)	11/18/2024	$16,747	$16,704,658	(f)
Cengage Learning, Inc. 2016 Refinancing Term Loan	6.74%(1 Mo. LIBOR + 4.25%)	6/7/2023	17,086	15,841,631
CenturyLink, Inc. Initial Term Loan A	5.243%(1 Mo. LIBOR + 2.75%)	11/1/2022	24,396	24,355,655
CenturyLink, Inc. Initial Term Loan B	5.243%(1 Mo. LIBOR + 2.75%)	1/31/2025	113,511	111,940,840
Charter Communications Operating, LLC Term Loan B	4.50% (1 Mo. LIBOR + 2.00%)-10%	4/30/2025	23,047	23,017,781
Cogeco Communications (USA) II LP Term Loan B	4.868%(1 Mo. LIBOR + 2.38/ %)	1/3/2025	12,785	12,686,298
Cologix Holdings, Inc. 1st Lien Initial Term Loan	5.493%(1 Mo. LIBOR + 3.00%)	3/20/2024	10,473	10,163,164
Consolidated Communications, Inc. Initial Term Loan	5.50%(1 Mo. LIBOR + 3.00%)	10/4/2023	25,982	25,381,600
CSC Holdings, LLC January 2018 Incremental Term Loan	4.989%(1 Mo. LIBOR + 2.50%)	1/25/2026	24,170	24,102,434
CSC Holdings, LLC March 2017 Refinancing Term Loan	4.739%(1 Mo. LIBOR + 2.25%)	7/17/2025	68,652	67,971,687
CSC Holdings, LLC October 2018 Incremental Term Loan	4.739%(1 Mo. LIBOR + 2.25%)	1/15/2026	19,265	19,072,350
Cyxtera DC Holdings, Inc. 1st Lien Initial Term Loan	5.52%(1 Mo. LIBOR + 3.00%)	5/1/2024	38,801	38,401,080
Cyxtera DC Holdings, Inc. 2nd Lien Initial Term Loan	9.77%(1 Mo. LIBOR + 7.25%)	5/1/2025	26,341	24,168,154
Formula One Management Limited Facility Term Loan B3 (Luxembourg)(b)	4.993%(1 Mo. LIBOR +2.50%)	2/1/2024	39,197	38,511,522
Frontier Communications Corp. Initial Term Loan	5.25%(1 Mo. LIBOR + 2.75%)	3/31/2021	6,588	6,521,805
Gray Television, Inc. Term Loan C	5.014%(1 Mo. LIBOR + 2.50%)	1/2/2026	37,997	37,954,253
Hargray Communications Group, Inc. Initial Term Loan	5.493%(1 Mo. LIBOR + 3.00%)	5/16/2024	16,406	16,262,400
iHeartCommunications, Inc. Tranche D Term Loan	— (g)	1/30/2020	66,425	46,856,932
iHeartCommunications, Inc. Tranche E Term Loan	— (g)	7/30/2019	36,388	25,653,269
Intelsat Jackson Holdings SA Tranche B3 Term Loan (Luxembourg)(b)	6.229%(1 Mo. LIBOR + 3.75%)	11/27/2023	32,708	32,749,212
Level 3 Financing, Inc. 2024 Tranche B Term Loan	4.731%(1 Mo. LIBOR + 2.25%)	2/22/2024	31,473	31,408,480
Lions Gate Capital Holdings LLC Term Loan B	4.743%(1 Mo. LIBOR + 2.25%)	3/24/2025	48,115	47,994,947
MediArena Acquisition B.V. 1st Lien Dollar Term Loan B (Netherlands)(b)	8.547%(3 Mo. LIBOR + 5.75%)	8/13/2021	27,326	27,189,537

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)

MediArena Acquisition B.V. 2nd Lien Dollar Term Loan B (Netherlands)(b)	11.808%(3 Mo. LIBOR + 9.00%)	8/13/2022	$34,261	$33,939,974
Meredith Corp. Tranche B1 Term Loan	5.243%(1 Mo. LIBOR + 2.75%)	1/31/2025	9,965	9,983,939
Mission Broadcasting, Inc. Term Loan B3	4.759%(1 Mo. LIBOR + 2.25%)	1/17/2024	4,721	4,670,943
Nexstar Broadcasting, Inc. Term Loan B3	4.743%(1 Mo. LIBOR + 2.25%)	1/17/2024	26,066	25,788,995
Radiate Holdco, LLC Closing Date Term Loan	5.493%(1 Mo. LIBOR + 3.00%)	2/1/2024	36,691	36,550,647
Recorded Books Inc. Initial Term Loan	7.303%(3 Mo. LIBOR + 4.50%)	8/9/2025	8,181	8,198,676
SBA Senior Finance II LLC Initial Term Loan	4.50%(1 Mo. LIBOR + 2.00%)	4/11/2025	4,667	4,629,719
Sinclair Television Group, Inc. Tranche B Term Loan	4.75%(1 Mo. LIBOR + 2.25%)	1/3/2024	23,383	23,334,405
SMG US Midco 2, Inc. 1st Lien Initial Term Loan	5.493%(1 Mo. LIBOR + 3.25%)	1/23/2025	23,535	23,368,406
SMG US Midco 2, Inc. 2nd Lien Initial Term Loan	9.493%(1 Mo. LIBOR + 7.00%)	1/23/2026	9,689	9,876,858
Solera, LLC Dollar Term Loan	5.243%(1 Mo. LIBOR + 2.75%)	3/3/2023	4,784	4,762,065
Sprint Communications, Inc. 2016 Incremental Term Loan	— (g)	2/3/2024	23,895	23,678,511
Sprint Communications, Inc. Initial Term Loan	5.00%(1 Mo. LIBOR + 2.50%)	2/2/2024	66,609	65,914,895
Syniverse Holdings, Inc. Tranche C Term Loan	7.489%(1 Mo. LIBOR + 5.00%)	3/9/2023	22,615	21,438,590
Telenet Financing USD LLC Facility Term Loan AN	4.739%(1 Mo. LIBOR + 2.25%)	8/15/2026	19,362	19,133,432
Telesat Canada Term Loan B4 (Canada)(b)	5.31%(3 Mo. LIBOR + 2.50%)	11/17/2023	19,434	19,425,951
Townsquare Media, Inc. Additional Term Loan B	5.493%(2 Mo. LIBOR + 3.00%)	4/1/2022	9,426	9,331,516
Uber Technologies 2018 Refinancing Term Loan	5.981%(1 Mo. LIBOR + 3.50%)	7/13/2023	24,291	24,253,214
Uber Technologies, Inc. Term Loan	6.517%(1 Mo. LIBOR + 4.00%)	4/4/2025	23,037	23,098,156
UFC Holdings, LLC 1st Lien Term Loan	5.75%(1 Mo. LIBOR + 3.25%)	8/18/2023	37,045	37,128,805
UFC Holdings, LLC 2nd Lien Term Loan	9.993%(1 Mo. LIBOR + 7.50%)	8/18/2024	16,891	17,102,138
Unitymedia Hessen GmbH & Co. KG Facility Term Loan B	4.739%(1 Mo. LIBOR + 2.25%)	9/30/2025	49,735	49,579,578
Univision Communications Inc. 2017 1st Lien Replacement Repriced Term Loan	5.243%(1 Mo. LIBOR + 2.75%)	3/15/2024	54,001	50,378,794

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)

UPC Financing Partnership Facility Term Loan AR	4.989%(1 Mo. LIBOR + 2.50%)	1/15/2026	$39,455	$39,447,714
Virgin Media Bristol LLC Facility Term Loan K	4.989%(1 Mo. LIBOR + 2.50%)	1/15/2026	26,870	26,724,096
WideOpenWest Finance, LLC 8th Amendment Term Loan B	5.731%(1 Mo. LIBOR + 3.25%)	8/18/2023	41,742	41,207,604
Windstream Services, LLC 2016 Tranche B6 Term Loan	6.49%(1 Mo. LIBOR + 4.00%)	3/29/2021	30,569	29,720,201
Ziggo Secured Finance Partnership Facility Term Loan E	4.989%(1 Mo. LIBOR + 2.50%)	4/15/2025	11,885	11,758,999
Total				1,510,230,490

Metals/Minerals 2.09%

Aleris International, Inc. Initial Term Loan	7.243%(1 Mo. LIBOR +4.75%)	2/27/2023	13,678	13,746,584
AMG Advanced Metallurgical Group N.V. Initial Term Loan (Netherlands)(b)	5.579%(2 Mo. LIBOR + 3.00%)	2/1/2025	13,636	13,490,890
Contura Energy, Inc. Term Loan	7.517%(1 Mo. LIBOR + 5.00%)	11/10/2025	27,937	27,841,036
Covia Holdings Corp. Initial Term Loan	6.553%(3 Mo. LIBOR + 3.75%)	6/1/2025	15,839	13,827,801
Dynacast International LLC 1st Lien Term Loan B2	5.772%(3 Mo. LIBOR + 3.25%)	1/28/2022	17,427	17,198,756
Dynacast International LLC 2nd Lien Initial Term Loan	11.303%(3 Mo. LIBOR + 8.50%)	1/30/2023	5,636	5,466,835	(f)
Graftech International Ltd. Initial Term Loan	5.993%(1 Mo. LIBOR + 3.50%)	2/12/2025	61,823	61,745,875
Helix Acquisition Holdings, Inc. 1st Lien 2018 New Term Loan	6.303%(3 Mo. LIBOR + 3.50%)	9/30/2024	18,478	18,039,322
Helix Acquisition Holdings, Inc. 2nd Lien Initial Term Loan	10.803%(3 Mo. LIBOR + 8.00%)	9/28/2025	9,780	9,731,100
Murray Energy Corp. Superpriority Term Loan B2	9.879%(3 Mo. LIBOR + 7.25%)	10/17/2022	23,796	19,676,617
Oxbow Carbon LLC 2nd Lien Term Loan	9.993%(1 Mo. LIBOR + 7.50%)	1/4/2024	13,932	13,966,830	(f)
Phoenix Services International LLC Term Loan B	6.267%(1 Mo. LIBOR + 3.75%)	3/1/2025	14,165	14,089,744
TMS International Corp. Term Loan B2	5.243% (3 Mo. LIBOR + 2.75%)-5.49438%	8/14/2024	13,342	13,142,094	(f)
U.S. Silica Co. Term Loan	6.50%(1 Mo. LIBOR + 4.00%)	5/1/2025	23,826	22,694,445
Total				264,657,929

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 5.91%

99¢ Only Stores 1st Lien Tranche B2 Term Loan	7.803% (3 Mo. LIBOR + 6.50%)-9.129%	1/13/2022	$37,147	$32,503,561
Ascena Retail Group, Inc. Tranche B Term Loan	7.00%(1 Mo. LIBOR + 4.50%)	8/21/2022	45,492	41,901,440
Bass Pro Group, LLC Initial Term Loan	7.493%(1 Mo. LIBOR + 5.00%)	9/25/2024	27,870	27,855,634
BJ’s Wholesale Club, Inc. 1st Lien Tranche B Term Loan	5.498%(1 Mo. LIBOR + 3.00%)	2/3/2024	49,942	49,876,642
Burlington Coat Factory Warehouse Corp. Term Loan B5	4.49%(1 Mo. LIBOR + 2.00%)	11/17/2024	10,894	10,871,012
Calceus Acquisition, Inc. Initial Term Loan	8.004%	2/12/2025	7,655	7,632,303
Comfort Holding, LLC 1st Lien Initial Term Loan	7.243%(1 Mo. LIBOR + 4.75%)	2/5/2024	36,898	35,006,697
Comfort Holding, LLC 2nd Lien Initial Term Loan	12.493%(1 Mo. LIBOR +10.00%)	2/3/2025	8,800	8,233,787
Container Store, Inc., (The) Term Loan B2	7.493%(1 Mo. LIBOR + 5.00%)	9/14/2023	12,866	12,608,815	(f)
CVS Holdings I, LP 1st Lien Initial Term Loan	5.25%(1 Mo. LIBOR + 3.00%)	2/6/2025	20,441	20,185,133
CVS Holdings I, LP 2nd Lien Initial Term Loan	9.25%(1 Mo. LIBOR + 6.75%)	2/6/2026	15,305	15,228,883	(f)
Del Frisco’s Restaurant Group, Inc. Initial Term Loan	8.50%(1 Mo. LIBOR + 6.00%)	6/27/2025	21,032	20,611,063	(f)
Dhanani Group Inc. Term Loan	6.243%(1 Mo. LIBOR + 3.75%)	7/20/2025	28,892	28,566,927
EG Group Limited Additional Facility Term Loan (United Kingdom)(b)	6.813%(3 Mo. LIBOR +4.00%)	2/7/2025	21,522	21,024,715
Flynn Restaurant Group LP 1st Lien Initial Term Loan	5.993%(1 Mo. LIBOR + 3.50%)	6/27/2025	44,835	43,938,700
Flynn Restaurant Group LP 2nd Lien Initial Term Loan	9.514%(1 Mo. LIBOR + 7.00%)	6/29/2026	6,291	6,081,289
GOBP Holdings, Inc. 1st Lien Initial Term Loan	6.553%(3 Mo. LIBOR + 3.75%)	10/18/2025	16,859	16,785,087
Harbor Freight Tools USA, Inc. 2018 Initial Term Loan	4.993%(1 Mo. LIBOR + 2.50%)	8/18/2023	38,960	38,552,543
IRB Holding Corp. Term Loan B	5.744%(1 Mo. LIBOR + 3.25%)	2/5/2025	34,786	34,587,712
Isagenix International, LLC 2nd Lien Term Loan	8.553%(3 Mo. LIBOR + 5.75%)	6/14/2025	23,159	22,001,216	(f)
J. Crew Group, Inc. Amended Term Loan	5.964% (3 Mo. LIBOR + 3.22%)-6.023%	3/5/2021	52,067	38,464,785
Jo-Ann Stores, LLC Initial Term Loan	7.761%(3 Mo. LIBOR + 5.00%)	10/20/2023	9,499	9,511,208
JP Intermediate B, LLC	8.244%(3 Mo. LIBOR + 5.50%)	11/20/2025	21,689	20,821,344

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)

Lands’ End, Inc. Initial Term Loan B	5.759%(1 Mo. LIBOR + 3.25%)	4/4/2021	$38,437	$36,731,581
Mavis Tire Express Services Corp. 1st Lien Closing Date Term Loan	5.74%(1 Mo. LIBOR + 3.25%)	3/20/2025	26,165	25,935,832
Mavis Tire Express Services Corp. 1st Lien Delayed Draw Term Loan	5.74%(1 Mo. LIBOR + 3.25%)	3/20/2025	3,455	3,424,876
Men’s Wearhouse, Inc., (The) Tranche B2 Term Loan	5.759%(1 Mo. LIBOR + 3.50%)	4/9/2025	25,497	25,433,490	(f)
Michaels Stores, Inc. 2018 New Replacement Term Loan B	4.981% (1 Mo. LIBOR + 2.50%)-4.993%	1/30/2023	19,238	19,098,247
PetSmart, Inc. Tranche B2 Term Loan	5.52%(1 Mo. LIBOR + 3.00%)	3/11/2022	60,946	52,212,872
Sally Holdings LLC Term Loan B1	4.75%(1 Mo. LIBOR + 2.25%)	7/5/2024	22,871	22,614,010
Total				748,301,404

Service 7.39%

American Seafoods Group LLC 1st Lien Tranche B Term Loan	5.24% (1 Mo. LIBOR + 2.75%)-7.25%	8/21/2023	15,378	15,281,941	(f)
Asurion, LLC Amendment No. 14 Replacement Term Loan B4	5.493%(1 Mo. LIBOR + 3.00%)	8/4/2022	16,731	16,758,286
Asurion, LLC Replacement Term Loan B6	5.493%(1 Mo. LIBOR +3.00%)	11/3/2023	48,206	48,266,278
Atlantic Aviation FBO Inc. Term Loan	6.27%(1 Mo. LIBOR + 3.75%)	11/29/2025	9,618	9,701,917	(f)
Avolon TLB Borrower 1 (US) LLC Term Loan B3	4.48%(1 Mo. LIBOR +2.00%)	1/15/2025	2,269	2,271,591
AVSC Holding Corp. 1st Lien Initial Term Loan	5.749% (1 Mo. LIBOR +3.25%)-6.053%	3/1/2025	20,750	20,447,030
AVSC Holding Corp. 2nd Lien Initial Term Loan	9.986%(3 Mo. LIBOR +7.25%)	9/1/2025	9,498	8,939,992
BCP Renaissance Parent LLC Initial Term Loan	6.244%(3 Mo. LIBOR + 3.50%)	10/31/2024	14,598	14,628,081
Belron Finance US LLC Initial Term Loan B	4.989%(3 Mo. LIBOR + 2.25%)	11/7/2024	12,478	12,446,765
Brand Energy & Infrastructure Services, Inc. Initial Term Loan	6.896% (3 Mo. LIBOR + 4.25%)-7.011%	6/21/2024	52,936	51,852,503
Ceridian HCM Holding Inc. Initial Term Loan	5.743%(1 Mo. LIBOR + 3.25%)	4/30/2025	32,781	32,760,861
CIBT Global, Inc. 1st Lien Initial Term Loan	6.553%(1 Mo. LIBOR + 3.75%)	6/3/2024	13,717	13,442,662
Deliver Buyer, Inc. Term Loan	7.493%(3 Mo. LIBOR + 5.00%)	5/1/2024	29,600	29,600,404	(f)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Service (continued)

Edelman Financial Center, LLC, (The) 2nd Lien Initial Term Loan	9.537%(3 Mo. LIBOR + 6.75%)	7/20/2026	$8,581	$8,559,547
EIG Investors Corp. 2018 Refinancing Term Loan	6.229% (3 Mo. LIBOR + 3.75%)-6.38863%	2/9/2023	14,526	14,504,672
EmployBridge, LLC 2018 Refinancing Term Loan	7.303%(3 Mo. LIBOR + 4.50%)	4/18/2025	23,472	23,481,869
Equian Buyer Corp. 2018 Incremental Term Loan	5.743%(1 Mo. LIBOR + 3.25%)	5/20/2024	24,094	23,838,135
First Data Corp. 2023 Initial Term Loan A	3.99%(1 Mo. LIBOR + 1.50%)	10/26/2023	26,129	26,036,642
GFL Environmental Inc. Effective Date Incremental Term Loan (Canada)(b)	5.493%(3 Mo. LIBOR + 3.00%)	5/30/2025	31,221	30,767,129
GW Honos Security Corp. Term Loan B (Canada)(b)	8.00%(3 Mo. LIBOR + 3.50%)	5/24/2024	12,438	12,375,656
KUEHG Corp Term Loan B2	6.553%(3 Mo. LIBOR + 3.75%)	2/21/2025	42,038	41,838,153
KUEHG Corp. 2nd Lien Tranche B Term Loan	11.053%(3 Mo. LIBOR + 8.25%)	8/18/2025	13,446	13,446,000
Laureate Education, Inc. Series 2024 Term Loan	8.00%(3 Mo. LIBOR + 3.50%)	4/26/2024	27,313	27,394,892
Learning Care Group (US) No. 2 Inc. 1st Lien Initial Term Loan	5.743% (1 Mo. LIBOR + 3.25%)-5.82913%	3/13/2025	22,905	22,801,431
Misys Limited 1st Lien Dollar Term Loan	6.303%(3 Mo. LIBOR + 3.50%)	6/13/2024	40,451	40,120,374
Monitronics International, Inc. Term Loan B2	8.303%(3 Mo. LIBOR + 5.50%)	9/30/2022	23,201	20,406,466
Navicure, Inc. 1st Lien Initial Term Loan	6.243%(1 Mo. LIBOR + 3.75%)	11/1/2024	25,316	24,999,930
Navicure, Inc. 2nd Lien Initial Term Loan	9.993%(1 Mo. LIBOR + 7.50%)	10/23/2025	11,573	11,399,405	(f)
NEP Group, Inc. 1st Lien Initial Dollar Term Loan	5.743%(1 Mo. LIBOR + 3.25%)	10/20/2025	19,264	19,275,796
North American Lifting Holdings, Inc. 1st Lien Initial Term Loan	7.303%(3 Mo. LIBOR + 4.50%)	11/27/2020	32,953	30,193,477
North American Lifting Holdings, Inc. 2nd Lien Term Loan	11.803%(3 Mo. LIBOR + 9.00%)	11/23/2021	15,141	12,567,030
NRC US Holding Co., LLC Initial Term Loan	8.053%(2 Mo. LIBOR + 5.25%)	6/11/2024	16,963	16,931,095
Playa Resorts Holding B.V. Initial Term Loan (Netherlands)(b)	5.24%(1 Mo. LIBOR + 3.25%)	4/29/2024	16,271	15,952,212
PODS, LLC Tranche B4 Term Loan	5.267%(1 Mo. LIBOR + 2.75%)	12/6/2024	42,294	42,152,805
Pre-Paid Legal Services, Inc. 1st Lien Initial Term Loan	5.493%(1 Mo. LIBOR + 3.75%)	5/1/2025	6,280	6,217,064

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Service (continued)

Press Ganey Holdings, Inc. 2nd Lien Initial Term Loan	8.993%(1 Mo. LIBOR + 6.50%)	10/21/2024	$4,960	$4,970,529
Press Ganey Holdings, Inc.1st Lien 2018 Replacement Term Loans	5.243%(1 Mo. LIBOR + 2.75%)	10/23/2023	44,851	44,664,060
Prime Security Services Borrower, LLC 1st Lien 2016 Refinancing Term Loan B1	5.243%(1 Mo. LIBOR + 2.75%)	5/2/2022	22,943	22,915,954
Robertshaw US Holding Corp. 2nd Lien Initial Term Loan	10.50%(1 Mo. LIBOR + 8.00%)	2/28/2026	6,808	6,059,120	(f)
St. George’s University Scholastic Services LLC Term Loan	6.00%(1 Mo. LIBOR + 3.50%)	6/21/2025	14,290	14,307,420
TKC Holdings, Inc. 1st Lien Initial Term Loan	6.25%(1 Mo. LIBOR + 4.25%)	2/1/2023	21,884	21,712,816
TKC Holdings, Inc. 2nd Lien Initial Term Loan	10.50%(1 Mo. LIBOR + 8.00%)	2/1/2024	10,054	9,828,841
Wash Multifamily Parent Inc. 1st Lien Initial Canadian Term Loan (Canada)(b)	5.743%(1 Mo. LIBOR + 3.25%)	5/14/2022	2,381	2,297,347
Wash Multifamily Parent Inc. 1st Lien Initial US Term Loan	5.743%(1 Mo. LIBOR + 3.25%)	5/14/2022	13,959	13,470,694
Web.com Group, Inc.1st Lien Initial Term Loan	6.267%(3 Mo. LIBOR + 3.75%)	10/10/2025	30,172	30,021,181
Worldpay, LLC 2018 New Term Loan A5	3.91% (1 Mo. LIBOR + 1.50%)-3.98875%	1/16/2023	2,978	2,933,364
Total				934,839,417

Technology 0.15%

Iqvia Inc. Dollar Term Loan B3	4.243%(3 Mo. LIBOR + 1.75%)	6/11/2025	19,264	19,175,098

Transportation 3.05%

Arctic LNG Carries Ltd. Term Loan (Marshall Islands)(b)	6.993%(1 Mo. LIBOR + 4.50%)	5/18/2023	38,792	38,015,905
Chassix, Inc. Initial Term Loan B	10.00%(3 Mo. LIBOR + 5.50%)	11/15/2023	22,685	22,685,184
Commercial Barge Line Co. Initial Term Loan	11.243%(1 Mo. LIBOR + 8.75%)	11/12/2020	42,967	29,840,655
Daseke Companies, Inc. Replacement Term Loan	7.493%(1 Mo. LIBOR + 5.00%)	2/27/2024	17,457	17,426,830
Deck Chassis Acquisition Inc. 2nd Lien Initial Term Loan	8.693%(3 Mo. LIBOR + 6.00%)	6/15/2023	20,708	20,526,805	(f)
Gruden Acquisition, Inc. 1st Lien Incremental Term Loan	8.303%(3 Mo. LIBOR + 5.50%)	8/18/2022	42,542	42,063,886
Gruden Acquisition, Inc. 2nd Lien Term Loan	11.303%(3 Mo. LIBOR + 8.50%)	8/18/2023	25,179	24,990,157

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation (continued)

International Seaways Operating Corp. Term Loan	8.50%(1 Mo. LIBOR + 6.00%)	6/22/2022	$24,114	$24,234,108	(f)
Kenan Advantage Group Holdings Corp. Initial Canadian Term Loan	5.493%(1 Mo. LIBOR + 3.00%)	7/31/2022	1,953	1,924,056
Kenan Advantage Group Holdings Corp. Initial U.S. Term Loan	5.493%(1 Mo. LIBOR + 3.00%)	7/31/2022	12,303	12,118,940
Navios Maritime Partners L.P Initial Term Loan (Marshall Islands)(b)	7.78%(3 Mo. LIBOR + 5.00%)	9/14/2020	21,160	21,067,358
Navistar Financial Corp. New Term Loan B	6.25%(1 Mo. LIBOR + 3.75%)	7/30/2025	28,871	28,907,009
Navistar, Inc. Tranche B Term Loan	6.02%(1 Mo. LIBOR + 3.50%)	11/6/2024	19,160	19,143,715
Stena International SA Term Loan (Luxembourg)(b)	5.81%(3 Mo. LIBOR + 3.00%)	3/3/2021	21,676	21,372,887
Tenneco Inc. Tranche B Term Loan	5.243%(1 Mo. LIBOR + 2.75%)	10/1/2025	36,600	36,417,141
Wand NewCo 3, Inc. 1st Lien Initial Term Loan	6.014%(1 Mo. LIBOR + 3.50%)	2/5/2026	13,502	13,557,696
XPO Logistics, Inc. 2018 Refinancing Term Loan	4.493%(3 Mo. LIBOR + 2.00%)	2/24/2025	12,248	12,158,308
Total				386,450,640

Utility 2.08%

AES Corp., (The) 2018 Other Term Loan	4.379%(3 Mo. LIBOR + 1.75%)	5/31/2022	10,012	10,022,781
Brookfield WEC Holdings Inc. 1st Lien Initial Term Loan	6.243%(1 Mo. LIBOR + 3.75%)	8/1/2025	47,827	47,980,286
Brookfield WEC Holdings Inc. 2nd Lien Initial Term Loan	9.243%(1 Mo. LIBOR + 6.75%)	8/3/2026	7,737	7,770,849
Calpine Construction Finance Co., L.P. Term Loan B	4.993%(1 Mo. LIBOR + 2.50%)	1/15/2025	5,190	5,151,075
Exgen Renewables IV, LLC Term Loan	5.63%(3 Mo. LIBOR + 3.00%)	11/28/2024	25,271	23,612,904
Lightstone Holdco LLC Refinancing Term Loan B	6.243%(1 Mo. LIBOR + 3.75%)	1/30/2024	27,237	26,741,535
Lightstone Holdco LLC Refinancing Term Loan C	6.243%(1 Mo. LIBOR + 3.75%)	1/30/2024	1,502	1,474,277
NRG Energy, Inc. Term Loan	4.243%	6/30/2023	28,712	28,635,195
PG&E Corp. DIP Delayed Draw Term Loan	1.125%	12/31/2020	4,408	4,404,694
PG&E Corp. DIP Initial Term Loan	— (g)	12/31/2020	13,225	13,215,081
PowerTeam Services, LLC 1st Lien Initial Term Loan	6.063%(3 Mo. LIBOR + 3.25%)	3/6/2025	33,857	32,587,127

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Utility (continued)

PowerTeam Services, LLC 2nd Lien Initial Term Loan	10.063%(3 Mo. LIBOR + 7.25%)	3/6/2026	$12,484	$12,109,480	(f)
Vistra Operations Co. LLC 2018 Incremental Term Loan	4.481% (1 Mo. LIBOR + 2.00%)-4.493%	12/31/2025	45,235	45,097,393
Vistra Operations Co. LLC Initial Term Loan	4.493%(1 Mo. LIBOR + 2.00%)	8/4/2023	4,497	4,488,695
Total				263,291,372
Total Floating Rate Loans (cost $11,444,016,454)				11,297,461,724

	Dividend Rate		Shares (000)

PREFERRED STOCK 0.10%

Healthcare

Danaher Corp. (cost $12,159,000)	4.75%		12	12,447,230

	Interest Rate		Principal Amount (000)

U.S. TREASURY OBLIGATION 3.11%

U.S. Treasury Floating Rate Note (cost $394,191,586)	2.49%(3 Mo. Treasury Money Market Yield + .07%)#	4/30/2019	$394,000	394,045,712
Total Long-Term Investments (cost $12,508,114,144)				12,350,208,539

SHORT-TERM INVESTMENTS 3.28%

COMMERCIAL PAPER 0.59%

Energy 0.23%

Entergy Corp.	2.636%	3/1/2019	30,000	30,000,000

Financial 0.08%

Aviation Capital Group LLC	2.636%	3/1/2019	10,000	10,000,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Healthcare 0.16%

Baxter International, Inc.	2.657%	3/1/2019	$20,000	$20,000,000

Information Technology 0.12%

Hitachi Capital America Corp.	2.636%	3/1/2019	15,000	15,000,000
Total Commercial Paper (cost $75,000,000)				75,000,000

REPURCHASE AGREEMENTS

Repurchase Agreement dated 2/28/2019, 1.45% due 3/1/2019 with Fixed Income Clearing Corp. collateralized by $199,715,000 of U.S. Treasury Note at 2.5% due 2/28/2021; value: $199,715,000; proceeds: $195,805,082			195,797	195,797,196
Repurchase Agreement dated 2/28/2019, 2.40% due 3/1/2019 with JPMorgan Chase & Co. collateralized by $144,000,000 of Federal Home Loan Bank at 3.43% due 12/06/2028; value: $146,575,000; proceeds: $146,827,381			144,000	144,000,000
Total Repurchase Agreements (cost $339,797,196)				339,797,196
Total Short-Term Investments (cost $414,797,196)				414,797,196
Total Investments in Securities 100.89% (cost $12,922,911,340)				12,765,005,735
Less Unfunded Commitments (0.21%) (cost $26,964,690)				(26,871,195)
Net Investments 100.68% (cost $12,895,946,650)				12,738,134,540
Liabilities in Excess of Foreign Cash and Other Assets(h) (0.68%)				(85,317,514)
Net Assets 100.00%				$12,652,817,026

CAD	Canadian dollar.
EUR	euro.
NOK	Norwegian krone.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
NIBOR	Norwegian Inter-bank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2019.
*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2019

(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Securities purchased on a when-issued basis (See Note 2(f)).
(d)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Security fair valued by the Pricing Committee.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2019.
(f)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	Interest rate to be determined.
(h)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swaps on Indexes – Sell Protection at February 28, 2019(1):

Referenced Index	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payment Upfront(2)	Unrealized Appreciation(3)
Markit CDX.NA.HY.31(4)(5)	Credit Suisse	5.00%	12/20/2023	$234,760,960	$249,441,762	$11,799,166	$2,881,636

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(n)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $2,881,636. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield issuers.

Open Total Return Swaps Contracts at February 28, 2019:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
J.P. Morgan	IBXXLL	3 Mo. LIBOR + .00%	295,748	Long	3/20/2019	$50,000,000	$50,731,238	$731,238
J.P. Morgan	IBXXLL	3 Mo. LIBOR + .00%	580,762	Long	3/20/2019	100,000,000	99,393,103	(606,897)
J.P. Morgan	IBXXLL	3 Mo. LIBOR + .00%	296,419	Long	3/20/2019	50,000,000	50,846,278	846,278
J.P. Morgan	IBXXLL	3 Mo. LIBOR + .00%	295,203	Long	3/20/2019	50,000,000.	50,637,638	637,638

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2019

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
J.P. Morgan	IBXXLL	3 Mo. LIBOR + .00%	295,857	Long	3/20/2019	$50,000,000	$50,750,000	$750,000
J.P. Morgan	IBXXLL	3 Mo. LIBOR + .00%	147,876	Long	3/20/2019	25,000,000	25,365,994	365,994
J.P. Morgan	IBXXLL	3 Mo. LIBOR + .00%	290,360	Long	3/20/2019	50,000,000	49,751,743	(248,257)
Total						$375,000,000	$377,475,994	$2,475,994

*	iBOXX Leverage Loan Index

Open Forward Foreign Currency Exchange Contracts at February 28, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Toronto Dominion Bank	3/7/2019	17,205,000	$19,656,093	$19,574,682	$81,411

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	State Street Bank and Trust	3/5/2019	15,865,000	$11,988,043	$12,057,029	$(68,986)
euro	Sell	State Street Bank and Trust	5/14/2019	7,432,000	8,488,257	8,503,934	(15,677)
Norwegian krone	Sell	Morgan Stanley	5/21/2019	85,750,000	$9,977,086	$10,053,539	$(76,453)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(161,116)

Open Futures Contracts at February 28, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	June 2019	1,453	Short	$(177,796,970)	$(177,266,000)	$530,970

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2019	1,119	Long	$237,616,931	$237,446,554	$(170,377)
U.S. 5-Year Treasury Note	June 2019	995	Long	114,162,489	113,989,687	(172,802)
Total Unrealized Depreciation on Open Futures Contracts						$(343,179)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2019

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$101,852,495	$—	$101,852,495
Common Stocks
Energy	246,884	420,522	—	667,406
Other	30,469	—	—	30,469
Convertible Bonds	—	23,027,758	—	23,027,758
Corporate Bonds
Metals/Minerals	—	48,701,861	5	48,701,866
Other	—	342,404,147	—	342,404,147
Exchange-Traded Fund	129,569,732	—	—	129,569,732
Floating Rate Loans
Aerospace	—	544,054,100	—	544,054,100
Chemicals	—	205,232,409	18,104,000	223,336,409
Consumer Durables	—	16,231,898	104,221,055	120,452,953
Consumer Non-Durables	—	111,912,478	31,553,223	143,465,701
Energy	—	321,741,004	44,471,878	366,212,882
Financial	—	781,492,330	161,757,998	943,250,328
Food & Drug	—	390,711,373	32,741,506	423,452,879
Food/Tobacco	—	241,731,705	18,499,620	260,231,325
Forest Products	—	103,782,127	6,724,786	110,506,913
Gaming/Leisure	—	781,715,957	41,486,088	823,202,045
Healthcare	—	1,092,163,165	94,233,527	1,186,396,692
Housing	—	72,120,951	61,347,522	133,468,473
Information Technology	—	1,129,518,802	76,484,810	1,206,003,612
Manufacturing	—	656,872,463	23,782,055	680,654,518
Media/Telecommunications	—	1,484,201,438	26,029,052	1,510,230,490
Metals/Minerals	—	232,082,170	32,575,759	264,657,929
Retail	—	648,993,061	95,883,467	744,876,528
Service	—	862,796,630	72,042,787	934,839,417
Technology	—	19,175,098	—	19,175,098
Transportation	—	341,689,727	44,760,913	386,450,640
Utility	—	233,562,117	12,109,480	245,671,597
Preferred Stock	12,447,230	—	—	12,447,230
U.S. Treasury Obligation	—	394,045,712	—	394,045,712
Short-Term Investments
Commercial Paper	—	75,000,000	—	75,000,000
Repurchase Agreements	—	339,797,196	—	339,797,196
Total	$142,294,315	$11,597,030,694	$998,809,531	$12,738,134,540
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$2,881,636	$—	$2,881,636
Liabilities	—	—	—	—
Forward Foreign Currency Exchange Contracts
Assets	—	81,411	—	81,411
Liabilities	—	(161,116)	—	(161,116)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - FLOATING RATE FUND February 28, 2019

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Futures Contracts
Assets	$530,970	$—	$—	$530,970
Liabilities	(343,179)	—	—	(343,179)
Total Return Swap Contracts
Assets	—	3,331,148	—	3,331,148
Liabilities	—	(855,154)	—	(855,154)
Unfunded Commitments
Assets	—	—	—	—
Liabilities	—	(93,495)	—	(93,495)
Total	$187,791	$5,184,430	$—	$5,372,221

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2019.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Corporate Bonds	Floating Rate Loans
Balance as of December 1, 2018	$28,564,000	$5	$1,335,850,637
Accrued Discounts (Premiums)	—	—	339,336
Realized Gain (Loss)	—	—	(8,940,260)
Change in Unrealized Appreciation (Depreciation)	—	—	(756,138)
Purchases	—	—	140,940,169
Sales	—	—	(384,601,676)
Transfers into Level 3	—	—	527,503,827
Transfers out of Level 3	(28,564,000)	—	(611,526,369)
Balance as of February 28, 2019	$—	$5	$998,809,526
Change in unrealized appreciation/depreciation for period ended February 28, 2019 related to Level 3 investments held at February 28, 2019	$—	$—	$(839,339)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

Investments	Shares (000)		Fair Value
LONG-TERM INVESTMENTS 98.41%

COMMON STOCKS 3.68%

Aerospace/Defense 0.31%

Aerovironment, Inc.*		87	$6,910,496
HEICO Corp.		73	6,839,291
Teledyne Technologies, Inc.*		29	6,870,416
Total			20,620,203

Auto Parts & Equipment 0.10%

Monro, Inc.		85	6,469,943

Automakers 0.05%

Aston Martin Lagonda Global Holdings plc*†(a)	GBP	230	3,287,490

Banking 0.10%

First Republic Bank		65	6,849,420

Building Materials 0.19%

American Woodmark Corp.*		76	6,452,707
Summit Materials, Inc. Class A*		391	6,639,809
Total			13,092,516

Diversified Capital Goods 0.10%

Dover Corp.		77	6,940,935

Electronics 0.20%

iRobot Corp.*		56	7,015,366
Zebra Technologies Corp. Class A*		34	6,832,779
Total			13,848,145

Energy: Exploration & Production 0.02%

Chaparral Energy, Inc. Class A*		284	1,534,593
Templar Energy LLC Class A Units		191	107,296
Total			1,641,889

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

Investments	Shares (000)	Fair Value
Food & Drug Retailers 0.00%

Fairway Group Holdings Corp.	20	$197	(b)

Integrated Energy 0.10%

First Solar, Inc.*	131	6,860,981

Investments & Miscellaneous Financial Services 0.15%

Penson Technologies Class A Units	4,881	48,812	(b)
Seacoast Banking Corp. of Florida*	344	9,982,909
Total		10,031,721

Machinery 0.06%

Luxfer Holdings plc (United Kingdom)(c)	214	4,025,886

Medical Products 0.37%

Argenx SE ADR*	54	7,160,339
Glaukos Corp.*	97	7,213,477
Homology Medicines, Inc.*	116	3,421,449
Intuitive Surgical, Inc.*	13	6,971,075
Total		24,766,340

Personal & Household Products 0.27%

Gibson Brands, Inc.	127	15,233,400	(d)
Lovesac Co. (The)*	102	3,073,949
Remington Outdoor Co., Inc.*	128	192,487	(d)
Total		18,499,836

Pharmaceuticals 0.31%

Exelixis, Inc.*	302	6,756,182
GW Pharmaceuticals plc ADR*	45	7,667,346
Sage Therapeutics, Inc.*	43	6,795,357
Total		21,218,885

Recreation & Travel 0.10%

Malibu Boats, Inc. Class A*	153	7,047,995

Restaurants 0.11%

Shake Shack, Inc. Class A*	133	7,309,469

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

Investments			Shares (000)		Fair Value
Software/Services 0.47%

Cargurus, Inc.*				180	$7,685,033
MSCI, Inc.				38	6,928,847
Shopify, Inc. Class A (Canada)*(c)				36	6,822,830
Upwork, Inc.*				433	10,263,551
Total					31,700,261

Specialty Retail 0.50%

Claire’s Holdings LLC Common Units				7	5,898,000
Deckers Outdoor Corp.*				48	7,052,037
Lululemon Athletica, Inc. (Canada)*(c)				44	6,571,699
Moncler SpA(a)			EUR	193	7,389,856
Tractor Supply Co.				71	6,744,678
Total					33,656,270

Theaters & Entertainment 0.11%

Tencent Music Entertainment Group ADR*				394	7,100,943

Transportation: Infrastructure/Services 0.06%

Chassix Holdings, Inc.				160	3,989,900	(d)
Total Common Stocks (cost $251,515,062)					248,959,225

Interest Rate		Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 1.29%

Aerospace/Defense 0.10%

Aerojet Rocketdyne Holdings, Inc.	2.25%	12/15/2023		$4,195	6,473,447

Electronics 0.10%

Advanced Micro Devices, Inc.	2.125%	9/1/2026		2,163	6,544,604

Health Services 0.09%

Exact Sciences Corp.	1.00%	1/15/2025		4,594	6,408,906

Medical Products 0.10%

Repligen Corp.	2.125%	6/1/2021		3,498	6,679,546

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Pharmaceuticals 0.10%

Canopy Growth Corp.†(a)	4.25%	7/15/2023	CAD	6,141	$6,784,056

Software/Services 0.31%

Everbridge, Inc.	1.50%	11/1/2022		$3,489	7,508,618
Five9, Inc.†	0.125%	5/1/2023		4,785	6,755,530
Twilio, Inc.†	0.25%	6/1/2023		3,837	6,881,659
Total					21,145,807

Specialty Retail 0.21%

Etsy, Inc.†	Zero Coupon	3/1/2023		3,656	7,427,936
RH	Zero Coupon	7/15/2020		4,895	6,826,601
Total					14,254,537

Support: Services 0.20%

Chegg, Inc.†	0.25%	5/15/2023		4,358	6,801,766
Square, Inc.†	0.50%	5/15/2023		5,586	7,093,304
Total					13,895,070

Telecommunications: Wireline Integrated & Services 0.08%

Telecom Italia SpA(a)	1.125%	3/26/2022	EUR	5,000	5,446,165
Total Convertible Bonds (cost $77,219,744)					87,632,138

	Dividend Rate		Shares (000)
CONVERTIBLE PREFERRED STOCK 0.10%

Medical Products

Danaher Corp. (cost $6,678,112)	4.75%			7	6,796,378

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(e) 4.00%

Advertising 0.10%

Southern Graphics Inc. 2nd Lien Initial Term Loan	9.993%(2 Mo. LIBOR + 7.50%)	12/31/2023	$6,950	$6,489,563

Aerospace/Defense 0.14%

Forming Machining Industries Holdings, LLC 1st Lien Initial Term Loan	6.947%(3 Mo. LIBOR + 4.25%)	10/3/2025	9,681	9,608,392

Auto Parts & Equipment 0.10%

Deck Chassis Acquisition Inc. 2nd Lien Initial Term Loan	8.693%(3 Mo. LIBOR + 6.00%)	6/15/2023	6,629	6,570,996	(f)

Building Materials 0.20%

Airxcel, Inc. 1st Lien Initial Term Loan	— (g)	4/28/2025	7,169	6,846,395
Yak Access, LLC 2nd Lien Initial Term Loan	12.494%(1 Mo. LIBOR + 10.00%)	7/10/2026	8,470	6,881,875	(f)
Total				13,728,270

Discount Stores 0.00%

99¢ Only Stores 1st Lien Tranche B2 Term Loan	7.803%(3 Mo. LIBOR + 6.50%)	1/13/2022	10	8,913

Diversified Capital Goods 0.19%

EXC Holdings III Corp. 2nd Lien Initial Term Loan	10.308%(6 Mo. LIBOR + 7.50%)	12/1/2025	6,456	6,450,642
Safe Fleet Holdings LLC 2nd Lien Initial Term Loan	9.27%(1 Mo. LIBOR + 6.75%)	2/1/2026	6,675	6,374,625
Total				12,825,267

Electric: Generation 0.64%

Frontera Generation Holdings LLC Initial Term Loan	6.762%(1 Mo. LIBOR + 4.25%)	5/2/2025	6,716	6,637,847
Helix Gen Funding, LLC Term Loan	6.243%	6/2/2024	7,379	7,172,518
Longview Power, LLC Advance Term Loan B	8.751%	4/13/2021	7,846	6,998,650
Moxie Patriot LLC Construction Advances Term Loan B2	8.553%(3 Mo. LIBOR + 5.75%)	12/19/2020	6,231	6,106,555
MRP Generation Holdings, LLC Term Loan	9.803%(3 Mo. LIBOR + 7.00%)	10/18/2022	6,869	6,628,926
Sandy Creek Energy Associates, L.P. Term Loan	6.803%(3 Mo. LIBOR + 4.00%)	11/9/2020	7,374	6,415,213
Temple Generation1, LLC 2nd Lien Advance Term Loan	10.481%(1 Mo. LIBOR + 8.00%)	2/7/2023	3,586	3,580,121
Total				43,539,830

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated 0.13%

PG&E Corp. DIP Delayed Draw Term Loan	1.125%	12/31/2020	$2,151	$2,149,387
PG&E Corp. DIP Initial Term Loan	— (g)	12/31/2020	6,451	6,446,161
Total				8,595,548

Electronics 0.11%

Mirion Technologies, Inc. Term Loan	— (g)	3/6/2026	7,251	7,266,118

Food & Drug Retailers 0.11%

Fairway Group Acquisition Company Last Out Term Loan	10.00%	11/24/2023	1,403	140	(f)
Fairway Group Acquisition Company Term Loan	11.00%	2/24/2024	1,246	125	(f)
GOBP Holdings, Inc. 2nd Lien Initial Term Loan	10.053%	10/22/2026	7,553	7,502,994
Total				7,503,259

Gaming 0.12%

TopGolf International, Inc. Initial Term Loan	8.02%	2/9/2026	7,738	7,757,345

Health Services 0.20%

Navicure, Inc. 2nd Lien Initial Term Loan	9.993%(1 Mo. LIBOR + 7.50%)	10/23/2025	7,199	7,091,015	(f)
Sound Inpatient Physicians, Inc. 2nd Lien Initial Term Loan	9.243%(1 Mo. LIBOR + 6.75%)	6/26/2026	6,717	6,700,152
Total				13,791,167

Machinery 0.09%

North American Lifting Holdings, Inc. 2nd Lien Term Loan	11.803%(3 Mo. LIBOR + 9.00%)	11/23/2021	7,323	6,078,090

Media: Content 0.13%

Univision Communications Inc. 2017 1st Lien Replacement Repriced Term Loan	5.243%	3/15/2024	9,442	8,808,794

Medical Products 0.07%

Viant Medical Holdings, Inc. 2nd Lien Initial Term Loan	10.553%(3 Mo. LIBOR + 7.75%)	7/2/2026	4,986	4,982,922

Oil Field Equipment & Services 0.21%

Ulterra Drilling Technologies, LP Term Loan B	— (g)	11/26/2025	15,452	14,370,360	(f)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Packaging 0.00%

Ranpak Corp. 2nd Lien Initial Term Loan	9.731%(1 Mo. LIBOR + 7.25%)	10/3/2022	$61	$60,670	(f)

Personal & Household Products 0.31%

Britax U.S. Holdings Inc. Initial Dollar Term Loan	6.303%(3 Mo. LIBOR + 3.50%)	10/15/2020	8,551	6,626,710
FGI Operating Company, LLC Exit Term Loan	12.684%(3 Mo. LIBOR + 10.00%)	5/15/2022	795	795,008	(f)
Revlon Consumer Products Corp. Initial Term Loan B	6.129%(3 Mo. LIBOR + 3.50%)	9/7/2023	8,874	6,685,295
TGP Holdings III LLC 2nd Lien Initial Term Loan	11.303%(3 Mo. LIBOR + 8.50%)	9/25/2025	7,243	7,025,710	(f)
Total				21,132,723

Printing & Publishing 0.08%

J.D. Power 2nd Lien Initial Term Loan	10.993%(1 Mo. LIBOR + 8.50%)	9/7/2024	5,249	5,222,506

Restaurants 0.33%

Del Frisco’s Restaurant Group, Inc. Initial Term Loan	8.50%(1 Mo. LIBOR + 6.00%)	6/27/2025	9,830	9,633,580	(f)
Flynn Restaurant Group LP 2nd Lien Initial Term Loan	9.514%(1 Mo. LIBOR + 7.00%)	6/29/2026	6,747	6,522,089
Fogo de Chao, Inc. Refinancing Term Loan	6.743%(1 Mo. LIBOR + 4.25%)	4/5/2025	6,339	6,362,803	(f)
Total				22,518,472

Software/Services 0.10%

Vertafore, Inc. 2nd Lien Initial Term Loan	10.053%(1 Mo. LIBOR + 7.25%)	7/2/2026	6,715	6,653,577

Specialty Retail 0.24%
Ascena Retail Group, Inc. Tranche B Term Loan	7.00%(1 Mo. LIBOR + 4.50%)	8/21/2022	1,997	1,839,756
Boardriders, Inc. Initial Term Loan	8.993%(1 Mo. LIBOR + 6.50%)	4/23/2024	6,351	6,315,427
Claire’s Stores, Inc. Initial Term Loan	9.938%(3 Mo. LIBOR + 7.25%)	10/12/2038	905	1,387,024
Claire’s Stores, Inc. Revolving L/C Term Loan	0.75%	9/15/2022	271	271,366	(f)
Container Store, Inc., (The) Term Loan B2	7.493%(1 Mo. LIBOR + 5.00%)	9/14/2023	6,719	6,584,571	(f)
Total				16,398,144

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Support: Services 0.28%

CIBT Global, Inc. 2nd Lien Initial Term Loan	10.553%(3 Mo. LIBOR + 7.75%)	6/1/2025		$5,824	$5,751,530	(f)
KUEHG Corp. 2nd Lien Tranche B Term Loan	11.053%(3 Mo. LIBOR + 8.25%)	8/18/2025		7,108	7,108,000
PowerTeam Services, LLC 2nd Lien Initial Term Loan	10.063%(3 Mo. LIBOR + 7.25%)	3/6/2026		6,201	6,014,970	(f)
Total					18,874,500

Telecommunications: Wireline Integrated & Services 0.02%

Colorado Buyer Inc. 2nd Lien Initial Term Loan	9.77%(1 Mo. LIBOR + 7.25%)	5/1/2025		1,549	1,421,208

Transportation: Infrastructure/Services 0.10%

Commercial Barge Line Co. Initial Term Loan	11.243%(1 Mo. LIBOR + 8.75%)	11/12/2020		9,560	6,639,191
Total Floating Rate Loans (cost $278,180,290)					270,845,825

FOREIGN BONDS(a) 1.09%

Canada 0.17%

Bausch Health Cos., Inc.†	4.50%	5/15/2023	EUR	10,017	11,514,252

France 0.10%

CMA CGM SA†	5.25%	1/15/2025	EUR	6,621	6,570,843

Italy 0.13%

Inter Media & Communication SpA†	4.875%	12/31/2022	EUR	7,756	8,982,145

Netherlands 0.33%

Darling Global Finance BV†	3.625%	5/15/2026	EUR	6,292	7,384,455
Dutch Lion BV PIK 12.00%†	11.25%	6/15/2020	EUR	8,146	8,617,098
Hema Bondco II BV†	8.50%	1/15/2023	EUR	8,220	6,452,320
Total					22,453,873

United Kingdom 0.36%

Mclaren Finance plc	5.00%	8/1/2022	GBP	12,894	16,512,363
Stonegate Pub Co. Financing plc†	4.875%	3/15/2022	GBP	5,941	7,760,401
Total					24,272,764
Total Foreign Bonds (cost $76,889,027)					73,793,877

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(c) 0.99%

Argentina 0.74%

City of Buenos Aires†	7.50%	6/1/2027	$8,318	$7,673,438
Province of Santa Fe†	6.90%	11/1/2027	11,127	8,734,695
Provincia de Cordoba†	7.45%	9/1/2024	7,844	6,690,932
Provincia de la Rioja†	9.75%	2/24/2025	12,294	10,265,490
Provincia de Mendoza†	8.375%	5/19/2024	8,082	7,122,263
Provincia de Rio Negro†	7.75%	12/7/2025	13,579	10,082,543
Total				50,569,361

Sri Lanka 0.15%

Republic of Sri Lanka	6.825%	7/18/2026	10,181	9,964,104

Turkey 0.10%

Export Credit Bank of Turkey (Turkey)†	8.25%	1/24/2024	6,461	6,734,268
Total Foreign Government Obligations (cost $73,172,354)				67,267,733

HIGH YIELD CORPORATE BONDS 86.94%

Advertising 0.51%

Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022	16,467	16,919,842
Clear Channel Worldwide Holdings, Inc.†	9.25%	2/15/2024	10,271	10,797,389
Lamar Media Corp.	5.75%	2/1/2026	6,754	7,091,700
Total				34,808,931

Aerospace/Defense 1.75%

BBA US Holdings, Inc.†	5.375%	5/1/2026	6,546	6,685,103
Bombardier, Inc.(Canada)†(c)	7.50%	3/15/2025	29,711	29,859,555
Booz Allen Hamilton, Inc.†	5.125%	5/1/2025	13,038	13,135,785
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025	9,646	10,019,783
TransDigm, Inc.†	6.25%	3/15/2026	21,356	21,943,290
TransDigm, Inc.	6.375%	6/15/2026	37,474	36,583,992
Total				118,227,508

Air Transportation 0.65%

Azul Investments LLP†	5.875%	10/26/2024	17,426	16,811,733

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Air Transportation (continued)

Hawaiian Airlines 2013-1 Class B Pass-Through Certificates	4.95%	7/15/2023		$8,352	$8,401,929
Latam Finance Ltd.†	7.00%	3/1/2026		6,832	6,874,700
William Carter Co. (The)†(h)	5.625%	3/15/2027		12,004	12,004,000
Total					44,092,362

Auto Loans 0.21%

General Motors Financial Co., Inc.	3.85%	1/5/2028		7,077	6,414,196
General Motors Financial Co., Inc.	5.65%	1/17/2029		7,735	7,882,117
Total					14,296,313

Auto Parts & Equipment 0.79%

Allison Transmission, Inc.†	5.00%	10/1/2024		6,534	6,599,340
American Axle & Manufacturing, Inc.	6.25%	4/1/2025		5,910	5,917,979
American Axle & Manufacturing, Inc.	6.50%	4/1/2027		4,729	4,687,621
IHO Verwaltungs GmbH 5.50% PIK (Denmark)†(c)	4.75%	9/15/2026		7,036	6,541,369
Nemak SAB de CV (Mexico)†(c)	4.75%	1/23/2025		6,811	6,623,697
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.†	8.625%	6/1/2021		6,117	5,597,055
Tenneco, Inc.	5.00%	7/15/2026		11,810	10,156,600
Wabash National Corp.†	5.50%	10/1/2025		7,816	7,249,340
Total					53,373,001

Automakers 1.03%

Aston Martin Capital Holdings Ltd. (Jersey)†(c)	6.50%	4/15/2022		13,785	13,692,778
General Motors Co.	4.20%	10/1/2027		4,007	3,749,832
General Motors Co.	5.00%	10/1/2028		6,216	6,093,189
General Motors Corp.(i)	7.20%	1/15/2049		8,500	850	(b)
Navistar International Corp.†	6.625%	11/1/2025		6,506	6,740,411
Tesla, Inc.†	5.30%	8/15/2025		44,096	39,410,800
Total					69,687,860

Banking 2.84%

Ally Financial, Inc.	8.00%	11/1/2031		37,357	46,322,680
Bank of America Corp.	6.25%(3 Mo. LIBOR + 3.71%)#	—	(j)	4,929	5,217,125
BankUnited, Inc.	4.875%	11/17/2025		12,909	13,175,718
CIT Group, Inc.	5.25%	3/7/2025		4,114	4,309,415
CIT Group, Inc.	6.00%	4/1/2036		2,695	2,688,262
CIT Group, Inc.	6.125%	3/9/2028		15,795	17,137,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

Citigroup, Inc.	6.125%(3 Mo. LIBOR + 4.48	%)#	—	(j)	$6,469	$6,594,078
Credit Suisse Group AG (Switzerland)†(c)	7.25	%#(k)	—	(j)	10,437	10,452,395
Huntington Bancshares, Inc.	5.70	%#(k)	—	(j)	10,024	9,656,470
KeyCorp	5.00%(3 Mo. LIBOR + 3.61	%)#	—	(j)	13,149	12,635,794
Macquarie Bank Ltd. (United Kingdom)†(c)	6.125%(5 Yr. Swap + 3.70	%)#	—	(j)	14,317	13,067,699
Popular, Inc.	6.125%		9/14/2023		15,457	15,978,674
Synovus Financial Corp.	5.90	%#(k)	7/20/2029		15,004	15,116,530
Texas Capital Bank NA	5.25%		1/31/2026		10,952	10,744,834
Turkiye Garanti Bankasi AS (Turkey)†(c)	5.25%		9/13/2022		9,360	9,104,828
Washington Mutual Bank(l)	6.875%		6/15/2011		10,000	1,000	(b)
Total						192,203,077

Beverages 0.11%

Central American Bottling Corp. (Guatemala)†(c)	5.75%		1/31/2027		7,306	7,433,855

Building & Construction 2.82%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%		8/1/2025		10,610	9,605,233
Century Communities, Inc.	5.875%		7/15/2025		18,622	17,365,015
Lennar Corp.	4.50%		4/30/2024		7,271	7,234,645
Lennar Corp.	4.75%		5/30/2025		14,443	14,555,836
Lennar Corp.	4.75%		11/29/2027		3,885	3,787,875
New Home Co., Inc. (The)	7.25%		4/1/2022		9,477	8,772,101
PulteGroup, Inc.	5.00%		1/15/2027		16,666	16,020,192
PulteGroup, Inc.	5.50%		3/1/2026		14,913	15,080,771
PulteGroup, Inc.	6.375%		5/15/2033		8,068	7,684,770
Shea Homes LP/Shea Homes Funding Corp.†	6.125%		4/1/2025		13,483	12,764,221
Taylor Morrison Communities, Inc.	6.625%		5/15/2022		6,755	6,974,538
Toll Brothers Finance Corp.	4.35%		2/15/2028		6,168	5,821,050
Toll Brothers Finance Corp.	4.875%		3/15/2027		12,422	12,235,670
TopBuild Corp.†	5.625%		5/1/2026		10,547	10,177,855
TRI Pointe Group, Inc.	5.25%		6/1/2027		20,083	18,099,804
William Lyon Homes, Inc.	5.875%		1/31/2025		11,343	10,265,415
William Lyon Homes, Inc.	6.00%		9/1/2023		11,053	10,334,555
William Lyon Homes, Inc.	7.00%		8/15/2022		3,780	3,798,900
Total						190,578,446

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Building Materials 1.73%

American Woodmark Corp.†	4.875%	3/15/2026		$7,244	$7,099,120
Beacon Roofing Supply, Inc.†	4.875%	11/1/2025		16,232	15,171,847
Builders FirstSource, Inc.†	5.625%	9/1/2024		13,920	13,641,600
Hillman Group, Inc. (The)†	6.375%	7/15/2022		13,949	12,065,885
Masonite International Corp.†	5.75%	9/15/2026		10,191	10,216,478
NCI Building Systems, Inc.†	8.00%	4/15/2026		10,285	9,745,038
Owens Corning	4.30%	7/15/2047		7,091	5,524,788
Owens Corning	4.40%	1/30/2048		6,643	5,254,527
PGT Escrow Issuer, Inc.†	6.75%	8/1/2026		13,239	13,702,365
Summit Materials LLC/Summit Materials Finance Corp.†	5.125%	6/1/2025		16,203	15,514,372
Summit Materials LLC/Summit Materials Finance Corp.†(h)	6.50%	3/15/2027		9,052	9,052,000
Total					116,988,020

Cable & Satellite Television 5.38%

Altice France SA (France)†(c)	7.375%	5/1/2026		41,858	41,266,546
Altice France SA (France)†(c)	8.125%	2/1/2027		21,208	21,367,060
Altice Luxembourg SA (Luxembourg)†(c)	7.75%	5/15/2022		24,910	24,847,725
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027		18,431	18,131,496
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026		36,363	37,773,521
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024		34,427	35,933,181
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	5/1/2027		28,788	29,642,644
CSC Holdings LLC†	5.50%	4/15/2027		29,380	29,600,350
CSC Holdings LLC†	6.50%	2/1/2029		15,754	16,512,319
CSC Holdings LLC†	10.875%	10/15/2025		22,447	26,094,638
DISH DBS Corp.	7.75%	7/1/2026		31,211	27,075,543
Radiate Holdco LLC/Radiate Finance, Inc.†	6.625%	2/15/2025		7,081	6,691,545
UPCB Finance IV Ltd.†	5.375%	1/15/2025		25,446	26,166,376
Ziggo Bond Co. BV (Netherlands)†(c)	5.875%	1/15/2025		4,000	3,898,800
Ziggo BV (Netherlands)†(c)	5.50%	1/15/2027		19,900	19,253,250
Total					364,254,994

Chemicals 2.34%

Ashland LLC	6.875%	5/15/2043		15,374	15,758,350
Blue Cube Spinco LLC	10.00%	10/15/2025		11,816	13,588,400
CF Industries, Inc.	4.95%	6/1/2043		3,851	3,234,840
CF Industries, Inc.	5.15%	3/15/2034		24,328	22,988,987
Chemours Co. (The)(a)	4.00%	5/15/2026	EUR	6,048	6,867,633

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Chemicals (continued)

Chemours Co. (The)	5.375%	5/15/2027			$7,025	$6,884,500
Chemours Co. (The)	7.00%	5/15/2025			5,370	5,611,650
CVR Partners LP/CVR Nitrogen Finance Corp.†	9.25%	6/15/2023			6,571	6,956,389
GCP Applied Technologies, Inc.†	5.50%	4/15/2026			6,832	6,917,400
Ingevity Corp.†	4.50%	2/1/2026			18,205	17,476,800
Momentive Performance Materials, Inc.(l)	10.00%	10/15/2020			3,105	311	(b)
OCI NV (Netherlands)†(c)	6.625%	4/15/2023			8,463	8,790,941
SPCM SA (France)†(c)	4.875%	9/15/2025			9,381	9,216,833
Tronox Finance plc (United Kingdom)†(c)	5.75%	10/1/2025			7,559	7,058,216
Versum Materials, Inc.†	5.50%	9/30/2024			9,718	10,131,015
Yingde Gases Investment Ltd. (Hong Kong)†(c)	6.25%	1/19/2023			17,469	17,094,499
Total						158,576,764

Consumer/Commercial/Lease Financing 1.96%

Enova International, Inc.†	8.50%	9/1/2024			10,272	9,886,800
Freedom Mortgage Corp.†	8.25%	4/15/2025			8,282	7,826,490
Garrett LX I Sarl/Garrett Borrowing LLC†(a)	5.125%	10/15/2026		EUR	9,427	10,159,792
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%	10/1/2025			$11,070	10,433,475
Nationstar Mortgage Holdings, Inc.†	9.125%	7/15/2026			12,261	12,567,525
Navient Corp.	6.125%	3/25/2024			23,313	22,846,740
Navient Corp.	6.75%	6/25/2025			25,487	25,009,119
Provident Funding Associates LP/PFG Finance Corp.†	6.375%	6/15/2025			8,248	7,464,440
Quicken Loans, Inc.†	5.25%	1/15/2028			10,216	9,347,640
Springleaf Finance Corp.	6.125%	3/15/2024			17,156	17,391,895
Total						132,933,916

Diversified Capital Goods 1.66%

BCD Acquisition, Inc.†	9.625%	9/15/2023			9,034	9,576,040
EnerSys†	5.00%	4/30/2023			7,157	7,157,000
General Electric Co.	5.00%(3 Mo. LIBOR + 3.33%)#	—	(j)		35,496	33,528,634
Griffon Corp.	5.25%	3/1/2022			5,735	5,684,819
JB Poindexter & Co., Inc.†	7.125%	4/15/2026			9,888	9,764,400
SPX FLOW, Inc.†	5.625%	8/15/2024			12,220	12,281,100
SPX FLOW, Inc.†	5.875%	8/15/2026			7,252	7,306,390
Stevens Holding Co., Inc.†	6.125%	10/1/2026			6,708	6,875,700
Wabtec Corp.	3.45%	11/15/2026			15,419	13,810,816
Werner FinCo LP/Werner FinCo, Inc.†	8.75%	7/15/2025			7,457	6,468,948
Total						112,453,847

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Electric: Distribution/Transportation 0.21%

Cemig Geracao e Transmissao SA (Brazil)†(c)	9.25%	12/5/2024		$12,618	$14,057,588

Electric: Generation 1.99%

Calpine Corp.	5.75%	1/15/2025		36,607	35,096,961
Clearway Energy Operating LLC	5.00%	9/15/2026		5,331	4,997,813
Clearway Energy Operating LLC†	5.75%	10/15/2025		8,972	8,848,635
DPL, Inc.	7.25%	10/15/2021		6,507	7,003,159
Elwood Energy LLC	8.159%	7/5/2026		6,626	7,056,748
NextEra Energy Operating Partners LP†	4.50%	9/15/2027		12,492	11,914,245
NRG Energy, Inc.	5.75%	1/15/2028		16,504	16,999,120
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025		7,870	8,460,043
Rio Energy SA/UGEN SA/UENSA SA (Argentina)†(c)	6.875%	2/1/2025		9,085	7,287,987
Stoneway Capital Corp. (Argentina)†(c)	10.00%	3/1/2027		9,802	9,789,660
Terraform Global Operating LLC†	6.125%	3/1/2026		6,836	6,596,740
Vistra Operations Co. LLC†	5.50%	9/1/2026		10,223	10,631,920
Total					134,683,031

Electric: Integrated 1.18%

Aegea Finance Sarl (Brazil)†(c)	5.75%	10/10/2024		12,075	11,942,296
AES Corp. (The)	4.50%	3/15/2023		8,515	8,600,150
AES Corp. (The)	5.125%	9/1/2027		7,415	7,637,450
Electricite de France SA (France)†(c)	5.625%(10 Yr. Swap + 3.04%)#	—	(j)	10,368	10,000,817
Eskom Holdings SOC Ltd. (South Africa)†(c)	8.45%	8/10/2028		6,667	7,094,455
Pacific Gas & Electric Co.(l)	6.05%	3/1/2034		37,358	34,462,755
Total					79,737,923

Electronics 0.52%

Micron Technology, Inc.	5.327%	2/6/2029		6,651	6,670,889
Nokia OYJ (Finland)(c)	4.375%	6/12/2027		7,116	7,010,114
Qorvo, Inc.†	5.50%	7/15/2026		7,095	7,254,637
Sensata Technologies BV†	5.625%	11/1/2024		13,449	14,171,884
Total					35,107,524

Energy: Exploration & Production 7.24%

Afren plc (United Kingdom)†(c)(l)	6.625%	12/9/2020		4,806	17,013
Afren plc (United Kingdom)†(c)(l)	10.25%	4/8/2019		3,367	28,347
Afren plc (United Kingdom)†(c)(l)	11.50%	2/1/2016		4,294	36,153
Berry Petroleum Co. LLC†	7.00%	2/15/2026		13,779	13,813,447

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp.	6.875%	2/1/2025	$9,683	$9,864,556
Bruin E&P Partners LLC†	8.875%	8/1/2023	6,648	6,531,660
California Resources Corp.†	8.00%	12/15/2022	25,124	20,130,605
Callon Petroleum Co.	6.125%	10/1/2024	13,586	13,755,825
Carrizo Oil & Gas, Inc.	8.25%	7/15/2025	5,709	5,980,178
Centennial Resource Production LLC†	5.375%	1/15/2026	14,592	14,008,320
Chaparral Energy, Inc.†	8.75%	7/15/2023	10,550	6,699,250
Chesapeake Energy Corp.	7.00%	10/1/2024	21,578	21,416,165
Chesapeake Energy Corp.	7.50%	10/1/2026	8,555	8,490,837
Denbury Resources, Inc.	5.50%	5/1/2022	17,998	13,318,520
Denbury Resources, Inc.†	9.00%	5/15/2021	6,758	6,850,923
Diamondback Energy, Inc.	4.75%	11/1/2024	19,941	20,265,041
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	6,790	7,137,988
Extraction Oil & Gas, Inc.†	7.375%	5/15/2024	7,786	7,007,400
Geopark Ltd. (Chile)†(c)	6.50%	9/21/2024	6,957	6,800,468
Gulfport Energy Corp.	6.375%	5/15/2025	7,032	6,320,010
Gulfport Energy Corp.	6.375%	1/15/2026	1,398	1,230,240
HighPoint Operating Corp.	7.00%	10/15/2022	7,112	6,845,300
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	10,206	9,848,790
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025	9,092	9,080,635
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	7,210	7,101,850
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(c)	6.375%	6/1/2028	6,264	6,632,010
Indigo Natural Resources LLC†	6.875%	2/15/2026	10,220	8,968,050
Jagged Peak Energy LLC†	5.875%	5/1/2026	12,579	12,767,685
Jonah Energy LLC/Jonah Energy Finance Corp.†	7.25%	10/15/2025	20,014	13,009,100
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	11,491	11,519,727
MEG Energy Corp. (Canada)†(c)	6.50%	1/15/2025	10,899	10,749,139
MEG Energy Corp. (Canada)†(c)	7.00%	3/31/2024	27,475	25,277,000
Murphy Oil Corp.	6.875%	8/15/2024	6,769	7,165,693
Oasis Petroleum, Inc.†	6.25%	5/1/2026	13,471	12,864,805
Parsley Energy LLC/Parsley Finance Corp.†	6.25%	6/1/2024	7,256	7,455,540
PDC Energy, Inc.	6.125%	9/15/2024	9,402	9,331,485
Sable Permian Resources Land LLC/AEPB Finance Corp.†	13.00%	11/30/2020	7,706	7,937,180
Sanchez Energy Corp.†	7.25%	2/15/2023	9,174	7,958,445
SM Energy Co.	5.625%	6/1/2025	5,372	5,049,680
SM Energy Co.	6.625%	1/15/2027	16,868	16,151,110
SM Energy Co.	6.75%	9/15/2026	11,085	10,669,312
Southwestern Energy Co.	7.50%	4/1/2026	6,639	6,937,755

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Energy: Exploration & Production (continued)

Southwestern Energy Co.	7.75%	10/1/2027		$11,924	$12,445,675
SRC Energy, Inc.	6.25%	12/1/2025		12,532	11,466,780
Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%	6/1/2022		18,765	15,246,562
Transocean Poseidon Ltd.†	6.875%	2/1/2027		9,112	9,385,360
Tullow Oil plc (United Kingdom)†(c)	7.00%	3/1/2025		9,899	9,842,081
W&T Offshore, Inc.†	9.75%	11/1/2023		8,260	8,218,700
WPX Energy, Inc.	5.25%	9/15/2024		11,997	12,011,996
WPX Energy, Inc.	5.75%	6/1/2026		8,510	8,573,825
Total					490,214,216

Environmental 0.50%

Covanta Holding Corp.	6.00%	1/1/2027		13,357	13,457,177
Paprec Holding SA(a)	4.00%	3/31/2025	EUR	7,390	7,194,802
Waste Pro USA, Inc.†	5.50%	2/15/2026		$13,669	13,327,275
Total					33,979,254

Food & Drug Retailers 0.79%

Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	5.75%	3/15/2025		3,797	3,635,628
Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	6.625%	6/15/2024		30,321	30,472,605
Fresh Market, Inc. (The)†	9.75%	5/1/2023		11,579	8,828,987
Ingles Markets, Inc.	5.75%	6/15/2023		10,562	10,799,645
Total					53,736,865

Food: Wholesale 2.03%

B&G Foods, Inc.	5.25%	4/1/2025		8,617	8,276,973
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025		10,753	9,731,465
Dole Food Co., Inc.†	7.25%	6/15/2025		6,673	6,036,663
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(c)	5.625%	8/15/2026		14,859	12,165,806
JBS USA LUX SA/JBS USA Finance, Inc.†	5.875%	7/15/2024		6,909	7,128,361
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028		9,905	10,276,438
Kernel Holding SA (Ukraine)†(c)	8.75%	1/31/2022		7,296	7,351,698
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024		11,719	11,806,892
Lamb Weston Holdings, Inc.†	4.875%	11/1/2026		12,043	12,118,269
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc.†	8.50%	6/1/2026		11,418	10,104,930
MHP Lux SA (Luxembourg)†(c)	6.95%	4/3/2026		7,807	7,189,263
Performance Food Group, Inc.†	5.50%	6/1/2024		6,640	6,681,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale (continued)

Post Holdings, Inc.†	5.50%	3/1/2025	$13,432	$13,515,950
Simmons Foods, Inc.†	7.75%	1/15/2024	6,368	6,686,400
Tonon Luxembourg SA (Luxembourg)†(c)(l)	10.50%	5/14/2024	4,699	234,958
TreeHouse Foods, Inc.†	6.00%	2/15/2024	8,043	8,314,451
Total				137,620,017

Forestry/Paper 0.78%

Eldorado Intl. Finance GmbH (Austria)†(c)	8.625%	6/16/2021	6,350	6,618,288
Louisiana-Pacific Corp.	4.875%	9/15/2024	6,870	6,784,125
Mercer International, Inc. (Canada)(c)	5.50%	1/15/2026	9,824	9,431,040
Mercer International, Inc. (Canada)†(c)	7.375%	1/15/2025	5,467	5,726,683
Norbord, Inc. (Canada)†(c)	6.25%	4/15/2023	10,650	10,929,562
Rayonier AM Products, Inc.†	5.50%	6/1/2024	6,825	6,351,209
Suzano Austria GmbH (Brazil)†(c)	6.00%	1/15/2029	6,305	6,712,933
Total				52,553,840

Gaming 2.38%

Boyd Gaming Corp.	6.00%	8/15/2026	6,941	7,144,892
Buena Vista Gaming Authority†	13.00%	4/1/2023	9,348	9,090,930
Churchill Downs, Inc.†	4.75%	1/15/2028	15,907	15,273,901
Eldorado Resorts, Inc.†	6.00%	9/15/2026	6,776	6,928,460
Eldorado Resorts, Inc.	6.00%	4/1/2025	13,055	13,332,419
Enterprise Development Authority (The)†	12.00%	7/15/2024	10,890	10,998,900
Everi Payments, Inc.†	7.50%	12/15/2025	9,796	9,820,490
Gateway Casinos & Entertainment Ltd. (Canada)†(c)	8.25%	3/1/2024	6,800	7,106,000
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	9,358	9,825,900
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	6,675	6,850,219
MGM Resorts International	4.625%	9/1/2026	22,007	21,016,685
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	10,090	9,938,650
Penn National Gaming, Inc.†	5.625%	1/15/2027	13,855	13,274,753
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(c)	7.00%	7/15/2026	6,677	6,849,333
Station Casinos LLC†	5.00%	10/1/2025	6,918	6,736,402
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.†	5.875%	5/15/2025	6,952	6,882,480
Total				161,070,414

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution 2.34%

Antero Midstream Partners LP/Antero Midstream Finance Corp.	5.375%	9/15/2024	$8,225	$8,266,125
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	22,047	22,543,057
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025	23,628	25,223,126
Cheniere Corpus Christi Holdings LLC	7.00%	6/30/2024	5,664	6,287,040
Holly Energy Partners LP/Holly Energy Finance Corp.†	6.00%	8/1/2024	7,202	7,418,060
LBC Tank Terminals Holding Netherlands BV (Belgium)†(c)	6.875%	5/15/2023	7,105	6,758,631
NGPL PipeCo LLC†	4.875%	8/15/2027	12,145	12,262,655
Rockies Express Pipeline LLC†	6.875%	4/15/2040	18,473	19,904,658
Rockpoint Gas Storage Canada Ltd. (Canada)†(c)	7.00%	3/31/2023	9,566	9,410,553
Southern Star Central Corp.†	5.125%	7/15/2022	9,846	9,796,770
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.25%	11/15/2023	8,738	8,650,620
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.375%	2/1/2027	9,221	9,313,302
Targa Resources Partners LP/Targa Resources Partners Finance Corp.†	5.875%	4/15/2026	7,718	8,065,310
Targa Resources Partners LP /Targa Resources Partners Finance Corp.†	6.50%	7/15/2027	4,493	4,762,580
Total				158,662,487

Health Facilities 4.37%

Acadia Healthcare Co., Inc.	5.625%	2/15/2023	5,684	5,669,790
AHP Health Partners, Inc.†	9.75%	7/15/2026	12,077	12,741,235
CHS/Community Health Systems, Inc.	5.125%	8/1/2021	7,130	7,031,963
CHS/Community Health Systems, Inc.	6.25%	3/31/2023	3,794	3,665,953
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	17,912	17,822,440
CHS/Community Health Systems, Inc.†(h)	8.00%	3/15/2026	10,864	10,720,921
HCA, Inc.	5.375%	2/1/2025	8,147	8,470,354
HCA, Inc.	5.50%	6/15/2047	35,235	36,409,416
HCA, Inc.	5.875%	2/15/2026	1,453	1,538,364
HCA, Inc.	7.50%	12/15/2023	10,647	11,901,962
HCA, Inc.	7.69%	6/15/2025	3,765	4,311,076
HCA, Inc.	8.36%	4/15/2024	12,701	14,637,902
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	15,107	15,031,465
Rede D’or Finance Sarl (Luxembourg)†(c)	4.95%	1/17/2028	13,908	13,143,060
RegionalCare Hospital Partners Holdings, Inc.†	8.25%	5/1/2023	6,220	6,670,950
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	29,438	30,284,342
Surgery Center Holdings, Inc.†	6.75%	7/1/2025	10,275	9,401,625
Tenet Healthcare Corp.	4.625%	7/15/2024	14,970	14,932,575
Tenet Healthcare Corp.	5.125%	5/1/2025	42,856	42,588,150
Tenet Healthcare Corp.	7.00%	8/1/2025	9,673	9,733,456

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)

Tenet Healthcare Corp.	6.75%	6/15/2023	$18,399	$18,927,971
Total				295,634,970

Health Services 2.26%

Air Medical Group Holdings, Inc.†	6.375%	5/15/2023	13,187	11,274,885
Charles River Laboratories International, Inc.†	5.50%	4/1/2026	6,616	6,897,180
DaVita, Inc.	5.00%	5/1/2025	15,289	14,806,632
DaVita, Inc.	5.125%	7/15/2024	10,705	10,624,712
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	6,830	6,283,600
HCA, Inc.	5.875%	2/1/2029	10,817	11,357,850
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	10,100	10,201,000
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	9,274	9,262,408
NVA Holdings, Inc.†	6.875%	4/1/2026	6,808	6,603,760
Service Corp. International	4.625%	12/15/2027	13,621	13,501,816
Tenet Healthcare Corp.†	6.25%	2/1/2027	17,889	18,436,851
Verscend Escrow Corp.†	9.75%	8/15/2026	22,745	23,342,056
West Street Merger Sub, Inc.†	6.375%	9/1/2025	11,294	10,588,125
Total				153,180,875

Hotels 0.82%

ESH Hospitality, Inc.†	5.25%	5/1/2025	10,075	10,049,812
Hilton Domestic Operating Co., Inc.	4.25%	9/1/2024	7,611	7,515,863
Hilton Domestic Operating Co., Inc.†	5.125%	5/1/2026	13,784	13,883,383
Marriott Ownership Resorts, Inc./ILG LLC†	6.50%	9/15/2026	10,269	10,641,251
Wyndham Destinations, Inc.	5.75%	4/1/2027	4,697	4,679,386
Wyndham Destinations, Inc.	6.35%	10/1/2025	6,014	6,269,595
Wyndham Hotels & Resorts, Inc.†	5.375%	4/15/2026	2,426	2,466,393
Total				55,505,683

Insurance Brokerage 0.69%

Acrisure LLC/Acrisure Finance, Inc.†	7.00%	11/15/2025	10,754	9,550,412
Acrisure LLC/Acrisure Finance, Inc.†	8.125%	2/15/2024	8,669	8,896,561
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%	8/1/2023	8,263	8,578,027
AssuredPartners, Inc.†	7.00%	8/15/2025	6,844	6,536,020
HUB International Ltd.†	7.00%	5/1/2026	13,577	13,339,403
Total				46,900,423

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Integrated Energy 0.71%

Cenovus Energy, Inc. (Canada)(c)	4.25%	4/15/2027		$9,894	$9,431,671
Cheniere Energy Partners LP	5.25%	10/1/2025		10,042	10,205,183
Cheniere Energy Partners LP†	5.625%	10/1/2026		11,493	11,737,226
Rio Oil Finance Trust Series 2018-1 (Brazil)†(c)	8.20%	4/6/2028		15,501	16,752,861
Total					48,126,941

Investments & Miscellaneous Financial Services 0.64%

BrightSphere Investment Group plc (United Kingdom)(c)	4.80%	7/27/2026		4,962	4,745,291
E*TRADE Financial Corp.	5.875%(3 Mo. LIBOR + 4.44%)#	—	(j)	6,467	6,386,162
MSCI, Inc.†	5.375%	5/15/2027		4,869	5,039,415
MSCI, Inc.†	5.75%	8/15/2025		16,254	16,985,430
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022		9,882	10,162,451
Total					43,318,749

Life Insurance 0.22%

CNO Financial Group, Inc.	5.25%	5/30/2025		14,699	15,112,409

Machinery 0.69%

Itron, Inc.†	5.00%	1/15/2026		10,256	9,999,600
Mueller Water Products, Inc.†	5.50%	6/15/2026		16,698	16,864,980
RBS Global, Inc./Rexnord LLC†	4.875%	12/15/2025		20,290	19,985,650
Total					46,850,230

Managed Care 1.68%

Centene Corp.	4.75%	1/15/2025		20,649	20,829,679
Centene Corp.†	5.375%	6/1/2026		18,919	19,675,760
Centene Corp.	6.125%	2/15/2024		6,349	6,654,546
Molina Healthcare, Inc.†	4.875%	6/15/2025		26,954	26,650,767
Molina Healthcare, Inc.	5.375%	11/15/2022		6,315	6,534,052
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022		9,240	9,156,470
WellCare Health Plans, Inc.	5.25%	4/1/2025		23,374	23,951,338
Total					113,452,612

Media: Content 4.02%

AMC Networks, Inc.	4.75%	8/1/2025		20,580	20,065,500
AMC Networks, Inc.	5.00%	4/1/2024		11,871	11,807,965
Belo Corp.	7.25%	9/15/2027		11,082	11,705,362
EW Scripps Co. (The)†	5.125%	5/15/2025		13,494	13,021,710
Gray Television, Inc.†	5.125%	10/15/2024		5,110	5,103,613

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Media: Content (continued)

Gray Television, Inc.†	5.875%	7/15/2026		$11,267	$11,407,837
Gray Television, Inc.†	7.00%	5/15/2027		11,511	12,201,660
Netflix, Inc.(a)	3.625%	5/15/2027	EUR	30,266	35,286,006
Netflix, Inc.† (a)	4.625%	5/15/2029		12,367	14,935,464
Netflix, Inc.	4.875%	4/15/2028		$8,422	8,221,977
Netflix, Inc.	5.875%	2/15/2025		32,410	34,435,625
Netflix, Inc.†	5.875%	11/15/2028		6,182	6,454,317
Salem Media Group, Inc.†	6.75%	6/1/2024		10,139	9,378,575
Sinclair Television Group, Inc.†	5.125%	2/15/2027		14,048	13,205,120
Sinclair Television Group, Inc.†	5.875%	3/15/2026		13,206	13,057,432
Sirius XM Radio, Inc.†	5.00%	8/1/2027		22,224	21,806,856
Sirius XM Radio, Inc.†	5.375%	7/15/2026		11,053	11,122,081
Sirius XM Radio, Inc.†	6.00%	7/15/2024		7,306	7,598,240
Univision Communications, Inc.†	5.125%	5/15/2023		1,282	1,166,620
Univision Communications, Inc.†	5.125%	2/15/2025		4,041	3,525,773
WMG Acquisition Corp.†	5.00%	8/1/2023		6,372	6,411,825
Total					271,919,558

Medical Products 0.69%

Hill-Rom Holdings, Inc.†	5.00%	2/15/2025		8,573	8,573,000
Hill-Rom Holdings, Inc.†	5.75%	9/1/2023		8,123	8,386,998
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022		16,293	15,763,477
Teleflex, Inc.	4.625%	11/15/2027		4,187	4,171,592
Teleflex, Inc.	4.875%	6/1/2026		9,379	9,554,856
Total					46,449,923

Metals/Mining (Excluding Steel) 3.31%

Alcoa Nederland Holding BV (Netherlands)†(c)	6.75%	9/30/2024		14,337	15,215,141
Baffinland Iron Mines Corp. (Canada)†(c)	8.75%	7/15/2026		14,347	14,483,583
Barminco Finance Pty Ltd. (Australia)†(c)	6.625%	5/15/2022		9,650	9,674,125
Cleveland-Cliffs, Inc.	5.75%	3/1/2025		20,448	20,039,040
Coeur Mining, Inc.	5.875%	6/1/2024		10,447	10,120,531
Compass Minerals International, Inc.†	4.875%	7/15/2024		7,107	6,645,045
CONSOL Energy, Inc.†	11.00%	11/15/2025		14,244	16,238,160
Eterna Capital Pte Ltd. PIK 8.00% (Singapore)(c)	8.00%	12/11/2022		9,739	8,114,014
Freeport-McMoRan, Inc.	3.875%	3/15/2023		40,840	40,349,103
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023		4,183	4,209,144
Imperial Metals Corp. (Canada)†(c)	7.00%	3/15/2019		8,089	5,217,405
Mirabela Nickel Ltd. (Australia)	1.00%	9/10/2044		51	5	(b)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) (continued)

New Gold, Inc. (Canada)†(c)	6.25%	11/15/2022	$11,099	$9,891,984
Nexa Resources SA (Brazil)†(c)	5.375%	5/4/2027	6,500	6,626,100
Novelis Corp.†	5.875%	9/30/2026	7,009	6,851,298
Novelis Corp.†	6.25%	8/15/2024	7,351	7,422,231
Peabody Energy Corp.†	6.375%	3/31/2025	23,885	23,574,495
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	11,494	9,999,780
Warrior Met Coal, Inc.†	8.00%	11/1/2024	9,230	9,512,669
Total				224,183,853

Monoline Insurance 0.10%

MGIC Investment Corp.	5.75%	8/15/2023	6,339	6,634,080

Multi-Line Insurance 0.29%

Genworth Holdings, Inc.	4.90%	8/15/2023	15,076	12,857,717
York Risk Services Holding Corp.†	8.50%	10/1/2022	8,897	7,073,115
Total				19,930,832

Oil Field Equipment & Services 1.79%

Apergy Corp.	6.375%	5/1/2026	9,782	9,806,455
Bristow Group, Inc.†	8.75%	3/1/2023	8,699	6,937,452
CSI Compressco LP/CSI Compressco Finance, Inc.	7.25%	8/15/2022	2,570	2,306,575
CSI Compressco LP/CSI Compressco Finance, Inc.†	7.50%	4/1/2025	11,534	11,245,650
Ensco plc (United Kingdom)(c)	5.20%	3/15/2025	2,472	1,909,620
Exterran Energy Solutions LP/EES Finance Corp.	8.125%	5/1/2025	12,668	12,620,495
Forum Energy Technologies, Inc.	6.25%	10/1/2021	7,159	6,317,818
Nine Energy Service, Inc.†	8.75%	11/1/2023	9,002	9,047,010
Noble Holding International Ltd.†	7.875%	2/1/2026	14,333	13,455,104
Oceaneering International, Inc.	6.00%	2/1/2028	7,402	7,031,900
Oceaneering International, Inc.	4.65%	11/15/2024	7,094	6,588,552
Precision Drilling Corp. (Canada)(c)	5.25%	11/15/2024	14,537	13,301,355
Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024	6,712	7,097,940
Transocean Pontus Ltd.†	6.125%	8/1/2025	5,999	6,088,843
Transocean Proteus Ltd.†	6.25%	12/1/2024	7,182	7,361,140
Total				121,115,909

Oil Refining & Marketing 0.33%

Citgo Holding, Inc.†	10.75%	2/15/2020	15,084	15,517,665
Tupras Turkiye Petrol Rafinerileri AS (Turkey)†(c)	4.50%	10/18/2024	7,536	6,900,338
Total				22,418,003

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Packaging 0.98%

Ball Corp.	4.875%	3/15/2026	$13,792	$14,102,320
Flex Acquisition Co., Inc.†	7.875%	7/15/2026	8,562	8,219,520
Intertape Polymer Group, Inc. (Canada)†(c)	7.00%	10/15/2026	11,553	11,668,530
Pactiv LLC	7.95%	12/15/2025	9,754	9,546,727
Sealed Air Corp.†	6.875%	7/15/2033	8,808	9,248,400
Trident Merger Sub, Inc.†	6.625%	11/1/2025	9,073	8,596,668
TriMas Corp.†	4.875%	10/15/2025	5,157	5,076,422
Total				66,458,587

Personal & Household Products 0.70%

Energizer Holdings, Inc.†	6.375%	7/15/2026	7,865	7,963,313
Energizer Holdings, Inc.†	7.75%	1/15/2027	3,987	4,261,106
High Ridge Brands Co.†	8.875%	3/15/2025	8,496	3,440,880
HLF Financing Sarl LLC/Herbalife International, Inc.†	7.25%	8/15/2026	10,227	10,444,835
Mattel, Inc.	5.45%	11/1/2041	8,271	6,368,670
Mattel, Inc.†	6.75%	12/31/2025	15,025	14,837,187
Total				47,315,991

Pharmaceuticals 1.91%

Bausch Health Americas, Inc.†(h)	8.50%	1/31/2027	24,174	25,095,634
Bausch Health Cos., Inc.†	5.50%	3/1/2023	16,666	16,645,167
Bausch Health Cos., Inc.†	5.625%	12/1/2021	14,064	14,093,886
Bausch Health Cos., Inc.†	5.875%	5/15/2023	33,768	33,725,790
Bausch Health Cos., Inc.†	7.00%	3/15/2024	6,590	6,960,688
Elanco Animal Health, Inc.†	4.90%	8/28/2028	6,759	7,008,883
Horizon Pharma USA, Inc.†	8.75%	11/1/2024	11,636	12,654,150
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(c)	3.15%	10/1/2026	15,879	13,224,251
Total				129,408,449

Printing & Publishing 0.10%

W/S Packaging Holdings, Inc.†	9.00%	4/15/2023	6,783	6,986,490

Publishing & Printing 0.15%

Meredith Corp.	6.875%	2/1/2026	9,692	10,058,358

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Rail 0.33%

Rumo Luxembourg Sarl (Luxembourg)†(c)	5.875%	1/18/2025	$10,491	$10,759,832
Rumo Luxembourg Sarl (Luxembourg)†(c)	7.375%	2/9/2024	10,873	11,697,173
Total				22,457,005

Recreation & Travel 0.75%

24 Hour Fitness Worldwide, Inc.†	8.00%	6/1/2022	6,722	6,621,170
Boyne USA, Inc.†	7.25%	5/1/2025	9,061	9,740,575
Merlin Entertainments plc (United Kingdom)†(c)	5.75%	6/15/2026	7,625	7,924,891
Six Flags Entertainment Corp.†	4.875%	7/31/2024	6,820	6,734,750
Six Flags Entertainment Corp.†	5.50%	4/15/2027	6,904	6,800,440
VOC Escrow Ltd.†	5.00%	2/15/2028	12,919	12,628,323
Total				50,450,149

Restaurants 1.27%

CEC Entertainment, Inc.	8.00%	2/15/2022	17,654	16,197,545
IRB Holding Corp.†	6.75%	2/15/2026	16,963	16,072,442
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027	11,533	11,385,378
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024	19,685	19,985,787
Wendy’s International LLC	7.00%	12/15/2025	10,154	10,610,930
Yum! Brands, Inc.	5.35%	11/1/2043	13,251	11,395,860
Total				85,647,942

Software/Services 0.94%

Banff Merger Sub, Inc.†	9.75%	9/1/2026	13,444	13,057,485
Fair Isaac Corp.†	5.25%	5/15/2026	9,983	10,132,745
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.†	6.00%	7/15/2025	9,955	10,258,429
Match Group, Inc.†	5.00%	12/15/2027	20,146	20,025,728
VeriSign, Inc.	5.25%	4/1/2025	9,788	10,203,990
Total				63,678,377

Specialty Retail 1.64%

Asbury Automotive Group, Inc.	6.00%	12/15/2024	6,700	6,834,000
Claire’s Stores, Inc.	14.00%	3/15/2039	943	1,531,563
Conn’s, Inc.	7.25%	7/15/2022	13,949	13,181,805
Cumberland Farms, Inc.†	6.75%	5/1/2025	6,254	6,496,343

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Specialty Retail (continued)

Guitar Center Escrow Issuer, Inc.†	9.50%	10/15/2021		$10,180	$9,823,700
KGA Escrow LLC†	7.50%	8/15/2023		6,791	6,875,888
Levi Strauss & Co.(a)	3.375%	3/15/2027	EUR	5,500	6,521,850
Murphy Oil USA, Inc.	5.625%	5/1/2027		$10,080	10,206,000
PetSmart, Inc.†	5.875%	6/1/2025		8,138	6,510,400
Sally Holdings LLC/Sally Capital, Inc.	5.625%	12/1/2025		7,041	6,926,584
Under Armour, Inc.	3.25%	6/15/2026		15,049	13,414,895
Weight Watchers International, Inc.†	8.625%	12/1/2025		14,218	13,240,512
Wolverine World Wide, Inc.†	5.00%	9/1/2026		10,166	9,784,775
Total					111,348,315

Steel Producers/Products 0.46%

Allegheny Technologies, Inc.	7.875%	8/15/2023		6,944	7,631,803
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022		4,912	5,163,740
Steel Dynamics, Inc.	4.125%	9/15/2025		10,556	10,316,801
Steel Dynamics, Inc.	5.00%	12/15/2026		7,875	8,032,500
Total					31,144,844

Support: Services 4.02%

ADT Security Corp. (The)†	4.875%	7/15/2032		11,655	9,877,612
Ahern Rentals, Inc.†	7.375%	5/15/2023		9,694	8,991,185
Algeco Global Finance plc (United Kingdom)†(c)	8.00%	2/15/2023		6,649	6,665,623
Ashtead Capital, Inc.†	4.375%	8/15/2027		2,054	1,984,678
Ashtead Capital, Inc.†	5.25%	8/1/2026		4,462	4,528,930
Brand Industrial Services, Inc.†	8.50%	7/15/2025		14,066	12,764,895
Brink’s Co. (The)†	4.625%	10/15/2027		14,438	13,788,290
Cardtronics, Inc./Cardtronics USA, Inc.†	5.50%	5/1/2025		7,558	7,227,337
Cloud Crane LLC†	10.125%	8/1/2024		6,087	6,497,873
Deck Chassis Acquisition, Inc.†	10.00%	6/15/2023		8,764	8,479,170
Diebold Nixdorf, Inc.	8.50%	4/15/2024		10,099	8,634,645
Garda World Security Corp. (Canada)†(c)	8.75%	5/15/2025		10,372	9,983,050
GEO Group, Inc. (The)	6.00%	4/15/2026		9,941	9,257,556
H&E Equipment Services, Inc.	5.625%	9/1/2025		7,069	7,024,819
Jurassic Holdings III, Inc.†	6.875%	2/15/2021		13,181	12,363,646
Laureate Education, Inc.†	8.25%	5/1/2025		7,790	8,452,150
Marble II Pte Ltd. (Singapore)†(c)	5.30%	6/20/2022		8,926	8,876,238

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Support: Services (continued)

MasTec, Inc.	4.875%	3/15/2023		$8,880	$8,935,500
Mobile Mini, Inc.	5.875%	7/1/2024		8,651	8,780,765
Monitronics International, Inc.	9.125%	4/1/2020		9,381	2,298,345
Ritchie Bros Auctioneers, Inc. (Canada)†(c)	5.375%	1/15/2025		7,406	7,572,635
ServiceMaster Co. LLC (The)†	5.125%	11/15/2024		7,023	7,075,672
Sotheby’s†	4.875%	12/15/2025		7,164	6,949,080
Techem Verwaltungsgesellschaft 674 mbH†(a)	6.00%	7/30/2026	EUR	8,632	10,076,610
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.†	6.75%	6/1/2025		$7,651	7,765,765
United Rentals North America, Inc.	4.625%	10/15/2025		6,810	6,639,750
United Rentals North America, Inc.	4.875%	1/15/2028		28,407	27,194,021
WeWork Cos., Inc.†	7.875%	5/1/2025		10,238	9,555,637
Williams Scotsman International, Inc.†	6.875%	8/15/2023		13,105	12,908,425
Williams Scotsman International, Inc.†	7.875%	12/15/2022		10,768	10,956,440
Total					272,106,342

Technology Hardware & Equipment 0.83%

Banff Merger Sub, Inc.†(a)	8.375%	9/1/2026	EUR	9,724	10,967,041
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024		$8,825	9,244,188
Dell International LLC/EMC Corp.†	6.02%	6/15/2026		17,451	18,523,378
Western Digital Corp.	4.75%	2/15/2026		18,246	17,288,085
Total					56,022,692

Telecommunications: Satellite 0.81%

Inmarsat Finance plc (United Kingdom)†(c)	6.50%	10/1/2024		6,538	6,521,655
Intelsat Connect Finance SA (Luxembourg)†(c)	9.50%	2/15/2023		7,015	6,822,088
Intelsat Jackson Holdings SA (Luxembourg)(c)	5.50%	8/1/2023		27,021	24,926,872
Intelsat Jackson Holdings SA (Luxembourg)†(c)	8.50%	10/15/2024		16,050	16,285,935
Total					54,556,550

Telecommunications: Wireless 2.69%

Millicom International Cellular SA (Luxembourg)†(c)	6.625%	10/15/2026		8,786	9,124,261
Sprint Capital Corp.	6.875%	11/15/2028		119,281	118,013,639
T-Mobile USA, Inc.	6.50%	1/15/2026		51,339	54,932,730
Total					182,070,630

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Wireline Integrated & Services 1.65%

Cogent Communications Group, Inc.†	5.375%	3/1/2022		$12,907	$13,197,408
DKT Finance ApS (Denmark)†(c)	9.375%	6/17/2023		21,942	23,642,505
Equinix, Inc.(a)	2.875%	2/1/2026	EUR	18,116	21,073,605
GCI LLC	6.875%	4/15/2025		$15,746	16,139,650
InterXion Holding NV†(a)	4.75%	6/15/2025	EUR	8,471	10,222,607
Level 3 Financing, Inc.	5.25%	3/15/2026		$2,032	1,998,980
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.25%	10/15/2023		21,227	18,520,557
WTT Investment Ltd. (Hong Kong)†(c)	5.50%	11/21/2022		7,281	7,225,534
Total					112,020,846

Theaters & Entertainment 0.26%

AMC Entertainment Holdings, Inc.	5.875%	11/15/2026		6,715	6,060,959
AMC Entertainment Holdings, Inc.	6.125%	5/15/2027		5,097	4,593,671
Live Nation Entertainment, Inc.†	5.625%	3/15/2026		6,779	6,948,475
Total					17,603,105

Tobacco 0.10%

Pyxus International, Inc.	9.875%	7/15/2021		7,185	6,448,538

Transportation: Infrastructure/Services 0.89%

Autopistas del Sol SA (Costa Rica)†(c)	7.375%	12/30/2030		11,278	10,826,693
Dynagas LNG Partners LP/Dynagas Finance, Inc. (Greece)(c)	6.25%	10/30/2019		7,254	7,108,920
Golar LNG Partners LP (United Kingdom)†(c)	8.934%(3 Mo. LIBOR + 6.25%)#	5/18/2021		7,000	7,000,406
Great Lakes Dredge & Dock Corp.	8.00%	5/15/2022		6,767	7,113,809
Promontoria Holding BV†(a)	6.75%	8/15/2023	EUR	12,644	14,663,163
Stena AB (Sweden)†(c)	7.00%	2/1/2024		$7,339	6,898,660
Uber Technologies, Inc.†	8.00%	11/1/2026		6,404	6,708,190
Total					60,319,841

Trucking & Delivery 0.11%

Kenan Advantage Group, Inc. (The)†	7.875%	7/31/2023		7,325	7,164,802
Total High Yield Corporate Bonds (cost $5,928,302,380)					5,885,334,956

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.31%

Caesars Palace Las Vegas Trust 2017-VICI E†	4.354	%#(m)	10/15/2034	$7,954	$7,955,284
Caesars Palace Las Vegas Trust 2017-VICI F†	4.354	%#(m)	10/15/2034	13,397	13,136,355
Morgan Stanley Capital I Trust 2005-IQ9 G†	5.51	%#(m)	7/15/2056	2,000	105,000
Total Non-Agency Commercial Mortgage-Backed Securities (cost $21,769,541)					21,196,639

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.01%

Energy: Exploration & Production

Templar Energy LLC (cost $1,866,653)	Zero Coupon			187	468,464	(d)

	Exercise Price		Expiration Date
WARRANT 0.00%

Personal & Household Products

Remington Outdoor Co., Inc.* (cost $754,851)	$35.05		5/15/2022	129	1,294	(d)
Total Long-Term Investments (cost $6,716,348,014)					6,662,296,529

				Principal Amount (000)
SHORT-TERM INVESTMENT 1.11%

REPURCHASE AGREEMENT

Repurchase Agreement dated 2/28/2019, 1.45% due 3/1/2019 with Fixed Income Clearing Corp. collateralized by $76,295,000 of U.S. Treasury Note at 2.50% due 2/28/2021; value: $76,295,000; proceeds: $74,801,934 (cost $74,798,921)				$74,799	74,798,921
Total Investments in Securities 99.52% (cost $6,791,146,935)					6,737,095,450
Less Unfunded Commitment (.13%) (cost $8,873,366)					(8,866,914)
Net Investments in Securities 99.39% (cost $6,782,273,569)					6,728,228,536
Cash and Other Assets in Excess of Liabilities(n) 0.61%					41,631,732
Net Assets 100.00%					$6,769,860,268

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
ADR	American Depositary Receipt.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2019.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Security fair valued by the Pricing Committee.
(c)	Foreign security traded in U.S. dollars.
(d)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2019.
(f)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	Interest rate to be determined.
(h)	Securities purchased on a when-issued basis (See Note 2(f)).
(i)	Stub Rights issued in connection with a plan of reorganization.
(j)	Security is perpetual in nature and has no stated maturity.
(k)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(l)	Defaulted (non-income producing security).
(m)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(n)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at February 28, 2019(1):

Referenced Index	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX.NA.HY.31(4)(5)	Credit Suisse	5.00%	12/20/2023	$179,443,880	$190,665,423	$7,457,093	$3,764,450

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization (See Note 2(n)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $3,764,450. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Credit Default Swaps on Indexes - Sell Protection at February 28, 2019(1):

Referenced Issuer	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Tesla	J.P. Morgan	1.00%	6/20/2020	$7,938,000	$7,669,773	$(439,972)	$171,745	$(268,227)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization (See Note 2(n)).
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $171,745. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

Open Forward Foreign Currency Exchange Contracts at February 28, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Morgan Stanley	3/5/2019	1,955,000	$2,468,416	$2,593,145	$124,729
euro	Buy	State Street Bank and Trust	3/7/2019	1,700,000	1,923,182	1,934,145	10,963
euro	Buy	State Street Bank and Trust	3/7/2019	1,423,000	1,615,631	1,618,993	3,362
euro	Buy	State Street Bank and Trust	3/7/2019	1,800,000	2,045,123	2,047,918	2,795
euro	Buy	State Street Bank and Trust	3/7/2019	4,471,000	5,079,129	5,086,800	7,671
euro	Sell	Bank of America	3/7/2019	571,000	653,667	649,645	4,022
euro	Sell	J.P. Morgan	3/7/2019	1,583,000	1,813,501	1,801,030	12,471
euro	Sell	Toronto Dominion Bank	3/7/2019	75,200,000	85,913,293	85,557,457	355,836
euro	Sell	Toronto Dominion Bank	3/7/2019	2,900,000	3,339,152	3,299,423	39,729
euro	Sell	State Street Bank and Trust	5/14/2019	4,344,000	4,971,273	4,970,545	728
euro	Sell	State Street Bank and Trust	5/14/2019	1,183,000	1,353,825	1,353,627	198
euro	Sell	State Street Bank and Trust	5/14/2019	1,231,000	1,409,042	1,408,550	492
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$562,996

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	Morgan Stanley	3/7/2019	3,627,000	$4,135,876	$4,126,555	$(9,321)
British pound	Sell	BNP Paribas S.A.	3/5/2019	1,035,000	1,341,207	1,372,841	(31,634)
British pound	Sell	Citibank	3/5/2019	19,950,000	25,522,751	26,462,015	(939,264)
British pound	Sell	State Street Bank and Trust	3/5/2019	2,000,000	2,579,956	2,652,834	(72,878)
Canadian dollar	Sell	State Street Bank and Trust	3/5/2019	8,605,000	6,502,182	6,539,599	(37,417)
euro	Sell	J.P. Morgan	3/7/2019	4,697,000	5,332,272	5,343,928	(11,656)
euro	Sell	J.P. Morgan	5/14/2019	2,362,000	2,694,544	2,702,676	(8,132)
euro	Sell	J.P. Morgan	5/14/2019	14,725,000	16,810,893	16,848,819	(37,926)
euro	Sell	State Street Bank and Trust	5/14/2019	90,450,000	103,305,016	103,495,801	(190,785)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,339,013)

Open Futures Contracts at February 28, 2019:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro- Bobl	June 2019	32	Short	EUR	(4,236,103)	EUR	(4,225,600)	$11,947
Euro- Bund	June 2019	326	Short	EUR	(53,385,150)	EUR	(53,063,020)	366,407
U.S. 10-Year Ultra Treasury Bond	June 2019	1,958	Short		$(255,209,695)		$(253,469,219)	1,740,476
U.S. Long Bond	June 2019	2,214	Short		(322,099,429)		(319,853,813)	2,245,616
Total Unrealized Appreciation on Open Futures Contracts								$4,364,446

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2019	8,522	Long	$1,809,625,992	$1,808,328,449	$(1,297,543)
U.S. 5-Year Treasury Note	June 2019	1,587	Long	182,086,302	181,810,688	(275,614)
U.S. 10-Year Treasury Note	June 2019	1,550	Long	189,998,799	189,100,000	(898,799)
U.S. Ultra Treasury Bond	June 2019	645	Long	104,571,767	102,937,970	(1,633,797)
Total Unrealized Depreciation on Open Futures Contracts						$(4,105,753)

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Energy: Exploration & Production	$1,534,593	$107,296	$—	$1,641,889
Food & Drug Retailers	—	—	197	197
Investments & Miscellaneous Financial Services	9,982,909	—	48,812	10,031,721
Personal & Household Products	3,073,949	—	15,425,887	18,499,836
Specialty Retail	27,758,270	5,898,000	—	33,656,270
Transportation: Infrastructure/Services	—	—	3,989,900	3,989,900
Remaining Industries	181,139,412	—	—	181,139,412
Convertible Bonds	—	87,632,138	—	87,632,138
Convertible Preferred Stock	6,796,378	—	—	6,796,378
Floating Rate Loans
Auto Parts & Equipment	—	—	6,570,996	6,570,996
Building Materials	—	6,846,395	6,881,875	13,728,270
Food & Drug Retailers	—	7,502,994	265	7,503,259
Health Services	—	6,700,152	7,091,015	13,791,167
Oil Field Equipment & Services	—	—	14,370,360	14,370,360
Packaging	—	—	60,670	60,670
Personal & Household Products	—	13,312,005	7,820,718	21,132,723
Restaurants	—	6,522,089	15,996,383	22,518,472
Specialty Retail	—	9,542,207	6,584,571	16,126,778
Support: Services	—	7,108,000	11,766,500	18,874,500
Remaining Industries	—	127,301,716	—	127,301,716
Foreign Bonds	—	73,793,877	—	73,793,877
Foreign Government Obligations	—	67,267,733	—	67,267,733
High Yield Corporate Bonds
Automakers	—	69,687,010	850	69,687,860
Banking	—	192,202,077	1,000	192,203,077
Chemicals	—	158,576,453	311	158,576,764
Metals/Mining (Excluding Steel)	—	224,183,848	5	224,183,853
Remaining Industries	—	5,240,683,402	—	5,240,683,402
Non-Agency Commercial Mortgage-Backed Securities	—	21,196,639	—	21,196,639
Preferred Stock	—	—	468,464	468,464
Warrant	—	—	1,294	1,294
Short-Term Investments
Repurchase Agreement	—	74,798,921	—	74,798,921
Total	$230,285,511	$6,400,862,952	$97,080,073	$6,728,228,536

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - HIGH YIELD FUND February 28, 2019

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$3,764,450	$—	$3,764,450
Liabilities	—	—	—	—
Credit Default Swap Contracts
Assets	—	—	—	—
Liabilities	—	(268,227)	—	(268,227)
Forward Foreign Currency Exchange Contracts
Assets	—	562,996	—	562,996
Liabilities	—	(1,339,013)	—	(1,339,013)
Futures Contracts
Assets	4,364,446	—	—	4,364,446
Liabilities	(4,105,753)	—	—	(4,105,753)
Unfunded Commitments
Assets	—	—	—	—
Liabilities	—	(6,452)	—	(6,452)
Total	$258,693	$2,713,754	$—	$2,972,447

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2019.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stocks	Floating Rate Loans	High Yield Corporate Bonds	Preferred Stock	Warrants
Balance as of December 1, 2018	$11,723,618	$87,182,158	$1,557,290	$—	$1,294
Accrued Discounts (Premiums)	—	39,808	—	—	—
Realized Gain (Loss)	—	267,273	—	—	—
Change in Unrealized Appreciation (Depreciation)	3,472,590	(2,246,413)	2,559,156	(93,693)	—
Purchases	12,903,980	14,792,324	—	—	—
Sales	(12,944,484)	(20,219,615)	(8,588,822)	—	—
Transfers into Level 3	4,309,092	14,313,104		562,157	—
Transfers out of Level 3	—	(16,985,286)	(1,555,125)	—	—
Balance as of February 28, 2019	$19,464,796	$77,143,353	$2,166	$468,464	$1,294
Change in unrealized appreciation/depreciation for period ended February 28, 2019, related to Level 3 investments held at February 28, 2019	$951,546	$(874,619)	$2,559,156	$(93,693)	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 94.14%

ASSET-BACKED SECURITIES 7.70%

Automobiles 1.96%

ACC Trust 2018-1 B†	4.82%	5/20/2021	$1,124	$1,128,248
ACC Trust 2018-1 C†	6.81%	2/21/2023	870	880,549
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	2,010	2,008,536
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	710	703,920
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	1,394	1,389,228
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	5,359	5,340,765
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	1,131	1,134,755
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	2,578	2,578,057
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	1,600	1,602,970
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	843	850,358
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	1,786	1,787,003
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	707	712,411
Drive Auto Receivables Trust 2017-1 C	2.84%	4/15/2022	6,248	6,246,734
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	3	3,058
Flagship Credit Auto Trust 2019-1 D†	4.08%	2/18/2025	4,000	4,021,104
Huntington Auto Trust 2016-1 A3	1.59%	11/16/2020	1,015	1,012,652
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	4,200	4,215,237
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	887	895,530
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	382	381,725
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	4,300	4,301,372
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	257	257,017
Total				41,451,229

Credit Cards 1.09%

Barclays Dryrock Issuance Trust 2016-1 A	1.52%	5/16/2022	1,858	1,850,243
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%	10/15/2025	3,166	3,131,740
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%	10/15/2025	1,844	1,809,647
World Financial Network Credit Card Master Trust 2016-A A	2.03%	4/15/2025	4,424	4,323,330
World Financial Network Credit Card Master Trust 2017-C A	2.31%	8/15/2024	8,373	8,293,803
World Financial Network Credit Card Master Trust 2017-C M	2.66%	8/15/2024	3,684	3,647,674
Total				23,056,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other 4.65%

Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	$562	$559,960
Ammc CLO 19 Ltd. 2016-19A A†	4.287%(3 Mo. LIBOR + 1.50	%)#	10/15/2028	5,000	5,002,970
Apidos CLO XVI 2013-16A CR†	5.761%(3 Mo. LIBOR + 3.00	%)#	1/19/2025	750	751,008
Avery Point IV CLO Ltd. 2014-1A BR†	4.371%(3 Mo. LIBOR + 1.60	%)#	4/25/2026	1,294	1,293,573
Avery Point V CLO Ltd. 2014-5A AR†	3.753%(3 Mo. LIBOR + .98	%)#	7/17/2026	704	702,624
Avery Point V CLO Ltd. 2014-5A BR†	4.273%(3 Mo. LIBOR + 1.50	%)#	7/17/2026	1,505	1,498,992
Avery Point VII CLO Ltd. 2015-7A A1†	4.287%(3 Mo. LIBOR + 1.50	%)#	1/15/2028	4,768	4,771,389
Benefit Street Partners CLO IV Ltd. 2014-IVA A2R†	4.811%(3 Mo. LIBOR + 2.05	%)#	1/20/2029	2,720	2,721,601
BlueMountain CLO Ltd. 2016-1A BR†	4.111	%#	4/20/2027	4,939	4,850,713
Bowman Park CLO Ltd. 2014-1A AR†	3.831%(3 Mo. LIBOR + 1.18	%)#	11/23/2025	2,734	2,735,189
Cedar Funding VI CLO Ltd. 2016-6A BR†	4.361%(3 Mo. LIBOR + 1.60	%)#	10/20/2028	2,500	2,484,579
Cent CLO Ltd. 2013-19A A1A†	4.082%(3 Mo. LIBOR + 1.33	%)#	10/29/2025	1,942	1,943,057
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	1,507	1,505,504
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	4,151	4,215,802
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	434	434,611
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028	226	224,895
Galaxy XXI CLO Ltd. 2015-21A AR†	3.781%(3 Mo. LIBOR + 1.02	%)#	4/20/2031	1,012	998,987
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	4.921%(3 Mo. LIBOR + 2.15	%)#	7/25/2027	895	870,990
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	4,572	4,626,904
ICG US CLO Ltd. 2015-2A AR†	3.629%(3 Mo. LIBOR + .85	%)#	1/16/2028	4,946	4,915,907
Jamestown CLO VII Ltd. 2015-7A A2R†	4.071%(3 Mo. LIBOR + 1.30	%)#	7/25/2027	2,039	2,002,417
Madison Park Funding XXI Ltd. 2016-21A A1†	4.301%(3 Mo. LIBOR + 1.53	%)#	7/25/2029	1,255	1,263,613
Magnetite XI Ltd. 2014-11A A1R†	3.90%(3 Mo. LIBOR + 1.12	%)#	1/18/2027	2,631	2,631,666
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.98%(3 Mo. LIBOR + 1.20	%)#	4/18/2025	2,381	2,381,778
Mountain View CLO X Ltd. 2015-10A BR†	4.147%(3 Mo. LIBOR + 1.35	%)#	10/13/2027	2,400	2,364,934
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%		4/15/2021	2,955	2,954,821

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Octagon Investment Partners 24 Ltd. 2015-1A A2AR†	3.991	%#	5/21/2027		$3,764	$3,721,901
OHA Loan Funding Ltd. 2016-1A B1†	4.561%(3 Mo. LIBOR + 1.80	%)#	1/20/2028		4,500	4,471,842
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029		793	796,267
Palmer Square Loan Funding Ltd. 2017-1A B†	4.487%(3 Mo. LIBOR + 1.70	%)#	10/15/2025		2,079	2,024,411
Palmer Square Loan Funding Ltd. 2018-1A A1†	3.387%(3 Mo. LIBOR + .60	%)#	4/15/2026		4,313	4,284,722
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.837%(3 Mo. LIBOR + 1.05	%)#	4/15/2026		1,633	1,587,507
Palmer Square Loan Funding Ltd. 2018-1A B†	4.187%(3 Mo. LIBOR + 1.40	%)#	4/15/2026		1,237	1,188,609
Palmer Square Loan Funding Ltd. 2018-5A A2†	3.87%(3 Mo. LIBOR + 1.40	%)#	1/20/2027		957	942,009
PHEAA Student Loan Trust 2016-1A A†	3.64%(1 Mo. USD-LIBOR-BBA + 1.15	%)#	9/25/2065		9,677	9,835,408
Regatta VI Funding Ltd. 2016-1A CR†	4.811%(3 Mo. LIBOR + 2.05	%)#	7/20/2028		1,857	1,804,311
Salem Fields CLO Ltd. 2016-2A A2R†	4.471%(3 Mo. LIBOR + 1.70	%)#	10/25/2028		2,008	1,997,968
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023		1,122	1,121,876
Seneca Park CLO Ltd. 2014-1A AR†	3.893%(3 Mo. LIBOR + 1.12	%)#	7/17/2026		1,197	1,196,850
Thacher Park CLO Ltd. 2014-1A AR†	3.921%(3 Mo. LIBOR + 1.16	%)#	10/20/2026		2,958	2,959,193
Total						98,641,358
Total Asset-Backed Securities (cost $163,748,903)						163,149,024

				Shares (000)
COMMON STOCKS 0.03%

Electric: Power 0.00%

Eneva SA*(a)				BRL	3	12,731

Oil 0.03%

Chaparral Energy, Inc. Class A*					77	415,557
Dommo Energia SA*(a)				BRL	318	64,048
Templar Energy LLC Class A Units					97	54,638
Total						534,243
Total Common Stocks (cost $3,332,109)						546,974

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BOND 0.01%

Electric: Power

Clearway Energy, Inc.† (cost $298,256)	3.25%	6/1/2020	$308	$299,274

CORPORATE BONDS 78.15%

Aerospace/Defense 1.42%

Bombardier, Inc. (Canada)†(b)	6.125%	1/15/2023	4,399	4,442,990
Bombardier, Inc.(Canada)†(b)	7.50%	3/15/2025	2,432	2,444,160
Embraer Netherlands Finance BV (Netherlands)(b)	5.05%	6/15/2025	3,622	3,856,561
Embraer Overseas Ltd.†	5.696%	9/16/2023	4,875	5,246,767
Harris Corp.	4.40%	6/15/2028	2,923	3,009,932
L3 Technologies, Inc.	4.40%	6/15/2028	2,923	3,003,681
Litton Industries, Inc.	7.75%	3/15/2026	1,960	2,383,030
Lockheed Martin Corp.	7.75%	5/1/2026	900	1,114,868
Northrop Grumman Systems Corp.	7.875%	3/1/2026	930	1,145,995
Triumph Group, Inc.	4.875%	4/1/2021	593	587,070
United Technologies Corp.	3.65%	8/16/2023	2,849	2,891,389
Total				30,126,443

Air Transportation 0.98%

Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(b)	5.00%	6/15/2025	2,233	2,272,488
American Airlines 2013-1 Class B Pass-Through Trust†	5.625%	7/15/2022	5,105	5,192,071
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022	5,610	5,687,337
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	7,671	7,672,092
Total				20,823,988

Apparel 0.32%

PVH Corp.	7.75%	11/15/2023	5,967	6,732,775

Auto Parts: Original Equipment 0.53%

American Axle & Manufacturing, Inc.	6.50%	4/1/2027	3,875	3,841,094
Aptiv plc (Ireland)(b)	4.35%	3/15/2029	1,534	1,532,144
Tenneco, Inc.	5.00%	7/15/2026	1,200	1,032,000
Titan International, Inc.	6.50%	11/30/2023	2,919	2,736,562
ZF North America Capital, Inc.†	4.00%	4/29/2020	2,000	2,005,457
Total				11,147,257

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Automotive 3.10%

Fiat Chrysler Automobiles NV (United Kingdom)(b)	5.25%		4/15/2023		$200	$203,700
Ford Motor Co.	7.45%		7/16/2031		16,431	17,343,455
General Motors Co.	6.75%		4/1/2046		14,530	14,978,753
Hyundai Capital America†	1.75%		9/27/2019		1,755	1,740,952
Hyundai Capital America†	2.00%		7/1/2019		2,847	2,838,472
Hyundai Capital America†	2.50%		3/18/2019		17,525	17,524,124
Volkswagen Group of America Finance LLC†	4.75%		11/13/2028		8,800	8,748,428
Wabash National Corp.†	5.50%		10/1/2025		2,500	2,318,750
Total						65,696,634

Banks: Regional 9.55%

Banco Mercantil del Norte SA†	7.625	%#(c)	—	(d)	2,000	1,970,000
Bank of America Corp.	3.824	%#(c)	1/20/2028		8,949	8,916,478
Bank of America Corp.	4.45%		3/3/2026		9,494	9,676,108
Bank of Ireland Group plc (Ireland)(b)	4.125	%#(c)	9/19/2027		9,794	9,154,168
Bank of Montreal (Canada)(b)	3.803	%#(c)	12/15/2032		3,570	3,414,598
Barclays Bank plc (United Kingdom)†(b)	10.179%		6/12/2021		2,920	3,300,600
BBVA Bancomer SA†	5.125	%#(c)	1/18/2033		4,300	3,867,635
CIT Group, Inc.	5.80	%#(c)	—	(d)	619	604,438
CIT Group, Inc.	6.125%		3/9/2028		2,428	2,634,380
Citigroup, Inc.	3.668	%#(c)	7/24/2028		5,426	5,318,952
Citigroup, Inc.	3.887%(3 Mo. LIBOR + 1.56	%)#(c)	1/10/2028		12,568	12,527,383
Citigroup, Inc.	4.60%		3/9/2026		2,161	2,211,494
Citigroup, Inc.	5.95	%#(c)	—	(d)	1,077	1,086,666
Citizens Financial Group, Inc.†	4.15%		9/28/2022		2,000	2,012,016
Commonwealth Bank of Australia (Australia)†(b)	4.50%		12/9/2025		7,212	7,272,726
Credit Suisse AG (Switzerland)†(b)	6.50%		8/8/2023		5,000	5,355,940
Discover Bank	3.45%		7/27/2026		5,548	5,251,502
Discover Bank	4.682	%#(c)	8/9/2028		4,750	4,739,978
Discover Bank	7.00%		4/15/2020		3,000	3,116,399
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		7,767	9,248,749
Huntington Bancshares, Inc.	5.70	%#(c)	—	(d)	1,834	1,766,756
Intesa Sanpaolo SpA (Italy)†(b)	5.71%		1/15/2026		4,200	3,937,391
Intesa Sanpaolo SpA (Italy)†(b)	6.50%		2/24/2021		538	556,707
Macquarie Bank Ltd. (Australia)†(b)	4.875%		6/10/2025		1,850	1,884,627
Macquarie Bank Ltd. (Australia)†(b)	6.625%		4/7/2021		4,261	4,517,995
Macquarie Bank Ltd. (United Kingdom)†	6.125	%#(c)	—	(d)	1,150	1,049,651
Macquarie Group Ltd. (Australia)†(b)	4.654	%#(c)	3/27/2029		5,682	5,638,771

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Morgan Stanley	3.875%		1/27/2026	$7,343	$7,374,470
Morgan Stanley	3.958%(3 Mo. LIBOR + 1.22	%)#	5/8/2024	4,110	4,136,838
Morgan Stanley	7.30%		5/13/2019	1,195	1,205,276
Popular, Inc.	6.125%		9/14/2023	1,950	2,015,813
Provident Funding Associates LP/PFG Finance Corp.†	6.375%		6/15/2025	1,276	1,154,780
Royal Bank of Scotland Group plc (United Kingdom)(b)	3.875%		9/12/2023	5,950	5,902,632
Royal Bank of Scotland Group plc (United Kingdom)(b)	4.892	%#(c)	5/18/2029	2,707	2,729,858
Santander UK Group Holdings plc (United Kingdom)(b)	3.823	%#(c)	11/3/2028	3,815	3,598,134
Santander UK plc (United Kingdom)†(b)	5.00%		11/7/2023	900	907,037
Santander UK plc (United Kingdom)(b)	7.95%		10/26/2029	5,770	6,788,728
Sberbank of Russia Via SB Capital SA (Luxembourg)(b)	4.15%		3/6/2019	4,807	4,807,024
Standard Chartered plc (United Kingdom)†(b)	4.247	%#(c)	1/20/2023	2,276	2,295,512
Turkiye Vakiflar Bankasi TAO (Turkey)†(b)	5.75%		1/30/2023	2,907	2,729,690
UBS AG	7.625%		8/17/2022	8,750	9,645,869
UBS AG (Switzerland)(b)	5.125%		5/15/2024	13,800	14,089,800
Wells Fargo Capital X	5.95%		12/1/2086	8,224	8,873,244
Westpac Banking Corp. (Australia)(b)	4.322	%#(c)	11/23/2031	3,197	3,115,687
Total					202,402,500

Beverages 1.87%

Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.†	4.70%		2/1/2036	21,343	20,689,954
Anheuser-Busch InBev Worldwide, Inc.	4.75%		1/23/2029	5,392	5,639,875
Bacardi Ltd.†	4.70%		5/15/2028	8,673	8,415,941
Becle SAB de CV (Mexico)†(b)	3.75%		5/13/2025	5,050	4,910,900
Total					39,656,670

Biotechnology Research & Production 0.06%

Sotera Health Topco, Inc. PIK 8.875%†	8.125%		11/1/2021	1,215	1,199,812

Building Materials 0.78%

CPG Merger Sub LLC†	8.00%		10/1/2021	1,587	1,571,130
CRH America Finance, Inc.†	3.95%		4/4/2028	7,213	6,913,197
Griffon Corp.	5.25%		3/1/2022	2,220	2,200,575
Martin Marietta Materials, Inc.	3.313%(3 Mo. LIBOR + .65	%)#	5/22/2020	1,950	1,951,016
Vulcan Materials Co.	3.276%(3 Mo. LIBOR + .65	%)#	3/1/2021	3,900	3,884,518
Total					16,520,436

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Business Services 0.56%

APX Group, Inc.	8.75%	12/1/2020		$241	$240,699
Ashtead Capital, Inc.†	5.625%	10/1/2024		609	631,076
IHS Markit Ltd. (United Kingdom)†(b)	4.00%	3/1/2026		4,836	4,709,442
Red de Carreteras de Occidente S.A.P.I.B. de CV†(a)	9.00%	6/10/2028	MXN	31,250	1,538,089
Techem Verwaltungsgesellschaft 674 mbH(a)	6.00%	7/30/2026	EUR	1,500	1,751,033
United Rentals North America, Inc.	4.875%	1/15/2028		$3,155	3,020,281
Total					11,890,620

Chemicals 1.36%

Blue Cube Spinco LLC	10.00%	10/15/2025		136	156,400
CNAC HK Finbridge Co. Ltd. (Hong Kong)(b)	3.00%	7/19/2020		7,350	7,298,263
CNAC HK Finbridge Co. Ltd. (Hong Kong)(b)	3.50%	7/19/2022		3,000	2,961,678
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(b)	3.949%	4/24/2023		4,600	4,450,546
Rayonier AM Products, Inc.†	5.50%	6/1/2024		2,434	2,265,032
Syngenta Finance NV (Netherlands)†(b)	4.441%	4/24/2023		1,332	1,333,351
Yara International ASA (Norway)†(b)	7.875%	6/11/2019		8,552	8,660,866
Yingde Gases Investment Ltd. (Hong Kong)†(b)	6.25%	1/19/2023		1,800	1,761,411
Total					28,887,547

Coal 0.24%

Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(b)	7.50%	12/11/2022		1,963	1,894,511
Peabody Energy Corp.†	6.00%	3/31/2022		2,737	2,771,212
Peabody Energy Corp.†	6.375%	3/31/2025		506	499,422
Total					5,165,145

Computer Hardware 1.08%

Dell International LLC/EMC Corp.†	6.02%	6/15/2026		5,465	5,800,829
Dell International LLC/EMC Corp.†	8.35%	7/15/2046		8,225	9,637,779
GCI LLC	6.875%	4/15/2025		2,900	2,972,500
Leidos, Inc.	7.125%	7/1/2032		4,309	4,546,296
Total					22,957,404

Computer Software 0.30%

Infor Software Parent LLC/Infor Software Parent, Inc. PIK 7.875%†	7.125%	5/1/2021		582	586,510
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024		2,000	2,177,500
TIBCO Software, Inc.†	11.375%	12/1/2021		3,400	3,614,625
Total					6,378,635

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding 0.28%

Century Communities, Inc.	5.875%	7/15/2025	$1,453	$1,354,922
William Lyon Homes, Inc.	7.00%	8/15/2022	2,576	2,588,880
Williams Scotsman International, Inc.†	7.875%	12/15/2022	1,942	1,975,985
Total				5,919,787

Containers 0.35%

BWAY Holding Co.†	7.25%	4/15/2025	3,892	3,707,130
OI European Group BV (Netherlands)†(b)	4.00%	3/15/2023	603	590,940
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%	2/15/2021	234	235,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	2,962	2,971,218
Total				7,504,663

Diversified 0.09%

KOC Holding AS (Turkey)†(b)	5.25%	3/15/2023	2,000	1,950,914

Drugs 1.64%

AbbVie, Inc.	4.70%	5/14/2045	1,890	1,735,930
Bayer Corp.†	6.65%	2/15/2028	2,915	3,290,458
CVS Health Corp.	4.30%	3/25/2028	23,462	23,500,810
Elanco Animal Health, Inc.†	4.90%	8/28/2028	748	775,654
Express Scripts Holding Co.	6.125%	11/15/2041	1,310	1,478,798
Mylan, Inc.	4.55%	4/15/2028	3,891	3,678,450
Teva Pharmaceutical Finance Co. BV (Curacao)(b)	3.65%	11/10/2021	323	315,118
Total				34,775,218

Electric: Power 6.18%

Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(b)	4.875%	4/23/2030	3,800	3,970,620
Acwa Power Management & Investments One Ltd. (Sounth Africa)†(b)	5.95%	12/15/2039	2,200	2,195,325
Appalachian Power Co.	7.00%	4/1/2038	2,230	2,819,206
Ausgrid Finance Pty Ltd. (Australia)†(b)	4.35%	8/1/2028	6,842	6,863,644
Calpine Corp.	5.50%	2/1/2024	3,885	3,753,881
Cleco Power LLC	6.00%	12/1/2040	4,723	5,315,311

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Electric: Power (continued)

Cleveland Electric Illuminating Co. (The)†	3.50%		4/1/2028		$2,361	$2,238,709
Dominion Energy, Inc.	7.00%		6/15/2038		4,000	4,994,272
Duquesne Light Holdings, Inc.	6.25%		8/15/2035		2,650	2,914,479
Duquesne Light Holdings, Inc.†	6.40%		9/15/2020		975	1,015,841
Edison International	4.125%		3/15/2028		3,170	2,929,477
Electricite de France SA (France)†(b)	5.00%		9/21/2048		7,342	7,235,923
Electricite de France SA (France)†(b)	5.625	%#(c)	—	(d)	2,500	2,411,463
Emera US Finance LP	2.70%		6/15/2021		1,052	1,033,312
Enel Finance International NV (Netherlands)†(b)	2.75%		4/6/2023		5,440	5,171,410
Exelon Generation Co. LLC	5.60%		6/15/2042		2,950	2,924,363
Exelon Generation Co. LLC	6.25%		10/1/2039		7,205	7,637,617
Infraestructura Energetica Nova SAB de CV (Mexico)†(b)	4.875%		1/14/2048		1,954	1,584,694
ITC Holdings Corp.†	5.50%		1/15/2020		750	763,708
Minejesa Capital BV (Netherlands)†(b)	5.625%		8/10/2037		1,800	1,713,042
Mississippi Power Co.	4.25%		3/15/2042		3,605	3,321,831
Oglethorpe Power Corp.†	5.05%		10/1/2048		3,138	3,261,045
Oncor Electric Delivery Co. LLC	7.00%		5/1/2032		247	324,460
Oncor Electric Delivery Co. LLC	7.50%		9/1/2038		299	417,165
Origin Energy Finance Ltd. (Australia)†(b)	5.45%		10/14/2021		4,289	4,463,313
Pacific Gas & Electric Co.(e)	6.05%		3/1/2034		4,000	3,690,000
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(b)	5.375%		5/1/2021		2,560	2,629,962
PSEG Power LLC	8.625%		4/15/2031		8,171	10,691,275
SCANA Corp.	4.125%		2/1/2022		11,685	11,789,119
SCANA Corp.	4.75%		5/15/2021		5,597	5,695,373
SCANA Corp.	6.25%		4/1/2020		1,427	1,458,866
Sempra Energy	4.00%		2/1/2048		4,594	4,010,398
TransAlta Corp. (Canada)(b)	4.50%		11/15/2022		8,265	8,277,398
Virginia Electric & Power Co.	8.875%		11/15/2038		974	1,487,546
Total						131,004,048

Electrical Equipment 1.23%

Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%		1/15/2027		8,903	8,255,379
Lam Research Corp.(f)	3.75%		3/15/2026		4,986	4,994,450
Marvell Technology Group Ltd.	4.20%		6/22/2023		2,588	2,601,121
NXP BV/NXP Funding LLC (Netherlands)†(b)	3.875%		9/1/2022		400	399,964
NXP BV/NXP Funding LLC (Netherlands)†(b)	4.625%		6/1/2023		9,482	9,688,992
Total						25,939,906

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.76%

Itron, Inc.†	5.00%	1/15/2026	$2,428	$2,367,300
Tech Data Corp.	3.70%	2/15/2022	7,187	7,116,893
Trimble, Inc.	4.90%	6/15/2028	6,672	6,631,938
Total				16,116,131

Engineering & Contracting Services 0.36%

Brand Industrial Services, Inc.†	8.50%	7/15/2025	2,087	1,893,952
Fluor Corp.	4.25%	9/15/2028	2,881	2,793,264
Indika Energy Capital III Pte Ltd. (Singapore)†(b)	5.875%	11/9/2024	3,000	2,822,742
Total				7,509,958

Entertainment 0.42%

Eldorado Resorts, Inc.†	6.00%	9/15/2026	1,625	1,661,563
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	2,045	2,014,325
Scientific Games International, Inc.	6.625%	5/15/2021	2,493	2,538,148
Scientific Games International, Inc.	10.00%	12/1/2022	2,467	2,602,685
Total				8,816,721

Environmental Services 0.05%

Waste Pro USA, Inc.†	5.50%	2/15/2026	1,164	1,134,900

Financial Services 3.06%

Affiliated Managers Group, Inc.	3.50%	8/1/2025	541	523,736
Affiliated Managers Group, Inc.	4.25%	2/15/2024	605	621,918
Air Lease Corp.	3.625%	4/1/2027	6,981	6,378,238
Discover Financial Services	3.85%	11/21/2022	1,950	1,962,932
Discover Financial Services	4.10%	2/9/2027	4,115	4,008,606
E*TRADE Financial Corp.	3.80%	8/24/2027	1,448	1,375,909
E*TRADE Financial Corp.	4.50%	6/20/2028	2,713	2,710,815
GE Capital International Funding Co. Unlimited Co. (Ireland)(b)	4.418%	11/15/2035	18,502	16,741,097
International Lease Finance Corp.	5.875%	4/1/2019	5,630	5,638,902
International Lease Finance Corp.	5.875%	8/15/2022	613	652,179
Nationstar Mortgage Holdings, Inc.†	9.125%	7/15/2026	4,054	4,155,350
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	1,237	1,243,692
Navient Corp.	6.75%	6/25/2025	7,825	7,678,281
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	4,123	4,096,638

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	$5,679	$4,836,504
SURA Asset Management SA (Colombia)†(b)	4.375%	4/11/2027	2,285	2,250,177
Total				64,874,974

Food 1.02%

Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	6.625%	6/15/2024	1,950	1,959,750
Campbell Soup Co.	3.80%	8/2/2042	3,405	2,590,172
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	1,594	1,442,570
Conagra Brands, Inc.	4.60%	11/1/2025	4,860	4,937,882
Conagra Brands, Inc.	5.40%	11/1/2048	1,100	1,035,077
Kraft Heinz Foods Co.	6.875%	1/26/2039	4,606	5,078,797
Kraft Heinz Foods Co.†	7.125%	8/1/2039	493	550,451
Sigma Alimentos SA de CV (Mexico)†(b)	4.125%	5/2/2026	3,230	3,133,132
Smithfield Foods, Inc.†	3.35%	2/1/2022	975	939,149
Total				21,666,980

Health Care Products 0.54%

Kinetic Concepts, Inc./KCI USA, Inc.†	12.50%	11/1/2021	414	449,708
Life Technologies Corp.	6.00%	3/1/2020	5,323	5,469,235
Zimmer Biomet Holdings, Inc.	3.375%	11/30/2021	1,950	1,950,564
Zimmer Biomet Holdings, Inc.	5.75%	11/30/2039	3,372	3,506,607
Total				11,376,114

Health Care Services 2.25%

Centene Corp.†	5.375%	6/1/2026	3,240	3,369,600
Centene Corp.	5.625%	2/15/2021	3,547	3,600,205
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	5,640	5,782,335
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	7,513	7,891,775
Northwell Healthcare, Inc.	3.979%	11/1/2046	3,786	3,479,091
Rede D’or Finance Sarl (Luxembourg)†(b)	4.95%	1/17/2028	1,096	1,035,720
Surgery Center Holdings, Inc.†	8.875%	4/15/2021	1,243	1,270,968
Universal Health Services, Inc.†	4.75%	8/1/2022	14,038	14,213,475
Universal Health Services, Inc.†	5.00%	6/1/2026	6,807	6,926,122
Total				47,569,291

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Healthcare 0.24%

Boston Scientific Corp.	4.00%	3/1/2029		$4,987	$4,998,272

Household Equipment/Products 0.13%

Newell Brands, Inc.	3.85%	4/1/2023		1,819	1,775,265
Newell Brands, Inc.	5.00%	11/15/2023		1,000	999,648
Total					2,774,913

Insurance 2.98%

American International Group, Inc.	4.80%	7/10/2045		3,917	3,770,088
Aon Corp.	8.205%	1/1/2027		5,545	6,493,029
Brighthouse Financial, Inc.	3.70%	6/22/2027		5,000	4,493,010
CNO Financial Group, Inc.	5.25%	5/30/2025		7,366	7,573,169
Fidelity National Financial, Inc.†	4.50%	8/15/2028		5,808	5,737,501
Hanover Insurance Group, Inc. (The)	4.50%	4/15/2026		4,460	4,462,902
Lincoln National Corp.	6.30%	10/9/2037		584	697,346
Lincoln National Corp.	7.00%	6/15/2040		2,518	3,235,057
Protective Life Corp.	8.45%	10/15/2039		5,103	7,053,082
Selective Insurance Group, Inc.	5.375%	3/1/2049		3,386	3,380,747
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044		11,365	12,176,996
Unum Group	5.75%	8/15/2042		2,922	3,051,858
Willis North America, Inc.	7.00%	9/29/2019		989	1,009,175
Total					63,133,960

Investment Management Companies 0.18%

BrightSphere Investment Group plc (United Kingdom)(b)	4.80%	7/27/2026		3,933	3,761,231

Leasing 0.27%

GATX Corp.	4.55%	11/7/2028		4,845	4,849,267
Park Aerospace Holdings Ltd. (Ireland)†(b)	4.50%	3/15/2023		908	903,460
Total					5,752,727

Leisure 0.84%

Carnival plc	7.875%	6/1/2027		5,500	6,903,885
Piaggio & C SpA(a)	3.625%	4/30/2025	EUR	415	487,973
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028		$1,088	1,018,345
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022		3,894	4,110,457
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027		1,795	2,118,525
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025		2,887	3,136,004
Total					17,775,189

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Lodging 0.05%

Studio City Co., Ltd. (Macau)†(b)	7.25%	11/30/2021		$913	$949,794

Machinery: Agricultural 0.11%

MHP Lux SA (Luxembourg)†(b)	6.95%	4/3/2026		2,000	1,841,748
Pyxus International, Inc.	9.875%	7/15/2021		625	560,937
Total					2,402,685

Machinery: Industrial/Specialty 1.55%

CNH Industrial Capital LLC	4.375%	4/5/2022		9,059	9,204,850
CNH Industrial Capital LLC	4.875%	4/1/2021		2,925	2,994,908
Kennametal, Inc.	4.625%	6/15/2028		3,818	3,742,845
Nvent Finance Sarl (Luxembourg)(b)	4.55%	4/15/2028		10,246	10,019,333
Wabtec Corp.	4.70%	9/15/2028		7,004	6,964,369
Total					32,926,305

Manufacturing 0.95%

General Electric Co.	2.70%	10/9/2022		6,013	5,817,424
General Electric Co.	3.10%	1/9/2023		1,496	1,464,513
General Electric Co.	3.113%(3 Mo. LIBOR + .38%)#	5/5/2026		2,674	2,397,043
General Electric Co.	3.15%	9/7/2022		2,771	2,728,450
General Electric Co.	3.375%	3/11/2024		605	593,385
General Electric Co.	3.45%	5/15/2024		492	483,335
General Electric Co.	5.30%	2/11/2021		2,757	2,837,288
Pentair Finance Sarl (Luxembourg)(b)	2.65%	12/1/2019		3,855	3,852,591
Total					20,174,029

Media 3.30%

21st Century Fox America, Inc.	7.75%	12/1/2045		2,994	4,416,662
CCO Holdings LLC/CCO Holdings Capital Corp.	5.25%	3/15/2021		1,000	1,004,375
Charter Communications Operating LLC/Charter Communications Operating Capital	6.484%	10/23/2045		1,515	1,631,833
Cox Communications, Inc.†	4.50%	6/30/2043		1,190	988,682
Cox Communications, Inc.†	4.70%	12/15/2042		410	358,073
Cox Communications, Inc.†	8.375%	3/1/2039		7,166	9,068,991
Myriad International Holdings BV (Netherlands)†(b)	6.00%	7/18/2020		8,333	8,594,406
NBCUniversal Enterprise, Inc.†	5.25%	—	(d)	14,988	15,238,225
Time Warner Cable LLC	6.55%	5/1/2037		2,560	2,718,432
Time Warner Cable LLC	7.30%	7/1/2038		12,305	13,912,770

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media (continued)

Time Warner Entertainment Co. LP	8.375%	7/15/2033	$4,675	$5,924,299
Warner Media LLC	6.20%	3/15/2040	5,496	6,035,330
Total				69,892,078

Metal Fabricating 0.08%

Valmont Industries, Inc.	5.25%	10/1/2054	1,946	1,737,462

Metals & Minerals: Miscellaneous 2.80%

Anglo American Capital plc (United Kingdom)†(b)	4.75%	4/10/2027	6,235	6,195,778
Barrick International Barbados Corp. (Barbados)†(b)	6.35%	10/15/2036	2,799	3,220,314
Barrick North America Finance LLC	7.50%	9/15/2038	1,310	1,633,767
FMG Resources August 2006 Pty Ltd. (Australia)†(b)	5.125%	5/15/2024	1,184	1,176,600
Freeport-McMoRan, Inc.	5.45%	3/15/2043	5,000	4,412,500
Glencore Finance Canada Ltd. (Canada)†(b)	4.25%	10/25/2022	965	981,728
Glencore Finance Canada Ltd. (Canada)†(b)	4.95%	11/15/2021	564	582,655
Glencore Finance Canada Ltd. (Canada)†(b)	5.55%	10/25/2042	5,774	5,581,164
Glencore Funding LLC†	2.875%	4/16/2020	203	201,120
Glencore Funding LLC†	3.00%	10/27/2022	836	814,371
Glencore Funding LLC†	4.125%	5/30/2023	1,235	1,240,178
Goldcorp, Inc. (Canada)(b)	3.625%	6/9/2021	1,950	1,955,637
Goldcorp, Inc. (Canada)(b)	3.70%	3/15/2023	9,259	9,323,681
Hudbay Minerals, Inc. (Canada)†(b)	7.25%	1/15/2023	344	356,040
Hudbay Minerals, Inc. (Canada)†(b)	7.625%	1/15/2025	576	599,760
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	927	974,509
Kinross Gold Corp.(Canada)(b)	4.50%	7/15/2027	5,828	5,471,035
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(b)	4.10%	4/11/2023	2,300	2,243,984
New Gold, Inc. (Canada)†(b)	6.25%	11/15/2022	3,000	2,673,750
Newmont Mining Corp.	5.125%	10/1/2019	1,950	1,973,286
Southern Copper Corp. (Peru)(b)	5.25%	11/8/2042	3,885	3,860,932
Teck Resources Ltd. (Canada)†(b)	8.50%	6/1/2024	1,887	2,030,884
Vedanta Resources plc (India)†(b)	6.125%	8/9/2024	2,000	1,766,756
Total				59,270,429

Natural Gas 0.63%

National Fuel Gas Co.	3.75%	3/1/2023	6,919	6,830,377
National Fuel Gas Co.	3.95%	9/15/2027	2,687	2,500,780
National Fuel Gas Co.	4.90%	12/1/2021	3,887	3,973,384
Total				13,304,541

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Office Furniture & Business Equipment 0.01%

Xerox Corp.	3.625%	3/15/2023	$232	$228,810

Oil 6.57%

Afren plc (United Kingdom)†(b)(e)	6.625%	12/9/2020	976	3,454
Afren plc (United Kingdom)†(b)(e)	10.25%	4/8/2019	2,049	17,255
Antero Resources Corp.	5.125%	12/1/2022	232	233,241
Apache Corp.	5.10%	9/1/2040	7,216	6,825,095
Berry Petroleum Co. LLC†	7.00%	2/15/2026	1,941	1,945,852
Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp.	6.875%	2/1/2025	850	865,938
Canadian Natural Resources Ltd. (Canada)(b)	7.20%	1/15/2032	5,558	6,766,364
Canadian Oil Sands Ltd. (Canada)†(b)	4.50%	4/1/2022	155	154,848
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	1,000	991,250
Carrizo Oil & Gas, Inc.	8.25%	7/15/2025	761	797,148
Chaparral Energy, Inc.†	8.75%	7/15/2023	4,170	2,647,950
Continental Resources, Inc.	4.90%	6/1/2044	1,943	1,867,586
Continental Resources, Inc.	5.00%	9/15/2022	12,444	12,582,370
Diamondback Energy, Inc.†	4.75%	11/1/2024	453	460,361
Encana Corp. (Canada)(b)	6.50%	5/15/2019	1,950	1,962,782
Eni SpA (Italy)†(b)	5.70%	10/1/2040	11,398	11,770,448
Gazprom OAO via Gaz Capital SA (Luxembourg)†(b)	4.95%	2/6/2028	4,000	3,918,476
Helmerich & Payne, Inc.†	4.65%	3/15/2025	12,536	12,820,468
HighPoint Operating Corp.	7.00%	10/15/2022	1,119	1,077,038
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	5,784	5,697,240
KazMunayGas National Co. JSC (Kazakhstan)†(b)	6.375%	10/24/2048	1,800	1,945,426
Kerr-McGee Corp.	7.875%	9/15/2031	6,505	8,047,717
Laredo Petroleum, Inc.	5.625%	1/15/2022	2,123	2,021,669
Marathon Petroleum Corp.†	5.375%	10/1/2022	2,000	2,025,316
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	2,000	1,832,500
MEG Energy Corp. (Canada)†(b)	6.50%	1/15/2025	152	149,910
Motiva Enterprises LLC†	5.75%	1/15/2020	6,412	6,502,755
Newfield Exploration Co.	5.75%	1/30/2022	975	1,028,625
Oasis Petroleum, Inc.	6.875%	3/15/2022	3,815	3,819,769
OGX Austria GmbH (Brazil)†(e)	8.50%	6/1/2018	1,800	36
Precision Drilling Corp. (Canada)(b)	5.25%	11/15/2024	2,621	2,398,215
PT Saka Energi Indonesia (Indonesia)†(b)	4.45%	5/5/2024	4,300	4,190,346
Range Resources Corp.	5.00%	8/15/2022	1,577	1,561,230
Range Resources Corp.	5.875%	7/1/2022	402	408,030
Resolute Energy Corp.	8.50%	5/1/2020	2,921	2,931,954
Seven Generations Energy Ltd. (Canada)†(b)	6.875%	6/30/2023	2,545	2,627,712

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Tapstone Energy LLC/Tapstone Energy Finance Corp.†	9.75%		6/1/2022	$4,967	$4,035,687
Valero Energy Corp.	7.50%		4/15/2032	275	342,070
Valero Energy Corp.	10.50%		3/15/2039	7,619	11,840,656
Woodside Finance Ltd. (Australia)†(b)	4.50%		3/4/2029	5,993	5,971,361
YPF SA (Argentina)†(b)	6.95%		7/21/2027	2,325	2,077,969
Total					139,164,117

Oil: Crude Producers 5.07%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%		10/15/2022	1,952	2,005,680
Columbia Pipeline Group, Inc.	3.30%		6/1/2020	2,630	2,634,118
Enable Midstream Partners LP	2.40%		5/15/2019	1,950	1,947,400
Enbridge Energy Partners LP	Zero Coupon	#(c)	10/1/2077	4,055	4,055,000
Enbridge Energy Partners LP	9.875%		3/1/2019	1,950	1,950,000
Enbridge, Inc. (Canada)(b)	6.00	%#(c)	1/15/2077	4,462	4,379,571
Energy Transfer Operating LP	6.125%		12/15/2045	1,073	1,122,236
Energy Transfer Operating LP	6.25%		4/15/2049	6,945	7,479,855
Energy Transfer Operating LP	8.25%		11/15/2029	3,202	3,875,433
Energy Transfer Operating LP	9.00%		11/1/2024	2,110	2,434,511
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.00%		10/1/2022	275	286,138
Enterprise Products Operating LLC	7.55%		4/15/2038	1,199	1,575,274
Florida Gas Transmission Co. LLC†	3.875%		7/15/2022	2,805	2,838,297
Florida Gas Transmission Co. LLC†	7.90%		5/15/2019	975	984,256
Gulf South Pipeline Co. LP	4.00%		6/15/2022	2,241	2,239,738
IFM US Colonial Pipeline 2 LLC†	6.45%		5/1/2021	6,020	6,214,571
Kinder Morgan, Inc.†	5.625%		11/15/2023	972	1,049,400
Kinder Morgan, Inc.	7.75%		1/15/2032	10,942	13,739,988
Midcontinent Express Pipeline LLC†	6.70%		9/15/2019	6,700	6,749,716
NGPL PipeCo LLC†	4.875%		8/15/2027	2,992	3,020,985
ONEOK Partners LP	8.625%		3/1/2019	1,950	1,950,000
Sabal Trail Transmission LLC†	4.246%		5/1/2028	2,429	2,439,157
Sabine Pass Liquefaction LLC	5.625%		4/15/2023	10,183	10,847,937
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	8,398	9,175,537
Spectra Energy Partners LP	3.451%(3 Mo. LIBOR + .70	%)#	6/5/2020	3,900	3,879,995
Texas Eastern Transmission LP†	4.125%		12/1/2020	1,950	1,973,681
Williams Cos., Inc. (The)	8.75%		3/15/2032	4,908	6,601,685
Total					107,450,159

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic 0.69%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/2047	$2,979	$2,636,492
Halliburton Co.	7.45%	9/15/2039	4,134	5,431,598
National Oilwell Varco, Inc.	3.95%	12/1/2042	5,377	4,400,061
SESI LLC	7.125%	12/15/2021	2,296	2,135,280
Total				14,603,431

Paper & Forest Products 0.28%

International Paper Co.	7.30%	11/15/2039	4,014	4,889,983
West Fraser Timber Co. Ltd. (Canada)†(b)	4.35%	10/15/2024	1,065	1,055,116
Total				5,945,099

Real Estate 0.19%

Hudson Pacific Properties LP	4.65%	4/1/2029	4,000	3,948,063

Real Estate Investment Trusts 3.03%

American Homes 4 Rent LP	4.25%	2/15/2028	5,564	5,430,951
Brixmor Operating Partnership LP	3.85%	2/1/2025	4,742	4,638,923
China Evergrande Group (China)(b)	8.75%	6/28/2025	2,000	1,797,576
Country Garden Holdings Co. Ltd. (China)(b)	4.75%	9/28/2023	3,325	3,092,050
Country Garden Holdings Co. Ltd. (China)(b)	4.75%	1/17/2023	875	826,935
EPR Properties	4.50%	4/1/2025	1,947	1,951,578
EPR Properties	4.95%	4/15/2028	8,000	8,166,223
Healthcare Trust of America Holdings LP	2.95%	7/1/2022	3,566	3,484,116
Hunt Cos., Inc.†	6.25%	2/15/2026	2,647	2,468,328
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	5,990	5,960,050
Reckson Operating Partnership LP	7.75%	3/15/2020	7,961	8,301,544
SL Green Operating Partnership LP	3.25%	10/15/2022	2,088	2,055,984
SL Green Realty Corp.	4.50%	12/1/2022	1,590	1,628,565
VEREIT Operating Partnership LP	3.95%	8/15/2027	4,268	4,088,961
VEREIT Operating Partnership LP	4.875%	6/1/2026	7,114	7,261,741
WeWork Cos., Inc.†	7.875%	5/1/2025	3,238	3,022,187
Total				64,175,712

Retail 0.30%

CEC Entertainment, Inc.	8.00%	2/15/2022	1,000	917,500
McDonald’s Corp.	6.30%	3/1/2038	2,506	2,983,619
McDonald’s Corp.	6.30%	10/15/2037	467	560,193
Yum! Brands, Inc.	6.875%	11/15/2037	1,949	1,953,873
Total				6,415,185

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Savings & Loan 0.27%

People’s United Financial, Inc.	3.65%	12/6/2022		$5,613	$5,599,550

Steel 0.64%

Vale Overseas Ltd. (Brazil)(b)	6.25%	8/10/2026		2,747	2,928,989
Vale Overseas Ltd. (Brazil)(b)	6.875%	11/10/2039		9,645	10,633,612
Total					13,562,601

Technology 2.18%

Alibaba Group Holding Ltd.(China)(b)	3.40%	12/6/2027		5,000	4,787,348
Baidu, Inc. (China)(b)	3.625%	7/6/2027		4,500	4,303,021
Baidu, Inc. (China)(b)	3.875%	9/29/2023		9,000	9,089,730
Expedia Group, Inc.	3.80%	2/15/2028		2,911	2,755,159
Expedia Group, Inc.	5.00%	2/15/2026		3,920	4,058,876
Netflix, Inc.(a)	3.625%	5/15/2027	EUR	3,900	4,546,865
Tencent Holdings Ltd. (China)†(b)	3.595%	1/19/2028		$17,145	16,611,764
Total					46,152,763

Telecommunications 3.84%

AT&T, Inc.	5.35%	9/1/2040		889	893,664
AT&T, Inc.	6.00%	8/15/2040		23,671	25,485,344
AT&T, Inc.	6.35%	3/15/2040		7,542	8,329,880
Level 3 Parent LLC	5.75%	12/1/2022		3,001	3,042,264
Oztel Holdings SPC Ltd. (United Arab Emirates)†(b)	6.625%	4/24/2028		1,975	1,937,581
T-Mobile USA, Inc.	6.00%	4/15/2024		2,395	2,493,794
Telefonica Emisiones SA(Spain)(b)	5.52%	3/1/2049		4,000	3,992,944
U.S. Cellular Corp.	6.70%	12/15/2033		2,459	2,618,835
Verizon Communications, Inc.	3.784%(3 Mo. LIBOR + 1.10%)#	5/15/2025		1,745	1,740,815
Verizon Communications, Inc.	4.862%	8/21/2046		21,857	22,508,648
Vodafone Group plc (United Kingdom)(b)	4.375%	5/30/2028		8,345	8,279,447
Total					81,323,216

Toys 0.11%

Mattel, Inc.	2.35%	8/15/2021		325	305,094
Mattel, Inc.†	6.75%	12/31/2025		2,000	1,975,000
Total					2,280,094

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 0.48%

Burlington Northern Santa Fe LLC	6.15%	5/1/2037	$2,449	$3,008,641
Cie de Chemin de Fer Canadien Pacifique (Canada)(b)	7.125%	10/15/2031	435	554,053
Cie de Chemin de Fer Canadien Pacifique (Canada)(b)	9.45%	8/1/2021	500	568,843
CSX Corp.	6.00%	10/1/2036	46	53,279
FedEx Corp.	4.95%	10/17/2048	2,594	2,583,475
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Uruguay)†(b)	7.25%	5/1/2022	973	880,565
Norfolk Southern Corp.	5.59%	5/17/2025	2,150	2,393,598
Union Pacific Corp.	6.625%	2/1/2029	65	79,280
Total				10,121,734
Total Corporate Bonds (cost $1,682,076,026)				1,655,569,620

FLOATING RATE LOANS(g) 0.55%

Business Services 0.08%

United Rentals, Inc. Initial Term Loan	4.243%(1 Mo. LIBOR + 1.75%)	10/31/2025	1,662	1,661,236

Electric: Power 0.03%

PG&E Corp.	— (h)	12/31/2020	441	440,669
PG&E Corp.	1.125%	12/31/2020	147	146,890
Total				587,559

Electrical Equipment 0.07%

Microchip Technology Inc. Initial Term Loan	4.493%(1 Mo. LIBOR + 2.00%)	5/29/2025	1,479	1,476,797

Lodging 0.12%
Wyndham Hotels & Resorts, Inc. Term Loan B	4.243%(1 Mo. LIBOR + 1.75%)	5/30/2025	2,506	2,497,627

Metal Fabricating 0.09%

Doncasters US Finance LLC 2nd Lien Term Loan	11.053%(3 Mo. LIBOR + 8.25%)	10/9/2020	959	765,654
Doncasters US Finance LLC Term Loan B	6.303%(3 Mo. LIBOR + 3.50%)	4/9/2020	1,393	1,303,815
Total				2,069,469

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Miscellaneous 0.09%
Utex Industries, Inc. 1st Lien Initial Term Loan	6.493%(1 Mo. LIBOR + 4.00%)		5/22/2021	$721		$692,288
Utex Industries, Inc. 2nd Lien Initial Term Loan	9.743%(1 Mo. LIBOR + 7.25%)		5/22/2022	1,275		1,178,578
Total						1,870,866

Retail 0.07%
Panera Bread Co. Term Loan	4.25%(1 Mo. LIBOR + 1.75%)		7/18/2022	1,480		1,450,868
Total Floating Rate Loans (cost $11,944,392)						11,614,422

FOREIGN GOVERNMENT OBLIGATIONS 0.52%

Argentina 0.15%

Republic of Argentina(b)	4.625%		1/11/2023	3,736		3,177,935

Bermuda 0.37%

Government of Bermuda†	3.717%		1/25/2027	8,090		7,930,870
Total Foreign Government Obligations (cost $11,864,616)						11,108,805

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.53%

Federal Home Loan Mortgage Corp. 1020 S IO	900.95	%#(i)(j)	12/15/2020	—	(k)	102
Federal Home Loan Mortgage Corp. 1032 O IO	544.714	%(j)	12/15/2020	—	(k)	140
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00	%(j)	2/15/2021	—	(k)	43
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50	%(j)	2/15/2021	—	(k)	29
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50	%(j)	4/15/2021	—	(k)	38
Federal Home Loan Mortgage Corp. 1059 U IO	409.00	%(j)	4/15/2021	—	(k)	114
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607	%(j)	4/15/2021	—	(k)	275
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78	%(j)	5/15/2021	—	(k)	96
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	—	(k)	418
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497	%(j)	9/15/2021	—	(k)	113
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	—	(k)	403
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40	%(j)	11/15/2021	—	(k)	151
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00	%(j)	2/15/2022	—	(k)	46
Federal Home Loan Mortgage Corp. 1241 X IO	982.654	%(j)	4/15/2022	—	(k)	54
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	12		11,381
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	2		2,433
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	—	(k)	323
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	—	(k)	361
Federal National Mortgage Assoc. 1991-158 E IO	1008.00	%#(i)(j)	12/25/2021	—	(k)	133
Federal National Mortgage Assoc. 94 2 IO	9.50	%(j)	8/25/2021	1		61

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Government National Mortgage Assoc. 2013-48 IO	0.623	%#(i)(j)	7/16/2054	$14,694	$624,495
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	4,964	4,729,793
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	2,029	1,964,404
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	1,694	1,631,495
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	2,363	2,266,666
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $11,644,269)					11,233,567

MUNICIPAL BONDS 0.74%

Miscellaneous

Illinois	5.10%		6/1/2033	1,935	1,838,269
Illinois	5.52%		4/1/2038	660	620,110
Illinois	5.877%		3/1/2019	2,915	2,915,000
North Texas Tollway Auth	8.41%		2/1/2030	1,950	2,458,209
North Texas Tollway Auth	8.91%		2/1/2030	7,500	7,863,600
Total Municipal Bonds (cost $15,293,211)					15,695,188

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.77%

Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	5,744	5,814,776
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	3,513	3,564,954
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	2,103	2,142,797
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.44	%#(i)	7/10/2050	1,776	1,779,563
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	2,000	1,820,736
DBWF Mortgage Trust 2015-LCM D†	3.421	%#(i)	6/10/2034	1,600	1,456,140
DBWF Mortgage Trust 2018-AMXP D†	3.791	%#(i)	5/5/2035	5,497	5,510,715
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382	%#(i)	12/15/2034	1,472	1,458,810
GS Mortgage Securities Corp. Trust 2018-FBLU E†	5.239%(1 Mo. LIBOR + 2.75	%)#	11/15/2035	4,226	4,247,625
GS Mortgage Securities Trust 2013-GC12 XA IO	1.434	%#(i)(j)	6/10/2046	22,400	1,089,138
GS Mortgage Securities Trust 2013-GC12 XB IO	0.517	%#(i)(j)	6/10/2046	47,400	1,009,189
GS Mortgage Securities Trust 2015-GC32 C	4.411	%#(i)	7/10/2048	1,022	1,040,724
GS Mortgage Securities Trust 2015-GS1 XB IO	0.183	%#(i)(j)	11/10/2048	30,000	430,350
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.541	%#(i)(j)	8/5/2034	16,028	548,398
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.493	%#(i)(j)	8/5/2034	18,308	325,791
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.049	%#(i)(j)	4/15/2047	5,299	95,409

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.269	%#(i)(j)	4/15/2047	$1,896	$31,304
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.278	%#(i)	7/15/2048	1,674	1,662,803
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	779	667,648
Sequoia Mortgage Trust 2012-4 A3	2.069	%#(i)	9/25/2042	369	352,263
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.286	%#(i)	7/15/2046	2,256	1,945,561
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.006	%#(i)(j)	5/15/2047	11,057	439,481
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.563	%#(i)(j)	5/15/2047	2,617	76,907
Total Non-Agency Commercial Mortgage-Backed Securities (cost $37,066,174)					37,511,082

	Dividend Rate			Shares (000)
PREFERRED STOCKS 0.15%

ELECTRIC: POWER 0.14%

SCE Trust III(d)	5.75	%#		120	2,882,360

Oil 0.01%

Templar Energy LLC				85	212,355
Total Preferred Stocks (cost $3,836,155)					3,094,715

	Interest Rate		Maturity Date	Principal Amount (000)
U.S. Treasury Obligations 3.99%

U.S. Treasury Bond	2.75%		11/15/2042	$174	164,695
U.S. Treasury Note	2.50%		2/29/2024	55,270	54,905,132
U.S. Treasury Note	2.625%		2/15/2029	23,962	23,766,841
U.S. Treasury Note	2.875%		11/15/2021	4,974	5,021,603
U.S. Treasury Note	3.375%		11/15/2048	680	719,033
Total U.S. Treasury Obligations (cost $84,683,857)					84,577,304
Total Long-Term Investments (cost $2,025,787,968)					1,994,399,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 5.05%

COMMERCIAL PAPER 2.99%

Aerospace/Defense 0.23%

Harris Corp.	2.789%	3/1/2019	$5,000	$5,000,000

Automotive 0.19%

General Motors Financial Co., Inc.	2.819%	3/1/2019	4,000	4,000,000

Chemicals 0.14%

FMC Corp.	2.941%	3/1/2019	3,000	3,000,000

Electric: Power 0.24%

Entergy Corp.	2.636%	3/1/2019	5,000	5,000,000

Electronics 0.19%

Hitachi Capital America Corp.	2.636%	3/1/2019	4,000	4,000,000

Health Care Products 0.19%

Baxter International, Inc.	2.657%	3/1/2019	4,000	4,000,000

Leisure 0.14%

Royal Caribbean Cruises Ltd.	2.839%	3/1/2019	3,000	3,000,000

Machinery: Agricultural 0.09%

BAT International Finance plc	2.687%	3/1/2019	1,747	1,747,000
BAT International Finance plc	2.708%	3/1/2019	253	253,000
Total				2,000,000

Manufacturing 0.19%

Pentair Finance Sarl	3.094%	3/7/2019	2,000	1,998,983
Pentair Finance Sarl	3.147%	3/14/2019	2,000	1,997,761
Total				3,996,744

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil 0.38%

Apache Corp.	2.891%	3/7/2019	$2,824	$2,822,659
Apache Corp.	2.912%	3/7/2019	5,176	5,173,524
Total				7,996,183

Oil: Crude Producers 0.77%

ETP Legacy L.P.	3.093%	3/1/2019	5,000	5,000,000
Kinder Morgan, Inc.	2.738%	3/1/2019	5,000	5,000,000
ONEOK, Inc.	3.043%	3/4/2019	3,250	3,249,188
ONEOK, Inc.	3.043%	3/5/2019	3,000	2,999,000
Total				16,248,188

Retail 0.24%

AutoNation, Inc.	2.89%	3/1/2019	1,543	1,543,000
AutoNation, Inc.	2.89%	3/1/2019	3,457	3,457,000
Total				5,000,000
Total Commercial Paper (cost $63,241,115)				63,241,115

FOREIGN GOVERNMENT OBLIGATION 0.01%

Export Credit Bank of Turkey (Turkey)†(b) (cost $210,434)	5.875%	4/24/2019	215	215,496

REPURCHASE AGREEMENTS 2.05%

Repurchase Agreement dated 2/28/2019, 1.45% due 3/1/2019 with Fixed Income Clearing Corp. collateralized by $21,345,000 of U.S. Treasury Note at 1.375% due 01/31/20121; value: $20,906,552; proceeds: $20,497,189			20,496	20,496,363
Repurchase Agreement dated 2/28/2019, 2.40% due 3/1/2019 with JPMorgan Chase & Co. collateralized by $23,500,000 of Federal Farm Credit Bank at 2.61% due 2/27/2024; value: $23,545,825; proceeds: $23,001,533			23,000	23,000,000
Total Repurchase Agreements (cost $43,496,363)				43,496,363
Total Short-Term Investments (cost $106,947,912)				106,952,974
Total Investments in Securities 99.19% (cost $2,132,735,880)				2,101,352,949
Less Unfunded Commitment (0.03%) (cost $588,000)				(587,559)
Net Investment 99.16% (cost $2,132,147,880)				2,100,765,390
Other Assets in Excess of Liabilities(l) 0.84%				17,761,371
Net Assets 100.00%				$2,118,526,761

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2019

BRL	Brazilian real.
EUR	euro.
MXN	Mexican Peso.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
PO	Principal Only.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2019.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Defaulted (non-income producing security).
(f)	Securities purchased on a when-issued basis (See Note 2(f)).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2019.
(h)	Interest rate to be determined.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(k)	Amount is less than $1,000.
(l)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

Credit Default Swaps on Indexes - Buy Protection at February 28, 2019(1):

Referenced Index*	Swap Counterparty	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.AAA.8	Morgan Stanley	.50%	10/17/2057	$8,877,000	$8,775,108	$405,902	$(507,794)	$(101,892)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2019

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities. (See Note 2(n)).
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization (See Note 2(n)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $(507,794).
(4)	Includes upfront payments paid.

Open Forward Foreign Currency Exchange Contracts at February 28, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Toronto Dominion Bank	3/7/2019	5,695,000	$6,506,332	$6,479,385	$26,947

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Mexican peso	Sell	State Street Bank and Trust	5/14/2019	31,000,000	$1,586,733	$1,590,435	$(3,702)

Open Futures Contracts at February 28, 2019:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro- Schatz	June 2019	92	Short	EUR	(10,287,737)	EUR	(10,284,220)	$4,001
U.S. 10-Year Treasury Note	June 2019	648	Short		$(79,292,799)		$(79,056,000)	236,799
U.S. 10-Year Ultra Treasury Bond	June 2019	641	Short		(83,549,241)		(82,979,453)	569,788
Total Unrealized Appreciation on Open Futures Contracts								$810,588

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2019	346	Long	$73,472,259	$73,419,578	$(52,681)
U.S. 5-Year Treasury Note	June 2019	2,969	Long	340,563,692	340,136,063	(427,629)
U.S. Long Bond	June 2019	274	Long	40,045,147	39,584,438	(460,709)
Ultra Long U.S. Treasury Bond	June 2019	128	Long	20,752,227	20,428,000	(324,227)
Total Unrealized Depreciation on Open Futures Contracts						$(1,265,246)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2019

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$163,149,024	$—	$163,149,024
Common Stocks
Electric: Power	—	12,731	—	12,731
Oil	415,557	118,686	—	534,243
Convertible Bond	—	299,274	—	299,274
Corporate Bonds	—	1,655,569,620	—	1,655,569,620
Floating Rate Loans	—	11,026,863	—	11,026,863
Foreign Government Obligations	—	11,108,805	—	11,108,805
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	11,233,567	—	11,233,567
Municipal Bonds	—	15,695,188	—	15,695,188
Non-Agency Commercial Mortgage-Backed Securities	—	37,511,082	—	37,511,082
Preferred Stocks	2,882,360	—	212,355	3,094,715
U.S. Treasury Obligations	—	84,577,304	—	84,577,304
Short-Term Investments
Commercial Paper	—	63,241,115	—	63,241,115
Foreign Government Obligation	—	215,496	—	215,496
Repurchase Agreements	—	43,496,363	—	43,496,363
Total	$3,297,917	$2,097,255,118	$212,355	$2,100,765,390
Other Financial Instruments
Credit Default Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(101,892)	—	(101,892)
Forward Foreign Currency Exchange Contracts
Assets	—	26,947	—	26,947
Liabilities	—	(3,702)	—	(3,702)
Futures Contracts
Assets	810,588	—	—	810,588
Liabilities	(1,265,246)	—	—	(1,265,246)
Unfunded Commitments
Assets	—	—	—	—
Liabilities	—	(441)	—	(441)
Total	$(454,658)	$(79,088)	$—	$(533,746)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - INCOME FUND February 28, 2019

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Preferred Stock
Balance as of December 1, 2018	$—
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	(42,471)
Purchases	—
Sales	—
Transfers into Level 3	254,826
Transfers out of Level 3	—
Balance as of February 28, 2019	$212,355
Change in unrealized appreciation/depreciation for period ended February 28, 2019 related to Level 3 investments held at February 28, 2019	$(42,471)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 92.66%

ASSET-BACKED SECURITIES 23.70%

Automobiles 8.69%

ACC Trust 2018-1 A†	3.70%	12/21/2020	$585	$585,897
ACC Trust 2019-1 A†	3.75%	5/20/2022	847	849,924
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	88	88,171
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	1,077	1,076,324
AmeriCredit Automobile Receivables Trust 2016-2 C	2.87%	11/8/2021	1,499	1,497,339
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	718	712,937
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	1,456	1,456,322
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	217	216,877
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	649	642,082
AmeriCredit Automobile Receivables Trust 2017-4 A2A	1.83%	5/18/2021	418	417,926
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	1,904	1,890,959
AmeriCredit Automobile Receivables Trust 2017-4 B	2.36%	12/19/2022	816	807,352
Avid Automobile Receivables Trust 2018-1 A†	2.84%	8/15/2023	596	592,876
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	2,198	2,195,899
Avis Budget Rental Car Funding AESOP LLC 2015-2A†	2.63%	12/20/2021	283	280,577
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	1,834	1,811,708
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	506	495,692
California Republic Auto Receivables Trust 2015-1 B	2.51%	2/16/2021	1,183	1,180,852
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	299	298,127
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	308	307,481
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	417	418,384
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	869	865,944
California Republic Auto Receivables Trust 2016-1 B	3.43%	2/15/2022	6,448	6,456,625
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	270	268,156
California Republic Auto Receivables Trust 2018-1 A3	3.14%	8/15/2022	1,862	1,868,865
Capital Auto Receivables Asset Trust 2016-1 A4	1.98%	10/20/2020	209	208,484
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	338	337,689
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	508	507,105
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	83	82,586
Capital Auto Receivables Asset Trust 2017-1 A2†	1.76%	6/22/2020	107	106,452
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	549	546,367
Capital Auto Receivables Asset Trust 2017-1 A4†	2.22%	3/21/2022	334	330,307

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Capital Auto Receivables Asset Trust 2018-2 A3†	3.27%	6/20/2023	$1,703	$1,708,672
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	335	332,228
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	331	324,155
CarMax Auto Owner Trust 2017-3 A3	1.97%	4/15/2022	3,578	3,550,951
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	1,058	1,042,905
CarMax Auto Owner Trust 2017-3 B	2.44%	2/15/2023	373	368,243
CarMax Auto Owner Trust 2017-3 C	2.72%	5/15/2023	454	446,378
CarMax Auto Owner Trust 2017-4 A3	2.11%	10/17/2022	2,458	2,431,983
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	217	216,947
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	477	475,214
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	1,118	1,107,969
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	2,457	2,432,130
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	1,907	1,886,645
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	95	94,839
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	220	227,958
CPS Auto Receivables Trust 2017-C A†	1.78%	9/15/2020	37	37,246
CPS Auto Receivables Trust 2017-C B†	2.30%	7/15/2021	246	245,388
CPS Auto Receivables Trust 2017-D†	3.73%	9/15/2023	229	228,798
CPS Auto Receivables Trust 2017-D B†	2.43%	1/18/2022	152	151,281
CPS Auto Receivables Trust 2018-B C†	3.58%	3/15/2023	408	409,809
CPS Auto Receivables Trust 2019-A C†	3.89%	12/16/2024	110	110,738
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	1,000	1,006,268
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	69	69,374
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	912	919,961
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	105	104,937
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	927	935,681
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	770	770,664
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	475	478,636
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	858	858,151
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	3,913	3,931,134
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	539	539,775
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	790	793,876
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	2,439	2,448,162
Drive Auto Receivables Trust 2018-4 B	3.36%	10/17/2022	1,259	1,262,134
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	2,468	2,483,540
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	701	709,397
Exeter Automobile Receivables Trust 2014-3A D†	5.69%	4/15/2021	250	251,306
Exeter Automobile Receivables Trust 2017-3A A†	2.05%	12/15/2021	334	332,991
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	1,015	1,010,467
First Investors Auto Owner Trust 2015-1A C†	2.71%	6/15/2021	1,874	1,871,593

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

First Investors Auto Owner Trust 2017-1A A1†	1.69%	4/15/2021	$27	$27,207
First Investors Auto Owner Trust 2018-1A B†	3.51%	5/15/2023	265	266,606
First Investors Auto Owner Trust 2018-2A C†	4.03%	1/15/2025	318	323,549
First Investors Auto Owner Trust 2018-2A D†	4.28%	1/15/2025	202	206,052
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	1	1,129
Flagship Credit Auto Trust 2016-2 A2†	3.05%	8/16/2021	494	494,135
Flagship Credit Auto Trust 2016-4 A2†	1.96%	2/16/2021	23	22,634
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	736	731,570
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	5,204	5,209,453
Ford Credit Auto Owner Trust 2014-2 A†	2.31%	4/15/2026	3,313	3,301,944
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	1,417	1,381,306
Ford Credit Auto Owner Trust 2017-2 B†	2.60%	3/15/2029	235	228,832
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	3,076	3,099,175
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	416	417,960
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%	10/15/2020	326	325,450
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	1,025	1,028,718
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	143	142,763
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	65	65,168
Santander Drive Auto Receivables Trust 2015-5 C	2.74%	12/15/2021	632	632,334
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	282	284,712
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	572	571,720
Santander Drive Auto Receivables Trust 2017-2 B	2.21%	10/15/2021	1,052	1,050,510
Santander Drive Auto Receivables Trust 2017-2 C	2.79%	8/15/2022	1,733	1,729,664
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	2,007	2,005,573
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	417	415,729
Santander Drive Auto Receivables Trust 2018-3 A3	3.03%	2/15/2022	1,235	1,236,460
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	1,127	1,132,650
Santander Drive Auto Receivables Trust 2018-5 B	3.52%	12/15/2022	1,801	1,816,300
Santander Drive Auto Receivables Trust 2018-5 C	3.81%	12/16/2024	1,668	1,687,241
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%	11/16/2020	91	90,825
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%	9/15/2021	215	214,893
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%	12/15/2021	136	136,340
TCF Auto Receivables Owner Trust 2015-2A D†	4.24%	8/15/2022	2,369	2,362,210
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%	2/15/2022	963	957,463

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

TCF Auto Receivables Owner Trust 2016-1A B†	2.32%	6/15/2022	$622	$613,863
TCF Auto Receivables Owner Trust 2016-1A C†	2.51%	9/15/2022	172	168,770
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	616	611,229
Toyota Auto Receivables Owner Trust 2016-A A3	1.25%	3/16/2020	97	96,690
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%	10/15/2020	370	367,881
Westlake Automobile Receivables Trust 2016-2A C†	2.83%	5/17/2021	87	87,151
Westlake Automobile Receivables Trust 2017-1A B†	2.30%	10/17/2022	173	172,807
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%	7/15/2020	292	292,021
Westlake Automobile Receivables Trust 2017-2A B†	2.25%	12/15/2020	1,494	1,489,696
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%	1/18/2022	3,512	3,516,518
World Omni Auto Receivables Trust 2018-D A4	3.44%	12/16/2024	842	853,847
World Omni Select Auto Trust 2018-1A B†	3.68%	7/15/2023	340	344,342
World Omni Select Auto Trust 2018-1A D†	4.13%	1/15/2025	1,242	1,262,947
Total				111,486,847

Credit Cards 5.14%

American Express Credit Account Master Trust 2017-6 A	2.04%	5/15/2023	3,252	3,218,569
American Express Credit Account Master Trust 2017-7 A	2.35%	5/15/2025	2,749	2,705,474
Barclays Dryrock Issuance Trust 2017-2 A	2.789%(1 Mo. LIBOR + .30%)#	5/15/2023	4,767	4,773,085
Capital One Multi-Asset Execution Trust 2015-A3	2.889%(1 Mo. LIBOR + .40%)#	3/15/2023	2,740	2,747,578
Capital One Multi-Asset Execution Trust 2016-A4	1.33%	6/15/2022	619	615,432
Capital One Multi-Asset Execution Trust 2017-A6	2.29%	7/15/2025	2,674	2,625,415
Citibank Credit Card Issuance Trust 2014-A1	2.88%	1/23/2023	1,198	1,201,656
Citibank Credit Card Issuance Trust 2017-A3	1.92%	4/7/2022	537	532,138
Discover Card Execution Note Trust 2017-A6	1.88%	2/15/2023	3,566	3,527,189
First National Master Note Trust 2017-2 A	2.929%(1 Mo. LIBOR + .44%)#	10/16/2023	2,550	2,546,543
Golden Credit Card Trust 2018-1A A†	2.62%	1/15/2023	3,212	3,196,631
Golden Credit Card Trust 2018-4A A†	3.44%	10/15/2025	3,287	3,322,711
Master Credit Card Trust 2019-1A B†	3.57%	7/21/2022	231	231,501
Master Credit Card Trust II Series 2018-1A A†	2.972%(1 Mo. LIBOR + .49%)#	7/21/2024	1,254	1,253,371
MBNA Credit Card Master Note Trust 2004-A3	2.749%(1 Mo. LIBOR + .26%)#	8/16/2021	891	891,082
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%	3/15/2023	550	547,424
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%	3/15/2023	5,076	5,050,182

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Synchrony Credit Card Master Note Trust 2016-1 A	2.04%	3/15/2022	$847	$846,957
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%	5/15/2024	3,905	3,849,306
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%	5/15/2024	693	685,412
Synchrony Credit Card Master Note Trust 2017-1 B	2.19%	6/15/2023	4,413	4,367,914
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%	10/15/2025	1,595	1,577,740
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%	10/15/2025	999	980,389
Synchrony Credit Card Master Note Trust 2018-2 A	3.47%	5/15/2026	5,283	5,376,917
World Financial Network Credit Card Master Trust 2012-A	3.14%	1/17/2023	379	379,080
World Financial Network Credit Card Master Trust 2015-B A	2.55%	6/17/2024	1,112	1,105,629
World Financial Network Credit Card Master Trust 2016-A	2.03%	4/15/2025	2,704	2,642,469
World Financial Network Credit Card Master Trust 2018-C A	3.55%	8/15/2025	4,377	4,428,611
World Financial Network Credit Card Master Trust 2018-C M	3.95%	8/15/2025	743	753,659
Total				65,980,064

Home Equity 0.00%

New Century Home Equity Loan Trust 2005-A A6	4.684%	8/25/2035	63	62,578

Other 9.87%

Allegro CLO IV Ltd. 2016-1A†	4.187%(3 Mo. LIBOR + 1.40%)#	1/15/2029	418	419,425
Ally Master Owner Trust 2018-4 A	3.30%	7/17/2023	7,204	7,273,983
ALM XIX Ltd. 2016 19A A1†	4.337%(3 Mo. LIBOR + 1.55%)#	7/15/2028	2,728	2,724,223
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	3.815%(3 Mo. LIBOR + 1.05%)#	1/28/2031	970	962,482
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	3.815%(3 Mo. LIBOR + 1.05%)#	1/28/2031	1,212	1,202,582
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	3.639%(1 Mo. LIBOR + 1.15%)#	6/15/2028	1,020	1,016,982
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%	5/10/2022	191	190,806
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021	427	424,774
Ascentium Equipment Receivables Trust 2017-2A A2†	2.00%	5/11/2020	240	239,691
Avery Point V CLO Ltd. 2014-5A AR†	3.753%(3 Mo. LIBOR + .98%)#	7/17/2026	411	410,252
AXIS Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%	7/20/2022	1,622	1,634,414
Bain Capital Credit CLO 2016-2A A†	4.207%(3 Mo. LIBOR + 1.42%)#	1/15/2029	250	250,198

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

BlueMountain CLO Ltd. 2012-2A AR2†	3.694%(3 Mo. LIBOR + 1.05%)#	11/20/2028	$2,293	$2,284,236
Carlyle Global Market Strategies CLO Ltd. 2013-2A AR†	3.67%(3 Mo. LIBOR + .89%)#	1/18/2029	938	929,234
CNH Equipment Trust 2015-B A4	1.89%	4/15/2022	580	579,923
CNH Equipment Trust 2015-C A3	1.66%	11/16/2020	170	169,544
Colombia Cent CLO Ltd. 2018-27A A2A†	4.09%(3 Mo. LIBOR + 1.60%)#	10/25/2028	281	278,159
Conn’s Receivables Funding LLC 2018-A†	3.25%	1/15/2023	365	365,919
CoreVest American Finance Trust 2018-1 A†	3.804%	6/15/2051	1,524	1,528,824
Dell Equipment Finance Trust 2017-1 A3†	2.14%	4/22/2022	204	204,038
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028	674	674,045
Diamond Resorts Owner Trust 2016-1 A†	3.08%	11/20/2028	83	82,737
Diamond Resorts Owner Trust 2018-1 A†	3.70%	1/21/2031	2,226	2,246,960
Diamond Resorts Owner Trust 2018-1 B†	4.19%	1/21/2031	1,332	1,337,692
DLL LLC 2018-1 A3†	3.10%	4/18/2022	3,362	3,368,591
DLL LLC 2018-1 A4†	3.27%	4/17/2026	2,007	2,022,763
DLL Securitization Trust 2017-A A2†	1.89%	7/15/2020	381	380,530
DLL Securitization Trust 2017-A A3†	2.14%	12/15/2021	962	953,937
DLL Securitization Trust 2017-A A4†	2.43%	11/17/2025	1,233	1,219,407
DRB Prime Student Loan Trust 2015-D A2†	3.20%	1/25/2040	90	89,823
Dryden 30 Senior Loan Fund 2013-30A AR†	3.504%(3 Mo. LIBOR + .82%)#	11/15/2028	2,541	2,514,752
Dryden XXV Senior Loan Fund 2012-25A BRR†	4.137%(3 Mo. LIBOR + 1.35%)#	10/15/2027	1,000	984,390
Engs Commercial Finance Trust 2016-1A A2†	2.63%	2/22/2022	225	223,918
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%	9/15/2022	2,028	2,006,283
Ford Credit Floorplan Master Owner Trust A 2015-2 A1	1.98%	1/15/2022	499	495,281
FREED ABS TRUST 2018-2 A†	3.99%	10/20/2025	2,884	2,890,666
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A A†	4.039%(1 Mo. LIBOR + 1.55%)#	3/15/2027	1,680	1,684,407
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A B†	5.239%(1 Mo. LIBOR + 2.75%)#	3/15/2027	200	198,756
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 A†	4.039%(1 Mo. LIBOR + 1.55%)#	9/15/2028	2,699	2,705,469
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 AS†	4.639%(1 Mo. LIBOR + 2.15%)#	9/15/2028	824	826,019

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Halcyon Loan Advisors Funding Ltd. 2015-2A AR†	3.851%(3 Mo. LIBOR + 1.08	%)#	7/25/2027	$1,103	$1,096,815
Halcyon Loan Advisors Funding Ltd. 2015-2A BR†	4.421%(3 Mo. LIBOR + 1.65	%)#	7/25/2027	667	664,181
Hyundai Floorplan Master Owner Trust 2016-1A A1†	3.389%(1 Mo. LIBOR + .90	%)#	3/15/2021	259	259,050
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%		3/15/2021	301	300,925
Jamestown CLO VII Ltd. 2015-7A A1R†	3.601%(3 Mo. LIBOR + .83	%)#	7/25/2027	1,175	1,163,427
Jamestown CLO VII Ltd. 2015-7A A2R†	4.071%(3 Mo. LIBOR + 1.30	%)#	7/25/2027	944	927,063
KREF Ltd. 2018-FL1 A†	3.589%(1 Mo. LIBOR + 1.10	%)#	6/15/2036	490	490,563
LCM XXIV Ltd. 24A A†	4.071%(3 Mo. LIBOR + 1.31	%)#	3/20/2030	1,808	1,805,762
Madison Park Funding XXI Ltd. 2016-21A A1†	4.301%(3 Mo. LIBOR + 1.53	%)#	7/25/2029	816	821,600
Magnetite VII Ltd. 2012-7A A1R2†	3.587%(3 Mo. LIBOR + .80	%)#	1/15/2028	3,712	3,663,225
Magnetite XI Ltd. 2014-11A A1R†	3.90%(3 Mo. LIBOR + 1.12	%)#	1/18/2027	1,674	1,674,424
Magnetite XVIII Ltd. 2016-18A AR†	3.764%(3 Mo. LIBOR + 1.08	%)#	11/15/2028	1,663	1,661,678
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.98%(3 Mo. LIBOR + 1.20	%)#	4/18/2025	1,496	1,497,118
Mountain View CLO X Ltd. 2015-10A AR†	3.617%(3 Mo. LIBOR + .82	%)#	10/13/2027	1,724	1,712,684
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	244	238,149
N-Star REL CDO VIII Ltd. 2006-8A B†	2.94%(1 Mo. LIBOR + .42	%)#	2/1/2041	1,600	1,516,000
Navient Student Loan Trust 2016-5A A†	3.74%(1 Mo. LIBOR + 1.25	%)#	6/25/2065	938	952,712
Navient Student Loan Trust 2017-2A A†	3.54%(1 Mo. LIBOR + 1.05	%)#	12/27/2066	940	946,342
Navient Student Loan Trust 2018-1A A1†	2.68%(1 Mo. LIBOR + .19	%)#	3/25/2067	102	102,265
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%		4/18/2022	2,071	2,060,038
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%		10/16/2023	1,846	1,862,992
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/16/2023	736	743,319
Nissan Master Owner Trust Receivables 2016-A A2	1.54%		6/15/2021	369	367,711

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Nissan Master Owner Trust Receivables 2017-B A	2.919%(1 Mo. LIBOR + .43	%)#	4/18/2022	$1,684	$1,686,910
Oaktree CLO Ltd. 2015-1A A1R†	3.631%(3 Mo. LIBOR + .87	%)#	10/20/2027	769	762,140
OCP CLO Ltd. 2015-10A A2AR†	4.065%(3 Mo. LIBOR + 1.30	%)#	10/26/2027	645	631,856
OCP CLO Ltd. 2016-12A A1R†	3.90%(3 Mo. LIBOR + 1.12	%)#	10/18/2028	1,499	1,495,597
OCP CLO Ltd. 2016-12A A2R†	4.38%(3 Mo. LIBOR + 1.60	%)#	10/18/2028	1,103	1,094,458
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	123	123,448
OneMain Financial Issuance Trust 2016-2A A†	4.10%		3/20/2028	1,179	1,183,246
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	116	117,189
Orec Ltd. 2018-CRE1 A†	3.669%(1 Mo. LIBOR + 1.18	%)#	6/15/2036	2,675	2,664,328
OZLM VIII Ltd. 2014-8A A1RR†	3.625%(3 Mo. LIBOR + 1.17	%)#	10/17/2029	718	715,809
Palmer Square Loan Funding Ltd. 2018-1A A1†	3.387%(3 Mo. LIBOR + .60	%)#	4/15/2026	2,273	2,258,371
Palmer Square Loan Funding Ltd. 2018-5A A1†	3.32%(3 Mo. LIBOR + .85	%)#	1/20/2027	2,808	2,799,576
Palmer Square Loan Funding Ltd. 2018-5A A2†	3.87%(3 Mo. LIBOR + 1.40	%)#	1/20/2027	667	656,552
Parallel Ltd. 2015-1A AR†	3.611%(3 Mo. LIBOR + .85	%)#	7/20/2027	2,054	2,034,264
PFS Financing Corp. 2016-BA A†	1.87%		10/15/2021	626	622,246
PFS Financing Corp. 2018-A A†	2.889%(1 Mo. LIBOR + .40	%)#	2/15/2022	593	592,437
PFS Financing Corp. 2018-B A†	2.89%		2/15/2023	2,372	2,358,910
Ready Capital Mortgage Financing LLC 2018-FL2 A†	3.34%(1 Mo. LIBOR + .85	%)#	6/25/2035	2,443	2,418,614
Regatta VI Funding Ltd. 2016-1A AR†	3.841%(3 Mo. LIBOR + 1.08	%)#	7/20/2028	1,410	1,400,757
Salem Fields CLO Ltd. 2016-2A A2R†	4.471%(3 Mo. LIBOR + 1.70	%)#	10/25/2028	1,227	1,220,870
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	2,534	2,541,404
Seneca Park CLO Ltd. 2014-1A AR†	3.893%(3 Mo. LIBOR + 1.12	%)#	7/17/2026	598	598,425
SLM Private Education Loan Trust 2010-A 2A†	5.739%(1 Mo. LIBOR + 3.25	%)#	5/16/2044	169	171,096
SLM Student Loan Trust 2011-1 A1	3.01%(1 Mo. LIBOR + .52	%)#	3/25/2026	53	53,472

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)			Fair Value
Other (continued)

SoFi Professional Loan Program 2017-D A1FX†	1.72%		9/25/2040		$477		$474,463
SoFi Professional Loan Program LLC 2017-C A2A†	1.75%		7/25/2040		319		316,633
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%		11/26/2040		1,361		1,347,196
Springleaf Funding Trust 2015-AA A†	3.16%		11/15/2024		36		36,230
TCI-Symphony CLO Ltd. 2016-1A A†	4.277%(3 Mo. LIBOR + 1.48	%)#	10/13/2029		463		464,166
Thacher Park CLO Ltd. 2014-1A AR†	3.921%(3 Mo. LIBOR + 1.16	%)#	10/20/2026		3,451		3,452,391
THL Credit Wind River CLO Ltd. 2012-1A BR†	4.637%(3 Mo. LIBOR + 1.85	%)#	1/15/2026		3,820		3,822,097
Towd Point Asset Trust 2018-SL1 A†	3.11%(1 Mo. LIBOR + .60	%)#	1/25/2046		2,206		2,183,514
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	3.619%(1 Mo. LIBOR + 1.13	%)#	11/15/2037		2,737		2,737,566
West CLO Ltd. 2014-2A A1AR†	3.649%(3 Mo. LIBOR + .87	%)#	1/16/2027		3,602		3,589,910
WhiteHorse VIII Ltd. 2014-1A BR†	4.186%(3 Mo. LIBOR + 1.45	%)#	5/1/2026		1,501		1,495,122
Total							126,645,421
Total Asset-Backed Securities (cost $304,527,682)							304,174,910

				Shares (000)
COMMON STOCKS 0.00%

Electric: Power 0.00%

Eneva SA*(a)				BRL	—	(b)	1,586

Oil 0.00%

Dommo Energia SA*(a)				BRL	40		8,141
Templar Energy LLC Class A Units					10		5,805
Total							13,946
Total Common Stocks (cost $121,647)							15,532

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BONDS 0.10%

Electric: Power 0.02%

Clearway Energy, Inc.†	3.25%	6/1/2020	$215	$208,909

Energy Equipment & Services 0.01%

Tesla Energy Operations, Inc.	1.625%	11/1/2019	186	177,073

Real Estate Investment Trusts 0.07%

VEREIT, Inc.	3.75%	12/15/2020	870	862,827
Total Convertible Bonds (cost $1,266,860)				1,248,809

CORPORATE BONDS 38.25%

Aerospace/Defense 0.44%

Bombardier, Inc. (Canada)†(c)	6.00%	10/15/2022	648	654,480
Bombardier, Inc. (Canada)†(c)	6.125%	1/15/2023	2,429	2,453,290
Bombardier, Inc. (Canada)†(c)	8.75%	12/1/2021	1,165	1,285,869
Embraer Overseas Ltd.†	5.696%	9/16/2023	612	658,671
L3 Technologies, Inc.	4.95%	2/15/2021	109	111,918
TransDigm, Inc.	6.00%	7/15/2022	52	53,092
Triumph Group, Inc.	4.875%	4/1/2021	404	399,960
United Technologies Corp.	3.65%	8/16/2023	4	4,060
Total				5,621,340

Air Transportation 0.26%

Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(c)	3.875%	3/15/2023	306	301,094
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(c)	5.00%	12/15/2023	171	173,967
American Airlines 2013-1 Class B Pass-Through Trust†	5.625%	1/15/2021	257	261,226
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	10/1/2022	1,264	1,263,763
Continental Airlines 2012-1 Class B Pass-Through Trust	6.25%	4/11/2020	48	49,095
Delta Airlines 2011-1 Class A Pass Through Trust	5.30%	4/15/2019	351	351,793
UAL 2007-1 Pass Through Trust	7.336%	7/2/2019	115	116,519
United Airlines 2014-1 Class B Pass-Through Trust	4.75%	4/11/2022	188	190,192
US Airways 2012-2 Class B Pass-Through Trust	6.75%	6/3/2021	26	27,226
US Airways 2013-1 Class B Pass-Through Trust	5.375%	11/15/2021	613	629,500
Total				3,364,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Auto Parts: Original Equipment 0.20%

American Axle & Manufacturing, Inc.	6.625%	10/15/2022	$254	$260,668
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	1,000	1,007,887
Schaeffler Finance BV (Netherlands)†(c)	4.75%	5/15/2023	233	234,165
Titan International, Inc.	6.50%	11/30/2023	437	409,688
ZF North America Capital, Inc.†	4.00%	4/29/2020	669	670,825
Total				2,583,233

Automotive 2.07%

American Honda Finance Corp.	1.65%	7/12/2021	325	315,357
Daimler Finance North America LLC†	2.875%	3/10/2021	612	606,368
Daimler Finance North America LLC†	3.75%	11/5/2021	1,463	1,475,571
Deck Chassis Acquisition, Inc.†	10.00%	6/15/2023	472	456,660
Fiat Chrysler Automobiles NV (United Kingdom)(c)	5.25%	4/15/2023	200	203,700
Ford Motor Credit Co. LLC	2.979%	8/3/2022	500	471,356
Ford Motor Credit Co. LLC	3.096%	5/4/2023	317	291,736
Ford Motor Credit Co. LLC	3.219%	1/9/2022	475	456,287
Ford Motor Credit Co. LLC	3.754%(3 Mo. LIBOR + .93%)#	9/24/2020	968	958,032
Ford Motor Credit Co. LLC	4.14%	2/15/2023	528	511,080
Ford Motor Credit Co. LLC	5.875%	8/2/2021	3,272	3,383,490
Ford Motor Credit Co. LLC	8.125%	1/15/2020	3,822	3,970,536
General Motors Co.	4.875%	10/2/2023	1,492	1,540,870
General Motors Financial Co., Inc.	3.20%	7/6/2021	557	551,295
General Motors Financial Co., Inc.	4.20%	3/1/2021	2,300	2,327,281
General Motors Financial Co., Inc.	4.375%	9/25/2021	881	896,004
General Motors Financial Co., Inc.	5.10%	1/17/2024	935	958,017
Hyundai Capital America†	1.75%	9/27/2019	905	897,756
Hyundai Capital America†	2.00%	7/1/2019	107	106,680
Hyundai Capital America†	2.50%	3/18/2019	473	472,976
Hyundai Capital America†	3.25%	9/20/2022	636	623,841
Hyundai Capital America†	3.45%	3/12/2021	280	278,830
Hyundai Capital Services, Inc. (South Korea)†(c)	3.00%	8/29/2022	1,287	1,254,176
Volkswagen Group of America Finance LLC†	3.875%	11/13/2020	1,629	1,647,249
Volkswagen Group of America Finance LLC†	4.00%	11/12/2021	1,936	1,962,062
Total				26,617,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional 5.37%

ABN AMRO Bank NV (Netherlands)(c)	6.25%		4/27/2022	$2,533	$2,709,882
Akbank T.A.S. (Turkey)†(c)	5.00%		10/24/2022	600	574,565
ASB Bank Ltd. (New Zealand)†(c)	3.75%		6/14/2023	1,018	1,025,089
Associated Banc-Corp.	2.75%		11/15/2019	496	494,180
Associated Bank NA	3.50%		8/13/2021	995	1,000,456
Banco Bilbao Vizcaya Argentaria SA (Spain)(c)	3.00%		10/20/2020	417	416,571
Banco de Credito del Peru (Panama)†(c)	2.25%		10/25/2019	200	199,200
Banco Santander SA (Spain)(c)	3.848%		4/12/2023	800	795,252
Bank of Montreal (Canada)(c)	3.30%		2/5/2024	1,303	1,298,635
Barclays Bank plc (United Kingdom)†(c)	10.179%		6/12/2021	1,791	2,024,443
CIT Group, Inc.	4.125%		3/9/2021	554	561,435
Citigroup, Inc.	3.455%(3 Mo. LIBOR + .69	%)#	10/27/2022	1,324	1,321,113
Citigroup, Inc.	4.05%		7/30/2022	812	828,288
Citizens Bank NA/Providence RI	3.25%		2/14/2022	526	526,429
Credit Suisse AG (Switzerland)†(c)	6.50%		8/8/2023	1,214	1,300,422
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)(c)	3.125%		12/10/2020	1,400	1,397,549
Danske Bank A/S (Denmark)†(c)	2.00%		9/8/2021	426	408,321
Danske Bank A/S (Denmark)†(c)	2.75%		9/17/2020	697	687,420
Danske Bank A/S (Denmark)†(c)	2.80%		3/10/2021	1,410	1,385,491
Danske Bank A/S (Denmark)†(c)	5.00%		1/12/2022	909	928,137
Discover Bank	3.35%		2/6/2023	477	471,520
Discover Bank	7.00%		4/15/2020	941	977,510
Discover Bank	8.70%		11/18/2019	796	825,219
Goldman Sachs Group, Inc. (The)	2.876	%#(d)	10/31/2022	1,868	1,841,129
Goldman Sachs Group, Inc. (The)	2.908%(3 Mo. LIBOR + 1.05	%)#	6/5/2023	1,507	1,479,645
Goldman Sachs Group, Inc. (The)	3.875%(3 Mo. LIBOR + 1.11	%)#	4/26/2022	1,638	1,648,006
Goldman Sachs Group, Inc. (The)	5.25%		7/27/2021	1,077	1,127,454
Goldman Sachs Group, Inc. (The)	5.75%		1/24/2022	515	550,069
Goldman Sachs Group, Inc. (The)	6.00%		6/15/2020	266	275,789
Huntington Bancshares, Inc.	7.00%		12/15/2020	225	239,463
ING Bank NV (Netherlands)†(c)	5.80%		9/25/2023	559	595,797
Intesa Sanpaolo SpA (Italy)†(c)	6.50%		2/24/2021	2,138	2,212,343
Lloyds Bank plc (United Kingdom)†(c)	6.50%		9/14/2020	2,951	3,066,352
Macquarie Bank Ltd. (Australia)†(c)	6.625%		4/7/2021	294	311,732
Macquarie Group Ltd. (Australia)†(c)	3.189%(3 Mo. LIBOR + 1.02	%)#	11/28/2023	871	850,122

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Macquarie Group Ltd. (Australia)†(c)	4.15%(3 Mo. LIBOR + 1.33	%)#)	3/27/2024	$1,393	$1,400,464
Macquarie Group Ltd. (Australia)†(c)	7.625%		8/13/2019	324	330,554
Manufacturers & Traders Trust Co.	3.708%(1 Mo. LIBOR + 1.22	%)#	12/28/2020	346	346,076
Morgan Stanley	3.941%(3 Mo. LIBOR + 1.18	%)#	1/20/2022	1,300	1,314,626
Morgan Stanley	7.30%		5/13/2019	167	168,436
NBK SPC Ltd. (United Arab Emirates)†(c)	2.75%		5/30/2022	960	941,520
Nordea Bank Abp (Finland)†(c)	4.25%		9/21/2022	505	512,017
Nordea Bank Abp (Finland)†(c)	4.875%		5/13/2021	1,768	1,809,637
Popular, Inc.	6.125%		9/14/2023	504	521,010
QNB Finansbank AS (Turkey)†(c)	6.25%		4/30/2019	558	560,278
Royal Bank of Scotland Group plc (United Kingdom)(c)	3.498%(3 Mo. LIBOR + 1.48	%)#	5/15/2023	1,522	1,501,702
Royal Bank of Scotland Group plc (United Kingdom)(c)	6.125%		12/15/2022	435	459,277
Royal Bank of Scotland Group plc (United Kingdom)(c)	6.40%		10/21/2019	736	750,123
Santander UK Group Holdings plc (United Kingdom)(c)	2.875%		8/5/2021	321	316,181
Santander UK Group Holdings plc (United Kingdom)(c)	3.373%(3 Mo. LIBOR + 1.08	%)#	1/5/2024	1,011	981,656
Santander UK Group Holdings plc (United Kingdom)(c)	3.571%		1/10/2023	1,294	1,276,226
Sberbank of Russia Via SB Capital SA (Luxembourg)(c)	4.15%		3/6/2019	2,539	2,539,013
Standard Chartered Bank Hong Kong Ltd. (Hong Kong)(c)	5.875%		6/24/2020	555	571,673
Standard Chartered plc (United Kingdom)†(c)	4.247%(3 Mo. LIBOR + 1.15	%)#	1/20/2023	1,578	1,591,528
SVB Financial Group	5.375%		9/15/2020	70	72,047
Synovus Financial Corp.	3.125%		11/1/2022	1,470	1,422,225
Turkiye Halk Bankasi AS (Turkey)†(c)	3.875%		2/5/2020	218	208,386
Turkiye Halk Bankasi AS (Turkey)†(c)	4.75%		6/4/2019	1,619	1,613,866
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	5.625%		5/30/2022	821	790,226
Turkiye Vakiflar Bankasi TAO (Turkey)†(c)	5.75%		1/30/2023	806	756,839
UBS AG	7.625%		8/17/2022	3,224	3,554,089
UBS Group Funding Switzerland AG (Switzerland)†(c)	2.65%		2/1/2022	921	903,084
UBS Group Funding Switzerland AG (Switzerland)†(c)	3.491%		5/23/2023	971	968,844
UBS Group Funding Switzerland AG (Switzerland)†(c)	3.871%(3 Mo. LIBOR + 1.22	%)#	5/23/2023	1,085	1,088,458
Wells Fargo & Co.	3.069%		1/24/2023	1,894	1,883,005
Zions Bancorp N.A.	3.35%		3/4/2022	1,046	1,046,241
Zions Bancorp N.A.	3.50%		8/27/2021	376	377,232
Total					68,931,567

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.19%

Keurig Dr Pepper, Inc.	3.20%	11/15/2021	$880	$872,039
Keurig Dr Pepper, Inc.†	4.057%	5/25/2023	1,557	1,575,188
Total				2,447,227

Biotechnology Research & Production 0.07%

Sotera Health Topco, Inc. PIK 8.875%†	8.125%	11/1/2021	888	876,900

Building Materials 0.84%

Boral Finance Pty Ltd. (Australia)†(c)	3.00%	11/1/2022	374	362,985
CPG Merger Sub LLC†	8.00%	10/1/2021	955	945,450
Griffon Corp.	5.25%	3/1/2022	1,961	1,943,841
Holcim US Finance Sarl & Cie SCS (Luxembourg)†(c)	6.00%	12/30/2019	4,248	4,338,540
Martin Marietta Materials, Inc.	3.313%(3 Mo. LIBOR + .65%)#	5/22/2020	230	230,120
Owens Corning	4.20%	12/1/2024	1,089	1,083,896
Summit Materials LLC/Summit Materials Finance Corp.	8.50%	4/15/2022	296	310,637
Vulcan Materials Co.	3.276%(3 Mo. LIBOR + .65%)#	3/1/2021	1,563	1,556,795
Total				10,772,264

Business Services 0.52%

APX Group, Inc.	8.75%	12/1/2020	1,684	1,681,895
Ashtead Capital, Inc.†	5.625%	10/1/2024	810	839,362
Equifax, Inc.	3.554%(3 Mo. LIBOR + .87%)#	8/15/2021	1,872	1,859,818
Equifax, Inc.	3.60%	8/15/2021	429	428,980
IHS Markit Ltd. (United Kingdom)(c)	4.125%	8/1/2023	480	481,560
Total System Services, Inc.	3.80%	4/1/2021	1,381	1,386,528
Total				6,678,143

Chemicals 0.54%

Blue Cube Spinco LLC	9.75%	10/15/2023	177	198,683
Blue Cube Spinco LLC	10.00%	10/15/2025	95	109,250
Braskem Netherlands Finance BV (Netherlands)†(c)	3.50%	1/10/2023	375	368,441

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

CNAC HK Finbridge Co. Ltd. (Hong Kong)(c)	3.00%	7/19/2020	$200	$198,592
CNAC HK Finbridge Co. Ltd. (Hong Kong)(c)	3.50%	7/19/2022	600	592,336
Equate Petrochemical BV (Netherlands)†(c)	3.00%	3/3/2022	200	196,247
Rayonier AM Products, Inc.†	5.50%	6/1/2024	804	748,186
SABIC Capital II BV (Netherlands)†(c)	4.00%	10/10/2023	695	705,338
Syngenta Finance NV (Netherlands)†(c)	3.698%	4/24/2020	700	701,848
Syngenta Finance NV (Netherlands)†(c)	3.933%	4/23/2021	1,026	1,023,522
Syngenta Finance NV (Netherlands)†(c)	4.441%	4/24/2023	250	250,254
Yara International ASA (Norway)†(c)	7.875%	6/11/2019	1,848	1,871,525
Total				6,964,222

Coal 0.06%

Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(c)	7.50%	12/11/2022	628	605,906
Peabody Energy Corp.†	6.00%	3/31/2022	202	204,525
Total				810,431

Computer Hardware 0.60%

Dell International LLC/EMC Corp.†	4.42%	6/15/2021	2,358	2,401,943
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	2,974	3,127,421
Dell International LLC/EMC Corp.†	5.875%	6/15/2021	774	789,807
GCI LLC	6.75%	6/1/2021	582	587,092
HT Global IT Solutions Holdings Ltd. (Mauritius)†(c)	7.00%	7/14/2021	700	723,100
Total				7,629,363

Computer Software 0.52%

Dun & Bradstreet Corp. (The)	4.25%	6/15/2020	63	64,103
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho†	10.00%	11/30/2024	65	71,175
Infor Software Parent LLC/Infor Software Parent, Inc. PIK 7.875%†	7.125%	5/1/2021	495	498,836
Infor US, Inc.	6.50%	5/15/2022	303	310,127
Informatica LLC†	7.125%	7/15/2023	1,026	1,044,078
RP Crown Parent LLC†	7.375%	10/15/2024	477	490,118
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	931	1,013,626
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	1,141	1,183,787

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software (continued)

TIBCO Software, Inc.†	11.375%	12/1/2021	$1,883	$2,001,864
Total				6,677,714

Construction/Homebuilding 0.67%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	202	194,930
Brookfield Residential Properties, Inc. (Canada)†(c)	6.50%	12/15/2020	1,872	1,879,020
Century Communities, Inc.	6.875%	5/15/2022	400	405,000
D.R. Horton, Inc.	3.75%	3/1/2019	40	40,000
D.R. Horton, Inc.	4.00%	2/15/2020	478	481,727
D.R. Horton, Inc.	4.375%	9/15/2022	330	334,111
D.R. Horton, Inc.	4.75%	2/15/2023	152	154,832
D.R. Horton, Inc.	5.75%	8/15/2023	1,592	1,682,753
M/I Homes, Inc.	6.75%	1/15/2021	2,026	2,063,987
Taylor Morrison Communities, Inc.	6.625%	5/15/2022	334	344,855
William Lyon Homes, Inc.	7.00%	8/15/2022	990	994,950
Total				8,576,165

Containers 0.30%

OI European Group BV (Netherlands)†(c)	4.00%	3/15/2023	285	279,300
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	3,461	3,471,931
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%	2/15/2021	84	84,037
Total				3,835,268

Drugs 0.34%

AmerisourceBergen Corp.	3.50%	11/15/2021	256	257,470
Bayer US Finance II LLC†	2.75%	7/15/2021	614	601,384
Bayer US Finance II LLC†	3.798%(3 Mo. LIBOR + 1.01%)#	12/15/2023	200	195,922
Bayer US Finance II LLC†	3.875%	12/15/2023	787	785,274
Bayer US Finance LLC†	2.375%	10/8/2019	200	199,134
Cigna Corp.†	3.138%(3 Mo. LIBOR + .35%)#	3/17/2020	153	152,874
Elanco Animal Health, Inc.†	3.912%	8/27/2021	464	469,374
Elanco Animal Health, Inc.†	4.272%	8/28/2023	1,070	1,086,708
Express Scripts Holding Co.	4.75%	11/15/2021	451	469,086
Teva Pharmaceutical Finance Co. BV (Curacao)(c)	3.65%	11/10/2021	179	174,632
Total				4,391,858

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 2.02%

AES Corp. (The)	4.875%	5/15/2023	$637	$644,763
Ausgrid Finance Pty Ltd. (Australia)†(c)	3.85%	5/1/2023	2,099	2,107,770
Dominion Energy, Inc.	2.962%	7/1/2019	519	518,978
Dominion Energy, Inc.	4.104%	4/1/2021	1,909	1,930,409
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	353	372,146
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	456	475,101
Emera US Finance LP	2.70%	6/15/2021	1,280	1,257,261
Enel Finance International NV (Netherlands)†(c)	2.75%	4/6/2023	1,010	960,133
Enel Finance International NV (Netherlands)†(c)	2.875%	5/25/2022	2,250	2,183,004
Enel Finance International NV (Netherlands)†(c)	4.25%	9/14/2023	472	475,693
Exelon Generation Co. LLC	3.40%	3/15/2022	151	151,201
Exelon Generation Co. LLC	4.25%	6/15/2022	35	35,830
Jersey Central Power & Light Co.†	4.70%	4/1/2024	155	162,430
Origin Energy Finance Ltd. (Australia)†(c)	5.45%	10/14/2021	2,207	2,296,697
Pennsylvania Electric Co.	5.20%	4/1/2020	319	326,196
PNM Resources, Inc.	3.25%	3/9/2021	546	543,992
PPL Capital Funding, Inc.	3.50%	12/1/2022	430	428,151
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(c)	5.375%	5/1/2021	154	158,209
PSEG Power LLC	3.85%	6/1/2023	1,446	1,456,917
PSEG Power LLC	5.125%	4/15/2020	45	45,993
Puget Energy, Inc.	6.00%	9/1/2021	1,149	1,213,585
San Diego Gas & Electric Co.	1.914%	2/1/2022	233	226,967
SCANA Corp.	4.125%	2/1/2022	1,093	1,102,739
SCANA Corp.	4.75%	5/15/2021	1,777	1,808,233
SCANA Corp.	6.25%	4/1/2020	786	803,552
Sempra Energy	3.287%(3 Mo. LIBOR + .50%)#	1/15/2021	716	708,278
Sempra Energy	4.05%	12/1/2023	465	466,427
State Grid Overseas Investment 2016 Ltd.†	2.25%	5/4/2020	1,220	1,206,588
TransAlta Corp. (Canada)(c)	4.50%	11/15/2022	1,861	1,863,792
Total				25,931,035

Electrical Equipment 0.69%

Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%	1/15/2023	1,435	1,368,999
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.00%	1/15/2022	3,197	3,139,933
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.625%	1/15/2024	523	508,697
Marvell Technology Group Ltd.	4.20%	6/22/2023	953	957,832

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment (continued)

NXP BV/NXP Funding LLC (Netherlands)†(c)	3.875%	9/1/2022	$563	$562,949
NXP BV/NXP Funding LLC (Netherlands)†(c)	4.125%	6/15/2020	200	201,950
NXP BV/NXP Funding LLC (Netherlands)†(c)	4.125%	6/1/2021	1,258	1,270,140
NXP BV/NXP Funding LLC (Netherlands)†(c)	4.625%	6/1/2023	797	814,398
Total				8,824,898

Electronics 0.18%

PerkinElmer, Inc.	5.00%	11/15/2021	770	796,836
Tech Data Corp.	3.70%	2/15/2022	589	583,254
Trimble, Inc.	4.15%	6/15/2023	967	969,411
Total				2,349,501

Engineering & Contracting Services 0.04%

StandardAero Aviation Holdings, Inc.†	10.00%	7/15/2023	515	557,488

Entertainment 0.35%

Eldorado Resorts, Inc.	7.00%	8/1/2023	500	525,000
Scientific Games International, Inc.	6.25%	9/1/2020	674	679,028
Scientific Games International, Inc.	6.625%	5/15/2021	1,149	1,169,808
Scientific Games International, Inc.	10.00%	12/1/2022	1,907	2,011,885
WMG Acquisition Corp.†	5.625%	4/15/2022	38	38,570
Total				4,424,291

Financial Services 2.84%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.50%	5/26/2022	273	269,418
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.75%	5/15/2019	176	176,451
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.25%	7/1/2020	1,038	1,047,888
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.45%	12/16/2021	382	387,263
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.625%	10/30/2020	442	449,301
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.875%	1/16/2024	272	278,633

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Air Lease Corp.	4.25%	2/1/2024	$932	$938,287
Aircastle Ltd.	4.40%	9/25/2023	655	652,294
Aircastle Ltd.	5.00%	4/1/2023	1,479	1,505,394
Aircastle Ltd.	5.125%	3/15/2021	668	686,382
Aircastle Ltd.	5.50%	2/15/2022	1,298	1,343,535
Aircastle Ltd.	7.625%	4/15/2020	530	552,600
Discover Financial Services	5.20%	4/27/2022	1,557	1,630,208
GE Capital International Funding Co. Unlimited Co. (Ireland)(c)	2.342%	11/15/2020	3,853	3,790,014
International Lease Finance Corp.	5.875%	4/1/2019	1,672	1,674,644
International Lease Finance Corp.	6.25%	5/15/2019	1,149	1,156,253
International Lease Finance Corp.	8.25%	12/15/2020	2,944	3,178,774
International Lease Finance Corp.	8.625%	1/15/2022	1,214	1,366,611
Jefferies Financial Group, Inc.	5.50%	10/18/2023	1,775	1,847,923
Jefferies Group LLC	6.875%	4/15/2021	2,140	2,267,646
Jefferies Group LLC	8.50%	7/15/2019	5,090	5,187,151
Nationstar Mortgage Holdings, Inc.†	8.125%	7/15/2023	2,048	2,088,960
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	920	924,977
Navient Corp.	5.00%	10/26/2020	1,169	1,182,151
Navient Corp.	5.875%	3/25/2021	511	522,497
Navient Corp.	6.625%	7/26/2021	915	948,169
Travelport Corporate Finance plc (United Kingdom)†(c)	6.00%	3/15/2026	256	272,960
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	157	161,456
Total				36,487,840

Food 0.22%

Conagra Brands, Inc.	3.80%	10/22/2021	1,168	1,178,761
Conagra Brands, Inc.	4.30%	5/1/2024	1,001	1,015,007
Smithfield Foods, Inc.†	2.70%	1/31/2020	386	382,823
Smithfield Foods, Inc.†	3.35%	2/1/2022	226	217,690
Total				2,794,281

Health Care Products 0.57%

Becton Dickinson & Co.	3.678%(3 Mo. LIBOR + .88%)#	12/29/2020	671	669,081
Kinetic Concepts, Inc./KCI USA, Inc.†	7.875%	2/15/2021	1,640	1,676,900
Kinetic Concepts, Inc./KCI USA, Inc.†	12.50%	11/1/2021	129	140,126
Life Technologies Corp.	5.00%	1/15/2021	2,794	2,854,718
Life Technologies Corp.	6.00%	3/1/2020	1,654	1,699,439
Zimmer Biomet Holdings, Inc.	3.70%	3/19/2023	278	276,737
Total				7,317,001

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 1.11%

Acadia Healthcare Co., Inc.	6.125%	3/15/2021	$1,796	$1,800,490
Centene Corp.	5.625%	2/15/2021	3,021	3,066,315
Eagle Holding Co. II LLC PIK 8.375%†	7.625%	5/15/2022	474	476,370
Fresenius Medical Care US Finance II, Inc.†	4.125%	10/15/2020	123	123,831
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	3,051	3,204,819
Fresenius Medical Care US Finance, Inc.†	5.75%	2/15/2021	118	122,207
Select Medical Corp.	6.375%	6/1/2021	36	36,270
Surgery Center Holdings, Inc.†	8.875%	4/15/2021	899	919,228
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	1,246	1,308,300
Universal Health Services, Inc.†	4.75%	8/1/2022	3,104	3,142,800
Total				14,200,630

Household Equipment/Products 0.30%

Newell Brands, Inc.	3.85%	4/1/2023	2,392	2,334,487
Newell Brands, Inc.	4.00%	12/1/2024	769	725,398
Newell Brands, Inc.	4.70%	8/15/2020	143	145,027
Newell Brands, Inc.	5.00%	11/15/2023	372	371,869
Scotts Miracle-Gro Co. (The)	6.00%	10/15/2023	165	170,775
Spectrum Brands, Inc.	6.625%	11/15/2022	44	45,100
Total				3,792,656

Insurance 0.46%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%	8/1/2023	920	955,075
American International Group, Inc.	4.875%	6/1/2022	74	77,605
Assurant, Inc.	4.20%	9/27/2023	988	994,298
AXA Equitable Holdings, Inc.	3.90%	4/20/2023	1,084	1,093,335
CNA Financial Corp.	5.875%	8/15/2020	600	622,319
CNO Financial Group, Inc.	4.50%	5/30/2020	99	99,990
Protective Life Corp.	7.375%	10/15/2019	208	213,704
Willis North America, Inc.	7.00%	9/29/2019	1,005	1,025,501
Willis Towers Watson plc (United Kingdom)(c)	5.75%	3/15/2021	284	296,860
WR Berkley Corp.	5.375%	9/15/2020	470	482,695
Total				5,861,382

Investment Management Companies 0.02%

Huarong Finance Co. Ltd.	4.00%	7/17/2019	250	250,217

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leasing 0.23%

Aviation Capital Group LLC†	3.875%	5/1/2023	$706	$698,666
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.50%	1/15/2023	159	163,404
DAE Funding LLC (United Arab Emirates)†(c)	4.00%	8/1/2020	397	397,000
GATX Corp.	4.35%	2/15/2024	507	514,861
Park Aerospace Holdings Ltd. (Ireland)†(c)	3.625%	3/15/2021	348	344,520
Park Aerospace Holdings Ltd. (Ireland)†(c)	4.50%	3/15/2023	508	505,460
Park Aerospace Holdings Ltd. (Ireland)†(c)	5.25%	8/15/2022	333	341,728
Total				2,965,639

Leisure 0.47%

LTF Merger Sub, Inc.†	8.50%	6/15/2023	3,364	3,456,510
NCL Corp. Ltd.†	4.75%	12/15/2021	334	340,570
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	1,107	1,168,535
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	968	1,051,490
Total				6,017,105

Lodging 0.07%

Studio City Co., Ltd. (Macau)†(c)	7.25%	11/30/2021	481	500,384
Wyndham Destinations, Inc.	5.625%	3/1/2021	398	408,945
Total				909,329

Machinery: Agricultural 0.48%

BAT Capital Corp.	3.222%	8/15/2024	1,964	1,892,728
Philip Morris International, Inc.	2.375%	8/17/2022	126	122,935
Pyxus International, Inc.	9.875%	7/15/2021	849	761,977
Reynolds American, Inc.	4.85%	9/15/2023	945	987,973
Viterra, Inc. (Canada)†(c)	5.95%	8/1/2020	2,351	2,422,706
Total				6,188,319

Machinery: Industrial/Specialty 0.60%

CNH Industrial Capital LLC	4.20%	1/15/2024	900	899,822
CNH Industrial Capital LLC	4.375%	11/6/2020	289	292,410
CNH Industrial Capital LLC	4.375%	4/5/2022	1,563	1,588,164
CNH Industrial Capital LLC	4.875%	4/1/2021	1,170	1,197,963
CNH Industrial NV (United Kingdom)(c)	4.50%	8/15/2023	1,303	1,331,536
Nvent Finance Sarl (Luxembourg)(c)	3.95%	4/15/2023	1,308	1,293,302
Roper Technologies, Inc.	3.65%	9/15/2023	833	837,349

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty (continued)

Wabtec Corp.	3.838%(3 Mo. LIBOR + 1.05%)#	9/15/2021	$134	$133,776
Wabtec Corp.	4.15%	3/15/2024	132	131,917
Total				7,706,239

Manufacturing 0.92%

Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	859	865,580
General Electric Co.	2.70%	10/9/2022	2,000	1,934,949
General Electric Co.	3.10%	1/9/2023	1,059	1,036,711
General Electric Co.	3.15%	9/7/2022	827	814,301
General Electric Co.	3.375%	3/11/2024	366	358,973
General Electric Co.	3.45%	5/15/2024	947	930,322
General Electric Co.	4.375%	9/16/2020	317	321,600
General Electric Co.	4.65%	10/17/2021	2,013	2,073,973
General Electric Co.	5.30%	2/11/2021	861	886,074
General Electric Co.	5.50%	1/8/2020	199	202,944
General Electric Co./LJ VP Holdings LLC†	3.80%	6/18/2019	534	534,937
Pentair Finance Sarl (Luxembourg)(c)	2.65%	12/1/2019	1,821	1,819,862
Total				11,780,226

Media 0.98%

Altice Financing SA (Luxembourg)†(c)	6.625%	2/15/2023	1,025	1,055,740
CCO Holdings LLC/CCO Holdings Capital Corp.	5.25%	3/15/2021	1,580	1,586,912
Cox Communications, Inc.†	2.95%	6/30/2023	1,607	1,563,441
Cox Communications, Inc.†	3.25%	12/15/2022	1,093	1,082,545
Globo Comunicacao e Participacoes SA (Brazil)†(c)	4.875%	4/11/2022	250	254,815
Myriad International Holdings BV (Netherlands)†(c)	6.00%	7/18/2020	1,825	1,882,250
NBCUniversal Enterprise, Inc.†	5.25%	—(e)	4,080	4,148,116
Time Warner Cable LLC	8.25%	4/1/2019	963	966,903
Total				12,540,722

Metal Fabricating 0.10%

Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	840	845,250
Zekelman Industries, Inc.†	9.875%	6/15/2023	423	452,483
Total				1,297,733

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 2.32%

Anglo American Capital plc (United Kingdom)†(c)	3.75%	4/10/2022	$2,310	$2,301,201
Anglo American Capital plc (United Kingdom)†(c)	4.125%	4/15/2021	200	200,922
Anglo American Capital plc (United Kingdom)†(c)	4.125%	9/27/2022	1,807	1,820,583
Century Aluminum Co.†	7.50%	6/1/2021	395	396,975
FMG Resources August 2006 Pty Ltd. (Australia)†(c)	4.75%	5/15/2022	130	130,487
FMG Resources August 2006 Pty Ltd. (Australia)†(c)	5.125%	3/15/2023	390	390,000
FMG Resources August 2006 Pty Ltd. (Australia)†(c)	5.125%	5/15/2024	949	943,069
Freeport-McMoRan, Inc.	4.00%	11/14/2021	244	244,915
Freeport-McMoRan, Inc.	4.55%	11/14/2024	565	560,762
Freeport-McMoRan, Inc.	6.875%	2/15/2023	308	326,480
Glencore Finance Canada Ltd. (Canada)†(c)	4.25%	10/25/2022	2,555	2,599,291
Glencore Finance Canada Ltd. (Canada)†(c)	4.95%	11/15/2021	2,804	2,896,744
Glencore Funding LLC†	2.875%	4/16/2020	123	121,861
Glencore Funding LLC†	3.00%	10/27/2022	225	219,179
Glencore Funding LLC†	3.125%	4/29/2019	2,551	2,544,985
Glencore Funding LLC†	4.125%	5/30/2023	495	497,076
Glencore Funding LLC†	4.625%	4/29/2024	326	332,586
Goldcorp, Inc. (Canada)(c)	3.625%	6/9/2021	2,998	3,006,667
Goldcorp, Inc. (Canada)(c)	3.70%	3/15/2023	937	943,546
Hecla Mining Co.	6.875%	5/1/2021	339	340,059
Hudbay Minerals, Inc. (Canada)†(c)	7.25%	1/15/2023	521	539,235
Indonesia Asahan Aluminium Persero PT (Indonesia)†(c)	5.23%	11/15/2021	1,000	1,033,685
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	483	507,754
Kinross Gold Corp. (Canada)(c)	5.125%	9/1/2021	257	263,810
Kinross Gold Corp. (Canada)(c)	5.95%	3/15/2024	1,044	1,101,420
New Gold, Inc. (Canada)†(c)	6.25%	11/15/2022	667	594,464
Newmont Mining Corp.	3.50%	3/15/2022	326	327,748
Newmont Mining Corp.	5.125%	10/1/2019	1,283	1,298,321
Teck Resources Ltd. (Canada)†(c)	8.50%	6/1/2024	3,075	3,309,469
Total				29,793,294

Natural Gas 0.09%

National Fuel Gas Co.	3.75%	3/1/2023	515	508,403
National Fuel Gas Co.	4.90%	12/1/2021	682	697,157
Total				1,205,560

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Office Furniture & Business Equipment 0.03%

Xerox Corp.	3.625%	3/15/2023	$127	$125,254
Xerox Corp.	5.625%	12/15/2019	200	203,940
Total				329,194

Oil 4.44%

Afren plc (United Kingdom)†(c)(f)	6.625%	12/9/2020	195	691
Afren plc (United Kingdom)†(c)(f)	10.25%	4/8/2019	195	1,643
Afren plc (United Kingdom)†(c)(f)	11.50%	2/1/2016	390	3,287
Anadarko Petroleum Corp.	4.85%	3/15/2021	389	399,860
Antero Resources Corp.	5.125%	12/1/2022	2,570	2,583,749
Callon Petroleum Co.	6.125%	10/1/2024	192	194,400
Canadian Oil Sands Ltd. (Canada)†(c)	7.75%	5/15/2019	295	298,128
Canadian Oil Sands Ltd. (Canada)†(c)	9.40%	9/1/2021	125	137,801
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	2,360	2,339,350
Cenovus Energy, Inc. (Canada)(c)	5.70%	10/15/2019	346	351,171
Chaparral Energy, Inc.†	8.75%	7/15/2023	1,580	1,003,300
CNOOC Curtis Funding No 1 Pty Ltd. (Australia)†(c)	4.50%	10/3/2023	500	519,446
CNOOC Finance 2015 Australia Pty Ltd. (Australia)(c)	2.625%	5/5/2020	1,000	993,649
CNX Resources Corp.	5.875%	4/15/2022	520	526,500
Continental Resources, Inc.	4.50%	4/15/2023	2,377	2,427,378
Continental Resources, Inc.	5.00%	9/15/2022	2,604	2,632,955
Diamondback Energy, Inc.†	4.75%	11/1/2024	1,203	1,222,549
Diamondback Energy, Inc.	4.75%	11/1/2024	813	826,211
Diamondback Energy, Inc.	5.375%	5/31/2025	147	152,513
Eclipse Resources Corp.	8.875%	7/15/2023	961	869,705
Encana Corp. (Canada)(c)	6.50%	5/15/2019	3,025	3,044,828
Energen Corp.	4.625%	9/1/2021	615	622,687
Eni SpA (Italy)†(c)	4.15%	10/1/2020	600	606,363
Equinor ASA (Norway)†(c)	7.875%	12/9/2022	1,000	1,158,185
Gazprom OAO Via Gaz Capital SA (Luxembourg)†(c)	6.51%	3/7/2022	700	739,714
Gulfport Energy Corp.	6.625%	5/1/2023	654	644,190
Harvest Operations Corp. (Canada)†(c)	4.20%	6/1/2023	250	257,765
HighPoint Operating Corp.	7.00%	10/15/2022	133	128,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Husky Energy, Inc. (Canada)(c)	3.95%	4/15/2022	$260	$263,278
Husky Energy, Inc. (Canada)(c)	4.00%	4/15/2024	673	676,751
Kerr-McGee Corp.	6.95%	7/1/2024	512	577,636
Laredo Petroleum, Inc.	5.625%	1/15/2022	1,274	1,213,192
Marathon Petroleum Corp.†	5.375%	10/1/2022	938	949,873
MEG Energy Corp. (Canada)†(c)	6.50%	1/15/2025	630	621,337
Motiva Enterprises LLC†	5.75%	1/15/2020	2,096	2,125,667
Murphy Oil Corp.	6.875%	8/15/2024	299	316,523
Newfield Exploration Co.	5.75%	1/30/2022	1,100	1,160,500
Nexen, Inc. (Canada)(c)	6.20%	7/30/2019	74	74,971
Oasis Petroleum, Inc.	6.875%	3/15/2022	4,529	4,534,661
OGX Austria GmbH (Brazil)†(c)(f)	8.50%	6/1/2018	225	5
Petrobras Global Finance BV (Netherlands)(c)	6.125%	1/17/2022	202	213,108
Petroleos Mexicanos (Mexico)(c)	3.50%	1/30/2023	1,714	1,600,705
Petroleos Mexicanos (Mexico)(c)	4.625%	9/21/2023	3,045	2,923,809
Petroleos Mexicanos (Mexico)(c)	4.875%	1/18/2024	1,332	1,276,589
Petroleos Mexicanos (Mexico)(c)	5.50%	1/21/2021	884	897,039
Petroleos Mexicanos (Mexico)(c)	6.375%	2/4/2021	3,552	3,663,142
Phillips 66	3.246%(3 Mo. LIBOR + .60%)#	2/26/2021	362	361,805
Pioneer Natural Resources Co.	7.50%	1/15/2020	101	104,779
Range Resources Corp.	5.00%	8/15/2022	1,713	1,695,870
Range Resources Corp.	5.00%	3/15/2023	362	351,140
Range Resources Corp.	5.75%	6/1/2021	605	615,588
Range Resources Corp.	5.875%	7/1/2022	216	219,240
Resolute Energy Corp.	8.50%	5/1/2020	822	825,082
Sable Permian Resources Land LLC/AEPB Finance Corp.†	13.00%	11/30/2020	549	565,470
Seven Generations Energy Ltd. (Canada)†(c)	6.75%	5/1/2023	1,660	1,705,650
Seven Generations Energy Ltd. (Canada)†(c)	6.875%	6/30/2023	1,343	1,386,647
Sinopec Group Overseas Development 2016 Ltd. (China)†(c)	2.125%	5/3/2019	561	560,130
SM Energy Co.	6.125%	11/15/2022	498	498,000
WPX Energy, Inc.	5.25%	9/15/2024	227	227,284
WPX Energy, Inc.	6.00%	1/15/2022	82	85,075
Total				56,976,577

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 3.20%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.50%	10/15/2019	$709	$717,337
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	982	1,009,005
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.375%	5/1/2024	3,251	3,417,614
Boardwalk Pipelines LP	5.75%	9/15/2019	125	126,553
Enable Midstream Partners LP	2.40%	5/15/2019	1,000	998,666
Enable Oklahoma Intrastate Transmission LLC†	6.25%	3/15/2020	1,937	1,989,766
Enbridge Energy Partners LP	5.20%	3/15/2020	133	135,956
Enbridge Energy Partners LP	9.875%	3/1/2019	2,798	2,798,000
Energy Transfer LP	4.25%	3/15/2023	2,099	2,130,905
Energy Transfer Operating LP	4.65%	6/1/2021	400	410,520
Energy Transfer Operating LP	9.00%	4/15/2019	4,327	4,355,430
Energy Transfer Operating LP	9.70%	3/15/2019	3,152	3,158,232
Florida Gas Transmission Co. LLC†	3.875%	7/15/2022	320	323,799
Florida Gas Transmission Co. LLC†	5.45%	7/15/2020	334	342,626
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	1,495	1,509,192
Gulf South Pipeline Co. LP	4.00%	6/15/2022	629	628,646
Kinder Morgan Energy Partners LP	5.30%	9/15/2020	1,667	1,718,994
Kinder Morgan Energy Partners LP	5.80%	3/1/2021	1,426	1,494,559
Kinder Morgan, Inc.†	5.00%	2/15/2021	594	612,376
Kinder Morgan, Inc.†	5.625%	11/15/2023	361	389,746
Kinder Morgan, Inc.	6.50%	9/15/2020	666	698,844
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	947	954,027
NGPL PipeCo LLC†	4.375%	8/15/2022	203	206,045
Northern Natural Gas Co.†	4.25%	6/1/2021	276	281,387
ONEOK Partners LP	8.625%	3/1/2019	363	363,000
ONEOK, Inc.	7.50%	9/1/2023	1,313	1,493,221
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	842	871,165
Sabine Pass Liquefaction LLC	5.625%	4/15/2023	5,811	6,190,451
Spectra Energy Partners LP	4.60%	6/15/2021	297	304,091
Texas Eastern Transmission LP†	4.125%	12/1/2020	500	506,072
Texas Gas Transmission LLC†	4.50%	2/1/2021	729	736,434
Williams Cos., Inc. (The)	7.875%	9/1/2021	192	211,125
Total				41,083,784

Oil: Integrated Domestic 0.45%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	2.773%	12/15/2022	46	45,312
National Oilwell Varco, Inc.	2.60%	12/1/2022	2,954	2,864,344
Schlumberger Holdings Corp.†	3.75%	5/1/2024	654	657,210
SESI LLC	7.125%	12/15/2021	1,880	1,748,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic (continued)

TechnipFMC plc (United Kingdom)(c)	3.45%	10/1/2022	$513	$502,458
Total				5,817,724

Real Estate Investment Trusts 0.80%

Agile Group Holdings Ltd. (China)(c)	9.00%	5/21/2020	500	516,256
Brixmor Operating Partnership LP	3.25%	9/15/2023	1,080	1,049,127
Brixmor Operating Partnership LP	3.65%	6/15/2024	424	414,379
Brixmor Operating Partnership LP	3.875%	8/15/2022	200	200,277
EPR Properties	5.25%	7/15/2023	172	178,937
EPR Properties	5.75%	8/15/2022	979	1,030,843
GLP Capital LP/GLP Financing II, Inc.	4.875%	11/1/2020	160	162,800
HCP, Inc.	4.25%	11/15/2023	111	113,509
Healthcare Trust of America Holdings LP	2.95%	7/1/2022	228	222,764
Highwoods Realty LP	3.20%	6/15/2021	155	153,512
Reckson Operating Partnership LP	7.75%	3/15/2020	850	886,360
Senior Housing Properties Trust	3.25%	5/1/2019	942	940,608
SITE Centers Corp.	4.625%	7/15/2022	154	157,692
SL Green Operating Partnership LP	3.25%	10/15/2022	339	333,802
SL Green Realty Corp.	4.50%	12/1/2022	1,530	1,567,110
Vereit Operating Partnership LP	4.125%	6/1/2021	329	331,336
Vereit Operating Partnership LP	4.60%	2/6/2024	1,450	1,474,393
Welltower, Inc.	4.50%	1/15/2024	138	142,943
Weyerhaeuser Co.	4.70%	3/15/2021	292	298,803
Weyerhaeuser Co.	7.375%	10/1/2019	68	69,654
Total				10,245,105

Retail 0.07%

AutoNation, Inc.	3.50%	11/15/2024	567	532,204
Dollar Tree, Inc.	3.70%	5/15/2023	334	331,447
Total				863,651

Savings & Loan 0.03%

People’s United Financial, Inc.	3.65%	12/6/2022	370	369,113

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel 0.05%

Vale Overseas Ltd. (Brazil)(c)	4.375%	1/11/2022	$652	$656,694

Technology 0.40%

Alibaba Group Holding Ltd. (China)(c)	2.80%	6/6/2023	478	467,882
Baidu, Inc. (China)(c)	3.50%	11/28/2022	650	648,551
Baidu, Inc. (China)(c)	3.875%	9/29/2023	1,948	1,967,422
Baidu, Inc. (China)(c)	4.375%	5/14/2024	1,918	1,978,643
VeriSign, Inc.	4.625%	5/1/2023	109	111,132
Total				5,173,630

Telecommunications 0.58%

AT&T, Inc.	3.956%(3 Mo. LIBOR + 1.18%)#	6/12/2024	340	336,509
British Telecommunications plc (United Kingdom)(c)	4.50%	12/4/2023	1,107	1,142,590
CommScope Finance LLC†	5.50%	3/1/2024	574	585,480
GTH Finance BV (Netherlands)†(c)	6.25%	4/26/2020	200	203,767
T-Mobile USA, Inc.	6.00%	4/15/2024	1,352	1,407,770
Vodafone Group plc (United Kingdom)(c)	3.75%	1/16/2024	2,937	2,929,360
Vodafone Group plc (United Kingdom)(c)	3.769%(3 Mo. LIBOR + .99%)#	1/16/2024	866	857,630
Total				7,463,106

Toys 0.01%

Mattel, Inc.	2.35%	8/15/2021	178	167,098

Transportation: Miscellaneous 0.14%

Pelabuhan Indonesia III Persero PT (Indonesia)†(c)	4.50%	5/2/2023	622	629,100
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	819	825,142
XPO Logistics, Inc.†	6.50%	6/15/2022	287	293,099
Total				1,747,341
Total Corporate Bonds (cost $492,613,345)				490,865,683

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(g) 2.81%

Aerospace/Defense 0.09%

Accudyne Industries Borrower S.C.A Initial Term Loan	— (h)	8/18/2024	$1,068	$1,068,524
Gol Luxco SA Term Loan (Luxembourg)(c)	6.50%	8/31/2020	136	137,700
Total				1,206,224

Business Services 0.01%

Sedgwick Claims Management Services, Inc. 1st Lien Initial Term Loan	— (h)	2/28/2021	92	92,100

Computer Hardware 0.22%

CDW LLC Term Loan	— (h)	8/17/2023	370	370,723
Dell International LLC Replacement Term Loan A2	4.25%(1 Mo. LIBOR + 1.75%)	9/7/2021	2,489	2,488,376
Total				2,859,099

Computer Software 0.26%

First Data Corp. 2022D New Dollar Term Loan	— (h)	7/08/2022	546	545,899
First Data Corp. 2023 Initial Term Loan A	3.99%(1 Mo. LIBOR + 1.50%)	10/26/2023	1,578	1,572,229
First Data Corp. 2024A New Dollar Term Loan	4.49%(1 Mo. LIBOR + 2.00%)	4/26/2024	749	748,875
Infor (US), Inc. Tranche B6 Term Loan	— (h)	2/1/2022	430	430,596
Total				3,297,599

Containers 0.05%

Ball Corp. Dollar Term Loan A	3.993%(1 Mo. LIBOR + 1.50%)	3/18/2021	370	369,342
Berry Global, Inc. Term Loan S	4.267%(1 Mo. LIBOR + 1.75%)	2/8/2020	156	155,959
Berry Global, Inc. Term Loan T	4.267%(1 Mo. LIBOR + 1.75%)	1/6/2021	175	175,230
Total				700,531

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 0.22%

NRG Energy, Inc. Term Loan	— (h)	6/30/2023	$1,906	$1,900,512
PG&E Corp. DIP Delayed Draw Term Loan	1.125%	12/31/2020	220	219,835
PG&E Corp. DIP Initial Term Loan	— (h)	12/31/2020	661	660,504
Total				2,780,851

Electrical Equipment 0.19%

Analog Devices, Inc. Three Year Term Loan	3.625%(1 Mo. LIBOR + 1.13%)	9/23/2019	361	360,689	(i)
Marvell Technology Group Ltd Term Loan A	3.895%(1 Mo. LIBOR + 1.38%)	6/4/2021	2,023	2,020,804
Total				2,381,493

Entertainment 0.01%

GLP Capital, L.P. Incremental Tranche A1 Term Loan	3.99%(1 Mo. LIBOR + 1.50%)	7/31/2020	136	134,275

Financial Services 0.22%

Delos Finance SARL 2018 New Term Loan (Luxembourg)(c)	4.553%(3 Mo. LIBOR + 1.75%)	10/6/2023	756	756,629
Flying Fortress Holdings, LLC 2018 New Term Loan	4.553%(3 Mo. LIBOR + 1.75%)	10/30/2022	271	270,716
Travelport Finance SARL Initial Term Loan (Luxembourg)(c)	5.184%(3 Mo. LIBOR + 2.50%)	3/17/2025	1,734	1,734,454
Total				2,761,799

Investment Management Companies 0.12%

Broadcom Inc. Term Loan A3	— (h)	11/5/2021	1,020	1,014,900
RPI Finance Trust Term Loan A4	3.993%(1 Mo. LIBOR + 1.50%)	5/4/2022	576	575,502
Total				1,590,402

Machinery: Industrial/Specialty 0.02%
Flowserve Corp. 2012 Term Loan	4.303%(3 Mo. LIBOR + 1.50%)	10/14/2020	263	263,156	(i)

Manufacturing 0.01%

Tyco International Holding SARL Term Loan (Luxembourg)(c)	4.158%(3 Mo. LIBOR + 1.25%)	3/2/2020	173	172,361

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 0.25%

Charter Communications Operating, LLC Term Loan A2	— (h)	3/31/2023	$2,521	$2,490,891
Unitymedia Hessen GmbH & Co. KG Facility Term Loan B	4.739%(1 Mo. LIBOR + 2.25%)	9/30/2025	670	667,906
Total				3,158,797

Metal Fabricating 0.01%
Doncasters US Finance LLC 2nd Lien Term Loan	11.053%(3 Mo. LIBOR + 8.25%)	10/9/2020	141	112,864

Miscellaneous 0.03%
Utex Industries, Inc. 1st Lien Initial Term Loan	6.493%(1 Mo. LIBOR + 4.00%)	5/22/2021	261	250,403
Utex Industries, Inc. 2nd Lien Initial Term Loan	9.743%(1 Mo. LIBOR + 7.25%)	5/20/2022	111	102,606
Total				353,009

Oil 0.02%

Petroleos Mexicanos Term Loan (Mexico)(c)	3.34%(1 Mo. LIBOR + .85%)	2/14/2020	305	303,475	(i)

Real Estate Investment Trusts 0.21%

Hudson Pacific Properties, L.P. 7-Year Term Loan	— (h)	4/1/2022	652	648,825	(i)
Invitation Homes Operating Partnership LP Initial Term Loan	4.19%(1 Mo. LIBOR + 1.70%)	2/6/2022	2,149	2,108,706	(i)
Total				2,757,531

Retail 0.53%

Panera Bread Co. Term Loan	4.25%(1 Mo. LIBOR + 1.75%)	7/18/2022	1,748	1,713,871
PVH Corp. Tranche A Term Loan	3.978%(1 Mo. LIBOR + 1.50%)	5/19/2021	5,097	5,088,576
Total				6,802,447

Telecommunications 0.34%

ARRIS Group, Inc. Term Loan A	— (h)	10/17/2022	432	431,049
ARRIS Group, Inc. Term Loan A1	— (h)	10/17/2022	1,413	1,407,802	(i)
CenturyLink, Inc. Initial Term Loan A	5.243%(1 Mo. LIBOR + 2.75%)	11/1/2022	2,527	2,522,421
Total				4,361,272
Total Floating Rate Loans (cost $36,125,546)				36,089,285

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 0.41%

Argentina 0.22%

Republic of Argentina(a)	3.375%		1/15/2023	EUR	625	$601,686
Republic of Argentina(c)	4.625%		1/11/2023		$1,965	1,671,478
Republic of Argentina(c)	6.875%		4/22/2021		581	552,676
Total						2,825,840

Bermuda 0.07%

Government of Bermuda†	4.138%		1/3/2023		600	612,486
Government of Bermuda†	4.854%		2/6/2024		247	261,326
Total						873,812

Indonesia 0.05%

Perusahaan Penerbit SBSN†(c)	3.40%		3/29/2022		270	268,204
Perusahaan Penerbit SBSN†(c)	3.75%		3/1/2023		405	404,899
Total						673,103

South Korea 0.02%

Korea Expressway Corp. (South Korea)†(c)	3.625%		10/22/2021		243	246,390

Sri Lanka 0.05%

Republic of Sri Lanka†(c)	5.75%		4/18/2023		620	603,145

Total Foreign Government Obligations (cost $5,491,809)						5,222,290

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.23%

Federal Home Loan Mortgage Corp. 2014-K503 B†	3.008	%#(j)	10/25/2047		47	46,948
Federal Home Loan Mortgage Corp. 2015-K721 B†	3.565	%#(j)	11/25/2047		3,624	3,622,274
Federal Home Loan Mortgage Corp. K061 X1 IO	0.178	%#(j)	11/25/2026		15,395	206,959
Federal Home Loan Mortgage Corp. Q001 XA IO	2.261	%#(j)	2/25/2032		1,397	196,558
Government National Mortgage Assoc. 2013-162 A	2.75	%#(j)	9/16/2046		88	86,136
Government National Mortgage Assoc. 2013-171 IO	0.899	%#(j)	6/16/2054		6,011	256,251
Government National Mortgage Assoc. 2013-193 IO	0.906	%#(j)	1/16/2055		2,302	97,891
Government National Mortgage Assoc. 2014-112 A	3.00	%#(j)	1/16/2048		272	268,888
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047		467	454,881
Government National Mortgage Assoc. 2014-15 IO	0.778	%#(j)	8/16/2054		5,203	192,529
Government National Mortgage Assoc. 2014-64 IO	1.158	%#(j)	12/16/2054		33,304	1,803,014

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	$22	$21,227
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	123	121,340
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	211	210,038
Government National Mortgage Assoc. 2015-33 AS	2.90	%#(j)	5/16/2054	297	288,813
Government National Mortgage Assoc. 2015-41 AD	2.90	%#(j)	8/16/2055	154	153,673
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	1,033	1,000,679
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	3,369	3,230,198
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	1,275	1,222,038
Government National Mortgage Assoc. 2017-51 AS	2.75%		4/16/2058	1,600	1,553,961
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	1,985	1,916,531
Government National Mortgage Assoc. 2017-54 AD	2.75%		1/16/2057	1,883	1,826,502
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	977	939,871
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	1,654	1,604,458
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	1,086	1,045,671
Government National Mortgage Assoc. 2017-72 AM	2.60%		9/16/2051	673	642,316
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	675	648,085
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	1,346	1,290,407
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	1,056	1,017,451
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	1,471	1,411,141
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058	1,339	1,298,665
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $30,390,221)					28,675,394

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.50%

Federal Home Loan Mortgage Corp.	3.145%(12 Mo. LIBOR + 1.64	%)#	11/1/2043	1,048	1,062,326
Federal Home Loan Mortgage Corp.	4.176%(12 Mo. LIBOR + 1.65	%)#	2/1/2038	194	201,857
Federal Home Loan Mortgage Corp.	4.334%(12 Mo. LIBOR + 1.72	%)#	4/1/2037	68	70,658
Federal Home Loan Mortgage Corp.	4.515%(12 Mo. LIBOR + 1.79	%)#	12/1/2036	171	179,318
Federal Home Loan Mortgage Corp.	4.532%(12 Mo. LIBOR + 1.78	%)#	5/1/2036	60	62,872
Federal Home Loan Mortgage Corp.	4.559%(12 Mo. LIBOR + 1.79	%)#	10/1/2038	46	48,613
Federal Home Loan Mortgage Corp.	4.663%(12 Mo. LIBOR + 1.94	%)#	9/1/2036	180	189,853
Federal Home Loan Mortgage Corp.	4.831%(12 Mo. LIBOR + 1.97	%)#	2/1/2037	163	172,183
Federal National Mortgage Assoc.	2.674%(12 Mo. LIBOR + 1.60	%)#	12/1/2045	298	297,354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	2.717%(12 Mo. LIBOR + 1.60	%)#	12/1/2045	$965	$964,830
Federal National Mortgage Assoc.	2.825%(12 Mo. LIBOR + 1.60	%)#	10/1/2045	370	371,380
Federal National Mortgage Assoc.	3.706%(12 Mo. LIBOR + 1.26	%)#	6/1/2038	199	204,823
Federal National Mortgage Assoc.	4.058%(12 Mo. LIBOR + 1.78	%)#	3/1/2042	1,277	1,330,294
Federal National Mortgage Assoc.	4.229%(12 Mo. LIBOR + 1.51	%)#	10/1/2035	212	220,307
Federal National Mortgage Assoc.	4.249%(12 Mo. LIBOR + 1.90	%)#	12/1/2038	61	64,227
Federal National Mortgage Assoc.	4.25%(12 Mo. LIBOR + 1.53	%)#	3/1/2039	101	104,626
Federal National Mortgage Assoc.	4.293%(12 Mo. LIBOR + 1.62	%)#	8/1/2037	14	14,151
Federal National Mortgage Assoc.	4.355%(12 Mo. LIBOR + 1.66	%)#	9/1/2038	127	132,992
Federal National Mortgage Assoc.	4.385%(12 Mo. LIBOR + 1.69	%)#	8/1/2038	44	45,851
Federal National Mortgage Assoc.	4.522%(12 Mo. LIBOR + 1.82	%)#	4/1/2040	99	104,341
Federal National Mortgage Assoc.	4.552%(12 Mo. LIBOR + 1.80	%)#	10/1/2040	51	53,708
Federal National Mortgage Assoc.	4.614%(1 Yr Treasury Constant Maturity Rate + 2.23	%)#	3/1/2038	49	51,122
Federal National Mortgage Assoc.	4.631%(1 Yr Treasury Constant Maturity Rate + 2.19	%)#	1/1/2038	135	142,189
Federal National Mortgage Assoc.	4.662%(12 Mo. LIBOR + 1.81	%)#	12/1/2040	90	94,211
Federal National Mortgage Assoc.	4.688%(12 Mo. LIBOR + 1.82	%)#	12/1/2040	188	196,336
Total Government Sponsored Enterprises Pass-Throughs (cost $6,473,348)					6,380,422

MUNICIPAL BONDS 0.15%

Miscellaneous

IL State GO	6.20%		7/1/2021	300	309,444
Illinois	4.95%		6/1/2023	79	79,821
Illinois	5.877%		3/1/2019	1,495	1,495,000
Total Municipal Bonds (cost $1,883,399)					1,884,265

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 24.51%

A10 Term Asset Financing LLC 2017-1A A1FX†	2.34%		3/15/2036	$763	$763,008
Americold LLC 2010-ARTA A1†	3.847%		1/14/2029	359	362,131
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	310	307,158
AREIT Trust 2018-CRE2 A†	3.469%(1 Mo. LIBOR + .98	%)#	11/14/2035	1,648	1,624,279
Atrium Hotel Portfolio Trust 2017-ATRM B†	3.989%(1 Mo. LIBOR + 1.50	%)#	12/15/2036	842	840,190
Atrium Hotel Portfolio Trust 2018-ATRM A†	3.439%(1 Mo. LIBOR + .95	%)#	6/15/2035	1,258	1,253,120
Atrium Hotel Portfolio Trust 2018-ATRM B†	3.919%(1 Mo. LIBOR + 1.43	%)#	6/15/2035	907	904,643
Atrium Hotel Portfolio Trust 2018-ATRM C†	4.139%(1 Mo. LIBOR + 1.65	%)#	6/15/2035	288	287,437
Aventura Mall Trust 2013-AVM D†	3.743	%#(j)	12/5/2032	500	505,682
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	1,500	1,534,345
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	3.339%(1 Mo. LIBOR + .85	%)#	1/15/2033	992	981,753
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	2,574	2,554,311
BB-UBS Trust 2012-TFT B†	3.468	%#(j)	6/5/2030	2,149	2,106,438
BB-UBS Trust 2012-TFT C†	3.468	%#(j)	6/5/2030	3,000	2,930,644
BBCMS Mortgage Trust 2018-TALL A†	3.211%(1 Mo. LIBOR + .72	%)#	3/15/2037	5,850	5,797,391
BBCMS Mortgage Trust 2018-TALL E†	4.926%(1 Mo. LIBOR + 2.44	%)#	3/15/2037	2,468	2,462,418
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	260	260,833
BBCMS Trust 2015-STP XB IO†	0.205	%#(j)	9/10/2028	88,000	265,760
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	384	371,642
BBCMS Trust 2015-VFM X IO†	0.434	%#(j)	3/12/2036	96,860	1,889,261
BBCMS Trust 2018-BXH A†	3.489%(1 Mo. LIBOR + 1.00	%)#	10/15/2037	1,788	1,777,984
BDS 2018-FL1 A†	3.339%(1 Mo. LIBOR + .85	%)#	1/15/2035	2,565	2,547,059
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E†	5.406	%#(j)	11/11/2041	595	595,840
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F†	5.684	%#(j)	11/11/2041	595	596,085
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	120	121,632
BWAY Mortgage Trust 2013-1515 XB IO†	0.403	%#(j)	3/10/2033	47,800	1,092,216
BX Commercial Mortgage Trust 2018-BIOA A†	3.16%(1 Mo. LIBOR + .67	%)#	3/15/2037	4,024	3,992,850
BX Trust 2017-APPL A†	3.369%(1 Mo. LIBOR + .88	%)#	7/15/2034	959	958,261

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BX Trust 2017-APPL D†	4.539%(1 Mo. LIBOR + 2.05	%)#	7/15/2034	$651	$651,246
BX Trust 2017-APPL E†	5.639%(1 Mo. LIBOR + 3.15	%)#	7/15/2034	947	951,463
BX Trust 2017-SLCT A†	3.409%(1 Mo. LIBOR + .92	%)#	7/15/2034	583	582,340
BX Trust 2017-SLCT B†	3.689%(1 Mo. LIBOR + 1.20	%)#	7/15/2034	878	876,265
BX Trust 2017-SLCT D†	4.539%(1 Mo. LIBOR + 2.05	%)#	7/15/2034	1,357	1,357,448
BX Trust 2017-SLCT E†	5.639%(1 Mo. LIBOR + 3.15	%)#	7/15/2034	1,190	1,195,372
BX Trust 2018-BILT A†	3.289%(1 Mo. LIBOR + .80% Floor .80	%)#	5/15/2030	857	851,492
BX Trust 2018-BILT D†	4.259%(1 Mo. LIBOR + 1.77% Floor 1.77	%)#	5/15/2030	357	356,072
BX Trust 2018-GW A†	3.289%(1 Mo. LIBOR + .80	%)#	5/15/2035	667	663,129
BX Trust 2018-GW D†	4.259%(1 Mo. LIBOR + 1.77% Floor 1.77	%)#	5/15/2035	487	487,559
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	2,300	2,328,340
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	3,445	3,495,948
Caesars Palace Las Vegas Trust 2017-VICI D†	4.354	%#(j)	10/15/2034	4,518	4,590,374
Caesars Palace Las Vegas Trust 2017-VICI E†	4.354	%#(j)	10/15/2034	3,890	3,890,628
Caesars Palace Las Vegas Trust 2017-VICI XA IO†	0.823	%#(j)	10/15/2034	13,222	366,773
Caesars Palace Las Vegas Trust 2017-VICI XB IO†	0.393	%#(j)	10/15/2034	8,470	120,244
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.756	%#(j)	12/15/2047	204	214,494
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.728	%#(j)	5/10/2058	1,015	94,183
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.183	%#(j)	11/10/2049	2,810	196,163
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.75	%#(j)	12/10/2054	3,701	175,000
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	3,500	3,600,710
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	1,488	1,492,123
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	366	367,729
CGRBS Commercial Mortgage Trust 2013-VN05 A†	3.369%		3/13/2035	1,000	1,013,653
Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX†	3.73%		3/25/2049	103	100,667
CHT Mortgage Trust 2017-CSMO B†	3.889%(1 Mo. LIBOR + 1.40	%)#	11/15/2036	500	500,779
CHT Mortgage Trust 2017-CSMO D†	4.739%(1 Mo. LIBOR + 2.25	%)#	11/15/2036	300	301,362

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	$2,708	$2,715,464
Citigroup Commercial Mortgage Trust 2013-375P C†	3.518	%#(j)	5/10/2035	4,150	4,115,711
Citigroup Commercial Mortgage Trust 2013-GC15 A4	4.371	%#(j)	9/10/2046	2,000	2,105,958
Citigroup Commercial Mortgage Trust 2014-GC19 A3	3.753%		3/10/2047	308	316,556
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.222	%#(j)	7/10/2047	3,452	41,141
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.397	%#(j)	6/10/2048	5,950	122,651
Citigroup Mortgage Loan Trust 2013-2 5A1†	2.65	%#(j)	7/25/2036	194	190,027
CityLine Commercial Mortgage Trust 2016-CLNE†	2.778	%#(j)	11/10/2031	1,525	1,500,272
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.992	%#(j)	7/10/2046	100	103,497
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	617	615,361
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.784	%#(j)	10/15/2045	4,851	230,340
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	598	586,182
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	1,080	1,069,316
Commercial Mortgage Pass-Through Certificates 2013-CR7 A4	3.213%		3/10/2046	1,413	1,418,149
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.234	%#(j)	3/10/2046	6,576	250,803
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.451	%#(j)	6/10/2046	14,601	213,541
Commercial Mortgage Pass-Through Certificates 2013-CR9 A4	4.233	%#(j)	7/10/2045	1,138	1,192,172
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	100	99,565
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	454	443,180
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	965	1,002,938
Commercial Mortgage Pass-Through Certificates 2014-CR18 A5	3.828%		7/15/2047	1,457	1,500,697
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4	3.532%		8/10/2047	695	708,056
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.168	%#(j)	8/10/2047	3,401	133,076
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	3.895%(1 Mo. LIBOR + 2.15	%)#	10/15/2031	48	47,534

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2014-LC15 A3	3.727%		4/10/2047	$2,000	$2,052,847
Commercial Mortgage Pass-Through Certificates 2014-LC15 A4	4.006%		4/10/2047	410	426,002
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.685	%#(j)	5/10/2048	1,300	1,297,264
Commercial Mortgage Pass-Through Certificates 2016-COR1 A2	2.499%		10/10/2049	227	225,026
Commercial Mortgage Pass-Through Certificates 2016-GCT E†	3.461	%#(j)	8/10/2029	3,000	2,949,916
Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO†	0.784%		8/10/2029	101,318	1,529,395
Commercial Mortgage Trust 2006-GG7 AM	5.692	%#(j)	7/10/2038	675	677,783
Commercial Mortgage Trust 2016-CD1 XA IO	1.423	%#(j)	8/10/2049	955	75,030
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	298	301,658
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	3,710	3,774,632
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.552	%#(j)	9/15/2037	40,000	1,140,208
Credit Suisse Mortgage Capital Certificates 2015-GLPB A†	3.639%		11/15/2034	2,965	3,025,003
Credit Suisse Mortgage Capital Certificates 2016-MFF B†	4.989%(1 Mo. LIBOR + 2.50	%)#	11/15/2033	578	580,001
Credit Suisse Mortgage Capital Certificates 2016-MFF C†	5.989%(1 Mo. LIBOR + 3.50	%)#	11/15/2033	657	660,957
Credit Suisse Mortgage Capital Certificates 2016-NXSR XB IO	0.111	%#(j)	12/15/2049	20,135	320,291
Credit Suisse Mortgage Capital Certificates 2017-HD A†	3.439%(1 Mo. LIBOR + .95	%)#	2/15/2031	831	828,007
Credit Suisse Mortgage Capital Certificates 2017-HD B†	3.839%(1 Mo. LIBOR + 1.35	%)#	2/15/2031	349	348,709
Credit Suisse Mortgage Capital Certificates 2017-HD D†	4.989%(1 Mo. LIBOR + 2.50	%)#	2/15/2031	353	351,939
Credit Suisse Mortgage Capital Certificates 2017-HD E†	6.139%(1 Mo. LIBOR + 3.65	%)#	2/15/2031	513	511,814
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	3,465	3,440,440
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	350	346,986

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	$250	$247,371
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.331	%#(j)	4/5/2033	275	270,810
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	1,308	1,310,388
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.197	%#(j)	7/10/2034	200	199,727
Credit Suisse Mortgage Capital Certificates 2017-MOON C†	3.197	%#(j)	7/10/2034	2,388	2,363,159
Credit Suisse Mortgage Capital Certificates 2017-MOON D†	3.197	%#(j)	7/10/2034	150	146,329
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	3.439%(1 Mo. LIBOR + .95	%)#	12/15/2030	502	501,031
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP C†	4.089%(1 Mo. LIBOR + 1.60	%)#	12/15/2030	400	398,977
CSAIL Commercial Mortgage Trust 2015-C2 XB IO†	Zero Coupon	#(j)	6/15/2057	82,732	254,815
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	1.035	%#(j)	11/15/2049	4,694	265,435
DBGS Mortgage Trust 2018-BIOD A†	3.292%(1 Mo. LIBOR + .80	%)#	5/15/2035	1,561	1,558,918
DBJPM Mortgage Trust 2016-C3 XA IO	1.498	%#(j)	9/10/2049	9,810	860,723
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	178	178,450
DBUBS Mortgage Trust 2011-LC2A B†	4.998	%#(j)	7/10/2044	175	181,574
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	413	405,063
DBWF Mortgage Trust 2015-LCM XA IO†	0.423	%#(j)	6/10/2034	826	13,867
DBWF Mortgage Trust 2016-85T XA IO†	0.014	%#(j)	12/10/2036	61,529	230,118
DBWF Mortgage Trust 2018-AMXP A†	3.747	%#(j)	5/5/2035	6,000	6,115,694
DBWF Mortgage Trust 2018-AMXP B†	3.996	%#(j)	5/5/2035	1,500	1,529,902
DBWF Mortgage Trust 2018-AMXP C†	3.83	%#(j)	5/5/2035	1,000	1,007,815
GAHR Commercial Mortgage Trust 2015-NRF BFX†	3.382	%#(j)	12/15/2034	1,450	1,443,822
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382	%#(j)	12/15/2034	4,728	4,685,634
GAHR Commercial Mortgage Trust 2015-NRF EFX†	3.382	%#(j)	12/15/2034	390	382,348
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	2,000	1,987,038
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	1,300	1,290,141
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	3,654	3,644,705
GS Mortgage Securities Corp. II 2013-KING C†	3.435	%#(j)	12/10/2027	700	698,565
GS Mortgage Securities Corp. II 2017-SLP A†	3.419%		10/10/2032	1,300	1,311,648
GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%		4/10/2034	1,785	1,813,264
GS Mortgage Securities Corp. Trust 2012-ALOH C†	4.13	%#(j)	4/10/2034	115	115,762
GS Mortgage Securities Corp. Trust 2012-SHOP A†	2.933%		6/5/2031	758	758,029

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	$1,613	$1,613,583
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	1,200	1,200,245
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	594	594,683
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.067	%#(j)	2/10/2029	252	253,463
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	1,159	1,145,888
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	1,060	1,046,179
GS Mortgage Securities Corp. Trust 2017-STAY A†	3.339%(1 Mo. LIBOR + .85	%)#	7/15/2032	888	886,469
GS Mortgage Securities Corp. Trust 2017-STAY B†	3.589%(1 Mo. LIBOR + 1.10	%)#	7/15/2032	313	307,631
GS Mortgage Securities Corp. Trust 2017-STAY C†	3.839%(1 Mo. LIBOR + 1.35	%)#	7/15/2032	225	220,024
GS Mortgage Securities Corp. Trust 2017-STAY D†	4.439%(1 Mo. LIBOR + 1.95	%)#	7/15/2032	531	519,544
GS Mortgage Securities Corp. Trust 2018-FBLU A†	3.43%(1 Mo. LIBOR + .95	%)#	11/15/2035	2,614	2,612,110
GS Mortgage Securities Corp. Trust 2018-RIVR A†	3.439%(1 Mo. LIBOR + .95	%)#	7/15/2035	1,687	1,683,676
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	53	53,010
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	259	263,994
GS Mortgage Securities Trust 2012-GCJ9 IO	1.96	%#(j)	11/10/2045	1,450	85,245
GS Mortgage Securities Trust 2013 GC12 B	3.777	%#(j)	6/10/2046	1,000	1,003,163
GS Mortgage Securities Trust 2013-G1 A2†	3.557	%#(j)	4/10/2031	2,584	2,570,403
GS Mortgage Securities Trust 2013-GC12 XA IO	1.434	%#(j)	6/10/2046	19,349	940,783
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	2,875	3,008,428
GS Mortgage Securities Trust 2015-GS1 XA IO	0.803	%#(j)	11/10/2048	1,072	47,107
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	317	312,762	(k)
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	553	552,953	(k)
Hilton Orlando Trust 2018-ORL A†	3.259%(1 Mo. LIBOR + .77	%)#	12/15/2034	1,462	1,453,263
Hilton Orlando Trust 2018-ORL D†	4.189%(1 Mo. LIBOR + 1.70	%)#	12/15/2034	664	663,415
HMH Trust 2017-NSS A†	3.062%		7/5/2031	974	957,558
HMH Trust 2017-NSS B†	3.343%		7/5/2031	629	622,474
HMH Trust 2017-NSS C†	3.787%		7/5/2031	469	459,304
HMH Trust 2017-NSS D†	4.723%		7/5/2031	618	614,501
Hospitality Mortgage Trust 2017-HIT B†	3.693%(1 Mo. LIBOR + 1.18	%)#	5/8/2030	415	413,896
Hospitality Mortgage Trust 2017-HIT C†	3.863%(1 Mo. LIBOR + 1.35	%)#	5/8/2030	278	276,499
Hospitality Mortgage Trust 2017-HIT D†	4.663%(1 Mo. LIBOR + 2.15	%)#	5/8/2030	943	942,893

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Hospitality Mortgage Trust 2017-HIT E†	6.063%(1 Mo. LIBOR + 3.55	%)#	5/8/2030	$1,396		$1,396,988
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	2,366		2,366,147
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	1,200		1,183,356
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159	%#(j)	8/5/2034	559		517,715
Hudsons Bay Simon JV Trust 2015-HBFL CFL†	5.314%(1 Mo. LIBOR + 2.55	%)#	8/5/2034	1,961		1,963,224
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	1,123		1,102,290
Irvine Core Office Trust 2013-IRV A2†	3.173	%#(j)	5/15/2048	732		735,087
JPMorgan Chase Commercial Mortgage Securities Corp. 2018 AON XA IO†	0.485	%#(j)	7/5/2031	129,394		2,776,187
JPMorgan Chase Commercial Mortgage Securities Corp. 2018 AON XB IO†	0.154	%#(j)	7/5/2031	50,413		431,409
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	1,805		1,880,146
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%		6/12/2047	—	(l)	455
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819	%#(j)	5/15/2045	253		260,243
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C8 A3	2.829%		10/15/2045	1,011		1,005,716
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	6,054		6,132,761
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN B†	4.342	%#(j)	5/5/2030	1,254		1,277,580
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.001	%#(j)	12/15/2047	8,874		287,444
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.509	%#(j)	7/15/2045	5,078		89,079
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C14 A4	4.133	%#(j)	8/15/2046	2,000		2,085,209
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.269	%#(j)	4/15/2046	1,377		60,225
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A5	4.079%		2/15/2047	3,000		3,131,325
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	302		302,005
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.049	%#(j)	4/15/2047	2,776		49,987
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.269	%#(j)	4/15/2047	1,000		16,511

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	0.966	%#(j)	11/15/2047	$2,975	$102,747
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	5,000	4,981,822
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376	%#(j)	6/10/2027	2,906	1,279
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034	%#(j)	6/10/2027	1,292	168
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.803	%#(j)	5/15/2048	2,662	76,329
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES D†	3.621	%#(j)	9/5/2032	2,025	2,020,538
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.75	%#(j)	12/15/2049	4,045	147,146
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	357	354,851
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.009	%#(j)	10/5/2031	731	728,548
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.009	%#(j)	10/5/2031	138	135,847
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.211	%#(j)	10/5/2031	2,367	61,791
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.657	%#(j)	10/5/2031	1,432	21,530
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	1.083	%#(j)	9/15/2050	8,378	545,480
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	1,482	1,481,512
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	608	608,335
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.036	%#(j)	6/5/2032	452	451,838
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK X IO†	0.527	%#(j)	6/5/2032	32,692	544,959
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI C†	3.767%(1 Mo. LIBOR + 1.25	%)#	7/15/2034	430	429,266
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI D†	4.467%(1 Mo. LIBOR + 1.95	%)#	7/15/2034	661	662,428
JPMorgan Chase Commercial Mortgage Securities Trust 2018 WPT XBFX IO†	0.377	%#(j)	7/5/2033	95,152	1,704,648

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.489%(1 Mo. LIBOR + 1.00	%)#	6/15/2032	$840	$838,055
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	3.789%(1 Mo. LIBOR + 1.30	%)#	6/15/2032	1,248	1,247,086
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	4.089%(1 Mo. LIBOR + 1.60	%)#	6/15/2032	1,005	1,006,175
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	5.489%(1 Mo. LIBOR + 3.00	%)#	6/15/2035	159	159,881
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	3.689%(1 Mo. LIBOR + 1.20	%)#	4/15/2031	1,658	1,662,331
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	4.389%(1 Mo. LIBOR + 1.90% Floor 1.90	%)#	4/15/2031	449	450,235
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	4.789%(1 Mo. LIBOR + 2.30	%)#	4/15/2031	332	333,238
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC D†	5.609%(1 Mo. LIBOR + 3.12% Floor 3.12	%)#	4/15/2031	174	174,798
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.464%(1 Mo. LIBOR + .95	%)#	7/5/2033	931	929,320
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	839	876,191
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	4.514%(1 Mo. LIBOR + 1.65	%)#	7/5/2033	323	322,455
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFL†	5.064%(1 Mo. LIBOR + 2.25	%)#	7/5/2033	323	322,729
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFX†	5.35%		7/5/2033	1,281	1,337,679
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.857	%#(j)	11/14/2027	410	408,252
LMREC, Inc. 2015-CRE1 AR†	3.47%(1 Mo. LIBOR + .98	%)#	2/22/2032	1,725	1,719,630
LMREC, Inc. 2015-CRE1 BR†	4.74%(1 Mo. LIBOR + 2.25	%)#	2/22/2032	381	381,404
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729	%#(j)	4/20/2048	245	244,156
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.884	%#(j)	3/10/2049	1,486	98,362
LSTAR Commercial Mortgage Trust 2016-4 XB IO†	0.604	%#(j)	3/10/2049	19,753	801,280
LSTAR Commercial Mortgage Trust 2017-5 A1†	2.417%		3/10/2050	402	398,369
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	800	791,030
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	2,100	2,180,482

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Madison Avenue Trust 2013-650M B†	4.034	%#(j)	10/12/2032	$1,423	$1,439,376
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	2,090	2,058,982
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A4	4.167	%#(j)	8/15/2046	1,736	1,804,779
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	500	498,288
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 B	3.562	%#(j)	12/15/2048	1,000	994,970
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.684	%#(j)	7/15/2050	7,135	193,535
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.433	%#(j)	11/15/2049	4,873	379,639
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	500	490,642
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	Zero Coupon	#(j)	9/13/2031	188,074	1,881
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.083	%#(j)	3/15/2045	13,249	661,452
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	633	621,539
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	200	201,811
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089	%#(j)	7/13/2029	60,000	162,000
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	100	101,194
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.639	%#(j)	8/15/2049	4,457	370,148
Motel 6 Trust 2017-MTL6 F†	6.739%(1 Mo. LIBOR + 4.25	%)#	8/15/2034	1,133	1,143,037
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	443	427,650
MSCG Trust 2016-SNR A†	3.348	%#(j)	11/15/2034	888	869,079
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	512	504,171
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	329	327,859
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79	%#(j)	11/15/2032	1,890	1,930,862
PFP Ltd. 2017-3 B†	4.239%(1 Mo. LIBOR + 1.75	%)#	1/14/2035	1,750	1,753,351
PFP Ltd. 2017-3 D†	5.989%(1 Mo. LIBOR + 3.50	%)#	1/14/2035	2,100	2,103,916
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	2,749	2,724,721
Prima Capital CRE Securitization Ltd. 2013-3A A†	2.214%		10/24/2035	357	361,855	(k)
Prima Capital CRE Securitization Ltd. 2016-6A A†	2.85%		8/24/2040	2,493	2,481,386
RAIT Trust 2017-FL7 A†	3.439%(1 Mo. LIBOR + .95	%)#	6/15/2037	258	255,071
RBS Commercial Funding, Inc. Trust 2013-GSP A†	3.834	%#(j)	1/15/2032	592	608,323

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	$1,888	$1,862,896
Sequoia Mortgage Trust 2012-4 A2	3.00	%#(j)	9/25/2042	65	62,655
Shelter Growth CRE Issuer Ltd. 2018-FL1 A†	3.489%(1 Mo. LIBOR + 1.00	%)#	1/15/2035	952	952,037
SLIDE 2018-FUN A†	3.389%(1 Mo. LIBOR + .90	%)#	6/15/2031	1,497	1,495,192
SLIDE 2018-FUN B†	3.739%(1 Mo. LIBOR + 1.25	%)#	6/15/2031	331	331,167
SLIDE 2018-FUN C†	4.039%(1 Mo. LIBOR + 1.55	%)#	6/15/2031	269	268,985
SLIDE 2018-FUN D†	4.339%(1 Mo. LIBOR + 1.85	%)#	6/15/2031	435	435,280
SLIDE 2018-FUN XCP IO†	0.976	%#(j)	12/15/2020	35,608	594,607
Stonemont Portfolio Trust 2017-MONT F†	6.085%(1 Mo. LIBOR + 3.60	%)#	8/20/2030	1,781	1,789,222
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	62	62,118
UBS-BAMLL Trust 2012-WRM A†	3.663%		6/10/2030	1,250	1,262,105
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	625	633,639
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4	3.091%		8/10/2049	973	973,907
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4	2.792%		12/10/2045	1,208	1,199,782
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	1,000	992,288
UBS-Barclays Commercial Mortgage Trust 2013 C6 A4	3.244%		4/10/2046	2,300	2,312,495
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	2,624	2,631,920
UBS-Barclays Commercial Mortgage Trust 2013-C5 AS†	3.347%		3/10/2046	4,200	4,201,336
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649	%#(j)	3/10/2046	635	632,495
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	0.965	%#(j)	3/10/2046	10,409	328,615
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.128	%#(j)	4/10/2046	17,559	668,414
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	9,000	8,987,320
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	93	92,947
Waldorf Astoria Boca Raton Trust 2016-BOCA C†	4.989%(1 Mo. LIBOR + 2.50	%)#	6/15/2029	168	168,409

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Waldorf Astoria Boca Raton Trust 2016-BOCA E†	6.839%(1 Mo. LIBOR + 4.35	%)#	6/15/2029	$550	$552,580
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.597	%#(j)	11/15/2043	520	534,591
Wells Fargo Commercial Mortgage Trust 2013-LC12 A4	4.218	%#(j)	7/15/2046	2,498	2,608,827
Wells Fargo Commercial Mortgage Trust 2014 LC16 A4	3.548%		8/15/2050	1,170	1,190,018
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.691	%#(j)	6/15/2048	3,820	126,513
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.018	%#(j)	6/15/2048	58,000	165,103
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.779	%#(j)	8/15/2049	1,735	179,663
Wells Fargo Commercial Mortgage Trust 2016-LC24 XB IO	1.012	%#(j)	10/15/2049	7,057	468,988
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	675	702,216
Wells Fargo Commercial Mortgage Trust 2018-C47 A2	4.361%		9/15/2061	878	927,391
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	1,620	1,629,596
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	679	687,270
West Town Mall Trust 2017-KNOX C†	4.346	%#(j)	7/5/2030	500	498,767
West Town Mall Trust 2017-KNOX D†	4.346	%#(j)	7/5/2030	625	613,068
West Town Mall Trust 2017-KNOX X IO†	0.376	%#(j)	7/5/2030	34,983	412,418
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869	%#(j)	2/15/2044	144	147,629
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	275	273,092
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	790	798,629
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.756	%#(j)	6/15/2045	300	308,316
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.399	%#(j)	6/15/2045	10,731	373,956
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	201	199,684
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	1,166	1,165,111
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.20	%#(j)	5/15/2045	10,078	420,335
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.006	%#(j)	5/15/2047	5,781	229,768
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.563	%#(j)	5/15/2047	1,368	40,202
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.604	%#(j)	8/15/2047	15,000	502,160
Total Non-Agency Commercial Mortgage-Backed Securities (cost $316,306,845)					314,550,818

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Dividend Rate		Shares (000)	Fair Value
PREFERRED STOCK 0.00%

Energy: Exploration & Production

Templar Energy LLC (cost $137,346)	Zero Coupon		14	$34,469	(k)
Total Long-Term Investments (cost $1,195,338,048)				1,189,141,877

	Interest Rate	Maturity Date	Principal Amount (000)
SHORT-TERM INVESTMENTS 6.49%

COMMERCIAL PAPER 2.52%

Aerospace/Defense 0.15%

Harris Corp.	2.789%	3/1/2019	$2,000	2,000,000

Automotive 0.25%

Ford Motor Credit Co. LLC	4.39%	11/25/2019	1,230	1,198,866
General Motors Financial Co., Inc.	2.819%	3/1/2019	2,000	2,000,000
Total				3,198,866

Chemicals 0.15%

FMC Corp.	2.941%	3/1/2019	2,000	2,000,000

Electric: Power 0.15%

Entergy Corp.	2.636%	3/1/2019	996	996,000
Entergy Corp.	2.636%	3/1/2019	1,004	1,004,000
Total				2,000,000

Electronics 0.12%

Hitachi Capital America Corp.	2.636%	3/1/2019	1,500	1,500,000

Health Care Products 0.16%

Baxter International, Inc.	2.657%	3/1/2019	2,000	2,000,000

Leisure 0.16%

Royal Caribbean Cruises Ltd.	2.839%	3/1/2019	2,000	2,000,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural 0.08%

BAT International Finance plc	2.687%	3/1/2019	$1,000	$1,000,000

Manufacturing 0.08%

Pentair Finance	3.094%	3/7/2019	1,000	999,492

Metals & Minerals: Miscellaneous 0.19%

Glencore Funding LLC	3.215%	4/8/2019	2,427	2,418,904

Oil 0.23%

Apache Corp.	2.859%	3/1/2019	1,000	1,000,000
Apache Corp.	2.891%	3/7/2019	706	705,665
Apache Corp.	2.912%	3/7/2019	1,294	1,293,381
Total				2,999,046

Oil: Crude Producers 0.55%

ETP Legacy L.P.	3.093%	3/1/2019	2,000	2,000,000
Kinder Morgan, Inc.	2.738%	3/1/2019	2,000	2,000,000
ONEOK, Inc.	3.043%	3/4/2019	2,000	1,999,500
ONEOK, Inc.	3.043%	3/5/2019	1,079	1,078,640
Total				7,078,140

Retail 0.16%

AutoNation, Inc.	2.89%	3/1/2019	1,383	1,383,000
AutoNation, Inc.	2.89%	3/1/2019	617	617,000
Total				2,000,000

Telecommunications 0.09%

AT&T, Inc.	3.134%	5/28/2019	1,202	1,193,317
Total Commercial Paper (cost $32,380,626)				32,387,765

CONVERTIBLE BOND 0.07%

Technology

Vipshop Holdings Ltd. (China)(c) (cost $887,194)	1.50%	3/15/2019	889	887,910

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 0.25%

Automotive 0.13%

Ford Motor Credit Co. LLC	2.375%	3/12/2019	$852	$851,860
Ford Motor Credit Co. LLC	2.597%	11/4/2019	750	748,104
Total				1,599,964

Drugs 0.05%

Shire Acquisitions Investments Ireland DAC (Ireland)(c)	1.90%	9/23/2019	598	593,898

Oil 0.04%

Rowan Cos., Inc.	7.875%	8/1/2019	555	559,163

Telecommunications 0.03%

Hughes Satellite Systems Corp.	6.50%	6/15/2019	416	419,380
Total Corporate Bonds (cost $3,166,591)				3,172,405

FOREIGN GOVERNMENT OBLIGATIONS 0.11%

Netherlands 0.01%

Republic of Angola Via Northern Lights III BV (Netherlands)(c)	7.00%	8/17/2019	123	123,391

Sri Lanka 0.10%

Republic of Sri Lanka†(c)	5.125%	4/11/2019	1,240	1,240,690
Total Foreign Government Obligations (cost $1,361,752)				1,364,081

U.S. TREASURY OBLIGATION 0.98%

Government

U.S. Treasury Bill (cost $12,520,360)	Zero Coupon	3/26/2019	12,541	12,520,351

REPURCHASE AGREEMENTS 2.56%

Repurchase Agreement dated 2/28/2019, 1.45% due 3/1/2019 with Fixed Income Clearing Corp. collateralized by $22,235,000 of U.S. Treasury Note at 2.50% due 2/28/2021; value: $22,235,000; proceeds: $21,799,342			21,798	21,798,464

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Investments	Principal Amount (000)	Fair Value
REPURCHASE AGREEMENTS (continued)

Repurchase Agreement dated 2/28/2019, 2.40% due 3/1/2019 with JPMorgan Chase & Co. collateralized by $11,045,000 of Federal Home Loan Bank at 4.125% due 10/11/2033; value: $11,253,658; proceeds: $11,000,733	$11,000	$11,000,000
Total Repurchase Agreements (cost $32,798,464)		32,798,464
Total Short-Term Investments (cost $83,114,987)		83,130,976
Total Investments in Securities 99.15% (cost $1,278,453,035)		1,272,272,853
Less Unfunded Commitment (0.07%) (cost $881,000)		(880,339)
Net Investment 99.08% (cost $1,277,572,035)		1,271,392,514
Cash, Foreign Cash and Other Assets in Excess Liabilities(m) 0.92%		11,795,549
Net Assets 100.00%		$1,283,188,063

BRL	Brazilian real.
EUR	euro.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2019.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Amount represents less than 1,000 shares.
(c)	Foreign security traded in U.S. dollars.
(d)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted (non-income producing security).
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2019.
(h)	Interest rate to be determined.
(i)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(l)	Amount is less than $1,000.
(m)	Cash, Foreign Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Open Forward Foreign Currency Exchange Contracts at February 28, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Toronto Dominion Bank	3/20/2019	475,877	$545,082	$542,013	$3,069

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Canadian dollar	Sell	State Street Bank and Trust	3/5/2019	218,000	$164,727	$165,675	$(948)

Open Futures Contracts at February 28, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2019	753	Short	$(86,505,416)	$(86,265,563)	$239,853

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2019	2,406	Long	$510,908,254	$510,541,921	$(366,333)
U.S. 10-Year Treasury Note	June 2019	615	Long	75,386,620	75,030,000	(356,620)
U.S. Long Bond	June 2019	119	Long	17,391,870	17,191,781	(200,089)
Total Unrealized Depreciation on Open Futures Contracts						$(923,042)

Open Consumer Price Index (CPI) OTC Swap Contracts at February 28, 2019:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	CPI Urban Consumer NSA	2.054%	12/5/2022	$10,000,000	$10,052,664	$52,664
Bank of America	CPI Urban Consumer NSA	2.0688%	11/10/2022	15,000,000	15,049,677	49,677
Bank of America	CPI Urban Consumer NSA	2.140%	2/10/2022	30,000,000	30,277,274	277,274
Bank of America	CPI Urban Consumer NSA	2.194%	1/19/2022	30,000,000	30,356,438	356,438
Bank of America	CPI Urban Consumer NSA	2.195%	2/24/2022	25,000,000	25,313,263	313,263
Bank of America	1.676%	CPI Urban Consumer NSA	8/4/2026	15,000,000	15,585,657	585,657
Bank of America	1.7395%	CPI Urban Consumer NSA	8/23/2026	40,000,000	41,273,627	1,273,627
Bank of America	1.7465%	CPI Urban Consumer NSA	8/22/2026	20,000,000	20,625,330	625,330
Bank of America	1.769%	CPI Urban Consumer NSA	7/22/2026	35,000,000	36,073,269	1,073,269
Bank of America	2.100%	CPI Urban Consumer NSA	6/30/2042	5,000,000	5,136,673	136,673

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Bank of America	2.1438%	CPI Urban Consumer NSA	7/24/2029	$10,000,000	$10,022,099	$22,099
Bank of America	2.1475%	CPI Urban Consumer NSA	7/31/2029	10,000,000	10,021,687	21,687
Bank of America	2.213%	CPI Urban Consumer NSA	10/25/2032	5,000,000	5,001,775	1,775
Barclays Bank plc	CPI Urban Consumer NSA	1.7625%	12/4/2019	20,000,000	20,312,374	312,374
Barclays Bank plc	CPI Urban Consumer NSA	2.0925%	4/1/2019	25,000,000	25,871,924	871,924
Barclays Bank plc	CPI Urban Consumer NSA	2.150%	2/10/2023	30,000,000	30,318,532	318,532
Barclays Bank plc	CPI Urban Consumer NSA	2.193%	1/19/2022	40,000,000	40,473,208	473,208
Barclays Bank plc	1.874%	CPI Urban Consumer NSA	4/11/2026	10,000,000	10,208,015	208,015
Barclays Bank plc	1.944%	CPI Urban Consumer NSA	3/22/2041	5,000,000	5,304,065	304,065
Deutsche Bank AG	CPI Urban Consumer NSA	1.720%	12/5/2019	20,000,000	20,265,896	265,896
Deutsche Bank AG	CPI Urban Consumer NSA	2.105%	7/10/2025	10,000,000	10,141,460	141,460
Deutsche Bank AG	CPI Urban Consumer NSA	2.200%	5/27/2019	30,000,000	31,253,729	1,253,729
Deutsche Bank AG	1.6975%	CPI Urban Consumer NSA	9/2/2022	10,000,000	10,091,054	91,054
Deutsche Bank AG	1.962%	CPI Urban Consumer NSA	5/26/2036	5,000,000	5,242,696	242,696
Goldman Sachs	CPI Urban Consumer NSA	1.988%	5/25/2023	10,000,000	10,003,195	3,195
Goldman Sachs	CPI Urban Consumer NSA	2.0625%	12/8/2024	15,000,000	15,441,032	441,032
Goldman Sachs	CPI Urban Consumer NSA	2.3125%	9/30/2024	30,000,000	31,826,016	1,826,016
Goldman Sachs	1.5675%	CPI Urban Consumer NSA	3/2/2024	8,000,000	8,285,818	285,818
Goldman Sachs	1.649%	CPI Urban Consumer NSA	3/4/2024	5,000,000	5,145,605	145,605
J.P. Morgan	CPI Urban Consumer NSA	1.908%	11/7/2019	20,000,000	20,477,426	477,426
J.P. Morgan	1.950%	CPI Urban Consumer NSA	10/14/2026	10,000,000	10,134,963	134,963
Unrealized Appreciation on CPI OTC Swaps						$12,586,441

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	CPI Urban Consumer NSA	1.385%	2/9/2021	$10,000,000	$9,732,145	$(267,855)
Bank of America	CPI Urban Consumer NSA	1.4025%	1/21/2021	10,000,000	9,751,231	(248,769)
Bank of America	CPI Urban Consumer NSA	1.4625%	1/19/2021	20,000,000	19,566,051	(433,949)
Bank of America	CPI Urban Consumer NSA	1.5125%	11/9/2020	10,000,000	9,838,500	(161,500)
Bank of America	CPI Urban Consumer NSA	1.523%	12/16/2020	20,000,000	19,641,808	(358,192)
Bank of America	CPI Urban Consumer NSA	1.540%	8/20/2021	20,000,000	19,682,245	(317,755)
Bank of America	CPI Urban Consumer NSA	1.580%	8/6/2020	25,000,000	24,742,259	(257,741)
Bank of America	CPI Urban Consumer NSA	1.645%	10/1/2025	15,000,000	14,554,993	(445,007)
Bank of America	CPI Urban Consumer NSA	1.780%	6/23/2022	15,000,000	14,847,628	(152,372)
Bank of America	CPI Urban Consumer NSA	1.813%	3/31/2026	5,000,000	4,872,502	(127,498)
Bank of America	CPI Urban Consumer NSA	1.835%	9/1/2019	20,000,000	19,903,871	(96,129)
Bank of America	CPI Urban Consumer NSA	1.930%	9/7/2022	25,000,000	24,869,174	(130,826)
Bank of America	CPI Urban Consumer NSA	1.936%	5/22/2022	10,000,000	9,988,694	(11,306)
Bank of America	1.9625%	CPI Urban Consumer NSA	12/13/2019	30,000,000	29,925,671	(74,329)
Bank of America	2.0375%	CPI Urban Consumer NSA	1/10/2020	20,000,000	19,923,157	(76,843)
Bank of America	2.080%	CPI Urban Consumer NSA	4/22/2025	10,000,000	9,894,364	(105,636)
Bank of America	2.100%	CPI Urban Consumer NSA	4/26/2025	10,000,000	9,923,503	(76,497)
Bank of America	2.1425%	CPI Urban Consumer NSA	11/22/2024	20,000,000	19,840,488	(159,512)
Bank of America	2.275%	CPI Urban Consumer NSA	1/6/2026	20,000,000	19,587,172	(412,828)
Bank of America	2.2975%	CPI Urban Consumer NSA	4/5/2029	5,000,000	4,886,691	(113,309)
Bank of America	2.3013%	CPI Urban Consumer NSA	3/28/2029	5,000,000	4,885,156	(114,844)
Bank of America	2.345%	CPI Urban Consumer NSA	2/13/2029	30,000,000	29,217,926	(782,074)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	2.3475%	CPI Urban Consumer NSA	3/10/2032	$5,000,000	$4,870,226	$(129,774)
Bank of America	2.360%	CPI Urban Consumer NSA	2/8/2029	10,000,000	9,722,153	(277,847)
Bank of America	2.360%	CPI Urban Consumer NSA	2/15/2029	10,000,000	9,720,721	(279,279)
Bank of America	2.3625%	CPI Urban Consumer NSA	2/1/2038	5,000,000	4,855,797	(144,203)
Bank of America	2.3663%	CPI Urban Consumer NSA	2/20/2038	5,000,000	4,852,828	(147,172)
Bank of America	2.370%	CPI Urban Consumer NSA	1/26/2029	5,000,000	4,854,848	(145,152)
Bank of America	2.370%	CPI Urban Consumer NSA	2/27/2029	10,000,000	9,706,143	(293,857)
Bank of America	2.3763%	CPI Urban Consumer NSA	2/26/2038	5,000,000	4,843,686	(156,314)
Bank of America	2.380%	CPI Urban Consumer NSA	1/13/2029	10,000,000	9,693,089	(306,911)
Bank of America	2.380%	CPI Urban Consumer NSA	1/18/2029	10,000,000	9,695,195	(304,805)
Bank of America	2.3975%	CPI Urban Consumer NSA	1/24/2029	10,000,000	9,675,622	(324,378)
Bank of America	2.3975%	CPI Urban Consumer NSA	2/12/2033	5,000,000	4,848,835	(151,165)
Bank of America	2.409%	CPI Urban Consumer NSA	2/6/2038	5,000,000	4,811,558	(188,442)
Bank of America	2.445%	CPI Urban Consumer NSA	4/24/2023	40,000,000	37,130,260	(2,869,740)
Bank of America	2.460%	CPI Urban Consumer NSA	4/23/2023	30,000,000	27,806,904	(2,193,096)
Bank of America	2.590%	CPI Urban Consumer NSA	6/26/2023	40,000,000	36,488,484	(3,511,516)
Barclays Bank plc	CPI Urban Consumer NSA	1.562%	10/22/2022	10,000,000	9,784,740	(215,260)
Barclays Bank plc	CPI Urban Consumer NSA	1.210%	2/11/2021	20,000,000	19,284,533	(715,467)
Barclays Bank plc	CPI Urban Consumer NSA	1.363%	1/26/2021	15,000,000	14,596,300	(403,700)
Barclays Bank plc	CPI Urban Consumer NSA	1.500%	7/29/2021	15,000,000	14,633,930	(366,070)
Barclays Bank plc	CPI Urban Consumer NSA	1.2625%	2/17/2021	10,000,000	9,662,857	(337,143)
Barclays Bank plc	1.960%	CPI Urban Consumer NSA	2/5/2025	10,000,000	9,888,976	(111,024)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Barclays Bank plc	2.0325%	CPI Urban Consumer NSA	11/14/2021	$35,000,000	$34,930,676	$(69,324)
Barclays Bank plc	2.0875%	CPI Urban Consumer NSA	12/1/2024	10,000,000	9,962,046	(37,954)
Barclays Bank plc	2.1275%	CPI Urban Consumer NSA	6/22/2025	10,000,000	9,839,784	(160,216)
Barclays Bank plc	2.1575%	CPI Urban Consumer NSA	12/2/2024	10,000,000	9,904,880	(95,120)
Barclays Bank plc	2.159%	CPI Urban Consumer NSA	11/25/2024	15,000,000	14,858,849	(141,151)
Barclays Bank plc	2.205%	CPI Urban Consumer NSA	12/9/2024	15,000,000	14,795,393	(204,607)
Barclays Bank plc	2.207%	CPI Urban Consumer NSA	1/11/2025	20,000,000	19,709,564	(290,436)
Barclays Bank plc	2.2225%	CPI Urban Consumer NSA	12/30/2023	30,000,000	29,528,770	(471,230)
Barclays Bank plc	2.2275%	CPI Urban Consumer NSA	12/5/2024	15,000,000	14,770,103	(229,897)
Barclays Bank plc	2.344%	CPI Urban Consumer NSA	8/1/2019	40,000,000	37,862,051	(2,137,949)
Barclays Bank plc	2.354%	CPI Urban Consumer NSA	12/23/2031	10,000,000	9,739,125	(260,875)
Barclays Bank plc	2.3925%	CPI Urban Consumer NSA	12/13/2031	5,000,000	4,842,276	(157,724)
Barclays Bank plc	2.4095%	CPI Urban Consumer NSA	2/1/2032	10,000,000	9,660,440	(339,560)
Barclays Bank plc	2.529%	CPI Urban Consumer NSA	7/8/2022	30,000,000	27,681,447	(2,318,553)
Barclays Bank plc	2.620%	CPI Urban Consumer NSA	10/18/2019	15,000,000	13,721,933	(1,278,067)
Barclays Bank plc	2.7425%	CPI Urban Consumer NSA	9/14/2024	15,000,000	13,017,658	(1,982,342)
Barclays Bank plc	2.945%	CPI Urban Consumer NSA	3/5/2038	15,000,000	11,320,843	(3,679,157)
Credit Suisse	2.560%	CPI Urban Consumer NSA	6/27/2020	5,000,000	4,505,836	(494,164)
Credit Suisse	2.6713%	CPI Urban Consumer NSA	4/11/2022	30,000,000	26,894,047	(3,105,953)
Credit Suisse	2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	6,381,170	(1,618,830)
Deutsche Bank AG	CPI Urban Consumer NSA	1.386%	1/20/2021	10,000,000	9,744,018	(255,982)
Deutsche Bank AG	CPI Urban Consumer NSA	1.618%	8/25/2023	15,000,000	14,696,601	(303,399)
Deutsche Bank AG	CPI Urban Consumer NSA	1.650%	1/20/2026	10,000,000	9,636,765	(363,235)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Deutsche Bank AG	CPI Urban Consumer NSA	1.667%	4/20/2023	$20,000,000	$19,480,558	$(519,442)
Deutsche Bank AG	CPI Urban Consumer NSA	1.6725%	4/20/2023	20,000,000	19,488,292	(511,708)
Deutsche Bank AG	CPI Urban Consumer NSA	1.7725%	4/27/2023	35,000,000	34,325,483	(674,517)
Deutsche Bank AG	CPI Urban Consumer NSA	1.811%	6/4/2020	20,000,000	19,988,939	(11,061)
Deutsche Bank AG	2.059%	CPI Urban Consumer NSA	5/21/2025	20,000,000	19,809,584	(190,416)
Deutsche Bank AG	2.385%	CPI Urban Consumer NSA	1/24/2021	7,000,000	6,438,671	(561,329)
Deutsche Bank AG	2.4375%	CPI Urban Consumer NSA	6/7/2021	20,000,000	18,491,013	(1,508,987)
Deutsche Bank AG	2.440%	CPI Urban Consumer NSA	4/11/2020	8,000,000	7,365,026	(634,974)
Deutsche Bank AG	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	4,434,282	(565,718)
Deutsche Bank AG	2.500%	CPI Urban Consumer NSA	9/4/2021	10,000,000	9,132,150	(867,850)
Deutsche Bank AG	2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	4,391,573	(608,427)
Deutsche Bank AG	2.5175%	CPI Urban Consumer NSA	4/17/2026	15,000,000	13,672,735	(1,327,265)
Deutsche Bank AG	2.6075%	CPI Urban Consumer NSA	6/13/2020	5,000,000	4,488,162	(511,838)
Deutsche Bank AG	2.615%	CPI Urban Consumer NSA	1/4/2020	15,000,000	13,658,114	(1,341,886)
Deutsche Bank AG	2.640%	CPI Urban Consumer NSA	12/17/2020	15,000,000	13,511,163	(1,488,837)
Deutsche Bank AG	2.695%	CPI Urban Consumer NSA	10/29/2021	9,000,000	8,022,662	(977,338)
Deutsche Bank AG	2.700%	CPI Urban Consumer NSA	7/11/2019	6,000,000	5,356,327	(643,673)
Deutsche Bank AG	2.710%	CPI Urban Consumer NSA	10/11/2020	15,000,000	13,507,511	(1,492,489)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	2/4/2021	15,000,000	13,414,708	(1,585,292)
Deutsche Bank AG	2.730%	CPI Urban Consumer NSA	10/25/2021	15,000,000	13,324,615	(1,675,385)
Deutsche Bank AG	2.745%	CPI Urban Consumer NSA	3/20/2022	30,000,000	26,706,721	(3,293,279)
Deutsche Bank AG	2.7475%	CPI Urban Consumer NSA	2/26/2022	30,000,000	26,675,509	(3,324,491)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Deutsche Bank AG	2.750%	CPI Urban Consumer NSA	3/30/2032	$6,000,000	$4,951,009	$(1,048,991)
Deutsche Bank AG	2.7525%	CPI Urban Consumer NSA	8/2/2021	8,000,000	6,947,156	(1,052,844)
Deutsche Bank AG	2.779%	CPI Urban Consumer NSA	3/12/2022	25,000,000	22,166,156	(2,833,844)
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	15,000,000	11,587,341	(3,412,659)
Goldman Sachs	CPI Urban Consumer NSA	1.805%	8/18/2019	10,000,000	9,949,102	(50,898)
Goldman Sachs	2.183%	CPI Urban Consumer NSA	3/20/2022	20,000,000	19,729,080	(270,920)
Goldman Sachs	2.230%	CPI Urban Consumer NSA	12/14/2024	10,000,000	9,841,426	(158,574)
Goldman Sachs	2.317%	CPI Urban Consumer NSA	3/16/2029	5,000,000	4,879,772	(120,228)
Goldman Sachs	2.350%	CPI Urban Consumer NSA	12/16/2036	10,000,000	9,720,757	(279,243)
Goldman Sachs	2.363%	CPI Urban Consumer NSA	6/21/2027	20,000,000	19,465,297	(534,703)
Goldman Sachs	2.370%	CPI Urban Consumer NSA	5/16/2028	10,000,000	9,717,149	(282,851)
Goldman Sachs	2.372%	CPI Urban Consumer NSA	5/3/2030	5,000,000	4,861,423	(138,577)
Goldman Sachs	2.3775%	CPI Urban Consumer NSA	4/17/2030	5,000,000	4,858,466	(141,534)
Goldman Sachs	2.380%	CPI Urban Consumer NSA	12/8/2031	10,000,000	9,704,782	(295,218)
Goldman Sachs	2.387%	CPI Urban Consumer NSA	5/24/2028	5,000,000	4,853,312	(146,688)
Goldman Sachs	2.390%	CPI Urban Consumer NSA	2/7/2032	5,000,000	4,844,136	(155,864)
Goldman Sachs	2.4475%	CPI Urban Consumer NSA	4/24/2023	30,000,000	27,840,250	(2,159,750)
Goldman Sachs	2.497%	CPI Urban Consumer NSA	5/2/2021	30,000,000	27,538,273	(2,461,727)
Goldman Sachs	2.5375%	CPI Urban Consumer NSA	4/17/2021	8,000,000	7,239,555	(760,445)
Goldman Sachs	2.675%	CPI Urban Consumer NSA	12/13/2020	15,000,000	13,461,926	(1,538,074)
Goldman Sachs	2.7725%	CPI Urban Consumer NSA	4/3/2023	20,000,000	17,583,375	(2,416,625)
Goldman Sachs	2.945%	CPI Urban Consumer NSA	1/16/2038	15,000,000	11,241,602	(3,758,398)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Goldman Sachs	2.980%	CPI Urban Consumer NSA	2/7/2033	$10,000,000	$7,790,149	$(2,209,851)
J.P. Morgan	CPI Urban Consumer NSA	1.5625%	1/11/2021	10,000,000	9,836,303	(163,697)
J.P. Morgan	CPI Urban Consumer NSA	1.645%	8/27/2023	5,000,000	4,911,879	(88,121)
J.P. Morgan	2.074%	CPI Urban Consumer NSA	11/21/2023	35,000,000	33,846,518	(1,153,482)
J.P. Morgan	2.1525%	CPI Urban Consumer NSA	11/21/2024	25,000,000	24,781,071	(218,929)
J.P. Morgan	2.4975%	CPI Urban Consumer NSA	4/26/2020	9,000,000	8,233,784	(766,216)
J.P. Morgan	2.5275%	CPI Urban Consumer NSA	5/9/2021	10,000,000	9,046,907	(953,093)
J.P. Morgan	2.549%	CPI Urban Consumer NSA	7/23/2023	30,000,000	27,473,141	(2,526,859)
J.P. Morgan	2.6075%	CPI Urban Consumer NSA	6/3/2020	5,000,000	4,492,414	(507,586)
J.P. Morgan	2.680%	CPI Urban Consumer NSA	2/28/2021	20,000,000	18,072,972	(1,927,028)
J.P. Morgan	2.7175%	CPI Urban Consumer NSA	5/13/2020	12,000,000	10,686,858	(1,313,142)
J.P. Morgan	2.730%	CPI Urban Consumer NSA	9/20/2021	15,000,000	13,360,012	(1,639,988)
J.P. Morgan	2.7563%	CPI Urban Consumer NSA	3/25/2022	30,000,000	26,670,775	(3,329,225)
J.P. Morgan	2.810%	CPI Urban Consumer NSA	3/28/2032	7,000,000	5,676,039	(1,323,961)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,526,973	(473,027)
J.P. Morgan	2.815%	CPI Urban Consumer NSA	4/5/2032	5,000,000	4,047,251	(952,749)
J.P. Morgan	2.955%	CPI Urban Consumer NSA	7/15/2026	5,000,000	3,991,622	(1,008,378)
Merrill Lynch International Bank Ltd.	2.820%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,524,788	(475,212)
Merrill Lynch International Bank Ltd.	2.825%	CPI Urban Consumer NSA	7/22/2023	5,000,000	4,213,824	(786,176)
Wells Fargo	2.3925%	CPI Urban Consumer NSA	6/26/2019	30,000,000	28,412,642	(1,587,358)
Wells Fargo	2.410%	CPI Urban Consumer NSA	6/20/2021	10,000,000	9,146,728	(853,272)
Wells Fargo	2.560%	CPI Urban Consumer NSA	5/2/2021	10,000,000	9,020,553	(979,447)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Wells Fargo	2.6275%	CPI Urban Consumer NSA	10/5/2019	$15,000,000	$13,744,650	$(1,255,350)
Wells Fargo	2.645%	CPI Urban Consumer NSA	12/27/2020	15,000,000	13,506,555	(1,493,445)
Wells Fargo	2.7325%	CPI Urban Consumer NSA	2/19/2021	20,000,000	17,960,543	(2,039,457)
Wells Fargo	2.745%	CPI Urban Consumer NSA	2/21/2022	25,000,000	22,225,839	(2,774,161)
Unrealized Depreciation on CPI OTC Swaps						$(119,626,878)

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at February 28, 2019:

Central Clearingparty*	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Credit Suisse	CPI Urban Consumer NSA	1.9725%	12/14/2024	$15,000,000	$15,013,247	$13,247
Credit Suisse	CPI Urban Consumer NSA	1.9975%	12/13/2024	20,000,000	20,045,656	45,656
Credit Suisse	CPI Urban Consumer NSA	2.026%	11/20/2020	30,000,000	30,199,358	199,358
Credit Suisse	CPI Urban Consumer NSA	2.032%	11/30/2023	30,000,000	30,160,225	160,225
Credit Suisse	CPI Urban Consumer NSA	2.0363%	11/21/2022	10,000,000	10,031,476	31,476
Credit Suisse	CPI Urban Consumer NSA	2.050%	12/11/2024	30,000,000	30,156,641	156,641
Credit Suisse	CPI Urban Consumer NSA	2.055%	11/6/2020	40,000,000	40,290,559	290,559
Credit Suisse	CPI Urban Consumer NSA	2.065%	11/8/2020	40,000,000	40,296,426	296,426
Credit Suisse	CPI Urban Consumer NSA	2.090%	11/2/2020	30,000,000	30,238,948	238,948
Credit Suisse	CPI Urban Consumer NSA	2.092%	12/6/2024	15,000,000	15,110,994	110,994
Credit Suisse	CPI Urban Consumer NSA	2.210%	10/17/2020	30,000,000	30,316,646	316,646
Credit Suisse	CPI Urban Consumer NSA	2.245%	3/2/2019	40,000,000	40,192,445	192,445
Credit Suisse	CPI Urban Consumer NSA	2.250%	3/21/2024	10,000,000	10,173,714	173,714
Credit Suisse	CPI Urban Consumer NSA	2.275%	4/18/2024	50,000,000	50,994,828	994,828

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Central Clearingparty*	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
Credit Suisse	CPI Urban Consumer NSA	2.2775%	2/16/2028	$15,000,000	$15,275,940	$275,940
Credit Suisse	1.570%	CPI Urban Consumer NSA	1/10/2021	100,000,000	100,101,138	101,138
Credit Suisse	1.615%	CPI Urban Consumer NSA	1/11/2021	140,000,000	140,034,107	34,107
Credit Suisse	1.700%	CPI Urban Consumer NSA	2/4/2021	40,000,000	40,013,149	13,149
Credit Suisse	1.7315%	CPI Urban Consumer NSA	8/24/2026	10,000,000	10,325,125	325,125
Credit Suisse	1.7925%	CPI Urban Consumer NSA	7/18/2026	35,000,000	36,005,651	1,005,651
Credit Suisse	1.844%	CPI Urban Consumer NSA	3/4/2021	30,000,000	30,003,786	3,786
Credit Suisse	2.065%	CPI Urban Consumer NSA	1/9/2039	5,000,000	5,122,496	122,496
Credit Suisse	2.107%	CPI Urban Consumer NSA	2/21/2031	5,000,000	5,043,283	43,283
Credit Suisse	2.110%	CPI Urban Consumer NSA	2/19/2031	5,000,000	5,040,656	40,656
Credit Suisse	2.119%	CPI Urban Consumer NSA	2/11/2031	15,000,000	15,095,436	95,436
Credit Suisse	2.140%	CPI Urban Consumer NSA	7/20/2029	5,000,000	5,012,108	12,108
Unrealized Appreciation on CPI Centrally Cleared Swaps						$5,294,038

Central Clearingparty*	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	CPI Urban Consumer NSA	1.445%	2/3/2021	$15,000,000	$14,652,309	$(347,691)
Credit Suisse	CPI Urban Consumer NSA	1.485%	1/14/2021	20,000,000	19,591,979	(408,021)
Credit Suisse	CPI Urban Consumer NSA	1.6675%	6/30/2026	7,000,000	6,707,335	(292,665)
Credit Suisse	CPI Urban Consumer NSA	1.790%	4/27/2024	30,000,000	29,325,991	(674,009)
Credit Suisse	CPI Urban Consumer NSA	1.817%	1/4/2026	25,000,000	24,723,601	(276,399)
Credit Suisse	CPI Urban Consumer NSA	1.8425%	1/4/2026	10,000,000	9,906,379	(93,621)
Credit Suisse	CPI Urban Consumer NSA	1.847%	1/3/2026	25,000,000	24,776,064	(223,936)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Central Clearingparty*	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	CPI Urban Consumer NSA	1.8475%	1/7/2026	$10,000,000	$9,907,155	$(92,845)
Credit Suisse	CPI Urban Consumer NSA	1.8755%	12/28/2025	15,000,000	14,892,196	(107,804)
Credit Suisse	CPI Urban Consumer NSA	1.8913%	12/27/2025	15,000,000	14,907,112	(92,888)
Credit Suisse	CPI Urban Consumer NSA	1.8975%	12/27/2025	15,000,000	14,913,366	(86,634)
Credit Suisse	CPI Urban Consumer NSA	1.918%	12/19/2024	20,000,000	19,960,145	(39,855)
Credit Suisse	CPI Urban Consumer NSA	1.9351%	6/9/2022	10,000,000	9,977,092	(22,908)
Credit Suisse	CPI Urban Consumer NSA	1.936%	12/19/2024	20,000,000	19,980,911	(19,089)
Credit Suisse	CPI Urban Consumer NSA	1.950%	2/13/2026	10,000,000	9,945,136	(54,864)
Credit Suisse	CPI Urban Consumer NSA	1.9525%	12/21/2025	15,000,000	14,963,823	(36,177)
Credit Suisse	CPI Urban Consumer NSA	1.954%	2/1/2026	10,000,000	9,959,536	(40,464)
Credit Suisse	CPI Urban Consumer NSA	2.020%	1/10/2029	20,000,000	19,852,203	(147,797)
Credit Suisse	CPI Urban Consumer NSA	2.028%	1/15/2029	5,000,000	4,964,895	(35,105)
Credit Suisse	CPI Urban Consumer NSA	2.030%	10/25/2019	10,000,000	9,993,414	(6,586)
Credit Suisse	CPI Urban Consumer NSA	2.033%	1/11/2029	20,000,000	19,875,000	(125,000)
Credit Suisse	1.9775%	CPI Urban Consumer NSA	12/14/2019	30,000,000	29,917,521	(82,479)
Credit Suisse	2.0075%	CPI Urban Consumer NSA	4/28/2020	30,000,000	29,850,281	(149,719)
Credit Suisse	2.030%	CPI Urban Consumer NSA	5/3/2022	15,000,000	14,910,111	(89,889)
Credit Suisse	2.035%	CPI Urban Consumer NSA	5/2/2021	10,000,000	9,936,203	(63,797)
Credit Suisse	2.075%	CPI Urban Consumer NSA	1/8/2021	20,000,000	19,890,660	(109,340)
Credit Suisse	2.119%	CPI Urban Consumer NSA	4/12/2022	25,000,000	24,721,402	(278,598)
Credit Suisse	2.1275%	CPI Urban Consumer NSA	11/14/2024	60,000,000	59,609,556	(390,444)
Credit Suisse	2.1438%	CPI Urban Consumer NSA	12/14/2026	10,000,000	9,932,004	(67,996)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Central Clearingparty*	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	2.207%	CPI Urban Consumer NSA	1/8/2027	$10,000,000	$9,878,495	$(121,505)
Credit Suisse	2.269%	CPI Urban Consumer NSA	10/30/2030	10,000,000	9,869,109	(130,891)
Credit Suisse	2.285%	CPI Urban Consumer NSA	5/31/2028	10,000,000	9,812,227	(187,773)
Credit Suisse	2.310%	CPI Urban Consumer NSA	6/1/2028	10,000,000	9,788,537	(211,463)
Credit Suisse	2.335%	CPI Urban Consumer NSA	11/17/2036	8,000,000	7,806,863	(193,137)
Credit Suisse	2.335%	CPI Urban Consumer NSA	11/21/2036	10,000,000	9,757,519	(242,481)
Credit Suisse	2.339%	CPI Urban Consumer NSA	3/14/2029	10,000,000	9,734,377	(265,623)
Credit Suisse	2.340%	CPI Urban Consumer NSA	3/23/2032	5,000,000	4,871,210	(128,790)
Credit Suisse	2.341%	CPI Urban Consumer NSA	8/27/2028	10,000,000	9,745,347	(254,653)
Credit Suisse	2.3425%	CPI Urban Consumer NSA	9/11/2028	10,000,000	9,747,810	(252,190)
Credit Suisse	2.344%	CPI Urban Consumer NSA	3/15/2029	5,000,000	4,863,829	(136,171)
Credit Suisse	2.345%	CPI Urban Consumer NSA	8/14/2028	10,000,000	9,739,302	(260,698)
Credit Suisse	2.3525%	CPI Urban Consumer NSA	6/6/2028	10,000,000	9,746,415	(253,585)
Credit Suisse	2.354%	CPI Urban Consumer NSA	3/6/2032	5,000,000	4,867,954	(132,046)
Credit Suisse	2.355%	CPI Urban Consumer NSA	3/8/2032	10,000,000	9,730,697	(269,303)
Credit Suisse	2.358%	CPI Urban Consumer NSA	7/25/2028	10,000,000	9,728,176	(271,824)
Credit Suisse	2.3625%	CPI Urban Consumer NSA	1/25/2033	5,000,000	4,874,891	(125,109)
Credit Suisse	2.3625%	CPI Urban Consumer NSA	1/23/2033	5,000,000	4,875,026	(124,974)
Credit Suisse	2.3625%	CPI Urban Consumer NSA	3/21/2032	5,000,000	4,855,745	(144,255)
Credit Suisse	2.365%	CPI Urban Consumer NSA	1/30/2038	10,000,000	9,707,624	(292,376)
Credit Suisse	2.370%	CPI Urban Consumer NSA	4/18/2030	25,000,000	24,314,003	(685,997)
Credit Suisse	2.370%	CPI Urban Consumer NSA	2/28/2038	5,000,000	4,849,817	(150,183)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

Central Clearingparty*	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Credit Suisse	2.3745%	CPI Urban Consumer NSA	8/9/2028	$10,000,000	$9,709,845	$(290,155)
Credit Suisse	2.379%	CPI Urban Consumer NSA	9/21/2028	15,000,000	14,574,234	(425,766)
Credit Suisse	2.380%	CPI Urban Consumer NSA	7/6/2028	10,000,000	9,715,099	(284,901)
Credit Suisse	2.380%	CPI Urban Consumer NSA	7/17/2028	15,000,000	14,565,258	(434,742)
Credit Suisse	2.383%	CPI Urban Consumer NSA	6/13/2028	40,000,000	38,863,343	(1,136,657)
Credit Suisse	2.384%	CPI Urban Consumer NSA	10/1/2028	10,000,000	9,715,788	(284,212)
Credit Suisse	2.3845%	CPI Urban Consumer NSA	8/6/2028	25,000,000	24,250,752	(749,248)
Credit Suisse	2.390%	CPI Urban Consumer NSA	6/14/2028	45,000,000	43,689,867	(1,310,133)
Credit Suisse	2.390%	CPI Urban Consumer NSA	8/3/2028	10,000,000	9,693,919	(306,081)
Credit Suisse	2.393%	CPI Urban Consumer NSA	5/11/2028	10,000,000	9,690,536	(309,464)
Credit Suisse	2.3938%	CPI Urban Consumer NSA	9/26/2028	10,000,000	9,703,728	(296,272)
Credit Suisse	2.3963%	CPI Urban Consumer NSA	10/9/2028	10,000,000	9,706,751	(293,249)
Credit Suisse	2.400%	CPI Urban Consumer NSA	4/26/2030	10,000,000	9,689,140	(310,860)
Credit Suisse	2.4075%	CPI Urban Consumer NSA	5/21/2028	5,000,000	4,842,764	(157,236)
Credit Suisse	2.5475%	CPI Urban Consumer NSA	4/20/2021	8,000,000	7,228,449	(771,551)
Credit Suisse	2.6725%	CPI Urban Consumer NSA	1/28/2021	15,000,000	13,522,926	(1,477,074)
Credit Suisse	2.735%	CPI Urban Consumer NSA	5/13/2019	12,000,000	10,776,021	(1,223,979)
Credit Suisse	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	4,160,315	(839,685)
Unrealized Depreciation on CPI Centrally Cleared Swaps						$(20,192,912)

* Central Clearinghouse: London Clearing House (LCH)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$304,174,910	$—	$304,174,910
Common Stocks	—	15,532	—	15,532
Convertible Bonds	—	1,248,809	—	1,248,809
Corporate Bonds	—	490,865,683	—	490,865,683
Floating Rate Loans
Electrical Equipment	—	2,020,804	360,689	2,381,493
Machinery: Industrial/Specialty	—	—	263,156	263,156
Oil	—	—	303,475	303,475
Real Estate Investment Trusts	—	—	2,757,531	2,757,531
Telecommunications	—	2,953,470	1,407,802	4,361,272
Remaining Industries	—	25,142,019	—	25,142,019
Foreign Government Obligations	—	5,222,290	—	5,222,290
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	28,675,394	—	28,675,394
Government Sponsored Enterprises Pass-Throughs	—	6,380,422	—	6,380,422
Municipal Bonds	—	1,884,265	—	1,884,265
Non-Agency Commercial Mortgage-Backed Securities	—	313,323,248	1,227,570	314,550,818
Preferred Stock	—	—	34,469	34,469
Short-Term Investments
Commercial Paper	—	32,387,765	—	32,387,765
Convertible Bond	—	887,910	—	887,910
Corporate Bonds	—	3,172,405	—	3,172,405
Foreign Government Obligations	—	1,364,081	—	1,364,081
Repurchase Agreements	—	32,798,464	—	32,798,464
U.S. Treasury Obligation	—	12,520,351	—	12,520,351
Total	$—	$1,265,037,822	$6,354,692	$1,271,392,514
Other Financial Instruments
Centrally Cleared CPI Swaps
Assets	$—	$5,294,038	$—	$5,294,038
Liabilities	—	(20,192,912)	—	(20,192,912)
CPI Swaps
Assets	—	12,586,441	—	12,586,441
Liabilities	—	(119,626,878)	—	(119,626,878)
Forward Foreign Currency Exchange Contracts
Assets	—	3,069	—	3,069
Liabilities	—	(948)	—	(948)
Futures Contracts
Assets	239,853	—	—	239,853
Liabilities	(923,042)	—	—	(923,042)
Unfunded Commitments
Assets	—	—	—	—
Liabilities	—	(661)	—	(661)
Total	$(683,189)	$(121,937,851)	$—	$(122,621,040)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - INFLATION FOCUSED FUND February 28, 2019

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2019.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset- Backed Securities	Floating Rate Loans	Non-Agency Commercial Mortgage- Backed Securities	Preferred Stock
Balance as of December 1, 2018	$718,000	$8,209,361	$3,045,460	$—
Accrued Discounts (Premiums)	—	3,600	(32,885)	—
Realized Gain (Loss)	—	809	(2,653)	—
Change in Unrealized Appreciation (Depreciation)	—	(8,907)	13,719	(6,894)
Purchases	—	2,061,042	—	—
Sales	—	(2,944,803)	(741,759)	—
Transfers into Level 3	—	—	—	41,363
Transfers out of Level 3	(718,000)	(2,228,449)	(1,054,312)	—
Balance as of February 28, 2019	$—	$5,092,653	$1,227,570	$34,469
Change in unrealized appreciation/ depreciation for period ended February 28, 2019, related to Level 3 investments held at February 28, 2019	$—	$(11,718)	$10,313	$(6,894)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND February 28, 2019

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.78%
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	11,862,052	$156,223
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(d)	15,936,188	80,318
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I*(e)	16,991,517	203,898
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(f)	5,899,695	163,245
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(g)	5,410,964	135,545
Lord Abbett Investment Trust-High Yield Fund-Class I(h)	35,984,614	262,688
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(i)	6,177,301	71,224
Lord Abbett Securities Trust-International Equity Fund-Class I(j)	6,644,111	82,852
Lord Abbett Securities Trust-International Value Fund-Class I(k)	11,808,657	82,070
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(l)	7,771,207	211,066
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(m)	4,264,533	42,688
Total Investments in Underlying Funds (cost $1,513,595,205)		1,491,817

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.06%

REPURCHASE AGREEMENT 0.06%

Repurchase Agreement dated 2/28/2019, 1.45% due 3/1/2019 with Fixed Income Clearing Corp. collateralized by $930,000 of U.S. Treasury Note at 2.50% due 2/28/2021; value: $930,000; proceeds: $911,196 (cost $911,160)	$911	911

Total Investments in Securities 99.84% (cost $1,514,506,365)		1,492,728
Other Assets in Excess of Liabilities(n) 0.16%		2,393
Net Assets 100.00%		$1,495,121

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(f)	Fund investment objective is to seek capital appreciation.
(g)	Fund investment objective is capital appreciation.
(h)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(i)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(j)	Fund investment objective is to seek long-term capital appreciation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET BALANCED OPPORTUNITY FUND February 28, 2019

(k)	Fund investment objective is to seek a high level of total return.
(l)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(m)	Fund investment objective is to seek current income consistent with the preservation of capital.
(n)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at February 28, 2019:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
MSCI Emerging Market INDEX	March 2019	310	Long		$15,079,243		$16,223,850	$1,144,607
U.S. 10-Year Treasury Note	June 2019	371	Short		(45,397,575)		(45,262,000)	135,575
U.S. Ultra Treasury Bond	June 2019	77	Short		(12,490,711)		(12,288,719)	201,992
Total Unrealized Appreciation on Open Futures Contracts								$1,482,174

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
E-Mini MSCI EAFE INDEX	March 2019	354	Short		$(31,039,740)		$(33,081,300)	$(2,041,560)
E-Mini NASDAQ 100	March 2019	238	Short		(33,050,506)		(33,807,900)	(757,394)
E-Mini S&P 500 Index	March 2019	161	Short		(22,089,998)		(22,416,835)	(326,837)
EURO STOXX 50 Index	June 2019	205	Long	EUR	6,591,174	EUR	6,588,700	(2,814)
Total Unrealized Depreciation on Open Futures Contracts								$(3,128,605)

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Investments in Underlying Funds	$1,491,817	$—	$—	$1,491,817
Short-Term Investments
Repurchase Agreement	—	911	—	911
Total	$1,491,817	$911	$—	$1,492,728
Other Financial Instruments
Futures Contracts
Assets	$1,482	$—	$—	$1,482
Liabilities	(3,129)	—	—	(3,129)
Total	$(1,647)	$—	$—	$(1,647)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET GROWTH FUND February 28, 2019

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.86%

Lord Abbett Affiliated Fund, Inc.-Class I(c)	3,520,474	$51,575
Lord Abbett Investment Trust-Convertible Fund-Class I(d)	3,990,016	52,548
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I*(c)	8,584,304	103,012
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(e)	4,152,838	114,909
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(f)	5,191,086	130,037
Lord Abbett Investment Trust-High Yield Fund-Class I(g)	26,028,783	190,010
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(h)	635,902	7,332
Lord Abbett Securities Trust-International Equity Fund-Class I(i)	6,583,571	82,097
Lord Abbett Securities Trust-International Value Fund-Class I(j)	11,712,315	81,401
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(k)	7,012,258	190,453
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(l)	1,826,713	18,285
Total Investments in Underlying Funds (cost $1,044,156,900)		1,021,659

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.05%

REPURCHASE AGREEMENT 0.05%
Repurchase Agreement dated 2/28/2019, 1.45% due 3/1/2019 with Fixed Income Clearing Corp. collateralized by $525,000 of U.S. Treasury Note at 2.50% due 2/28/2021; value: $525,000; proceeds: $511,318 (cost $511,298)	$511	511
Total Investments in Securities 99.91% (cost $1,044,668,198)		1,022,170
Other Assets in Excess of Liabilities(m) 0.09%		961
Net Assets 100.00%		$1,023,131

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(d)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek capital appreciation.
(f)	Fund investment objective is capital appreciation.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(i)	Fund investment objective is to seek long-term capital appreciation.
(j)	Fund investment objective is to seek a high level of total return.
(k)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(l)	Fund investment objective is to seek current income consistent with the preservation of capital.
(m)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET GROWTH FUND February 28, 2019

Open Futures Contracts at February 28, 2019:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
MSCI Emerging Market INDEX	March 2019	214	Long		$10,409,542		$11,199,690	$790,148

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
E-Mini MSCI EAFE INDEX	March 2019	240	Short		$(21,043,891)		$(22,428,000)	$(1,384,109)
E-Mini NASDAQ 100	March 2019	145	Short		(20,092,932)		(20,597,250)	(504,318)
E-Mini S&P 500 Index	March 2019	110	Short		(15,090,797)		(15,315,850)	(225,053)
EURO STOXX 50 Index	June 2019	140	Long	EUR	4,501,290	EUR	4,499,600	(1,922)
Total Unrealized Depreciation on Open Futures Contracts								$(2,115,402)

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Investments in Underlying Funds	$1,021,659	$—	$—	$1,021,659
Short-Term Investments
Repurchase Agreement	—	511	—	511
Total	$1,021,659	$511	$—	$1,022,170
Other Financial Instruments
Futures Contracts
Assets	$790	$—	$—	$790
Liabilities	(2,115)	—	—	(2,115)
Total	$(1,325)	$—	$—	$(1,325)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND February 28, 2019

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.73%

Lord Abbett Investment Trust-Convertible Fund-Class I(c)	15,793,860	$208,005
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(d)	1,340,611	14,157
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I(e)	14,037,943	70,751
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(f)	3,159,437	87,421
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(g)	3,046,417	76,313
Lord Abbett Investment Trust-High Yield Fund-Class I(h)	34,375,046	250,938
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(i)	7,703,066	88,816
Lord Abbett Securities Trust-International Equity Fund-Class I(j)	6,110,908	76,203
Lord Abbett Securities Trust-International Value Fund-Class I(k)	11,146,766	77,470
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(l)	7,631,321	207,267
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(m)	22,407,989	224,304
Total Investments in Underlying Funds (cost $1,403,855,625)		1,381,645

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.09%

REPURCHASE AGREEMENT

Repurchase Agreement dated 2/28/2019, 1.45% due 3/1/2019 with Fixed Income Clearing Corp. collateralized by $1,210,000 of U.S. Treasury Note at 2.50% due 2/28/2021; value: $1,210,000; proceeds: $1,183,984 (cost $1,183,936)	$1,184	1,184
Total Investments in Securities 99.82% (cost $1,405,039,561)		1,382,829
Other Assets in Excess of Liabilities(n) 0.18%		2,485
Net Assets 100.00%		$1,385,314

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is to seek capital appreciation.
(g)	Fund investment objective is capital appreciation.
(h)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(i)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - MULTI-ASSET INCOME FUND February 28, 2019

(j)	Fund investment objective is to seek long-term capital appreciation.
(k)	Fund investment objective is to seek a high level of total return.
(l)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(m)	Fund investment objective is to seek current income consistent with preservation of capital.
(n)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at February 28, 2019:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
MSCI Emerging Market INDEX	March 2019	291	Long		$14,155,031		$15,229,485	$1,074,454
U.S. 10-Year Treasury Note	June 2019	358	Short		(43,806,824)		(43,676,000)	130,824
U.S. Ultra Treasury Bond	June 2019	68	Short		(11,030,758)		(10,852,375)	178,383
Total Unrealized Appreciation on Open Futures Contracts								$1,383,661

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
E-Mini MSCI EAFE INDEX	March 2019	324	Short		$(28,409,253)		$(30,277,800)	$(1,868,547)
E-Mini NASDAQ 100	March 2019	196	Short		(27,153,358)		(27,841,800)	(688,442)
E-Mini S&P 500 Index	March 2019	298	Short		(39,799,004)		(41,492,030)	(1,693,026)
EURO STOXX 50 Index	June 2019	190	Long	EUR	6,108,893	EUR	6,106,600	(2,608)
Total Unrealized Depreciation on Open Futures Contracts								$(4,252,623)

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Investments in Underlying Funds	$1,381,645	$—	$—	$1,381,645
Short-Term Investments
Repurchase Agreement	—	1,184	—	1,184
Total	$1,381,645	$1,184	$—	$1,382,829
Other Financial Instruments
Futures Contracts
Assets	$1,384	$—	$—	$1,384
Liabilities	(4,253)	—	—	(4,253)
Total	$(2,869)	$—	$—	$(2,869)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 93.49%

ASSET-BACKED SECURITIES 33.05%

Automobiles 15.90%

ACC Trust 2018-1 A†	3.70%		12/21/2020	$45	$44,725
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%		10/12/2021	10	9,636
American Credit Acceptance Receivables Trust 2018-1 A†	2.72%		3/10/2021	6	5,634
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%		12/18/2020	1	1,270
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%		6/19/2023	84	83,105
Bank of The West Auto Trust 2017-1 A3†	2.11%		1/15/2023	100	98,785
California Republic Auto Receivables Trust 2015-3 B	2.70%		9/15/2021	50	49,849
California Republic Auto Receivables Trust 2017-1 B	2.91%		12/15/2022	39	38,666
CarMax Auto Owner Trust 2016-4 A3	1.40%		8/15/2021	17	16,745
CarMax Auto Owner Trust 2017-3 A4	2.22%		11/15/2022	11	10,843
Chesapeake Funding II LLC 2016-1A A1†	2.11%		3/15/2028	37	36,990
Chesapeake Funding II LLC 2017-2A A1†	1.99%		5/15/2029	62	60,978
Chesapeake Funding II LLC 2017-3A A1†	1.91%		8/15/2029	65	64,684
Chesapeake Funding II LLC 2018-2A A2†	2.859	%#(a)	8/15/2030	100	99,797
CPS Auto Receivables Trust 2016-C D†	5.92%		6/15/2022	100	103,018
CPS Auto Receivables Trust 2017-C D†	3.79%		6/15/2023	200	200,851
CPS Auto Receivables Trust 2019-A C†	3.89%		12/16/2024	100	100,671
Drive Auto Receivables Trust 2015-BA E†	5.15%		8/15/2022	50	50,313
Drive Auto Receivables Trust 2016-BA D†	4.53%		8/15/2023	31	31,290
Drive Auto Receivables Trust 2017-1 D	3.84%		3/15/2023	110	110,700
Drive Auto Receivables Trust 2017-BA C†	2.61%		8/16/2021	20	20,309
Drive Auto Receivables Trust 2018-3 A3	3.01%		11/15/2021	19	19,022
Drive Auto Receivables Trust 2018-3 B	3.37%		9/15/2022	7	7,013
Drive Auto Receivables Trust 2018-3 C	3.72%		9/16/2024	18	18,068
Drive Auto Receivables Trust 2018-4 D	4.09%		1/15/2026	100	101,198
Exeter Automobile Receivables Trust 2017-3A B†	2.81%		9/15/2022	33	32,853
Exeter Automobile Receivables Trust 2017-3A C†	3.68%		7/17/2023	75	75,390
First Investors Auto Owner Trust 2017-3A A1†	2.00%		3/15/2022	3	3,067
First Investors Auto Owner Trust 2017-3A A2†	2.41%		12/15/2022	10	9,947
First Investors Auto Owner Trust 2017-3A B†	2.72%		4/17/2023	10	9,935
Flagship Credit Auto Trust 2017-3 B†	2.59%		7/15/2022	10	9,929
Flagship Credit Auto Trust 2017-4 A†	2.07%		4/15/2022	5	4,690
Flagship Credit Auto Trust 2018-3 B†	3.59%		12/16/2024	35	35,172
Flagship Credit Auto Trust 2019-1 B†	3.39%		1/16/2024	70	70,173
Ford Credit Auto Owner Trust 2016-A C	2.19%		7/15/2022	50	49,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Foursight Capital Automobile Receivables Trust 2017-1 D†	5.28%	8/15/2024	$100	$102,166
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	100	100,190
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	100	100,490
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	100	100,428
GM Financial Consumer Automobile Receivables Trust 2019-1 A2	2.99%	3/16/2022	63	63,119
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	43	43,203
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	65	65,625
Santander Drive Auto Receivables Trust 2017-2 B	2.21%	10/15/2021	5	4,618
Santander Drive Auto Receivables Trust 2017-2 C	2.79%	8/15/2022	8	7,985
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	35	35,175
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	23	22,894
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%	1/18/2022	94	94,121
Westlake Automobile Receivables Trust 2018-3A B†	3.32%	10/16/2023	100	100,172
Total				2,525,277

Credit Cards 3.54%

American Express Credit Account Master Trust 2017-2 A	2.939%(1 Mo. LIBOR + .45%)#	9/16/2024	71	71,229
Capital One Multi-Asset Execution Trust 2016-A7	2.999%(1 Mo. LIBOR + .51%)#	9/16/2024	71	71,328
Chase Issuance Trust 2014-A2	2.77%	3/15/2023	10	10,012
Master Credit Card Trust 2019-1A B†	3.57%	7/21/2022	100	100,217
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%	3/15/2023	100	99,491
World Financial Network Credit Card Master Trust 2012-D A	2.15%	4/17/2023	28	27,953
World Financial Network Credit Card Master Trust 2012-D B	3.34%	4/17/2023	42	42,024
World Financial Network Credit Card Master Trust 2016-A A	2.03%	4/15/2025	48	46,908
World Financial Network Credit Card Master Trust 2017-B A	1.98%	6/15/2023	16	15,958
World Financial Network Credit Card Master Trust 2017-C A	2.31%	8/15/2024	29	28,726
World Financial Network Credit Card Master Trust 2017-C M	2.66%	8/15/2024	48	47,527
Total				561,373

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other 13.61%

Access Point Funding I LLC 2017-A†	3.06%	4/15/2029	$70	$69,890
ALM VII Ltd. 2012-7A A1R†	4.267%(3 Mo. LIBOR + 1.48%)#	10/15/2028	250	250,637
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021	2	1,859
Conn’s Receivables Funding LLC 2018-A†	3.25%	1/15/2023	45	44,679
Diamond Resorts Owner Trust 2016-1 A†	3.08%	11/20/2028	25	25,072
Diamond Resorts Owner Trust 2018-1 B†	4.19%	1/21/2031	80	80,730
DLL LLC 2018-1 A3†	3.10%	4/18/2022	100	100,196
Engs Commercial Finance Trust 2018-1A A1†	2.97%	2/22/2021	52	52,355
Hilton Grand Vacations Trust 2018-AA A†	3.54%	2/25/2032	93	93,367
Massachusetts Educational Financing Authority 2008-1 A1	3.721%(3 Mo. LIBOR + .95%)#	4/25/2038	130	130,299
Mercedes-Benz Master Owner Trust 2018-BA A†	2.829%(1 Mo. LIBOR + .34%)#	5/15/2023	100	99,929
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.98%(3 Mo. LIBOR + 1.20%)#	4/18/2025	170	170,127
Navient Student Loan Trust 2017-2A A†	3.54%(1 Mo. LIBOR + 1.05%)#	12/27/2066	71	71,207
OneMain Financial Issuance Trust 2016-1A A†	3.66%	2/20/2029	88	88,572
OneMain Financial Issuance Trust 2019-1A B†	3.79%	2/14/2031	100	100,276
Orange Lake Timeshare Trust 2015-AA A†	2.88%	9/8/2027	17	16,313
PFS Financing Corp. 2018-B A†	2.89%	2/15/2023	100	99,448
SCF Equipment Leasing LLC 2017-2A A†	3.41%	12/20/2023	62	62,188
SCF Equipment Leasing LLC 2018-1A A2†	3.63%	10/20/2024	85	84,940
Sierra Timeshare 2016-1 Receivables Funding LLC 2016-1A A†	3.08%	3/21/2033	63	62,360
SLC Student Loan Trust 2008-1 A4A	4.388%(3 Mo. LIBOR + 1.60%)#	12/15/2032	63	64,273
SMB Private Education Loan Trust 2018-B A1†	2.809%(1 Mo. LIBOR + .32%)#	12/16/2024	62	61,978
TCI-Flatiron CLO Ltd. 2016-1 A†	4.323%(3 Mo. LIBOR + 1.55%)#	7/17/2028	250	250,046
Towd Point Asset Trust 2018-SL1 A†	3.11%(1 Mo. LIBOR + .60%)#	1/25/2046	82	81,111
Total				2,161,852
Total Asset-Backed Securities (cost $5,246,853)				5,248,502

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 25.81%

Automotive 1.95%

American Honda Finance Corp.	1.65%		7/12/2021	$3	$2,911
Ford Motor Credit Co. LLC	8.125%		1/15/2020	100	103,886
General Motors Financial Co., Inc.	3.15%		6/30/2022	90	88,292
General Motors Financial Co., Inc.	3.20%		7/6/2021	46	45,529
General Motors Financial Co., Inc.	4.20%		3/1/2021	40	40,474
General Motors Financial Co., Inc.	5.10%		1/17/2024	3	3,074
Hyundai Capital America†	3.45%		3/12/2021	25	24,896
Total					309,062

Banks: Regional 5.05%

Associated Bank NA	3.50%		8/13/2021	7	7,038
Bank of America Corp.	2.328%(3 Mo. LIBOR + .63	%)#	10/1/2021	7	6,932
Bank of America Corp.	3.004%(3 Mo. LIBOR + .79	%)#	12/20/2023	100	98,767
Barclays Bank plc (United Kingdom)†(b)	10.179%		6/12/2021	80	90,427
Compass Bank	5.50%		4/1/2020	19	19,414
Goldman Sachs Group, Inc. (The)	2.876	%#(a)	10/31/2022	11	10,842
Goldman Sachs Group, Inc. (The)	2.908%(3 Mo. LIBOR + 1.05	%)#	6/5/2023	50	49,092
Goldman Sachs Group, Inc. (The)	3.875%(3 Mo. LIBOR + 1.11	%)#	4/26/2022	75	75,458
Goldman Sachs Group, Inc. (The)	5.75%		1/24/2022	50	53,405
HSBC USA, Inc.	9.30%		6/1/2021	27	30,291
Lloyds Bank plc (United Kingdom)†(b)	6.50%		9/14/2020	100	103,909
Macquarie Bank Ltd. (Australia)†(b)	6.625%		4/7/2021	40	42,413
Macquarie Group Ltd. (Australia)†(b)	7.625%		8/13/2019	80	81,618
Morgan Stanley	4.875%		11/1/2022	8	8,380
Santander UK Group Holdings plc (United Kingdom)(b)	3.125%		1/8/2021	125	124,521
Total					802,507

Beverages 0.11%

Keurig Dr Pepper, Inc.	3.20%		11/15/2021	6	5,946
Keurig Dr Pepper, Inc.†	4.057%		5/25/2023	11	11,128
Total					17,074

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.44%

Holcim US Finance Sarl & Cie SCS (Luxembourg)†(b)	6.00%		12/30/2019	$6	$6,128
Johnson Controls International plc	5.00%		3/30/2020	5	5,087
Martin Marietta Materials, Inc.	3.313%(3 Mo. LIBOR + .65	%)#	5/22/2020	38	38,020
Vulcan Materials Co.	3.276%(3 Mo. LIBOR + .65	%)#	3/1/2021	10	9,960
Vulcan Materials Co.	3.388%(3 Mo. LIBOR + .60	%)#	6/15/2020	10	9,974
Total					69,169

Business Services 0.13%

Equifax, Inc.	3.60%		8/15/2021	3	3,000
Total System Services, Inc.	3.80%		4/1/2021	17	17,068
Total					20,068

Chemicals 0.60%

Celanese US Holdings LLC	5.875%		6/15/2021	4	4,188
Yara International ASA (Norway)†(b)	7.875%		6/11/2019	90	91,146
Total					95,334

Computer Hardware 0.68%

Dell International LLC/EMC Corp.†	5.45%		6/15/2023	102	107,262

Drugs 0.04%

Bayer US Finance II LLC†	2.75%		7/15/2021	4	3,918
Express Scripts Holding Co.	4.75%		11/15/2021	3	3,120
Total					7,038

Electric: Power 2.66%

Ausgrid Finance Pty Ltd. (Australia)†(b)	3.85%		5/1/2023	16	16,067
Dominion Energy, Inc.	2.962	%#(a)	7/1/2019	20	19,999
Dominion Energy, Inc.	4.104	%#(a)	4/1/2021	5	5,056
Duquesne Light Holdings, Inc.†	6.40%		9/15/2020	37	38,550
Entergy Corp.	5.125%		9/15/2020	75	76,424
ITC Holdings Corp.†	5.50%		1/15/2020	30	30,548

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Jersey Central Power & Light Co.†	4.70%	4/1/2024	$10	$10,479
NV Energy, Inc.	6.25%	11/15/2020	17	17,882
Pennsylvania Electric Co.	5.20%	4/1/2020	45	46,015
PNM Resources, Inc.	3.25%	3/9/2021	4	3,985
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(b)	5.375%	5/1/2021	27	27,738
Puget Energy, Inc.	5.625%	7/15/2022	28	29,513
Puget Energy, Inc.	6.00%	9/1/2021	18	19,012
San Diego Gas & Electric Co.	1.914%	2/1/2022	15	14,630
SCANA Corp.	4.125%	2/1/2022	1	1,009
SCANA Corp.	4.75%	5/15/2021	29	29,510
SCANA Corp.	6.25%	4/1/2020	29	29,648
Sempra Energy	3.287%(3 Mo. LIBOR + .50%)#	1/15/2021	5	4,946
TransAlta Corp. (Canada)(b)	4.50%	11/15/2022	2	2,003
Total				423,014

Electrical Equipment 0.28%

Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%	1/15/2023	33	31,482
QUALCOMM, Inc.	3.194%(3 Mo. LIBOR + .55%)#	5/20/2020	13	13,044
Total				44,526

Electronics 0.43%

PerkinElmer, Inc.	5.00%	11/15/2021	61	63,126
Trimble, Inc.	4.15%	6/15/2023	5	5,012
Total				68,138

Financial Services 2.80%

Aircastle Ltd.	4.40%	9/25/2023	50	49,794
Aircastle Ltd.	5.00%	4/1/2023	4	4,071
Aircastle Ltd.	5.125%	3/15/2021	2	2,055
Aircastle Ltd.	5.50%	2/15/2022	5	5,175
Aircastle Ltd.	7.625%	4/15/2020	4	4,171
Discover Financial Services	5.20%	4/27/2022	67	70,150
Discover Financial Services	10.25%	7/15/2019	12	12,290
E*TRADE Financial Corp.	2.95%	8/24/2022	5	4,904
International Lease Finance Corp.	5.875%	8/15/2022	30	31,917
International Lease Finance Corp.	5.875%	4/1/2019	30	30,047
International Lease Finance Corp.	8.25%	12/15/2020	61	65,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Jefferies Financial Group, Inc.	5.50%	10/18/2023	$20	$20,822
Jefferies Group LLC	6.875%	4/15/2021	30	31,789
Jefferies Group LLC	8.50%	7/15/2019	101	102,928
Lazard Group LLC	4.25%	11/14/2020	8	8,127
Total				444,105

Health Care Products 0.78%

Life Technologies Corp.	5.00%	1/15/2021	62	63,347
Life Technologies Corp.	6.00%	3/1/2020	59	60,621
Total				123,968

Health Care Services 0.03%

Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	5	5,126

Household Equipment/Products 0.43%

Newell Brands, Inc.	3.85%	4/1/2023	70	68,317

Insurance 0.32%

Willis North America, Inc.	7.00%	9/29/2019	42	42,857
Willis Towers Watson plc (United Kingdom)(b)	5.75%	3/15/2021	2	2,090
WR Berkley Corp.	5.375%	9/15/2020	5	5,135
Total				50,082

Leisure 0.10%

Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	15	15,834

Machinery: Industrial/Specialty 0.07%

CNH Industrial Capital LLC	4.375%	4/5/2022	3	3,048
CNH Industrial Capital LLC	4.875%	4/1/2021	2	2,048
Roper Technologies, Inc.	3.65%	9/15/2023	6	6,031
Total				11,127

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Manufacturing 1.26%

General Electric Co.	2.70%	10/9/2022		$20	$19,349
General Electric Co.	3.10%	1/9/2023		7	6,853
General Electric Co.	3.15%	9/7/2022		7	6,893
General Electric Co.	3.375%	3/11/2024		2	1,962
General Electric Co.	3.45%	5/15/2024		3	2,947
General Electric Co.	3.587%(3 Mo. LIBOR + .80%)#	4/15/2020		35	34,964
General Electric Co.	5.30%	2/11/2021		37	38,077
General Electric Co.	5.50%	1/8/2020		88	89,744
Total					200,789

Media 1.19%

Cox Communications, Inc.†	2.95%	6/30/2023		75	72,967
Cox Communications, Inc.†	3.15%	8/15/2024		15	14,638
NBCUniversal Enterprise, Inc.†	5.25%	—	(c)	100	101,670
Total					189,275

Metals & Minerals: Miscellaneous 0.68%

Glencore Finance Canada Ltd. (Canada)†(b)	4.95%	11/15/2021		67	69,216
Glencore Funding LLC†	2.875%	4/16/2020		2	1,982
Glencore Funding LLC†	4.125%	5/30/2023		3	3,013
Goldcorp, Inc. (Canada)(b)	3.625%	6/9/2021		25	25,072
Southern Copper Corp. (Peru)(b)	5.375%	4/16/2020		9	9,228
Total					108,511

Oil 1.22%

Continental Resources, Inc.	4.50%	4/15/2023		15	15,318
Continental Resources, Inc.	5.00%	9/15/2022		76	76,845
Encana Corp. (Canada)(b)	6.50%	5/15/2019		17	17,111
Motiva Enterprises LLC†	5.75%	1/15/2020		49	49,694
Nexen, Inc. (Canada)(b)	6.20%	7/30/2019		9	9,118
Phillips 66	3.246%(3 Mo. LIBOR + .60%)#	2/26/2021		2	1,999
Pioneer Natural Resources Co.	7.50%	1/15/2020		4	4,150
Woodside Finance Ltd. (Australia)†(b)	4.60%	5/10/2021		20	20,340
Total					194,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 2.60%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	$52	$53,430
Colonial Pipeline Co.†	3.50%	10/15/2020	15	15,071
Columbia Pipeline Group, Inc.	3.30%	6/1/2020	4	4,006
Enbridge Energy Partners LP	4.20%	9/15/2021	25	25,462
Enbridge Energy Partners LP	9.875%	3/1/2019	49	49,000
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	50	52,987
Florida Gas Transmission Co. LLC†	5.45%	7/15/2020	18	18,465
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	25	25,237
Northern Natural Gas Co.†	4.25%	6/1/2021	25	25,488
Sabine Pass Liquefaction LLC	5.625%	4/15/2023	100	106,530
Spectra Energy Partners LP	4.60%	6/15/2021	20	20,478
Sunoco Logistics Partners Operations LP	4.40%	4/1/2021	5	5,093
Texas Eastern Transmission LP†	4.125%	12/1/2020	10	10,122
Williams Cos., Inc. (The)	7.875%	9/1/2021	1	1,100
Total				412,469

Oil: Integrated Domestic 0.35%

National Oilwell Varco, Inc.	2.60%	12/1/2022	57	55,270

Real Estate 0.09%

Healthcare Realty Trust, Inc.	3.75%	4/15/2023	15	14,863

Real Estate Investment Trusts 0.57%

Healthcare Trust of America Holdings LP	3.70%	4/15/2023	50	49,769
Liberty Property LP	4.75%	10/1/2020	25	25,504
Senior Housing Properties Trust	3.25%	5/1/2019	15	14,978
Total				90,251

Retail 0.43%

Dollar Tree, Inc.	3.473%(3 Mo. LIBOR + .70%)#	4/17/2020	68	68,031

Telecommunications 0.41%

Vodafone Group plc (United Kingdom)(b)	3.75%	1/16/2024	59	58,847
Vodafone Group plc (United Kingdom)(b)	3.769%(3 Mo. LIBOR + .99%)#	1/16/2024	7	6,932
Total				65,779

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 0.11%

Cie de Chemin de Fer Canadien Pacifique (Canada)(b)	9.45%		8/1/2021	$15	$17,065
Total Corporate Bonds (cost $4,090,553)					4,098,629

FLOATING RATE LOAN(d) 0.02%

Investment Management Companies
RPI Finance Trust Term Loan A4 (cost $3,708)	3.993%(1 Mo. LIBOR + 1.50%)		5/4/2022	4	3,695

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.74%

Financial: Miscellaneous

Federal Home Loan Mortgage Corp. 2013-K712 B†	3.358	%#(e)	5/25/2045	17	17,012
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.154	%#(e)	4/25/2046	20	19,988
Government National Mortgage Assoc. 2014-112 A	3.00	%#(e)	1/16/2048	16	16,133
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	6	5,670
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	21	19,754
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	15	14,082
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	14	13,771
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	6	5,661
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	5	4,702
Total					116,773
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $118,773)					116,773

MUNICIPAL BOND 0.04%

Miscellaneous

Illinois (cost $6,014)	4.95%		6/1/2023	6	6,062

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 20.53%

Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	3.339%(1 Mo. LIBOR + .85	%)#	1/15/2033	9	8,680
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	100	100,158
BBCMS Trust 2015-STP A†	3.323%		9/10/2028	76	76,713

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BX Commercial Mortgage Trust 2018-BIOA A†	3.16%(1 Mo. LIBOR + .67	%)#	3/15/2037	$45	$44,652
BX Trust 2017-APPL D†	4.539%(1 Mo. LIBOR + 2.05	%)#	7/15/2034	13	13,025
BX Trust 2017-SLCT C†	3.889%(1 Mo. LIBOR + 1.40	%)#	7/15/2034	30	29,750
BX Trust 2017-SLCT D†	4.539%(1 Mo. LIBOR + 2.05	%)#	7/15/2034	13	12,750
BX Trust 2018-GW A†	3.289%(1 Mo. LIBOR + .80	%)#	5/15/2035	24	23,861
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	95	96,171
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	77	78,139
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	50	50,946
Caesars Palace Las Vegas Trust 2017-VICI D†	4.354	%#(e)	10/15/2034	10	10,160
Caesars Palace Las Vegas Trust 2017-VICI XB IO†	0.393	%#(e)	10/15/2034	1,000	14,196
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	78	80,244
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	143	143,394
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	10	9,979
Commercial Mortgage Pass-Through Certificates 2013-CR8 A4	3.334%		6/10/2046	33	33,613
Commercial Mortgage Pass-Through Certificates 2013-CR8 A5	3.612	%#(e)	6/10/2046	81	82,613
Commercial Mortgage Pass-Through Certificates 2014-LC15 A4	4.006%		4/10/2047	75	77,927
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	107	110,087
Federal Home Loan Mortgage Corp. 2012-K709 C†	3.705	%#(e)	4/25/2045	73	72,887
Great Wolf Trust 2017-WOLF D†	4.739%(1 Mo. LIBOR + 2.10	%)#	9/15/2034	30	30,053
Hilton Orlando Trust 2018-ORL A†	3.259%(1 Mo. LIBOR + .77	%)#	12/15/2034	28	27,833
HMH Trust 2017-NSS C†	3.787%		7/5/2031	28	27,421
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	100	100,006
JPMBB Commercial Mortgage Securities Trust 2014-C26 A4	3.494%		1/15/2048	75	75,985
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	28	29,166
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C14 A4	4.133	%#(e)	8/15/2046	10	10,426
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C22 A4	3.801%		9/15/2047	100	102,971

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	$66	$65,426
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	24	23,832
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.009	%#(e)	10/5/2031	24	23,919
JPMorgan Chase Commercial Mortgage Securities Trust 2017-FL11 D†	4.629%(1 Mo. LIBOR + 2.14	%)#	10/15/2032	34	33,967
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI C†	3.767%(1 Mo. LIBOR + 1.25	%)#	7/15/2034	35	34,940
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI D†	4.467%(1 Mo. LIBOR + 1.95	%)#	7/15/2034	20	20,043
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.489%(1 Mo. LIBOR + 1.00	%)#	6/15/2032	28	27,935
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	3.789%(1 Mo. LIBOR + 1.30	%)#	6/15/2032	10	9,993
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	4.089%(1 Mo. LIBOR + 1.60	%)#	6/15/2032	10	10,012
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	4.589%(1 Mo. LIBOR + 2.10	%)#	6/15/2032	14	14,047
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	3.509%(1 Mo. LIBOR + 1.02	%)#	11/15/2035	12	12,022
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	3.839%(1 Mo. LIBOR + 1.35	%)#	11/15/2035	12	12,022
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN C†	4.189%(1 Mo. LIBOR + 1.70	%)#	11/15/2035	12	12,023
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN D†	4.489%(1 Mo. LIBOR + 2.00	%)#	11/15/2035	12	12,023
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.464%(1 Mo. LIBOR + .95	%)#	7/5/2033	10	9,982
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	19	19,836
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729	%#(e)	4/20/2048	13	13,245
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	100	98,516
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A5	4.064%		2/15/2047	40	41,443
Morgan Stanley Capital Barclays Bank Trust 2016-MART A†	2.20%		9/13/2031	95	93,236

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Capital I Trust 2011-C2 A4†	4.661%		6/15/2044	$100	$102,828
Morgan Stanley Capital I Trust 2012-C4 AS	3.773%		3/15/2045	25	25,310
Motel 6 Trust 2017-MTL6 C†	3.889%(1 Mo. LIBOR + 1.40	%)#	8/15/2034	9	9,245
Motel 6 Trust 2017-MTL6 D†	4.639%(1 Mo. LIBOR + 2.15	%)#	8/15/2034	20	20,459
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	48	46,866
MSCG Trust 2016-SNR A†	3.348	%#(e)	11/15/2034	18	17,423
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	33	32,487
Shelter Growth CRE Issuer Ltd. 2018-FL1 A†	3.489%(1 Mo. LIBOR + 1.00	%)#	1/15/2035	44	43,703
SLIDE 2018-FUN A†	3.389%(1 Mo. LIBOR + .90	%)#	6/15/2031	10	9,876
SLIDE 2018-FUN B†	3.739%(1 Mo. LIBOR + 1.25	%)#	6/15/2031	10	9,886
SLIDE 2018-FUN C†	4.039%(1 Mo. LIBOR + 1.55	%)#	6/15/2031	10	9,889
Stonemont Portfolio Trust 2017-MONT D†	4.535%(1 Mo. LIBOR + 2.05	%)#	8/20/2030	20	19,565
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	25	25,346
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	50	49,614
UBS-Barclays Commercial Mortgage Trust 2013 C6 A4	3.244%		4/10/2046	82	82,445
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	20	20,060
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3	3.595%		1/10/2045	9	9,064
Wells Fargo Commercial Mortgage Trust 2014 LC16 A4	3.548%		8/15/2050	22	22,376
Wells Fargo Commercial Mortgage Trust 2015-C26 ASB	2.991%		2/15/2048	10	9,981
Wells Fargo Commercial Mortgage Trust 2017-RC1 A2	3.118%		1/15/2060	115	115,059
Wells Fargo Commercial Mortgage Trust 2018-C48 A2	4.224%		1/15/2052	25	26,061
West Town Mall Trust 2017-KNOX C†	4.346	%#(e)	7/5/2030	15	14,963
West Town Mall Trust 2017-KNOX D†	4.346	%#(e)	7/5/2030	15	14,714
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869	%#(e)	2/15/2044	38	39,368
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	10	9,931
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.756	%#(e)	6/15/2045	25	25,693
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	25	24,713
WF-RBS Commercial Mortgage Trust 2013-C18 A4	3.896%		12/15/2046	24	24,833
WF-RBS Commercial Mortgage Trust 2014-C19 A5	4.101%		3/15/2047	87	90,663
WF-RBS Commercial Mortgage Trust 2014-C22 A4	3.995%		5/15/2047	140	145,152
Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,240,831)					3,259,841

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 13.30%

U.S. Treasury Inflation Indexed Note(f)	0.625%	4/15/2023	$784	$782,987
U.S. Treasury Note	2.50%	2/29/2024	297	295,039
U.S. Treasury Note	2.50%	1/31/2021	1,001	1,000,531
U.S. Treasury Note	2.875%	10/31/2020	33	33,171
Total U.S. Treasury Obligations (cost $2,099,353)				2,111,728
Total Long-Term Investments (cost $14,806,085)				14,845,230

SHORT-TERM INVESTMENTS 5.54%

CORPORATE BONDS 0.98%

Media 0.32%

Time Warner Cable LLC	8.25%	4/1/2019	50	50,203

Metals & Minerals: Miscellaneous 0.17%

Glencore Funding LLC†	3.125%	4/29/2019	27	26,936

Oil 0.13%

Anadarko Petroleum Corp.	8.70%	3/15/2019	20	20,038

Oil: Crude Producers 0.31%

ONEOK Partners LP	8.625%	3/1/2019	50	50,000

Real Estate Investment Trusts 0.05%

Office Properties Income Trust	3.75%	8/15/2019	8	8,013
Total Corporate Bonds (cost $155,230)				155,190

REPURCHASE AGREEMENT 4.56%

Repurchase Agreement dated 2/28/2019, 1.45% due 3/1/2019 with Fixed Income Clearing Corp. collateralized by $740,000 of U.S. Treasury Note at 2.50% due 2/28/2021; value: $740,000; proceeds: $724,878 (cost $724,849)			725	724,849
Total Short-Term Investments (cost $880,079)				880,039
Total Investments in Securities 99.03% (cost $15,686,164)				15,725,269
Other Assets in Excess of Liabilities(g) 0.97%				154,204
Net Assets 100.00%				$15,879,473

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 28, 2019

IO	Interest Only.
LIBOR	London Interbank Offered Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2019.
(a)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(b)	Foreign security traded in U.S. dollars.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2019.
(e)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(f)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(g)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on credit default swaps and futures contracts as follows:

Credit Default Swaps on Indexes - Sell Protection at February 28, 2019(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)	Credit Default Swap Agreements Receivable (Payable) at Fair Value(4)
Markit CMBX. NA.AA.6	Morgan Stanley	1.50%	5/11/2063	$160,000	$162,631	$(1,283)	$3,914	$2,631
Markit CMBX. NA.A.6	Morgan Stanley	2.00%	5/11/2063	78,000	76,394	(4,093)	2,487	(1,606)
						$(5,376)	$6,401	$1,025

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities. (See Note 2(n)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization (See Note 2(n)).
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $6,401. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION CORE BOND FUND February 28, 2019

Open Futures Contracts at February 28, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2019	10	Short	$(1,148,810)	$(1,145,625)	$3,185

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2019	4	Long	$849,390	$848,781	$(609)

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$5,248,502	$—	$5,248,502
Corporate Bonds	—	4,098,629	—	4,098,629
Floating Rate Loan	—	3,695	—	3,695
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	116,773	—	116,773
Municipal Bond	—	6,062	—	6,062
Non-Agency Commercial Mortgage-Backed Securities	—	3,259,841	—	3,259,841
U.S. Treasury Obligations	—	2,111,728	—	2,111,728
Short-Term Investments
Corporate Bonds	—	155,190	—	155,190
Repurchase Agreement	—	724,849	—	724,849
Total	$—	$15,725,269	$—	$15,725,269
Other Financial Instruments
Credit Default Swap Contracts
Assets	$—	$2,631	$—	$2,631
Liabilities	—	(1,606)	—	(1,606)
Futures Contracts
Assets	3,185	—	—	3,185
Liabilities	(609)	—	—	(609)
Total	$2,576	$1,025	$—	$3,601

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.61%

ASSET-BACKED SECURITIES 26.22%

Automobiles 8.58%

ACC Trust 2018-1 A†	3.70%	12/21/2020	$18,835	$18,860,503
ACC Trust 2019-1 A†	3.75%	5/20/2022	28,830	28,929,521
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	2,999	3,006,480
AmeriCredit Automobile Receivables Trust 2016-2 C	2.87%	11/8/2021	2,478	2,475,255
AmeriCredit Automobile Receivables Trust 2016-3 A3	1.46%	5/10/2021	11,148	11,123,030
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	24,251	24,079,977
AmeriCredit Automobile Receivables Trust 2017-2 B	2.40%	5/18/2022	31,699	31,487,209
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	49,146	49,156,871
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	7,642	7,628,257
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	22,616	22,374,934
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	71,384	70,895,062
AmeriCredit Automobile Receivables Trust 2017-4 B	2.36%	12/19/2022	30,598	30,273,738
Avid Automobile Receivables Trust 2018-1 A†	2.84%	8/15/2023	7,099	7,064,052
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	30,214	30,192,159
Avis Budget Rental Car Funding AESOP LLC 2015-2A†	2.63%	12/20/2021	11,729	11,628,559
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	71,411	70,543,028
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	18,282	17,909,574
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	4,841	4,825,486
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	13,410	13,374,924
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	15,893	15,880,641
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	20,140	20,206,861
California Republic Auto Receivables Trust 2016-1 A4	2.24%	10/15/2021	5,548	5,530,042
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	18,550	18,432,387
California Republic Auto Receivables Trust 2018-1 A3	3.14%	8/15/2022	53,488	53,685,194
Capital Auto Receivables Asset Trust 2015-1 E	4.34%	9/20/2023	66,350	66,467,990
Capital Auto Receivables Asset Trust 2015-3 B	2.43%	9/21/2020	22,232	22,222,761
Capital Auto Receivables Asset Trust 2015-3 C	2.90%	12/21/2020	23,813	23,820,639
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	21,169	21,231,982
Capital Auto Receivables Asset Trust 2016-1 A4	1.98%	10/20/2020	7,213	7,199,505
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	19,417	19,399,111
Capital Auto Receivables Asset Trust 2016-2 A4	1.63%	1/20/2021	25,684	25,627,489
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	2,811	2,796,986
Capital Auto Receivables Asset Trust 2017-1 A2†	1.76%	6/22/2020	3,967	3,964,381
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	20,450	20,351,930
Capital Auto Receivables Asset Trust 2017-1 A4†	2.22%	3/21/2022	12,437	12,299,482
Capital Auto Receivables Asset Trust 2018-2 A2†	3.02%	2/22/2021	105,750	105,881,574
Capital Auto Receivables Asset Trust 2018-2 A3†	3.27%	6/20/2023	45,016	45,165,930

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

CarMax Auto Owner Trust 2015-4 D	3.00%	5/16/2022	$3,116	$3,106,860
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	23,707	23,576,099
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	21,321	20,961,643
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	16,020	15,890,027
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	18,529	18,145,828
CarMax Auto Owner Trust 2017-3 A3	1.97%	4/15/2022	115,334	114,462,098
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	37,114	36,584,465
CarMax Auto Owner Trust 2017-3 B	2.44%	2/15/2023	12,944	12,778,916
CarMax Auto Owner Trust 2017-3 C	2.72%	5/15/2023	15,857	15,590,786
CarMax Auto Owner Trust 2017-4 A3	2.11%	10/17/2022	85,078	84,177,492
Carmax Auto Owner Trust 2018-4 B	3.67%	5/15/2024	5,500	5,582,747
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	6,880	6,869,423
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	20,964	20,892,097
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	35,005	34,680,583
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	77,789	77,016,377
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	82,243	81,359,770
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	5,109	5,109,129
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	13,845	14,345,836
CPS Auto Receivables Trust 2017-C A†	1.78%	9/15/2020	1,305	1,304,639
CPS Auto Receivables Trust 2017-C B†	2.30%	7/15/2021	8,261	8,240,461
CPS Auto Receivables Trust 2017-D†	3.73%	9/15/2023	8,345	8,337,632
CPS Auto Receivables Trust 2017-D B†	2.43%	1/18/2022	5,431	5,405,323
CPS Auto Receivables Trust 2018-B A†	2.72%	9/15/2021	8,998	8,993,460
CPS Auto Receivables Trust 2018-B B†	3.23%	7/15/2022	11,465	11,474,543
CPS Auto Receivables Trust 2018-B C†	3.58%	3/15/2023	12,992	13,049,594
CPS Auto Receivables Trust 2019-A C†	3.89%	12/16/2024	3,685	3,709,719
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	1,621	1,624,254
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	32,350	32,552,780
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	3,149	3,150,742
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	41,590	41,953,039
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	7,222	7,226,848
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	63,705	64,301,546
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	37,871	37,881,453
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	21,109	21,270,562
Drive Auto Receivables Trust 2017-1 D	3.84%	3/15/2023	3,410	3,431,705
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	30,338	30,327,630
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	137,019	137,654,001
Drive Auto Receivables Trust 2017-3 C	2.80%	7/15/2022	7,310	7,307,181
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	14,904	15,068,543
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	19,865	19,878,706
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	35,827	36,002,767

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	$28,919	$28,970,808
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	68,935	69,193,961
Drive Auto Receivables Trust 2018-4 B	3.36%	10/17/2022	33,808	33,892,165
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	66,281	66,698,352
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	45,962	46,512,579
Drive Auto Receivables Trust 2018-5 C	3.99%	1/15/2025	46,539	47,321,591
Exeter Automobile Receivables Trust 2014-3A D†	5.69%	4/15/2021	8,720	8,765,567
Exeter Automobile Receivables Trust 2017-3A A†	2.05%	12/15/2021	15,406	15,352,283
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	37,187	37,020,908
First Investors Auto Owner Trust 2017-1A A1†	1.69%	4/15/2021	973	973,047
First Investors Auto Owner Trust 2017-3A A1†	2.00%	3/15/2022	12,010	11,978,674
First Investors Auto Owner Trust 2018-1A B†	3.51%	5/15/2023	8,540	8,591,741
First Investors Auto Owner Trust 2018-2A C†	4.03%	1/15/2025	8,643	8,793,831
First Investors Auto Owner Trust 2018-2A D†	4.28%	1/15/2025	5,505	5,615,413
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	54	53,768
Flagship Credit Auto Trust 2016-2 A2†	3.05%	8/16/2021	17,646	17,642,875
Flagship Credit Auto Trust 2016-4 A2†	1.96%	2/16/2021	803	802,621
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	17,435	17,359,339
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	24,950	24,772,683
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	27,606	27,452,178
Flagship Credit Auto Trust 2019-1 A†	3.11%	8/15/2023	57,491	57,623,821
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	38,244	37,280,637
Ford Credit Auto Owner Trust 2017-2 B†	2.60%	3/15/2029	8,257	8,040,279
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	78,661	79,253,632
Ford Credit Auto Owner Trust/Ford Credit 2014-1 A†	2.26%	11/15/2025	5,502	5,497,139
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	13,645	13,709,284
Honda Auto Receivables Owner Trust 2019-1 A3	2.83%	3/20/2023	57,166	57,211,373
Honda Auto Receivables Owner Trust 2019-1 A4	2.90%	6/18/2024	11,166	11,172,519
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%	10/15/2020	11,991	11,954,693
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%	1/15/2021	17,632	17,544,178
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	41,595	41,745,897
Santander Drive Auto Receivables Trust 2015-1 D	3.24%	4/15/2021	5,634	5,641,285
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	5,936	5,936,724
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	8,892	8,894,061
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	28,059	28,144,473
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	18,954	19,136,265
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	7,588	7,580,667
Santander Drive Auto Receivables Trust 2017-1 D	3.17%	4/17/2023	9,536	9,508,681
Santander Drive Auto Receivables Trust 2017-2 B	2.21%	10/15/2021	35,667	35,629,591

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2017-2 C	2.79%	8/15/2022	$59,001	$58,887,417
Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	68,158	68,109,540
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	15,068	15,022,055
Santander Drive Auto Receivables Trust 2018-1 C	2.96%	3/15/2024	37,842	37,702,208
Santander Drive Auto Receivables Trust 2018-3 A3	3.03%	2/15/2022	35,478	35,519,935
Santander Drive Auto Receivables Trust 2018-3 B	3.29%	10/17/2022	45,961	46,058,474
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	30,572	30,725,276
Santander Drive Auto Receivables Trust 2018-5 B	3.52%	12/15/2022	47,601	48,005,390
Santander Drive Auto Receivables Trust 2018-5 C	3.81%	12/16/2024	44,093	44,601,617
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%	11/16/2020	1,935	1,933,775
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	4,862	4,862,325
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%	9/15/2021	10,457	10,451,798
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%	12/15/2021	6,591	6,607,477
TCF Auto Receivables Owner Trust 2016-1A A4†	2.03%	2/15/2022	52,575	52,272,715
TCF Auto Receivables Owner Trust 2016-1A C†	2.51%	9/15/2022	5,943	5,831,384
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	25,403	25,199,968
Toyota Auto Receivables Owner Trust 2016-A A3	1.25%	3/16/2020	3,601	3,596,391
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%	10/15/2020	13,759	13,689,697
Westlake Automobile Receivables Trust 2016-2A C†	2.83%	5/17/2021	3,164	3,164,247
Westlake Automobile Receivables Trust 2017-1A B†	2.30%	10/17/2022	6,038	6,035,974
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%	7/15/2020	10,274	10,266,295
Westlake Automobile Receivables Trust 2017-2A B†	2.25%	12/15/2020	52,524	52,372,673
Westlake Automobile Receivables Trust 2018-2A C†	3.50%	1/16/2024	5,149	5,167,854
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%	1/18/2022	95,211	95,333,479
Westlake Automobile Receivables Trust 2019-1 2019-1A B†	3.26%	10/17/2022	21,268	21,283,464
World Omni Auto Receivables Trust 2017-A A3	1.93%	9/15/2022	26,002	25,835,693
World Omni Auto Receivables Trust 2018-D A4	3.44%	12/16/2024	22,044	22,354,163
World Omni Select Auto Trust 2018-1A B†	3.68%	7/15/2023	9,264	9,382,315
World Omni Select Auto Trust 2018-1A D†	4.13%	1/15/2025	33,345	33,907,377
Total				3,790,721,367

Credit Cards 7.72%

American Express Credit Account Master Trust 2017-6 A	2.04%	5/15/2023	120,724	119,482,945
American Express Credit Account Master Trust 2017-7 A	2.35%	5/15/2025	93,148	91,673,160
American Express Credit Account Master Trust 2019-1 A	2.87%	10/15/2024	95,902	96,198,999
American Express Credit Account Master Trust 2019-1 B	3.07%	10/15/2024	32,359	32,391,430
BA Credit Card Trust 2017-A2	1.84%	1/17/2023	130,482	128,871,656
Barclays Dryrock Issuance Trust 2016-1 A	1.52%	5/16/2022	35,395	35,247,226
Barclays Dryrock Issuance Trust 2017-1 A	2.819%(1 Mo. LIBOR + .33%)#	3/15/2023	101,590	101,703,679

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Barclays Dryrock Issuance Trust 2017-2 A	2.789%(1 Mo. LIBOR + .30%)#	5/15/2023	$168,102	$168,316,565
Barclays Dryrock Issuance Trust 2018-1 A	2.819%(1 Mo. LIBOR + .33%)#	7/15/2024	25,054	25,003,975
Capital One Multi-Asset Execution Trust 2016-A4	1.33%	6/15/2022	21,658	21,533,148
Capital One Multi-Asset Execution Trust 2017-A4	1.99%	7/17/2023	178,623	176,684,369
Capital One Multi-Asset Execution Trust 2017-A6	2.29%	7/15/2025	98,364	96,576,775
Capital One Multi-Asset Execution Trust 2019-A1	2.84%	12/16/2024	67,973	68,046,343
Chase Issuance Trust 2016-A2 A	1.37%	6/15/2021	10,161	10,123,927
Chase Issuance Trust 2018-A1	2.689%(1 Mo. LIBOR + .20%)#	4/17/2023	148,171	148,151,412
Citibank Credit Card Issuance Trust 2017-A8	1.86%	8/8/2022	134,319	132,702,001
Discover Card Execution Note Trust 2015-A2 A	1.90%	10/17/2022	9,583	9,497,623
Discover Card Execution Note Trust 2017-A6	1.88%	2/15/2023	125,489	124,123,228
Discover Card Execution Note Trust 2018-A2	2.819%(1 Mo. LIBOR + .33%)#	8/15/2025	5,100	5,083,591
Discover Card Execution Note Trust 2019-A1	3.04%	7/15/2024	71,981	72,478,547
First National Master Note Trust 2017-2 A	2.929%(1 Mo. LIBOR + .44%)#	10/16/2023	123,149	122,982,071
Golden Credit Card Trust 2018-1A A†	2.62%	1/15/2023	114,501	113,953,113
Golden Credit Card Trust 2018-4A A†	3.44%	10/15/2025	88,393	89,353,328
Master Credit Card Trust 2019-1A B†	3.57%	7/21/2022	7,742	7,758,801
Master Credit Card Trust II Series 2018-1A A†	2.972%(1 Mo. LIBOR + .49%)#	7/21/2024	149,590	149,514,906
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%	3/15/2023	18,713	18,625,358
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%	3/15/2023	9,594	9,545,203
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%	3/15/2022	19,252	19,251,032
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%	5/15/2024	134,727	132,805,496
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%	5/15/2024	42,808	42,339,496
Synchrony Credit Card Master Note Trust 2017-1 A	1.93%	6/15/2023	66,569	65,864,334
Synchrony Credit Card Master Note Trust 2017-1 B	2.19%	6/15/2023	33,423	33,081,340
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%	10/15/2025	95,747	94,710,902
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%	10/15/2025	36,807	36,121,297
Synchrony Credit Card Master Note Trust 2018-2 A	3.47%	5/15/2026	16,250	16,538,881
World Financial Network Credit Card Master Trust 2012-A	3.14%	1/17/2023	12,912	12,914,709
World Financial Network Credit Card Master Trust 2012-D A	2.15%	4/17/2023	7,680	7,667,009
World Financial Network Credit Card Master Trust 2015-B A	2.55%	6/17/2024	37,818	37,601,341
World Financial Network Credit Card Master Trust 2016-A	2.03%	4/15/2025	193,189	188,792,907
World Financial Network Credit Card Master Trust 2016-C M	1.98%	8/15/2023	7,444	7,391,823
World Financial Network Credit Card Master Trust 2017-A	2.12%	3/15/2024	110,156	109,084,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

World Financial Network Credit Card Master Trust 2017-B A	1.98%		6/15/2023	$101,152	$100,889,247
World Financial Network Credit Card Master Trust 2017-C A	2.31%		8/15/2024	49,120	48,655,389
World Financial Network Credit Card Master Trust 2018-C A	3.55%		8/15/2025	117,526	118,911,796
World Financial Network Credit Card Master Trust 2018-C M	3.95%		8/15/2025	19,966	20,252,426
World Financial Network Credit Card Master Trust 2019-A	3.14%		12/15/2025	114,084	114,462,759
World Financial Network Credit Card Master Trust 2019-A M	3.61%		12/15/2025	29,519	29,517,368	(a)
Total					3,412,477,091

Home Equity 0.00%

Meritage Mortgage Loan Trust 2004-2 M3	3.465%(1 Mo. LIBOR + .98	%)#	1/25/2035	1,357	1,330,302

Other 9.92%

Access Point Funding I LLC 2017-A†	3.06%		4/15/2029	10,108	10,071,167
Allegro CLO IV Ltd. 2016-1A†	4.187%(3 Mo. LIBOR + 1.40	%)#	1/15/2029	21,328	21,400,709
Ally Master Owner Trust 2018-2 A	3.29%		5/15/2023	1,893	1,909,399
Ammc CLO 19 Ltd. 2016-19A A†	4.287%(3 Mo. LIBOR + 1.50	%)#	10/15/2028	22,450	22,463,335
Anchorage Capital CLO 3-R Ltd. 2014-3RA A†	3.815%(3 Mo. LIBOR + 1.05	%)#	1/28/2031	34,008	33,744,407
Anchorage Capital CLO 4-R Ltd. 2014-4RA A†	3.815%(3 Mo. LIBOR + 1.05	%)#	1/28/2031	42,636	42,304,706
Arbor Realty Collateralized Loan Obligation Ltd. 2017-FL3 A†	3.479%(1 Mo. LIBOR + .99	%)#	12/15/2027	47,836	47,659,887
Arbor Realty Commercial Real Estate Notes Ltd. 2017-FL1 A†	3.789%(1 Mo. LIBOR + 1.30	%)#	4/15/2027	18,057	18,078,948
Arbor Realty Commercial Real Estate Notes Ltd. 2017-FL2 A†	3.479%(1 Mo. LIBOR + .99	%)#	8/15/2027	18,704	18,635,096
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	3.639%(1 Mo. LIBOR + 1.15	%)#	6/15/2028	35,293	35,188,561
Ares XXXIII CLO Ltd. 2015-1A A1R†	4.101%(3 Mo. LIBOR + 1.35	%)#	12/5/2025	48,800	48,815,426
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%		5/10/2022	10,665	10,631,982
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021	14,426	14,347,501

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Ascentium Equipment Receivables Trust 2017-2A A2†	2.00%	5/11/2020	$8,950	$8,923,976
Avery Point V CLO Ltd. 2014-5A AR†	3.753%(3 Mo. LIBOR + .98%)#	7/17/2026	40,605	40,538,167
Avery Point VII CLO Ltd. 2015-7A A1†	4.287%(3 Mo. LIBOR + 1.50%)#	1/15/2028	23,500	23,516,704
AXIS Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%	7/20/2022	42,483	42,808,156
B2R Mortgage Trust 2015-2 A†	3.336%	11/15/2048	15,031	14,981,168
Bain Capital Credit CLO 2016-2A A†	4.207%(3 Mo. LIBOR + 1.42%)#	1/15/2029	4,500	4,503,572
BDS Ltd. 2019-FL3 A†	3.889%(1 Mo. LIBOR + 1.40%)#	12/15/2035	37,956	38,088,626
Benefit Street Partners CLO IV Ltd. 2014-IVA A1R†	4.251%(3 Mo. LIBOR + 1.49%)#	1/20/2029	19,349	19,360,677
BlueMountain CLO Ltd. 2012-2A AR2†	3.694%(3 Mo. LIBOR + 1.05%)#	11/20/2028	62,910	62,669,552
BlueMountain CLO Ltd. 2013-1A A1R†	4.161%(3 Mo. LIBOR + 1.40%)#	1/20/2029	59,980	60,034,738
Bowman Park CLO Ltd. 2014-1A AR†	3.831%(3 Mo. LIBOR + 1.18%)#	11/23/2025	55,180	55,201,091
Carlyle Global Market Strategies CLO Ltd. 2013-2A AR†	3.67%(3 Mo. LIBOR + .89%)#	1/18/2029	34,850	34,524,323
Cent CLO Ltd. 2013-19A A1A†	4.082%(3 Mo. LIBOR + 1.33%)#	10/29/2025	14,899	14,909,228
CIFC Funding Ltd. 2016-1A A†	4.241%(3 Mo. LIBOR + 1.48%)#	10/21/2028	6,192	6,196,745
CNH Equipment Trust 2015-B A4	1.89%	4/15/2022	24,400	24,377,013
CNH Equipment Trust 2015-C A3	1.66%	11/16/2020	6,322	6,310,036
Colombia Cent CLO Ltd. 2018-27A A2A†	4.09%(3 Mo. LIBOR + 1.60%)#	10/25/2028	7,358	7,283,617
Conn’s Receivables Funding LLC 2018-A†	3.25%	1/15/2023	9,903	9,917,350
CoreVest American Finance Trust 2018-1 A†	3.804%	6/15/2051	43,647	43,772,239
Dell Equipment Finance Trust 2017-1 A3†	2.14%	4/22/2022	6,798	6,785,895
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028	10,964	10,971,144
Diamond Resorts Owner Trust 2016-1 A†	3.08%	11/20/2028	4,499	4,484,109
Diamond Resorts Owner Trust 2018-1 A†	3.70%	1/21/2031	60,196	60,774,273
Diamond Resorts Owner Trust 2018-1 B†	4.19%	1/21/2031	35,968	36,114,460
DLL LLC 2018-1 A2†	2.81%	11/17/2020	11,830	11,835,315
DLL LLC 2018-1 A3†	3.10%	4/18/2022	107,668	107,879,072
DLL LLC 2018-1 A4†	3.27%	4/17/2026	64,285	64,789,894
DLL Securitization Trust 2017-A A2†	1.89%	7/15/2020	14,274	14,244,191

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

DLL Securitization Trust 2017-A A3†	2.14%		12/15/2021	$32,893	$32,617,314
DLL Securitization Trust 2017-A A4†	2.43%		11/17/2025	32,826	32,464,113
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	3,068	3,052,721
Dryden 30 Senior Loan Fund 2013-30A AR†	3.504%(3 Mo. LIBOR + .82	%)#	11/15/2028	94,976	93,994,907
Dryden XXV Senior Loan Fund 2012-25A BRR†	4.137%(3 Mo. LIBOR + 1.35	%)#	10/15/2027	36,320	35,753,041
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	12,558	12,510,073
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%		9/15/2022	74,609	73,810,050
FREED ABS TRUST 2018-2 A†	3.99%		10/20/2025	75,515	75,701,681
GPMT Ltd. 2019-FL2 A†	3.80%(1 Mo. LIBOR + 1.30	%)#	2/22/2036	37,750	37,868,112
Great American Auto Leasing, Inc. 2019-1 A4†	3.21%		2/18/2025	17,040	17,096,089
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A A†	4.039%(1 Mo. LIBOR + 1.55	%)#	3/15/2027	51,810	51,945,918
Greystone Commercial Real Estate Notes Ltd. 2017-FL1A B†	5.239%(1 Mo. LIBOR + 2.75	%)#	3/15/2027	5,711	5,675,549
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 A†	4.039%(1 Mo. LIBOR + 1.55	%)#	9/15/2028	72,464	72,637,689
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 AS†	4.639%(1 Mo. LIBOR + 2.15	%)#	9/15/2028	22,123	22,177,219
Halcyon Loan Advisors Funding Ltd. 2015-2A AR†	3.851%(3 Mo. LIBOR + 1.08	%)#	7/25/2027	28,893	28,730,991
Halcyon Loan Advisors Funding Ltd. 2015-2A BR†	4.421%(3 Mo. LIBOR + 1.65	%)#	7/25/2027	17,477	17,403,144
Hyundai Floorplan Master Owner Trust 2016-1A A1†	3.389%(1 Mo. LIBOR + .90	%)#	3/15/2021	14,807	14,809,884
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%		3/15/2021	17,194	17,189,689
Jamestown CLO VII Ltd. 2015-7A A1R†	3.601%(3 Mo. LIBOR + .83	%)#	7/25/2027	44,247	43,811,207
Jamestown CLO VII Ltd. 2015-7A A2R†	4.071%(3 Mo. LIBOR + 1.30	%)#	7/25/2027	35,299	34,665,676
JFIN CLO Ltd. 2014-1A B1R†	4.211%(3 Mo. LIBOR + 1.45	%)#	4/21/2025	9,750	9,724,881
KREF Ltd. 2018-FL1 A†	3.589%(1 Mo. LIBOR + 1.10	%)#	6/15/2036	13,341	13,356,315
M360 LLC 2018-CRE1 A†	4.395%		7/24/2028	54,900	55,119,468
Madison Park Funding XXI Ltd. 2016-21A A1†	4.301%(3 Mo. LIBOR + 1.53	%)#	7/25/2029	22,700	22,855,795
Magnetite VII Ltd. 2012-7A A1R2†	3.587%(3 Mo. LIBOR + .80	%)#	1/15/2028	103,715	102,352,195
Magnetite XI Ltd. 2014-11A A1R†	3.90%(3 Mo. LIBOR + 1.12	%)#	1/18/2027	47,816	47,828,112

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Magnetite XVIII Ltd. 2016-18A AR†	3.764%(3 Mo. LIBOR + 1.08	%)#	11/15/2028	$44,643	$44,607,513
Mercedes-Benz Master Owner Trust 2016-BA A†	3.189%(1 Mo. LIBOR + .70	%)#	5/17/2021	27,100	27,126,580
Mountain Hawk III CLO Ltd. 2014-3A AR†	3.98%(3 Mo. LIBOR + 1.20	%)#	4/18/2025	51,999	52,024,840
Mountain View CLO X Ltd. 2015-10A AR†	3.617%(3 Mo. LIBOR + .82	%)#	10/13/2027	61,231	60,829,074
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	8,444	8,229,600
Navient Private Education Refi Loan Trust 2019-A A1†	3.03%		1/15/2043	81,002	81,096,238
Navient Student Loan Trust 2016-5A A†	3.74%(1 Mo. LIBOR + 1.25	%)#	6/25/2065	24,771	25,154,060
Navient Student Loan Trust 2017-2A A†	3.54%(1 Mo. LIBOR + 1.05	%)#	12/27/2066	31,164	31,358,865
Navient Student Loan Trust 2018-1A A1†	2.68%(1 Mo. LIBOR + .19	%)#	3/25/2067	3,551	3,549,551
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%		4/15/2021	56,589	56,585,565
NextGear Floorplan Master Owner Trust 2016-2A A2†	2.19%		9/15/2021	34,216	34,081,080
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%		4/18/2022	70,279	69,906,992
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%		10/16/2023	48,361	48,806,144
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/16/2023	19,277	19,468,694
Nissan Master Owner Trust Receivables 2016-A A2	1.54%		6/15/2021	26,669	26,575,824
NorthStar Real Estate CDO VIII Ltd. 2006-8A A2†	2.88%(1 Mo. LIBOR + .36	%)#	2/1/2041	4,010	3,950,289
Oaktree CLO Ltd. 2015-1A A1R†	3.631%(3 Mo. LIBOR + .87	%)#	10/20/2027	29,033	28,774,002
OCP CLO Ltd. 2015-10A A2AR†	4.065%(3 Mo. LIBOR + 1.30	%)#	10/26/2027	24,351	23,854,761
OCP CLO Ltd. 2015-9A A2R†	4.137%(3 Mo. LIBOR + 1.35	%)#	7/15/2027	25,719	25,268,200
OCP CLO Ltd. 2016-12A A1R†	3.90%(3 Mo. LIBOR + 1.12	%)#	10/18/2028	38,344	38,256,948
OCP CLO Ltd. 2016-12A A2R†	4.38%(3 Mo. LIBOR + 1.60	%)#	10/18/2028	28,451	28,230,656
OHA Loan Funding Ltd. 2015-1A AR†	4.094%(3 Mo. LIBOR + 1.41	%)#	8/15/2029	25,156	25,171,712
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	8,327	8,340,178
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	32,280	32,415,757
OneMain Financial Issuance Trust 2016-2A A†	4.10%		3/20/2028	779	782,046
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	2,851	2,880,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

OneMain Financial Issuance Trust 2019-1A A†	3.48%		2/14/2031	$83,586	$83,993,582
OneMain Financial Issuance Trust 2019-1A B†	3.79%		2/14/2031	18,443	18,493,814
Orec Ltd. 2018-CRE1 A†	3.669%(1 Mo. LIBOR + 1.18	%)#	6/15/2036	84,853	84,514,471
OZLM VIII Ltd. 2014-8A A1RR†	3.625%(3 Mo. LIBOR + 1.17	%)#	10/17/2029	19,539	19,479,369
Palmer Square Loan Funding Ltd. 2018-1A A1†	3.387%(3 Mo. LIBOR + .60	%)#	4/15/2026	76,673	76,172,373
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.837%(3 Mo. LIBOR + 1.05	%)#	4/15/2026	29,189	28,375,832
Palmer Square Loan Funding Ltd. 2018-5A A1†	3.32%(3 Mo. LIBOR + .85	%)#	1/20/2027	77,054	76,822,838
Palmer Square Loan Funding Ltd. 2018-5A A2†	3.87%(3 Mo. LIBOR + 1.40	%)#	1/20/2027	18,310	18,023,192
Parallel Ltd. 2015-1A AR†	3.611%(3 Mo. LIBOR + .85	%)#	7/20/2027	73,833	73,123,561
PFS Financing Corp. 2016-BA A†	1.87%		10/15/2021	19,317	19,201,170
PFS Financing Corp. 2018-A A†	2.889%(1 Mo. LIBOR + .40	%)#	2/15/2022	20,037	20,017,961
PFS Financing Corp. 2018-B A†	2.89%		2/15/2023	80,262	79,819,074
PHEAA Student Loan Trust 2016-1A A†	3.64%(1 Mo. LIBOR + 1.15	%)#	9/25/2065	22,579	22,949,285
Ready Capital Mortgage Financing LLC 2018-FL2 A†	3.34%(1 Mo. LIBOR + .85	%)#	6/25/2035	43,617	43,174,278
Recette CLO Ltd. 2015-1A AR†	3.681%(3 Mo. LIBOR + .92	%)#	10/20/2027	8,750	8,712,255
Regatta VI Funding Ltd. 2016-1A AR†	3.841%(3 Mo. LIBOR + 1.08	%)#	7/20/2028	37,010	36,767,399
Riserva Clo Ltd. 2016-3A A†	4.24%(3 Mo. LIBOR + 1.46	%)#	10/18/2028	14,754	14,769,483
Salem Fields CLO Ltd. 2016-2A A1R†	3.921%(3 Mo. LIBOR + 1.15	%)#	10/25/2028	5,450	5,432,685
Salem Fields CLO Ltd. 2016-2A A2R†	4.471%(3 Mo. LIBOR + 1.70	%)#	10/25/2028	30,313	30,161,550
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	21,660	21,660,158
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	79,945	80,193,515
Seneca Park CLO Ltd. 2014-1A AR†	3.893%(3 Mo. LIBOR + 1.12	%)#	7/17/2026	18,866	18,870,336
SLC Student Loan Trust 2008-1 A4A	4.388%(3 Mo. LIBOR + 1.60	%)#	12/15/2032	29,219	29,918,663
SLM Private Education Loan Trust 2010-A 2A†	5.739%(1 Mo. LIBOR + 3.25	%)#	5/16/2044	8,062	8,156,568

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

SLM Student Loan Trust 2011-1 A1	3.01%(1 Mo. LIBOR + .52	%)#	3/25/2026		$3,494	$3,497,967
SoFi Consumer Loan Program LLC 2016-2A A†	3.09%		10/27/2025		2,452	2,450,506
SoFi Professional Loan Program 2017-D A1FX†	1.72%		9/25/2040		16,841	16,751,941
SoFi Professional Loan Program LLC 2017-C A2A†	1.75%		7/25/2040		10,821	10,756,632
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%		11/26/2040		50,094	49,575,404
SoFi Professional Loan Program LLC 2017-F A1FX†	2.05%		1/25/2041		20,228	20,084,837
SoFi Professional Loan Program LLC 2018-A A2A†	2.39%		2/25/2042		37,576	37,310,604
Sound Point CLO IX Ltd. 2015-2A AR†	3.641%(3 Mo. LIBOR + .88	%)#	7/20/2027		13,272	13,194,992
Sound Point CLO XI Ltd. 2016-1A AR†	3.861%(3 Mo. LIBOR + 1.10	%)#	7/20/2028		43,040	42,876,375
Sound Point CLO XII Ltd. 2016-2A BR†(b)	4.347%(3 Mo. LIBOR + 1.80	%)#	10/20/2028		13,099	13,099,000	(a)
Springleaf Funding Trust 2015-AA A†	3.16%		11/15/2024		1,265	1,265,268
TCI-Flatiron CLO Ltd. 2016-1 A†	4.323%(3 Mo. LIBOR + 1.55	%)#	7/17/2028		2,790	2,790,511
TCI-Symphony CLO Ltd. 2016-1A A†	4.277%(3 Mo. LIBOR + 1.48	%)#	10/13/2029		13,100	13,132,996
Thacher Park CLO Ltd. 2014-1A AR†	3.921%(3 Mo. LIBOR + 1.16	%)#	10/20/2026		62,076	62,093,726
Towd Point Asset Trust 2018-SL1 A†	3.11%(1 Mo. LIBOR + .60	%)#	1/25/2046		69,892	69,168,402
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	3.619%(1 Mo. LIBOR + 1.13	%)#	11/15/2037		76,177	76,192,743
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	3.135%(1 Mo. LIBOR + .65	%)#	1/20/2022		14,610	14,655,801
Westgate Resorts LLC 2016-1A A†	3.50%		12/20/2028		19,255	19,245,747
WhiteHorse VIII Ltd. 2014-1A BR†	4.186%(3 Mo. LIBOR + 1.45	%)#	5/1/2026		55,578	55,360,368
Total						4,385,830,909
Total Asset-Backed Securities (cost $11,621,658,087)						11,590,359,669

				Shares (000)
COMMON STOCKS 0.03%

Electric: Power 0.00%

Eneva SA*(c)				BRL	52	219,903

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Shares (000)		Fair Value
Oil 0.03%

Chaparral Energy, Inc. Class A*				1,906	$10,292,492
Dommo Energia SA*(c)			BRL	5,487	1,105,087
Templar Energy LLC Class A Units				178	100,015
Total					11,497,594
Total Common Stocks (cost $58,789,843)					11,717,497

			Principal Amount (000)
CONVERTIBLE BONDS 0.09%

Electric: Power 0.01%

Clearway Energy, Inc.†	3.25%	6/1/2020		$5,980	5,810,575

Energy Equipment & Services 0.01%

Tesla Energy Operations, Inc.	1.625%	11/1/2019		6,257	5,956,714

Real Estate Investment Trusts 0.07%

VEREIT, Inc.	3.75%	12/15/2020		29,318	29,076,273
Total Convertible Bonds (cost $41,455,787)					40,843,562

CORPORATE BONDS 37.11%

Aerospace/Defense 0.50%

Bombardier, Inc. (Canada)†(d)	6.00%	10/15/2022		21,499	21,713,990
Bombardier, Inc. (Canada)†(d)	6.125%	1/15/2023		70,815	71,523,150
Bombardier, Inc. (Canada)†(d)	8.75%	12/1/2021		47,464	52,388,390
Embraer Overseas Ltd.†	5.696%	9/16/2023		22,520	24,237,375
L3 Technologies, Inc.	4.95%	2/15/2021		3,507	3,600,901
TransDigm, Inc.	6.00%	7/15/2022		1,780	1,817,380
Triumph Group, Inc.	4.875%	4/1/2021		10,830	10,721,700
United Technologies Corp.	3.65%	8/16/2023		34,110	34,617,502
Total					220,620,388

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Air Transportation 0.20%

Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(d)	3.875%	9/15/2024	$10,104	$9,951,430
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(d)	5.00%	6/15/2025	5,781	5,882,881
American Airlines 2011-1 Class A Pass-Through Trust	5.25%	7/31/2022	4,796	4,910,601
American Airlines 2013-1 Class B Pass-Through Trust†	5.625%	7/15/2022	8,842	8,993,099
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	1/15/2022	20,523	20,804,287
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	17,595	17,596,578
Continental Airlines 2012-1 Class B Pass-Through Trust	6.25%	10/11/2021	3,271	3,329,021
UAL 2007-1 Pass Through Trust	7.336%	1/2/2021	3,029	3,081,508
United Airlines 2014-1 Class B Pass-Through Trust	4.75%	10/11/2023	6,355	6,420,534
US Airways 2012-2 Class B Pass-Through Trust	6.75%	12/3/2022	7,807	8,172,266
Total				89,142,205

Auto Parts: Original Equipment 0.23%

American Axle & Manufacturing, Inc.	6.625%	10/15/2022	13,950	14,316,187
IHO Verwaltungs GmbH 5.50% PIK (Denmark)†(d)	4.75%	9/15/2026	16,763	15,584,561
Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	18,774	18,922,079
Schaeffler Finance BV (Netherlands)†(d)	4.75%	5/15/2023	8,013	8,053,065
Titan International, Inc.	6.50%	11/30/2023	14,031	13,154,063
ZF North America Capital, Inc.†	4.00%	4/29/2020	29,345	29,425,073
Total				99,455,028

Automotive 2.10%

American Honda Finance Corp.	1.65%	7/12/2021	9,669	9,382,100
American Honda Finance Corp.	1.70%	9/9/2021	3,056	2,959,881
Daimler Finance North America LLC†	2.875%	3/10/2021	17,892	17,727,348
Daimler Finance North America LLC†	3.75%	11/5/2021	39,267	39,604,419
Deck Chassis Acquisition, Inc.†	10.00%	6/15/2023	16,765	16,220,137
Fiat Chrysler Automobiles NV (United Kingdom)(d)	5.25%	4/15/2023	7,400	7,536,900
Ford Motor Credit Co. LLC	2.979%	8/3/2022	22,750	21,446,686
Ford Motor Credit Co. LLC	3.096%	5/4/2023	8,935	8,222,916
Ford Motor Credit Co. LLC	3.219%	1/9/2022	6,933	6,659,869
Ford Motor Credit Co. LLC	3.339%	3/28/2022	99,594	95,609,068
Ford Motor Credit Co. LLC	3.754%(3 Mo. LIBOR + .93%)#	9/24/2020	33,052	32,711,657
Ford Motor Credit Co. LLC	4.14%	2/15/2023	11,200	10,841,098
Ford Motor Credit Co. LLC	5.875%	8/2/2021	46,167	47,740,093
Ford Motor Credit Co. LLC	8.125%	1/15/2020	116,473	120,999,536
General Motors Co.	4.875%	10/2/2023	40,849	42,187,002

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

General Motors Financial Co., Inc.	3.15%		6/30/2022	$57,254	$56,167,465
General Motors Financial Co., Inc.	3.20%		7/6/2021	23,156	22,918,825
General Motors Financial Co., Inc.	4.20%		3/1/2021	56,815	57,488,909
General Motors Financial Co., Inc.	4.375%		9/25/2021	40,044	40,725,969
General Motors Financial Co., Inc.	5.10%		1/17/2024	44,931	46,037,058
Hyundai Capital America†	1.75%		9/27/2019	32,216	31,958,126
Hyundai Capital America†	2.00%		7/1/2019	3,760	3,748,737
Hyundai Capital America†	2.50%		3/18/2019	15,873	15,872,206
Hyundai Capital America†	3.25%		9/20/2022	23,225	22,780,975
Hyundai Capital America†	3.45%		3/12/2021	8,901	8,863,803
Hyundai Capital Services, Inc. (South Korea)†(d)	3.00%		8/29/2022	47,447	46,236,911
Volkswagen Group of America Finance LLC†	3.875%		11/13/2020	43,791	44,281,576
Volkswagen Group of America Finance LLC†	4.00%		11/12/2021	51,664	52,359,483
Total					929,288,753

Banks: Regional 6.51%

ABN AMRO Bank NV (Netherlands)(d)	6.25%		4/27/2022	64,981	69,518,688
Akbank T.A.S. (Turkey)†(d)	5.00%		10/24/2022	20,000	19,152,160
ASB Bank Ltd. (New Zealand)†(d)	3.75%		6/14/2023	31,956	32,178,538
Associated Banc-Corp.	2.75%		11/15/2019	14,409	14,356,139
Associated Bank NA	3.50%		8/13/2021	27,007	27,155,082
Banco Bilbao Vizcaya Argentaria SA (Spain)(d)	3.00%		10/20/2020	3,903	3,898,981
Banco de Credito del Peru (Panama)†(d)	2.25%		10/25/2019	4,200	4,183,200
Banco Santander SA (Spain)(d)	3.848%		4/12/2023	22,600	22,465,861
Bank of America Corp.	2.328	%#(e)	10/1/2021	44,078	43,648,632
Bank of America Corp.	3.004	%#(e)	12/20/2023	121,834	120,331,130
Bank of America Corp.	5.49%		3/15/2019	73,252	73,312,209
Bank of Montreal (Canada)(d)	3.30%		2/5/2024	44,443	44,294,111
Barclays Bank plc (United Kingdom)†(d)	10.179%		6/12/2021	75,329	85,147,562
CIT Group, Inc.	4.125%		3/9/2021	18,321	18,566,868
CIT Group, Inc.	4.75%		2/16/2024	23,394	23,891,122
CIT Group, Inc.	5.00%		8/15/2022	3,109	3,217,815
Citigroup, Inc.	2.876%(3 Mo. LIBOR + .95	%)#	7/24/2023	46,599	45,921,728
Citigroup, Inc.	2.90%		12/8/2021	19,680	19,588,230
Citigroup, Inc.	3.455%(3 Mo. LIBOR + .69	%)#	10/27/2022	70,181	70,027,979
Citigroup, Inc.	4.05%		7/30/2022	30,148	30,752,747
Citigroup, Inc.	8.50%		5/22/2019	20,811	21,064,663

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Citizens Bank NA/Providence RI	3.25%		2/14/2022	$17,969	$17,983,643
Citizens Financial Group, Inc.†	4.15%		9/28/2022	4,253	4,278,552
Credit Suisse AG (Switzerland)†(d)	6.50%		8/8/2023	37,858	40,553,035
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)(d)	3.125%		12/10/2020	44,266	44,188,494
Danske Bank A/S (Denmark)†(d)	2.00%		9/8/2021	11,268	10,800,393
Danske Bank A/S (Denmark)†(d)	2.75%		9/17/2020	23,823	23,495,556
Danske Bank A/S (Denmark)†(d)	2.80%		3/10/2021	46,583	45,773,283
Danske Bank A/S (Denmark)†(d)	5.00%		1/12/2022	30,222	30,858,272
Discover Bank	3.35%		2/6/2023	26,689	26,382,410
Discover Bank	7.00%		4/15/2020	56,305	58,489,613
Discover Bank	8.70%		11/18/2019	24,607	25,510,245
Goldman Sachs Group, Inc. (The)	2.876	%#(e)	10/31/2022	69,717	68,714,133
Goldman Sachs Group, Inc. (The)	2.908%(3 Mo. LIBOR + 1.05	%)#	6/5/2023	51,426	50,492,513
Goldman Sachs Group, Inc. (The)	3.875%(3 Mo. LIBOR + 1.11	%)#	4/26/2022	57,938	58,291,926
Goldman Sachs Group, Inc. (The)	5.25%		7/27/2021	28,945	30,300,982
Goldman Sachs Group, Inc. (The)	5.375%		3/15/2020	43,678	44,715,307
Goldman Sachs Group, Inc. (The)	5.75%		1/24/2022	18,050	19,279,104
Goldman Sachs Group, Inc. (The)	6.00%		6/15/2020	21,146	21,924,187
HSBC Bank USA NA	4.875%		8/24/2020	42,819	43,946,105
Huntington Bancshares, Inc.	7.00%		12/15/2020	19,171	20,403,294
ING Bank NV (Netherlands)†(d)	5.80%		9/25/2023	18,400	19,611,214
Intesa Sanpaolo SpA (Italy)†(d)	6.50%		2/24/2021	77,183	79,866,824
Lloyds Bank plc (United Kingdom)†(d)	6.50%		9/14/2020	63,110	65,576,916
Macquarie Bank Ltd. (Australia)†(d)	6.625%		4/7/2021	24,042	25,492,054
Macquarie Group Ltd. (Australia)†(d)	3.189%(3 Mo. LIBOR + 1.02	%)#	11/28/2023	27,716	27,051,647
Macquarie Group Ltd. (Australia)†(d)	4.15%(3 Mo. LIBOR + 1.33	%)#	3/27/2024	45,822	46,067,534
Macquarie Group Ltd. (Australia)†(d)	7.625%		8/13/2019	15,062	15,366,672
Manufacturers & Traders Trust Co.	3.266%(3 Mo. LIBOR + .64	%)#	12/1/2021	15,000	14,925,185
Manufacturers & Traders Trust Co.	3.708%(1 Mo. LIBOR + 1.22	%)#	12/28/2020	12,384	12,386,734
Morgan Stanley	3.941%(3 Mo. LIBOR + 1.18	%)#	1/20/2022	47,070	47,599,560
Morgan Stanley	4.875%		11/1/2022	54,575	57,166,338

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Morgan Stanley	5.625%		9/23/2019	$22,631	$22,968,088
Morgan Stanley	7.30%		5/13/2019	21,726	21,912,825
NBK SPC Ltd. (United Arab Emirates)†(d)	2.75%		5/30/2022	32,710	32,080,332
Nordea Bank Abp (Finland)†(d)	4.25%		9/21/2022	18,035	18,285,588
Nordea Bank Abp (Finland)†(d)	4.875%		5/13/2021	62,259	63,725,212
People’s United Bank NA	4.00%		7/15/2024	5,725	5,711,385
Popular, Inc.	6.125%		9/14/2023	13,517	13,973,199
QNB Finansbank AS (Turkey)†(d)	6.25%		4/30/2019	19,403	19,482,222
Royal Bank of Scotland Group plc (United Kingdom)(d)	3.498%(3 Mo. LIBOR + 1.48	%)#	5/15/2023	51,464	50,777,669
Royal Bank of Scotland Group plc (United Kingdom)(d)	6.125%		12/15/2022	14,683	15,502,433
Royal Bank of Scotland Group plc (United Kingdom)(d)	6.40%		10/21/2019	24,148	24,611,382
Santander UK Group Holdings plc (United Kingdom)(d)	2.875%		8/5/2021	36,550	36,001,311
Santander UK Group Holdings plc (United Kingdom)(d)	3.373%(3 Mo. LIBOR + 1.08	%)#	1/5/2024	36,966	35,893,059
Santander UK Group Holdings plc (United Kingdom)(d)	3.571%		1/10/2023	30,975	30,549,538
Sberbank of Russia Via SB Capital SA (Luxembourg)(d)	4.15%		3/6/2019	90,911	90,911,455
Standard Chartered Bank Hong Kong Ltd. (Hong Kong)(d)	5.875%		6/24/2020	29,122	29,996,883
Standard Chartered plc (United Kingdom)†(d)	4.247%(3 Mo. LIBOR + 1.15	%)#	1/20/2023	41,630	41,986,894
SVB Financial Group	5.375%		9/15/2020	6,523	6,713,736
Turkiye Halk Bankasi AS (Turkey)†(d)	3.875%		2/5/2020	9,282	8,872,664
Turkiye Halk Bankasi AS (Turkey)†(d)	4.75%		6/4/2019	32,806	32,701,972
Turkiye Vakiflar Bankasi TAO (Turkey)†(d)	5.625%		5/30/2022	23,009	22,146,531
Turkiye Vakiflar Bankasi TAO (Turkey)†(d)	5.75%		1/30/2023	28,476	26,739,135
UBS AG	7.625%		8/17/2022	66,633	73,455,220
UBS Group Funding Switzerland AG (Switzerland)†(d)	2.65%		2/1/2022	42,503	41,676,195
UBS Group Funding Switzerland AG (Switzerland)†(d)	2.859	%#(e)	8/15/2023	10,282	10,059,849
UBS Group Funding Switzerland AG (Switzerland)†(d)	3.491%		5/23/2023	28,338	28,275,069
UBS Group Funding Switzerland AG (Switzerland)†(d)	3.871%(3 Mo. LIBOR + 1.22	%)#	5/23/2023	37,578	37,697,767
Wells Fargo & Co.	3.069%		1/24/2023	70,995	70,582,858
Wells Fargo & Co.	3.75%		1/24/2024	27,382	27,909,642
Zions Bancorp N.A.	3.35%		3/4/2022	36,198	36,206,326
Zions Bancorp N.A.	3.50%		8/27/2021	10,181	10,214,363
Total					2,877,785,972

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.17%

Keurig Dr Pepper, Inc.	3.20%	11/15/2021	$25,234	$25,005,712
Keurig Dr Pepper, Inc.†	4.057%	5/25/2023	49,630	50,209,770
Total				75,215,482

Biotechnology Research & Production 0.04%

Sotera Health Topco, Inc. PIK 8.875%†	8.125%	11/1/2021	17,628	17,407,650

Building Materials 0.53%

Boral Finance Pty Ltd. (Australia)†(d)	3.00%	11/1/2022	13,924	13,513,888
CPG Merger Sub LLC†	8.00%	10/1/2021	33,534	33,198,660
Griffon Corp.	5.25%	3/1/2022	44,219	43,832,084
Holcim US Finance Sarl & Cie SCS (Luxembourg)†(d)	6.00%	12/30/2019	71,442	72,964,686
Johnson Controls International plc	5.00%	3/30/2020	225	228,916
Owens Corning	4.20%	12/1/2024	37,291	37,116,209
Summit Materials LLC/Summit Materials Finance Corp.	8.50%	4/15/2022	8,063	8,461,715
Vulcan Materials Co.	3.276%(3 Mo. LIBOR + .65%)#	3/1/2021	24,266	24,169,668
Total				233,485,826

Business Services 0.35%

APX Group, Inc.	8.75%	12/1/2020	66,229	66,146,214
Ashtead Capital, Inc.†	5.625%	10/1/2024	15,631	16,197,624
Equifax, Inc.	3.60%	8/15/2021	13,589	13,588,355
IHS Markit Ltd. (United Kingdom)(d)	4.125%	8/1/2023	13,549	13,593,034
Total System Services, Inc.	3.80%	4/1/2021	47,006	47,194,148
Total				156,719,375

Chemicals 0.72%

Blue Cube Spinco LLC	9.75%	10/15/2023	8,311	9,329,097
Blue Cube Spinco LLC	10.00%	10/15/2025	2,523	2,901,450
Braskem Netherlands Finance BV (Netherlands)†(d)	3.50%	1/10/2023	14,085	13,838,653
Celanese US Holdings LLC	4.625%	11/15/2022	9,901	10,131,437
Celanese US Holdings LLC	5.875%	6/15/2021	48,400	50,678,441
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	3.00%	7/19/2020	20,000	19,859,220
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	3.50%	7/19/2022	19,800	19,547,075
DowDuPont, Inc.	4.205%	11/15/2023	26,523	27,397,862
Equate Petrochemical BV (Netherlands)†(d)	3.00%	3/3/2022	11,400	11,186,102

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

Rayonier AM Products, Inc.†	5.50%	6/1/2024	$5,704	$5,308,028
SABIC Capital II BV (Netherlands)†(d)	4.00%	10/10/2023	18,560	18,836,080
Syngenta Finance NV (Netherlands)†(d)	3.698%	4/24/2020	21,687	21,744,266
Syngenta Finance NV (Netherlands)†(d)	3.933%	4/23/2021	26,837	26,772,177
Syngenta Finance NV (Netherlands)†(d)	4.441%	4/24/2023	9,425	9,434,561
Yara International ASA (Norway)†(d)	7.875%	6/11/2019	71,524	72,434,490
Total				319,398,939

Coal 0.06%

Eterna Capital Pte Ltd. PIK 1.00% (Singapore)(d)	7.50%	12/11/2022	21,238	20,498,704
Peabody Energy Corp.†	6.00%	3/31/2022	7,563	7,657,537
Total				28,156,241

Computer Hardware 0.50%

Dell International LLC/EMC Corp.†	4.42%	6/15/2021	79,955	81,445,033
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	84,766	89,138,852
Dell International LLC/EMC Corp.†	5.875%	6/15/2021	19,099	19,489,039
GCI LLC	6.75%	6/1/2021	19,818	19,991,408
HT Global IT Solutions Holdings Ltd. (Mauritius)†(d)	7.00%	7/14/2021	9,770	10,092,410
Total				220,156,742

Computer Software 0.62%

Dun & Bradstreet Corp. (The)	4.25%	6/15/2020	2,203	2,241,553
First Data Corp.†	5.75%	1/15/2024	29,240	30,287,962
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho†	10.00%	11/30/2024	2,187	2,394,765
Infor Software Parent LLC/Infor Software Parent, Inc. PIK 7.875%†	7.125%	5/1/2021	21,947	22,117,089
Infor US, Inc.	6.50%	5/15/2022	10,132	10,370,305
Informatica LLC†	7.125%	7/15/2023	27,944	28,436,373
RP Crown Parent LLC†	7.375%	10/15/2024	16,607	17,063,693
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	39,043	42,508,066
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	32,277	33,487,387
TIBCO Software, Inc.†	11.375%	12/1/2021	79,672	84,701,295
Total				273,608,488

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Construction/Homebuilding 0.39%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	$7,197	$6,945,105
Brookfield Residential Properties, Inc. (Canada)†(d)	6.50%	12/15/2020	51,305	51,497,394
Century Communities, Inc.	6.875%	5/15/2022	13,750	13,921,875
D.R. Horton, Inc.	3.75%	3/1/2019	400	400,000
D.R. Horton, Inc.	4.00%	2/15/2020	16,459	16,587,348
D.R. Horton, Inc.	4.375%	9/15/2022	9,273	9,388,515
D.R. Horton, Inc.	4.75%	2/15/2023	4,048	4,123,417
D.R. Horton, Inc.	5.75%	8/15/2023	18,701	19,767,057
M/I Homes, Inc.	6.75%	1/15/2021	13,024	13,268,200
Taylor Morrison Communities, Inc.	6.625%	5/15/2022	8,820	9,106,650
William Lyon Homes, Inc.	7.00%	8/15/2022	28,406	28,548,030
Total				173,553,591

Containers 0.28%

OI European Group BV (Netherlands)†(d)	4.00%	3/15/2023	10,157	9,953,860
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	109,861	110,218,006
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	6.875%	2/15/2021	3,029	3,048,014
WestRock RKT LLC	4.45%	3/1/2019	1,280	1,280,000
Total				124,499,880

Drugs 0.30%

AmerisourceBergen Corp.	3.50%	11/15/2021	8,086	8,132,441
Bayer US Finance II LLC†	2.75%	7/15/2021	17,625	17,262,868
Bayer US Finance II LLC†	3.798%(3 Mo. LIBOR + 1.01%)#	12/15/2023	5,425	5,314,382
Bayer US Finance II LLC†	3.875%	12/15/2023	22,800	22,749,990
Bayer US Finance LLC†	2.375%	10/8/2019	18,242	18,163,055
Cigna Corp.†	3.138%(3 Mo. LIBOR + .35%)#	3/17/2020	4,425	4,421,352
Elanco Animal Health, Inc.†	3.912%	8/27/2021	10,724	10,848,216
Elanco Animal Health, Inc.†	4.272%	8/28/2023	26,357	26,768,552
Express Scripts Holding Co.	4.75%	11/15/2021	13,581	14,125,613
Teva Pharmaceutical Finance Co. BV (Curacao)(d)	3.65%	11/10/2021	6,532	6,372,604
Total				134,159,073

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 1.82%

AES Corp. (The)	4.875%	5/15/2023	$23,223	$23,506,030
Ausgrid Finance Pty Ltd. (Australia)†(d)	3.85%	5/1/2023	68,200	68,484,959
Dominion Energy, Inc.	2.962%	7/1/2019	20,895	20,894,125
Dominion Energy, Inc.	4.104%	4/1/2021	75,393	76,238,508
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	22,662	23,891,146
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	23,223	24,195,761
Emera US Finance LP	2.70%	6/15/2021	1,400	1,375,129
Enel Finance International NV (Netherlands)†(d)	2.75%	4/6/2023	37,000	35,173,196
Enel Finance International NV (Netherlands)†(d)	2.875%	5/25/2022	90,277	87,588,911
Enel Finance International NV (Netherlands)†(d)	4.25%	9/14/2023	32,731	32,987,113
Exelon Generation Co. LLC	3.40%	3/15/2022	5,404	5,411,200
Exelon Generation Co. LLC	4.25%	6/15/2022	1,921	1,966,542
Jersey Central Power & Light Co.†	4.70%	4/1/2024	45,641	47,828,777
Origin Energy Finance Ltd. (Australia)†(d)	5.45%	10/14/2021	18,162	18,900,138
Pennsylvania Electric Co.	5.20%	4/1/2020	2,065	2,111,580
PNM Resources, Inc.	3.25%	3/9/2021	18,627	18,558,499
PPL Capital Funding, Inc.	4.20%	6/15/2022	2,437	2,484,327
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(d)	5.375%	5/1/2021	40,371	41,474,302
PSEG Power LLC	3.85%	6/1/2023	45,285	45,626,901
PSEG Power LLC	4.15%	9/15/2021	1,165	1,176,583
PSEG Power LLC	5.125%	4/15/2020	2,486	2,540,881
Puget Energy, Inc.	6.00%	9/1/2021	31,295	33,054,074
SCANA Corp.	4.125%	2/1/2022	27,470	27,714,772
SCANA Corp.	4.75%	5/15/2021	65,581	66,733,654
SCANA Corp.	6.25%	4/1/2020	34,506	35,276,553
State Grid Overseas Investment 2016 Ltd.†	2.25%	5/4/2020	54,420	53,821,729
TransAlta Corp. (Canada)(d)	4.50%	11/15/2022	3,623	3,628,435
Total				802,643,825

Electrical Equipment 0.81%

Broadcom Corp./Broadcom Cayman Finance Ltd.	2.65%	1/15/2023	55,592	53,035,120
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.00%	1/15/2022	93,588	91,917,431
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.625%	1/15/2024	54,530	53,038,724
Marvell Technology Group Ltd.	4.20%	6/22/2023	27,368	27,506,753
NXP BV/NXP Funding LLC (Netherlands)†(d)	3.875%	9/1/2022	10,454	10,453,059
NXP BV/NXP Funding LLC (Netherlands)†(d)	4.125%	6/15/2020	4,094	4,133,916
NXP BV/NXP Funding LLC (Netherlands)†(d)	4.125%	6/1/2021	88,346	89,198,539
NXP BV/NXP Funding LLC (Netherlands)†(d)	4.625%	6/1/2023	28,043	28,655,179
Total				357,938,721

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.25%

PerkinElmer, Inc.	5.00%	11/15/2021	$55,052	$56,970,654
Tech Data Corp.	3.70%	2/15/2022	21,008	20,803,072
Trimble, Inc.	4.15%	6/15/2023	30,415	30,490,821
Total				108,264,547

Engineering & Contracting Services 0.04%

StandardAero Aviation Holdings, Inc.†	10.00%	7/15/2023	16,611	17,981,408

Entertainment 0.30%

Eldorado Resorts, Inc.	7.00%	8/1/2023	8,846	9,288,300
Scientific Games International, Inc.	6.25%	9/1/2020	24,837	25,022,284
Scientific Games International, Inc.	6.625%	5/15/2021	26,158	26,631,721
Scientific Games International, Inc.	10.00%	12/1/2022	66,859	70,536,245
WMG Acquisition Corp.†	5.625%	4/15/2022	2,678	2,718,170
Total				134,196,720

Financial Services 2.90%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.50%	5/26/2022	8,657	8,543,416
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.75%	5/15/2019	10,558	10,585,026
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.25%	7/1/2020	34,082	34,406,668
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.45%	12/16/2021	12,622	12,795,913
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.625%	10/30/2020	14,164	14,397,968
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.875%	1/16/2024	8,989	9,208,191
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	5.00%	10/1/2021	1,150	1,182,207
Air Lease Corp.	4.25%	2/1/2024	31,091	31,300,728
Aircastle Ltd.	4.40%	9/25/2023	19,887	19,804,855
Aircastle Ltd.	5.00%	4/1/2023	16,075	16,361,871
Aircastle Ltd.	5.125%	3/15/2021	24,570	25,246,118
Aircastle Ltd.	5.50%	2/15/2022	30,133	31,190,101
Aircastle Ltd.	7.625%	4/15/2020	15,193	15,840,855
Discover Financial Services	3.85%	11/21/2022	13,841	13,932,789

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Discover Financial Services	5.20%	4/27/2022	$35,645	$37,320,983
E*TRADE Financial Corp.	2.95%	8/24/2022	24,782	24,303,469
GE Capital International Funding Co. Unlimited Co. (Ireland)(d)	2.342%	11/15/2020	212,019	208,553,055
International Lease Finance Corp.	5.875%	4/1/2019	47,301	47,375,795
International Lease Finance Corp.	6.25%	5/15/2019	60,960	61,344,833
International Lease Finance Corp.	8.25%	12/15/2020	95,118	102,703,330
International Lease Finance Corp.	8.625%	1/15/2022	1,685	1,896,819
Jefferies Financial Group, Inc.	5.50%	10/18/2023	52,949	55,124,321
Jefferies Group LLC	6.875%	4/15/2021	18,250	19,338,566
Jefferies Group LLC	8.50%	7/15/2019	194,757	198,474,265
Lazard Group LLC	4.25%	11/14/2020	11,037	11,211,904
Nationstar Mortgage Holdings, Inc.†	8.125%	7/15/2023	62,392	63,639,840
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	54,607	54,902,424
Navient Corp.	4.875%	6/17/2019	11,269	11,276,043
Navient Corp.	5.00%	10/26/2020	43,636	44,126,905
Navient Corp.	5.875%	3/25/2021	16,713	17,089,043
Navient Corp.	6.625%	7/26/2021	60,898	63,105,553
Travelport Corporate Finance plc (United Kingdom)†(d)	6.00%	3/15/2026	8,816	9,400,060
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	5,390	5,542,968
Total				1,281,526,882

Food 0.18%

Conagra Brands, Inc.	3.80%	10/22/2021	30,877	31,161,476
Conagra Brands, Inc.	4.30%	5/1/2024	26,466	26,836,344
Smithfield Foods, Inc.†	2.70%	1/31/2020	14,159	14,042,461
Smithfield Foods, Inc.†	3.35%	2/1/2022	8,450	8,139,287
Total				80,179,568

Health Care Products 0.47%

Becton Dickinson & Co.	3.678%(3 Mo. LIBOR + .88%)#	12/29/2020	20,400	20,341,664
Kinetic Concepts, Inc./KCI USA, Inc.†	7.875%	2/15/2021	34,794	35,576,865
Kinetic Concepts, Inc./KCI USA, Inc.†	12.50%	11/1/2021	3,481	3,781,236
Life Technologies Corp.	5.00%	1/15/2021	78,549	80,255,984
Life Technologies Corp.	6.00%	3/1/2020	58,143	59,740,323
Zimmer Biomet Holdings, Inc.	3.70%	3/19/2023	9,155	9,113,397
Total				208,809,469

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 0.74%

Acadia Healthcare Co., Inc.	6.125%	3/15/2021	$15,207	$15,245,017
Centene Corp.	5.625%	2/15/2021	87,323	88,632,845
Eagle Holding Co. II LLC PIK 8.375%†	7.625%	5/15/2022	18,376	18,467,880
Fresenius Medical Care US Finance II, Inc.†	4.125%	10/15/2020	16,485	16,596,430
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	13,246	13,580,284
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	33,710	35,409,520
Fresenius Medical Care US Finance, Inc.†	5.75%	2/15/2021	9,469	9,806,589
HCA, Inc.	6.50%	2/15/2020	9,226	9,504,090
Select Medical Corp.	6.375%	6/1/2021	1,235	1,244,263
Surgery Center Holdings, Inc.†	8.875%	4/15/2021	25,084	25,648,390
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	25,583	26,862,150
Universal Health Services, Inc.†	4.75%	8/1/2022	63,316	64,107,450
Total				325,104,908

Household Equipment/Products 0.41%

Newell Brands, Inc.	3.85%	4/1/2023	108,564	105,953,710
Newell Brands, Inc.	4.00%	12/1/2024	51,047	48,152,624
Newell Brands, Inc.	4.70%	8/15/2020	4,882	4,951,211
Newell Brands, Inc.	5.00%	11/15/2023	13,555	13,550,231
Scotts Miracle-Gro Co. (The)	6.00%	10/15/2023	5,828	6,031,980
Spectrum Brands, Inc.	6.625%	11/15/2022	1,480	1,517,000
Total				180,156,756

Insurance 0.31%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%	8/1/2023	22,466	23,322,516
American International Group, Inc.	4.875%	6/1/2022	3,071	3,220,608
Assurant, Inc.	4.20%	9/27/2023	27,456	27,631,017
AXA Equitable Holdings, Inc.	3.90%	4/20/2023	13,685	13,802,851
CNA Financial Corp.	5.875%	8/15/2020	9,681	10,041,116
CNO Financial Group, Inc.	4.50%	5/30/2020	3,332	3,365,320
Lincoln National Corp.	4.00%	9/1/2023	1,581	1,621,429
Protective Life Corp.	7.375%	10/15/2019	11,753	12,075,286
Willis North America, Inc.	7.00%	9/29/2019	33,915	34,606,834
Willis Towers Watson plc (United Kingdom)(d)	5.75%	3/15/2021	8,037	8,400,927
WR Berkley Corp.	5.375%	9/15/2020	1,000	1,027,011
Total				139,114,915

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investment Management Companies 0.02%

Huarong Finance Co. Ltd.	4.00%	7/17/2019	$8,530	$8,537,396

Leasing 0.26%

Aviation Capital Group LLC†	3.875%	5/1/2023	22,760	22,523,571
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.50%	1/15/2023	4,322	4,441,719
DAE Funding LLC (United Arab Emirates)†(d)	4.00%	8/1/2020	14,012	14,012,000
GATX Corp.	4.35%	2/15/2024	17,265	17,532,679
Park Aerospace Holdings Ltd. (Ireland)†(d)	3.625%	3/15/2021	11,530	11,414,700
Park Aerospace Holdings Ltd. (Ireland)†(d)	4.50%	3/15/2023	12,390	12,328,050
Park Aerospace Holdings Ltd. (Ireland)†(d)	5.25%	8/15/2022	9,011	9,247,178
Penske Truck Leasing Co. Lp/PTL Finance Corp.†	3.65%	7/29/2021	22,820	22,962,427
Total				114,462,324

Leisure 0.37%

LTF Merger Sub, Inc.†	8.50%	6/15/2023	53,346	54,813,015
NCL Corp. Ltd.†	4.75%	12/15/2021	11,341	11,564,077
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	57,280	60,464,049
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	33,892	36,815,185
Total				163,656,326

Lodging 0.05%

Studio City Co., Ltd. (Macau)†(d)	7.25%	11/30/2021	7,152	7,440,225
Studio City Co., Ltd. (Macau)(d)	7.25%	11/30/2021	1,722	1,791,397
Wyndham Destinations, Inc.	5.625%	3/1/2021	11,538	11,855,295
Total				21,086,917

Machinery: Agricultural 0.53%

BAT Capital Corp.	2.764%	8/15/2022	29,569	28,770,077
BAT Capital Corp.	3.222%	8/15/2024	56,654	54,598,063
BAT International Finance plc (United Kingdom)†(d)	2.75%	6/15/2020	18,258	18,134,044
BAT International Finance plc (United Kingdom)†(d)	3.25%	6/7/2022	3,400	3,365,416
Philip Morris International, Inc.	2.375%	8/17/2022	4,477	4,368,116
Pyxus International, Inc.	9.875%	7/15/2021	26,444	23,733,490
Reynolds American, Inc.	4.85%	9/15/2023	27,405	28,651,211
Viterra, Inc. (Canada)†(d)	5.95%	8/1/2020	72,047	74,244,438
Total				235,864,855

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty 0.61%

CNH Industrial Capital LLC	4.20%	1/15/2024	$28,111	$28,105,436
CNH Industrial Capital LLC	4.375%	11/6/2020	8,198	8,294,736
CNH Industrial Capital LLC	4.375%	4/5/2022	49,678	50,477,816
CNH Industrial Capital LLC	4.875%	4/1/2021	36,642	37,517,744
CNH Industrial NV (United Kingdom)(d)	4.50%	8/15/2023	70,304	71,843,658
Nvent Finance Sarl (Luxembourg)(d)	3.95%	4/15/2023	42,334	41,858,291
Roper Technologies, Inc.	3.65%	9/15/2023	22,489	22,606,406
Wabtec Corp.	3.838%(3 Mo. LIBOR + 1.05%)#	9/15/2021	4,579	4,571,354
Wabtec Corp.	4.15%	3/15/2024	4,540	4,537,135
Total				269,812,576

Manufacturing 0.59%

Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022	30,783	31,018,798
General Electric Co.	2.70%	10/9/2022	54,868	53,083,388
General Electric Co.	3.10%	1/9/2023	31,515	30,851,694
General Electric Co.	3.15%	9/7/2022	25,923	25,524,939
General Electric Co.	3.375%	3/11/2024	12,400	12,161,935
General Electric Co.	3.45%	5/15/2024	31,824	31,263,519
General Electric Co.	4.375%	9/16/2020	8,835	8,963,219
General Electric Co.	4.65%	10/17/2021	27,372	28,201,094
General Electric Co.	5.30%	2/11/2021	15,633	16,088,258
General Electric Co.	5.50%	1/8/2020	4,177	4,259,777
General Electric Co./LJ VP Holdings LLC†	3.80%	6/18/2019	17,445	17,475,606
Total				258,892,227

Media 1.00%

Altice Financing SA (Luxembourg)†(d)	6.625%	2/15/2023	37,092	38,204,389
CCO Holdings LLC/CCO Holdings Capital Corp.	5.25%	3/15/2021	43,356	43,545,682
Charter Communications Operating LLC/Charter Communications Operating Capital	4.386%(3 Mo. LIBOR + 1.65%)#	2/1/2024	31,625	31,447,606
Cox Communications, Inc.†	2.95%	6/30/2023	55,716	54,205,763
Cox Communications, Inc.†	3.15%	8/15/2024	8,685	8,475,499
Cox Communications, Inc.†	3.25%	12/15/2022	62,150	61,555,494
Globo Comunicacao e Participacoes SA (Brazil)†(d)	4.875%	4/11/2022	18,425	18,779,865
Myriad International Holdings BV (Netherlands)†(d)	6.00%	7/18/2020	44,159	45,544,268
NBCUniversal Enterprise, Inc.†	5.25%	—(f)	110,682	112,529,836
Time Warner Cable LLC	8.25%	4/1/2019	28,012	28,125,540
Total				442,413,942

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metal Fabricating 0.08%

Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	$22,050	$22,187,812
Zekelman Industries, Inc.†	9.875%	6/15/2023	14,188	15,176,904
Total				37,364,716

Metals & Minerals: Miscellaneous 2.03%

Anglo American Capital plc (United Kingdom)†(d)	3.75%	4/10/2022	25,695	25,597,125
Anglo American Capital plc (United Kingdom)†(d)	4.125%	4/15/2021	37,543	37,716,073
Anglo American Capital plc (United Kingdom)†(d)	4.125%	9/27/2022	56,763	57,189,675
Century Aluminum Co.†	7.50%	6/1/2021	18,650	18,743,250
FMG Resources August 2006 Pty Ltd. (Australia)†(d)	4.75%	5/15/2022	14,447	14,501,176
FMG Resources August 2006 Pty Ltd. (Australia)†(d)	5.125%	3/15/2023	13,463	13,463,000
FMG Resources August 2006 Pty Ltd. (Australia)†(d)	5.125%	5/15/2024	29,253	29,070,169
Freeport-McMoRan, Inc.	4.00%	11/14/2021	7,622	7,650,582
Freeport-McMoRan, Inc.	4.55%	11/14/2024	19,345	19,199,912
Freeport-McMoRan, Inc.	6.875%	2/15/2023	10,394	11,017,640
Glencore Finance Canada Ltd. (Canada)†(d)	4.25%	10/25/2022	67,914	69,091,302
Glencore Finance Canada Ltd. (Canada)†(d)	4.95%	11/15/2021	77,521	80,085,053
Glencore Funding LLC†	2.875%	4/16/2020	4,240	4,200,731
Glencore Funding LLC†	3.00%	10/27/2022	8,392	8,174,882
Glencore Funding LLC†	3.125%	4/29/2019	84,871	84,670,874
Glencore Funding LLC†	4.125%	5/30/2023	15,346	15,410,346
Glencore Funding LLC†	4.625%	4/29/2024	8,829	9,007,363
Goldcorp, Inc. (Canada)(d)	3.625%	6/9/2021	91,364	91,628,130
Goldcorp, Inc. (Canada)(d)	3.70%	3/15/2023	48,382	48,719,984
Hecla Mining Co.	6.875%	5/1/2021	19,472	19,532,850
Hudbay Minerals, Inc. (Canada)†(d)	7.25%	1/15/2023	18,392	19,035,720
Indonesia Asahan Aluminium Persero PT (Indonesia)†(d)	5.23%	11/15/2021	27,400	28,322,969
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	22,136	23,270,470
Kinross Gold Corp. (Canada)(d)	5.125%	9/1/2021	8,280	8,499,420
Kinross Gold Corp. (Canada)(d)	5.95%	3/15/2024	34,549	36,449,195
New Gold, Inc. (Canada)†(d)	6.25%	11/15/2022	7,432	6,623,770
Newmont Mining Corp.	3.50%	3/15/2022	16,500	16,588,492
Newmont Mining Corp.	5.125%	10/1/2019	43,911	44,435,368
Teck Resources Ltd. (Canada)†(d)	8.50%	6/1/2024	44,311	47,689,714
Total				895,585,235

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas 0.14%

National Fuel Gas Co.	3.75%	3/1/2023	$19,522	$19,271,950
National Fuel Gas Co.	4.90%	12/1/2021	21,911	22,397,948
National Fuel Gas Co.	7.395%	3/30/2023	4,000	4,453,919
WGL Holdings, Inc.	3.326%(3 Mo. LIBOR + .55%)#	3/12/2020	14,571	14,492,440
Total				60,616,257

Office Furniture & Business Equipment 0.02%

Xerox Corp.	3.625%	3/15/2023	4,365	4,304,981
Xerox Corp.	5.625%	12/15/2019	6,594	6,723,902
Total				11,028,883

Oil 4.20%

Afren plc (United Kingdom)†(d)(g)	6.625%	12/9/2020	8,099	28,672
Afren plc (United Kingdom)†(d)(g)	10.25%	4/8/2019	11,027	92,847
Afren plc (United Kingdom)†(d)(g)	11.50%	2/1/2016	16,833	141,735
Anadarko Petroleum Corp.	4.85%	3/15/2021	32,972	33,892,488
Anadarko Petroleum Corp.	6.95%	6/15/2019	4,910	4,967,719
Anadarko Petroleum Corp.	8.70%	3/15/2019	13,782	13,807,851
Antero Resources Corp.	5.125%	12/1/2022	14,663	14,741,447
Apache Corp.	2.625%	1/15/2023	1,055	1,015,169
Callon Petroleum Co.	6.125%	10/1/2024	6,393	6,472,913
Canadian Natural Resources Ltd. (Canada)(d)	3.80%	4/15/2024	9,700	9,741,861
Canadian Oil Sands Ltd. (Canada)†(d)	7.75%	5/15/2019	10,284	10,393,043
Canadian Oil Sands Ltd. (Canada)†(d)	9.40%	9/1/2021	2,206	2,431,909
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	54,034	53,561,202
Cenovus Energy, Inc. (Canada)(d)	5.70%	10/15/2019	1,710	1,734,395
CNOOC Curtis Funding No 1 Pty Ltd. (Australia)†(d)	4.50%	10/3/2023	60,800	63,164,634
CNOOC Finance 2015 Australia Pty Ltd. (Australia)(d)	2.625%	5/5/2020	41,367	41,104,278
CNX Resources Corp.	5.875%	4/15/2022	17,831	18,053,888
Continental Resources, Inc.	3.80%	6/1/2024	29,408	29,000,894
Continental Resources, Inc.	4.50%	4/15/2023	74,734	76,317,921
Continental Resources, Inc.	5.00%	9/15/2022	135,216	136,719,525
Diamondback Energy, Inc.†	4.75%	11/1/2024	35,804	36,385,815
Diamondback Energy, Inc.	4.75%	11/1/2024	24,378	24,774,142

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Diamondback Energy, Inc.	5.375%	5/31/2025	$6,381	$6,620,288
Eclipse Resources Corp.	8.875%	7/15/2023	27,266	24,675,730
Encana Corp. (Canada)(d)	6.50%	5/15/2019	110,090	110,811,622
Energen Corp.	4.625%	9/1/2021	21,448	21,716,100
Eni SpA (Italy)†(d)	4.15%	10/1/2020	35,369	35,744,110
Equinor ASA (Norway)†(d)	7.875%	12/9/2022	10,000	11,581,846
Gazprom OAO Via Gaz Capital SA (Luxembourg)†(d)	6.51%	3/7/2022	22,562	23,842,055
Gulfport Energy Corp.	6.625%	5/1/2023	29,329	28,889,065
Harvest Operations Corp. (Canada)†(d)	4.20%	6/1/2023	8,250	8,506,229
HighPoint Operating Corp.	7.00%	10/15/2022	5,560	5,351,500
Husky Energy, Inc. (Canada)(d)	3.95%	4/15/2022	8,884	8,995,990
Husky Energy, Inc. (Canada)(d)	4.00%	4/15/2024	23,152	23,281,038
Kerr-McGee Corp.	6.95%	7/1/2024	12,914	14,569,509
Laredo Petroleum, Inc.	5.625%	1/15/2022	43,170	41,109,496
Marathon Petroleum Corp.†	5.375%	10/1/2022	34,350	34,784,803
MEG Energy Corp. (Canada)†(d)	6.50%	1/15/2025	20,818	20,531,753
Motiva Enterprises LLC†	5.75%	1/15/2020	39,822	40,385,635
Murphy Oil Corp.	6.875%	8/15/2024	10,243	10,843,284
Newfield Exploration Co.	5.75%	1/30/2022	33,650	35,500,750
Nexen, Inc. (Canada)(d)	6.20%	7/30/2019	8,005	8,110,066
Oasis Petroleum, Inc.	6.875%	3/15/2022	91,653	91,767,566
OGX Austria GmbH (Brazil)†(d)(g)	8.50%	6/1/2018	31,150	623
Petrobras Global Finance BV (Netherlands)(d)	6.125%	1/17/2022	7,453	7,862,840
Petroleos Mexicanos (Mexico)(d)	3.50%	1/30/2023	54,720	51,103,008
Petroleos Mexicanos (Mexico)(d)	4.625%	9/21/2023	97,527	93,645,425
Petroleos Mexicanos (Mexico)(d)	4.875%	1/18/2024	44,464	42,614,298
Petroleos Mexicanos (Mexico)(d)	5.50%	1/21/2021	46,529	47,215,303
Petroleos Mexicanos (Mexico)(d)	6.375%	2/4/2021	94,419	97,373,371
Pioneer Natural Resources Co.	7.50%	1/15/2020	9,915	10,286,004
Range Resources Corp.	5.00%	8/15/2022	58,525	57,939,750
Range Resources Corp.	5.00%	3/15/2023	14,105	13,681,850
Range Resources Corp.	5.75%	6/1/2021	23,488	23,899,040
Range Resources Corp.	5.875%	7/1/2022	7,447	7,558,705
Resolute Energy Corp.	8.50%	5/1/2020	45,871	46,043,016
Sable Permian Resources Land LLC/AEPB Finance Corp.†	13.00%	11/30/2020	25,716	26,487,480
Seven Generations Energy Ltd. (Canada)†(d)	6.75%	5/1/2023	18,088	18,585,420
Seven Generations Energy Ltd. (Canada)†(d)	6.875%	6/30/2023	39,254	40,529,755

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Sinopec Group Overseas Development 2016 Ltd. (China)†(d)	2.125%	5/3/2019	$18,174	$18,145,830
Sinopec Group Overseas Development 2017 Ltd. (China)†(d)	2.25%	9/13/2020	41,600	40,987,939
SM Energy Co.	6.125%	11/15/2022	15,516	15,516,000
WPX Energy, Inc.	5.25%	9/15/2024	7,559	7,568,449
WPX Energy, Inc.	6.00%	1/15/2022	2,738	2,840,675
Total				1,856,047,564

Oil: Crude Producers 2.91%

Andeavor Logistics LP/Tesoro Logistics Finance Corp.	5.50%	10/15/2019	22,755	23,022,565
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	38,109	39,156,998
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.375%	5/1/2024	73,585	77,356,231
Boardwalk Pipelines LP	5.75%	9/15/2019	4,629	4,686,511
Columbia Pipeline Group, Inc.	3.30%	6/1/2020	80,538	80,664,109
Enable Midstream Partners LP	2.40%	5/15/2019	5,805	5,797,259
Enable Oklahoma Intrastate Transmission LLC†	6.25%	3/15/2020	4,000	4,108,964
Enbridge Energy Partners LP	5.20%	3/15/2020	18,376	18,784,441
Enbridge Energy Partners LP	9.875%	3/1/2019	84,062	84,062,000
Energy Transfer LP	4.25%	3/15/2023	56,857	57,721,226
Energy Transfer Operating LP	9.00%	4/15/2019	142,171	143,105,127
Energy Transfer Operating LP	9.70%	3/15/2019	66,348	66,479,179
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.00%	10/1/2022	685	712,744
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.75%	9/1/2020	975	1,003,953
Florida Gas Transmission Co. LLC†	3.875%	7/15/2022	3,629	3,672,079
Florida Gas Transmission Co. LLC†	5.45%	7/15/2020	13,739	14,093,843
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	31,266	31,562,802
Gulf South Pipeline Co. LP	4.00%	6/15/2022	23,495	23,481,768
Kinder Morgan Energy Partners LP	5.30%	9/15/2020	13,997	14,433,569
Kinder Morgan Energy Partners LP	5.80%	3/1/2021	61,669	64,633,922
Kinder Morgan, Inc.†	5.00%	2/15/2021	25,778	26,575,486
Kinder Morgan, Inc.†	5.625%	11/15/2023	14,295	15,433,301
Kinder Morgan, Inc.	6.50%	9/15/2020	6,292	6,602,288
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	50,892	51,269,634
NGPL PipeCo LLC†	4.375%	8/15/2022	7,186	7,293,790
Northern Natural Gas Co.†	4.25%	6/1/2021	9,124	9,302,072
ONEOK Partners LP	8.625%	3/1/2019	11,899	11,899,000
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	175,267	181,337,961
Sabine Pass Liquefaction LLC	5.625%	4/15/2023	137,483	146,460,460
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	4,436	4,804,044

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Sabine Pass Liquefaction LLC	6.25%	3/15/2022	$6,800	$7,276,311
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.	4.40%	6/15/2021	750	768,467
Spectra Energy Partners LP	4.60%	6/15/2021	11,937	12,221,995
Texas Eastern Transmission LP†	2.80%	10/15/2022	5,237	5,083,870
Texas Eastern Transmission LP†	4.125%	12/1/2020	18,339	18,561,713
Texas Gas Transmission LLC†	4.50%	2/1/2021	16,164	16,328,825
Williams Cos., Inc. (The)	7.875%	9/1/2021	5,034	5,535,423
Total				1,285,293,930

Oil: Integrated Domestic 0.40%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	2.773%	12/15/2022	4,526	4,458,317
National Oilwell Varco, Inc.	2.60%	12/1/2022	101,543	98,461,106
Schlumberger Holdings Corp.†	3.75%	5/1/2024	32,100	32,257,539
SESI LLC	7.125%	12/15/2021	42,146	39,195,780
TechnipFMC plc (United Kingdom)(d)	3.45%	10/1/2022	2,514	2,462,336
Total				176,835,078

Real Estate Investment Trusts 0.81%

Agile Group Holdings Ltd. (China)(d)	9.00%	5/21/2020	6,100	6,298,329
Alexandria Real Estate Equities, Inc.	3.90%	6/15/2023	1,000	1,012,984
Brixmor Operating Partnership LP	3.25%	9/15/2023	28,308	27,498,775
Brixmor Operating Partnership LP	3.65%	6/15/2024	14,576	14,245,264
Brixmor Operating Partnership LP	3.875%	8/15/2022	8,457	8,468,703
Digital Realty Trust LP	3.95%	7/1/2022	555	562,409
EPR Properties	5.25%	7/15/2023	13,622	14,171,367
EPR Properties	5.75%	8/15/2022	31,466	33,132,286
GLP Capital LP/GLP Financing II, Inc.	4.875%	11/1/2020	5,329	5,422,258
HCP, Inc.	4.20%	3/1/2024	9,314	9,484,725
HCP, Inc.	4.25%	11/15/2023	3,167	3,238,585
Healthcare Trust of America Holdings LP	2.95%	7/1/2022	7,782	7,603,306
Healthcare Trust of America Holdings LP	3.70%	4/15/2023	613	610,169
Highwoods Realty LP	3.20%	6/15/2021	4,257	4,216,143
Reckson Operating Partnership LP	7.75%	3/15/2020	40,560	42,295,018
Regency Centers LP	4.80%	4/15/2021	2,884	2,984,197
Senior Housing Properties Trust	3.25%	5/1/2019	30,756	30,710,556
SITE Centers Corp.	4.625%	7/15/2022	7,730	7,915,348
SL Green Operating Partnership LP	3.25%	10/15/2022	12,792	12,595,854

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

SL Green Realty Corp.	4.50%	12/1/2022	$17,154	$17,570,065
Vereit Operating Partnership LP	4.125%	6/1/2021	12,830	12,921,087
Vereit Operating Partnership LP	4.60%	2/6/2024	68,730	69,886,234
WEA Finance LLC/Westfield UK & Europe Finance plc†	3.25%	10/5/2020	3,240	3,246,709
Welltower, Inc.	4.50%	1/15/2024	3,659	3,790,051
Weyerhaeuser Co.	4.70%	3/15/2021	14,433	14,769,255
Weyerhaeuser Co.	7.375%	10/1/2019	5,227	5,354,128
Total				360,003,805

Retail 0.08%

AutoNation, Inc.	3.50%	11/15/2024	19,354	18,166,273
Dollar Tree, Inc.	3.70%	5/15/2023	15,368	15,250,520
Total				33,416,793

Savings & Loan 0.08%

People’s United Financial, Inc.	3.65%	12/6/2022	34,249	34,166,930

Steel 0.05%

Vale Overseas Ltd. (Brazil)(d)	4.375%	1/11/2022	22,257	22,417,250

Technology 0.48%

Alibaba Group Holding Ltd. (China)(d)	2.80%	6/6/2023	21,865	21,402,185
Baidu, Inc. (China)(d)	2.75%	6/9/2019	21,550	21,542,501
Baidu, Inc. (China)(d)	3.00%	6/30/2020	1,000	997,260
Baidu, Inc. (China)(d)	3.50%	11/28/2022	8,474	8,455,103
Baidu, Inc. (China)(d)	3.875%	9/29/2023	81,489	82,301,445
Baidu, Inc. (China)(d)	4.375%	5/14/2024	69,984	72,196,754
eBay, Inc.	3.216%(3 Mo. LIBOR + .48%)#	8/1/2019	500	500,349
VeriSign, Inc.	4.625%	5/1/2023	5,744	5,856,353
Total				213,251,950

Telecommunications 0.56%

AT&T, Inc.	3.956%(3 Mo. LIBOR + 1.18%)#	6/12/2024	10,063	9,959,664
British Telecommunications plc (United Kingdom)(d)	4.50%	12/4/2023	31,650	32,667,556
CommScope Finance LLC†	5.50%	3/1/2024	19,456	19,845,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)

GTH Finance BV (Netherlands)†(d)	6.25%	4/26/2020	$9,400	$9,577,040
Level 3 Financing, Inc.	6.125%	1/15/2021	2,400	2,415,720
Level 3 Parent LLC	5.75%	12/1/2022	5,042	5,111,328
T-Mobile USA, Inc.	6.00%	4/15/2024	42,682	44,442,633
Vodafone Group plc (United Kingdom)(d)	3.75%	1/16/2024	97,317	97,063,846
Vodafone Group plc (United Kingdom)(d)	3.769%(3 Mo. LIBOR + .99%)#	1/16/2024	27,420	27,154,999
Total				248,237,906

Toys 0.01%

Mattel, Inc.	2.35%	8/15/2021	6,114	5,739,518

Transportation: Miscellaneous 0.10%

Pelabuhan Indonesia III Persero PT (Indonesia)†(d)	4.50%	5/2/2023	20,485	20,718,833
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	13,534	13,635,505
XPO Logistics, Inc.†	6.50%	6/15/2022	9,645	9,849,956
Total				44,204,294
Total Corporate Bonds (cost $16,487,746,585)				16,407,508,024

FLOATING RATE LOANS(h) 2.83%

Aerospace/Defense 0.09%

Accudyne Industries Borrower S.C.A Initial Term Loan	— (i)	8/18/2024	36,534	36,553,524
Gol Luxco SA Term Loan (Luxembourg)(d)	6.50%	8/31/2020	4,615	4,672,688
Total				41,226,212

Air Transportation 0.09%

American Airlines, Inc. 2017 Replacement Term Loan	4.517%(1 Mo. LIBOR + 2.00%)	10/10/2021	38,195	38,099,573

Computer Hardware 0.33%

CDW LLC Term Loan	— (i)	8/17/2023	12,539	12,559,507
Dell International LLC Replacement Term Loan A2	4.25%(1 Mo. LIBOR + 1.75%)	9/7/2021	132,489	132,434,290
Total				144,993,797

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software 0.25%

First Data Corp. 2022D New Dollar Term Loan	— (i)	7/8/2022	$18,538	$18,534,571
First Data Corp. 2023 Initial Term Loan A	3.99%(1 Mo. LIBOR + 1.50%)	10/26/2023	53,319	53,130,306
First Data Corp. 2024A New Dollar Term Loan	4.49%(1 Mo. LIBOR + 2.00%)	4/26/2024	25,063	25,059,307
Infor (US), Inc. Tranche B6 Term Loan	— (i)	2/1/2022	15,570	15,591,564
Total				112,315,748

Containers 0.05%

Ball Corp. Dollar Term Loan A	3.993%(1 Mo. LIBOR + 1.50%)	3/18/2021	9,741	9,716,541
Berry Global, Inc. Term Loan S	4.267%(1 Mo. LIBOR + 1.75%)	2/8/2020	5,053	5,051,686
Berry Global, Inc. Term Loan T	4.267%(1 Mo. LIBOR + 1.75%)	1/6/2021	5,624	5,619,386
Total				20,387,613

Electric: Power 0.21%

NRG Energy, Inc. Term Loan	— (i)	6/30/2023	64,973	64,799,659
PG&E Corp. DIP Delayed Draw Term Loan	1.125%	12/31/2020	7,347	7,341,490
PG&E Corp. DIP Initial Term Loan	— (i)	12/31/2020	22,042	22,025,468
Total				94,166,617

Electrical Equipment 0.16%

Analog Devices, Inc. Three Year Term Loan	3.625%(1 Mo. LIBOR + 1.13%)	9/23/2019	12,152	12,136,430	(j)
Marvell Technology Group Ltd Term Loan A	3.895%(1 Mo. LIBOR + 1.38%)	6/4/2021	57,052	56,980,352
Total				69,116,782

Entertainment 0.02%

GLP Capital, L.P. Incremental Tranche A1 Term Loan	3.99%(1 Mo. LIBOR + 1.50%)	7/31/2020	9,462	9,373,384

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 0.23%

Delos Finance SARL 2018 New Term Loan (Luxembourg)(d)	4.553%(3 Mo. LIBOR + 1.75%)	10/6/2023	$31,044	$31,076,637
Flying Fortress Holdings, LLC 2018 New Term Loan	4.553%(3 Mo. LIBOR + 1.75%)	10/30/2022	10,186	10,192,820
Travelport Finance SARL Initial Term Loan (Luxembourg)(d)	5.184%(3 Mo. LIBOR + 2.50%)	3/17/2025	58,410	58,431,688
Total				99,701,145

Investment Management Companies 0.13%

Broadcom Inc. Term Loan A3	— (i)	11/5/2021	34,566	34,393,170
RPI Finance Trust Term Loan A4	3.993%(1 Mo. LIBOR + 1.50%)	5/4/2022	21,653	21,632,579
Total				56,025,749

Lodging 0.10%

Hilton Worldwide Finance, LLC Term Loan B2	4.24%(1 Mo. LIBOR + 1.75%)	10/25/2023	43,802	43,854,712

Machinery: Industrial/Specialty 0.01%

Flowserve Corp. 2012 Term Loan	4.303%(3 Mo. LIBOR + 1.50%)	10/14/2020	6,523	6,539,433	(j)

Manufacturing 0.01%

Tyco International Holding SARL Term Loan (Luxembourg)(d)	4.158%(3 Mo. LIBOR + 1.25%)	3/2/2020	6,344	6,323,918

Media 0.23%

Charter Communications Operating, LLC Term Loan A2	— (i)	3/31/2023	86,119	85,085,161
Unitymedia Hessen GmbH & Co. KG Facility Term Loan B	4.739%(1 Mo. LIBOR + 2.25%)	9/30/2025	18,211	18,154,091
Total				103,239,252

Metal Fabricating 0.01%

Doncasters US Finance LLC 2nd Lien Term Loan	11.053%(3 Mo. LIBOR + 8.25%)	10/9/2020	4,552	3,632,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous 0.06%

Reynolds Group Holdings Inc. Incremental U.S. Term Loan	5.243%(1 Mo. LIBOR + 2.75%)	2/5/2023	$14,355	$14,313,174
Utex Industries, Inc. 1st Lien Initial Term Loan	6.493%(1 Mo. LIBOR + 4.00%)	5/21/2021	9,529	9,144,101
Utex Industries, Inc. 2nd Lien Initial Term Loan	9.743%(1 Mo. LIBOR + 7.25%)	5/20/2022	3,938	3,640,189
Total				27,097,464

Oil 0.03%

Petroleos Mexicanos Term Loan (Mexico)(d)	3.34%(1 Mo. LIBOR + .85%)	2/14/2020	12,268	12,206,660	(j)

Real Estate Investment Trusts 0.21%

Hudson Pacific Properties, L.P. 7-Year Term Loan	— (i)	4/1/2022	22,396	22,284,475	(j)
Invitation Homes Operating Partnership LP Initial Term Loan	4.19%(1 Mo. LIBOR + 1.70%)	2/6/2022	71,209	69,873,831	(j)
Total				92,158,306

Retail 0.36%

Panera Bread Co. Term Loan	4.25%(1 Mo. LIBOR + 1.75%)	7/18/2022	65,691	64,404,506
PVH Corp. Tranche A Term Loan	3.978%(1 Mo. LIBOR + 1.50%)	5/19/2021	96,550	96,398,983
Total				160,803,489

Telecommunications 0.25%

ARRIS Group, Inc. Term Loan A	— (i)	10/17/2022	14,803	14,756,340
ARRIS Group, Inc. Term Loan A1	— (i)	10/17/2022	48,375	48,194,016	(j)
CenturyLink, Inc. Initial Term Loan A	5.243%(1 Mo. LIBOR + 2.75%)	11/1/2022	46,827	46,748,471
Total				109,698,827
Total Floating Rate Loans (cost $1,249,176,536)				1,250,960,901

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 0.46%

Argentina 0.20%

Republic of Argentina(c)	3.375%		1/15/2023	EUR	23,684	$22,800,524
Republic of Argentina(d)	4.625%		1/11/2023		$61,109	51,980,843
Republic of Argentina(d)	6.875%		4/22/2021		15,843	15,070,654
Total						89,852,021

Bermuda 0.07%

Government of Bermuda†	4.138%		1/3/2023		18,812	19,203,478
Government of Bermuda†	4.854%		2/6/2024		11,137	11,782,946
Total						30,986,424

Indonesia 0.08%

Perusahaan Penerbit SBSN†(d)	3.40%		3/29/2022		9,330	9,267,955
Perusahaan Penerbit SBSN†(d)	3.75%		3/1/2023		13,995	13,991,501
Republic of Indonesia†(d)	3.70%		1/8/2022		10,939	10,992,514
Total						34,251,970

South Korea 0.01%

Korea Expressway Corp. (South Korea)†(d)	3.625%		10/22/2021		6,441	6,530,858

Sri Lanka 0.05%

Republic of Sri Lanka†(d)	5.75%		4/18/2023		21,860	21,265,714

Turkey 0.05%

Republic of Turkey(d)	7.50%		11/7/2019		22,125	22,608,652
Total Foreign Government Obligations (cost $215,798,005)						205,495,639

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.95%

Federal Home Loan Mortgage Corp. 2012-K709 C†	3.705	%#(k)	4/25/2045		10,007	9,991,484
Federal Home Loan Mortgage Corp. 2012-K709 C†	3.705	%#(k)	4/25/2045		28,081	28,037,460
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.811	%#(k)	6/25/2047		10,704	10,695,936
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.50	%#(k)	8/25/2045		13,308	13,308,924

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Federal Home Loan Mortgage Corp. 2012-K711 C†	3.50	%#(k)	8/25/2045	$15,500	$15,491,184
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.358	%#(k)	5/25/2045	11,200	11,207,860
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.154	%#(k)	4/25/2046	30,870	30,851,033
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.008	%#(k)	10/25/2047	34,442	34,403,759
Federal Home Loan Mortgage Corp. K061 X1 IO	0.178	%#(k)	11/25/2026	571,590	7,683,943
Federal Home Loan Mortgage Corp. K503 X1 IO	0.382	%#(k)	8/25/2019	113,722	65,822
Federal Home Loan Mortgage Corp. K722 X1 IO	1.307	%#(k)	3/25/2023	195,017	8,294,016
Government National Mortgage Assoc. 2013-162 A	2.75	%#(k)	9/16/2046	8,475	8,326,510
Government National Mortgage Assoc. 2013-171 IO	0.899	%#(k)	6/16/2054	36,069	1,537,505
Government National Mortgage Assoc. 2013-193 IO	0.906	%#(k)	1/16/2055	84,550	3,595,012
Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	30,568	30,061,996
Government National Mortgage Assoc. 2014-112 A	3.00	%#(k)	1/16/2048	15,466	15,310,490
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	14,119	13,751,220
Government National Mortgage Assoc. 2014-15 IO	0.778	%#(k)	8/16/2054	39,021	1,443,968
Government National Mortgage Assoc. 2014-164 AK	2.90	%#(k)	3/16/2055	13,796	13,504,617
Government National Mortgage Assoc. 2014-172 A	3.05	%#(k)	1/16/2049	8,447	8,389,348
Government National Mortgage Assoc. 2014-186 AP	2.80%		4/16/2050	36,804	35,653,901
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	8,523	8,384,972
Government National Mortgage Assoc. 2014-64 IO	1.158	%#(k)	12/16/2054	42,463	2,298,843
Government National Mortgage Assoc. 2014-70 A	2.50%		3/16/2049	4,266	4,096,813
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	4,670	4,606,293
Government National Mortgage Assoc. 2014-78 IO	0.568	%#(k)	3/16/2056	43,888	1,411,399
Government National Mortgage Assoc. 2015-19 AD	2.90%		10/16/2055	20,918	20,793,768
Government National Mortgage Assoc. 2015-22 AS	2.90%		1/16/2049	32,794	32,191,050
Government National Mortgage Assoc. 2015-33 AS	2.90	%#(k)	5/16/2054	24,731	24,029,750
Government National Mortgage Assoc. 2015-41 AD	2.90	%#(k)	8/16/2055	12,283	12,232,697
Government National Mortgage Assoc. 2015-48 AS	2.90	%#(k)	2/16/2049	13,961	13,675,751
Government National Mortgage Assoc. 2017 20 AS	2.50%		2/16/2057	47,008	44,673,925
Government National Mortgage Assoc. 2017 23 AB	2.60%		12/16/2057	33,017	31,605,168
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	36,467	35,331,828
Government National Mortgage Assoc. 2017-22 GA	2.60	%#(k)	8/16/2051	22,898	21,940,827
Government National Mortgage Assoc. 2017-28 AB	2.50%		10/16/2051	55,927	52,950,992
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	58,308	55,554,082
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	45,384	43,495,674
Government National Mortgage Assoc. 2017-51 AS	2.75%		4/16/2058	68,895	66,900,667
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	67,865	65,513,931
Government National Mortgage Assoc. 2017-54 AD	2.75%		1/16/2057	64,538	62,596,130
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	45,804	44,064,906
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	55,413	53,765,513
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	46,068	44,348,767

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

Government National Mortgage Assoc. 2017-72 AM	2.60%		9/16/2051	$22,692	$21,657,351
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	22,762	21,851,853
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	45,363	43,495,449
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	42,972	41,597,808
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	35,988	34,659,160
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	50,184	48,147,809
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058	44,415	43,085,569
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,346,856,525)					1,302,564,733

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.90%

Federal Home Loan Mortgage Corp.	3.016%(12 Mo. LIBOR + 1.64	%)#	10/1/2043	2,082	2,100,071
Federal Home Loan Mortgage Corp.	3.145%(12 Mo. LIBOR + 1.64	%)#	11/1/2043	2,854	2,892,002
Federal Home Loan Mortgage Corp.	3.68%(12 Mo. LIBOR + 1.89	%)#	12/1/2040	6,955	7,162,075
Federal Home Loan Mortgage Corp.	4.104%(12 Mo. LIBOR + 1.84	%)#	6/1/2042	12,252	12,763,839
Federal Home Loan Mortgage Corp.	4.176%(12 Mo. LIBOR + 1.65	%)#	2/1/2038	4,135	4,313,497
Federal Home Loan Mortgage Corp.	4.325%(12 Mo. LIBOR + 1.78	%)#	5/1/2037	3,452	3,619,004
Federal Home Loan Mortgage Corp.	4.334%(12 Mo. LIBOR + 1.72	%)#	4/1/2037	9,172	9,589,957
Federal Home Loan Mortgage Corp.	4.507%(12 Mo. LIBOR + 1.81	%)#	6/1/2041	3,214	3,374,987
Federal Home Loan Mortgage Corp.	4.515%(12 Mo. LIBOR + 1.79	%)#	12/1/2036	12,917	13,556,277
Federal Home Loan Mortgage Corp.	4.532%(12 Mo. LIBOR + 1.78	%)#	5/1/2036	4,962	5,200,425
Federal Home Loan Mortgage Corp.	4.559%(12 Mo. LIBOR + 1.79	%)#	10/1/2038	5,453	5,726,364
Federal Home Loan Mortgage Corp.	4.663%(12 Mo. LIBOR + 1.94	%)#	9/1/2036	13,555	14,283,600
Federal Home Loan Mortgage Corp.	4.708%(12 Mo. LIBOR + 1.88	%)#	9/1/2035	4,021	4,231,006
Federal Home Loan Mortgage Corp.	4.751%(12 Mo. LIBOR + 1.90	%)#	12/1/2040	1,714	1,791,904
Federal Home Loan Mortgage Corp.	4.831%(12 Mo. LIBOR + 1.97	%)#	2/1/2037	6,621	7,002,485

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal Home Loan Mortgage Corp.	4.859%(1 Yr Treasury Constant Maturity Rate + 2.51	%)#	12/1/2035	$5,576	$5,909,244
Federal National Mortgage Assoc.	2.674%(12 Mo. LIBOR + 1.60	%)#	12/1/2045	14,066	14,045,122
Federal National Mortgage Assoc.	2.717%(12 Mo. LIBOR + 1.60	%)#	12/1/2045	11,755	11,747,957
Federal National Mortgage Assoc.	2.825%(12 Mo. LIBOR + 1.60	%)#	10/1/2045	17,219	17,269,399
Federal National Mortgage Assoc.	2.925%(12 Mo. LIBOR + 1.72	%)#	6/1/2042	11,013	11,065,214
Federal National Mortgage Assoc.	2.947%(12 Mo. LIBOR + 1.74	%)#	5/1/2042	21,729	21,856,175
Federal National Mortgage Assoc.	3.668%(12 Mo. LIBOR + 1.82	%)#	1/1/2042	12,752	13,020,041
Federal National Mortgage Assoc.	3.698%(12 Mo. LIBOR + 1.79	%)#	1/1/2041	5,929	6,100,498
Federal National Mortgage Assoc.	3.706%(12 Mo. LIBOR + 1.26	%)#	6/1/2038	2,490	2,556,223
Federal National Mortgage Assoc.	4.058%(12 Mo. LIBOR + 1.78	%)#	3/1/2042	10,922	11,376,748
Federal National Mortgage Assoc.	4.204%(12 Mo. LIBOR + 1.66	%)#	9/1/2036	4,619	4,811,488
Federal National Mortgage Assoc.	4.223%(12 Mo. LIBOR + 1.61% -1.84	%)#	4/1/2038 - 7/1/2040	11,907	12,433,333
Federal National Mortgage Assoc.	4.229%(12 Mo. LIBOR + 1.51	%)#	10/1/2035	10,680	11,098,386
Federal National Mortgage Assoc.	4.249%(12 Mo. LIBOR + 1.90	%)#	12/1/2038	3,654	3,850,317
Federal National Mortgage Assoc.	4.25%(12 Mo. LIBOR + 1.53	%)#	3/1/2039	5,118	5,322,116
Federal National Mortgage Assoc.	4.293%(12 Mo. LIBOR + 1.62	%)#	8/1/2037	7,315	7,618,939
Federal National Mortgage Assoc.	4.307%(12 Mo. LIBOR + 1.73	%)#	10/1/2036	7,020	7,354,458
Federal National Mortgage Assoc.	4.311%(12 Mo. LIBOR + 1.61	%)#	1/1/2038	3,637	3,796,624
Federal National Mortgage Assoc.	4.318%(12 Mo. LIBOR + 1.57	%)#	11/1/2036	3,217	3,349,378
Federal National Mortgage Assoc.	4.319%(12 Mo. LIBOR + 1.61% - 1.59	%)#	8/1/2034 - 3/1/2038	17,287	18,017,695
Federal National Mortgage Assoc.	4.32%(12 Mo. LIBOR + 1.47	%)#	12/1/2035	12,813	13,303,694

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	4.355%(12 Mo. LIBOR + 1.66	%)#	9/1/2038	$5,239	$5,477,022
Federal National Mortgage Assoc.	4.385%(12 Mo. LIBOR + 1.69	%)#	8/1/2038	3,258	3,395,631
Federal National Mortgage Assoc.	4.389%(12 Mo. LIBOR + 1.53	%)#	2/1/2036	6,012	6,264,118
Federal National Mortgage Assoc.	4.446%(12 Mo. LIBOR + 1.66	%)#	12/1/2036	4,924	5,149,477
Federal National Mortgage Assoc.	4.449%(12 Mo. LIBOR + 1.81	%)#	8/1/2041	5,436	5,667,548
Federal National Mortgage Assoc.	4.471%(12 Mo. LIBOR + 1.78	%)#	10/1/2036	5,212	5,475,629
Federal National Mortgage Assoc.	4.508%(12 Mo. LIBOR + 1.75	%)#	11/1/2038	8,336	8,746,426
Federal National Mortgage Assoc.	4.522%(12 Mo. LIBOR + 1.82	%)#	4/1/2040	3,580	3,754,326
Federal National Mortgage Assoc.	4.552%(12 Mo. LIBOR + 1.80	%)#	10/1/2040	2,178	2,272,221
Federal National Mortgage Assoc.	4.605%(12 Mo. LIBOR + 1.80	%)#	11/1/2040	12,334	12,863,906
Federal National Mortgage Assoc.	4.614%(1 Yr Treasury Constant Maturity Rate + 2.23	%)#	3/1/2038	3,586	3,771,346
Federal National Mortgage Assoc.	4.631%(1 Yr Treasury Constant Maturity Rate + 2.19	%)#	1/1/2038	3,662	3,845,663
Federal National Mortgage Assoc.	4.662%(12 Mo. LIBOR + 1.81	%)#	12/1/2040	3,958	4,126,383
Federal National Mortgage Assoc.	4.688%(12 Mo. LIBOR + 1.82	%)#	12/1/2040	8,512	8,894,696
Federal National Mortgage Assoc.	4.707%(12 Mo. LIBOR + 1.79	%)#	1/1/2041	11,977	12,515,068
Federal National Mortgage Assoc.	5.50%		1/1/2035	915	996,739
Total Government Sponsored Enterprises Pass-Throughs (cost $400,994,713)					396,726,741

MUNICIPAL BONDS 0.16%

Miscellaneous

IL State GO	6.20%		7/1/2021	174	179,477
Illinois	4.95%		6/1/2023	3,971	4,012,259
Illinois	5.877%		3/1/2019	49,485	49,485,000
New Jersey Econ Dev Auth (AGM)	Zero Coupon		2/15/2020	7,750	7,527,110
New Jersey Transp Tr Fnd Auth	5.00%		6/15/2019	1,000	1,008,930

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous (continued)

New Jersey Transp Tr Fnd Auth	5.00%		12/15/2019	$6,900	$7,066,359
Total					69,279,135
Total Municipal Bonds (cost $69,230,201)					69,279,135

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 25.27%

1211 Avenue of the Americas Trust 2015-1211 XA IO†	0.242	%#(k)	8/10/2035	214,200	3,541,668
A10 Bridge Asset Financing LLC 2015-AA A1†	3.30%		5/15/2036	58,178	57,630,141
A10 Term Asset Financing LLC 2017-1A A1FX†	2.34%		3/15/2036	4,685	4,682,428
AD Mortgage Trust 2017-330M A†	3.294	%#(k)	8/15/2034	3,560	3,542,802
Americold LLC 2010-ARTA A1†	3.847%		1/14/2029	16,540	16,680,226
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	10,910	10,809,976
AREIT Trust 2018-CRE2 A†	3.469%(1 Mo. LIBOR + .98	%)#	11/14/2035	80,707	79,527,682
Atrium Hotel Portfolio Trust 2017-ATRM A†	3.419%(1 Mo. LIBOR + .93	%)#	12/15/2036	19,170	19,103,651
Atrium Hotel Portfolio Trust 2017-ATRM B†	3.989%(1 Mo. LIBOR + 1.50	%)#	12/15/2036	31,196	31,128,950
Atrium Hotel Portfolio Trust 2018-ATRM A†	3.439%(1 Mo. LIBOR + .95	%)#	6/15/2035	37,883	37,736,052
Atrium Hotel Portfolio Trust 2018-ATRM B†	3.919%(1 Mo. LIBOR + 1.43	%)#	6/15/2035	28,355	28,281,328
Atrium Hotel Portfolio Trust 2018-ATRM C†	4.139%(1 Mo. LIBOR + 1.65	%)#	6/15/2035	9,012	8,994,397
Aventura Mall Trust 2013-AVM A†	3.743	%#(k)	12/5/2032	43,213	43,888,735
Aventura Mall Trust 2013-AVM D†	3.743	%#(k)	12/5/2032	11,000	11,124,998
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	34,912	35,711,359
Banc of America Commercial Mortgage Trust 2016-UB10 XA IO	1.978	%#(k)	7/15/2049	87,165	7,830,285
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	3.339%(1 Mo. LIBOR + .85	%)#	1/15/2033	32,765	32,428,238
Bancorp Commercial Mortgage Trust 2017-CRE2 A†	3.339%(1 Mo. LIBOR + .85	%)#	8/15/2032	8,650	8,646,162
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	71,213	70,668,285
BB-UBS Trust 2012-TFT B†	3.468	%#(k)	6/5/2030	7,850	7,694,525
BB-UBS Trust 2012-TFT C†	3.468	%#(k)	6/5/2030	14,354	14,022,153
BBCMS Mortgage Trust 2017-DELC A†	3.339%(1 Mo. LIBOR + .85	%)#	8/15/2036	43,785	43,573,136
BBCMS Mortgage Trust 2018-TALL A†	3.211%(1 Mo. LIBOR + .72	%)#	3/15/2037	33,595	33,292,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BBCMS Mortgage Trust 2018-TALL E†	4.926%(1 Mo. LIBOR + 2.44	%)#	3/15/2037	$49,994	$49,880,924
BBCMS Trust 2013-TYSN C†	3.821%		9/5/2032	5,475	5,492,535
BBCMS Trust 2015-MSQ A†	3.593%		9/15/2032	19,174	19,439,614
BBCMS Trust 2015-STP A†	3.323%		9/10/2028	8,978	9,006,906
BBCMS Trust 2015-STP B†	3.927%		9/10/2028	11,400	11,471,542
BBCMS Trust 2015-STP C†	4.284	%#(k)	9/10/2028	23,900	24,046,954
BBCMS Trust 2015-STP XA IO†	0.962	%#(k)	9/10/2028	257,466	3,407,567
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	29,214	28,296,076
BBCMS Trust 2018-BXH A†	3.489%(1 Mo. LIBOR + 1.00	%)#	10/15/2037	15,000	14,915,970
BDS 2018-FL1 A†	3.339%(1 Mo. LIBOR + .85	%)#	1/15/2035	62,361	61,913,071
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	4,269	4,309,731
BWAY Mortgage Trust 2013-1515 XB IO†	0.403	%#(k)	3/10/2033	103,040	2,354,433
BX Commercial Mortgage Trust 2018-BIOA A†	3.16%(1 Mo. LIBOR + .67	%)#	3/15/2037	118,269	117,353,480
BX Trust 2017-APPL A†	3.369%(1 Mo. LIBOR + .88	%)#	7/15/2034	33,274	33,236,763
BX Trust 2017-APPL D†	4.539%(1 Mo. LIBOR + 2.05	%)#	7/15/2034	21,893	21,916,834
BX Trust 2017-APPL E†	5.639%(1 Mo. LIBOR + 3.15	%)#	7/15/2034	33,597	33,748,200
BX Trust 2017-SLCT A†	3.409%(1 Mo. LIBOR + .92	%)#	7/15/2034	20,260	20,228,055
BX Trust 2017-SLCT B†	3.689%(1 Mo. LIBOR + 1.20	%)#	7/15/2034	30,795	30,732,048
BX Trust 2017-SLCT C†	3.889%(1 Mo. LIBOR + 1.40	%)#	7/15/2034	18,765	18,764,581
BX Trust 2017-SLCT D†	4.539%(1 Mo. LIBOR + 2.05	%)#	7/15/2034	74,720	74,719,965
BX Trust 2017-SLCT E†	5.639%(1 Mo. LIBOR + 3.15	%)#	7/15/2034	56,002	56,255,067
BX Trust 2018-BILT A†	3.289%(1 Mo. LIBOR + .80% Floor .80	%)#	5/15/2030	41,628	41,360,478
BX Trust 2018-BILT D†	4.259%(1 Mo. LIBOR + 1.77% Floor 1.77	%)#	5/15/2030	11,427	11,397,297

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BX Trust 2018-GW A†	3.289%(1 Mo. LIBOR + .80	%)#	5/15/2035	$21,579	$21,453,749
BX Trust 2018-GW D†	4.259%(1 Mo. LIBOR + 1.77% Floor 1.77	%)#	5/15/2035	15,601	15,618,918
BXP Trust 2017-CQHP A†	3.339%(1 Mo. LIBOR + .85	%)#	11/15/2034	41,359	40,998,209
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	189,618	191,954,435
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	92,705	94,076,014
Caesars Palace Las Vegas Trust 2017-VICI C†	4.138%		10/15/2034	55,141	56,184,488
Caesars Palace Las Vegas Trust 2017-VICI D†	4.354	%#(k)	10/15/2034	28,230	28,682,216
Caesars Palace Las Vegas Trust 2017-VICI E†	4.354	%#(k)	10/15/2034	95,392	95,407,406
Caesars Palace Las Vegas Trust 2017-VICI XA IO†	0.823	%#(k)	10/15/2034	495,108	13,734,098
Caesars Palace Las Vegas Trust 2017-VICI XB IO†	0.393	%#(k)	10/15/2034	314,538	4,465,339
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.756	%#(k)	12/15/2047	8,307	8,734,312
CFCRE Commercial Mortgage Trust 2016-C4 XA IO	1.728	%#(k)	5/10/2058	69,743	6,468,453
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.183	%#(k)	11/10/2049	158,060	11,033,967
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.75	%#(k)	12/10/2054	146,953	6,949,386
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	40,657	41,826,873
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	22,707	22,769,921
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	15,195	15,266,761
CGBAM Commercial Mortgage Trust 2015-SMRT D†	3.768%		4/10/2028	5,200	5,238,041
Cherrywood SB Commercial Mortgage Loan Trust 2016-1A AFX†	3.73%		3/25/2049	7,281	7,147,364
CHT Mortgage Trust 2017-CSMO A†	3.419	%#(k)	11/15/2036	77,105	77,221,552
CHT Mortgage Trust 2017-CSMO B†	3.889%(1 Mo. LIBOR + 1.40	%)#	11/15/2036	32,200	32,250,193
CHT Mortgage Trust 2017-CSMO D†	4.739%(1 Mo. LIBOR + 2.25	%)#	11/15/2036	28,625	28,754,960
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	34,339	34,433,437
Citigroup Commercial Mortgage Trust 2012-GC8 XB IO†	0.163	%#(k)	9/10/2045	218,445	1,237,357
Citigroup Commercial Mortgage Trust 2013-375P A†	3.251%		5/10/2035	14,500	14,556,766
Citigroup Commercial Mortgage Trust 2013-375P B†	3.518	%#(k)	5/10/2035	23,000	23,108,130
Citigroup Commercial Mortgage Trust 2013-GC11 XA IO	1.397	%#(k)	4/10/2046	376,958	17,740,177
Citigroup Commercial Mortgage Trust 2013-GC15 A4	4.371	%#(k)	9/10/2046	13,315	14,020,417
Citigroup Commercial Mortgage Trust 2014-GC19 A3	3.753%		3/10/2047	4,716	4,848,157
Citigroup Commercial Mortgage Trust 2014-GC19 A4	4.023%		3/10/2047	12,490	12,985,353
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.189	%#(k)	5/10/2047	198,885	9,822,432

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.222	%#(k)	7/10/2047	$120,131	$1,431,733
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	9,186	9,167,091
Citigroup Commercial Mortgage Trust 2015-GC27 XA IO	1.377	%#(k)	2/10/2048	123,100	7,758,525
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.397	%#(k)	6/10/2048	245,344	5,057,668
Citigroup Commercial Mortgage Trust 2015-GC35 XA IO	0.87	%#(k)	11/10/2048	179,032	7,069,965
Citigroup Commercial Mortgage Trust 2016-GC36 XA IO	1.296	%#(k)	2/10/2049	100,592	6,876,922
Citigroup Commercial Mortgage Trust 2016-GC37 XA IO	1.783	%#(k)	4/10/2049	67,880	6,567,585
Citigroup Mortgage Loan Trust 2013-2 5A1†	2.65	%#(k)	7/25/2036	3,974	3,882,245
CityLine Commercial Mortgage Trust 2016-CLNE†	2.778	%#(k)	11/10/2031	16,235	15,971,751
Cold Storage Trust 2017-ICE3 A†	3.489%(1 Mo. LIBOR + 1.00	%)#	4/15/2036	51,745	51,682,440
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	5.992	%#(k)	7/10/2046	17,961	18,589,146
Commercial Mortgage Pass-Through Certificates 2010-C1 D†	6.127	%#(k)	7/10/2046	12,446	12,760,563
Commercial Mortgage Pass-Through Certificates 2012-CR3 AM†	3.416%		10/15/2045	7,449	7,457,793
Commercial Mortgage Pass-Through Certificates 2012-CR4 XA IO	1.784	%#(k)	10/15/2045	230,403	10,940,284
Commercial Mortgage Pass-Through Certificates 2012-CR5 AM†	3.223%		12/10/2045	22,028	22,098,655
Commercial Mortgage Pass-Through Certificates 2012-LC4 XA IO†	2.107	%#(k)	12/10/2044	62,632	3,182,256
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	18,948	18,574,512
Commercial Mortgage Pass-Through Certificates 2013-CR10 A4	4.21	%#(k)	8/10/2046	9,960	10,420,861
Commercial Mortgage Pass-Through Certificates 2013-CR11 A4	4.258%		8/10/2050	8,180	8,573,056
Commercial Mortgage Pass-Through Certificates 2013-CR12 A3	3.765%		10/10/2046	17,392	17,830,696
Commercial Mortgage Pass-Through Certificates 2013-CR6 A4	3.101%		3/10/2046	4,850	4,856,929
Commercial Mortgage Pass-Through Certificates 2013-CR7 A4	3.213%		3/10/2046	31,637	31,746,673
Commercial Mortgage Pass-Through Certificates 2013-CR7 XA IO	1.234	%#(k)	3/10/2046	194,805	7,429,526

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2013-CR8 A5	3.612	%#(k)	6/10/2046	$20,290	$20,693,978
Commercial Mortgage Pass-Through Certificates 2013-CR8 XA IO	0.451	%#(k)	6/10/2046	455,436	6,660,938
Commercial Mortgage Pass-Through Certificates 2013-CR9 A4	4.233	%#(k)	7/10/2045	34,885	36,545,631
Commercial Mortgage Pass-Through Certificates 2013-GAM A2†	3.367%		2/10/2028	15,413	15,345,895
Commercial Mortgage Pass-Through Certificates 2013-LC6 A4	2.941%		1/10/2046	5,806	5,793,192
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	18,064	17,637,585
Commercial Mortgage Pass-Through Certificates 2013-WWP XB IO†	0.256	%#(k)	3/10/2031	265,903	2,956,310
Commercial Mortgage Pass-Through Certificates 2014 CR17 A4	3.70%		5/10/2047	60,470	61,951,321
Commercial Mortgage Pass-Through Certificates 2014-277P A†	3.611	%#(k)	8/10/2049	8,060	8,252,142
Commercial Mortgage Pass-Through Certificates 2014-CR16 A4	4.051%		4/10/2047	22,071	22,929,522
Commercial Mortgage Pass-Through Certificates 2014-CR17 A5	3.977%		5/10/2047	7,751	8,037,029
Commercial Mortgage Pass-Through Certificates 2014-CR18 A5	3.828%		7/15/2047	25,645	26,414,232
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4	3.532%		8/10/2047	18,366	18,711,011
Commercial Mortgage Pass-Through Certificates 2014-CR19 A5	3.796%		8/10/2047	10,150	10,465,702
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.168	%#(k)	8/10/2047	110,392	4,319,730
Commercial Mortgage Pass-Through Certificates 2014-CR21 XA IO	0.923	%#(k)	12/10/2047	131,737	5,091,525
Commercial Mortgage Pass-Through Certificates 2014-FL5 B†	3.895%(1 Mo. LIBOR + 2.15	%)#	10/15/2031	872	871,390
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3	3.727%		4/10/2047	73,105	75,036,690
Commercial Mortgage Pass-Through Certificates 2014-LC15 A4	4.006%		4/10/2047	18,061	18,765,917
Commercial Mortgage Pass-Through Certificates 2014-LC17 XA IO	0.887	%#(k)	10/10/2047	147,403	4,048,478
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A2	2.844%		6/10/2047	20,647	20,631,462

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	$13,342	$13,726,890
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.009	%#(k)	9/10/2047	254,551	7,722,223
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.685	%#(k)	5/10/2048	8,800	8,781,482
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA IO†	0.711	%#(k)	7/10/2050	185,317	5,459,275
Commercial Mortgage Pass-Through Certificates 2016-COR1 A2	2.499%		10/10/2049	7,414	7,349,515
Commercial Mortgage Pass-Through Certificates 2016-DC2 ASB	3.55%		2/10/2049	5,260	5,357,016
Commercial Mortgage Pass-Through Certificates 2016-GCT D†	3.461	%#(k)	8/10/2029	7,193	7,077,885
Commercial Mortgage Pass-Through Certificates 2016-GCT E†	3.461	%#(k)	8/10/2029	6,850	6,735,641
Commercial Mortgage Trust 2006-GG7 AM	5.692	%#(k)	7/10/2038	21,519	21,595,879
Commercial Mortgage Trust 2016-CD1 XA IO	1.423	%#(k)	8/10/2049	119,345	9,375,551
Core Industrial Trust 2015-CALW XA IO†	0.81	%#(k)	2/10/2034	183,704	3,729,770
Core Industrial Trust 2015-TEXW A†	3.077%		2/10/2034	842	843,014
Core Industrial Trust 2015-WEST XA IO†	0.935	%#(k)	2/10/2037	180,155	8,919,616
Core Industrial Trust 2015-WEST XB IO†	0.704	%#(k)	2/10/2037	90,323	3,426,457
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A†	3.76%(1 Mo. LIBOR + 1.25	%)#	1/15/2034	8,300	8,331,007
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ B†	4.41%(1 Mo. LIBOR + 1.90	%)#	1/15/2034	33,700	33,892,103
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ C†	5.26%(1 Mo. LIBOR + 2.75	%)#	1/15/2034	21,900	22,088,235
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ D†	6.11%(1 Mo. LIBOR + 3.60	%)#	1/15/2034	6,000	6,076,091
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%		5/15/2023	9,750	9,919,855
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA C†	5.587%		5/15/2023	9,852	10,026,861
Credit Suisse Mortgage Capital Certificates 2011-2R 4A1†	2.536%(1 Mo. LIBOR + .11	%)#	2/27/2037	2,558	2,512,719
Credit Suisse Mortgage Capital Certificates 2012-7R 2A1†	4.428	%#(k)	6/26/2036	1,753	1,764,966
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.552	%#(k)	9/15/2037	115,519	3,292,891
Credit Suisse Mortgage Capital Certificates 2016-MFF B†	4.989%(1 Mo. LIBOR + 2.50	%)#	11/15/2033	32,527	32,639,605

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Certificates 2016-MFF C†	5.989%(1 Mo. LIBOR + 3.50	%)#	11/15/2033	$36,978	$37,200,733
Credit Suisse Mortgage Capital Certificates 2016-MFF D†	7.089%(1 Mo. LIBOR + 4.60	%)#	11/15/2033	5,000	5,034,987
Credit Suisse Mortgage Capital Certificates 2017-HD A†	3.439%(1 Mo. LIBOR + .95	%)#	2/15/2031	29,838	29,730,281
Credit Suisse Mortgage Capital Certificates 2017-HD B†	3.839%(1 Mo. LIBOR + 1.35	%)#	2/15/2031	12,038	12,027,975
Credit Suisse Mortgage Capital Certificates 2017-HD C†	4.189%(1 Mo. LIBOR + 1.70	%)#	2/15/2031	6,721	6,707,981
Credit Suisse Mortgage Capital Certificates 2017-HD D†	4.989%(1 Mo. LIBOR + 2.50	%)#	2/15/2031	12,130	12,093,554
Credit Suisse Mortgage Capital Certificates 2017-HD E†	6.139%(1 Mo. LIBOR + 3.65	%)#	2/15/2031	17,624	17,583,601
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	64,601	64,142,881
Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	13,175	13,061,547
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	8,450	8,361,152
Credit Suisse Mortgage Capital Certificates 2017-LSTK D†	3.331	%#(k)	4/5/2033	9,850	9,699,926
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	45,816	45,899,651
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.197	%#(k)	7/10/2034	8,250	8,238,721
Credit Suisse Mortgage Capital Certificates 2017-MOON D†	3.197	%#(k)	7/10/2034	9,093	8,870,285
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	3.439%(1 Mo. LIBOR + .95	%)#	12/15/2030	18,561	18,525,190
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP C†	4.089%(1 Mo. LIBOR + 1.60	%)#	12/15/2030	14,832	14,794,054
CSAIL Commercial Mortgage Trust 2015-C2 ASB	3.224%		6/15/2057	16,706	16,795,549
CSAIL Commercial Mortgage Trust 2015-C4 A2	3.157%		11/15/2048	13,828	13,845,125
CSAIL Commercial Mortgage Trust 2016-C6 XA IO	1.793	%#(k)	1/15/2049	208,923	18,205,326
CSAIL Commercial Mortgage Trust 2016-C7 XA IO	1.035	%#(k)	11/15/2049	231,469	13,088,954
CSAIL Commercial Mortgage Trust 2018-C14 A2	4.261%		11/15/2051	46,551	48,666,487
DBGS Mortgage Trust 2018 5BP A†	3.134	%#(k)	6/15/2033	38,755	38,242,399
DBGS Mortgage Trust 2018-BIOD A†	3.292%(1 Mo. LIBOR + .80	%)#	5/15/2035	49,317	49,246,806

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

DBJPM Mortgage Trust 2016-C3 XA IO	1.498	%#(k)	9/10/2049	$196,052	$17,201,898
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	7,816	7,843,312
DBUBS Mortgage Trust 2011-LC2A A4†	4.537%		7/10/2044	17,793	18,288,046
DBUBS Mortgage Trust 2011-LC2A B†	4.998	%#(k)	7/10/2044	6,825	7,081,391
DBUBS Mortgage Trust 2011-LC3A PM4†	5.268	%#(k)	5/10/2044	9,200	9,317,990
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	17,152	16,818,784
DBWF Mortgage Trust 2015-LCM XA IO†	0.423	%#(k)	6/10/2034	33,893	568,896
DBWF Mortgage Trust 2018-AMXP A†	3.747	%#(k)	5/5/2035	303,200	309,046,424
DBWF Mortgage Trust 2018-AMXP B†	3.996	%#(k)	5/5/2035	53,868	54,941,859
DBWF Mortgage Trust 2018-AMXP C†	3.83	%#(k)	5/5/2035	49,438	49,824,358
DBWF Mortgage Trust 2018-AMXP D†	3.791	%#(k)	5/5/2035	6,780	6,796,916
DBWF Mortgage Trust 2018-GLKS A†	3.51%(1 Mo. LIBOR + 1.03	%)#	11/19/2035	75,649	75,697,794
DBWF Mortgage Trust 2018-GLKS B†	3.831%(1 Mo. LIBOR + 1.35	%)#	11/19/2035	12,250	12,303,104
DBWF Mortgage Trust 2018-GLKS D†	4.881%(1 Mo. LIBOR + 2.40	%)#	11/19/2035	34,200	34,395,111
GAHR Commercial Mortgage Trust 2015-NRF BFX†	3.382	%#(k)	12/15/2034	33,165	33,023,694
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.382	%#(k)	12/15/2034	5,440	5,409,379
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382	%#(k)	12/15/2034	9,970	9,880,662
GAHR Commercial Mortgage Trust 2015-NRF EFX†	3.382	%#(k)	12/15/2034	16,767	16,438,016
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	37,238	37,502,445
Great Wolf Trust 2017-WOLF D†	4.739%(1 Mo. LIBOR + 2.10	%)#	9/15/2034	70,104	70,228,883
Great Wolf Trust 2017-WOLF E†	5.739%(1 Mo. LIBOR + 3.10	%)#	9/15/2034	76,090	76,346,469
Great Wolf Trust 2017-WOLF F†	6.709%(1 Mo. LIBOR + 4.07	%)#	9/15/2034	15,289	15,373,175
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	9,225	9,165,213
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	43,122	42,794,954
GS Mortgage Securities Corp. II 2012-TMSQ C†	3.458	%#(k)	12/10/2030	14,494	14,231,761
GS Mortgage Securities Corp. II 2013-KING A†	2.706%		12/10/2027	35,248	35,162,903
GS Mortgage Securities Corp. II 2013-KING B†	3.241%		12/10/2027	28,300	28,230,274
GS Mortgage Securities Corp. II 2013-KING C†	3.435	%#(k)	12/10/2027	22,300	22,254,281
GS Mortgage Securities Corp. II 2013-KING E†	3.435	%#(k)	12/10/2027	3,000	2,978,175
GS Mortgage Securities Corp. II 2017-SLP A†	3.419%		10/10/2032	4,900	4,943,905

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Corp. Trust 2012-ALOH A†	3.551%		4/10/2034	$66,194	$67,241,974
GS Mortgage Securities Corp. Trust 2012-ALOH B†	4.049%		4/10/2034	10,750	10,863,060
GS Mortgage Securities Corp. Trust 2012-ALOH C†	4.13	%#(k)	4/10/2034	6,779	6,823,937
GS Mortgage Securities Corp. Trust 2012-SHOP A†	2.933%		6/5/2031	94,296	94,299,621
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%		6/5/2031	51,853	51,871,250
GS Mortgage Securities Corp. Trust 2012-SHOP C†	3.633%		6/5/2031	44,905	44,914,179
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%		6/5/2031	15,450	15,467,752
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.067	%#(k)	2/10/2029	13,648	13,727,246
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	42,391	41,911,122
GS Mortgage Securities Corp. Trust 2017-GPTX B†	3.104%		5/10/2034	31,294	30,885,958
GS Mortgage Securities Corp. Trust 2017-STAY A†	3.339%(1 Mo. LIBOR + .85	%)#	7/15/2032	35,859	35,797,537
GS Mortgage Securities Corp. Trust 2017-STAY B†	3.589%(1 Mo. LIBOR + 1.10	%)#	7/15/2032	16,811	16,522,661
GS Mortgage Securities Corp. Trust 2017-STAY C†	3.839%(1 Mo. LIBOR + 1.35	%)#	7/15/2032	15,428	15,086,808
GS Mortgage Securities Corp. Trust 2017-STAY D†	4.439%(1 Mo. LIBOR + 1.95	%)#	7/15/2032	19,051	18,639,999
GS Mortgage Securities Corp. Trust 2018-FBLU A†	3.43%(1 Mo. LIBOR + .95	%)#	11/15/2035	73,368	73,314,940
GS Mortgage Securities Corp. Trust 2018-FBLU E†	5.239%(1 Mo. LIBOR + 2.75	%)#	11/15/2035	19,126	19,223,872
GS Mortgage Securities Corp. Trust 2018-RIVR A†	3.439%(1 Mo. LIBOR + .95	%)#	7/15/2035	47,683	47,589,045
GS Mortgage Securities Trust 2010-C2 A1†	3.849%		12/10/2043	2,552	2,570,992
GS Mortgage Securities Trust 2011-GC5 B†	5.391	%#(k)	8/10/2044	39,535	41,188,052
GS Mortgage Securities Trust 2012-GC6 B†	5.652	%#(k)	1/10/2045	14,812	15,622,479
GS Mortgage Securities Trust 2012-GC6 XA IO†	1.943	%#(k)	1/10/2045	176,749	7,776,369
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	11,331	11,549,478
GS Mortgage Securities Trust 2012-GCJ9 IO	1.96	%#(k)	11/10/2045	90,228	5,306,091
GS Mortgage Securities Trust 2012-GCJ9 XB IO†	0.362	%#(k)	11/10/2045	90,233	1,134,614
GS Mortgage Securities Trust 2013 GC12 B	3.777	%#(k)	6/10/2046	5,809	5,827,635
GS Mortgage Securities Trust 2013-G1 A1†	2.059%		4/10/2031	10,646	10,467,497
GS Mortgage Securities Trust 2013-GC12 XA IO	1.434	%#(k)	6/10/2046	450,307	21,894,795
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	16,691	17,465,623
GS Mortgage Securities Trust 2014-GC18 2014-GC18 A4	4.074%		1/10/2047	13,702	14,221,512
GS Mortgage Securities Trust 2014-GC18 A4†	3.323%		11/5/2035	4,745	4,664,933

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Trust 2014-GC22 A5	3.862%		6/10/2047	$25,948	$26,775,684
GS Mortgage Securities Trust 2014-GC26 XA IO	1.006	%#(k)	11/10/2047	98,071	4,356,138
GS Mortgage Securities Trust 2015-GS1 XA IO	0.803	%#(k)	11/10/2048	94,468	4,151,342
GS Mortgage Securities Trust 2016-GS2 XA IO	1.659	%#(k)	5/10/2049	222,005	18,452,490
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%		11/10/2029	12,237	12,073,401	(a)
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%		11/10/2029	21,308	21,306,199	(a)
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%		11/10/2029	28,888	29,084,830	(a)
Hilton Orlando Trust 2018-ORL A†	3.259%(1 Mo. LIBOR + .77	%)#	12/15/2034	32,401	32,207,372
Hilton Orlando Trust 2018-ORL D†	4.189%(1 Mo. LIBOR + 1.70	%)#	12/15/2034	22,717	22,697,000
HMH Trust 2017-NSS A†	3.062%		7/5/2031	33,687	33,118,350
HMH Trust 2017-NSS B†	3.343%		7/5/2031	21,685	21,460,020
HMH Trust 2017-NSS C†	3.787%		7/5/2031	16,116	15,782,808
HMH Trust 2017-NSS D†	4.723%		7/5/2031	21,309	21,188,348
Hospitality Mortgage Trust 2017-HIT B†	3.693%(1 Mo. LIBOR + 1.18	%)#	5/8/2030	29,960	29,880,291
Hospitality Mortgage Trust 2017-HIT C†	3.863%(1 Mo. LIBOR + 1.35	%)#	5/8/2030	9,193	9,143,216
Hospitality Mortgage Trust 2017-HIT D†	4.663%(1 Mo. LIBOR + 2.15	%)#	5/8/2030	31,875	31,871,395
Hospitality Mortgage Trust 2017-HIT E†	6.063%(1 Mo. LIBOR + 3.55	%)#	5/8/2030	47,231	47,264,411
Hudsons Bay Simon JV Trust 2015-HB10 XA10 IO†	1.293	%#(k)	8/5/2034	150,785	11,258,362
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	65,851	65,855,096
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	5,000	4,930,648
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159	%#(k)	8/5/2034	5,000	4,630,723
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.245	%#(k)	8/5/2034	171,661	6,927,380
IMT Trust 2017-APTS AFX†	3.478%		6/15/2034	1,380	1,396,330
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	32,698	32,087,975
Irvine Core Office Trust 2013-IRV A2†	3.173	%#(k)	5/15/2048	40,462	40,632,877
Irvine Core Office Trust 2013-IRV XA IO†	1.105	%#(k)	5/15/2048	66,631	1,540,707
JPMBB Commercial Mortgage Securities Trust 2014-C26 A4	3.494%		1/15/2048	10,100	10,232,818
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AM	5.466	%#(k)	6/12/2047	41	40,711
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB18 AMFX	5.40%		6/12/2047	29	28,758
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.445	%#(k)	12/5/2027	5,730	5,865,123

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%		6/15/2043	$5,347	$5,413,339
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075	%#(k)	11/15/2043	1,710	1,742,661
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819	%#(k)	5/15/2045	9,466	9,736,979
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	75,088	76,061,384
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C10 XA IO	1.001	%#(k)	12/15/2047	275,097	8,910,764
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 XA IO	0.509	%#(k)	7/15/2045	149,771	2,627,304
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13 A2	2.665%		1/15/2046	837	836,084
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C14 A4	4.133	%#(k)	8/15/2046	37,840	39,452,158
JPMorgan Chase Commercial Mortgage Securities Trust 2013-LC11 XA IO	1.269	%#(k)	4/15/2046	99,933	4,371,700
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A5	4.079%		2/15/2047	20,800	21,710,520
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	25,011	24,985,775
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.049	%#(k)	4/15/2047	101,356	1,825,002
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.269	%#(k)	4/15/2047	34,361	567,321
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C22 A4	3.801%		9/15/2047	36,541	37,626,469
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XA IO	0.966	%#(k)	11/15/2047	113,205	3,909,647
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C25 XA IO	0.938	%#(k)	11/15/2047	203,566	7,488,397
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	1.057	%#(k)	1/15/2048	184,837	7,525,360
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	163,798	163,202,612
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	20,772	20,730,585
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.805	%#(k)	6/10/2027	14,352	14,213,190
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.805	%#(k)	6/10/2027	20,795	15,426,937
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376	%#(k)	6/10/2027	102,274	45,001

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034	%#(k)	6/10/2027	$45,476	$5,912
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2	2.773%		10/15/2048	2,545	2,539,288
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.803	%#(k)	5/15/2048	96,067	2,754,077
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.567	%#(k)	7/15/2048	134,799	3,803,731
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 A2	3.008%		8/15/2048	5,000	4,997,269
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C32 ASB	3.358%		11/15/2048	15,275	15,444,571
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES B†	3.387%		9/5/2032	12,900	12,900,433
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES C†	3.621	%#(k)	9/5/2032	10,800	10,816,662
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES XA IO†	0.688	%#(k)	9/5/2032	242,750	2,062,161
JPMorgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA IO	0.75	%#(k)	12/15/2049	170,600	6,206,006
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	60,038	59,515,856
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	12,036	11,963,552
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	15,357	15,249,704
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.009	%#(k)	10/5/2031	29,748	29,648,204
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.009	%#(k)	10/5/2031	9,726	9,574,270
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.211	%#(k)	10/5/2031	131,129	3,423,123
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.657	%#(k)	10/5/2031	77,997	1,172,685
JPMorgan Chase Commercial Mortgage Securities Trust 2017-C5 A2	3.33%		3/15/2050	20,929	21,086,246
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 A3	3.379%		9/15/2050	10,000	10,065,430
JPMorgan Chase Commercial Mortgage Securities Trust 2017-JP7 XA IO	1.083	%#(k)	9/15/2050	294,763	19,192,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	$51,308	$51,291,039
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	21,137	21,148,636
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.036	%#(k)	6/5/2032	15,721	15,715,381
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI C†	3.767%(1 Mo. LIBOR + 1.25	%)#	7/15/2034	15,163	15,137,112
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MAUI D†	4.467%(1 Mo. LIBOR + 1.95	%)#	7/15/2034	23,331	23,381,409
JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON A†	3.735%		1/5/2031	27,681	28,306,845
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.489%(1 Mo. LIBOR + 1.00	%)#	6/15/2032	117,642	117,369,541
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	3.789%(1 Mo. LIBOR + 1.30	%)#	6/15/2032	36,735	36,708,106
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	4.089%(1 Mo. LIBOR + 1.60	%)#	6/15/2032	28,722	28,755,582
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	4.589%(1 Mo. LIBOR + 2.10	%)#	6/15/2032	4,984	5,000,583
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	5.489%(1 Mo. LIBOR + 3.00	%)#	6/15/2035	7,274	7,314,323
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	3.509%(1 Mo. LIBOR + 1.02	%)#	11/15/2035	38,730	38,802,619
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN B†	3.839%(1 Mo. LIBOR + 1.35	%)#	11/15/2035	10,053	10,071,849
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN C†	4.189%(1 Mo. LIBOR + 1.70	%)#	11/15/2035	8,746	8,762,399
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN D†	4.489%(1 Mo. LIBOR + 2.00	%)#	11/15/2035	4,900	4,909,187
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	3.689%(1 Mo. LIBOR + 1.20	%)#	4/15/2031	53,048	53,186,583
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	4.389%(1 Mo. LIBOR + 1.90% Floor 1.90	%)#	4/15/2031	14,359	14,398,490
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	4.789%(1 Mo. LIBOR + 2.30	%)#	4/15/2031	10,608	10,647,555
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC D†	5.609%(1 Mo. LIBOR + 3.12% Floor 3.12	%)#	4/15/2031	5,572	5,597,565
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.464%(1 Mo. LIBOR + .95	%)#	7/5/2033	32,310	32,251,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	$96,017	$100,242,247
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	23,661	24,709,826
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	4.514%(1 Mo. LIBOR + 1.65	%)#	7/5/2033	9,118	9,102,619
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	31,569	32,966,856
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFL†	5.064%(1 Mo. LIBOR + 2.25	%)#	7/5/2033	9,118	9,110,355
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT DFX†	5.35%		7/5/2033	36,128	37,726,523
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT XAFX IO†	1.116	%#(k)	7/5/2033	155,900	7,158,148
Ladder Capital Commercial Mortgage Securities LLC 2014-909 A†	3.388%		5/15/2031	7,200	7,237,903
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A†	2.857	%#(k)	11/14/2027	190,968	190,258,516
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.857	%#(k)	11/14/2027	16,023	15,954,684
Ladder Capital Commercial Mortgage Trust 2013-GCP A1†	3.575%		2/15/2036	8,000	8,118,011
LMREC, Inc. 2015-CRE1 AR†	3.47%(1 Mo. LIBOR + .98	%)#	2/22/2032	55,865	55,687,050
LMREC, Inc. 2015-CRE1 BR†	4.74%(1 Mo. LIBOR + 2.25	%)#	2/22/2032	12,355	12,368,114
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729	%#(k)	4/20/2048	8,425	8,394,907
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.884	%#(k)	3/10/2049	103,530	6,853,179
LSTAR Commercial Mortgage Trust 2017-5 A1†	2.417%		3/10/2050	14,341	14,221,787
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	28,000	27,686,056
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	72,650	75,434,311
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	12,605	12,352,455
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	15,315	15,087,707
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	5,280	5,261,922
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 A4	3.134%		12/15/2048	9,470	9,439,883

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XA IO	1.067	%#(k)	5/15/2046	$209,236	$7,675,672
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 XB IO†	0.312	%#(k)	5/15/2046	107,177	1,563,180
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XA IO	1.096	%#(k)	12/15/2047	164,704	5,861,383
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24 ASB	3.479%		5/15/2048	16,231	16,453,374
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 XA IO	1.622	%#(k)	5/15/2049	130,760	10,961,465
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.433	%#(k)	11/15/2049	273,385	21,298,442
Morgan Stanley Capital Barclays Bank Trust 2016-MART A†	2.20%		9/13/2031	5,681	5,575,526
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	11,590	11,361,252
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	25,000	24,532,082
Morgan Stanley Capital I Trust 2011-C2 A4†	4.661%		6/15/2044	7,415	7,624,713
Morgan Stanley Capital I Trust 2012-C4 AS	3.773%		3/15/2045	11,384	11,524,551
Morgan Stanley Capital I Trust 2012-C4 XA IO†	2.083	%#(k)	3/15/2045	181,117	9,042,104
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	18,410	18,063,475
Morgan Stanley Capital I Trust 2012-STAR A2†	3.201%		8/5/2034	9,421	9,432,348
Morgan Stanley Capital I Trust 2012-STAR B†	3.451%		8/5/2034	1,267	1,266,217
Morgan Stanley Capital I Trust 2013-WLSR A†	2.695%		1/11/2032	7,744	7,704,964
Morgan Stanley Capital I Trust 2014-CPT A†	3.35%		7/13/2029	19,300	19,474,740
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089	%#(k)	7/13/2029	260,000	702,000
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	8,445	8,545,844
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	9,549	9,725,225
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.639	%#(k)	8/15/2049	86,952	7,221,986
Morgan Stanley Capital I Trust 2016-UB11 XB IO	0.994	%#(k)	8/15/2049	121,223	7,729,516
Motel 6 Trust 2017-MTL6 C†	3.889%(1 Mo. LIBOR + 1.40	%)#	8/15/2034	31,961	31,927,522
Motel 6 Trust 2017-MTL6 D†	4.639%(1 Mo. LIBOR + 2.15	%)#	8/15/2034	134,081	134,735,585
Motel 6 Trust 2017-MTL6 E†	5.739%(1 Mo. LIBOR + 3.25	%)#	8/15/2034	130,955	131,889,180
Motel 6 Trust 2017-MTL6 F†	6.739%(1 Mo. LIBOR + 4.25	%)#	8/15/2034	38,338	38,686,756
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	21,865	21,129,968
MSCG Trust 2016-SNR A†	3.348	%#(k)	11/15/2034	38,864	38,052,007
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	22,587	22,254,691

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

MSCG Trust 2016-SNR C†	5.205%		11/15/2034	$14,521	$14,472,387
Natixis Commercial Mortgage Securities Trust 2018-285M A†	3.79	%#(k)	11/15/2032	68,091	69,563,148
Natixis Commercial Mortgage Securities Trust 2018-285M B†	3.79	%#(k)	11/15/2032	17,029	17,173,339
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	6,735	6,643,840
Palisades Center Trust 2016-PLSD C†	3.998%		4/13/2033	40,040	39,453,955
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	24,769	24,542,991
PFP Ltd. 2017-3 AS†	3.789%(1 Mo. LIBOR + 1.30	%)#	1/14/2035	2,261	2,260,506
PFP Ltd. 2017-3 C†	4.989%(1 Mo. LIBOR + 2.50	%)#	1/14/2035	5,000	5,009,675
Prima Capital CRE Securitization 2015-5A B†	3.50%		12/24/2050	117,486	119,029,292
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	93,302	92,477,947
Prima Capital CRE Securitization Ltd. 2013-3A A†	2.214%		10/24/2035	10,807	10,946,123	(a)
Prima Capital CRE Securitization Ltd. 2013-3A C†	5.00%		10/24/2035	35,011	35,785,982
Prima Capital CRE Securitization Ltd. 2015-4A MR-A†	2.55%		8/24/2049	76,124	76,023,247
Prima Capital CRE Securitization Ltd. 2016-6A A†	2.85%		8/24/2040	101,766	101,289,953
RAIT Trust 2017-FL7 A†	3.439%(1 Mo. LIBOR + .95	%)#	6/15/2037	18,650	18,449,978
RAIT Trust 2017-FL8 A†	3.339%(1 Mo. LIBOR + .85	%)#	12/15/2037	12,396	12,394,825
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	57,896	57,619,298
Ready Capital Mortgage Trust 2019-5 A†	3.777%		2/25/2052	14,901	14,994,799
ReadyCap Commercial Mortgage Trust 2015-2 A†	3.804%		6/25/2055	17,272	17,482,678
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	29,310	28,917,115
ReadyCap Mortgage Trust 2016-3 A†	2.94%		11/20/2038	2,383	2,375,992
Sequoia Mortgage Trust 2012-4 A2	3.00	%#(k)	9/25/2042	2,521	2,443,537
Shelter Growth CRE Issuer Ltd. 2018-FL1 A†	3.489%(1 Mo. LIBOR + 1.00	%)#	1/15/2035	26,866	26,865,254
Shops at Crystals Trust 2016-CSTL XA IO†	0.606	%#(k)	7/5/2036	112,000	4,430,160
SLIDE 2018-FUN A†	3.389%(1 Mo. LIBOR + .90	%)#	6/15/2031	50,075	50,011,898
SLIDE 2018-FUN B†	3.739%(1 Mo. LIBOR + 1.25	%)#	6/15/2031	8,900	8,898,021
SLIDE 2018-FUN C†	4.039%(1 Mo. LIBOR + 1.55	%)#	6/15/2031	7,227	7,227,990
SLIDE 2018-FUN D†	4.339%(1 Mo. LIBOR + 1.85	%)#	6/15/2031	11,692	11,697,153
Stonemont Portfolio Trust 2017-MONT D†	4.535%(1 Mo. LIBOR + 2.05	%)#	8/20/2030	66,381	66,451,501

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Stonemont Portfolio Trust 2017-MONT E†	5.235%(1 Mo. LIBOR + 2.75	%)#	8/20/2030	$103,829	$104,136,841
Stonemont Portfolio Trust 2017-MONT F†	6.085%(1 Mo. LIBOR + 3.60	%)#	8/20/2030	57,096	57,346,394
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	6,713	6,755,585
Structured Asset Securities Corp. 2006-3H 1A3	5.75%		12/25/2035	4,076	4,107,874
UBS Commercial Mortgage Trust 2017-C6 XA IO	1.037	%#(k)	12/15/2050	379,023	26,120,945
UBS-BAMLL Trust 2012-WRM D†	4.238	%#(k)	6/10/2030	6,900	6,554,215
UBS-Barclays Commercial Mortgage Trust 2012-C2 A4	3.525%		5/10/2063	71,467	72,455,062
UBS-Barclays Commercial Mortgage Trust 2012-C2 BEC†	4.82	%#(k)	5/10/2063	8,100	8,349,083
UBS-Barclays Commercial Mortgage Trust 2012-C2 XA IO†	1.324	%#(k)	5/10/2063	85,180	3,171,849
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4	3.091%		8/10/2049	13,930	13,942,535
UBS-Barclays Commercial Mortgage Trust 2012-C4 A4	2.792%		12/10/2045	34,991	34,752,967
UBS-Barclays Commercial Mortgage Trust 2012-C4 A5	2.85%		12/10/2045	23,671	23,488,459
UBS-Barclays Commercial Mortgage Trust 2013-C5 A4	3.185%		3/10/2046	87,463	87,726,513
UBS-Barclays Commercial Mortgage Trust 2013-C5 AS†	3.347%		3/10/2046	23,805	23,812,816
UBS-Barclays Commercial Mortgage Trust 2013-C5 B†	3.649	%#(k)	3/10/2046	12,000	11,950,002
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	0.965	%#(k)	3/10/2046	351,688	11,103,065
UBS-Barclays Commercial Mortgage Trust 2013-C6 XA IO†	1.128	%#(k)	4/10/2046	415,700	15,824,712
UBS-Citigroup Commercial Mortgage Trust 2011-C1 AS†	5.154%		1/10/2045	4,900	5,142,616
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	14,400	14,379,712
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	6,508	6,506,304
Vornado DP LLC Trust 2010-VNO A2FX†	4.004%		9/13/2028	14,787	14,960,352
Vornado DP LLC Trust 2010-VNO C†	5.28%		9/13/2028	6,120	6,264,639
Waikiki Beach Hotel Trust 2019-WBM A†	3.60%(1 Mo. LIBOR + 1.05	%)#	12/15/2033	80,900	80,701,374
Waikiki Beach Hotel Trust 2019-WBM B†	3.78%(1 Mo. LIBOR + 1.23	%)#	12/15/2033	31,700	31,622,563

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Waikiki Beach Hotel Trust 2019-WBM C†	4.03%(1 Mo. LIBOR + 1.48	%)#	12/15/2033	$22,200	$22,159,549
Waikiki Beach Hotel Trust 2019-WBM D†	4.58%(1 Mo. LIBOR + 2.03	%)#	12/15/2033	31,000	30,954,737
Waikiki Beach Hotel Trust 2019-WBM E†	5.23%(1 Mo. LIBOR + 2.68	%)#	12/15/2033	12,800	12,798,049
Waldorf Astoria Boca Raton Trust 2016-BOCA C†	4.989%(1 Mo. LIBOR + 2.50	%)#	6/15/2029	11,999	12,028,232
Waldorf Astoria Boca Raton Trust 2016-BOCA E†	6.839%(1 Mo. LIBOR + 4.35	%)#	6/15/2029	33,698	33,855,616
WaMu Mortgage Pass-Through Certificates Trust 2005-AR18 1A1	4.289	%#(k)	1/25/2036	3,721	3,708,929
Wells Fargo Commercial Mortgage Trust 2010-C1 A2†	4.393%		11/15/2043	5,940	6,045,348
Wells Fargo Commercial Mortgage Trust 2013-LC12 A4	4.218	%#(k)	7/15/2046	22,226	23,212,083
Wells Fargo Commercial Mortgage Trust 2014-LC16 A5	3.817%		8/15/2050	13,277	13,671,032
Wells Fargo Commercial Mortgage Trust 2015-C26 ASB	2.991%		2/15/2048	19,200	19,162,281
Wells Fargo Commercial Mortgage Trust 2015-C29 ASB	3.40%		6/15/2048	10,749	10,872,832
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.691	%#(k)	6/15/2048	149,426	4,949,293
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A	3.075%		12/15/2048	9,888	9,886,768
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2B	4.599	%#(k)	12/15/2048	66,103	67,843,360
Wells Fargo Commercial Mortgage Trust 2015-P2 A2B	4.739	%#(k)	12/15/2048	82,108	84,650,019
Wells Fargo Commercial Mortgage Trust 2015-SG1 ASB	3.556%		9/15/2048	9,675	9,827,325
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.741	%#(k)	9/15/2048	165,410	5,957,332
Wells Fargo Commercial Mortgage Trust 2016-BNK1 XA IO	1.779	%#(k)	8/15/2049	197,235	20,428,260
Wells Fargo Commercial Mortgage Trust 2016-C34 XA IO	2.154	%#(k)	6/15/2049	152,528	15,620,198
Wells Fargo Commercial Mortgage Trust 2017-SMP A†	3.239%(1 Mo. LIBOR + .75	%)#	12/15/2034	22,721	22,570,155
Wells Fargo Commercial Mortgage Trust 2017-SMP B†	3.489%(1 Mo. LIBOR + 1.00	%)#	12/15/2034	16,322	16,279,561

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	$25,197	$26,212,953
Wells Fargo Commercial Mortgage Trust 2018-C47 A2	4.361%		9/15/2061	22,988	24,281,167
Wells Fargo Commercial Mortgage Trust 2018-C48 A2	4.224%		1/15/2052	15,302	15,951,301
Wells Fargo Mortgage Backed Securities Trust 2005-3 A4	5.50%		5/25/2035	1,425	1,484,744
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	56,515	56,850,268
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	23,788	24,077,714
West Town Mall Trust 2017-KNOX C†	4.346	%#(k)	7/5/2030	17,640	17,596,503
West Town Mall Trust 2017-KNOX D†	4.346	%#(k)	7/5/2030	21,720	21,305,326
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869	%#(k)	2/15/2044	11,883	12,219,751
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	24	24,393
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%		11/15/2044	25,715	25,843,426
WF-RBS Commercial Mortgage Trust 2012-C10 A3	2.875%		12/15/2045	28,068	27,873,222
WF-RBS Commercial Mortgage Trust 2012-C10 XA IO†	1.563	%#(k)	12/15/2045	55,529	2,709,816
WF-RBS Commercial Mortgage Trust 2012-C6 AS	3.835%		4/15/2045	5,000	5,076,092
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	5,393	5,451,906
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.756	%#(k)	6/15/2045	17,378	17,859,729
WF-RBS Commercial Mortgage Trust 2012-C7 XA IO†	1.399	%#(k)	6/15/2045	332,579	11,589,303
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	1.833	%#(k)	8/15/2045	50,883	2,588,743
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	19,442	19,327,835
WF-RBS Commercial Mortgage Trust 2012-C9 C	4.543	%#(k)	11/15/2045	9,180	9,248,582
WF-RBS Commercial Mortgage Trust 2013-C11 AS	3.311%		3/15/2045	5,000	4,996,188
WF-RBS Commercial Mortgage Trust 2013-C12 AS	3.56%		3/15/2048	26,441	26,827,647
WF-RBS Commercial Mortgage Trust 2013-C13 XA IO†	1.20	%#(k)	5/15/2045	251,755	10,500,289
WF-RBS Commercial Mortgage Trust 2013-C15 A3	3.881%		8/15/2046	6,180	6,364,312
WF-RBS Commercial Mortgage Trust 2014-C19 A4	3.829%		3/15/2047	18,050	18,577,461
WF-RBS Commercial Mortgage Trust 2014-C19 A5	4.101%		3/15/2047	5,065	5,278,562
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.006	%#(k)	5/15/2047	214,174	8,512,937
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.563	%#(k)	5/15/2047	50,603	1,487,090
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.604	%#(k)	8/15/2047	77,369	2,590,088
WF-RBS Commercial Mortgage Trust 2014-C22 A4	3.488%		9/15/2057	22,760	23,031,431
WF-RBS Commercial Mortgage Trust 2014-C22 A4	3.995%		5/15/2047	5,350	5,546,885

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	0.845	%#(k)	9/15/2057	$94,234	$3,240,144
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.45	%#(k)	9/15/2057	37,769	820,813
WFCG Commercial Mortgage Trust 2015-BXRP C†	4.26%(1 Mo. LIBOR + 1.77	%)#	11/15/2029	2,087	2,086,960
WFLD Mortgage Trust 2014-MONT A†	3.755	%#(k)	8/10/2031	8,000	8,129,938
WFRBS Commercial Mortgage Trust 2014-C21 A4	3.41%		8/15/2047	17,434	17,598,722
Total Non-Agency Commercial Mortgage-Backed Securities (cost $11,263,187,465)					11,172,501,743

	Dividend Rate			Shares (000)
PREFERRED STOCK 0.00%

Energy: Exploration & Production

Templar Energy LLC (cost $4,677,792)	Zero Coupon			470	1,173,960	(a)

	Interest Rate			Principal Amount (000)
U.S. TREASURY OBLIGATION 1.59%

U.S. Treasury Note (cost $701,875,659)	2.50%		2/29/2024	$705,644	700,985,649
Total Long-Term Investments (cost $43,461,447,198)					43,150,117,253

SHORT-TERM INVESTMENTS 2.97%

COMMERCIAL PAPER 1.99%

Aerospace/Defense 0.09%

Harris Corp.	2.789%		3/1/2019	41,509	41,509,000

Automotive 0.23%

General Motors Financial Co., Inc.	2.819%		3/1/2019	67,500	67,500,000
Ford Motor Credit Co. LLC	4.39%		11/25/2019	35,163	34,272,937
Total					101,772,937

Chemicals 0.07%

FMC Corp.	2.941%		3/1/2019	8,300	8,300,000
FMC Corp.	3.042%		3/1/2019	22,300	22,300,000
Total					30,600,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 0.09%

Entergy Corp.	2.636%	3/1/2019	$40,000	$40,000,000

Electronics 0.05%

Arrow Electronics, Inc.	2.998%	3/26/2019	19,039	18,999,996
Hitachi Capital America Corp.	2.636%	3/1/2019	3,250	3,250,000
Total				22,249,996

Health Care Products 0.09%

Baxter International, Inc.	2.657%	3/1/2019	39,000	39,000,000

Leisure 0.02%

Royal Caribbean Cruises Ltd.	2.839%	3/1/2019	10,500	10,500,000

Machinery: Agricultural 0.01%

BAT International Finance plc	2.687%	3/1/2019	3,003	3,003,000

Manufacturing 0.05%

Pentair Finance	3.094%	3/7/2019	2,000	1,998,983
Pentair Finance	3.095%	3/7/2019	9,519	9,514,161
Pentair Finance Sarl	3.147%	3/14/2019	3,000	2,996,642
Pentair Finance	3.198%	3/1/2019	5,000	5,000,000
Pentair Finance	3.20%	3/21/2019	5,000	4,991,250
Total				24,501,036

Metals & Minerals: Miscellaneous 0.19%

Glencore Funding LLC	3.215%	4/8/2019	83,355	83,076,964

Oil 0.18%

Apache Corp.	2.859%	3/1/2019	4,000	4,000,000
Apache Corp.	2.891%	3/7/2019	26,470	26,457,427
Apache Corp.	2.912%	3/7/2019	48,530	48,506,786
Total				78,964,213

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 0.69%

Enable Midstream Partners LP	3.529%	6/4/2019	$5,000	$4,955,917
ETP Legacy L.P.	3.093%	3/1/2019	84,500	84,500,000
Kinder Morgan, Inc.	2.738%	3/1/2019	58,500	58,500,000
ONEOK, Inc.	3.043%	3/4/2019	22,750	22,744,313
ONEOK, Inc.	3.043%	3/5/2019	113,046	113,008,318
ONEOK, Inc.	3.044%	3/7/2019	20,000	19,990,000
Total				303,698,548

Retail 0.15%

Autonation, Inc.	2.89%	3/1/2019	64,750	64,750,000

Telecommunications 0.08%

AT&T, Inc.	3.134%	5/28/2019	37,548	37,276,760
Total Commercial Paper (cost $880,698,011)				880,902,454

CONVERTIBLE BOND 0.06%

Technology

Vipshop Holdings Ltd. (China)(d) (cost $26,722,116)	1.50%	3/15/2019	26,780	26,747,168

CORPORATE BONDS 0.27%

Automotive 0.10%

Ford Motor Credit Co. LLC	2.375%	3/12/2019	22,263	22,259,340
Ford Motor Credit Co. LLC	2.597%	11/4/2019	21,495	21,440,671
Total				43,700,011

Drugs 0.04%

Shire Acquisitions Investments Ireland DAC (Ireland)(d)	1.90%	9/23/2019	17,335	17,216,093

Natural Gas 0.02%

WGL Holdings, Inc.	3.029%(3 Mo. LIBOR + .40%)#	11/29/2019	7,775	7,742,029

Oil 0.04%

CNPC General Capital Ltd.†	2.75%	5/14/2019	17,334	17,334,867

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 0.05%

Office Properties Income Trust	3.75%	8/15/2019	$23,435	$23,474,559

Telecommunications 0.02%

Hughes Satellite Systems Corp.	6.50%	6/15/2019	11,076	11,165,992
Total Corporate Bonds (cost $120,345,000)				120,633,551

FOREIGN GOVERNMENT OBLIGATIONS 0.09%

Angola 0.01%

Republic of Angola Via Northern Lights III BV (Netherlands)(d)	7.00%	8/17/2019	3,265	3,285,532

Sri Lanka 0.07%

Republic of Sri Lanka†(d)	5.125%	4/11/2019	33,664	33,682,717

Turkey 0.01%

Export Credit Bank of Turkey (Turkey)†(d)	5.875%	4/24/2019	2,264	2,269,221
Total Foreign Government Obligations (cost $39,118,742)				39,237,470

U.S. TREASURY OBLIGATION 0.06%

U.S. Treasury Bill (cost $27,025,875)	Zero Coupon	3/14/2019	27,049	27,026,082

REPURCHASE AGREEMENTS 0.50%

Repurchase Agreement dated 2/28/2019, 1.45% due 3/1/2019 with Fixed Income Clearing Corp. collateralized by $114,605,000 of U.S. Treasury Note at 2.50% due 2/28/2029; value: $114,605,000; proceeds: $112,357,512			112,353	112,352,987

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

	Principal
	Amount	Fair
Investments	(000)	Value
Repurchase Agreements (continued)

Repurchase Agreement dated 02/28/2019, 2.40% due 03/01/2019 with JPMorgan Chase & Co. collateralized by $111,775,000 of Federal National Mortgage Association at 2.91% due 07/16/2021; value: $112,099,706; proceeds: $110,007,333	$110,000	$110,000,000
Total Repurchase Agreements (cost $222,352,987)		222,352,987
Total Short-Term Investments (cost $1,316,262,731)		1,316,899,712
Total Investments in Securities 100.58% (cost $44,777,709,929)		44,467,016,965
Less Unfunded Loan Commitments (0.07)% (cost $29,389,000)		(29,366,958)
Net Investment 100.51% (cost $44,748,320,929)		44,437,650,007
Liabilities in Excess of Cash, Foreign Cash and Other Assets(l) (0.51%)		(227,470,304)
Net Assets 100.00%		$44,210,179,703

BRL	Brazilian real.
EUR	euro.
GBP	British pound.
AGM	Assured Guaranty Municipal Corporation.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2019.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Securities purchased on a when-issued basis (See Note 2(f)).
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Foreign security traded in U.S. dollars.
(e)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted (non-income producing security).
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2019.
(i)	Interest rate to be determined.
(j)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(l)	Liabilities in Excess of Cash, Foreign Cash and Other Assets iinclude net unrealized appreciation/depreciation on credit default swaps, forward foreign currency exchange contracts and futures contracts as follows:

Credit Default Swaps on Indexes - Sell Protection at February 28, 2019(1):

								Credit
								Default
								Swap
								Agreements
		Fund						Receivable
Referenced	Swap	Receives	Termination	Notional	Notional	Payments	Unrealized	(Payable) at
Issuer*	Counterparty	(Quarterly)	Date	Amount	Value	Upfront(2)	Appreciation(3)	Fair Value(4)
Markit CMBX. NA.A.6	Credit Suisse	2.00%	5/11/2063	$30,000,000	$29,382,256	$(1,217,830)	$600,086	$(617,744)
Markit CMBX. NA.AA.6	Credit Suisse	1.50%	5/11/2063	27,000,000	27,443,923	(337,987)	781,910	443,923
Markit CMBX. NA.A.6	Deutsche Bank	2.00%	5/11/2063	45,000,000	44,073,384	(1,826,746)	900,130	(926,616)
Markit CMBX. NA.AA.6	Deutsche Bank	1.50%	5/11/2063	3,000,000	3,049,325	(37,554)	86,879	49,325
Markit CMBX. NA.A.6	Morgan Stanley	2.00%	5/11/2063	75,000,000	73,455,640	(3,044,576)	1,500,216	(1,544,360)
Markit CMBX. NA.AA.6	Morgan Stanley	1.50%	5/11/2063	15,000,000	15,246,625	(187,770)	434,395	246,625
						$(6,652,463)	$4,303,616	$(2,348,847)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities. (See Note 2(n)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid are presented net of amortization (See Note 2(n)).
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $4,303,616. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at February 28, 2019:

Forward					U.S. $ Cost on	U.S. $
Foreign Currency	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Exchange Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
euro	Sell	Toronto Dominion Bank	3/20/2019	18,180,000	$20,823,863	$20,706,625	$117,238

Forward					U.S. $ Cost on	U.S. $
Foreign Currency	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Exchange Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Canadian dollar	Sell	State Street Bank and Trust	3/5/2019	5,773,000	$4,362,242	$4,387,345	$(25,103)

Open Futures Contracts at February 28, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2019	4,150	Short	$(476,756,275)	$(475,434,375)	$1,321,900

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2019	27,157	Long	$5,766,722,959	$5,762,588,088	$(4,134,871)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Cards	$—	$3,382,959,723	$29,517,368	$3,412,477,091
Other	—	4,372,731,909	13,099,000	4,385,830,909
Remaining Industries	—	3,792,051,669	—	3,792,051,669
Common Stocks
Electric: Power	—	219,903	—	219,903
Oil	10,292,492	1,205,102	—	11,497,594
Convertible Bonds	—	40,843,562	—	40,843,562
Corporate Bonds	—	16,407,508,024	—	16,407,508,024
Floating Rate Loans
Electrical Equipment	—	56,980,352	12,136,430	69,116,782
Machinery: Industrial/Specialty	—	—	6,539,433	6,539,433
Oil	—	—	12,206,660	12,206,660
Real Estate Investment Trusts	—	—	92,158,306	92,158,306
Telecommunications	—	61,504,811	48,194,016	109,698,827
Remaining Industries	—	931,873,935	—	931,873,935
Foreign Government Obligations	—	205,495,639	—	205,495,639
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	1,302,564,733	—	1,302,564,733
Government Sponsored Enterprises Pass-Throughs	—	396,726,741	—	396,726,741
Municipal Bonds	—	69,279,135	—	69,279,135
Non-Agency Commercial Mortgage-Backed Securities	—	11,099,091,190	73,410,553	11,172,501,743
Preferred Stock	—	—	1,173,960	1,173,960
U.S. Treasury Obligation	—	700,985,649	—	700,985,649
Short-Term Investments
Commercial Paper	—	880,902,454	—	880,902,454
Convertible Bond	—	26,747,168	—	26,747,168
Corporate Bonds	—	120,633,551	—	120,633,551
Foreign Government Obligations	—	39,237,470	—	39,237,470
Repurchase Agreements	—	222,352,987	—	222,352,987
U.S. Treasury Obligation	—	27,026,082	—	27,026,082
Total	$10,292,492	$44,138,921,789	$288,435,726	$44,437,650,007
Other Financial Instruments
Credit Default Swap Contracts
Assets	$—	$739,873	$—	$739,873
Liabilities	—	(3,088,720)	—	(3,088,720)
Forward Foreign Currency Exchange Contracts
Assets	—	117,238	—	117,238
Liabilities	—	(25,103)	—	(25,103)
Futures Contracts
Assets	1,321,900	—	—	1,321,900
Liabilities	(4,134,871)	—	—	(4,134,871)
Unfunded Commitments
Assets	—	—	—	—
Liabilities	—	(22,042)	—	(22,042)
Total	$(2,812,971)	$(2,278,754)	$—	$(5,091,725)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - SHORT DURATION INCOME FUND February 28, 2019

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2019.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities	Preferred Stock
Balance as of December 1, 2018	$62,579,000	$304,351,921	$85,069,053	$—
Accrued Discounts (Premiums)	6	130,032	15,816	—
Realized Gain (Loss)	—	45,913	—	—
Change in Unrealized Appreciation (Depreciation)	(6)	(256,757)	685,588	(234,792)
Purchases	42,616,368	70,629,664	—	—
Sales	—	(140,830,649)	—	—
Transfers into Level 3	—	—	—	1,408,752
Transfers out of Level 3	(62,579,000)	(62,835,279)	(12,359,904)	—
Balance as of February 28, 2019	$42,616,368	$171,234,845	$73,410,553	$1,173,960
Change in unrealized appreciation/depreciation for period ended February 28, 2019, related to Level 3 investments held at Februaury 28, 2019	$(6)	$(408,998)	$685,588	$(234,792)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 109.86%

ASSET-BACKED SECURITIES 29.38%

Automobiles 14.69%

ACC Trust 2018-1 B†	4.82%	5/20/2021	$1,922	$1,929,263
ACC Trust 2018-1 C†	6.81%	2/21/2023	1,490	1,508,067
ACC Trust 2019-1 B†	4.47%	10/20/2022	3,041	3,056,147
ACC Trust 2019-1 C†	6.41%	2/20/2024	1,000	1,002,049
Ally Auto Receivables Trust 2016-1 B	1.99%	3/15/2021	13,203	13,168,357
Ally Auto Receivables Trust 2017-5 A2	1.81%	6/15/2020	513	512,394
American Credit Acceptance Receivables Trust 2016-2 C†	6.09%	5/12/2022	1,877	1,902,682
American Credit Acceptance Receivables Trust 2018-1 A†	2.72%	3/10/2021	2,467	2,466,761
American Credit Acceptance Receivables Trust 2018-4 A†	3.38%	12/13/2021	9,508	9,527,665
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	7,481	7,473,342
AmeriCredit Automobile Receivables Trust 2015-2 D	3.00%	6/8/2021	8,749	8,755,313
AmeriCredit Automobile Receivables Trust 2017-2 A2A	1.65%	9/18/2020	192	192,194
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	4,919	4,920,088
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	677	676,220
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	2,022	2,000,447
Americredit Automobile Receivables Trust 2018-2 A2A	2.86%	11/18/2021	21,388	21,376,879
Americredit Automobile Receivables Trust 2018-3 A2A	3.11%	1/18/2022	5,477	5,486,865
Americredit Automobile Receivables Trust 2018-3 A2B	2.73%(1 Mo. LIBOR + .25%)#	1/18/2022	5,477	5,478,019
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	2,990	2,987,822
BMW Vehicle Owner Trust 2018-A A2A	2.09%	11/25/2020	7,115	7,101,849
California Republic Auto Receivables Trust 2015-1 A4	1.82%	9/15/2020	655	654,530
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	5,940	5,919,789
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	750	747,735
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	3,374	3,352,791
California Republic Auto Receivables Trust 2016-2 B	2.52%	5/16/2022	2,393	2,370,880
California Republic Auto Receivables Trust 2017-1 A3	1.90%	3/15/2021	3,305	3,298,467
California Republic Auto Receivables Trust 2017-1 B	2.91%	12/15/2022	1,716	1,701,312
California Republic Auto Receivables Trust 2018-1 A2	2.86%	3/15/2021	8,375	8,370,566
California Republic Auto Receivables Trust 2018-1 B	3.56%	3/15/2023	6,833	6,895,877
Capital Auto Receivables Asset Trust 2017-1 B†	2.43%	5/20/2022	3,190	3,153,967
Capital Auto Receivables Asset Trust 2017-1 C†	2.70%	9/20/2022	4,537	4,464,422
Capital Auto Receivables Asset Trust 2017-1 D†	3.15%	2/20/2025	2,950	2,921,359
Capital Auto Receivables Asset Trust 2018-2 C†	3.69%	12/20/2023	4,810	4,834,111

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	$1,795	$1,785,022
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	646	645,476
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	8,557	8,527,304
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	3,320	3,289,149
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	7,291	7,218,769
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	6/15/2022	1,265	1,265,072
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	888	889,456
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	1,010	1,046,536
CPS Auto Receivables Trust 2017-D A†	1.87%	3/15/2021	1,797	1,793,937
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	1,428	1,422,161
CPS Auto Receivables Trust 2018-A C†	3.05%	12/15/2023	1,277	1,273,435
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	2,879	2,930,502
CPS Auto Trust 2018-C A†	2.87%	9/15/2021	4,540	4,538,340
CPS Auto Trust 2018-C B†	3.43%	7/15/2022	2,173	2,177,337
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	9,500	9,559,549
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	216	216,091
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	3,804	3,837,205
Drive Auto Receivables Trust 2016-AA C†	3.91%	5/17/2021	1,365	1,367,609
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	510	510,398
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	6,742	6,805,133
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	3,018	3,018,983
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	1,735	1,748,279
Drive Auto Receivables Trust 2017-3 C	2.80%	7/15/2022	10,044	10,040,126
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	2,964	2,996,723
Drive Auto Receivables Trust 2017-BA E†	5.30%	7/15/2024	25,156	25,798,718
Drive Auto Receivables Trust 2018-3 A3	3.01%	11/15/2021	6,881	6,889,035
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	2,717	2,721,868
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	6,477	6,501,332
Drive Auto Receivables Trust 2018-4 A2A	2.78%	10/15/2020	3,892	3,892,080
Drive Auto Receivables Trust 2018-4 A3	3.04%	11/15/2021	10,037	10,048,045
Drive Auto Receivables Trust 2018-5 A2A	3.08%	7/15/2021	9,128	9,137,584
Drive Auto Receivables Trust 2018-5 A2B	2.809%(1 Mo. LIBOR + .32%)#	7/15/2021	7,485	7,487,165
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	1,351	1,345,224
First Investors Auto Owner Trust 2017-2A A1†	1.86%	10/15/2021	2,531	2,525,336
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	3,932	3,911,092
First Investors Auto Owner Trust 2017-3A B†	2.72%	4/17/2023	1,475	1,465,373
First Investors Auto Owner Trust 2018-2A A1†	3.23%	12/15/2022	5,553	5,569,821
Flagship Credit Auto Trust 2017-1 A†	1.93%	12/15/2021	821	820,473
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	1,547	1,540,232

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	$2,205	$2,189,329
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	2,485	2,471,395
Flagship Credit Auto Trust 2017-4 C†	2.92%	11/15/2023	3,105	3,070,544
Flagship Credit Auto Trust 2018-1 A†	2.59%	6/15/2022	4,109	4,095,731
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	13,204	13,216,736
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	4,766	4,789,420
Ford Credit Auto Lease Trust 2017-B A2A	1.80%	6/15/2020	3,147	3,142,617
Ford Credit Auto Owner Trust 2014-2 A†	2.31%	4/15/2026	18,526	18,464,175
Ford Credit Auto Owner Trust 2017-2 B†	2.60%	3/15/2029	760	740,052
Foursight Capital Automobile Receivables Trust 2016-1 A2†	2.87%	10/15/2021	818	817,330
Foursight Capital Automobile Receivables Trust 2018-1 A2†	2.85%	8/16/2021	2,498	2,497,308
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	5,179	5,188,825
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	1,758	1,766,612
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	962	966,122
GM Financial Automobile Leasing Trust 2017-2 A2A	1.72%	1/21/2020	360	359,199
GM Financial Consumer Automobile Receivables Trust 2017-3A A2A†	1.71%	9/16/2020	3,396	3,390,463
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%	12/15/2022	697	695,529
Honda Auto Receivables Owner Trust 2016-2 A3	1.39%	4/15/2020	356	355,216
Honda Auto Receivables Owner Trust 2019-1 A2	2.75%	9/20/2021	14,300	14,303,159
Hyundai Auto Lease Securitization Trust 2017-C A2A†	1.89%	3/16/2020	3,975	3,969,188
Mercedes-Benz Auto Lease Trust 2018-A A2	2.20%	4/15/2020	4,932	4,928,684
Mercedes-Benz Auto Lease Trust 2018-B A2	3.04%	12/15/2020	14,619	14,644,108
Mercedes-Benz Auto Receivables Trust 2016-1 A3	1.26%	2/16/2021	1,548	1,540,175
Nissan Auto Receivables Owner Trust 2016-A A3	1.34%	10/15/2020	964	960,777
Santander Drive Auto Receivables Trust 2014-5 E	4.23%	4/15/2022	7,125	7,150,848
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	5,982	5,983,209
Santander Drive Auto Receivables Trust 2015-4 E†	4.54%	11/15/2022	21,300	21,548,901
Santander Drive Auto Receivables Trust 2015-5 C	2.74%	12/15/2021	3,151	3,150,420
Santander Drive Auto Receivables Trust 2016-1 E	5.02%	6/15/2023	14,124	14,362,876
Santander Drive Auto Receivables Trust 2016-2 E	4.38%	9/15/2023	17,024	17,205,205
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	605	604,369
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	1,349	1,344,887
Santander Drive Auto Receivables Trust 2018-1 A2	2.10%	11/16/2020	1,030	1,029,177
Santander Drive Auto Receivables Trust 2018-3 A2A	2.78%	3/15/2021	5,813	5,811,207
SunTrust Auto Receivables Trust 2015-1A A4†	1.78%	1/15/2021	1,330	1,326,988
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	4,877	4,878,556

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

TCF Auto Receivables Owner Trust 2015-1A B†	2.49%	4/15/2021	$5,176	$5,173,122
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	4,025	4,006,542
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%	7/15/2020	1,032	1,031,265
Wheels SPV 2 LLC 2016-1A A2†	1.59%	5/20/2025	406	405,886
Wheels SPV 2 LLC 2018-1A A2†	3.06%	4/20/2027	3,548	3,548,499
World Omni Select Auto Trust 2018-1A A2†	3.24%	4/15/2022	7,669	7,690,939
Total				533,579,789

Credit Cards 5.05%

American Express Credit Account Master Trust 2017-1 A	1.93%	9/15/2022	9,783	9,708,891
American Express Credit Account Master Trust 2017-4 A	1.64%	12/15/2021	28,785	28,731,595
Barclays Dryrock Issuance Trust 2014-3 A	2.41%	7/15/2022	5,974	5,964,918
Capital One Multi-Asset Execution Trust 2016-A4	1.33%	6/15/2022	8,015	7,968,796
Chase Issuance Trust 2012-A4	1.58%	8/15/2021	5,294	5,268,867
Citibank Credit Card Issuance Trust 2014-A1	2.88%	1/23/2023	1,000	1,003,052
Citibank Credit Card Issuance Trust 2017-A9	1.80%	9/20/2021	13,438	13,376,874
Discover Card Execution Note Trust 2012-A6	1.67%	1/18/2022	19,224	19,161,543
Discover Card Execution Note Trust 2014-A4	2.12%	12/15/2021	6,301	6,291,806
Discover Card Execution Note Trust 2016-A4	1.39%	3/15/2022	18,062	17,939,932
Genesis Sales Finance Master Trust Series 2019-AA A†	4.68%	8/20/2023	4,127	4,146,009
Genesis Sales Finance Master Trust Series 2019-AA B†	5.42%	8/20/2023	1,150	1,153,604
Genesis Sales Finance Master Trust Series 2019-AA C†	6.88%	8/20/2023	1,700	1,707,720
Master Credit Card Trust II Series 2018-1A B†	3.245%	7/21/2024	6,431	6,424,717
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%	3/15/2022	7,697	7,696,613
Synchrony Credit Card Master Note Trust 2016-3 A	1.58%	9/15/2022	5,553	5,518,464
Synchrony Credit Card Master Note Trust 2017-2 A	2.62%	10/15/2025	5,631	5,570,066
World Financial Network Credit Card Master Trust 2012-A	3.14%	1/17/2023	5,737	5,738,204
World Financial Network Credit Card Master Trust 2017-B A	1.98%	6/15/2023	8,959	8,935,728
World Financial Network Credit Card Master Trust 2017-C A	2.31%	8/15/2024	14,800	14,660,011
World Financial Network Credit Card Master Trust 2017-C M	2.66%	8/15/2024	6,515	6,450,759
Total				183,418,169

Home Equity 0.01%

New Century Home Equity Loan Trust 2005-A A6	4.684%	8/25/2035	352	351,398

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other 9.63%

Access Point Funding I LLC 2017-A†	3.06%	4/15/2029	$994	$990,203
ALM VII Ltd. 2012-7A A1R†	4.267%(3 Mo. LIBOR + 1.48%)#	10/15/2028	4,732	4,744,048
Apidos CLO XVI 2013-16A CR†	5.761%(3 Mo. LIBOR + 3.00%)#	1/19/2025	1,250	1,251,680
Ares XXIX CLO Ltd. 2014-1A A1R†	3.963%(3 Mo. LIBOR + 1.19%)#	4/17/2026	3,822	3,823,759
Ares XXXIII CLO Ltd. 2015-1A A1R†	4.101%(3 Mo. LIBOR + 1.35%)#	12/5/2025	740	740,234
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%	5/10/2022	852	849,541
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%	9/12/2022	1,200	1,194,883
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021	1,146	1,139,546
Avery Point IV CLO Ltd. 2014-1A BR†	4.371%(3 Mo. LIBOR + 1.60%)#	4/25/2026	2,019	2,018,334
Avery Point V CLO Ltd. 2014-5A BR†	4.273%(3 Mo. LIBOR + 1.50%)#	7/17/2026	2,518	2,507,947
Avery Point VII CLO Ltd. 2015-7A A1†	4.287%(3 Mo. LIBOR + 1.50%)#	1/15/2028	8,181	8,186,815
Benefit Street Partners CLO IV Ltd. 2014-IVA A1R†	4.251%(3 Mo. LIBOR + 1.49%)#	1/20/2029	5,264	5,267,177
Benefit Street Partners CLO IV Ltd. 2014-IVA A2R†	4.811%(3 Mo. LIBOR + 2.05%)#	1/20/2029	7,150	7,154,208
Benefit Street Partners CLO IV Ltd. 2014-IVA BR†	5.661%(3 Mo. LIBOR + 2.90%)#	1/20/2029	2,969	2,970,627
Benefit Street Partners CLO IV Ltd. 2014-IVA CR†	6.811%(3 Mo. LIBOR + 4.05%)#	1/20/2029	4,063	4,065,361
BlueMountain CLO Ltd. 2013-1A A1R†	4.161%(3 Mo. LIBOR + 1.40%)#	1/20/2029	10,512	10,521,593
Cedar Funding VI CLO Ltd. 2016-6A BR†	4.361%(3 Mo. LIBOR + 1.60%)#	10/20/2028	3,950	3,925,636
Conn’s Receivables Funding LLC 2017-B C†	5.95%	11/15/2022	7,326	7,440,368
Daimler Trucks Retail Trust 2018-1 A2†	2.60%	5/15/2020	6,023	6,020,386
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028	688	688,433
Diamond Resorts Owner Trust 2016-1 A†	3.08%	11/20/2028	379	377,332
Diamond Resorts Owner Trust 2017-1A B†	4.11%	10/22/2029	2,811	2,816,646
DLL LLC 2018-1 A3†	3.10%	4/18/2022	10,200	10,219,996
DLL LLC 2018-ST2 A2†	3.14%	10/20/2020	14,173	14,170,969
DRB Prime Student Loan Trust 2015-D A2†	3.20%	1/25/2040	2,976	2,961,195
Engs Commercial Finance Trust 2018-1A A1†	2.97%	2/22/2021	6,007	5,998,868
Ford Credit Floorplan Master Owner Trust 2017-2 A1	2.16%	9/15/2022	6,558	6,487,774
Ford Credit Floorplan Master Owner Trust 2018 4 A	4.06%	11/15/2030	4,576	4,647,107

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Galaxy XXI CLO Ltd. 2015-21A AR†	3.781%(3 Mo. LIBOR + 1.02	%)#	4/20/2031	$1,970	$1,944,668
GMF Floorplan Owner Revolving Trust 2016-1 A1†	1.96%		5/17/2021	7,146	7,135,537
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	4.921%(3 Mo. LIBOR + 2.15	%)#	7/25/2027	1,496	1,455,867
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	7,811	7,906,019
ICG US CLO Ltd. 2015-2A AR†	3.629%(3 Mo. LIBOR + .85	%)#	1/16/2028	8,495	8,443,314
Jamestown CLO VII Ltd. 2015-7A CR†	5.371%(3 Mo. LIBOR + 2.60	%)#	7/25/2027	4,209	4,022,218
JFIN CLO Ltd. 2014-1A B1R†	4.211%(3 Mo. LIBOR + 1.45	%)#	4/21/2025	4,500	4,488,407
KVK CLO Ltd. 2016-1A C†	5.937%(3 Mo. LIBOR + 3.15	%)#	1/15/2029	4,936	4,980,018
Madison Park Funding XXI Ltd. 2016-21A A1†	4.301%(3 Mo. LIBOR + 1.53	%)#	7/25/2029	2,129	2,143,612
Massachusetts Educational Financing Authority 2008-1 A1	3.721%(3 Mo. LIBOR + .95	%)#	4/25/2038	3,333	3,338,908
Mountain View CLO X Ltd. 2015-10A BR†	4.147%(3 Mo. LIBOR + 1.35	%)#	10/13/2027	4,300	4,237,173
Navient Private Education Refi Loan Trust 2018-DA A2A†	4.00%		12/15/2059	3,732	3,845,688
Navient Student Loan Trust 2016-7A A†	3.64%(1 Mo. LIBOR + 1.15	%)#	3/25/2066	5,085	5,151,772
Navient Student Loan Trust 2017-2A A†	3.54%(1 Mo. LIBOR + 1.05	%)#	12/27/2066	8,062	8,112,617
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%		4/15/2021	27,439	27,437,334
OHA Loan Funding Ltd. 2016-1A B1†	4.561%(3 Mo. LIBOR + 1.80	%)#	1/20/2028	12,625	12,546,002
OneMain Financial Issuance Trust 2015-1A A†	3.19%		3/18/2026	325	325,117
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	1,749	1,756,392
OneMain Financial Issuance Trust 2016-2A B†	5.94%		3/20/2028	309	312,167
Orec Ltd. 2018-CRE1 A†	3.669%(1 Mo. LIBOR + 1.18	%)#	6/15/2036	6,539	6,512,912
Palmer Square Loan Funding Ltd. 2017-1A B†	4.487%(3 Mo. LIBOR + 1.70	%)#	10/15/2025	3,500	3,408,100
Palmer Square Loan Funding Ltd. 2018-1A A1†	3.387%(3 Mo. LIBOR + .60	%)#	4/15/2026	7,223	7,175,640
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.837%(3 Mo. LIBOR + 1.05	%)#	4/15/2026	2,878	2,797,823
Palmer Square Loan Funding Ltd. 2018-1A B†	4.187%(3 Mo. LIBOR + 1.40	%)#	4/15/2026	2,179	2,093,759
Palmer Square Loan Funding Ltd. 2018-5A A1†	3.32%(3 Mo. LIBOR + .85	%)#	1/20/2027	6,807	6,786,579

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Palmer Square Loan Funding Ltd. 2018-5A A2†	3.87%(3 Mo. LIBOR + 1.40	%)#	1/20/2027	$1,618	$1,592,656
Pennsylvania Higher Education Assistance Agency 2006-1 B	3.041%(3 Mo. LIBOR + .27	%)#	4/25/2038	1,885	1,788,990
PFS Financing Corp. 2018-B†	3.08%		2/15/2023	3,180	3,156,508
Regatta VI Funding Ltd. 2016-1A CR†	4.811%(3 Mo. LIBOR + 2.05	%)#	7/20/2028	3,106	3,017,874
Riserva Clo Ltd. 2016-3A A†	4.24%(3 Mo. LIBOR + 1.46	%)#	10/18/2028	1,066	1,067,119
SCF Equipment Leasing LLC 2017-2A A†	3.41%		12/20/2023	1,987	1,986,914
SCF Equipment Leasing LLC 2018-1A A2†	3.63%		10/20/2024	7,541	7,564,753
Shackleton CLO Ltd. 2016-9A B†	4.661%(3 Mo. LIBOR + 1.90	%)#	10/20/2028	3,333	3,337,355
SLC Student Loan Trust 2008-1 A4A	4.388%(3 Mo. LIBOR + 1.60	%)#	12/15/2032	11,462	11,736,338
SLM Private Education Loan Trust 2010-A 2A†	5.739%(1 Mo. LIBOR + 3.25	%)#	5/16/2044	464	469,434
Sound Point CLO XI Ltd. 2016-1A AR†	3.861%(3 Mo. LIBOR + 1.10	%)#	7/20/2028	3,749	3,734,747
Sound Point Clo XII Ltd. 2016-2A CR†(a)	5.147%(3 Mo. LIBOR + 2.60	%)#	10/20/2028	5,210	5,210,000
TCI-Symphony CLO Ltd. 2016-1A A†	4.277%(3 Mo. LIBOR + 1.48	%)#	10/13/2029	1,134	1,136,856
THL Credit Wind River CLO Ltd. 2012-1A BR†	4.637%(3 Mo. LIBOR + 1.85	%)#	1/15/2026	3,000	3,001,647
Towd Point Asset Trust 2018-SL1 A†	3.11%(1 Mo. LIBOR + .60	%)#	1/25/2046	6,558	6,489,708
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	3.619%(1 Mo. LIBOR + 1.13	%)#	11/15/2037	6,669	6,670,378
Tralee CLO III Ltd. 2014-3A AR†	3.791%(3 Mo. LIBOR + 1.03	%)#	10/20/2027	10,067	10,011,302
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	2,850	2,848,337
WhiteHorse VIII Ltd. 2014-1A AR†	3.636%(3 Mo. LIBOR + .90	%)#	5/1/2026	8,093	8,072,699
Wingstop Funding LLC 2018-1 A2†	4.97%		12/5/2048	5,398	5,539,913
Total					349,971,837
Total Asset-Backed Securities (cost $1,068,110,116)					1,067,321,193

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2019

Investments				Shares (000)		Fair Value
COMMON STOCKS 0.00%

Electric: Power 0.00%

Eneva SA*(b)				BRL	3	$12,198

Oil 0.00%

Dommo Energia SA*(b)				BRL	305	61,360
Total Common Stocks (cost $139,928)						73,558

	Interest Rate		Maturity Date	Principal Amount (000)
CORPORATE BONDS 20.15%

Aerospace/Defense 0.34%

Kratos Defense & Security Solutions, Inc.†	6.50%		11/30/2025		$5,299	5,504,336
United Technologies Corp.	3.65%		8/16/2023		6,544	6,641,364
Total						12,145,700

Apparel 0.07%

PVH Corp.	7.75%		11/15/2023		2,290	2,583,887

Auto Parts: Original Equipment 0.04%

Aptiv plc (Ireland)(a)(c)	4.35%		3/15/2029		1,482	1,480,207

Automotive 0.90%

Aston Martin Capital Holdings Ltd. (Jersey)†(c)	6.50%		4/15/2022		1,797	1,784,978
Daimler Finance North America LLC†	3.75%		2/22/2028		7,425	7,142,369
Ford Motor Co.	7.45%		7/16/2031		10,643	11,234,033
General Motors Co.	6.60%		4/1/2036		10,296	10,645,516
Tesla, Inc.†	5.30%		8/15/2025		1,953	1,745,494
Total						32,552,390

Banks: Regional 4.23%

Akbank T AS (Turkey)†(c)	4.00%		1/24/2020		2,450	2,426,894
Banco de Credito e Inversiones SA (Chile)†(c)	3.50%		10/12/2027		3,725	3,517,834
Banco Nacional de Comercio Exterior SNC†	4.375%		10/14/2025		1,000	972,500
Bank of America Corp.	3.593%(3 Mo. LIBOR + 1.37	%) #	7/21/2028		8,052	7,884,981

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Bank of America Corp.	3.95%		4/21/2025	$2,775	$2,775,855
Bank of America Corp.	4.00%		1/22/2025	4,554	4,565,951
Bank of America Corp.	4.45%		3/3/2026	2,000	2,038,363
Citigroup, Inc.	3.887%(3 Mo. LIBOR + 1.56	%)#	1/10/2028	12,492	12,451,629
Citigroup, Inc.	4.45%		9/29/2027	4,060	4,078,089
Goldman Sachs Group, Inc. (The)	4.223	%#(d)	5/1/2029	3,428	3,437,977
Goldman Sachs Group, Inc. (The)	6.25%		2/1/2041	3,848	4,641,915
JPMorgan Chase & Co.	3.54%(3 Mo. LIBOR + 1.38	%)#	5/1/2028	3,733	3,664,599
JPMorgan Chase & Co.	3.782%(3 Mo. LIBOR + 1.34	%)#	2/1/2028	17,149	17,136,970
Macquarie Group Ltd. (Australia)†(c)	4.654	%#(d)	3/27/2029	9,640	9,566,658
Morgan Stanley	3.625%		1/20/2027	12,186	11,961,578
Morgan Stanley	3.875%		1/27/2026	637	639,730
Morgan Stanley	4.00%		7/23/2025	7,227	7,348,714
Morgan Stanley	7.25%		4/1/2032	523	680,721
Popular, Inc.	6.125%		9/14/2023	683	706,051
Santander UK plc (United Kingdom)†(c)	5.00%		11/7/2023	1,480	1,491,572
Santander UK plc (United Kingdom)(c)	7.95%		10/26/2029	4,693	5,521,577
Toronto-Dominion Bank (The) (Canada)(c)	3.625%(5 Yr. Swap + 2.21	%)#	9/15/2031	9,952	9,617,399
Turkiye Garanti Bankasi AS (Turkey)†(c)	6.25%		4/20/2021	1,100	1,110,941
UBS AG	7.625%		8/17/2022	8,638	9,522,402
UBS AG (Switzerland)(c)	5.125%		5/15/2024	5,416	5,529,736
Wells Fargo Bank NA	5.85%		2/1/2037	9,276	10,887,472
Wells Fargo Bank NA	6.60%		1/15/2038	7,573	9,585,148
Total					153,763,256

Beverages 0.14%

Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.†	4.70%		2/1/2036	3,202	3,104,026
Becle SAB de CV (Mexico)†(c)	3.75%		5/13/2025	1,900	1,847,666
Total					4,951,692

Business Services 0.25%

Adani Ports & Special Economic Zone Ltd. (India)†(c)	4.00%		7/30/2027	2,055	1,889,983
Ahern Rentals, Inc.†	7.375%		5/15/2023	2,095	1,943,112
United Rentals North America, Inc.	4.875%		1/15/2028	3,766	3,605,192
Weight Watchers International, Inc.†	8.625%		12/1/2025	1,783	1,660,419
Total					9,098,706

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Chemicals 0.62%

Braskem Netherlands Finance BV (Netherlands)†(c)	4.50%	1/10/2028		$3,800	$3,747,750
CNAC HK Finbridge Co. Ltd. (Hong Kong)(c)	3.50%	7/19/2022		4,000	3,948,904
Mexichem SAB de CV (Mexico)†(c)	4.875%	9/19/2022		1,364	1,408,194
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(c)	3.949%	4/24/2023		6,720	6,501,667
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		6,634	5,771,580
Syngenta Finance NV (Netherlands)†(c)	4.441%	4/24/2023		1,200	1,201,217
Total					22,579,312

Coal 0.10%

Peabody Energy Corp.†	6.375%	3/31/2025		3,665	3,617,355

Computer Hardware 0.32%

Banff Merger Sub, Inc.†(b)	8.375%	9/1/2026	EUR	1,170	1,319,564
Dell International LLC/EMC Corp.†	5.45%	6/15/2023		$1,752	1,842,381
Dell International LLC/EMC Corp.†	6.02%	6/15/2026		863	916,032
Dell International LLC/EMC Corp.†	8.35%	7/15/2046		6,553	7,678,585
Total					11,756,562

Computer Software 0.17%

InterXion Holding NV†(b)	4.75%	6/15/2025	EUR	2,360	2,847,993
Oracle Corp.	6.125%	7/8/2039		$2,768	3,432,624
Total					6,280,617

Construction/Homebuilding 0.45%

PulteGroup, Inc.	7.875%	6/15/2032		3,136	3,402,560
Taylor Morrison Communities, Inc.	6.625%	5/15/2022		3,521	3,635,432
TRI Pointe Group, Inc.	5.25%	6/1/2027		2,171	1,956,614
William Lyon Homes, Inc.	5.875%	1/31/2025		2,154	1,949,370
William Lyon Homes, Inc.	6.00%	9/1/2023		3,834	3,584,790
Williams Scotsman International, Inc.†	6.875%	8/15/2023		1,763	1,736,555
Total					16,265,321

Diversified 0.02%

KOC Holding AS (Turkey)†(c)	5.25%	3/15/2023		625	609,661

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Drugs 0.16%

Bausch Health Americas, Inc.†	9.25%	4/1/2026		$3,267	$3,528,360
Bayer Corp.†	6.65%	2/15/2028		1,881	2,123,277
Total					5,651,637

Electric: Power 1.38%

Ausgrid Finance Pty Ltd. (Australia)†(c)	4.35%	8/1/2028		7,038	7,060,264
Berkshire Hathaway Energy Co.	3.80%	7/15/2048		2,177	1,989,384
Calpine Corp.	5.75%	1/15/2025		1,860	1,783,275
Electricite de France SA (France)†(c)	5.00%	9/21/2048		8,007	7,891,315
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(c)	4.45%	8/1/2035		1,845	1,826,550
Entergy Louisiana LLC	4.00%	3/15/2033		2,862	2,909,040
Exelon Generation Co. LLC	5.60%	6/15/2042		564	559,099
Exelon Generation Co. LLC	6.25%	10/1/2039		4,230	4,483,986
Massachusetts Electric Co.†	4.004%	8/15/2046		3,105	2,908,160
Metropolitan Edison Co.†	4.30%	1/15/2029		5,793	5,868,770
Minejesa Capital BV (Netherlands)†(c)	4.625%	8/10/2030		1,800	1,697,792
PSEG Power LLC	8.625%	4/15/2031		2,322	3,038,201
South Carolina Electric & Gas Co.	6.05%	1/15/2038		4,911	5,857,872
South Carolina Electric & Gas Co.	6.625%	2/1/2032		1,709	2,089,696
Total					49,963,404

Electronics 0.00%

Trimble, Inc.	4.90%	6/15/2028		158	157,051

Engineering & Contracting Services 0.25%

China Railway Resources Huitung Ltd. (Hong Kong)(c)	3.85%	2/5/2023		2,849	2,863,011
Indika Energy Capital III Pte Ltd. (Singapore)†(c)	5.875%	11/9/2024		4,200	3,951,839
Promontoria Holding BV†(b)	6.75%	8/15/2023	EUR	2,000	2,319,387
Total					9,134,237

Entertainment 0.09%

Jacobs Entertainment, Inc.†	7.875%	2/1/2024		$2,986	3,135,300

Financial Services 1.16%

Affiliated Managers Group, Inc.	3.50%	8/1/2025		3,039	2,942,022
Affiliated Managers Group, Inc.	4.25%	2/15/2024		1,612	1,657,078

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

GE Capital International Funding Co. Unlimited Co. (Ireland)(c)	4.418%	11/15/2035	$16,043	$14,516,129
International Lease Finance Corp.	5.875%	4/1/2019	8,844	8,857,985
International Lease Finance Corp.	5.875%	8/15/2022	1,071	1,139,451
Navient Corp.	6.75%	6/25/2025	1,809	1,775,081
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	2,867	2,848,669
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	4,780	4,070,873
SURA Asset Management SA (Colombia)†(c)	4.375%	4/11/2027	4,400	4,332,944
Total				42,140,232

Food 0.21%

Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	6.625%	6/15/2024	1,791	1,799,955
Arcor SAIC (Argentina)†(c)	6.00%	7/6/2023	2,538	2,482,926
Campbell Soup Co.	3.80%	8/2/2042	3,085	2,346,749
Gruma SAB de CV (Mexico)†(c)	4.875%	12/1/2024	1,100	1,130,261
Total				7,759,891

Health Care Services 0.45%

Acadia Healthcare Co., Inc.	6.50%	3/1/2024	2,531	2,531,000
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	4,553	4,530,235
HCA, Inc.	5.25%	6/15/2026	2,455	2,592,499
HCA, Inc.	7.50%	11/6/2033	880	1,007,600
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022	1,830	1,813,457
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	3,820	3,929,825
Total				16,404,616

Insurance 0.14%

Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	2,459	2,634,688
Willis North America, Inc.	7.00%	9/29/2019	2,555	2,607,120
Total				5,241,808

Investment Management Companies 0.10%

BrightSphere Investment Group plc (United Kingdom)(c)	4.80%	7/27/2026	3,066	2,932,096
Grupo de Inversiones Suramericana SA (Colombia)†(c)	5.50%	4/29/2026	750	780,000
Total				3,712,096

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leisure 0.14%

Carnival plc	7.875%	6/1/2027	$3,957	$4,967,031

Machinery: Industrial/Specialty 0.48%

Kennametal, Inc.	4.625%	6/15/2028	3,687	3,614,424
Nvent Finance Sarl (Luxembourg)(c)	4.55%	4/15/2028	13,974	13,664,861
Total				17,279,285

Manufacturing 0.28%
General Electric Co.	3.113%(3 Mo. LIBOR + .38%)#	5/5/2026	4,575	4,101,148
General Electric Co.	6.15%	8/7/2037	239	256,941
Siemens Financieringsmaatschappij NV (Netherlands)†(c)	2.35%	10/15/2026	6,435	5,933,760
Total				10,291,849

Media 1.40%

21st Century Fox America, Inc.	7.75%	12/1/2045	2,990	4,410,762
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	3,487	3,622,261
Cox Communications, Inc.†	4.50%	6/30/2043	3,215	2,671,104
Cox Communications, Inc.†	4.70%	12/15/2042	2,680	2,340,576
Cox Communications, Inc.†	8.375%	3/1/2039	5,603	7,090,923
Gray Television, Inc.†	7.00%	5/15/2027	1,699	1,800,940
Myriad International Holdings BV (Netherlands)†(c)	5.50%	7/21/2025	5,300	5,545,920
Time Warner Cable LLC	6.55%	5/1/2037	725	769,868
Time Warner Cable LLC	7.30%	7/1/2038	4,648	5,255,307
Time Warner Entertainment Co. LP	8.375%	7/15/2033	4,078	5,167,763
VTR Finance BV (Chile)†(c)	6.875%	1/15/2024	3,496	3,605,250
Warner Media LLC	6.25%	3/29/2041	4,411	4,876,238
Ziggo BV (Netherlands)†(c)	5.50%	1/15/2027	3,964	3,835,170
Total				50,992,082

Metals & Minerals: Miscellaneous 0.89%

Anglo American Capital plc (United Kingdom)†(c)	4.00%	9/11/2027	10,010	9,442,152
Anglo American Capital plc (United Kingdom)†(c)	4.75%	4/10/2027	5,318	5,284,546
Barrick North America Finance LLC	7.50%	9/15/2038	711	886,724
Corp. Nacional del Cobre de Chile (Chile)†(c)	4.50%	9/16/2025	4,400	4,639,161
Freeport-McMoRan, Inc.	3.875%	3/15/2023	1,814	1,792,196
Glencore Finance Canada Ltd. (Canada)†(c)	5.55%	10/25/2042	4,568	4,415,441
Indonesia Asahan Aluminium Persero PT (Indonesia)†(c)	6.53%	11/15/2028	440	483,356

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)

Kinross Gold Corp. (Canada)(c)	5.95%	3/15/2024	$1,969	$2,077,295
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(c)	4.10%	4/11/2023	3,200	3,122,064
Total				32,142,935

Natural Gas 0.14%

Dominion Energy Gas Holdings LLC	4.60%	12/15/2044	4,920	4,985,497

Oil 1.71%

Afren plc (United Kingdom)†(c)(e)	10.25%	4/8/2019	2,537	21,363
Berry Petroleum Co. LLC†	7.00%	2/15/2026	2,002	2,007,005
California Resources Corp.†	8.00%	12/15/2022	4,420	3,541,525
Ecopetrol SA (Colombia)(c)	5.875%	5/28/2045	1,866	1,888,485
Eni SpA (Italy)†(c)	5.70%	10/1/2040	12,550	12,960,092
Equinor ASA (Norway)(c)	7.15%	11/15/2025	4,060	4,927,739
Gazprom OAO via Gaz Capital SA (Luxembourg)†(c)	4.95%	2/6/2028	1,300	1,273,505
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	1,844	1,816,340
Indigo Natural Resources LLC†	6.875%	2/15/2026	1,800	1,579,500
Kerr-McGee Corp.	7.875%	9/15/2031	1,873	2,317,198
MEG Energy Corp. (Canada)†(c)	7.00%	3/31/2024	1,788	1,644,960
OGX Austria GmbH (Brazil)†(c)(e)	8.50%	6/1/2018	1,730	35
Pertamina Persero PT (Indonesia)†(c)	5.625%	5/20/2043	2,300	2,324,127
Petrobras Global Finance BV (Netherlands)(c)	4.375%	5/20/2023	2,346	2,358,316
Petrobras Global Finance BV (Netherlands)(c)	7.25%	3/17/2044	5,436	5,825,353
Petroleos Mexicanos (Mexico)(c)	4.50%	1/23/2026	6,372	5,706,126
Sinopec Group Overseas Development Ltd.†	4.375%	10/17/2023	1,548	1,603,511
SM Energy Co.	6.625%	1/15/2027	2,252	2,156,290
Valero Energy Corp.	10.50%	3/15/2039	4,131	6,419,970
YPF SA (Argentina)†(c)	8.50%	7/28/2025	1,787	1,750,903
Total				62,122,343

Oil: Crude Producers 0.63%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(c)	4.60%	11/2/2047	2,240	2,275,363
Colonial Pipeline Co.†	4.25%	4/15/2048	4,898	4,717,258
Energy Transfer Operating LP	6.25%	4/15/2049	700	753,909
Energy Transfer Partners LP/Regency Energy Finance Corp.	5.00%	10/1/2022	470	489,036

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	$3,850	$3,974,435
Northern Natural Gas Co.†	4.30%	1/15/2049	2,437	2,352,383
Peru LNG Srl (Peru)†(c)	5.375%	3/22/2030	900	925,245
Sabine Pass Liquefaction LLC	5.625%	3/1/2025	6,968	7,547,960
Total				23,035,589

Oil: Integrated Domestic 0.43%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	4.08%	12/15/2047	14,156	12,528,428
Halliburton Co.	7.45%	9/15/2039	571	750,228
Transocean Proteus Ltd.†	6.25%	12/1/2024	2,102	2,154,140
Total				15,432,796

Paper & Forest Products 0.10%

Fibria Overseas Finance Ltd. (Brazil)(c)	4.00%	1/14/2025	3,850	3,787,438

Real Estate Investment Trusts 1.08%

China Evergrande Group (China)(c)	8.75%	6/28/2025	7,000	6,291,516
Country Garden Holdings Co. Ltd. (China)(c)	4.75%	1/17/2023	1,483	1,401,537
Country Garden Holdings Co. Ltd. (China)(c)	4.75%	9/28/2023	2,517	2,340,659
EPR Properties	4.50%	6/1/2027	7,249	7,169,653
EPR Properties	4.75%	12/15/2026	3,792	3,820,521
EPR Properties	4.95%	4/15/2028	2,029	2,071,158
Shimao Property Holdings Ltd. (Hong Kong)(c)	4.75%	7/3/2022	3,200	3,145,357
VEREIT Operating Partnership LP	4.875%	6/1/2026	12,863	13,130,134
Total				39,370,535

Retail 0.15%

CEC Entertainment, Inc.	8.00%	2/15/2022	3,896	3,574,580
IRB Holding Corp.†	6.75%	2/15/2026	1,873	1,774,668
Total				5,349,248

Steel 0.15%

Cleveland-Cliffs, Inc.	5.75%	3/1/2025	4,188	4,104,240
Vale Overseas Ltd. (Brazil)(c)	6.875%	11/10/2039	1,300	1,433,250
Total				5,537,490

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology 0.43%

Baidu, Inc. (China)(c)	3.50%	11/28/2022	$3,350	$3,342,529
Match Group, Inc.†	5.00%	12/15/2027	1,834	1,823,051
Netflix, Inc.	4.375%	11/15/2026	4,468	4,297,680
Tencent Holdings Ltd. (China)†(c)	3.595%	1/19/2028	6,500	6,297,840
Total				15,761,100

Telecommunications 0.26%

Intelsat Connect Finance SA (Luxembourg)†(c)	9.50%	2/15/2023	2,650	2,577,125
Ooredoo International Finance Ltd.†	3.75%	6/22/2026	1,800	1,773,972
Sprint Capital Corp.	6.875%	11/15/2028	1,938	1,917,409
Verizon Communications, Inc.	3.784%(3 Mo. LIBOR + 1.10%)#	5/15/2025	3,016	3,008,767
Total				9,277,273

Transportation: Miscellaneous 0.18%

Autoridad del Canal de Panama (Panama)†(c)	4.95%	7/29/2035	200	209,250
Burlington Northern Santa Fe LLC	5.75%	5/1/2040	1,161	1,399,588
Pelabuhan Indonesia III Persero PT (Indonesia)†(c)	4.50%	5/2/2023	1,500	1,517,122
Rumo Luxembourg Sarl (Luxembourg)†(c)	7.375%	2/9/2024	3,163	3,402,756
Total				6,528,716

Utilities 0.11%

Aegea Finance Sarl (Brazil)†(c)	5.75%	10/10/2024	3,936	3,892,743
Total Corporate Bonds (cost $743,145,322)				731,738,888

FLOATING RATE LOANS(f) 0.16%

Service 0.10%

North American Lifting Holdings, Inc. 1st Lien Initial Term Loan	7.303%(3 Mo. LIBOR + 4.50%)	11/27/2020	4,007	3,671,296

Transportation: Miscellaneous 0.06%

Gruden Acquisition, Inc. 2nd Lien Term Loan	11.303%(3 Mo. LIBOR + 8.50%)	8/18/2023	2,238	2,221,215
Total Floating Rate Loans (cost $6,130,809)				5,892,511

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN BOND 0.04%

Mexico

Red de Carreteras de Occidente S.A.P.I.B. de CV†(b) (cost $2,515,343)	9.00%	6/10/2028	MXN	31,250	$1,538,089

FOREIGN GOVERNMENT OBLIGATIONS 3.07%

Angola 0.12%

Republic of Angola†(c)	9.50%	11/12/2025		$3,900	4,438,688

Argentina 1.39%

City of Buenos Aires(b)	53.08%(BADLAR + 3.25%)#	3/29/2024	ARS	12,100	284,793
Provincia de Buenos Aires†(c)	6.50%	2/15/2023		$1,533	1,314,548
Provincia de Mendoza†(c)	8.375%	5/19/2024		2,850	2,511,562
Republic of Argentina(c)	4.625%	1/11/2023		2,120	1,803,325
Republic of Argentina(c)	5.625%	1/26/2022		22,825	20,559,619
Republic of Argentina(c)	6.875%	4/22/2021		20,000	19,025,000
Republic of Argentina(c)	8.28%	12/31/2033		5,701	4,908,348
Total					50,407,195

Bahamas 0.14%

Commonwealth of Bahamas†(c)	6.00%	11/21/2028		2,750	2,839,375
Commonwealth of Bahamas†(c)	6.95%	11/20/2029		1,943	2,108,155
Total					4,947,530

Bermuda 0.08%

Government of Bermuda†	3.717%	1/25/2027		3,090	3,029,220

Dominican Republic 0.04%

Dominican Republic†(c)	6.50%	2/15/2048		1,500	1,509,375

Egypt 0.09%

Arab Republic of Egypt†(c)	6.125%	1/31/2022		1,700	1,729,182

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Egypt (continued)

Arab Republic of Egypt†(c)	7.903%	2/21/2048	$1,560	$1,529,842
Total				3,259,024

Ghana 0.04%

Republic of Ghana†(c)	7.875%	8/7/2023	1,535	1,605,917

Latvia 0.06%

Republic of Latvia†(c)	5.25%	6/16/2021	2,047	2,138,716

Lithuania 0.12%

Republic of Lithuania†(c)	7.375%	2/11/2020	4,078	4,249,570

Mexico 0.25%

United Mexican States(c)	3.75%	1/11/2028	3,915	3,753,506
United Mexican States(c)	4.00%	10/2/2023	5,095	5,153,414
Total				8,906,920

Nigeria 0.05%

Republic of Nigeria†(c)	7.143%	2/23/2030	2,000	1,999,190

Qatar 0.22%

State of Qatar†(c)	3.25%	6/2/2026	5,701	5,624,709
State of Qatar†(c)	5.103%	4/23/2048	2,100	2,270,667
Total				7,895,376

Romania 0.01%

Republic of Romania†(c)	6.125%	1/22/2044	320	362,115

Sri Lanka 0.06%

Republic of Sri Lanka†(c)	6.25%	7/27/2021	1,000	1,008,516
Republic of Sri Lanka†(c)	6.85%	11/3/2025	1,100	1,083,367
Total				2,091,883

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Turkey 0.40%

Export Credit Bank of Turkey (Turkey)†(c)	8.25%		1/24/2024	$2,650	$2,762,082
Republic of Turkey(c)	3.25%		3/23/2023	1,350	1,235,857
Republic of Turkey(c)	5.625%		3/30/2021	8,005	8,087,668
Republic of Turkey(c)	5.75%		3/22/2024	2,625	2,581,013
Total					14,666,620
Total Foreign Government Obligations (cost $114,014,667)					111,507,339

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.61%

Federal Home Loan Mortgage Corp. K072 A2	3.444%		12/25/2027	7,090	7,218,321
Federal Home Loan Mortgage Corp. Q001 XA IO	2.261	%#(g)	2/25/2032	17,382	2,445,703
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	202	199,447
Government National Mortgage Assoc. 2015-47 AE	2.90	%#(g)	11/16/2055	6,423	6,304,955
Government National Mortgage Assoc. 2015-48 AS	2.90	%#(g)	2/16/2049	5,271	5,163,519
Government National Mortgage Assoc. 2015-73 AC	2.90	%#(g)	2/16/2053	1,357	1,322,584
Government National Mortgage Assoc. 2017-168 AS	2.70%		8/16/2058	11,024	10,570,102
Government National Mortgage Assoc. 2017-41 AS	2.60%		6/16/2057	8,544	8,140,280
Government National Mortgage Assoc. 2017-69 AS	2.75%		2/16/2058	4,422	4,290,446
Government National Mortgage Assoc. 2017-71 AS	2.70%		4/16/2057	2,906	2,797,332
Government National Mortgage Assoc. 2017-86 AS	2.75%		2/16/2058	3,408	3,299,481
Government National Mortgage Assoc. 2017-89 AB	2.60%		7/16/2058	2,848	2,742,980
Government National Mortgage Assoc. 2017-90 AS	2.70%		7/16/2057	3,973	3,811,294
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $60,101,865)					58,306,444

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 34.88%

Federal Home Loan Mortgage Corp.(h)	4.00%		TBA	154,940	158,012,091
Federal Home Loan Mortgage Corp.	5.00%		6/1/2026	980	1,015,523
Federal National Mortgage Assoc.(h)	3.50%		TBA	58,600	58,616,073
Federal National Mortgage Assoc.(h)	4.00%		TBA	247,360	252,186,417
Federal National Mortgage Assoc.(h)	4.50%		TBA	765,650	792,256,238
Federal National Mortgage Assoc.	5.50%		9/1/2034 - 4/1/2036	4,560	4,963,480
Total Government Sponsored Enterprises Pass-Throughs (cost $1,268,059,839)					1,267,049,822

MUNICIPAL BONDS 0.13%

Miscellaneous

North Texas Tollway Auth	8.91%		2/1/2030	2,875	3,014,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous (continued)

Pennsylvania	5.35%		5/1/2030	$1,600	$1,635,200
Total					4,649,580
Total Municipal Bonds (cost $4,656,404)					4,649,580

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.91%

Atrium Hotel Portfolio Trust 2018-ATRM A†	3.439%(1 Mo. LIBOR + .95	%)#	6/15/2035	3,567	3,553,164
Bancorp Commercial Mortgage Trust (The) 2018-CR3 A†	3.339%(1 Mo. LIBOR + .85	%)#	1/15/2033	3,096	3,064,181
BB-UBS Trust 2012-SHOW A†	3.43%		11/5/2036	8,833	8,846,965
BWAY Mortgage Trust 2015-1740 A†	2.917%		1/10/2035	6,137	5,995,400
BX Trust 2018-GW A†	3.289%(1 Mo. LIBOR + .80	%)#	5/15/2035	9,610	9,554,221
Caesars Palace Las Vegas Trust 2017-VICI A†	3.531%		10/15/2034	10,391	10,519,036
Caesars Palace Las Vegas Trust 2017-VICI B†	3.835%		10/15/2034	6,358	6,452,028
Citigroup Commercial Mortgage Trust 2014-GC25 XB IO	0.183	%#(g)	10/10/2047	50,626	609,542
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	8,100	6,499,741
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.168	%#(g)	8/10/2047	5,160	201,904
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.44	%#(g)	7/10/2050	1,570	1,598,642
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.44	%#(g)	7/10/2050	2,684	2,689,384
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.44	%#(g)	7/10/2050	7,822	6,951,942
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	3,000	2,731,104
DBWF Mortgage Trust 2015-LCM D†	3.421	%#(g)	6/10/2034	1,620	1,474,342
DBWF Mortgage Trust 2018-GLKS A†	3.51%(1 Mo. LIBOR + 1.03	%)#	11/19/2035	6,411	6,415,135
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.382	%#(g)	12/15/2034	1,732	1,716,480
GS Mortgage Securities Corp. Trust 2018-FBLU A†	3.43%(1 Mo. LIBOR + .95	%)#	11/15/2035	6,390	6,385,379
GS Mortgage Securities Corp. Trust 2018-RIVR A†	3.439%(1 Mo. LIBOR + .95	%)#	7/15/2035	4,380	4,371,370
GS Mortgage Securities Trust 2014-GC26 C	4.521	%#(g)	11/10/2047	135	134,375
GS Mortgage Securities Trust 2015-GC32 C	4.411	%#(g)	7/10/2048	1,230	1,252,535
Hudsons Bay Simon JV Trust 2015-HB10 XB10 IO†	0.541	%#(g)	8/5/2034	19,156	655,422
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	4,226	4,167,384

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159	%#(g)	8/5/2034	$3,741	$3,464,244
Hudsons Bay Simon JV Trust 2015-HB7 XB7 IO†	0.493	%#(g)	8/5/2034	22,024	391,917
JPMorgan Chase Commercial Mortgage Securities Corp. 2018-AON A†	4.128%		7/5/2031	11,067	11,527,741
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.049	%#(g)	4/15/2047	4,458	80,278
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.269	%#(g)	4/15/2047	1,595	26,334
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.278	%#(g)	7/15/2048	2,500	2,483,278
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	3.489%(1 Mo. LIBOR + 1.00	%)#	6/15/2032	10,567	10,542,527
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ D†	4.589%(1 Mo. LIBOR + 2.10	%)#	6/15/2032	5,278	5,295,561
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	3.509%(1 Mo. LIBOR + 1.02	%)#	11/15/2035	3,436	3,442,442
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	3.464%(1 Mo. LIBOR + .95	%)#	7/5/2033	2,472	2,467,538
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFX†	4.248%		7/5/2033	6,923	7,227,648
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	4.114	%#(g)	7/5/2033	7,410	7,397,131
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	2,228	2,326,761
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	2,968	3,099,421
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	730	625,586
Sequoia Mortgage Trust 2012-4 A3	2.069	%#(g)	9/25/2042	333	317,037
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A1†	3.872	%#(g)	1/5/2043	695	671,677
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144	%#(g)	1/5/2043	450	426,725
UBS-BAMLL Trust 2012-WRM E†	4.238	% #(g)	6/10/2030	3,905	3,641,820
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.286	%#(g)	7/15/2046	5,195	4,480,358
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.128	%#(g)	5/15/2048	7,460	6,630,570
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	4.877	%#(g)	1/15/2059	2,748	2,494,677
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.006	%#(g)	5/15/2047	9,314	370,214
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.563	%#(g)	5/15/2047	2,205	64,799
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.604	%#(g)	10/15/2057	65,819	1,711,743
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307	%#(g)	10/15/2057	100,000	1,396,030
Total Non-Agency Commercial Mortgage-Backed Securities (cost $174,853,633)					178,443,733

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 15.53%

U.S. Treasury Bond	2.75%	11/15/2042	$71,116	$67,312,961
U.S. Treasury Inflation Indexed Note(i)	0.625%	4/15/2023	171,694	171,481,162
U.S. Treasury Note	2.50%	2/29/2024	146,886	145,916,323
U.S. Treasury Note	2.625%	2/15/2029	89,020	88,294,974
U.S. Treasury Note	2.875%	10/31/2020	4,166	4,187,644
U.S. Treasury Note	3.375%	11/15/2048	82,024	86,732,369
Total U.S. Treasury Obligations (cost $559,384,659)				563,925,433
Total Long-Term Investments (cost $4,001,112,585)				3,990,446,590

SHORT-TERM INVESTMENTS 25.66%

U.S. TREASURY OBLIGATION 17.91%

U.S. Treasury Bill (cost $650,688,081)	Zero Coupon	3/14/2019	651,239	650,687,231

REPURCHASE AGREEMENTS 7.75%
Repurchase Agreement dated 2/28/2019, 1.45% due 3/1/2019 with Fixed Income Clearing Corp. collateralized by $12,875,000 of U.S. Treasury Note at 1.375% due 1/31/2021; value: $12,610,535; proceeds: $12,360,903			12,360	12,360,405
Repurchase Agreement dated 02/28/2019, 2.50% due 03/01/2019 with Goldman Sachs collateralized by $79,901,000 of U.S. Treasury Note at 3.50% due 05/15/2020; value: 81,609,398; proceeds: $80,005,556			80,000	80,000,000
Repurchase Agreement dated 02/28/2019, 2.40% due 03/01/2019 with JPMorgan Chase & Co. collateralized by $8,945,000 of Federal Home Loan Bank at 3.43% due 12/06/2028; value: $9,257,347; proceeds: $9,000,600			9,000	9,000,000
Repurchase Agreement dated 02/28/19, 2.53% due 03/01/2019 with Toronto Dominion Grand Cayman collateralized by $187,305,000 of U.S. Treasury Note at 2.125% due 07/31/2024; value: $183,563,144; proceeds: $180,012,650			180,000	180,000,000
Total Repurchase Agreements (cost $281,360,405)				281,360,405
Total Short-Term Investments (cost $932,048,486)				932,047,636
Total Investments in Securities 135.52% (cost $4,933,161,071)				4,922,494,226
Liabilities in Excess of Foreign Cash and Other Assets(j) (35.52%)				(1,290,150,313)
Net Assets 100.00%				$3,632,343,913

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2019

ARS	Argentine Peso.
BRL	Brazilian real.
EUR	euro.
MXN	Mexican peso.
BADLAR	Banco de la Republica Argentina.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2019.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis (See Note 2(f)).
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(e)	Defaulted (non-income producing security).
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at February 28, 2019.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(j)	Liabilities in Excess of Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at February 28, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Sell	Toronto Dominion Bank	3/7/2019	5,795,000	$6,620,579	$6,593,158	$27,421

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	Morgan Stanley	3/7/2019	247,000	$282,330	$281,020	$(1,310)
Mexican peso	Sell	State Street Bank and Trust	5/14/2019	31,000,000	1,586,733	1,590,435	(3,702)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(5,012)

Open Futures Contracts at February 28, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2019	685	Long	$145,458,085	$145,353,788	$(104,297)
U.S. 5-Year Treasury Note	June 2019	2,437	Long	279,612,046	279,188,812	(423,234)
U.S. 10-Year Ultra Treasury Bond	June 2019	44	Long	5,735,205	5,695,938	(39,267)
Ultra Long U.S. Treasury Bond	June 2019	101	Long	16,374,804	16,118,969	(255,835)
U.S. Long Bond	June 2019	1,117	Long	163,249,740	161,371,594	(1,878,146)
Total Unrealized Depreciation on Open Futures Contracts						$(2,700,779)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - TOTAL RETURN FUND February 28, 2019

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$1,067,321,193	$—	$1,067,321,193
Common Stocks	—	73,558	—	73,558
Corporate Bonds	—	731,738,888	—	731,738,888
Floating Rate Loans	—	5,892,511	—	5,892,511
Foreign Bond	—	1,538,089	—	1,538,089
Foreign Government Obligations	—	111,507,339	—	111,507,339
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	58,306,444	—	58,306,444
Government Sponsored Enterprises Pass-Throughs	—	1,267,049,822	—	1,267,049,822
Municipal Bonds	—	4,649,580	—	4,649,580
Non-Agency Commercial Mortgage-Backed Securities	—	178,443,733	—	178,443,733
U.S. Treasury Obligations	—	563,925,433	—	563,925,433
Short-Term Investments
Repurchase Agreements	—	281,360,405	—	281,360,405
U.S. Treasury Obligation	—	650,687,231	—	650,687,231
Total	$—	$4,922,494,226	$—	$4,922,494,226
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$27,421	$—	$27,421
Liabilities	—	(5,012)	—	(5,012)
Futures Contracts
Liabilities	(2,700,779)	—	—	(2,700,779)
Total	$(2,700,779)	$22,409	$—	$(2,678,370)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2019.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities
Balance as of December 1, 2018	$3,749,000
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Purchases	—
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	(3,749,000)
Balance as of February 28, 2018	$—
Change in unrealized appreciation/depreciation for period ended February 28, 2018 related to Level 3 investments held at February 28, 2018	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 66.21%

ASSET-BACKED SECURITIES 23.80%

Automobiles 10.75%

ACC Trust 2018-1 A†	3.70%	12/21/2020	$2,028	$2,030,512
ACC Trust 2019-1 A†	3.75%	5/20/2022	10,402	10,437,908
American Credit Acceptance Receivables Trust 2015-3 C†	4.84%	10/12/2021	240	240,904
American Credit Acceptance Receivables Trust 2016-3 C†	4.26%	8/12/2022	4,235	4,266,744
American Credit Acceptance Receivables Trust 2018-1 A†	2.72%	3/10/2021	4,431	4,431,117
American Credit Acceptance Receivables Trust 2018-1 C†	3.55%	4/10/2024	3,857	3,873,081
American Credit Acceptance Receivables Trust 2018-2 A†	2.94%	1/10/2022	14,529	14,533,801
AmeriCredit Automobile Receivables 2015-4 D	3.72%	12/8/2021	21,398	21,567,528
Americredit Automobile Receivables Trust 2014-4 C	2.47%	11/9/2020	1,834	1,833,551
AmeriCredit Automobile Receivables Trust 2015-1 C	2.51%	1/8/2021	4,373	4,371,668
AmeriCredit Automobile Receivables Trust 2015-2 C	2.40%	1/8/2021	523	522,206
AmeriCredit Automobile Receivables Trust 2015-3 C	2.73%	3/8/2021	5,897	5,895,034
AmeriCredit Automobile Receivables Trust 2016-3 A3	1.46%	5/10/2021	643	641,697
AmeriCredit Automobile Receivables Trust 2016-3 B	1.80%	10/8/2021	1,200	1,191,537
AmeriCredit Automobile Receivables Trust 2016-3 C	2.24%	4/8/2022	2,481	2,454,863
AmeriCredit Automobile Receivables Trust 2016-3 D	2.71%	9/8/2022	6,489	6,431,006
Americredit Automobile Receivables Trust 2016-4 B	1.83%	12/8/2021	1,800	1,783,824
AmeriCredit Automobile Receivables Trust 2017-2 A2A	1.65%	9/18/2020	29	29,227
AmeriCredit Automobile Receivables Trust 2017-3 A2A	1.69%	12/18/2020	151	150,453
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	9,000	8,938,355
Americredit Automobile Receivables Trust 2018-3 A2A	3.11%	1/18/2022	17,610	17,641,717
Americredit Automobile Receivables Trust 2018-3 A2B	2.73%(1 Mo. LIBOR + .25%)#	1/18/2022	17,610	17,613,277
Avid Automobile Receivables Trust 2018-1 A†	2.84%	8/15/2023	1,517	1,509,184
California Republic Auto Receivables Trust 2015-1 A4	1.82%	9/15/2020	142	141,851
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	70	69,609
California Republic Auto Receivables Trust 2015-4 A4†	2.58%	6/15/2021	3,259	3,256,779
California Republic Auto Receivables Trust 2016-2 A4	1.83%	12/15/2021	370	367,877
California Republic Auto Receivables Trust 2017-1 A4	2.28%	6/15/2022	11,868	11,795,593
California Republic Auto Receivables Trust 2018-1 A2	2.86%	3/15/2021	13,311	13,303,722
Capital Auto Receivables Asset Trust 2015-2 C	2.67%	8/20/2020	9,686	9,680,474
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	2,575	2,582,661

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Capital Auto Receivables Asset Trust 2015-4 D	3.62%	5/20/2021	$1,171	$1,176,299
Capital Auto Receivables Asset Trust 2016-2 B	2.11%	3/22/2021	1,000	995,015
Capital Auto Receivables Asset Trust 2017-1 A2†	1.76%	6/22/2020	704	703,706
Capital Auto Receivables Asset Trust 2017-1 A3†	2.02%	8/20/2021	6,740	6,707,678
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%	1/20/2022	27,363	27,371,559
Capital Auto Receivables Asset Trust 2018-1 A4†	2.93%	6/20/2022	13,907	13,918,861
Capital Auto Receivables Asset Trust 2018-2 A2†	3.02%	2/22/2021	28,649	28,684,645
Capital Auto Receivables Asset Trust 2018-2 A3†	3.27%	6/20/2023	12,196	12,236,620
Capital Auto Receivables Asset Trust 2018-2 B†	3.48%	10/20/2023	5,648	5,684,013
CarFinance Capital Auto Trust 2015-1A C†	3.58%	6/15/2021	3,900	3,903,588
CarMax Auto Owner Trust 2015-4 A3	1.56%	11/16/2020	274	273,598
CarMax Auto Owner Trust 2016-1 D	3.11%	8/15/2022	6,389	6,375,152
CarMax Auto Owner Trust 2016-3 A3	1.39%	5/17/2021	193	191,800
CarMax Auto Owner Trust 2016-4 A3	1.40%	8/15/2021	3,151	3,125,358
CarMax Auto Owner Trust 2017-3 A2A	1.64%	9/15/2020	494	492,871
Chesapeake Funding II LLC 2016-1A A1†	2.11%	3/15/2028	4,929	4,921,527
Chesapeake Funding II LLC 2016-2A A1†	1.88%	6/15/2028	3,312	3,300,529
Chesapeake Funding II LLC 2016-2A A2†	3.489%(1 Mo. LIBOR + 1.00%)#	6/15/2028	811	812,179
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	3,397	3,365,981
Chesapeake Funding II LLC 2017-2A A2†	2.939%(1 Mo. LIBOR + .45%)#	5/15/2029	1,853	1,850,919
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	1,209	1,196,660
Chesapeake Funding II LLC 2017-3A A2†	2.829%(1 Mo. LIBOR + .34%)#	8/15/2029	17,765	17,756,003
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	34,651	34,278,903
Chesapeake Funding II LLC 2017-4A A2†	2.829%(1 Mo. LIBOR + .34%)#	11/15/2029	6,440	6,409,328
Chesapeake Funding II LLC 2018-3A A2†	2.969%(1 Mo. LIBOR + .48%)#	1/15/2031	79,814	79,850,954
Chrysler Capital Auto Receivables Trust 2015-AA D†	3.15%	1/18/2022	6,375	6,378,923
Chrysler Capital Auto Receivables Trust 2016-BA A3†	1.64%	7/15/2021	1,071	1,066,779
CPS Auto Receivables Trust 2016-B†	3.18%	9/15/2020	135	135,534
CPS Auto Receivables Trust 2016-C C†	3.27%	6/15/2022	8,759	8,766,289
CPS Auto Receivables Trust 2016-C D†	5.92%	6/15/2022	5,325	5,485,716
CPS Auto Receivables Trust 2017-C A†	1.78%	9/15/2020	38	38,084
CPS Auto Receivables Trust 2017-C B†	2.30%	7/15/2021	1,040	1,037,414
CPS Auto Receivables Trust 2017-D A†	1.87%	3/15/2021	723	721,646
CPS Auto Receivables Trust 2017-D B†	2.43%	1/18/2022	3,000	2,985,817
CPS Auto Receivables Trust 2018-A B†	2.77%	4/18/2022	1,521	1,514,781
CPS Auto Receivables Trust 2018-B A†	2.72%	9/15/2021	7,230	7,226,026
CPS Auto Receivables Trust 2018-B B†	3.23%	7/15/2022	1,135	1,135,945

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

CPS Auto Receivables Trust 2019-A†	3.18%	6/15/2022	$33,703	$33,749,529
CPS Auto Trust 2017-A B†	2.68%	5/17/2021	1,260	1,259,299
CPS Auto Trust 2017-A C†	3.31%	12/15/2022	11,425	11,441,614
CPS Auto Trust 2018-C A†	2.87%	9/15/2021	8,024	8,021,739
CPS Auto Trust 2018-C B†	3.43%	7/15/2022	3,840	3,847,663
Credit Acceptance Auto Loan Trust 2016-2A A†	2.42%	11/15/2023	2,203	2,202,213
Credit Acceptance Auto Loan Trust 2016-3A A†	2.15%	4/15/2024	5,442	5,428,245
Drive Auto Receivables Trust 2015-BA E†	5.15%	8/15/2022	10,500	10,565,817
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	442	442,043
Drive Auto Receivables Trust 2016-AA C†	3.91%	5/17/2021	2,898	2,903,185
Drive Auto Receivables Trust 2016-BA C†	3.19%	7/15/2022	6,457	6,460,666
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	9,794	9,885,713
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	1,456	1,456,632
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	17,529	17,663,162
Drive Auto Receivables Trust 2017-1 C	2.84%	4/15/2022	7,140	7,138,613
Drive Auto Receivables Trust 2017-2 C	2.75%	9/15/2023	7,783	7,779,942
Drive Auto Receivables Trust 2017-3 C	2.80%	7/15/2022	1,940	1,939,252
Drive Auto Receivables Trust 2017-AA C†	2.98%	1/18/2022	4,895	4,897,264
Drive Auto Receivables Trust 2017-BA C†	2.61%	8/16/2021	3,303	3,305,445
Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	10,187	10,236,977
Drive Auto Receivables Trust 2018-2 A3	2.88%	6/15/2021	13,500	13,503,035
Drive Auto Receivables Trust 2018-3 A2	2.75%	10/15/2020	7,946	7,947,069
Drive Auto Receivables Trust 2018-3 A3	3.01%	11/15/2021	12,608	12,622,722
Drive Auto Receivables Trust 2018-3 B	3.37%	9/15/2022	4,980	4,988,922
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	8,689	8,721,641
Drive Auto Receivables Trust 2018-4 A2A	2.78%	10/15/2020	9,782	9,782,910
Drive Auto Receivables Trust 2018-4 A3	3.04%	11/15/2021	25,236	25,263,770
Drive Auto Receivables Trust 2018-4 B	3.36%	10/17/2022	10,262	10,287,547
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	4,697	4,726,576
Drive Auto Receivables Trust 2018-5 A2A	3.08%	7/15/2021	29,348	29,378,815
Drive Auto Receivables Trust 2018-5 A2B	2.809%(1 Mo. LIBOR + .32%)#	7/15/2021	24,065	24,071,960
Drive Auto Receivables Trust 2018-5 B	3.68%	7/15/2023	39,891	40,274,568
Enterprise Fleet Financing LLC 2017-1 A2†	2.13%	7/20/2022	778	775,214
Enterprise Fleet Financing LLC 2017-2 A2†	1.97%	1/20/2023	1,180	1,172,823
Exeter Automobile Receivables Trust 2014-3A D†	5.69%	4/15/2021	120	120,627
Exeter Automobile Receivables Trust 2015-1A D†	5.83%	12/15/2021	5,250	5,316,598
Exeter Automobile Receivables Trust 2016-3A C†	4.22%	6/15/2022	3,825	3,868,255
Exeter Automobile Receivables Trust 2017-1A C†	3.95%	12/15/2022	960	967,861
Exeter Automobile Receivables Trust 2017-3A A†	2.05%	12/15/2021	15,170	15,116,624
First Investors Auto Owner Trust 2015-2A B†	2.75%	9/15/2021	14	13,821

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

First Investors Auto Owner Trust 2016-2A A2†	1.87%	11/15/2021	$196	$195,548
First Investors Auto Owner Trust 2017-1A A1†	1.69%	4/15/2021	3	2,881
First Investors Auto Owner Trust 2017-2A A1†	1.86%	10/15/2021	614	613,129
First Investors Auto Owner Trust 2017-3A A1†	2.00%	3/15/2022	582	580,825
First Investors Auto Owner Trust 2018-2A A1†	3.23%	12/15/2022	17,316	17,366,591
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	51	51,201
Flagship Credit Auto Trust 2016-1 A†	2.77%	12/15/2020	25	24,710
Flagship Credit Auto Trust 2016-1 B†	3.91%	6/15/2022	4,000	4,020,039
Flagship Credit Auto Trust 2016-2 A2†	3.05%	8/16/2021	4,141	4,140,255
Flagship Credit Auto Trust 2016-3 B†	2.43%	6/15/2021	7,314	7,306,204
Flagship Credit Auto Trust 2016-4 A2†	1.96%	2/16/2021	37	36,562
Flagship Credit Auto Trust 2017-1 A†	1.93%	12/15/2021	797	796,181
Flagship Credit Auto Trust 2017-2 A†	1.85%	7/15/2021	292	291,603
Flagship Credit Auto Trust 2017-3 A†	1.88%	10/15/2021	2,177	2,167,988
Flagship Credit Auto Trust 2017-4 A†	2.07%	4/15/2022	1,338	1,330,895
Flagship Credit Auto Trust 2018-2 A†	2.97%	10/17/2022	20,108	20,109,510
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	29,444	29,472,779
Ford Credit Auto Owner Trust 2014-2 A†	2.31%	4/15/2026	112,673	112,296,988
Ford Credit Auto Owner Trust 2015-1 A†	2.12%	7/15/2026	19,648	19,514,005
Ford Credit Auto Owner Trust/Ford Credit 2014-1 A†	2.26%	11/15/2025	3,000	2,997,350
Foursight Capital Automobile Receivables Trust 2015-1 B†	4.12%	9/15/2022	1,750	1,756,766
Foursight Capital Automobile Receivables Trust 2018-1 A2†	2.85%	8/16/2021	12,652	12,651,129
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	5,444	5,454,327
Foursight Capital Automobile Receivables Trust 2018-2 A2†	3.32%	4/15/2022	25,016	25,082,503
GM Financial Consumer Automobile Receivables Trust 2019-1 A2	2.99%	3/16/2022	63,683	63,803,667
Honda Auto Receivables Owner Trust 2017-3 A3	1.79%	9/20/2021	10,229	10,146,366
Honda Auto Receivables Owner Trust 2019-1 A2	2.75%	9/20/2021	61,418	61,431,567
Mercedes-Benz Auto Lease Trust 2018-A A2	2.20%	4/15/2020	2,984	2,981,484
Nissan Auto Receivables Owner Trust 2016-B A3	1.32%	1/15/2021	94	93,922
Nissan Auto Receivables Owner Trust 2017-C A3	2.12%	4/18/2022	2,624	2,604,755
OSCAR US Funding Trust VII LLC 2017-2A A2B†	3.167%(1 Mo. LIBOR + .65%)#	11/10/2020	5,741	5,745,425
Santander Drive Auto Receivables Trust 2015-1 D	3.24%	4/15/2021	1,296	1,297,361
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	1,128	1,128,640
Santander Drive Auto Receivables Trust 2015-4 D	3.53%	8/16/2021	37,439	37,602,185
Santander Drive Auto Receivables Trust 2015-4 E†	4.54%	11/15/2022	40,950	41,428,520
Santander Drive Auto Receivables Trust 2015-5 C	2.74%	12/15/2021	242	241,907
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	17,338	17,390,815

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2016-1 E	5.02%	6/15/2023	$38,076	$38,719,972
Santander Drive Auto Receivables Trust 2016-2 D	3.39%	4/15/2022	1,160	1,163,779
Santander Drive Auto Receivables Trust 2016-2 E	4.38%	9/15/2023	2,320	2,344,694
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	463	462,655
Santander Drive Auto Receivables Trust 2016-3 C	2.46%	3/15/2022	5,000	4,981,976
Santander Drive Auto Receivables Trust 2016-3 D	2.80%	8/15/2022	11,898	11,852,659
Santander Drive Auto Receivables Trust 2017-2 B	2.21%	10/15/2021	2,435	2,431,949
Santander Drive Auto Receivables Trust 2017-3 A3	1.87%	6/15/2021	2,991	2,988,621
Santander Drive Auto Receivables Trust 2018-3 A2A	2.78%	3/15/2021	9,242	9,238,517
Santander Drive Auto Receivables Trust 2018-4 B	3.27%	1/17/2023	38,275	38,379,292
Santander Drive Auto Receivables Trust 2018-5 B	3.52%	12/15/2022	12,616	12,723,178
SunTrust Auto Receivables Trust 2015-1A A4†	1.78%	1/15/2021	213	212,845
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%	11/16/2020	1,696	1,694,622
TCF Auto Receivables Owner Trust 2015-2A A4†	2.55%	4/15/2021	6,893	6,881,783
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	503	498,780
Toyota Auto Receivables Owner Trust 2016-D A3	1.23%	10/15/2020	6,643	6,609,630
Westlake Automobile Receivables Trust 2016-2A C†	2.83%	5/17/2021	421	420,671
Westlake Automobile Receivables Trust 2016-2A D†	4.10%	6/15/2021	3,610	3,630,224
Westlake Automobile Receivables Trust 2016-3A C†	2.46%	1/18/2022	17,272	17,262,105
Westlake Automobile Receivables Trust 2016-3A D†	3.58%	1/18/2022	23,000	23,153,175
Westlake Automobile Receivables Trust 2017-1A B†	2.30%	10/17/2022	42	42,355
Westlake Automobile Receivables Trust 2017-2A A2A†	1.80%	7/15/2020	177	176,459
Westlake Automobile Receivables Trust 2018-1A C†	2.92%	5/15/2023	2,745	2,735,394
Westlake Automobile Receivables Trust 2018-2A C†	3.50%	1/16/2024	5,383	5,402,710
Westlake Automobile Receivables Trust 2018-3A A2A†	2.98%	1/18/2022	19,518	19,543,108
Westlake Automobile Receivables Trust 2018-3A B†	3.32%	10/16/2023	23,532	23,572,367
Westlake Automobile Receivables Trust 2019-1A A2A†	3.06%	5/16/2022	57,141	57,213,192
Wheels SPV 2 LLC 2016-1A A2†	1.59%	5/20/2025	43	42,936
Wheels SPV 2 LLC 2018-1A A2†	3.06%	4/20/2027	6,502	6,502,914
World Omni Select Auto Trust 2018-1A A2†	3.24%	4/15/2022	23,912	23,980,407
World Omni Select Auto Trust 2018-1A A3†	3.46%	3/15/2023	39,410	39,769,845
Total				1,724,000,228

Credit Cards 8.10%

American Express Credit Account Master Trust 2017-1 A	1.93%	9/15/2022	46,674	46,320,430
American Express Credit Account Master Trust 2017-2 A	2.939%(1 Mo. LIBOR + .45%)#	9/16/2024	17,324	17,420,027
American Express Credit Account Master Trust 2018-1 A	2.67%	10/17/2022	9,618	9,615,607
BA Credit Card Trust 2017-A1	1.95%	8/15/2022	9,020	8,954,140
BA Credit Card Trust 2017-A2	1.84%	1/17/2023	68,435	67,590,409
Barclays Dryrock Issuance Trust 2014-3 A	2.41%	7/15/2022	6,901	6,890,509

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Barclays Dryrock Issuance Trust 2016-1 A	1.52%	5/16/2022	$4,683	$4,663,448
Barclays Dryrock Issuance Trust 2017-1 A	2.819%(1 Mo. LIBOR + .33%)#	3/15/2023	616	616,689
Barclays Dryrock Issuance Trust 2017-2 A	2.789%(1 Mo. LIBOR + .30%)#	5/15/2023	16,646	16,667,247
Barclays Dryrock Issuance Trust 2018-1 A	2.819%(1 Mo. LIBOR + .33%)#	7/15/2024	8,533	8,515,962
Cabela’s Credit Card Master Note Trust 2014-2 A	2.939%(1 Mo. LIBOR + .45%)#	7/15/2022	31,917	31,944,966
Cabela’s Credit Card Master Note Trust 2016-1 A1	1.78%	6/15/2022	19,690	19,637,831
Cabela’s Credit Card Master Note Trust 2016-1 A2	3.339%(1 Mo. LIBOR + .85%)#	6/15/2022	60,021	60,135,148
Capital One Multi-Asset Execution Trust 2016-A4	1.33%	6/15/2022	19,399	19,287,171
Capital One Multi-Asset Execution Trust 2016-A7	2.999%(1 Mo. LIBOR + .51%)#	9/16/2024	13,141	13,231,992
Capital One Multi-Asset Execution Trust 2017-A1	2.00%	1/17/2023	40,998	40,704,467
Capital One Multi-Asset Execution Trust 2017-A4	1.99%	7/17/2023	64,535	63,834,589
Chase Issuance Trust 2012-A4	1.58%	8/15/2021	13,101	13,038,804
Chase Issuance Trust 2014-A5	2.859%(1 Mo. LIBOR + .37%)#	4/15/2021	3,826	3,827,228
Chase Issuance Trust 2016-A5	1.27%	7/15/2021	15,479	15,400,876
Chase Issuance Trust 2018-A1	2.689%(1 Mo. LIBOR + .20%)#	4/17/2023	12,755	12,753,314
Citibank Credit Card Issuance Trust 2017-A3	1.92%	4/7/2022	62,824	62,255,160
Citibank Credit Card Issuance Trust 2017-A9	1.80%	9/20/2021	8,730	8,690,290
Discover Card Execution Note Trust 2015-A2 A	1.90%	10/17/2022	14,699	14,568,044
Discover Card Execution Note Trust 2016-A4	1.39%	3/15/2022	36,330	36,084,471
Discover Card Execution Note Trust 2017-A1	2.979%(1 Mo. LIBOR + .49%)#	7/15/2024	47,116	47,344,395
First National Master Note Trust 2017-2 A	2.929%(1 Mo. LIBOR + .44%)#	10/16/2023	3,500	3,495,256
First National Master Note Trust 2018-1 A	2.949%(1 Mo. LIBOR + .46%)#	10/15/2024	32,938	32,852,980
GE Capital Credit Card Master Note Trust 2012-7 A	1.76%	9/15/2022	22,000	21,885,767
Golden Credit Card Trust 2017-2A A†	1.98%	4/15/2022	23,339	23,095,084
Golden Credit Card Trust 2019-1A A†	2.939%(1 Mo. LIBOR + .45%)#	12/15/2022	49,831	49,961,358
Gracechurch Card Funding plc 2018-1 A†	2.889%(1 Mo. LIBOR + .40%)#	7/15/2022	19,202	19,124,649
Master Credit Card Trust 2019-1A A†	3.104%(1 Mo. LIBOR + .48%)#	7/21/2022	34,629	34,645,296
Master Credit Card Trust II 2017-1A A†	2.26%	7/21/2021	53,055	52,783,263
Master Credit Card Trust II 2017-1A B†	2.56%	7/21/2021	932	927,554

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

Master Credit Card Trust II 2018-3A B†	3.40%	1/21/2022	$9,053	$9,085,704
Synchrony Credit Card Master Note Trust 2015-1 A	2.37%	3/15/2023	31,270	31,123,547
Synchrony Credit Card Master Note Trust 2015-1 B	2.64%	3/15/2023	30,707	30,551,224
Synchrony Credit Card Master Note Trust 2015-4 A	2.38%	9/15/2023	26,086	25,912,265
Synchrony Credit Card Master Note Trust 2016-1 A	2.04%	3/15/2022	2,625	2,624,868
Synchrony Credit Card Master Note Trust 2018-1 C	3.36%	3/15/2024	15,400	15,322,601
Trillium Credit Card Trust II 2019-2A A†	3.038%	1/26/2024	80,000	80,019,496
World Financial Network Credit Card Master Trust 2012-A	3.14%	1/17/2023	1,310	1,310,275
World Financial Network Credit Card Master Trust 2012-D A	2.15%	4/17/2023	31,325	31,272,014
World Financial Network Credit Card Master Trust 2012-D B	3.34%	4/17/2023	7,119	7,123,171
World Financial Network Credit Card Master Trust 2012-D M	3.09%	4/17/2023	4,437	4,438,186
World Financial Network Credit Card Master Trust 2015-B A	2.55%	6/17/2024	5,045	5,016,097
World Financial Network Credit Card Master Trust 2016-C M	1.98%	8/15/2023	9,066	9,002,454
World Financial Network Credit Card Master Trust 2017-B A	1.98%	6/15/2023	50,071	49,940,936
World Financial Network Credit Card Master Trust 2017-C A	2.31%	8/15/2024	91,561	90,694,952
World Financial Network Credit Card Master Trust 2018-A	3.07%	12/16/2024	17,734	17,772,756
Total				1,299,974,967

Other 4.95%

Access Point Funding I LLC 2017-A†	3.06%	4/15/2029	2,245	2,236,484
Ally Master Owner Trust 2017-2 A	2.829%(1 Mo. LIBOR + .34%)#	6/15/2021	20,628	20,637,458
Ascentium Equipment Receivables Trust 2016-1A B†	2.85%	7/10/2020	211	211,427
Ascentium Equipment Receivables Trust 2017-2A A2†	2.00%	5/11/2020	3,975	3,963,957
AXIS Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%	7/20/2022	11,043	11,127,521
CCG Receivables Trust 2018-1 A2†	2.50%	6/16/2025	2,138	2,131,655
CNH Equipment Trust 2015-A A4	1.85%	4/15/2021	155	154,854
Conn’s Receivables Funding LLC 2018-A†	3.25%	1/15/2023	21,023	21,053,537
Dell Equipment Finance Trust 2017-1 A3†	2.14%	4/22/2022	59	59,142
Dell Equipment Finance Trust 2018-1 A2A†	2.97%	10/22/2020	30,954	30,999,863
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028	48	48,481
DLL LLC 2018-1 A2†	2.81%	11/17/2020	26,296	26,307,760
DLL LLC 2018-1 A3†	3.10%	4/18/2022	23,109	23,154,303
DLL LLC 2018-ST2 A2†	3.14%	10/20/2020	44,195	44,188,667

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

DLL Securitization Trust 2017-A A2†	1.89%	7/15/2020	$1,936	$1,931,625
DLL Securitization Trust 2017-A A3†	2.14%	12/15/2021	23,109	22,915,317
Engs Commercial Finance Trust 2016-1A A2†	2.63%	2/22/2022	123	122,413
Engs Commercial Finance Trust 2018-1A A1†	2.97%	2/22/2021	5,972	5,963,790
Ford Credit Floorplan Master Owner Trust A 2015-2 A1	1.98%	1/15/2022	11,437	11,351,767
Ford Credit Floorplan Master Owner Trust A 2015-5 A1	2.42%	8/15/2022	19,334	19,211,291
Ford Credit Floorplan Master Owner Trust A 2016-3 A2	3.109%(1 Mo. LIBOR + .62%)#	7/15/2021	21,560	21,590,714
FREED ABS TRUST 2018-1 A†	3.61%	7/18/2024	9,764	9,771,074
FREED ABS TRUST 2018-2 A†	3.99%	10/20/2025	19,754	19,802,796
GMF Floorplan Owner Revolving Trust 2016-1 A1†	1.96%	5/17/2021	14,310	14,289,047
GMF Floorplan Owner Revolving Trust 2017-1 B†	2.58%	1/18/2022	22,234	22,144,866
GMF Floorplan Owner Revolving Trust 2018-1 A†	2.789%(1 Mo. LIBOR + .30%)#	3/15/2022	27,768	27,785,300
GreatAmerica Leasing Receivables Funding LLC Series 2018-1 A2†	2.35%	5/15/2020	1,444	1,441,482
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%	3/15/2021	1,145	1,144,713
Marlette Funding Trust 2018-3 A†	3.20%	9/15/2028	25,359	25,369,711
Marlette Funding Trust 2018-4A A†	3.71%	12/15/2028	19,828	19,926,778
Mercedes-Benz Master Owner Trust 2016-BA A†	3.189%(1 Mo. LIBOR + .70%)#	5/17/2021	150	150,147
Mercedes-Benz Master Owner Trust 2018-BA A†	2.829%(1 Mo. LIBOR + .34%)#	5/15/2023	20,435	20,420,591
MMAF Equipment Finance LLC 2014-AA A4†	1.59%	2/8/2022	7,227	7,177,658
Navient Private Education Refi Loan Trust 2019-A A1†	3.03%	1/15/2043	28,875	28,908,593
Navient Student Loan Trust 2018-1A A1†	2.68%(1 Mo. LIBOR + .19%)#	3/25/2067	2,104	2,103,126
Navistar Financial Dealer Note Master Owner Trust II 2018-1 A†	3.12%(1 Mo. LIBOR + .63%)#	9/25/2023	33,008	33,011,466
NextGear Floorplan Master Owner Trust 2016-1A A2†	2.74%	4/15/2021	2,100	2,099,873
NextGear Floorplan Master Owner Trust 2016-2A A2†	2.19%	9/15/2021	23,069	22,978,034
NextGear Floorplan Master Owner Trust 2017-1A A2†	2.54%	4/18/2022	13,038	12,968,986
NextGear Floorplan Master Owner Trust 2018-2A A1†	3.089%(1 Mo. LIBOR + .60%)#	10/16/2023	14,116	14,134,599
Nissan Master Owner Trust Receivables 2017-B A	2.919%(1 Mo. LIBOR + .43%)#	4/18/2022	45,559	45,637,735
OneMain Financial Issuance Trust 2015-1A A†	3.19%	3/18/2026	2,767	2,771,151
OneMain Financial Issuance Trust 2016-1A A†	3.66%	2/20/2029	6,229	6,254,989
OneMain Financial Issuance Trust 2016-2A A†	4.10%	3/20/2028	1,393	1,397,340
PFS Financing Corp. 2016-BA A†	1.87%	10/15/2021	7,379	7,334,753
PFS Financing Corp. 2017-D A†	2.40%	10/17/2022	13,043	12,900,624

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

PFS Financing Corp. 2018-A A†	2.889%(1 Mo. LIBOR + .40%)#	2/15/2022	$26,700	$26,674,630
PFS Financing Corp. 2018-A B†	3.089%(1 Mo. LIBOR + .60%)#	2/15/2022	6,000	5,990,470
SCF Equipment Leasing LLC 2018-1A A2†	3.63%	10/20/2024	9,670	9,700,143
SMB Private Education Loan Trust 2018-B A1†	2.809%(1 Mo. LIBOR + .32%)#	12/16/2024	15,490	15,487,030
SoFi Consumer Loan Program LLC 2016-2A A†	3.09%	10/27/2025	1,547	1,545,935
SoFi Consumer Loan Program LLC 2017-5 A1†	2.14%	9/25/2026	3,085	3,075,927
SoFi Professional Loan Program 2017-D A1FX†	1.72%	9/25/2040	321	319,156
SoFi Professional Loan Program LLC 2017-A A2A†	1.55%	3/26/2040	188	186,978
SoFi Professional Loan Program LLC 2017-C A2A†	1.75%	7/25/2040	2,342	2,327,994
SoFi Professional Loan Program LLC 2017-E A2A†	1.86%	11/26/2040	1,670	1,653,013
SoFi Professional Loan Program LLC 2017-F A1FX†	2.05%	1/25/2041	5,292	5,254,922
SoFi Professional Loan Program LLC 2018-A A2A†	2.39%	2/25/2042	9,449	9,382,381
SoFi Professional Loan Program Trust 2018-B A1FX†	2.64%	8/25/2047	13,831	13,796,782
Springleaf Funding Trust 2015-AA A†	3.16%	11/15/2024	1,776	1,776,260
Springleaf Funding Trust 2016-AA A†	2.90%	11/15/2029	18,308	18,244,259
Verizon Owner Trust 2017-1A B†	2.45%	9/20/2021	5,164	5,136,868
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A	3.135%(1 Mo. LIBOR + .65%)#	1/20/2022	39,621	39,745,208
Westgate Resorts LLC 2018-1A A†	3.38%	12/20/2031	3,131	3,129,159
Total				794,714,573
Total Asset-Backed Securities (cost $3,812,016,396)				3,818,689,768

CORPORATE BONDS 42.41%

Aerospace/Defense 0.10%

General Dynamics Corp.	2.987%(3 Mo. LIBOR + .29%)#	5/11/2020	9,860	9,880,551
Harris Corp.	3.231%(3 Mo. LIBOR + .48%)#	4/30/2020	6,447	6,448,229
Total				16,328,780

Automotive 4.31%

American Honda Finance Corp.	2.791%(3 Mo. LIBOR + .15%)#	2/21/2020	47,455	47,471,304
American Honda Finance Corp.	3.048%(3 Mo. LIBOR + .26%)#	6/16/2020	33,623	33,669,747

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

BMW US Capital LLC†	3.063%(3 Mo. LIBOR + .37	%)#	8/14/2020	$30,290	$30,257,076
BMW US Capital LLC†	3.175%(3 Mo. LIBOR + .38	%)#	4/6/2020	2,351	2,352,993
BMW US Capital LLC†	3.188%(3 Mo. LIBOR + .50	%)#	8/13/2021	23,743	23,706,243
BMW US Capital LLC†	3.207%(3 Mo. LIBOR + .41	%)#	4/12/2021	8,483	8,474,238
Daimler Finance North America LLC†	3.128%(3 Mo. LIBOR + .39	%)#	5/4/2020	33,492	33,391,866
Daimler Finance North America LLC†	3.128%(3 Mo. LIBOR + .43	%)#	2/12/2021	10,800	10,732,654
Daimler Finance North America LLC†	3.263%(3 Mo. LIBOR + .53	%)#	5/5/2020	14,403	14,392,974
Daimler Finance North America LLC†	3.371%(3 Mo. LIBOR + .62	%)#	10/30/2019	21,909	21,956,980
Daimler Finance North America LLC†	3.403%(3 Mo. LIBOR + .67	%)#	11/5/2021	23,470	23,421,061
Daimler Finance North America LLC†	3.425%(3 Mo. LIBOR + .63	%)#	1/6/2020	34,035	34,078,341
Ford Motor Credit Co. LLC	3.168%(3 Mo. LIBOR + .43	%)#	11/2/2020	5,384	5,260,448
Ford Motor Credit Co. LLC	3.528%(3 Mo. LIBOR + .83	%)#	8/12/2019	15,607	15,593,295
Ford Motor Credit Co. LLC	3.605%(3 Mo. LIBOR + .81	%)#	4/5/2021	14,800	14,417,875
Ford Motor Credit Co. LLC	3.606%(3 Mo. LIBOR + .83	%)#	3/12/2019	31,115	31,115,374
Ford Motor Credit Co. LLC	3.668%(3 Mo. LIBOR + .93	%)#	11/4/2019	400	398,929
Ford Motor Credit Co. LLC	3.677%(3 Mo. LIBOR + .88	%)#	10/12/2021	33,232	32,059,894
Ford Motor Credit Co. LLC	3.797%(3 Mo. LIBOR + 1.00	%)#	1/9/2020	39,494	39,433,740
General Motors Co.	3.539%(3 Mo. LIBOR + .80	%)#	8/7/2020	5,000	4,979,969
General Motors Financial Co., Inc.	3.727%(3 Mo. LIBOR + .93	%)#	4/13/2020	8,000	8,000,332
General Motors Financial Co., Inc.	4.064%(3 Mo. LIBOR + 1.27	%)#	10/4/2019	18,000	18,045,305
General Motors Financial Co., Inc.	4.147%(3 Mo. LIBOR + 1.45	%)#	5/9/2019	18,687	18,713,784

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

General Motors Financial Co., Inc.	4.347%(3 Mo. LIBOR + 1.55	%)#	1/14/2022	$9,375	$9,371,393
General Motors Financial Co., Inc.	4.347%(3 Mo. LIBOR + 1.56	%)#	1/15/2020	7,891	7,932,479
Harley-Davidson Financial Services, Inc.†	3.117%(3 Mo. LIBOR + .35	%)#	3/8/2019	2,310	2,310,110
Harley-Davidson Financial Services, Inc.†	3.141%(3 Mo. LIBOR + .50	%)#	5/21/2020	19,633	19,642,769
Nissan Motor Acceptance Corp.†	2.125%		3/3/2020	9,348	9,241,356
Nissan Motor Acceptance Corp.†	3.203%(3 Mo. LIBOR + .39	%)#	9/28/2020	7,534	7,486,727
Nissan Motor Acceptance Corp.†	3.299%(3 Mo. LIBOR + .52	%)#	9/13/2019	12,671	12,671,788
Nissan Motor Acceptance Corp.†	3.308%(3 Mo. LIBOR + .52	%)#	3/15/2021	32,286	31,970,017
Nissan Motor Acceptance Corp.†	3.377%(3 Mo. LIBOR + .58	%)#	1/13/2020	6,389	6,390,287
Nissan Motor Acceptance Corp.†	3.777%(3 Mo. LIBOR + 1.01	%)#	3/8/2019	3,200	3,200,361
Toyota Motor Credit Corp.	3.027%(3 Mo. LIBOR + .24	%)#	7/15/2020	47,989	48,046,115
Toyota Motor Credit Corp.	3.344%(3 Mo. LIBOR + .54	%)#	1/8/2021	23,434	23,549,606
Volkswagen Group of America Finance LLC†	3.458%(3 Mo. LIBOR + .77	%)#	11/13/2020	37,552	37,625,871
Total					691,363,301

Banks: Regional 26.14%

ABN AMRO Bank NV (Netherlands)†(a)	3.171%(3 Mo. LIBOR + .41	%)#	1/19/2021	9,800	9,800,872
ABN AMRO Bank NV (Netherlands)†(a)	3.209%(3 Mo. LIBOR + .57	%)#	8/27/2021	28,480	28,506,287
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	3.054%(3 Mo. LIBOR + .25	%)#	12/19/2019	10,000	10,010,721
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	3.058%(3 Mo. LIBOR + .32	%)#	11/9/2020	9,405	9,414,040
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	3.143%(3 Mo. LIBOR + .46	%)#	5/17/2021	11,750	11,759,060
Australia & New Zealand Banking Group Ltd. (Australia)†(a)	3.183%(3 Mo. LIBOR + .50	%)#	8/19/2020	9,857	9,899,517
Australia & New Zealand Banking Group Ltd. (Australia)(a)	3.484%(3 Mo. LIBOR + .66	%)#	9/23/2019	3,156	3,167,817

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Bank of America Corp.	3.421%(3 Mo. LIBOR + .66	%)#	7/21/2021	$62,509	$62,740,480
Bank of America Corp.	3.667%(3 Mo. LIBOR + .87	%)#	4/1/2019	13,209	13,220,426
Bank of America NA	2.879%(3 Mo. LIBOR + .25	%)#	8/28/2020	110,809	110,851,957
Bank of Montreal (Canada)(a)	3.021%(3 Mo. LIBOR + .25	%)#	9/11/2019	22,000	22,016,157
Bank of Montreal (Canada)(a)	3.137%(3 Mo. LIBOR + .34	%)#	7/13/2020	51,757	51,831,830
Bank of Montreal (Canada)(a)	3.152%(3 Mo. LIBOR + .40	%)#	1/22/2021	47,041	47,067,300
Bank of Montreal (Canada)(a)	3.228%(3 Mo. LIBOR + .44	%)#	6/15/2020	5,256	5,273,862
Bank of Montreal (Canada)(a)	3.376%(3 Mo. LIBOR + .60	%)#	12/12/2019	13,626	13,681,772
Bank of Montreal (Canada)(a)	3.43%(3 Mo. LIBOR + .65	%)#	7/18/2019	35	35,094
Bank of Nova Scotia (The) (Canada)(a)	3.187%(3 Mo. LIBOR + .39	%)#	7/14/2020	31,350	31,420,072
Bank of Nova Scotia (The) (Canada)(a)	3.201%(3 Mo. LIBOR + .44	%)#	4/20/2021	28,611	28,686,700
Barclays Bank plc (United Kingdom)(a)	3.535%(3 Mo. LIBOR + .77	%)#	10/28/2019	10,000	10,030,587
BB&T Corp.	3.358%(3 Mo. LIBOR + .57	%)#	6/15/2020	31,283	31,372,864
BB&T Corp.	3.502%(3 Mo. LIBOR + .72	%)#	1/15/2020	8,685	8,726,485
Branch Banking & Trust Co.	2.846%(3 Mo. LIBOR + .22	%)#	6/1/2020	10,000	9,993,064
Branch Banking & Trust Co.	3.237%(3 Mo. LIBOR + .45	%)#	1/15/2020	16,689	16,733,065
Canadian Imperial Bank of Commerce (Canada)(a)	3.053%(3 Mo. LIBOR + .32	%)#	2/2/2021	1,130	1,130,095
Canadian Imperial Bank of Commerce (Canada)(a)	3.105%(3 Mo. LIBOR + .31	%)#	10/5/2020	37,856	37,933,236
Canadian Imperial Bank of Commerce (Canada)(a)	3.259%(3 Mo. LIBOR + .52	%)#	9/6/2019	4,067	4,075,151
Citibank NA	3.056%(3 Mo. LIBOR + .32	%)#	5/1/2020	34,200	34,245,282
Citibank NA	3.061%(3 Mo. LIBOR + .26	%)#	9/18/2019	15,000	15,017,849
Citibank NA	3.061%(3 Mo. LIBOR + .30	%)#	10/20/2020	10,750	10,747,902

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Citibank NA	3.132%(3 Mo. LIBOR + .34	%)#	3/20/2019	$11,000	$11,003,397
Citibank NA	3.213%(3 Mo. LIBOR + .53	%)#	2/19/2022	70,177	70,270,690
Citibank NA	3.276%(3 Mo. LIBOR + .50	%)#	6/12/2020	3,045	3,054,585
Citibank NA	3.342%(3 Mo. LIBOR + .57	%)#	7/23/2021	28,793	28,914,990
Citigroup, Inc.	3.573%(3 Mo. LIBOR + .79	%)#	1/10/2020	194,785	195,672,877
Citigroup, Inc.	3.696%(3 Mo. LIBOR + .93	%)#	6/7/2019	36,388	36,463,926
Citigroup, Inc.	4.075%(3 Mo. LIBOR + 1.31	%)#	10/26/2020	14,314	14,532,286
Citigroup, Inc.	4.183%(3 Mo. LIBOR + 1.38	%)#	3/30/2021	21,063	21,467,579
Citizens Bank NA/Providence RI	3.155%(3 Mo. LIBOR + .54	%)#	3/2/2020	12,516	12,531,246
Citizens Bank NA/Providence RI	3.216%(3 Mo. LIBOR + .57	%)#	5/26/2020	2,000	2,001,435
Citizens Bank NA/Providence RI	3.413%(3 Mo. LIBOR + .72	%)#	2/14/2022	27,948	27,979,435
Commonwealth Bank of Australia (Australia)†(a)	3.201%(3 Mo. LIBOR + .40	%)#	9/18/2020	7,000	7,020,444
Commonwealth Bank of Australia (Australia)†(a)	3.217%(3 Mo. LIBOR + .45	%)#	3/10/2020	24,646	24,728,965
Commonwealth Bank of Australia (Australia)†(a)	3.848%(3 Mo. LIBOR + 1.06	%)#	3/15/2019	410	410,147
Compass Bank	3.501%(3 Mo. LIBOR + .73	%)#	6/11/2021	24,152	23,931,870
Credit Agricole Corporate & Investment Bank SA (France)(a)	3.433%(3 Mo. LIBOR + .63	%)#	10/3/2021	32,902	32,975,550
Credit Agricole SA (United Kingdom)†(a)	3.587%(3 Mo. LIBOR + .80	%)#	4/15/2019	12,730	12,743,463
Danske Bank A/S (Denmark)†(a)	3.125%(3 Mo. LIBOR + .51	%)#	3/2/2020	3,000	2,978,471
Danske Bank A/S (Denmark)†(a)	3.319%(3 Mo. LIBOR + .58	%)#	9/6/2019	12,182	12,175,143
Danske Bank A/S (Denmark)(a)	3.125%(3 Mo. LIBOR + .51	%)#	3/2/2020	14,404	14,300,634
Fifth Third Bank	3.205%(3 Mo. LIBOR + .44	%)#	7/26/2021	25,887	25,843,591
Fifth Third Bank	3.412%(3 Mo. LIBOR + .59	%)#	9/27/2019	2,257	2,261,915

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Goldman Sachs Group, Inc. (The)	3.552%(3 Mo. LIBOR + .73	%)#	12/27/2020	$24,375	$24,431,005
Goldman Sachs Group, Inc. (The)	3.579%(3 Mo. LIBOR + .80	%)#	12/13/2019	58,343	58,603,017
Goldman Sachs Group, Inc. (The)	3.792%(3 Mo. LIBOR + 1.02	%)#	10/23/2019	35,197	35,377,126
Goldman Sachs Group, Inc. (The)	3.811%(3 Mo. LIBOR + 1.04	%)#	4/25/2019	48,905	48,988,907
Goldman Sachs Group, Inc. (The)	3.932%(3 Mo. LIBOR + 1.16	%)#	4/23/2020	71,908	72,506,168
HSBC Holdings plc (United Kingdom)(a)	3.283%(3 Mo. LIBOR + .60	%)#	5/18/2021	48,721	48,706,533
HSBC Holdings plc (United Kingdom)(a)	3.426%(3 Mo. LIBOR + .65	%)#	9/11/2021	70,500	70,503,175
HSBC USA, Inc.	3.298%(3 Mo. LIBOR + .61	%)#	11/13/2019	3,100	3,112,162
Huntington National Bank (The)	3.277%(3 Mo. LIBOR + .51	%)#	3/10/2020	30,421	30,523,104
Huntington National Bank (The)	3.283%(3 Mo. LIBOR + .55	%)#	2/5/2021	47,000	47,012,815
ING Bank NV (Netherlands)†(a)	3.294%(3 Mo. LIBOR + .61	%)#	8/15/2019	8,000	8,017,816
ING Bank NV (Netherlands)†(a)	3.487%(3 Mo. LIBOR + .69	%)#	10/1/2019	1,970	1,976,460
ING Bank NV (Netherlands)†(a)	3.653%(3 Mo. LIBOR + .97	%)#	8/17/2020	1,700	1,716,996
ING Bank NV (Netherlands)†(a)	3.954%(3 Mo. LIBOR + 1.13	%)#	3/22/2019	44,400	44,430,471
Intesa Sanpaolo SpA	3.403%(3 Mo. LIBOR + .63	%)#	7/17/2019	32,850	32,857,606
JPMorgan Chase & Co.	3.306%(3 Mo. LIBOR + .68	%)#	6/1/2021	60,069	60,218,136
JPMorgan Chase & Co.	3.317%(3 Mo. LIBOR + .55	%)#	3/9/2021	12,906	12,926,928
JPMorgan Chase & Co.	3.727%(3 Mo. LIBOR + .96	%)#	1/23/2020	20,968	21,112,391
JPMorgan Chase & Co.	4.106%(3 Mo. LIBOR + 1.48	%)#	3/1/2021	55,106	56,234,986
JPMorgan Chase Bank NA	2.856%(3 Mo. LIBOR + .23	%)#	9/1/2020	71,163	71,154,651
JPMorgan Chase Bank NA	3.053%(3 Mo. LIBOR + .37	%)#	2/19/2021	93,584	93,698,327
JPMorgan Chase Bank NA	3.105%(3 Mo. LIBOR + .34	%)#	4/26/2021	24,750	24,753,770

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

JPMorgan Chase Bank NA	3.414%(3 Mo. LIBOR + .59	%)#	9/23/2019	$2,000	$2,005,769
KeyBank NA	2.35%		3/8/2019	1,920	1,919,926
KeyBank NA	3.396%(3 Mo. LIBOR + .66	%)#	2/1/2022	32,694	32,752,506
Lloyds Bank plc (United Kingdom)(a)	3.229%(3 Mo. LIBOR + .49	%)#	5/7/2021	19,757	19,665,010
Lloyds Banking Group plc (United Kingdom)(a)	3.59%(3 Mo. LIBOR + .80	%)#	6/21/2021	9,492	9,479,091
Macquarie Bank Ltd. (Australia)†(a)	3.138%(3 Mo. LIBOR + .35	%)#	3/15/2019	24,211	24,215,832
Macquarie Bank Ltd. (Australia)†(a)	3.144%(3 Mo. LIBOR + .35	%)#	4/4/2019	148,520	148,588,134
Manufacturers & Traders Trust Co.	3.041%(3 Mo. LIBOR + .27	%)#	1/25/2021	16,947	16,878,858
Manufacturers & Traders Trust Co.	3.708%(1 Mo. LIBOR + 1.22	%)#	12/28/2020	29,427	29,433,496
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	3.415%(3 Mo. LIBOR + .65	%)#	7/26/2021	19,196	19,205,532
Morgan Stanley	3.247%(3 Mo. LIBOR + .55	%)#	2/10/2021	203,950	204,326,794
Morgan Stanley	3.768%(3 Mo. LIBOR + .98	%)#	6/16/2020	12,995	13,091,822
Morgan Stanley	3.905%(3 Mo. LIBOR + 1.14	%)#	1/27/2020	15,105	15,214,800
Morgan Stanley	3.941%(3 Mo. LIBOR + 1.18	%)#	1/20/2022	42,917	43,399,837
Morgan Stanley	4.161%(3 Mo. LIBOR + 1.40	%)#	4/21/2021	3,937	4,002,750
National Australia Bank Ltd. (Australia)†(a)	3.147%(3 Mo. LIBOR + .35	%)#	1/12/2021	51,851	51,865,636
National Australia Bank Ltd. (Australia)†(a)	3.173%(3 Mo. LIBOR + .51	%)#	5/22/2020	44,911	45,130,916
National Australia Bank Ltd. (Australia)†(a)	3.373%(3 Mo. LIBOR + .59	%)#	1/10/2020	3,610	3,622,589
National Australia Bank Ltd. (Australia)†(a)	3.457%(3 Mo. LIBOR + .69	%)#	12/9/2019	8,000	8,035,088
National Bank of Canada (Canada)(a)	3.336%(3 Mo. LIBOR + .56	%)#	6/12/2020	47,372	47,581,844
Nordea Bank AB (Finland)†(a)	3.099%(3 Mo. LIBOR + .47	%)#	5/29/2020	10,898	10,936,741
Nordea Bank AB (Finland)†(a)	3.423%(3 Mo. LIBOR + .62	%)#	9/30/2019	6,810	6,828,378

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

PNC Bank NA	3.011%(3 Mo. LIBOR + .25	%)#	1/22/2021	$3,500	$3,496,564
Regions Bank/Birmingham AL	3.188%(3 Mo. LIBOR + .50	%)#	8/13/2021	42,736	42,430,965
Royal Bank of Canada (Canada)(a)	2.995%(3 Mo. LIBOR + .38	%)#	3/2/2020	1,360	1,363,702
Royal Bank of Canada (Canada)(a)	3.005%(3 Mo. LIBOR + .24	%)#	10/26/2020	2,822	2,822,596
Royal Bank of Canada (Canada)(a)	3.061%(3 Mo. LIBOR + .30	%)#	7/22/2020	44,148	44,201,808
Royal Bank of Canada (Canada)(a)	3.171%(3 Mo. LIBOR + .40	%)#	1/25/2021	70,329	70,370,621
Royal Bank of Canada (Canada)(a)	3.497%(3 Mo. LIBOR + .71	%)#	4/15/2019	3,165	3,168,237
Santander UK plc (United Kingdom)(a)	3.246%(3 Mo. LIBOR + .62	%)#	6/1/2021	14,250	14,234,860
Santander UK plc (United Kingdom)(a)	3.038%(3 Mo. LIBOR + .30	%)#	11/3/2020	10,000	9,992,295
Santander UK plc (United Kingdom)(a)	4.258%(3 Mo. LIBOR + 1.48	%)#	3/14/2019	27,836	27,849,562
Skandinaviska Enskilda Banken AB (Sweden)†(a)	3.349%(3 Mo. LIBOR + .57	%)#	9/13/2019	14,840	14,881,005
Standard Chartered plc (United Kingdom)†(a)	3.813%(3 Mo. LIBOR + 1.13	%)#	8/19/2019	25,844	25,961,243
Sumitomo Mitsui Banking Corp. (Japan)(a)	3.09%(3 Mo. LIBOR + .31	%)#	10/18/2019	24,485	24,524,666
Sumitomo Mitsui Banking Corp. (Japan)(a)	3.123%(3 Mo. LIBOR + .35	%)#	1/17/2020	98,721	98,896,919
Sumitomo Mitsui Banking Corp. (Japan)(a)	3.149%(3 Mo. LIBOR + .37	%)#	10/16/2020	47,074	47,091,588
Sumitomo Mitsui Trust Bank Ltd. (Japan)†(a)	3.244%(3 Mo. LIBOR + .44	%)#	9/19/2019	9,000	9,011,670
SunTrust Bank	3.265%(3 Mo. LIBOR + .50	%)#	10/26/2021	12,600	12,605,183
Svenska Handelsbanken AB (Sweden)(a)	3.229%(3 Mo. LIBOR + .49	%)#	9/6/2019	1,800	1,803,485
Toronto-Dominion Bank (The) (Canada)(a)	3.011%(3 Mo. LIBOR + .24	%)#	1/25/2021	15,549	15,549,003
Toronto-Dominion Bank (The) (Canada)(a)	3.048%(3 Mo. LIBOR + .26	%)#	9/17/2020	74,501	74,563,333
Toronto-Dominion Bank (The) (Canada)(a)	3.051%(3 Mo. LIBOR + .28	%)#	6/11/2020	33,814	33,884,723
Toronto-Dominion Bank (The) (Canada)(a)	3.708%(3 Mo. LIBOR + .93	%)#	12/14/2020	32,917	33,269,638

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

UBS AG (United Kingdom)†(a)	2.949%(3 Mo. LIBOR + .32	%)#	5/28/2019	$105,930	$105,983,812
UBS AG (United Kingdom)†(a)	3.106%(3 Mo. LIBOR + .48	%)#	12/1/2020	34,139	34,183,859
UBS AG (United Kingdom)†(a)	3.347%(3 Mo. LIBOR + .58	%)#	6/8/2020	22,190	22,278,227
UBS AG/Stamford CT	3.333%(3 Mo. LIBOR + .64	%)#	8/14/2019	15,130	15,172,288
US Bancorp	3.171%(3 Mo. LIBOR + .40	%)#	4/25/2019	50	50,013
US Bank NA/Cincinnati OH	2.931%(3 Mo. LIBOR + .29	%)#	5/21/2021	24,000	23,958,461
US Bank NA/Cincinnati OH	3.029%(3 Mo. LIBOR + .25	%)#	7/24/2020	48,000	48,078,853
Wells Fargo & Co.	3.431%(3 Mo. LIBOR + .68	%)#	1/30/2020	73,561	73,936,793
Wells Fargo & Co.	3.627%(3 Mo. LIBOR + .93	%)#	2/11/2022	32,750	32,995,081
Wells Fargo & Co.	3.641%(3 Mo. LIBOR + .88	%)#	7/22/2020	96,925	97,832,997
Wells Fargo & Co.	3.955%(3 Mo. LIBOR + 1.34	%)#	3/4/2021	28,181	28,698,461
Wells Fargo Bank NA	3.017%(3 Mo. LIBOR + .23	%)#	1/15/2020	90,223	90,356,221
Wells Fargo Bank NA	3.097%(3 Mo. LIBOR + .31	%)#	1/15/2021	2,340	2,343,264
Wells Fargo Bank NA	3.251%(3 Mo. LIBOR + .60	%)#	5/24/2019	3,400	3,404,470
Wells Fargo Bank NA	3.271%(3 Mo. LIBOR + .51	%)#	10/22/2021	32,949	32,978,398
Wells Fargo Bank NA	3.272%(3 Mo. LIBOR + .50	%)#	7/23/2021	69,139	69,258,039
Wells Fargo Bank NA	3.389%(3 Mo. LIBOR + .65	%)#	12/6/2019	9,270	9,312,704
Westpac Banking Corp. (Australia)(a)	2.964%(3 Mo. LIBOR + .28	%)#	5/15/2020	14,789	14,808,945
Westpac Banking Corp. (Australia)(a)	3.169%(3 Mo. LIBOR + .43	%)#	3/6/2020	9,083	9,111,829
Total					4,194,294,106

Beverages 0.20%

Constellation Brands, Inc.	3.384%(3 Mo. LIBOR + .70	%)#	11/15/2021	32,826	32,698,596

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Biotechnology Research & Production 0.14%

Amgen, Inc.	3.263%(3 Mo. LIBOR + .60	%)#	5/22/2019	$45	$45,052
Gilead Sciences, Inc.	3.012%(3 Mo. LIBOR + .22	%)#	3/20/2019	14,500	14,501,696
Gilead Sciences, Inc.	3.042%(3 Mo. LIBOR + .25	%)#	9/20/2019	7,538	7,543,683
Total					22,090,431

Building Materials 0.63%

Martin Marietta Materials, Inc.	3.292%(3 Mo. LIBOR + .50	%)#	12/20/2019	37,665	37,628,048
Martin Marietta Materials, Inc.	3.313%(3 Mo. LIBOR + .65	%)#	5/22/2020	20,038	20,048,444
Vulcan Materials Co.	3.276%(3 Mo. LIBOR + .65	%)#	3/1/2021	30,176	30,056,206
Vulcan Materials Co.	3.388%(3 Mo. LIBOR + .60	%)#	6/15/2020	12,911	12,877,449
Total					100,610,147

Chemicals 0.12%

DowDuPont, Inc.	3.394%(3 Mo. LIBOR + .71	%)#	11/15/2020	18,771	18,884,966

Computer Hardware 0.35%

IBM Credit LLC	3.099%(3 Mo. LIBOR + .47	%)#	11/30/2020	56,366	56,585,434

Drugs 0.68%

Bayer US Finance II LLC†	3.452%(3 Mo. LIBOR + .63	%)#	6/25/2021	9,468	9,402,242
Cigna Corp.†	3.138%(3 Mo. LIBOR + .35	%)#	3/17/2020	74,717	74,655,405
CVS Health Corp.	3.397%(3 Mo. LIBOR + .63	%)#	3/9/2020	24,866	24,923,369
Total					108,981,016

Electric: Power 0.97%

Kansas Gas & Electric Co.†	6.70%		6/15/2019	125	126,142
Mississippi Power Co.	3.472%(3 Mo. LIBOR + .65	%)#	3/27/2020	1,000	999,797

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

NextEra Energy Capital Holdings, Inc.	3.179%(3 Mo. LIBOR + .55	%)#	8/28/2021	$47,466	$47,272,510
Sempra Energy	3.037%(3 Mo. LIBOR + .25	%)#	7/15/2019	56,199	56,088,190
Sempra Energy	3.287%(3 Mo. LIBOR + .50	%)#	1/15/2021	9,177	9,078,033
Southern Power Co.†	3.342%(3 Mo. LIBOR + .55	%)#	12/20/2020	42,391	42,169,111
Texas-New Mexico Power Co.†	9.50%		4/1/2019	386	387,936
Total					156,121,719

Electrical Equipment 0.06%

QUALCOMM, Inc.	3.194%(3 Mo. LIBOR + .55	%)#	5/20/2020	9,589	9,621,168

Electronics 0.18%

Tyco Electronics Group SA (Luxembourg)(a)	3.201%(3 Mo. LIBOR + .45	%)#	6/5/2020	28,184	28,171,916

Financial Services 0.95%

AIG Global Funding†	3.277%(3 Mo. LIBOR + .48	%)#	7/2/2020	12,000	12,027,292
AIG Global Funding†	3.381%(3 Mo. LIBOR + .65	%)#	1/22/2021	32,931	32,969,852
American Express Co.	3.081%(3 Mo. LIBOR + .33	%)#	10/30/2020	4,702	4,702,392
American Express Co.	3.333%(3 Mo. LIBOR + .60	%)#	11/5/2021	23,482	23,531,813
American Express Credit Corp.	3.068%(3 Mo. LIBOR + .33	%)#	5/3/2019	7,897	7,899,545
American Express Credit Corp.	3.174%(3 Mo. LIBOR + .49	%)#	8/15/2019	8,292	8,306,584
American Express Credit Corp.	3.828%(3 Mo. LIBOR + 1.05	%)#	9/14/2020	9,379	9,482,544
Capital One Financial Corp.	3.458%(3 Mo. LIBOR + .76	%)#	5/12/2020	10,205	10,248,229
Federation des Caisses Desjardins du Quebec (Canada)†(a)	3.081%(3 Mo. LIBOR + .33	%)#	10/30/2020	19,378	19,382,616
TD Ameritrade Holding Corp.	3.166%(3 Mo. LIBOR + .43	%)#	11/1/2021	23,482	23,488,502
Total					152,039,369

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Food 0.48%

Campbell Soup Co.	3.288%(3 Mo. LIBOR + .50	%)#	3/16/2020	$14,912	$14,857,982
Conagra Brands, Inc.	3.297%(3 Mo. LIBOR + .50	%)#	10/9/2020	10,045	9,974,569
Conagra Brands, Inc.	3.511%(3 Mo. LIBOR + .75	%)#	10/22/2020	32,968	32,839,304
Mondelez International Holdings Netherlands BV (Netherlands)†(a)	3.375%(3 Mo. LIBOR + .61	%)#	10/28/2019	11,801	11,829,487
Tyson Foods, Inc.	3.079%(3 Mo. LIBOR + .45	%)#	5/30/2019	8,000	8,000,143
Total					77,501,485

Health Care Products 0.26%

Becton Dickinson & Co.	3.678%(3 Mo. LIBOR + .88	%)#	12/29/2020	7,955	7,932,252
Zimmer Biomet Holdings, Inc.	3.554%(3 Mo. LIBOR + .75	%)#	3/19/2021	33,994	33,861,157
Total					41,793,409

Insurance 1.98%

Assurant, Inc.	4.072%(3 Mo. LIBOR + 1.25	%)#	3/26/2021	9,942	9,937,406
Jackson National Life Global Funding†	3.065%(3 Mo. LIBOR + .30	%)#	4/27/2020	47,022	47,021,147
Jackson National Life Global Funding†	3.087%(3 Mo. LIBOR + .30	%)#	10/15/2020	78,156	78,029,765
Marsh & McLennan Cos, Inc.	3.908%(3 Mo. LIBOR + 1.20	%)#	12/29/2021	28,125	28,159,917
Metropolitan Life Global Funding I†	3.024%(3 Mo. LIBOR + .22	%)#	9/19/2019	7,000	7,008,326
Metropolitan Life Global Funding I†	3.034%(3 Mo. LIBOR + .23	%)#	1/8/2021	77,190	77,100,352
New York Life Global Funding†	3.016%(3 Mo. LIBOR + .28	%)#	1/28/2021	18,733	18,738,953
New York Life Global Funding†	3.054%(3 Mo. LIBOR + .32	%)#	8/6/2021	28,524	28,550,646
Protective Life Global Funding†	3.333%(3 Mo. LIBOR + .52	%)#	6/28/2021	24,089	24,055,042
Total					318,601,554

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Leasing 0.06%

Aviation Capital Group LLC†	3.421%(3 Mo. LIBOR + .67	%)#	7/30/2021	$9,570	$9,506,106

Lodging 0.29%

Marriott International, Inc.	3.226%(3 Mo. LIBOR + .60	%)#	12/1/2020	46,980	47,047,224

Machinery: Agricultural 0.03%

BAT Capital Corp.	3.283%(3 Mo. LIBOR + .59	%)#	8/14/2020	5,046	5,032,765

Machinery: Industrial/Specialty 0.59%

John Deere Capital Corp.	2.915%(3 Mo. LIBOR + .12	%)#	7/5/2019	10,000	10,005,362
John Deere Capital Corp.	2.975%(3 Mo. LIBOR + .18	%)#	1/7/2020	28,991	29,025,259
John Deere Capital Corp.	3.203%(3 Mo. LIBOR + .42	%)#	7/10/2020	46,877	46,967,192
Wabtec Corp.	3.838%(3 Mo. LIBOR + 1.05	%)#	9/15/2021	9,414	9,398,281
Total					95,396,094

Machinery: Oil Well Equipment & Services 0.38%

Caterpillar Financial Services Corp.	2.896%(3 Mo. LIBOR + .25	%)#	8/26/2020	60,848	60,843,122

Manufacturing 0.53%

General Electric Co.	3.223%(3 Mo. LIBOR + .41	%)#	3/28/2020	13,086	13,088,905
General Electric Co.	3.417%(3 Mo. LIBOR + .62	%)#	1/9/2020	55,510	55,400,933
General Electric Co.	3.587%(3 Mo. LIBOR + .80	%)#	4/15/2020	2,139	2,136,804
Siemens Financieringsmaatschappij NV (Netherlands)†(a)	3.128%(3 Mo. LIBOR + .34	%)#	3/16/2020	14,380	14,385,522
Total					85,012,164

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Media 1.07%
Comcast Corp.	3.127%(3 Mo. LIBOR + .33	%)#	10/1/2020	$86,346	$86,518,347
NBCUniversal Enterprise, Inc.†	3.197%(3 Mo. LIBOR + .40	%)#	4/1/2021	84,826	84,888,180
Total					171,406,527

Natural Gas 0.35%

WGL Holdings, Inc.	3.029%(3 Mo. LIBOR + .40	%)#	11/29/2019	28,034	27,915,119
WGL Holdings, Inc.	3.326%(3 Mo. LIBOR + .55	%)#	3/12/2020	28,459	28,305,562
Total					56,220,681

Oil 0.07%

Phillips 66	3.246%(3 Mo. LIBOR + .60	%)#	2/26/2021	8,311	8,306,530
Phillips 66†	3.537%(3 Mo. LIBOR + .75	%)#	4/15/2020	2,602	2,603,326
Total					10,909,856

Real Estate Investment Trusts 0.09%

SL Green Operating Partnership LP	3.663%(3 Mo. LIBOR + .98	%)#	8/16/2021	14,316	14,242,424

Retail 0.62%

Alimentation Couche-Tard, Inc. (Canada)†(a)	3.279%(3 Mo. LIBOR + .50	%)#	12/13/2019	15,998	15,996,776
Dollar Tree, Inc.	3.473%(3 Mo. LIBOR + .70	%)#	4/17/2020	83,658	83,695,617
Total					99,692,393

Telecommunications 0.78%

AT&T, Inc.	3.733%(3 Mo. LIBOR + .93	%)#	6/30/2020	38,654	38,975,472
Deutsche Telekom International Finance BV (Netherlands)†(a)	3.254%(3 Mo. LIBOR + .45	%)#	9/19/2019	13,704	13,731,223
Verizon Communications, Inc.	3.213%(3 Mo. LIBOR + .55	%)#	5/22/2020	71,641	71,974,985
Total					124,681,680
Total Corporate Bonds (cost $6,803,197,804)					6,805,678,433
Total Long-Term Investments (cost $10,615,214,200)					10,624,368,201

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 34.41%

COMMERCIAL PAPER 30.92%

Aerospace/Defense 1.85%

Harris Corp.	2.883%	3/8/2019	$15,000	$14,991,717
Harris Corp.	2.947%	3/15/2019	25,000	24,971,806
Northrop Grumman Corp.	2.954%	3/20/2019	18,817	18,788,200
Northrop Grumman Corp.	2.961%	5/22/2019	65,630	65,197,848
Northrop Grumman Corp.	3.002%	5/22/2019	102,567	101,891,630
Northrop Grumman Corp.	3.025%	3/20/2019	18,817	18,787,504
Northrop Grumman Corp.	3.147%	4/17/2019	33,773	33,637,195
United Technologies Corp.	2.886%	3/8/2019	18,217	18,206,940
Total				296,472,840

Auto Parts: Original Equipment 0.50%

Magna International, Inc.	2.845%	3/15/2019	22,500	22,475,500
Magna International, Inc.	2.845%	3/19/2019	57,250	57,169,850	(b)
Total				79,645,350

Automotive 1.26%

Ford Motor Credit Co. LLC	3.446%	4/10/2019	32,749	32,626,009
Ford Motor Credit Co. LLC	4.39%	11/25/2019	9,397	9,159,138
General Motors Financial Co., Inc.	3.029%	3/22/2019	29,750	29,698,285
General Motors Financial Co., Inc.	3.029%	3/8/2019	42,255	42,230,516
General Motors Financial Co., Inc.	3.129%	4/12/2019	18,553	18,486,549
General Motors Financial Co., Inc.	3.684%	3/14/2019	69,994	69,903,008
Total				202,103,505

Banks: Regional 0.31%

Canadian Imperial Bank of Commerce	3.202%	9/20/2019	29,830	29,886,598
Svenska Handelsbanken	3.031%	10/21/2019	19,840	19,877,262
Total				49,763,860

Beverages 1.88%

Constellation Brands, Inc.	2.927%	3/13/2019	3,500	3,496,640
Constellation Brands, Inc.	2.947%	3/20/2019	15,978	15,953,545
Constellation Brands, Inc.	2.947%	3/22/2019	16,000	15,972,933
Constellation Brands, Inc.	2.947%	3/21/2019	13,000	12,979,056
Constellation Brands, Inc.	2.947%	3/22/2019	17,000	16,971,242
Constellation Brands, Inc.	2.948%	3/18/2019	27,963	27,924,706

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages (continued)

Constellation Brands, Inc.	2.948%	3/25/2019	$37,616	$37,543,276
Constellation Brands, Inc.	2.948%	3/27/2019	16,940	16,904,520
Constellation Brands, Inc.	2.949%	3/22/2019	8,500	8,485,621
Keurig Dr Pepper, Inc.	2.856%	3/7/2019	14,088	14,081,402
Keurig Dr Pepper, Inc.	2.859%	3/22/2019	19,203	19,171,523
Keurig Dr Pepper, Inc.	2.951%	3/8/2019	44,222	44,197,064
Keurig Dr Pepper, Inc.	2.975%	3/25/2019	68,000	67,867,626
Total				301,549,154

Building Materials 0.74%

CRH America Finance, Inc.	2.848%	3/19/2019	3,000	2,995,800
CRH America Finance, Inc.	2.997%	3/20/2019	13,881	13,859,461
CRH America Finance, Inc.	3.008%	3/19/2019	14,119	14,098,174
CRH America Finance, Inc.	3.028%	3/20/2019	14,123	14,100,862
CRH America Finance, Inc.	3.04%	3/20/2019	9,334	9,319,320
CRH America Finance, Inc.	3.049%	3/19/2019	14,110	14,088,906
Johnson Controls International plc	2.845%	3/22/2019	49,750	49,668,742
Total				118,131,265

Business Services 0.39%

Tyco International Holding S.a.r.I.	2.845%	3/25/2019	40,000	39,925,333
Tyco International Holding S.a.r.I.	2.876%	3/22/2019	23,165	23,126,759
Total				63,052,092

Chemicals 2.84%

Albemarle Corp.	2.952%	3/12/2019	3,000	2,997,342
E.I. du Pont de Nemours & Co.	2.945%	3/19/2019	23,294	23,260,340
E.I. du Pont de Nemours & Co.	2.965%	3/18/2019	65,876	65,785,475
FMC Corp.	3.049%	3/4/2019	35,482	35,473,129
FMC Corp.	3.049%	3/20/2019	39,750	39,687,063
FMC Corp.	3.049%	3/25/2019	18,825	18,787,350
FMC Corp.	3.049%	3/14/2019	45,000	44,951,250
FMC Corp.	3.051%	3/8/2019	45,000	44,973,750
FMC Corp.	3.078%	3/1/2019	18,549	18,549,000
Sherwin Williams Co.	2.877%	3/26/2019	8,000	7,984,278
Sherwin Williams Co.	2.895%	3/21/2019	30,355	30,306,938
Sherwin Williams Co.	2.897%	3/25/2019	16,000	15,969,600
Sherwin Williams Co.	2.898%	3/28/2019	10,000	9,978,625
Sherwin Williams Co.	2.951%	4/9/2019	30,000	29,905,750
Sherwin Williams Co.	2.978%	3/4/2019	37,598	37,588,820
Sherwin Williams Co.	3.005%	4/11/2019	29,250	29,151,728
Total				455,350,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software 0.29%

Fidelity National Information Solutions, Inc.	2.909%	3/7/2019	$46,775	$46,752,704

Drugs 0.49%

CIGNA Corp.	3.026%	3/26/2019	15,000	14,969,062
CIGNA Corp.	3.026%	3/26/2019	64,515	64,381,938
Total				79,351,000

Electric: Power 0.97%

Entergy Corp.	3.044%	5/21/2019	66,819	66,377,014
Entergy Corp.	3.218%	3/6/2019	61,500	61,473,094
Public Service Electric & Gas Co.	2.85%	4/8/2019	27,882	27,799,593
Total				155,649,701

Electronics 1.31%

Arrow Electronics, Inc.	2.997%	3/26/2019	14,000	13,971,319
Arrow Electronics, Inc.	2.998%	3/22/2019	50,000	49,913,958
Arrow Electronics, Inc.	3.029%	3/18/2019	13,864	13,844,490
Arrow Electronics, Inc.	3.049%	3/5/2019	9,157	9,153,948
Arrow Electronics, Inc.	3.049%	3/6/2019	9,392	9,388,087
Arrow Electronics, Inc.	3.049%	3/1/2019	9,163	9,163,000
Arrow Electronics, Inc.	3.049%	3/6/2019	39,000	38,983,750
Arrow Electronics, Inc.	3.05%	3/1/2019	18,800	18,800,000
Arrow Electronics, Inc.	3.05%	3/4/2019	48,000	47,988,000
Total				211,206,552

Food 2.13%

Campbell Soup Co.	2.97%	3/21/2019	32,410	32,357,424
Campbell Soup Co.	3.005%	4/11/2019	27,963	27,869,052
Campbell Soup Co.	3.054%	4/18/2019	32,936	32,804,256
Campbell Soup Co.	3.056%	4/22/2019	32,708	32,566,266
Campbell Soup Co.	3.368%	3/1/2019	58,224	58,224,000
Campbell Soup Co.	3.399%	3/4/2019	17,138	17,133,244
Mondelez International, Inc.	2.973%	3/6/2019	14,116	14,110,275
Mondelez International, Inc.	2.986%	3/26/2019	29,000	28,940,993
Mondelez International, Inc.	3.035%	3/4/2019	32,687	32,678,883
Mondelez International, Inc.	3.108%	3/5/2019	65,950	65,927,650
Total				342,612,043

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Products 1.08%

Boston Scientific Corp.	2.946%	3/4/2019	$23,195	$23,189,394
Boston Scientific Corp.	2.947%	3/4/2019	39,212	39,202,524
Boston Scientific Corp.	2.947%	3/8/2019	35,000	34,980,264
Boston Scientific Corp.	3.056%	3/25/2019	33,000	32,934,000
Boston Scientific Corp.	3.056%	3/25/2019	19,000	18,962,000
Boston Scientific Corp.	3.107%	3/11/2019	23,538	23,518,058
Total				172,786,240

Health Care Services 1.65%

Humana, Inc.	2.947%	3/12/2019	10,332	10,322,844
Humana, Inc.	2.947%	3/21/2019	9,164	9,149,236
Humana, Inc.	2.948%	3/14/2019	14,088	14,073,247
Humana, Inc.	2.949%	3/18/2019	45,000	44,938,375
Humana, Inc.	2.949%	4/1/2019	56,239	56,098,559
Humana, Inc.	2.949%	4/2/2019	32,935	32,850,101
Humana, Inc.	2.958%	3/11/2019	27,892	27,869,454
Humana, Inc.	2.971%	4/10/2019	27,995	27,904,172
Humana, Inc.	3.006%	3/25/2019	23,522	23,475,740
Humana, Inc.	3.058%	3/11/2019	18,818	18,802,318
Total				265,484,046

Household Equipment/Products 0.17%

Newell Rubbermaid, Inc.	3.023%	3/5/2019	28,237	28,227,650

Leisure 1.13%

Royal Caribbean Cruises Ltd.	3.05%	3/21/2019	17,750	17,720,417
Royal Caribbean Cruises Ltd.	3.051%	4/4/2019	75,000	74,787,500
Royal Caribbean Cruises Ltd.	3.102%	3/8/2019	27,000	26,983,987
Royal Caribbean Cruises Ltd.	3.103%	3/5/2019	62,000	61,978,989
Total				181,470,893

Lodging 0.89%

Marriott International, Inc.	2.952%	3/20/2019	46,760	46,688,431
Marriott International, Inc.	2.954%	3/20/2019	28,227	28,183,797
Marriott International, Inc.	2.99%	3/14/2019	24,419	24,393,075
Marriott International, Inc.	3.077%	3/11/2019	2,000	1,998,322
Marriott International, Inc.	3.077%	3/15/2019	41,000	40,951,848
Total				142,215,473

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural 0.53%

BAT International Finance plc	2.895%	3/1/2019	$29,120	$29,120,000
BAT International Finance plc	2.896%	3/4/2019	37,596	37,587,071
BAT International Finance plc	2.897%	3/6/2019	18,563	18,555,652
Total				85,262,723

Machinery: Industrial/Specialty 0.15%

CNH Industrial Capital LLC	3.058%	4/1/2019	23,500	23,439,292

Manufacturing 1.27%

Pentair Finance	3.093%	3/1/2019	9,408	9,408,000
Pentair Finance	3.146%	3/6/2019	2,750	2,748,816
Pentair Finance	3.146%	3/7/2019	4,471	4,468,690
Pentair Finance	3.147%	3/12/2019	9,410	9,401,087
Pentair Finance	3.147%	3/13/2019	20,000	19,979,333
Pentair Finance	3.167%	3/12/2019	10,000	9,990,467
Pentair Finance	3.177%	3/11/2019	7,000	6,993,914
Pentair Finance	3.198%	3/11/2019	10,000	9,991,250
Pentair Finance	3.199%	3/5/2019	32,885	32,873,490
Pentair Finance	3.20%	3/20/2019	5,000	4,991,687
Pentair Finance	3.20%	3/8/2019	32,333	32,313,196
Pentair Finance	3.271%	3/5/2019	27,248	27,238,251
Pentair Finance	3.301%	3/4/2019	32,885	32,876,094
Total				203,274,275

Metals & Minerals: Miscellaneous 1.52%

Glencore Funding LLC	3.069%	3/6/2019	4,550	4,548,092
Glencore Funding LLC	3.069%	3/6/2019	93,626	93,586,729
Glencore Funding LLC	3.069%	3/11/2019	48,000	47,959,733
Glencore Funding LLC	3.07%	3/8/2019	37,560	37,537,944
Glencore Funding LLC	3.131%	3/18/2019	35,000	34,949,095
Glencore Funding LLC	3.194%	4/4/2019	25,000	24,925,861
Total				243,507,454

Natural Gas 1.23%

Nisource, Inc.	2.948%	3/4/2019	20,000	19,995,167
WGL Holdings, Inc.	3.251%	3/13/2019	18,798	18,777,949
WGL Holdings, Inc.	3.253%	3/5/2019	15,700	15,694,418
WGL Holdings, Inc.	3.253%	3/7/2019	20,000	19,989,333
WGL Holdings, Inc.	3.274%	3/6/2019	18,798	18,789,593
WGL Holdings, Inc.	3.304%	3/14/2019	18,557	18,535,221

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas (continued)

WGL Holdings, Inc.	3.307%	3/18/2019	$14,085	$14,063,384
WGL Holdings, Inc.	3.313%	3/11/2019	28,239	28,213,506
WGL Holdings, Inc.	3.334%	3/22/2019	25,000	24,952,167
WGL Holdings, Inc.	3.337%	3/21/2019	18,084	18,051,047
Total				197,061,785

Oil 0.10%

Eni Finance USA, Inc.	2.873%	4/8/2019	15,496	15,449,874

Oil: Crude Producers 4.06%

Enable Midstream Partners LP	3.263%	3/26/2019	18,820	18,778,047
Enable Midstream Partners LP	3.305%	3/4/2019	37,598	37,587,817
Enable Midstream Partners LP	3.364%	4/22/2019	30,000	29,857,000
Enable Midstream Partners LP	3.406%	3/13/2019	41,500	41,453,658
Enable Midstream Partners LP	3.468%	5/1/2019	46,792	46,542,505
Enable Midstream Partners LP	3.529%	6/4/2019	40,000	39,647,333
Enable Midstream Partners LP	3.529%	6/5/2019	23,276	23,068,553
Enbridge, Inc.	2.916%	3/4/2019	37,574	37,565,013
Enbridge, Inc.	2.917%	3/7/2019	28,176	28,162,523
Energy Transfer Partners	3.63%	3/12/2019	46,452	46,401,613
Energy Transfer Partners	3.683%	3/18/2019	18,823	18,791,001
ETP Legacy L.P.	3.093%	3/1/2019	47,022	47,022,000
ONEOK, Inc.	3.043%	3/4/2019	28,230	28,222,942
ONEOK, Inc.	3.043%	3/5/2019	56,582	56,563,140
ONEOK, Inc.	3.044%	3/7/2019	15,000	14,992,500
ONEOK, Inc.	3.044%	3/7/2019	28,235	28,220,883
ONEOK, Inc.	3.044%	3/7/2019	30,000	29,985,000
ONEOK, Inc.	3.045%	3/4/2019	25,000	24,993,750
ONEOK, Inc.	3.095%	3/5/2019	19,750	19,743,307
TransCanada PipeLines Ltd.	2.871%	4/1/2019	34,748	34,663,620
Total				652,262,205

Oil: Integrated Domestic 0.57%

Schlumberger Holdings Corp.	2.956%	3/19/2019	45,000	44,934,750
Schlumberger Holdings Corp.	2.966%	3/15/2019	22,591	22,565,434
Schlumberger Holdings Corp.	3.006%	3/7/2019	23,522	23,510,435
Total				91,010,619

Retail 0.27%

Autonation, Inc.	2.942%	3/6/2019	13,876	13,870,411
Autonation, Inc.	2.942%	3/7/2019	30,395	30,380,309
Total				44,250,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 1.34%

Bell Canada, Inc.	2.934%	3/29/2019	$47,010	$46,904,698
Bell Canada, Inc.	2.935%	4/1/2019	33,847	33,763,060
Bell Canada, Inc.	2.975%	3/8/2019	37,400	37,378,765
Bell Canada, Inc.	2.975%	3/18/2019	12,235	12,218,129
Bell Canada, Inc.	2.976%	3/18/2019	84,699	84,582,209
Total				214,846,861
Total Commercial Paper (cost $4,962,004,244)				4,962,190,614

CORPORATE BONDS 1.21%

Automotive 0.06%

Ford Motor Credit Co. LLC	2.375%	3/12/2019	9,412	9,410,453

Banks: Regional 0.42%

Capital One NA	3.544%(3 Mo. LIBOR + .77%)#	9/13/2019	7,365	7,379,090
Citigroup, Inc.	3.574%(3 Mo. LIBOR + .77%)#	4/8/2019	22,714	22,725,732
ING Bank NV (Netherlands)(a)	3.294%(3 Mo. LIBOR + .61%)#	8/15/2019	1,570	1,573,496
Lloyds Bank plc (United Kingdom)†(a)	5.80%	1/13/2020	5,175	5,294,285
Morgan Stanley	3.512%(3 Mo. LIBOR + .74%)#	7/23/2019	1,000	1,002,453
Wells Fargo & Co.	3.221%(3 Mo. LIBOR + .46%)#	4/22/2019	8,365	8,372,432
Westpac Banking Corp. (Australia)(a)	3.398%(3 Mo. LIBOR + .71%)#	5/13/2019	21,526	21,559,255
Total				67,906,743

Containers 0.03%

WestRock RKT LLC	4.45%	3/1/2019	4,701	4,701,000

Drugs 0.03%

Shire Acquisitions Investments Ireland DAC (Ireland)(a)	1.90%	9/23/2019	5,301	5,264,639

Financial Services 0.46%

International Lease Finance Corp.	5.875%	4/1/2019	3,664	3,669,794

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

International Lease Finance Corp.	6.25%		5/15/2019	$5,641	$5,676,611
Nasdaq, Inc.	3.214%(3 Mo. LIBOR + .39	%)#	3/22/2019	63,960	63,975,976
Total					73,322,381

Food 0.04%

Kraft Heinz Foods Co.	3.117%(3 Mo. LIBOR + .42	%)#	8/9/2019	7,000	7,002,411

Manufacturing 0.02%

Pentair Finance Sarl (Luxembourg)(a)	2.65%		12/1/2019	3,750	3,747,657

Media 0.12%

Time Warner Cable LLC	8.25%		4/1/2019	19,435	19,513,775

Telecommunications 0.03%

AT&T, Inc.	3.437%(3 Mo. LIBOR + .65	%)#	1/15/2020	3,967	3,981,640
Total Corporate Bonds (cost $194,739,673)					194,850,699

U.S. TREASURY OBLIGATION 2.06%

U.S. Treasury Bill (cost $331,218,824)	Zero Coupon		4/2/2019	331,916	331,215,289

REPURCHASE AGREEMENT 0.22%

Repurchase Agreement dated 2/28/2019, 1.45% due 3/1/2019 with Fixed Income Clearing Corp. collateralized by $35,170,000 of U.S. Treasury Note at 2.50% due 02/28/2021; value: $35,170,000; proceeds: $34,477,526 (cost $34,476,137)				34,476	34,476,137
Total Short-Term Investments (cost $5,522,438,878)					5,522,732,739
Total Investments in Securities 100.62% (cost $16,137,653,078)					16,147,100,940
Liabilities in Excess of Cash and Other Assets (0.62%)					(99,148,326)
Net Assets 100.00%					$16,047,952,614

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST - ULTRA SHORT BOND FUND February 28, 2019

LIBOR	London Interbank Offered Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 28, 2019.
(a)	Foreign security traded in U.S. dollars.
(b)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type (2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Asset-Backed Securities	$—	$3,818,689,768	$—	$3,818,689,768
Corporate Bonds	—	6,805,678,433	—	6,805,678,433
Short-Term Investments
Commercial Paper	—	4,905,020,764	57,169,850	4,962,190,614
Corporate Bonds	—	194,850,699	—	194,850,699
Repurchase Agreement	—	34,476,137	—	34,476,137
U.S. Treasury Obligation	—	331,215,289	—	331,215,289
Total	$—	$16,089,931,090	$57,169,850	$16,147,100,940

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended February 28, 2019.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Commercial Paper
Balance as of December 1, 2018	$—
Accrued Discounts (Premiums)	44,528
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Purchases	57,125,322
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of February 28, 2019	$57,169,850
Change in unrealized appreciation/depreciation for period ended February 28, 2019 related to Level 3 investments held at February 28, 2019	$—

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following fifteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”), Lord Abbett Corporate Bond Fund (“Corporate Bond Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”), Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”), Lord Abbett Multi-Asset Growth Fund (“Multi-Asset Growth Fund”), Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”), Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”), Lord Abbett Total Return Fund (“Total Return Fund”) and Lord Abbett Ultra Short Bond Fund (‘Ultra Short Bond Fund”).

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Corporate Bond Fund’s investment objective is to seek current income. Each of Core Fixed Income Fund’s, Core Plus Bond Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Floating Rate Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income. Each of Short Duration Core Bond Fund’s and Ultra Short Bond Fund’s investment objective is to seek current income consistent with the preservation of capital. Multi-Asset Balanced Opportunity Fund’s investment objective is to seek current income and capital growth. Multi-Asset Growth Fund’s investment objective is to seek long-term capital appreciation and growth of income, Multi-Asset Income Fund’s investment objective is to seek a high level of current income. Each of Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund invest principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)	TBA Sale Commitments-Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Notes to Schedule of Investments (unaudited)(continued)

(h)	Mortgage Dollar Rolls-Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(i)	Commercial Paper-Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(j)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(k)	Reverse Repurchase Agreements-Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

(l)

Floating Rate Loans-Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of February 28, 2019, the following Fund had unfunded loan commitments:

Notes to Schedule of Investments (unaudited)(continued)

	Floating Rate Fund	High Yield Fund	Income Fund	Inflation Focused Fund	Short Duration Income Fund
Bulldog Purchaser Inc. 2nd Lien Delayed Draw Term Loan	$258,884	$—	$—	$—	$—
Bulldog Purchaser Inc. Delayed Draw Term Loan	736,218	—	—	—	—
Claire’s Stores, Inc, Revolving L/C Term Loan	—	271,366	—	—	—
Heartland Dental, LLC Delayed Draw Term Loan	679,240	—	—	—	—
Mavis Tire Express Services Corp. Delayed Draw Term Loan	3,455,108	—	—	—	—
NMN Holdings III Corp. Delayed Draw Term Loan	4,213,475	—	—	—	—
PG&E Corp. DIP Delayed Draw Term Loan	4,408,000	2,151,000	147,000	220,000	7,347,000
PG&E Corp. DIP Term Loan	13,225,000	6,451,000	441,000	661,000	22,042,000
Total	$26,975,925	$8,873,366	$588,000	$881,000	$29,389,000

(m)	Inflation-Linked Derivatives- Inflation Focused Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted. For the centrally cleared CPI swaps, there was minimal counterparty risk to the Fund, since such CPI swaps entered into were traded through a central clearinghouse, which guarantees against default.

(n)	Credit Default Swaps-Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Notes to Schedule of Investments (unaudited)(continued)

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(o)	Total Return Swaps-Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(p)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of February 28, 2019 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

3. FEDERAL TAX INFORMATION

As of February 28, 2019, the aggregate unrealized security gains and losses based on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Convertible Fund	Core Fixed Income Fund	Core Plus Bond Fund
Tax cost	$778,202,578	$1,526,151,768	$33,949,113
Gross unrealized gain	71,349,481	6,620,918	236,466
Gross unrealized loss	(10,677,234)	(13,938,461)	(287,644)
Net unrealized security gain (loss)	$60,672,247	$(7,317,543)	$(51,178)

	Corporate Bond Fund	Floating Rate Fund	High Yield Fund
Tax cost	$6,063,200	$12,919,741,851	$6,819,557,520
Gross unrealized gain	31,670	44,686,586	136,754,748
Gross unrealized loss	(201,086)	(193,863,491)	(215,797,947)
Net unrealized security loss	$(169,416)	$(149,176,905)	$(79,043,199)

	Income Fund	Inflation Focused Fund	Multi-Asset Balanced Opportunity Fund
Tax cost	$2,156,314,449	$1,315,683,631	$1,536,351,869
Gross unrealized gain	19,519,329	23,082,678	17,119,312
Gross unrealized loss	(75,419,595)	(189,113,174)	(62,389,270)
Net unrealized security loss	$(55,900,266)	$(166,030,496)	$(45,269,958)

	Multi-Asset Growth Fund	Multi-Asset Income Fund	Short Duration Core Bond Fund
Tax cost	$1,058,841,823	$1,441,259,958	$15,767,616
Gross unrealized gain	9,321,119	15,609,774	258
Gross unrealized loss	(47,317,974)	(76,909,294)	(33,628)
Net unrealized security loss	$(37,996,855)	$(61,299,520)	$(33,370)

	Short Duration Income Fund	Total Return Fund	Ultra Short Bond Fund
Tax cost	$45,871,756,771	$4,948,177,744	$16,137,653,078
Gross unrealized gain	156,207,647	24,557,883	17,221,065
Gross unrealized loss	(1,559,342,631)	(52,919,771)	(7,773,203)
Net unrealized security gain (loss)	$(1,403,134,984)	$(28,361,888)	$9,447,862

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax treatment of certain securities, certain distributions, amortization of premium, other financial instruments and wash sales.

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Convertible, Core Plus Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Short Duration Income Fund and Total Return Fund entered into forward foreign currency exchange contracts for the period ended February 28, 2019 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund entered into E-Mini S&P 500, E-Mini MSCI EAFE and E-Mini NASDAQ 100 Index futures, MSCI Emerging Market INDEX and EURO STOXX 50 Index contracts for the period ended February 28, 2019 (as described in note 2(e)) to manage cash. The Funds bear the risk that the underlying index will move unexpectedly, in which case each Fund may realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Core Fixed Income Fund, Core Plus Bond Fund, Corporate Bond Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, Multi-Asset Balanced Opportunity Fund, Multi-Asset Income Fund, Short Duration Core Bond Fund, Short Duration Income Fund and Total Return Fund entered into U.S. Treasury futures contracts for the period ended February 28, 2019 (as described in note 2(e)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Inflation Focused Fund entered into CPI swaps for the period ended February 28, 2019 (as described in note 2(m)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on CPI swaps. For the centrally cleared CPI swaps, there was minimal counterparty risk to the Fund, since such CPI swaps entered into were traded through a central clearinghouse, which guarantees against default.

Core Plus Bond Fund, High Yield Fund, Income Fund, Short Duration Core Bond Fund and Short Duration Income Fund entered into credit default swaps for the period ended February 28, 2019 (as described in note 2(n)) for investment purposes, to economically hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Each Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

Core Plus Bond Fund, Floating Rate Fund, and High Yield Fund entered into centrally cleared credit default swaps on indexes for the period then ended February 28, 2019 (as described in note 2(n)) to economically hedge credit risk. Centrally cleared credit default swaps on indexes involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. There is minimal counterparty credit risk to the Fund since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

Floating Rate Fund entered into total return swaps on indexes for the period February 28, 2019 (as described in note 2(o)) to hedge credit risk. The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

As of February 28, 2019, each Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

Notes to Schedule of Investments (unaudited)(continued)

	Convertible Fund
Asset Derivatives	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	$25,265
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$56,364

	Core Fixed Income Fund
	Interest Rate Contracts
Liability Derivatives
Futures Contracts	$527,163

	Core Plus Bond Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contracts	—	—	$16,346
Credit Default Swap Contracts	—	—	$3,706
Forward Foreign Currency Exchange Contracts	—	$606	—
Futures Contracts	$43	—	—
Liability Derivatives
Credit Default Swap Contracts	—	—	$13,337
Futures Contracts	$19,558	—	—
Forward Foreign Currency Exchange Contracts	—	$21	—

	Corporate Bond Fund
Asset Derivatives	Interest Rate Contracts
Futures Contracts	$3,707
Liability Derivatives
Futures Contracts	$2,952

	Floating Rate Fund
Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contracts	—	—	—	$2,881,636
Forward Foreign Currency Exchange Contracts	—	—	$81,411	—
Futures Contracts	—	$530,970	—	—
Total Return Swap Contracts	$3,331,148	—	—	—
Liability Derivatives
Forward Foreign Currency Exchange Contracts	—	—	$161,116	—
Futures Contracts	—	$343,179	—	—
Total Return Swap Contracts	$855,154	—	—	—

Notes to Schedule of Investments (unaudited)(continued)

	High Yield Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contracts	—	—	$3,764,450
Forward Foreign Currency Exchange Contracts	—	$562,996	—
Futures Contracts	$4,364,446	—	—
Liability Derivatives
Credit Default Swap Contracts	—	—	$268,227
Forward Foreign Currency Exchange Contracts	—	$1,339,013	—
Futures Contracts	$4,105,753	—	—

	Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts	—	$26,947	—
Futures Contracts	$810,588	—	—
Liability Derivatives
Credit Default Swap Contracts	—	—	$101,892
Forward Foreign Currency Exchange Contracts	—	$3,702	—
Futures Contracts	$1,265,246	—	—

	Inflation Focused Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts	—	—	$5,294,038
CPI Swap Contracts	—	—	$12,586,441
Forward Foreign Currency Exchange Contracts	—	$3,069	—
Futures Contracts	$239,853	—	—
Liability Derivatives
Centrally Cleared CPI Swap Contracts			$20,192,912
CPI Swap Contracts	—	—	$119,626,878
Forward Foreign Currency Exchange Contracts	—	$948	—
Futures Contracts	$923,042	—	—

	Multi-Asset Balanced Opportunity Fund
Asset Derivatives	Interest Rate Contracts	Equity Contracts
Futures Contracts	$337,567	$1,144,607
Liability Derivatives
Futures Contracts	—	$3,128,605

	Multi-Asset Growth Fund
Asset Derivatives	Equity Contracts
Futures Contracts	$790,148
Liability Derivatives
Futures Contracts	$2,115,402

Notes to Schedule of Investments (unaudited)(continued)

	Multi-Asset Income Fund
Asset Derivatives	Interest Rate Contracts	Equity Contracts
Futures Contracts	$309,207	$1,074,454
Liability Derivatives
Futures Contracts	—	$4,252,623

	Short Duration Core Bond Fund
Asset Derivatives	Interest Rate Contracts	Credit Contracts
Credit Default Swaps	—	$2,631
Futures Contracts	$3,185	—
Liability Derivatives
Credit Default Swap Contracts	—	$1,606
Futures Contracts	$609	—

	Short Duration Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Credit Default Swap Contracts	—	—	$739,873
Forward Foreign Currency Exchange Contracts	—	$117,238	—
Futures Contracts	$1,321,900	—	—
Liability Derivatives
Credit Default Swap Contracts	—	—	$3,088,720
Forward Foreign Currency Exchange Contracts	—	$25,103	—
Futures Contracts	$4,134,871	—	—

	Total Return Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	$—	$27,421
Liability Derivatives
Forward Foreign Currency Exchange Contracts	—	$5,012
Futures Contracts	$2,700,779	—

5. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Balanced Opportunity Fund, Multi-Asset Growth Fund and Multi-Asset Income Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the period then ended February 28, 2019:

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2018	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2019	Fair Value at 2/28/2019	Net Realized Gain 12/1/2018 to 2/28/2019	Dividend Income 12/1/2018 to 2/28/2019	Change in Appreciation (Depreciation) 12/1/2018 to 2/28/2019
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	—	17,111,960	(120,443)	16,991,517	$203,898,205	$(79,290)	$—	$(7,981,797)
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund - Class I	10,679,174	27,370	(10,706,544)	—	—	(594,044)	544,118	8,661,115
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund - Class I	8,006,923	3,750	(8,010,673)	—	—	(731,563)	72,928	12,410,051
Lord Abbett Investment Trust-Convertible Fund-Class I	11,552,944	727,770	(418,662)	11,862,052	156,223,222	4,094,780 (a)	4,294,143	60,669
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund - Class I	15,146,308	1,179,893	(390,013)	15,936,188	80,318,390	(26,268)	1,065,409	4,457,983
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	7,257,952	16,389	(1,374,646)	5,899,695	163,244,561	(6,010,432)	—	17,953,991
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	5,785,975	303,055	(678,066)	5,410,964	135,544,652	5,600,439 (b)	—	4,626,641
Lord Abbett Investment Trust-High Yield Fund - Class I	38,576,789	642,584	(3,234,759)	35,984,614	262,687,684	(1,784,504)	3,937,047	6,398,441
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	6,882,447	65,999	(771,145)	6,177,301	71,224,282	(654,737)	741,506	300,610
Lord Abbett Securities Trust-International Equity Fund-Class I	6,841,732	184,602	(382,223)	6,644,111	82,852,061	(252,596)	1,943,736	979,104
Lord Abbett Securities Trust-International Value Fund - Class I	12,240,556	43,196	(475,095)	11,808,657	82,070,167	(632,932)	276,021	2,621,818
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	2,317,331	5,649,051	(195,175)	7,771,207	211,065,987	3,218,779 (c)	764,256	(11,776,917)
Lord Abbett Ultra Short Bond Fund	3,236,109	2,272,725	(1,244,301)	4,264,533	42,687,970	(12,443)	224,469	97,469
Total					$1,491,817,181	$2,135,189	$13,863,633	$38,809,178

(a)	Includes $4,437,951of distributed capital gains.
(b)	Includes $6,458,116 of distributed capital gains.
(c)	Includes $3,051,229 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Growth Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2018	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2019	Fair Value at 2/28/2019	Net Realized Gain 12/1/2018 to 2/28/2019	Dividend Income 12/1/2018 to 2/28/2019	Change in Appreciation (Depreciation) 12/1/2018 to 2/28/2019
Lord Abbett Affiliated Fund, Inc.-Class I	3,784,490	23,944	(287,960)	3,520,474	$51,574,940	$(646,745)	$314,615	$360,606
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	5,484,373	13,943	(5,498,316)	—	—	(337,913)	277,182	2,382,369
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	6,571,631	2,966	(6,574,597)	—	—	(1,261,347)	57,687	12,012,289
Lord Abbett Investment Trust-Convertible Fund-Class I	3,980,503	252,294	(242,781)	3,990,016	52,548,512	1,491,439 (a)	1,487,079	(215,487)
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	—	8,717,103	(132,799)	8,584,304	103,011,642	(7,586)	—	(2,178,739)
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	4,989,415	—	(836,577)	4,152,838	114,909,020	(3,609,252)	—	12,015,288
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	5,530,315	290,827	(630,056)	5,191,086	130,036,701	5,144,790 (b)	—	4,436,620
Lord Abbett Investment Trust-High Yield Fund-Class I	28,347,397	524,186	(2,842,800)	26,028,783	190,010,116	(749,235)	2,861,095	3,985,709
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	729,282	6,657	(100,037)	635,902	7,331,954	(38,014)	74,727	12,708
Lord Abbett Securities Trust-International Equity Fund-Class I	6,762,616	166,487	(345,532)	6,583,571	82,097,133	(247,178)	1,921,259	970,297
Lord Abbett Securities Trust-International Value Fund-Class I	12,420,011	43,749	(751,445)	11,712,315	81,400,590	(1,012,130)	279,559	2,886,755
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	2,619,706	4,521,903	(129,351)	7,012,258	190,452,924	3,784,157 (c)	863,979	(12,139,261)
Lord Abbett Ultra Short Bond Fund	280,789	1,545,924	—	1,826,713	18,285,392	—	73,593	36,427
Total					$1,021,658,924	$2,510,986	$8,210,775	$24,565,581

(a)	Includes $1,540,115 of distributed capital gains.
(b)	Includes $6,197,526 of distributed capital gains.
(b)	Includes $3,449,367 of distributed capital gains.

Notes to Schedule of Investments (unaudited)(concluded)

Multi-Asset Income Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2018	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2019	Fair Value at 2/28/2019	Net Realized Gain 12/1/2018 to 2/28/2019	Dividend Income 12/1/2018 to 2/28/2019	Change in Appreciation (Depreciation) 12/1/2018 to 2/28/2019
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	6,744,374	3,094	(6,747,468)	—	$—	$(247,451)	$60,176	$13,964,276
Lord Abbett Investment Trust-Convertible Fund-Class I	16,233,536	1,035,350	(1,475,026)	15,793,860	208,005,135	5,060,000 (a)	6,115,450	283,054
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	1,369,865	10,521	(39,775)	1,340,611	14,156,847	(9,944)	108,425	256,978
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	11,189,766	4,058,721	(1,210,544)	14,037,943	70,751,230	(323,328)	956,571	4,186,541
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	4,252,856	—	(1,093,419)	3,159,437	87,421,623	(4,940,121)	—	11,105,693
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	3,317,795	172,792	(444,170)	3,046,417	76,312,747	3,408,458 (b)	—	2,549,393
Lord Abbett Investment Trust-High Yield Fund-Class I	36,240,904	538,601	(2,404,459)	34,375,046	250,937,835	(280,264)	3,754,532	4,802,556
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	8,194,338	80,584	(571,856)	7,703,066	88,816,346	(321,456)	906,120	15,940
Lord Abbett Securities Trust-International Equity Fund-Class I	6,242,490	236,936	(368,518)	6,110,908	76,203,017	381	1,781,744	898,090
Lord Abbett Securities Trust-International Value Fund-Class I	11,697,199	131,147	(681,580)	11,146,766	77,470,024	(1,086,641)	261,855	2,960,766
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	3,134,124	4,744,217	(247,020)	7,631,321	207,266,691	4,195,894 (c)	1,033,635	(15,153,456)
Lord Abbett Ultra Short Bond Fund	23,590,968	2,347,443	(3,530,422)	22,407,989	224,303,968	(35,575)	1,437,796	480,689
Total					$1,381,645,463	$5,419,953	$16,416,304	$26,350,520

(a)	Includes $6,306,887 of distributed capital gains.
(b)	Includes $3,682,181 of distributed capital gains.
(c)	Includes $4,126,700 of distributed capital gains.

6. SUBSEQUENT EVENT

On April 3, 2019, the Board approved a proposal to reorganize Lord Abbett Multi-Asset Global Opportunity Fund (a Fund of Lord Abbett Global Fund, Inc.) and Multi-Asset Growth Fund into Multi-Asset Balanced Opportunity Fund creating a single larger surviving fund. The reorganization is currently expected to occur on or about June 21, 2019, though it may be delayed.

Investments in Underlying Funds (unaudited)

The Funds invests in Underlying Funds managed by Lord Abbett. As of February 28, 2019, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Multi-Asset Balanced Opportunity Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Investment Trust-Convertible Fund-Class I	10.47%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	5.38%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	13.67%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	10.94%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	9.09%
Lord Abbett Investment Trust-High Yield Fund-Class I	17.62%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	4.77%
Lord Abbett Securities Trust-International Equity Fund-Class I	5.55%
Lord Abbett Securities Trust-International Value Fund-Class I	5.50%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	14.15%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	2.86%

Multi-Asset Growth Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc.-Class I	5.05%
Lord Abbett Investment Trust-Convertible Fund-Class I	5.14%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	10.08%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	11.25%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	12.73%
Lord Abbett Investment Trust-High Yield Fund-Class I	18.60%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	0.72%
Lord Abbett Securities Trust-International Equity Fund-Class I	8.04%
Lord Abbett Securities Trust-International Value Fund-Class I	7.97%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	18.63%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	1.79%

Multi-Asset Income Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Investment Trust-Convertible Fund-Class I	15.05%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	1.02%
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	5.12%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	6.33%
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I	5.52%
Lord Abbett Investment Trust-High Yield Fund-Class I	18.17%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	6.43%
Lord Abbett Securities Trust-International Equity Fund-Class I	5.52%
Lord Abbett Securities Trust-International Value Fund-Class I	5.61%
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	15.00%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	16.23%

Investments in Underlying Funds (unaudited)(continued)

The Ten Largest Holdings and the Holdings by Sector, as of February 28, 2019, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
Chevron Corp.	2.92%
Merck & Co., Inc.	2.52%
Intel Corp.	2.52%
JPMorgan Chase & Co.	2.36%
Pfizer, Inc.	2.32%
Bank of America Corp.	2.18%
Procter & Gamble Co. (The)	2.07%
Cisco Systems, Inc.	1.94%
Verizon Communications, Inc.	1.81%
Medtronic plc	1.53%

Holding by Sector*	% of Investments
Communication Services	3.70%
Consumer Discretionary	9.20%
Consumer Staples	10.54%
Energy	8.47%
Financials	20.95%
Health Care	10.69%
Industrials	10.54%
Information Technology	9.89%
Materials	4.89%
Real Estate	5.10%
Utilities	5.58%
Repurchase Agreement	0.45%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Convertible Fund

Ten Largest Holdings	% of Investments
Tesla Energy Operations, Inc., 1.625%, 11/1/2019	3.91%
FireEye, Inc., 1.625%, 6/1/2035	3.81%
SunPower Corp., 4.00%, 1/15/2023	3.41%
Microchip Technology, Inc., 1.625%, 2/15/2015	3.37%
Vipshop Holdings Ltd., 1.50%, 3/15/2019	2.85%
Wells Fargo & Co., 7.50%	2.37%
Bank of America Corp., 7.25%	1.95%
DISH Network Corp., 3.375%, 8/15/2026	1.81%
Crown Castle International Corp., 6.875%	1.68%
Tesla, Inc., 1.25%, 3/1/2021	1.62%

Holding by Sector*	% of Investments
Automotive	3.95%
Banking	5.13%
Basic Industry	2.21%
Capital Goods	4.43%
Consumer Goods	1.52%
Energy	5.21%
Health Care	12.81%
Leisure	3.36%
Media	3.50%
Real Estate	2.38%
Retail	3.68%
Services	3.51%
Technology & Electronics	38.52%
Telecommunication	0.94%
Transportation	3.29%
Utility	1.71%
Repurchase Agreement	3.85%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Core Fixed Income Fund

Ten Largest Holdings	% of Investments
Federal National Mortgage Assoc., 4.50%, 01/01/2199	14.14%
U.S. Treasury Bill, Zero Coupon, 03/14/2019	13.51%
Federal National Mortgage Assoc., 4.00%, 01/01/2199	8.41%
Federal Home Loan Mortgage Corp., 4.00%, 01/01/2199	5.12%
U.S. Treasury Note, 3.375%, 11/15/2048	3.99%
U.S. Treasury Inflation Indexed Note, 0.625%, 04/15/2023	3.30%
U.S. Treasury Note, 2.50%, 02/29/2024	2.72%
U.S. Treasury Note, 2.625%, 02/15/2029	1.68%
U.S. Treasury Bond, 2.75%, 11/15/2042	1.19%
U.S. Treasury Note, 2.50%, 01/31/2021	1.08%

Holding by Sector*	% of Investments
Auto	0.39%
Consumer Cyclicals	0.10%
Consumer Services	0.64%
Consumer Staples	0.35%
Energy	1.28%
Financial Services	30.98%
Foreign Government	0.05%
Health Care	0.09%
Integrated Oils	0.44%
Materials and Processing	0.27%
Municipal	0.04%
Producer Durables	0.62%
Technology	0.51%
Telecommunications	0.06%
Transportation	0.18%
U.S. Government	57.26%
Utilities	0.98%
Repurchase Agreement	5.76%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Bond Fund

Ten Largest Holdings	% of Investments
Petroleos Mexicanos, 5.35%, 02/12/2028	2.61%
Republic of Ecuador, 8.75%, 06/02/2023	1.92%
Republic of EI Salvador, 6.375%, 01/18/2027	1.61%
Dominican Republic, 5.95%, 01/25/2027	1.55%
Republic of Colombia, 5.00%, 06/15/2045	1.45%
Arab Republic of Egypt, 6.588%, 02/21/2028	1.45%
Republic of South Africa, 4.30%, 10/12/2028	1.31%
State of Qatar, 3.25%, 06/02/2026	1.31%
Pakistan Government International Bond, 8.25%, 04/15/2024	1.27%
United Mexican States, 4.75%, 03/08/2044	1.18%

Holding by Sector*	% of Investments
Banking	4.02%
Basic Industry	3.84%
Capital Goods	0.48%
Consumer Goods	1.02%
Energy	13.02%
Financial Services	4.53%
Foreign Sovereign	64.03%
Real Estate	0.54%
Telecommunications	0.51%
Transportation	3.08%
Utilities	4.13%
Repurchase Agreement	0.80%
Total	100.00%

*	A sector may comprise several industries

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
Bank of America Corp.	3.93%
Johnson & Johnson	3.92%
JPMorgan Chase & Co.	3.82%
Merck & Co., Inc.	3.21%
Verizon Communications, Inc.	2.75%
Wells Fargo & Co.	2.71%
Pfizer, Inc.	2.67%
Citigroup, Inc.	2.61%
United Technologies Corp.	2.41%
PepsiCo, Inc.	2.24%

Holding by Sector*	% of Investments
Communication Services	7.62%
Consumer Discretionary	5.07%
Consumer Staples	7.39%
Energy	9.59%
Financial Services	22.67%
Health Care	15.90%
Industrials	9.57%
Information Technology	11.84%
Materials	3.08%
Real Estate	2.96%
Utilities	3.29%
Repurchase Agreement	1.02%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Growth Leaders Fund

Ten Largest Holdings	% of Investments
Alphabet, Inc. Class A	8.61%
Boeing Co. (The)	6.42%
Mastercard, Inc. Class A	5.37%
Amazon.com, Inc.	4.54%
UnitedHealth Group, Inc.	4.40%
Atlassian Corp. plc Class A (Australia)	4.23%
Vertex Pharmaceuticals, Inc.	4.06%
Intuitive Surgical, Inc.	4.05%
ServiceNow, Inc.	4.03%
Trade Desk, Inc. (The) Class A	3.94%

Holding by Sector*	% of Investments
Communication Services	12.18%
Consumer Discretionary	18.13%
Financials	0.51%
Health Care	18.90%
Industrials	7.59%
Information Technology	41.16%
Real Estate	0.97%
Repurchase Agreement	0.56%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
ServiceNow, Inc.	2.85%
Global Payments, Inc.	2.25%
O’Reilly Automotive, Inc.	1.84%
Splunk, Inc.	1.81%
TransDigm Group, Inc.	1.80%
Dollar General Corp.	1.75%
Fortive Corp.	1.74%
Edwards Lifesciences Corp.	1.71%
Ultimate Software Group, Inc. (The)	1.70%
SBA Communications Corp.	1.62%

Holding by Sector*	% of Investments
Communication Services	1.86%
Consumer Staples	2.58%
Energy	1.08%
Financials	8.13%
Health Care	14.99%
Industrials	16.90%
Information Technology	32.27%
Materials	4.59%
Mortgage Backed	15.12%
Real Estate	1.62%
Repurchase Agreement	0.86%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

High Yield Fund

Ten Largest Holdings	% of Investments
Sprint Capital Corp., 6.875%, 11/15/2028	1.75%
T-Mobile USA, Inc., 6.50%, 01/15/2026	0.82%
Ally Financial, Inc., 8.00%, 11/01/2031	0.69%
Tenet Healthcare Corp., 5.125%, 05/01/2025	0.63%
Altice France SA, 7.375%, 05/01/2026	0.61%
Freeport-McMoRan, Inc., 3.875%, 03/15/2023	0.60%
Tesla, Inc., 5.30%, 08/15/2025	0.58%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 02/15/2026	0.56%
TransDigm, Inc., 6.375%, 06/15/2026	0.54%
HCA, Inc., 5.50%, 06/15/2047	0.54%

Holding by Sector*	% of Investments
Automotive	2.53%
Banking	2.96%
Basic Industry	11.60%
Capital Goods	6.11%
Consumer Goods	3.54%
Energy	12.80%
Financial Services	2.74%
Foreign Government	1.00%
Health Care	12.30%
Insurance	1.32%
Leisure	4.41%
Local-Authority	0.10%
Media	10.46%
Mortgage Backed	0.32%
Municipals	0.30%
Retail	5.58%
Services	5.14%
Technology & Electronics	3.68%
Telecommunications	5.26%
Transportation	1.97%
Utilities	4.77%
Repurchase Agreement	1.11%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Inflation Focused Fund

Ten Largest Holdings	% of Investments
Chase Issuance Trust 2016-A5, 1.270%, 07/15/2021	0.67%
VNDO Mortgage Trust 2012-6AVE A, 2.995%, 11/15/2030	0.62%
World Financial Network Credit Card Master Trust 2012-D A, 2.150%,04/17/2023	0.57%
GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020	0.56%
Ally Master Owner Trust 2018-4 A, 3.30%, 07/17/2023	0.50%
Citibank Credit Card Issuance Trust 2018-A6, 3.210%, 12/07/2024	0.48%
Sabine Pass Liquefaction LLC, 5.625%, 04/15/2023	0.47%
California Republic Auto Receivables Trust 2018-1 A2, 2.860%, 03/15/2021	0.45%
California Republic Auto Receivables Trust 2016-1 B, 3.430%, 02/15/2022	0.45%
Caesars Palace Las Vegas Trust 2017-VICI A, 3.531%, 10/15/2034	0.44%

Holding by Sector*	% of Investments
Auto	2.51%
Basic Industry	0.30%
Capital Goods	0.93%
Consumer Cyclicals	1.03%
Consumer Discretionary	0.73%
Consumer Services	1.33%
Consumer Staples	0.37%
Energy	7.94%
Financial Services	66.05%
Foreign Government	0.35%
Health Care	2.14%
Integrated Oils	0.31%
Materials and Processing	4.03%
Municipal	0.17%
Other	0.16%
Producer Durables	1.65%
Technology	2.05%
Telecommunications	0.79%
Transportation	0.51%
U.S. Government	2.41%
Utilities	2.50%
Repurchase Agreement	1.74%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Equity Fund

Ten Largest Holdings	% of Investments
AIA Group Ltd.	2.30%
Alibaba Group Holding Ltd. ADR	2.27%
BHP Group Ltd.	2.00%
Allianz SE Registered Shares	1.81%
Vinci SA	1.79%
AstraZeneca plc	1.73%
Novartis AG Registered Shares	1.67%
Royal Dutch Shell plc B Shares	1.66%
Nestle SA Registered Shares	1.66%
Total SA	1.64%

Holding by Sector	% of Investments
Communication Services	8.62%
Consumer Discretionary	10.29%
Consumer Staples	9.28%
Energy	7.94%
Financial Services	25.32%
Health Care	8.07%
Industrials	10.74%
Information Technology	7.25%
Materials	8.56%
Real Estate	2.83%
Utilities	1.10%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Value Fund

Ten Largest Holdings	% of Investments
Allianz SE Registered Shares	3.26%
Total SA	3.05%
Novartis AG Registered Shares	2.94%
Royal Dutch Shell PLC Class A ADR	2.85%
Toyota Motor Corp.	2.68%
Sanofi	2.51%
Swiss Life Holding AG Registered Shares	2.27%
iShares MSCI Japan ETF	2.26%
Royal Bank of Scotland Group PLC	2.16%
Anglo American plc	2.10%

Holding by Sector*	% of Investments
Communication Services	3.00%
Consumer Discretionary	11.12%
Consumer Staples	5.74%
Energy	11.10%
Exchange Traded Fund	2.26%
Financial Services	30.26%
Health Care	10.49%
Industrials	7.37%
Information Technology	3.13%
Materials	6.15%
Real Estate	4.96%
Utilities	2.93%
Repurchase Agreement	1.49%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
FirstEnergy Corp.	2.36%
KeyCorp	2.31%
Citizens Financial Group, Inc.	1.99%
Alexandria Real Estate Equities, Inc.	1.87%
Edison International	1.75%
Hubbell, Inc.	1.73%
Boston Properties, Inc.	1.70%
Hartford Financial Services Group, Inc. (The)	1.65%
UDR, Inc.	1.65%
Lear Corp.	1.63%

Holding by Sector*	% of Investments
Consumer Discretionary	10.23%
Consumer Staples	4.17%
Energy	7.98%
Financial Services	20.00%
Health Care	7.49%
Industrials	16.17%
Information Technology	9.78%
Materials	6.18%
Real Estate	10.21%
Utilities	6.90%
Repurchase Agreement	0.89%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Ultra Short Bond Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Bill, Zero Coupon, 04/02/2019	2.05%
Morgan Stanley, 3.247%, 02/10/2021	1.27%
Citigroup, Inc., 3.5725%, 01/10/2020	1.21%
Northrop Grumman Corp., 2.9608% - 3.0019%, 05/22/2019	1.03%
Macquarie Bank Ltd., 3.1439%, 04/04/2019	0.92%
Ford Credit Auto Owner Trust 2014-2 A, 2.31%, 04/15/2026	0.70%
Bank of America NA, 2.8789%, 08/28/2020	0.69%
UBS AG, 2.9489%, 05/28/2019	0.66%
Sumitomo Mitsui Banking Corp., 3.1234%, 01/17/2020	0.61%
Glencore Funding LLC, 3.0689% - 3.0692%, 03/06/2019	0.61%

Holding by Sector*	% of Investments
Auto	6.09%
Basic Industry	0.03%
Capital Goods	0.06%
Consumer Cyclicals	3.19%
Consumer Services	1.18%
Consumer Staples	4.72%
Energy	6.15%
Financial Services	54.20%
Health Care	4.31%
Integrated Oils	0.56%
Materials and Processing	5.80%
Mortgage backed	0.17%
Producer Durables	3.10%
Technology	4.06%
Telecommunications	2.13%
Transportation	0.06%
U.S. Government	2.05%
Utilities	1.93%
Repurchase Agreement	0.21%
Total	100.00%

*	A sector may comprise several industries

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: April 29, 2019

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: April 29, 2019

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: April 29, 2019